UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

Annual Report

DECEMBER 31, 2023

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Fund Performance, Allocation of Portfolio Holdings and Expense Examples
7	Financial Statements and Financial Highlights
11	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Board Approval of Investment Advisory Agreement
18	Trustees and Officers
19	Government Cash Management Portfolio

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.	Go to www.icsdelivery.com

2.	Select the first letter of your brokerage firm’s name.

3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.	Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder,

Economic and market sentiments were generally more positive during the reporting period, though concern about inflation, the potential for recession, and other market forces continued to linger. ProFunds is committed to helping you, our investors, meet this challenging environment by providing an innovative array of products and services designed to help you meet your objectives. Following is the Government Money Market ProFund Annual Report to Shareholders for the 12 months ended December 31, 2023.

The Government Money Market ProFund invests substantially all of its assets in the Government Cash Management Portfolio, a separate investment company managed by DWS Investment Management Americas, Inc.

Money market rates moved in a range of between 4.3% and 5.3% during the period, tracking the target of the Federal Funds Rate.

Interest Rates Rise and Stay High Despite Moderating Inflation

Combating elevated inflation and avoiding a recession dominated economic policymaking in 2023. The year began with central bankers of the Federal Reserve on a campaign to bring down inflation by raising short-term interest rates, which were increased to a target range of between 5.25% and 5.5% at the Fed’s July meeting. Rates have remained unchanged since then, and Chairman Powell has communicated that the Fed will “let the data reveal the appropriate path” before it decides whether to begin lowering rates. Inflation moderated throughout the year (though not in a straight line), with the Consumer Price Index declining to just over 3% by the fall.

Despite concerns about the economic impact of Fed rate hikes, a feared recession never materialized during the period, and the potential for a much-hoped-for “soft landing” grew as the year progressed. While U.S. real GDP growth slowed slightly in the second quarter of 2023, third-quarter growth came in strong at 4.9%. The U.S. unemployment rate ticked up slightly through the fall but remained low, ending the reporting period at 3.7%. The Bloomberg Dollar Spot Index declined just slightly, falling 2.7%.

Government Money Market ProFund

Amid elevated (though moderating) inflation and high interest rates over the period, the Government Money Market ProFund continued to achieve its objective of maintaining a stable net asset value of $1.00 per share per investor. The fund potentially benefits investors by seeking a higher level of current income consistent with liquidity and capital preservation. It also serves investors as a vehicle for moving money between ProFunds products, or for holding assets until they are ready to invest. In 2023, however, thanks to elevated interest rates, the Government Money Market ProFund provided investors who parked cash in the fund a modest annualized return of 4.2%, which is meaningfully above the fund’s historical average.

We thank you for the trust and confidence you have placed in us by using the Government Money Market ProFund, and we appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Fund Performance, Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Fund Performance

The Government Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2023, was 4.52% for the Investor Class and 3.48% for the Service Class.

The assets of the Fund are part of a $38 billion portfolio managed by DWS Investment Management Americas, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit ProFunds.com.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings and Expense Examples :: Government Money Market ProFund :: 5

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	101%
Total Exposure	101%

(a)	The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.
(b)	Amount is less than 0.5%.

Government Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	—	%(b)
Government & Agency Obligations
U.S. Government Sponsored Agencies	15%
U.S. Treasury Obligations	53%
Repurchase Agreements	37%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended December 31, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended December 31, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period*	Ending Account Value 12/31/23	Expenses Paid During Period*
Government Money Market ProFund – Investor Class	0.98%	$1,000.00	$1,022.30	$5.00	$1,020.27	$4.99
Government Money Market ProFund – Service Class	1.98%	1,000.00	1,017.10	10.07	1,015.22	10.06

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Financial Statements and Financial Highlights

8 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2023

ASSETS:
Investment in Government Cash Management Portfolio, at value	$167,819,415
Receivable for capital shares issued	16,245,999
Prepaid expenses	43,067
TOTAL ASSETS	184,108,481
LIABILITIES:
Distributions payable	17,657
Payable for capital shares redeemed	18,233,458
Management services fees payable	76,845
Administration fees payable	4,314
Distribution and services fees payable-Service Class	8,177
Transfer agency fees payable	33,739
Fund accounting fees payable	10,000
Compliance services fees payable	979
Service fees payable	967
Other accrued expenses	142,637
TOTAL LIABILITIES	18,528,773
Commitments and contingencies (Note 4)
NET ASSETS	$165,579,708
NET ASSETS CONSIST OF:
Capital	$165,834,811
Total distributable earnings (loss)	(255,103)
NET ASSETS	$165,579,708
INVESTOR CLASS:
Net Assets	$156,288,966
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	156,528,557
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$9,290,742
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,304,578
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2023

INVESTMENT INCOME:
Interest	$9,881,684	(a)
Expenses	(165,589	)(a)(b)
TOTAL INVESTMENT INCOME	9,716,095
EXPENSES:
Management services fees	683,880
Administration fees	64,866
Distribution and services fees-Service Class	99,902
Transfer agency fees	250,602
Administrative services fees	176,728
Registration and filing fees	67,802
Fund accounting fees	10,000
Trustee fees	2,686
Compliance services fees	628
Service fees	16,478
Audit fees	155,566
Other fees	83,105
Recoupment of prior expenses reimbursed by the Advisor	238,551
TOTAL NET EXPENSES	1,850,794
NET INVESTMENT INCOME	7,865,301
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,403	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,869,704

(a)	Allocated from Government Cash Management Portfolio.
(b)	For the year ended December 31, 2023, the Advisor to the Government Cash Management Portfolio waived fees, of which $96,550 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 9

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$7,865,301	$2,111,073
Net realized gains (losses) on investments	4,403	(258,080)
Change in net assets resulting from operations	7,869,704	1,852,993
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(7,556,580)	(2,049,183)
Service Class	(308,480)	(63,462)
Change in net assets resulting from distributions	(7,865,060)	(2,112,645)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,348,875,530	3,014,039,725
Service Class	47,664,969	54,449,952
Distributions reinvested
Investor Class	7,447,969	1,979,126
Service Class	307,654	63,462
Value of shares redeemed
Investor Class	(2,388,291,722)	(3,021,602,279)
Service Class	(49,374,164)	(52,955,225)
Change in net assets resulting from capital transactions	(33,369,764)	(4,025,239)
Change in net assets	(33,365,120)	(4,284,891)
NET ASSETS:
Beginning of period	198,944,828	203,229,719
End of period	$165,579,708	$198,944,828
SHARE TRANSACTIONS:
Issued
Investor Class	2,348,875,530	3,014,039,725
Service Class	47,664,969	54,449,952
Reinvested
Investor Class	7,447,969	1,979,126
Service Class	307,654	63,462
Redeemed
Investor Class	(2,388,291,722)	(3,021,602,279)
Service Class	(49,374,164)	(52,955,225)
Change in shares	(33,369,764)	(4,025,239)

See accompanying notes to the financial statements.

10 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income	Total Distributions
Government Money Market ProFund
Investor Class
Year Ended December 31, 2023	$1.000	0.041		—	(d)	0.041		(0.041)	(0.041)
Year Ended December 31, 2022	$1.000	0.010		—	(d)	0.010		(0.010)	(0.010)
Year Ended December 31, 2021	$1.000	—	(d)	—	(d)	—	(d)	—	— (d)
Year Ended December 31, 2020	$1.000	0.001		—	(d)	0.001		(0.001)	(0.001)
Year Ended December 31, 2019	$1.000	0.013		—	(d)	0.013		(0.013)	(0.013)
Service Class
Year Ended December 31, 2023	$1.000	0.031		—	(d)	0.031		(0.031)	(0.031)
Year Ended December 31, 2022	$1.000	0.006		—	(d)	0.006		(0.006)	(0.006)
Year Ended December 31, 2021	$1.000	—	(d)	—	(d)	—	(d)	—	— (d)
Year Ended December 31, 2020	$1.000	—	(d)	—	(d)	—	(d)	—	— (d)
Year Ended December 31, 2019	$1.000	0.003		—	(d)	0.003		(0.003)	(0.003)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses(b)(c)	Net Expenses(b)		Net Investment Income(b)	Net Assets, End of Period (000’s)

$1.000	4.15%	0.98%	0.98%		4.08%	$156,289
$1.000	0.99%	0.86%	0.68	%(e)	0.97%	$188,251
$1.000	0.02%	0.70%	0.04	%(e)	0.02%	$194,082
$1.000	0.14%	0.84%	0.34	%(e)	0.14%	$224,414
$1.000	1.25%	0.98%	0.98%		1.26%	$277,733

$1.000	3.12%	1.98%	1.98%		3.08%	$9,291
$1.000	0.61%	1.22%	1.04	%(e)	0.57%	$10,694
$1.000	0.02%	0.70%	0.04	%(e)	0.02%	$9,148
$1.000	0.02%	1.24%	0.41	%(e)	0.02%	$9,637
$1.000	0.31%	1.98%	1.98%		0.32%	$8,436

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)	For the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, and December 31, 2019, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.05%, 0.08%, 0.11%, 0.06%, and 0.07%, respectively.

(d)	Amount is less than $0.0005.

(e)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

12 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2023

1. Organization

ProFunds (the “Trust”) consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of December 31, 2023, the percentage of the Portfolio’s interests owned by the ProFund was 0.4%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio’s income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

December 31, 2023 :: Notes to Financial Statements :: Government Money Market ProFund :: 13

used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of December 31, 2023, the ProFund’s $167,819,415 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the year ended December 31, 2023.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

FIS Investor Services LLC (“FIS”) acts as the Trust’s transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees”.

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees”.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $325,000 per Trustee, inclusive of all meetings. During the year ended December 31, 2023, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees”.

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2023 through April 30, 2024		For the Period May 1, 2022 through April 30, 2023
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2024 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped

14 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2023

by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor”. As of December 31, 2023, the recoupments that may potentially be made by the ProFund are as shown in the table below. As of December 31, 2023, no commitment or contingent liability is expected.

	Expires 4/30/24	Expires 4/30/25	Total
Government Money Market ProFund	$1,498,883	$1,234,557	$2,733,440

5. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the ProFund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of the ProFund’s third party service providers (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The ProFund and its shareholders could be negatively impacted as a result. While the ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to the ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third-party service providers), sectors,

December 31, 2023 :: Notes to Financial Statements :: Government Money Market ProFund :: 15

industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the ProFund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund’s investments, even beyond any direct exposure The ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund’s performance and the value of an investment in the ProFund.

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2023
Government Money Market ProFund	$7,865,060	$7,865,060
December 31, 2022
Government Money Market ProFund	$2,111,273	$2,111,273

As of the most recent tax year ended December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(1,131)	$(253,972)	$—	$(255,103)

As of the tax year ended December 31, 2023, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$253,972

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund’s financial statements.

16 :: Government Money Market ProFund :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProFunds and Shareholders of Government Money Market ProFund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Money Market ProFund (one of the funds constituting ProFunds, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the Accounting Agent for the Master Fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2024

We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

December 31, 2023 :: Board Approval of Investment Advisory Agreement :: Government Money Market ProFund :: 17

At a meeting held on September 12-13, 2023, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust on behalf of the Government Money Market ProFund (the “Fund”) (the “Advisory Agreement”).

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s considerations of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review. The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment adviser. The Trustees noted that the contractual amount of the fee is 0.35% of the Fund’s average annual daily net assets, but that the Advisor does not collect this fee for so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a Management Services fee of 0.35% of the Fund’s average annual daily net assets, all of which the Advisor has waived. The Board noted that the Advisor has contractually agreed to reduce Fund expenses to retain a certain minimum yield as well as to reimburse advisory and management services fees that exceed 0.98% for the Investor Class and 1.98% for the Service Class through April 30, 2024. In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the Board considered the nature of the services described in the Advisory Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board regularly considers matters bearing on the Fund and its investment advisory, administration and distribution arrangements including the Fund’s investment results and performance data, at its regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Fund is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses, the feeder fund structure of the Fund, and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement and the continued investment by the Fund into the master portfolio was in the best interests of the shareholders of the Fund. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

18 :: Government Money Market ProFund :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

William D. Fertig c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (116); ProShares (126)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (116); ProShares (126)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (116); ProShares 126)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors (November 2005 to present); and ProShare Capital Management LLC (June 2008 to present).	ProFunds (116); ProShares (126)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.
**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in Profund Advisors.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers

Todd B. Johnson 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Denise Lewis 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 10/63	Treasurer	Indefinite; June 2022 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (August 2020 to present); Senior Director, Bank of New York Mellon (September 2015 – October 2019).

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

Government Cash Management Portfolio

20 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2023

Investment Portfolio

Commercial Paper 0.1%

Issued at Discount 0.1%

	Principal Amount	Value
Toronto Dominion Bank, 5.495%(a), 3/11/2024 (Cost $59,367,667)	$60,000,000	$59,367,667

Government & Agency Obligations 67.8%
U.S. Government Sponsored Agencies 15.0%
Federal Farm Credit Banks:
5.25%(a), 12/13/2024	19,825,000	19,821,994
SOFR + 0.135%, 5.535%(b), 6/3/2025	82,000,000	82,000,000
SOFR + 0.145%, 5.545%(b), 7/25/2025	151,500,000	151,500,000
Federal Farm Credit Banks Funding Corp.:
3-month U.S. Treasury Bill Money Market Yield minus 0.03%, 5.301%(b), 2/1/2024	50,000,000	50,000,000
3-month U.S. Treasury Bill Money Market Yield minus 0.03%, 5.301%(b), 2/28/2024	50,000,000	50,000,000
FEDL01 + 0.135%, 5.465%(b), 5/22/2025	30,000,000	30,000,000
5.57%(a), 7/5/2024	10,000,000	9,999,597
Federal Home Loan Bank Discount Notes:
5.211%(a), 4/15/2024	164,927,000	162,454,469
5.272%(a), 1/2/2024	69,153,000	69,153,000
5.293%(a), 2/6/2024	96,425,000	95,921,662
5.303%(a), 3/22/2024	40,000,000	39,529,300
5.394%(a), 1/31/2024	1,600,000	1,592,907
Federal Home Loan Banks:
5.0%(a), 9/18/2024	239,750,000	239,649,880
5.4%(a), 1/14/2025	184,250,000	184,250,000
SOFR + 0.03%, 5.43%(b), 1/12/2024	604,000,000	604,000,000
SOFR + 0.03%, 5.43%(b), 1/16/2024	137,000,000	137,000,000
SOFR + 0.035%, 5.435%(b), 2/12/2024	273,000,000	273,000,000
SOFR + 0.035%, 5.435%(b), 2/13/2024	137,000,000	137,000,000
SOFR + 0.04%, 5.44%(b), 2/20/2024	169,000,000	169,000,000
SOFR + 0.04%, 5.44%(b), 2/26/2024	434,000,000	434,000,000
SOFR + 0.45%, 5.445%(b), 2/2/2024	110,000,000	110,000,000
SOFR + 0.045%, 5.445%(b), 2/2/2024	251,500,000	251,500,000
SOFR + 0.45%, 5.445%(b), 2/5/2024	378,500,000	378,500,000
SOFR + 0.045%, 5.445%(b), 2/28/2024	220,000,000	220,000,000
SOFR + 0.45%, 5.445%(b), 3/15/2024	555,000,000	555,000,000
SOFR + 0.045%, 5.445%(b), 4/4/2024	286,000,000	286,000,000
SOFR + 0.05%, 5.45%(b), 3/20/2024	592,775,000	592,775,000
5.45%(a), 6/18/2024	46,500,000	46,478,665
SOFR + 0.125%, 5.525%(b), 2/24/2025	119,000,000	119,000,000
Federal National Mortgage Association, 5.52%, 7/16/2024	182,000,000	182,000,000
		5,681,126,474
U.S. Treasury Obligations 52.8%
U.S. Treasury Bills:
5.105%(a), 8/8/2024	452,750,000	438,817,751
5.119%(a), 10/31/2024	200,000,000	191,431,636
5.147%(a), 10/31/2024	190,000,000	181,860,054
5.161%(a), 6/13/2024	460,000,000	449,333,622
5.162%(a), 10/31/2024	200,000,000	191,431,636
5.163%(a), 10/31/2024	50,000,000	47,857,909
5.227%(a), 4/30/2024	947,000,000	930,629,562
5.227%(a), 6/6/2024	583,000,000	569,862,704
5.252%(a), 6/6/2024	540,000,000	527,831,664
5.258%(a), 1/2/2024	150,000,000	149,978,392
5.284%(a), 5/23/2024	400,000,000	391,718,446
5.285%(a), 5/23/2024	200,000,000	195,859,223
5.305%(a), 1/11/2024	142,000,000	141,792,044
5.314%(a), 4/2/2024	650,000,000	641,294,115
5.318%(a), 3/21/2024	400,000,000	395,333,463
5.319%(a), 4/16/2024	733,000,000	721,676,594
5.32%(a), 3/21/2024	321,000,000	317,255,104
5.322%(a), 1/18/2024	300,000,000	299,256,285
5.323%(a), 1/18/2024	301,000,000	300,253,806
5.325%(a), 1/23/2024	150,000,000	149,517,337
5.329%(a), 3/19/2024	437,000,000	432,023,444
5.329%(a), 3/26/2024	700,000,000	691,313,000
5.339%(a), 1/23/2024	300,000,000	299,034,675
5.343%(a), 1/23/2024	400,000,000	398,712,899
5.343%(a), 2/22/2024	520,000,000	516,041,644
5.346%(a), 2/13/2024	950,000,000	944,016,613
5.35%(a), 1/30/2024	1,050,000,000	1,045,615,294
5.353%(a), 2/8/2024	410,000,000	407,714,350
5.356%(a), 1/9/2024	200,000,000	199,765,190
5.356%(a), 1/11/2024	543,000,000	542,204,786
5.356%(a), 2/8/2024	480,000,000	477,324,117
5.358%(a), 1/9/2024	25,440,000	25,410,132
5.358%(a), 3/12/2024	529,000,000	523,486,131
5.359%(a), 1/4/2024	443,510,000	443,314,634
5.374%(a), 3/21/2024	53,000,000	52,381,684
5.375%(a), 4/25/2024	309,000,000	303,756,986
5.395%(a), 4/25/2024	350,000,000	344,061,311
5.409%(a), 2/27/2024	780,000,000	773,480,000
5.409%(a), 3/5/2024	416,000,000	412,054,471
5.424%(a), 2/6/2024	406,000,000	403,827,900
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.256%(b), 4/30/2024	318,000,000	317,879,620
3-month U.S. Treasury Bill Money Market Yield minus 0.015%, 5.316%(b), 1/31/2024	1,045,000,000	1,045,019,774
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.368%(b), 7/31/2024	670,000,000	670,045,167
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.456%(b), 7/31/2025	605,500,000	605,115,274
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.501%(b), 10/31/2025	960,000,000	959,461,397
		20,066,051,840
Total Government & Agency Obligations (Cost $25,747,178,314)		25,747,178,314

The accompanying notes are an integral part of the financial statements.

as of December 31, 2023 :: Investment Portfolio :: Government Cash Management Portfolio :: 21

Repurchase Agreements 36.8%

	Principal Amount	Value
Barclays Bank PLC, 5.34%, dated 12/29/2023, to be repurchased at $687,407,620 on 1/2/2024(c)	$687,000,000	$687,000,000
BNP Paribas:
5.34%, dated 12/29/2023, to be repurchased at $422,550,565 on 1/2/2024(d)	422,300,000	422,300,000
5.35%, dated 12/29/2023, to be repurchased at $617,306,737 on 1/2/2024(e)	616,940,000	616,940,000
Citigroup Global Markets, Inc., 5.33%, dated 12/29/2023, to be repurchased at $77,145,660 on 1/2/2024(f)	77,100,000	77,100,000
Federal Reserve Bank of New York, 5.3%, dated 12/29/2023, to be repurchased at $5,703,356,667 on 1/2/2024(g)	5,700,000,000	5,700,000,000
Fixed Income Clearing Corp.:
5.15%, dated 12/29/2023, to be repurchased at $200,114,444 on 1/2/2024(h)	200,000,000	200,000,000
5.33%, dated 12/29/2023, to be repurchased at $1,751,036,389 on 1/2/2024(i)	1,750,000,000	1,750,000,000
Goldman Sachs & Co.:
3.0%, dated 12/29/2023, to be repurchased at $67,822,600 on 1/2/2024(j)	67,800,000	67,800,000
5.34%, dated 12/29/2023, to be repurchased at $400,237,333 on 1/2/2024(k)	400,000,000	400,000,000
5.35%, dated 12/28/2023, to be repurchased at $1,001,040,278 on 1/4/2024 (l)	1,000,000,000	1,000,000,000
HSBC Securities, Inc., 5.33%, dated 12/29/2023, to be repurchased at $300,177,667 on 1/2/2024(m)	300,000,000	300,000,000
JPMorgan Securities, Inc.:
5.33%, dated 12/29/2023, to be repurchased at $128,776,219 on 1/2/2024(n)	128,700,000	128,700,000
5.34%, dated 12/29/2023, to be repurchased at $566,836,123 on 1/2/2024(o)	566,500,000	566,500,000
Merrill Lynch & Co., Inc., 5.34%, dated 12/29/2023, to be repurchased at $350,207,667 on 1/2/2024(p)	350,000,000	350,000,000
Royal Bank of Canada:
5.0%, dated 12/29/2023, to be repurchased at $400,222,222 on 1/2/2024(q)	400,000,000	400,000,000
5.33%, dated 12/29/2023, to be repurchased at $222,481,681 on 1/2/2024(r)	222,350,000	222,350,000
5.33%, dated 12/29/2023, to be repurchased at $556,829,572 on 1/2/2024(s)	556,500,000	556,500,000
5.34%, dated 12/29/2023, to be repurchased at $335,228,784 on 1/2/2024(t)	335,030,000	335,030,000
Wells Fargo Bank:
5.33%, dated 12/29/2023, to be repurchased at $85,240,451 on 1/2/2024(u)	85,190,000	85,190,000
5.35%, dated 12/29/2023, to be repurchased at $96,322,224 on 1/2/2024(v)	96,265,000	96,265,000
Total Repurchase Agreements (Cost $13,961,675,000)		13,961,675,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $39,768,220,981)	104.7	39,768,220,981
Other Assets and Liabilities, Net	(4.7)	(1,798,141,825)
Net Assets	100.0	$37,970,079,156

(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	Floating rate security. These securities are shown at their current rate as of December 31, 2023.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
390,972,700	U.S. Treasury Bonds	4.0	11/15/2052	390,811,684
328,201,400	U.S. Treasury Notes	2.625–2.75	5/31/2027–8/15/2032	309,928,359
Total Collateral Value				700,740,043

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
130,975,600	U.S. Treasury Bonds	1.25–3.125	11/15/2041–8/15/2050	84,951,864
135,311,700	U.S. Treasury Notes	0.5–4.875	8/15/2025–8/15/2032	134,050,193
185,439,500	U.S. Treasury Inflation-Indexed Notes	0.125–1.375	1/15/2025–7/15/2033	205,405,487
10,937,381	U.S. Treasury STRIPS	Zero Coupon	11/15/2031–11/15/2044	6,338,458
Total Collateral Value				430,746,002

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2023

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
248,731,300	U.S. Treasury Bills	Zero Coupon	1/23/2024–12/26/2024	246,163,635
386,362,100	U.S. Treasury Notes	0.75–4.5	12/31/2023–12/31/2024	383,115,234
Total Collateral Value				629,278,869

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,540,200	U.S. Treasury Bonds	2.25–3.0	8/15/2046–2/15/2048	78,640,129
2,000	U.S. Treasury Notes	0.25	5/15/2024	1,963
Total Collateral Value				78,642,092

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,984,600	U.S. Treasury Bonds	3.0	5/15/2045	8,335,387
6,682,577,500	U.S. Treasury Notes	0.875–2.375	5/15/2029–2/15/2031	5,695,021,298
Total Collateral Value				5,703,356,685

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
169,299,100	U.S. Treasury Inflation-Indexed Notes	0.5	4/15/2024	204,000,088

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,777,162,900	U.S. Treasury Bonds	1.375–3.375	8/15/2042–05/15/2051	1,370,909,635
163,065,600	U.S. Treasury Inflation-Indexed Bonds	0.75–1.0	2/15/2042–2/15/2049	173,008,074
200,000,000	U.S. Treasury Inflation-Indexed Notes	1.375	2/15/2044	241,082,324
Total Collateral Value				1,785,000,033

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,000	U.S. Treasury Bills	Zero Coupon	4/9/2024	10,838
1,000	U.S. Treasury Bonds	2.875	5/15/2052	807
69,288,000	U.S. Treasury Notes	0.125–3.625	2/15/2024–3/31/2028	69,131,641
28,134	U.S. Treasury STRIPS	Zero Coupon	8/15/2035–11/15/2043	12,714
Total Collateral Value				69,156,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
267,950,400	U.S. Treasury Bonds	3.0	5/15/2047	221,531,041
207,594,000	U.S. Treasury Notes	1.375–4.0	10/31/2028–2/28/2030	186,469,018
Total Collateral Value				408,000,059

The accompanying notes are an integral part of the financial statements.

as of December 31, 2023 :: Investment Portfolio :: Government Cash Management Portfolio :: 23

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
293,828,389	Federal Home Loan Mortgage Corp.	2.5–7.5	3/1/2031–1/1/2054	293,902,763
371,409,797	Federal National Mortgage Association	2.0–6.0	4/1/2031–10/1/2053	364,796,129
68,879,491	Government National Mortgage Association	2.5–7.0	4/20/2031–2/15/2058	65,775,469
298,242,200	U.S. Treasury Notes	0.375–3.25	4/15/2024–6/30/2029	295,525,639
Total Collateral Value				1,020,000,000

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
109,610,100	U.S. Treasury Notes	0.125–2.75	1/15/2024–8/15/2029	106,340,203
362,577,229	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–8/15/2053	199,659,798
Total Collateral Value				306,000,001

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
126,284,300	U.S. Treasury Inflation-Indexed Notes	2.375	10/15/2028	131,274,066

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
596,111,642	Federal National Mortgage Association	2.0–7.0	4/1/2031–9/1/2061	577,830,001

(p)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,433,808	Federal Home Loan Mortgage Corp.	5.006	7/1/2053	18,358,000
13,456,895	Federal National Mortgage Association	3.5–9.0	5/1/2024–8/1/2048	12,372,174
331,569,339	Government National Mortgage Association	2.5–6.5	12/15/2024–12/20/2053	326,269,837
Total Collateral Value				357,000,011

(q)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
123,611,600	U.S. Treasury Notes	1.625–3.875	8/15/2029–9/30/2029	123,965,432
289,253,500	U.S. Treasury Bills	Zero Coupon	1/2/2024–6/13/2024	284,261,265
Total Collateral Value				408,226,697

(r)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
239,171,500	U.S. Treasury Notes	2.625	7/31/2029	226,797,020

The accompanying notes are an integral part of the financial statements.

24 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2023

(s)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,943,600	U.S. Treasury Bonds	2.5–4.0	8/15/2041–8/15/2048	11,927,530
422,141,500	U.S. Treasury Notes	1.125–4.625	6/15/2025–8/15/2029	405,163,842
54,604,700	U.S. Treasury Inflation-Indexed Bonds	0.625–2.5	1/15/2029–2/15/2053	52,125,833
29,999,300	U.S. Treasury Inflation-Indexed Notes	0.125	4/15/2026	33,494,819
188,841,400	U.S. Treasury STRIPS	Zero Coupon	2/15/2044–8/15/2050	65,254,175
Total Collateral Value				567,966,199

(t)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,968	Federal Home Loan Mortgage Corp.	2.5–6.0	5/1/2040–11/1/2053	63,303
41,589,444	Federal National Mortgage Association	2.0–7.5	12/1/2040–12/1/2053	38,138,896
126,257,347	Government National Mortgage Association	2.0–6.5	5/20/2042–10/20/2053	117,255,611
176,857,300	U.S. Treasury Bonds	1.375–3.375	11/15/2040–11/15/2047	141,196,866
3,960,900	U.S. Treasury Inflation-Indexed Notes	0.125–1.625	10/15/2027–7/15/2030	4,623,520
112,526,800	U.S. Treasury STRIPS	Zero Coupon	8/15/2045–8/15/2050	40,655,225
Total Collateral Value				341,933,421

(u)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
83,468,424	U.S. Treasury Inflation-Indexed Notes	0.125–1.375	10/15/2025–7/15/2033	86,893,827

(v)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,659,049	Federal Home Loan Mortgage Corp.	6.0–7.0	10/1/2053–12/1/2053	98,190,300

FEDL01:	U.S. Federal Funds Effective Rate

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2023 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$25,806,545,981	$—	$25,806,545,981
Repurchase Agreements	$—	$13,961,675,000	$—	$13,961,675,000
Total	$—	$39,768,220,981	$—	$39,768,220,981

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 25

Statement of Assets and Liabilities
as of December 31, 2023

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$25,806,545,981
Repurchase agreements, valued at amortized cost	13,961,675,000
Cash	34,741
Interest receivable	80,227,411
Other assets	771,662
TOTAL ASSETS	39,849,254,795
LIABILITIES:
Payable for investments purchased	1,875,479,663
Accrued investment advisory fee	2,160,994
Accrued Trustees' fees	316,214
Other accrued expenses and payables	1,218,768
TOTAL LIABILITIES	1,879,175,639
NET ASSETS, AT VALUE	$37,970,079,156

Statement of Operations
For the Year Ended December 31, 2023

INVESTMENT INCOME:
Income:
Interest	$1,647,670,789
EXPENSES:
Management fee	30,640,663
Administration fee	9,726,055
Custodian fee	100,201
Professional fees	516,557
Reports to shareholders	35,753
Trustees' fees and expenses	1,180,855
Other	1,046,876
Total expenses before expense reductions	43,246,960
Expense reductions	(15,133,377)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	28,113,583
NET INVESTMENT INCOME	1,619,557,206
Net realized gain (loss) from investments	898,237
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,455,443

The accompanying notes are an integral part of the financial statements.

26 :: Government Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,619,557,206	$512,471,247
Net realized gain (loss)	898,237	(15,759,146)
Net increase (decrease) in net assets resulting from operations	1,620,455,443	496,712,101
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	127,807,464,846	118,068,249,636
Value of capital withdrawn	(123,671,980,625)	(119,999,687,552)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	4,135,484,221	(1,931,437,916)
INCREASE (DECREASE) IN NET ASSETS	5,755,939,664	(1,434,725,815)
Net assets at beginning of period	32,214,139,492	33,648,865,307
Net assets at end of period	$37,970,079,156	$32,214,139,492

The accompanying notes are an integral part of the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 27

	Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	37,970		32,214		33,649		26,122		18,891
Ratio of expenses before expense reductions (%)	.13		.14		.13		.13		.14
Ratio of expenses after expense reductions (%)	.09		.06		.03		.07		.07
Ratio of net investment income (%)	5.00		1.67		.03		.36		2.13
Total Return (%)(a)	5.08	(b)	1.62	(b)	.03	(b)	.41	(c)	2.17	(c)

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
(c)	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

The accompanying notes are an integral part of the financial statements.

28 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2023

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2023, DWS Government Money Market Series owned approximately 99.6% of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of December 31, 2023, the Portfolio held repurchase agreements with a gross value of $13,961,675,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2023, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $39,768,220,981.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future

December 31, 2023 :: Notes to Financial Statements :: Government Cash Management Portfolio :: 29

claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the year ended December 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio's average daily net assets.

The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the year ended December 31, 2023, fees waived and/or expenses reimbursed are $15,133,377.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2023, the Administration Fee was $9,726,055, of which $1,033,924 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2023, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $900, of which $240 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2023.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the U.S. Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Portfolio's investments to decline and impair the Portfolio's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and

30 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2023

demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

Report of Independent Registered Public Accounting Firm :: Government Cash Management Portfolio :: 31

To the Board of Trustees and Holders of Beneficial Interest in Government Cash Management Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Cash Management Portfolio (the "Portfolio"), including the investment portfolio, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts
February 22, 2024

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO1223

Annual Report

DECEMBER 31, 2023

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
59	Expense Examples
63	Schedules of Portfolio Investments
64	ProFund Access VP High Yield
65	ProFund VP Asia 30
66	ProFund VP Banks
68	ProFund VP Bear
69	ProFund VP Biotechnology
71	ProFund VP Bull
79	ProFund VP Communication Services
80	ProFund VP Consumer Discretionary
82	ProFund VP Consumer Staples
84	ProFund VP Dow 30
85	ProFund VP Emerging Markets
87	ProFund VP Energy
88	ProFund VP Europe 30
89	ProFund VP Falling U.S. Dollar
90	ProFund VP Financials
92	ProFund VP Government Money Market
93	ProFund VP Health Care
95	ProFund VP Industrials
97	ProFund VP International
98	ProFund VP Internet
100	ProFund VP Japan
101	ProFund VP Large-Cap Growth
105	ProFund VP Large-Cap Value
112	ProFund VP Materials
113	ProFund VP Mid-Cap
114	ProFund VP Mid-Cap Growth
118	ProFund VP Mid-Cap Value
123	ProFund VP Nasdaq-100
126	ProFund VP Pharmaceuticals
128	ProFund VP Precious Metals
129	ProFund VP Real Estate
130	ProFund VP Rising Rates Opportunity
131	ProFund VP Semiconductor
133	ProFund VP Short Dow 30
134	ProFund VP Short Emerging Markets
135	ProFund VP Short International
136	ProFund VP Short Mid-Cap
137	ProFund VP Short Nasdaq-100
138	ProFund VP Short Small-Cap
139	ProFund VP Small-Cap
165	ProFund VP Small-Cap Growth
171	ProFund VP Small-Cap Value
178	ProFund VP Technology
180	ProFund VP UltraBull
188	ProFund VP UltraMid-Cap
195	ProFund VP UltraNasdaq-100
198	ProFund VP UltraShort Dow 30
199	ProFund VP UltraShort Nasdaq-100
200	ProFund VP UltraSmall-Cap
226	ProFund VP U.S. Government Plus
227	ProFund VP Utilities
229	Statements of Assets and Liabilities
241	Statements of Operations
253	Statements of Changes in Net Assets
275	Financial Highlights
303	Notes to Financial Statements
335	Report of Independent Registered Public Accounting Firm
336	Additional Tax Information
337	Board Approval of Investment Advisory Agreement
340	Trustees and Executive Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

Economic and market sentiments were generally more positive during the reporting period, though concern about inflation, the potential for recession, and other market forces continued to linger. ProFunds is committed to helping you, our investors, meet this challenging environment by providing an innovative array of products and services designed to help you meet your objectives under a range of conditions. Following is the ProFunds VP Annual Report to Shareholders for the 12 months ending December 31, 2023.

Interest Rates Rise and Stay High Despite Moderating Inflation

Combating elevated inflation and avoiding a recession dominated economic policymaking in 2023. The year began with the central bankers of the Federal Reserve on a campaign to bring down elevated inflation by raising short-term interest rates, which were increased to a target range of between 5.25% and 5.5% at the Fed's July meeting. Rates have remained unchanged since then, and Chairman Powell has communicated that the Fed will "let the data reveal the appropriate path" before it decides whether to begin lowering rates. Inflation moderated throughout the year (though not in a straight line), with the Consumer Price Index declining to just over 3% by the fall.

The picture was similar outside the United States. The European Central Bank (ECB) and Bank of England raised interest rates through the summer but have since left them on hold. ECB President Christine Lagarde has commented that rates will stay high for "as long as necessary" to beat back inflation. The Bank of Japan, which continued to hold its short-term rate at -0.1%, remains the lone exception in the developed world.

A Tale of Two Markets: Volatility, Then Recovery

In terms of market performance, 2023 can be roughly divided into two segments. For the first nine months of the year, most U.S. asset classes and financial markets experienced volatility, as investors tried to navigate elevated rates, high bond yields, uncertainty regarding the forward path of inflation, and a resilient U.S. labor market. Through the end of the year, however, many markets rallied, netting positive returns for the full period. In the United States, gains were particularly strong among larger companies and technology firms. The Dow Jones Industrial Average® gained 16.2%, the S&P 500® rose 26.3%, and the tech-heavy Nasdaq-100 Index® gained 55.1%. Mid- and small-cap firms saw smaller but still substantial gains of their own, with the S&P MidCap 400® increasing by 16.4% and the small-cap Russell 2000 Index® rising 16.9%. Across the major sectors, technology and communication services were the best performers by far, posting gains of 56.1% and 53.0%, respectively, with consumer discretionary turning in strong results as well (up 39.8%). Of the sectors that fell, the weakest performer was utilities, declining 7.1%.

Most international equity markets also posted positive results for the period, though not as strong as U.S. domestic

1

markets. The MSCI EAFE Index®, which tracks developed markets outside North America, rose 18.2%, while the MSCI Europe Index® gained 19.9%. The strongest non-U.S. performer in the developed world was Japan, with the Nikkei ending the period up 21.3%. The S&P Emerging 50 ADR Index (USD) gained 17.2%, with Latin America in particular posting strong results: The S&P Latin America 35 ADR Index (USD) gained 31.6%. The main outlier amid this global rally was China. The S&P China Select ADR Index (USD) rose just 3.1% on the year.

Bond markets generated positive returns, as moderating inflation and the pause in the Fed's interest rate hikes eased some of the pressures on bonds. The Bloomberg U.S. Aggregate Total Return Index® gained 5.5%. Returns were marginally higher on the short end of the curve: The S&P U.S. Treasury Bond Current 5-Year Total Return Index® rose 4.1%, while its 30-year counterpart gained just 2.4%. The iBoxx $ Liquid High Yield Index® rose 12.9%, and the iBoxx $ Liquid Investment Grade Index® gained 9.5%.

U.S. Economy Shows Continued Resilience

Despite concerns about the economic impact of Fed rate hikes, a feared recession never materialized during the period, and the potential for a much-hoped-for "soft landing" grew as the year progressed. While U.S. real GDP growth slowed slightly in the second quarter of 2023, third-quarter growth came in strong at 4.9%. The U.S. unemployment rate ticked up slightly through the fall, but remains low at 3.7%. The Bloomberg Dollar Spot Index declined just slightly, falling 2.7%.

ProFunds VP Trust Results Mirror Markets

ProFunds VP index-based mutual funds offer many advantages, such as diverse market exposures, a transparent investment process, efficient fund management, and high daily correlation to their indexes. Reflecting the pressures in the market over the past 12 months, ProFunds VP investors saw the most significant potential opportunities for gain in domestic equity strategies, particularly those focused on large-cap companies and the technology sector.

No matter what direction the market takes going forward, ProFunds VP mutual funds offer an extensive lineup of strategies designed to meet investor goals, help manage risk, and potentially enhance returns. We appreciate the trust and confidence you have placed in ProFunds, and we look forward to continuing to serve your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance

Investment Strategies and Techniques:

Each ProFund VP (each, a "Fund" and, collectively, the "Funds") is a series of ProFunds (the "Trust"). Each Fund (except the Classic ProFunds VP1, the Sector ProFunds VP1, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) is a "geared" fund (the "Geared Funds") in the sense that each is designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of a benchmark for a single day, not for any other period.

Each of the Classic ProFunds VP, the Sector ProFunds VP and ProFund VP Falling U.S. Dollar seek investments results, before fees and expenses, that correspond to the performance of a benchmark. ProFund VP Government Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

Each Geared Fund seeks investment results for a single day only, as measured from the time the Geared Fund calculates its net asset value ("NAV") to the time of the Geared Fund's next NAV calculation, and not for longer periods. The return for a period longer than a single day will be the result of each day's returns compounded over the period, which will very likely differ from the stated leveraged, inverse, or inverse leveraged multiple times the return of the benchmark for that period. During periods of higher market volatility, the volatility of a Geared Fund's benchmark may affect the return as much as or more than the return of the benchmark.

ProFund Advisors LLC (the "Advisor"), uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, the Advisor determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

The Advisor does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does it conduct conventional research or analysis, forecast market movements, trends or market conditions, or take defensive positions in managing Fund assets.

The Funds, other than certain Classic ProFunds VP and certain Sector ProFunds VP, make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments ("derivatives"). These investment techniques may be considered aggressive and Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or otherwise fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically only enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended December 31, 20232:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset; fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund's benchmark (and its impact on compounding).

•	Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark are generally the principal factors driving Fund performance.[3]

•	Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x or 2x), the inverse (i.e.,-1x) or an inverse multiple (i.e., -1.25x or -2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on Geared Funds. In general, during periods of higher benchmark volatility, compounding will cause Fund Performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with large higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives;

[1]	ProFunds VP included as Classic ProFunds VP and Sector ProFunds VP are listed in Note 1 of the Notes to Financial Statements.
[2]	Past performance is not a guarantee of future results.
[3]	Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund's benchmark index.

Management Discussion of Fund Performance :: 5

c) other Fund expenses; d) interest and dividends paid with respect to the securities in the benchmark; e) the benchmark's volatility; and f) the benchmark's performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund's performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund's return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The annual volatility for the S&P 500 for the year ended December 31, 2023, was 13.09%, which was lower than the prior year's volatility of 24.19%. The volatility of each Geared Fund benchmark is shown below.

Index	1 yr Vol.
S&P Banks Select Industry Index	35.92%
Dow Jones U.S. SemiconductorsSM Index	30.37%
S&P Biotechnology Select Industry Index	28.83%
Dow Jones Precious MetalsSM Index	28.68%
ProFunds Asia 30 Index®	26.86%
Dow Jones Internet CompositeSM Index	23.46%
S&P Energy Select Sector Index	22.90%
S&P Real Estate Select Sector Index	20.10%
Russell 2000® Index	20.02%
S&P Consumer Discretionary Select Sector Index	19.95%
S&P Emerging 50 ADR Index (USD)	19.80%
S&P Communication Services Select Sector Index	19.47%
S&P MidCap 400® Value Index	19.16%
Technology Select Sector Total Return Index	18.65%
NASDAQ-100® Index	18.07%
S&P Utilities Select Sector Index	17.82%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	17.77%
S&P Pharmaceuticals Select Industry Index	17.73%
S&P MidCap 400®	17.47%
S&P Materials Select Sector Index	16.78%
S&P Financial Select Sector Index	16.29%
S&P MidCap 400® Growth Index	16.15%
Nikkei 225 Stock Average	15.99%
S&P Industrial Select Sector Index	14.74%
ProFunds Europe 30 Index®	13.51%
S&P SmallCap 600® Growth Index	13.47%
S&P 500® Growth Index	13.47%
S&P SmallCap 600® Value Index	13.47%
S&P 500® Value Index	13.47%
S&P 500®	13.09%
MSCI EAFE Index	12.50%
S&P Health Care Select Sector Index	11.55%
Dow Jones Industrial Average®	11.39%
S&P Consumer Staples Select Sector Index	11.30%
U.S. Dollar Index	6.78%

•	Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the Funds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate appreciated from 4.50% to 5.50% during the fiscal year. Each Fund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most Funds with short/inverse derivative exposure generally benefited from financing rates.

•	Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•	Fees, Expenses and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund, and may generally be higher and thus have a more negative impact on performance than the fees and expenses of many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Geared Funds, Funds whose benchmarks are more volatile than other

6 :: Management Discussion of Fund Performance

funds' benchmarks, and Funds that hold or have exposure to assets that are comparatively less liquid than those held by other funds.

•	Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds ("ETFs") that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF had less correlation with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

Management Discussion of Fund Performance :: ProFund Access VP High Yield :: 7

The ProFund Access VP High Yield (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended December 31, 2023, the Fund had a total return of 10.43%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 12.89%1. The total return for the 5-year U.S. Treasury Note was 4.07%2.

The Fund is designed to maintain exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended December 31, 2023, the Fund invested in credit default swap agreements and futures contracts in addition to investing directly in high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligation under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance, however, that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund Access VP High Yield from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund Access VP High Yield	10.43%	2.74%	2.91%
Markit iBoxx $ Liquid High Yield Index	12.89%	4.79%	4.00%

Expense Ratios**

Fund	Gross	Net
ProFund Access VP High Yield	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	48%
Futures Contracts	15%
Credit Default Swap Agreements	76%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	29%
Consumer Non-Cyclical	16%
Communications	12%
Financial	10%
Industrials	9%
Energy	8%
Basic Materials	7%
Technology	5%
Utilities	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: ProFund VP Asia 30 :: Management Discussion of Fund Performance

ProFund VP Asia 30 (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index® (the "Index"). For the year ended December 31, 2023, the Fund had a price return of 4.32%. For the same period, the Index had a total return of 4.17%1 and a volatility of 26.86%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Asia 30	4.32%	1.92%	0.66%
ProFunds Asia 30 Index	4.17%	1.71%	0.48%
MSCI AC Asia Pacific Free Excluding Japan Index	7.36%	4.65%	3.94%

Expense Ratios**

Fund	Gross	Net
ProFund VP Asia 30	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.4%
BHP Group, Ltd.	7.3%
HDFC Bank, Ltd.	7.2%
Alibaba Group Holding, Ltd.	5.5%
ICICI Bank, Ltd.	4.6%

ProFunds Asia 30® Index – Composition

Industry Breakdown	% of Index
Consumer Discretionary	23%
Information Technology	21%
Communication Services	20%
Financials	16%
Materials	9%
Industrials	5%
Real Estate	3%
Health Care	3%

Country Composition
China	57%
India	18%
Taiwan	13%
Australia	7%
Other	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transactions costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Banks :: 9

ProFund VP Banks (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P Banks Select Industry Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 10.39%. For the same period, the Index had a total return of 5.52%2 and a volatility of 35.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the banks segment of the S&P Total Market Index, which comprises the following sub-industries: asset management & custody banks, diversified banks, regional banks, diversified financial services and commercial & residential mortgage finance.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Banks	10.39%	6.53%	6.05%
S&P Banks Select Industry Index	5.52%	7.56%	5.99%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. BanksSM Index	10.49%	8.15%	7.76%

Expense Ratios**

Fund	Gross	Net
ProFund VP Banks	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Western Alliance Bancorp	1.8%
Zions Bancorp NA	1.8%
Citizens Financial Group, Inc.	1.8%
Comerica, Inc.	1.8%
Regions Financial Corp.	1.8%

S&P Banks Select Industry Index – Composition

% of Index
Regional Banks	65%
Diversified Banks	17%
Other Diversified Financial Services	8%
Commercial & Residential Mortgage Finance	7%
Asset Management & Custody Banks	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones US BanksSM Index to the S&P Banks Select Industry Index. The advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: ProFund VP Bear :: Management Discussion of Fund Performance

ProFund VP Bear (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -15.27%. For the same period, the Index had a total return of 26.29%1 and a volatility of 13.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Bear	-15.27%	-15.58%	-12.62%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bear	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in nonequity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Financials	13%
Health Care	13%
Consumer Discretionary	11%
Industrials	9%
Communication Services	9%
Consumer Staples	6%
Energy	4%
Real Estate	3%
Materials	2%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Biotechnology :: 11

ProFund VP Biotechnology (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P Biotechnology Select Industry Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 10.14%. For the same period, the Index had a total return of 7.76%2 and a volatility of 28.83%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the biotechnology segment of the S&P Total Market Index, which comprises the following sub-industry: biotechnology.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Biotechnology	10.14%	9.59%	7.42%
S&P Biotechnology Select Industry Index	7.76%	4.58%	7.65%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. BiotechnologySM Index	3.14%	9.67%	8.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Biotechnology	1.63%	1.63%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Cytokinetics, Inc.	2.8%
Karuna Therapeutics, Inc.	1.7%
ACADIA Pharmaceuticals, Inc.	1.7%
Biohaven, Ltd.	1.5%
Amicus Therapeutics, Inc.	1.4%

S&P Biotechnology Select Industry Index – Composition

% of Index
Biotechnology	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. BiotechnologySM Index to the S&P Biotechnology Select Industry Index. The advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: ProFund VP Bull :: Management Discussion of Fund Performance

ProFund VP Bull (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 23.74%. For the same period, the Index had a total return of 26.29%1 and a volatility of 13.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Bull	23.74%	13.41%	9.84%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Bull	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	5%
Swap Agreements	18%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	5.4%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.7%
NVIDIA Corp.	2.3%

S&P 500® – Composition

% of Index
Information Technology	28%
Financials	13%
Health Care	13%
Consumer Discretionary	11%
Industrials	9%
Communication Services	9%
Consumer Staples	6%
Energy	4%
Real Estate	3%
Materials	2%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Communication Services :: 13

ProFund VP Communication Services (the "Fund") (formerly known as ProFund VP Telecommunications) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Communication Services Select Sector Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 31.82%. For the same period, the Index had a total return of 53.04%2 and a volatility of 19.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the communication services sector of the S&P 500®. The index includes equity securities of companies from the following industries: diversified telecommunication services; wireless telecommunications services; media; entertainment; and interactive media & services.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Communication Services from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Communication Services	31.82%	7.80%	4.15%
S&P Communication Services Select Sector Index	53.04%	13.06%	10.98%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Select TelecommunicationsSM Index	7.33%	4.74%	2.34%

Expense Ratios**

Fund	Gross	Net
ProFund VP Communication Services	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Meta Platforms, Inc.	23.0%
Alphabet, Inc.	22.3%
Netflix, Inc.	4.5%
Charter Communications, Inc.	4.5%
Comcast Corp.	4.4%

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	48%
Entertainment	22%
Media	17%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. TelecommunicationsSM Index to the S&P Communication Services Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from ProFund VP Telecommunications to Profund VP Communication Services. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: ProFund VP Consumer Discretionary :: Management Discussion of Fund Performance

ProFund VP Consumer Discretionary (the "Fund") (formerly know as ProFund VP Consumer Services) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Consumer Discretionary Select Sector Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 32.05%. For the same period, the Index had a return of 39.81%2 and a volatility of 19.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the consumer discretionary sector of the S&P 500®. The Index includes equity securities of companies from the following industries: automobile components; automobiles; household durables; leisure products; textiles; apparel & luxury goods; hotels, restaurants, & leisure; diversifies consumer services; distributors; broadline retail; and specialty retail.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Discretionary from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Discretionary	32.05%	9.78%	8.82%
S&P Consumer Discretionary Select Sector Index	39.81%	13.76%	11.81%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Consumer ServicesSM Index	34.07%	11.52%	10.61%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Discretionary	1.72%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	22.7%
Tesla, Inc.	17.7%
McDonald's Corp.	4.5%
The Home Depot, Inc.	4.5%
NIKE, Inc.	3.8%

S&P Consumer Discretionary Select Sector Index – Composition

% of Index
Retailing	47%
Consumer Services	22%
Automobiles & Components	21%
Consumer Durables & Apparel	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Consumer ServicesSM Index to the S&P Consumer Discretionary Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from ProFund VP Consumer Services to Profund VP Consumer Discretionary. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Consumer Staples :: 15

ProFund VP Consumer Staples (the "Fund") (formerly known as ProFunds VP Consumer Goods) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Consumer Staples Select Sector Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 3.92%. For the same period, the Index had a return of -0.79%2 and a volatility of 11.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the consumer staples sector of the S&P 500®. The index includes equity securities of companies from the following industries: consumer staples distribution & retail; beverages; food products; tobacco; household products; and personal care products.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Staples from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Consumer Staples	3.92%	9.20%	6.11%
S&P Consumer Staples Select Sector Index	-0.79%	10.23%	8.27%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Consumer GoodsSM Index	13.85%	12.73%	8.73%

Expense Ratios**

Fund	Gross	Net
ProFund VP Consumer Staples	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	13.7%
Costco Wholesale Corp.	11.6%
PepsiCo, Inc.	9.2%
The Coca-Cola Co.	9.1%
Walmart, Inc.	4.5%

S&P Consumer Staples Select Sector Index – Composition

% of Index
Food, Beverage & Tobacco	50%
Food & Staples Retailing	26%
Household & Personal Products	24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Consumer GoodsSM Index to the S&P Consumer Staples Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from ProFund VP Consumer Goods to ProFund VP Consumer Staples. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: ProFund VP Dow 30 :: Management Discussion of Fund Performance

ProFund VP Dow 30 (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average® (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 13.54%. For the same period, the Index had a total return of 16.18%1 and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Dow 30	13.54%	9.80%	8.01%
Dow Jones Industrial Average®	16.18%	12.47%	11.08%

Expense Ratios**

Fund	Gross	Net
ProFund VP Dow 30	1.57%	1.57%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in nonequity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Financials	21%
Information Technology	19%
Health Care	19%
Industrials	15%
Consumer Discretionary	13%
Consumer Staples	7%
Energy	3%
Communication Services	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Emerging Markets :: 17

ProFund VP Emerging Markets (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P Emerging 50 ADR Index (USD) (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 15.31%. For the same period, the Index had a total return of 17.23%1 and a volatility of 19.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. As of December 31, 2023, the Index consists of companies from the following emerging market countries: Brazil, Chile, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Emerging Markets	15.31%	4.52%	2.24%
S&P Emerging 50 ADR Index (USD)	17.23%	6.05%	3.79%

Expense Ratios**

Fund	Gross	Net
ProFund VP Emerging Markets	1.78%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	9%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.3%
Alibaba Group Holding, Ltd.	8.9%
HDFC Bank, Ltd.	7.7%
PDD Holdings, Inc.	6.2%
Petroleo Brasileiro S.A.	4.1%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	23%
Financials	19%
Materials	9%
Communication Services	8%
Energy	5%
Consumer Staples	3%
Industrials	2%
Health Care	1%
Utilities	1%
Real Estate	1%

Country Composition
China	31%
Taiwan	24%
India	18%
Brazil	15%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: ProFund VP Energy :: Management Discussion of Fund Performance

ProFund VP Energy (the “Fund”) (formerly known as ProFund VP Oil & Gas) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Energy Select Sector Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of -2.49%. For the same period, the Index had a total return of -0.59%2 and a volatility of 22.90%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the energy sector of the S&P 500®. The index includes equity securities of companies from the following industries: energy equipment & services and oil & gas consumable fuels.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Energy from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Energy	-2.49%	10.93%	0.96%
S&P Energy Select Sector Index	-0.59%	13.57%	3.51%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Oil & GasSM Index	-1.04%	12.82%	2.68%

Expense Ratios**

Fund	Gross	Net
ProFund VP Energy	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.0%
Chevron Corp.	17.2%
ConocoPhillips	9.1%
EOG Resources, Inc.	4.6%
Schlumberger N.V.	4.6%

S&P Energy Select Sector Index – Composition

% of Index
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. Oil & GasSM Index to the S&P Energy Select Sector Index. The Fund’s change in benchmark also resulted in the renaming of the fund from ProFund VP Oil & Gas to ProFund VP Energy. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Europe 30 :: 19

ProFund VP Europe 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index® (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 17.47%. For the same period, the Index had a price return of 15.29%1 and a volatility of 13.51%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Europe 30	17.47%	7.60%	2.67%
ProFunds Europe 30 Index®	15.29%	6.33%	1.03%
STOXX Europe 50® Index	19.17%	10.46%	4.27%

Expense Ratios**

Fund	Gross	Net
ProFund VP Europe 30	1.75%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Shell PLC	5.8%
ASML Holding N.V.	5.4%
SAP SE	5.3%
TotalEnergies SE	4.9%
HSBC Holdings PLC	4.8%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Energy	21%
Information Technology	19%
Health Care	18%
Consumer Staples	14%
Financials	10%
Materials	7%
Industrials	6%
Utilities	3%
Communication Services	2%

Country Composition
United Kingdom	46%
France	12%
Netherlands	11%
Germany	8%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: ProFund VP Falling U.S. Dollar :: Management Discussion of Fund Performance

ProFund VP Falling U.S. Dollar (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended December 31, 2023, the Fund had a total return of 3.25%. For the same period, the Index had a price return of -2.12%1 and a volatility of 6.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. dollar depreciates (i.e., “falls”) versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended December 31, 2023, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Falling U.S. Dollar	3.25%	-2.38%	-3.97%
U.S. Dollar Index	-2.12%	1.06%	2.39%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Falling U.S. Dollar	2.41%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Financials :: 21

ProFund VP Financials (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Financial Select Sector Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 13.88%. For the same period, the Index had a return of 12.15%2 and a volatility of 16.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The index represents the financials sector of the S&P 500®. The index includes equity securities of companies from the following industries: banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts (REITs); and insurance.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Financials	13.88%	9.98%	8.13%
S&P Financial Select Sector Index	12.15%	11.97%	10.05%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. FinancialsSM Index	16.07%	11.82%	9.90%

Expense Ratios**

Fund	Gross	Net
ProFund VP Financials	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	2%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	12.3%
JPMorgan Chase & Co.	9.3%
Visa, Inc.	7.9%
Mastercard, Inc.	6.7%
Bank of America Corp.	4.4%

S&P Financial Select Sector Index – Composition

% of Index
Diversified Financials	59%
Banks	25%
Insurance	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. FinancialsSM Index to the S&P Financial Select Sector Index. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: ProFund VP Government Money Market :: Management Discussion of Fund Performance

ProFund VP Government Money Market (the “Fund”) seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2023, the Fund returned 4.15%. The Fund’s seven-day yield, as of December 31, 2023, was 4.44%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	51%
Repurchase Agreements	48%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The seven-day yield quotation more closely reflects the current earnings of the government money market fund than the total return quotation.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Health Care :: 23

ProFund VP Health Care (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Health Care Select Sector Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 0.82%. For the same period, the Index had a return of 2.06%2 and a volatility of 11.55%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The index represents the health care sector of the S&P 500®. The index includes equity securities of companies from the following industries: health care equipment & supplies, health care providers & services; health care technology; biotechnology; pharmaceuticals; and life science tools & services.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Health Care	0.82%	9.48%	9.49%
S&P Health Care Select Sector Index	2.06%	11.59%	11.35%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Health CareSM Index	1.88%	11.09%	11.18%

Expense Ratios**

Fund	Gross	Net
ProFund VP Health Care	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	9.4%
Eli Lilly & Co.	8.9%
Johnson & Johnson	7.3%
Merck & Co., Inc.	5.3%
AbbVie, Inc.	5.3%

S&P Health Care Select Sector Index – Composition

% of Index
Pharmaceuticals	30%
Health Care Providers & Services	23%
Health Care Equipment & Supplies	20%
Biotechnology	16%
Life Sciences Tools & Services	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. Health CareSM Index to the S&P Health Care Select Sector Index. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: ProFund VP Industrials :: Management Discussion of Fund Performance

ProFund VP Industrials (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Industrials Select Sector Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 16.30%. For the same period, the Index had a total return of 18.13%2 and a volatility of 14.74%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the industrials sector of the S&P 500®. The Index includes equity securities of companies from the following industries: aerospace & defense; building products; construction & engineering; electrical equipment; industrial conglomerates; machinery; trading companies & distributors; commercial services & supplies; professional services; air freight & logistics; passenger airlines; marine transportation; ground transportation; and transportation infrastructure.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Industrials	16.30%	11.72%	8.34%
S&P Industrials Select Sector Index	18.13%	14.21%	10.32%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. IndustrialsSM Index	19.75%	13.80%	10.27%

Expense Ratios**

Fund	Gross	Net
ProFund VP Industrials	1.72%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Caterpillar, Inc.	4.2%
Union Pacific Corp.	4.1%
The Boeing Co.	4.1%
General Electric Co.	3.8%
Honeywell International, Inc.	3.8%

S&P Industrials Select Sector Index – Composition

% of Index
Capital Goods	66%
Transportation	20%
Commercial & Professional Services	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. IndustrialsSM Index to the S&P Industrials Select Sector Index. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP International :: 25

ProFund VP International (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index® (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. For the year ended December 31, 2023, the Fund had a total return of 15.55%. For the same period, the Index had a total return of 18.24%1 and a volatility of 12.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of December 31, 2023, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP International from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP International	15.55%	5.62%	1.71%
MSCI EAFE Index®	18.24%	8.16%	4.28%

Expense Ratios**

Fund	Gross	Net
ProFund VP International	1.68%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	16%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	9%
Information Technology	9%
Materials	8%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	9%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: ProFund VP Internet :: Management Discussion of Fund Performance

ProFund VP Internet (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet CompositeSM Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 49.85%. For the same period, the Index had a total return of 52.23%1 and a volatility of 23.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Internet	49.85%	8.64%	10.74%
Dow Jones Internet CompositeSM Index	52.23%	10.45%	12.62%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Internet	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	0	%(a)
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

(a)	Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	9.9%
Amazon.com, Inc.	9.3%
Meta Platforms, Inc.	7.7%
Salesforce, Inc.	5.0%
Netflix, Inc.	4.7%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	22%
Software	22%
Multiline Retail	13%
IT Services	11%
Communications Equipment	11%
Entertainment	7%
Hotels, Restaurants & Leisure	7%
Diversified Financial Services	3%
Health Care Technology	3%
Specialty Retail	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Japan :: 27

ProFund VP Japan (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. For the year ended December 31, 2023, the Fund had a total return of 34.51%. For the same period, the Index had a total return of 22.56%1, as measured in unhedged U.S. dollar terms, or 30.96%1 in local (Japanese yen) terms and a volatility of 15.99%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of the investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Japan	34.51%	11.86%	7.23%
Nikkei 225 Stock Average - USD	22.56%	7.54%	6.38%
Nikkei 225 Stock Average - Yen	30.96%	13.07%	9.55%

Expense Ratios**

Fund	Gross	Net
ProFund VP Japan	1.69%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Swap Agreements	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in nonequity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Information Technology	25%
Consumer Discretionary	21%
Industrials	19%
Health Care	10%
Communication Services	9%
Materials	6%
Consumer Staples	5%
Financials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: ProFund VP Large-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Large-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 27.86%. For the same period, the Index had a total return of 30.03%1 and a volatility of 13.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Growth	27.86%	14.21%	11.39%
S&P 500® Growth Index	30.03%	16.23%	13.35%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Growth	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.2%
Microsoft Corp.	13.1%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.5%
NVIDIA Corp.	5.7%

S&P 500® Growth Index – Composition

% of Index
Information Technology	47%
Consumer Discretionary	15%
Communication Services	12%
Health Care	7%
Industrials	7%
Financials	5%
Consumer Staples	3%
Energy	2%
Materials	1%
Real Estate	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Large-Cap Value :: 29

ProFund VP Large-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 20.09%. For the same period, the Index had a total return of 22.23%1 and a volatility of 13.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Large-Cap Value	20.09%	12.27%	8.19%
S&P 500® Value Index	22.23%	14.11%	10.01%

Expense Ratios**

Fund	Gross	Net
ProFund VP Large-Cap Value	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.5%
JPMorgan Chase & Co.	2.6%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	2.0%
UnitedHealth Group, Inc.	1.6%

S&P 500® Value Index – Composition

% of Index
Financials	22%
Health Care	19%
Industrials	11%
Consumer Staples	10%
Information Technology	8%
Energy	6%
Consumer Discretionary	6%
Utilities	5%
Communication Services	5%
Real Estate	4%
Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: ProFund VP Materials :: Management Discussion of Fund Performance

ProFund VP Materials (the “Fund”) (formerly known as ProFund VP Basic Materials) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Materials Select Sector Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 12.38%. For the same period, the Index had a total return of 12.54%2 and a volatility of 16.78%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the materials sector of the S&P 500®. The Index includes equity securities of companies from the following industries: chemicals; construction materials; containers & packaging; metals & mining; and paper & forest products.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Materials from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Materials	12.38%	11.96%	6.33%
S&P Materials Select Sector Index	12.54%	13.51%	8.63%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Basic MaterialsSM Index	11.01%	13.19%	7.81%

Expense Ratios**

Fund	Gross	Net
ProFund VP Materials	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	20.4%
The Sherwin-Williams Co.	7.5%
Freeport-McMoRan, Inc.	6.3%
Air Products and Chemicals, Inc.	6.2%
Ecolab, Inc.	5.2%

S&P Materials Select Sector Index – Composition

% of Index
Chemicals	68%
Metals & Mining	17%
Containers & Packaging	9%
Construction Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. Basic MaterialsSM Index to the S&P Materials Select Sector Index. The Fund’s change in benchmark also resulted in the renaming of the Fund from ProFund VP Basic Materials to ProFund VP Materials. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap :: 31

ProFund VP Mid-Cap (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 13.83%. For the same period, the Index had a total return of 16.44%1 and a volatility of 17.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap	13.83%	10.12%	6.88%
S&P MidCap 400®	16.44%	12.62%	9.27%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	14%
Swap Agreements	86%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	21%
Financials	16%
Consumer Discretionary	16%
Information Technology	10%
Real Estate	8%
Health Care	8%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: ProFund VP Mid-Cap Growth :: Management Discussion of Fund Performance

ProFund VP Mid-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 15.56%. For the same period, the Index had a total return of 17.49%1 and a volatility of 16.15%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Growth	15.56%	10.09%	7.28%
S&P MidCap 400® Growth Index	17.49%	11.91%	9.04%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Growth	1.76%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Deckers Outdoor Corp.	1.4%
Reliance Steel & Aluminum Co.	1.3%
Carlisle Cos., Inc.	1.2%
GoDaddy, Inc.	1.2%
Graco, Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	27%
Consumer Discretionary	19%
Information Technology	13%
Health Care	9%
Financials	9%
Energy	6%
Materials	6%
Real Estate	5%
Consumer Staples	3%
Utilities	2%
Communication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Mid-Cap Value :: 33

ProFund VP Mid-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 13.45%. For the same period, the Index had a total return of 15.39%1 and a volatility of 19.16%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Mid-Cap Value	13.45%	11.12%	7.41%
S&P MidCap 400® Value Index	15.39%	12.91%	9.17%

Expense Ratios**

Fund	Gross	Net
ProFund VP Mid-Cap Value	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
WP Carey, Inc.	1.1%
Fidelity National Financial, Inc.	1.0%
United States Steel Corp.	0.9%
Performance Food Group Co.	0.9%
Reinsurance Group of America, Inc.	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	24%
Industrials	15%
Consumer Discretionary	13%
Real Estate	11%
Materials	8%
Information Technology	7%
Health Care	6%
Consumer Staples	5%
Utilities	5%
Energy	4%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: ProFund VP Nasdaq-100 :: Management Discussion of Fund Performance

ProFund VP Nasdaq-100 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 52.17%. For the same period, the Index had a total return of 55.13%1 and a volatility of 18.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Nasdaq-100 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Nasdaq-100	52.17%	20.09%	15.51%
Nasdaq-100® Index	55.13%	22.66%	17.91%

Expense Ratios**

Fund	Gross	Net
ProFund VP Nasdaq-100	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	12%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	5.7%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	3.2%
Broadcom, Inc.	2.8%

Nasdaq-100® Index – Composition

% of Index
Information Technology	50%
Communication Services	15%
Consumer Discretionary	14%
Consumer Staples	7%
Health Care	7%
Industrials	5%
Utilities	1%
Financials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Pharmaceuticals :: 35

ProFund VP Pharmaceuticals (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Pharmaceuticals Select Industry Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of -5.49%. For the same period, the Index had a total return of 2.77%2 and a volatility of 17.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the pharmaceuticals segment of the S&P Total Market Index, which comprises the following sub-industry: pharmaceuticals.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Pharmaceuticals	-5.49%	4.83%	4.63%
S&P Pharmaceuticals Select Industry Index	2.77%	3.58%	1.43%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Select PharmaceuticalsSM Index	1.25%	7.68%	6.42%

Expense Ratios**

Fund	Gross	Net
ProFund VP Pharmaceuticals	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	1%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Organon & Co.	5.3%
Catalent, Inc.	4.9%
Intra-Cellular Therapies, Inc.	4.8%
Elanco Animal Health, Inc.	4.7%
Axsome Therapeutics, Inc.	4.6%

S&P Pharmaceuticals Select Industry Index – Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. Select PharmaceuticalsSM Index to the S&P Pharmaceuticals Select Industry Index. The advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: ProFund VP Precious Metals :: Management Discussion of Fund Performance

ProFund VP Precious Metals (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 1.48%. For the same period, the Index had a return of 4.30%1 and a volatility of 28.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Precious Metals	1.48%	8.30%	0.78%
Dow Jones Precious MetalsSM Index	4.30%	11.12%	3.38%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Precious Metals	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	92%
Silver	6%
Precious Metals & Minerals	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Real Estate :: 37

ProFund VP Real Estate (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Real Estate Select Sector Index1 (the “Index”). For the year ended December 31, 2023, the Fund had a total return of 9.73%. For the same period, the Index had a total return of 12.36%2 and a volatility of 20.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the real estate sector of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified real estate investment trusts (“REITs”); industrial REITs; hotel & resort REITs; office REITs; health care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Real Estate	9.73%	5.58%	5.89%
S&P Real Estate Select Sector Index	12.36%	8.92%	8.86%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. Real EstateSM Index	12.25%	7.35%	7.70%

Expense Ratios**

Fund	Gross	Net
ProFund VP Real Estate	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	4%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	11.8%
American Tower Corp.	9.7%
Equinix, Inc.	7.3%
Crown Castle, Inc.	4.8%
Welltower, Inc.	4.8%

S&P Real Estate Select Sector Index – Composition

% of Index
Specialized REITs	46%
Industrial REITs	12%
Residential REITs	12%
Retail REITs	12%
Health Care REITs	8%
Real Estate Management & Development	6%
Office REITs	3%
Hotel & Resort REITs	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund’s underlying benchmark index changed from the Dow Jones U.S. Real EstateSM Index to the S&P Real Estate Select Sector Index. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: ProFund VP Rising Rates Opportunity :: Management Discussion of Fund Performance

ProFund VP Rising Rates Opportunity (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-Year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended December 31, 2023, the Fund had a total return of 1.75%. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Total Return Index1,2, had a total return of 2.41%3 and a volatility of 17.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.4

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2023, the most recent Long Bond carried a maturity date of 11/15/53 and a 4.75% coupon.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Rising Rates Opportunity	1.75%	-0.50%	-5.26%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	2.41%	-2.28%	1.95%
Ryan Labs Returns Treasury Yield Curve 30 Year Index[1]	-3.00%	-3.86%	0.97%

Expense Ratios**

Fund	Gross	Net
ProFund VP Rising Rates Opportunity	1.66%	1.66%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	In December 2023, the Ryan Labs Returns Treasury Yield Curve 30 Year Index was discontinued and replaced. The Advisor subsequently used the S&P U.S. Treasury Bond Current 30-Year Total Return Index to measure performance of the Long Bond. Total return for the Ryan Labs Returns Treasury Yield Curve 30 Year Index is for the period through the day the index was discontinued.
[2]	The S&P U.S. Treasury Bond Current 30-Year Index is a one-security index comprising the most recently issued 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[3]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
[4]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Semiconductor :: 39

ProFund VP Semiconductor (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 93.66%. For the same period, the Index had a return of 96.95%1 and a volatility of 30.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Semiconductor	93.66%	31.28%	22.99%
Dow Jones U.S. SemiconductorsSM Index	96.95%	33.51%	25.15%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP Semiconductor	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	32%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.7%
Broadcom, Inc.	9.9%
Advanced Micro Devices, Inc.	4.8%
Intel Corp.	4.3%
QUALCOMM, Inc.	3.2%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: ProFund VP Short Dow 30 :: Management Discussion of Fund Performance

ProFund VP Short Dow 30 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -8.01%. For the same period, the Index had a total return of 16.18%1 and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Short Dow 30	-8.01%	-12.98%	-11.90%
Dow Jones Industrial Average®	16.18%	12.47%	11.08%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Dow 30	1.74%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Financials	21%
Information Technology	19%
Health Care	19%
Industrials	15%
Consumer Discretionary	13%
Consumer Staples	7%
Energy	3%
Communication Services	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Short Emerging Markets :: 41

ProFund VP Short Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P Emerging 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -11.78%. For the same period, the Index had a total return of 17.23%1 and a volatility of 19.80%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. As of December 31, 2023, the Index consists of companies from the following emerging market countries: Brazil, Chile, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Short Emerging Markets	-11.78%	-11.01%	-8.51%
S&P Emerging 50 ADR Index (USD)	17.23%	6.05%	3.79%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Emerging Markets	1.70%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	23%
Financials	19%
Materials	9%
Communication Services	8%
Energy	5%
Consumer Staples	3%
Industrials	2%
Health Care	1%
Utilities	1%
Real Estate	1%

Country Composition
China	31%
Taiwan	24%
India	18%
Brazil	15%
Other	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: ProFund VP Short International :: Management Discussion of Fund Performance

ProFund VP Short International (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index® (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the inverse of the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -10.29%. For the same period, the Index had a total return of 18.24%1 and a volatility of 12.50%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries equity performance, excluding the U.S. and Canada. As of December 31, 2023, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Short International	-10.29%	-9.74%	-6.49%
MSCI EAFE Index®	18.24%	8.16%	4.28%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short International	1.68%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	16%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	9%
Information Technology	9%
Materials	8%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	9%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Short Mid-Cap :: 43

ProFund VP Short Mid-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P MidCap 400® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -9.35%. For the same period, the Index had a total return of 16.44%1 and a volatility of 17.47%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Short Mid-Cap	-9.35%	-15.32%	-11.87%
S&P MidCap 400®	16.44%	12.62%	9.27%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Mid-Cap	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	21%
Financials	16%
Consumer Discretionary	16%
Information Technology	10%
Real Estate	8%
Health Care	8%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: ProFund VP Short Nasdaq-100 :: Management Discussion of Fund Performance

ProFund VP Short Nasdaq-100 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -32.40%. For the same period, the Index had a total return of 55.13%1 and a volatility of 18.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Nasdaq-100 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Short Nasdaq-100	-32.40%	-22.40%	-18.53%
Nasdaq-100® Index	55.13%	22.66%	17.91%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Nasdaq-100	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	50%
Communication Services	15%
Consumer Discretionary	14%
Consumer Staples	7%
Health Care	7%
Industrials	5%
Utilities	1%
Financials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Short Small-Cap :: 45

ProFund VP Short Small-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -10.88%. For the same period, the Index had a total return of 16.93%1 and a volatility of 20.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Short Small-Cap	-10.88%	-14.46%	-11.16%
Russell 2000® Index	16.93%	9.97%	7.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Short Small-Cap	1.79%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(91)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	18%
Industrials	17%
Health Care	15%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: ProFund VP Small-Cap :: Management Discussion of Fund Performance

ProFund VP Small-Cap (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 14.91%. For the same period, the Index had a total return of 16.93%1 and a volatility of 20.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap	14.91%	7.96%	5.15%
Russell 2000® Index	16.93%	9.97%	7.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap	1.80%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	3%
Swap Agreements	33%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.3%
Simpson Manufacturing Co., Inc.	0.2%
Cytokinetics, Inc.	0.2%
elf Beauty, Inc.	0.2%
MicroStrategy, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	18%
Industrials	17%
Health Care	15%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Small-Cap Growth :: 47

ProFund VP Small-Cap Growth (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 15.19%. For the same period, the Index had a total return of 17.10%1 and a volatility of 13.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Growth	15.19%	8.56%	7.15%
S&P Small Cap 600® Growth Index	17.10%	10.42%	8.96%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Growth	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
elf Beauty, Inc.	1.4%
SPS Commerce, Inc.	1.2%
Fabrinet	1.2%
Applied Industrial Technologies, Inc.	1.2%
Meritage Homes Corp.	1.1%

S&P SmallCap 600® Growth Index – Composition

% of Index
Industrials	21%
Consumer Discretionary	16%
Information Technology	14%
Health Care	11%
Financials	11%
Materials	7%
Energy	6%
Real Estate	5%
Consumer Staples	4%
Communication Services	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: ProFund VP Small-Cap Value :: Management Discussion of Fund Performance

ProFund VP Small-Cap Value (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 12.94%. For the same period, the Index had a return of 14.89%1 and a volatility of 13.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Small-Cap Value	12.94%	9.51%	6.36%
S&P SmallCap 600® Value Index	14.89%	11.31%	8.17%

Expense Ratios**

Fund	Gross	Net
ProFund VP Small-Cap Value	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alaska Air Group, Inc.	0.9%
Academy Sports & Outdoors, Inc.	0.9%
Lincoln National Corp.	0.8%
Cytokinetics, Inc.	0.8%
DXC Technology Co.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	27%
Industrials	15%
Consumer Discretionary	13%
Real Estate	10%
Information Technology	10%
Health Care	10%
Materials	5%
Consumer Staples	4%
Utilities	2%
Energy	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Technology :: 49

ProFund VP Technology (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P Technology Select Sector Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of 57.95%. For the same period, the Index had a total return of 56.13%2 and a volatility of 18.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the technology sector of the S&P 500®. The Index includes equity securities of companies from the following industries: IT services; software; communications equipment; technology, hardware, storage & peripherals; electronic equipment, instruments, & components; and semiconductors & semiconductor equipment.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Technology	57.95%	23.56%	17.85%
S&P Technology Select Sector Index	56.13%	26.90%	20.14%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. TechnologySM Index	65.07%	26.36%	20.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP Technology	1.63%	1.63%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	22.2%
Apple, Inc.	21.8%
Broadcom, Inc.	5.1%
NVIDIA Corp.	4.5%
Adobe, Inc.	2.9%

S&P Technology Select Sector Index – Composition

% of Index
Software & Services	45%
Technology Hardware & Equipment	29%
Semiconductors & Semiconductor Equipment	26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. TechnologySM Index to the S&P Technology Select Sector Index. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: ProFund VP UltraBull :: Management Discussion of Fund Performance

ProFund VP UltraBull (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2023, the Fund had a total return of 45.23%. For the same period, the Index had a total return of 26.29%1 and a volatility of 13.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts in addition to investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP UltraBull	45.23%	21.83%	16.33%
S&P 500®	26.29%	15.69%	12.03%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraBull	1.72%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	8%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.4%
Microsoft Corp.	4.4%
Alphabet, Inc.	2.4%
Amazon.com, Inc.	2.2%
NVIDIA Corp.	1.9%

S&P 500® – Composition

% of Index
Information Technology	28%
Financials	13%
Health Care	13%
Consumer Discretionary	11%
Industrials	9%
Communication Services	9%
Consumer Staples	6%
Energy	4%
Real Estate	3%
Materials	2%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP UltraMid-Cap :: 51

ProFund VP UltraMid-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2023, the Fund had a total return of 22.21%. For the same period, the Index had a total return of 16.44%1 and a volatility of 17.47%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts in addition to investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP UltraMid-Cap	22.21%	13.59%	9.93%
S&P MidCap 400®	16.44%	12.62%	9.27%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraMid-Cap	1.73%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	10%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Deckers Outdoor Corp.	0.4%
Reliance Steel & Aluminum Co.	0.4%
Carlisle Cos., Inc.	0.4%
GoDaddy, Inc.	0.4%
Graco, Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	21%
Financials	16%
Consumer Discretionary	16%
Information Technology	10%
Real Estate	8%
Health Care	8%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: ProFund VP UltraNasdaq-100 :: Management Discussion of Fund Performance

ProFund VP UltraNasdaq-100 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for longer periods will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2023, the Fund had a total return of 115.46%. For the same period, the Index had a total return of 55.13%1 and a volatility of 18.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts in addition to investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNasdaq-100 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP UltraNasdaq-100	115.46%	33.86%	27.05%
Nasdaq-100® Index	55.13%	22.66%	17.91%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraNasdaq-100	1.77%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	9%
Swap Agreements	123%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.2%
Microsoft Corp.	5.8%
Alphabet, Inc.	3.4%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.8%

Nasdaq-100® Index – Composition

% of Index
Information Technology	50%
Communication Services	15%
Consumer Discretionary	14%
Consumer Staples	7%
Health Care	7%
Industrials	5%
Utilities	1%
Financials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP UltraShort Dow 30 :: 53

ProFund VP UltraShort Dow 30 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -18.76%. For the same period, the Index had a total return of 16.18%1 and a volatility of 11.39%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP UltraShort Dow 30	-18.76%	-27.98%	-25.26%
Dow Jones Industrial Average®	16.18%	12.47%	11.08%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Dow 30	1.37%	1.37%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Financials	21%
Information Technology	19%
Health Care	19%
Industrials	15%
Consumer Discretionary	13%
Consumer Staples	7%
Energy	3%
Communication Services	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: ProFund VP UltraShort Nasdaq-100 :: Management Discussion of Fund Performance

ProFund VP UltraShort Nasdaq-100 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended December 31, 2023, the Fund had a total return of -57.49%. For the same period, the Index had a total return of 55.13%1 and a volatility of 18.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended December 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Nasdaq-100 from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP UltraShort Nasdaq-100	-57.49%	-44.28%	-36.98%
Nasdaq-100® Index	55.13%	22.66%	17.91%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraShort Nasdaq-100	1.75%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	50%
Communication Services	15%
Consumer Discretionary	14%
Consumer Staples	7%
Health Care	7%
Industrials	5%
Utilities	1%
Financials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP UltraSmall-Cap :: 55

ProFund VP UltraSmall-Cap (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index rises. For the year ended December 31, 2023, the Fund had a total return of 22.54%. For the same period, the Index had a total return of 16.93%1 and a volatility of 20.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts in addition to investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP UltraSmall-Cap	22.54%	7.83%	5.49%
Russell 2000® Index	16.93%	9.97%	7.16%

Expense Ratios**

Fund	Gross	Net
ProFund VP UltraSmall-Cap	1.84%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	2%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.4%
Simpson Manufacturing Co., Inc.	0.2%
elf Beauty, Inc.	0.2%
MicroStrategy, Inc.	0.2%
Cytokinetics, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	18%
Industrials	17%
Health Care	15%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: ProFund VP U.S. Government Plus :: Management Discussion of Fund Performance

ProFund VP U.S. Government Plus (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-Year U.S. Treasury Bond ( the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended December 31, 2023, the Fund had a total return of 0.04%. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Total Return Index1,2, had a total return of 2.41%3 and a volatility of 17.77%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.4

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2023, the most recent Long Bond carried a maturity date of 11/15/53 and a 4.75% coupon.

During the year ended December 31, 2023, the Fund invested in swap agreements and futures contracts as in addition to investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP U.S. Government Plus	0.04%	-5.01%	0.27%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	2.41%	-2.28%	1.95%
Ryan Labs Returns Treasury Yield Curve 30 Year Index[1]	-3.00%	-3.86%	0.97%

Expense Ratios**

Fund	Gross	Net
ProFund VP U.S. Government Plus	1.43%	1.38%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	37%
Swap Agreements	87%
Total Exposure	124%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	In December 2023, the Ryan Labs Returns Treasury Yield Curve 30 Year Index was discontinued and replaced. The Advisor subsequently used the S&P U.S. Treasury Bond Current 30-Year Total Return Index to measure performance of the Long Bond. Total return for the Ryan Labs Returns Treasury Yield Curve 30 Year Index is for the period through the day the index was discontinued.
[2]	The S&P U.S. Treasury Bond Current 30-Year Index is a one-security index comprising the most recently issued 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.
[3]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
[4]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: ProFund VP Utilities :: 57

ProFund VP Utilities (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P Utilities Select Sector Index1 (the "Index"). For the year ended December 31, 2023, the Fund had a total return of -8.59%. For the same period, the Index had a return of -7.08%2 and a volatility of 17.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index represents the utilities sector of the S&P 500®. The Index includes equity securities of companies from the following industries: electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers.

During the year ended December 31, 2023, the Fund invested in swap agreements in addition to investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from December 31, 2013 to December 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/23

Fund	One Year	Five Year	Ten Year
ProFund VP Utilities	-8.59%	4.76%	6.89%
S&P Utilities Select Sector Index	-7.08%	7.12%	8.93%
S&P 500®	26.29%	15.69%	12.03%
Dow Jones U.S. UtilitiesSM Index	-7.19%	6.56%	8.71%

Expense Ratios**

Fund	Gross	Net
ProFund VP Utilities	1.71%	1.68%

**	Reflects the expense ratio as reported in the Prospectus dated May 1, 2023. Contractual fee waivers are in effect through April 30, 2024. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	13.0%
The Southern Co.	8.0%
Duke Energy Corp.	7.8%
Sempra	4.9%
American Electric Power Co., Inc.	4.5%

S&P Utilities Select Sector Index – Composition

% of Index
Electric Utilities	66%
Multi-Utilities	28%
Water Utilities	3%
Gas Utilities	2%
Independent Power and Renewable Electricity Producers	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund fees and expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 888-776-3637.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. UtilitiesSM Index to the S&P Utilities Select Sector Index. The advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

60 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period ended December 31, 2023.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended December 31, 2023.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During the Period*	Ending Account Value 12/31/23	Expenses Paid During the Period*
ProFund Access VP High Yield	1.68%	$1,000.00	$1,061.50	$8.73	$1,016.74	$8.54
ProFund VP Asia 30	1.68%	1,000.00	1,028.40	8.59	1,016.74	8.54
ProFund VP Banks	1.68%	1,000.00	1,291.60	9.70	1,016.74	8.54
ProFund VP Bear	1.68%	1,000.00	961.90	8.31	1,016.74	8.54
ProFund VP Biotechnology	1.62%	1,000.00	1,069.10	8.45	1,017.04	8.24
ProFund VP Bull	1.68%	1,000.00	1,069.00	8.76	1,016.74	8.54
ProFund VP Communication Services†	1.68%	1,000.00	1,113.70	8.95	1,016.74	8.54
ProFund VP Consumer Discretionary†	1.68%	1,000.00	1,047.90	8.67	1,016.74	8.54
ProFund VP Consumer Staples†	1.68%	1,000.00	976.60	8.37	1,016.74	8.54
ProFund VP Dow 30	1.61%	1,000.00	1,095.00	8.50	1,017.09	8.19
ProFund VP Emerging Markets	1.68%	1,000.00	1,071.30	8.77	1,016.74	8.54
ProFund VP Energy†	1.68%	1,000.00	1,042.10	8.65	1,016.74	8.54
ProFund VP Europe 30	1.68%	1,000.00	1,087.70	8.84	1,016.74	8.54
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	1,023.60	8.57	1,016.74	8.54
ProFund VP Financials	1.68%	1,000.00	1,117.20	8.97	1,016.74	8.54
ProFund VP Government Money Market	0.90%	1,000.00	1,022.30	4.59	1,020.67	4.58
ProFund VP Health Care	1.68%	1,000.00	1,027.10	8.58	1,016.74	8.54
ProFund VP Industrials	1.68%	1,000.00	1,063.20	8.74	1,016.74	8.54
ProFund VP International	1.68%	1,000.00	1,042.60	8.65	1,016.74	8.54
ProFund VP Internet	1.68%	1,000.00	1,137.80	9.05	1,016.74	8.54
ProFund VP Japan	1.68%	1,000.00	1,016.10	8.54	1,016.74	8.54
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,063.50	8.74	1,016.74	8.54
ProFund VP Large-Cap Value	1.68%	1,000.00	1,080.20	8.81	1,016.74	8.54
ProFund VP Materials†	1.68%	1,000.00	1,035.50	8.62	1,016.74	8.54
ProFund VP Mid-Cap	1.68%	1,000.00	1,057.60	8.71	1,016.74	8.54
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,055.20	8.70	1,016.74	8.54
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,067.00	8.75	1,016.74	8.54

Expense Examples (unaudited) :: 61

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During the Period*	Ending Account Value 12/31/23	Expenses Paid During the Period*
ProFund VP Nasdaq-100	1.68%	$1,000.00	$1,102.30	$8.90	$1,016.74	$8.54
ProFund VP Pharmaceuticals	1.68%	1,000.00	1,013.50	8.53	1,016.74	8.54
ProFund VP Precious Metals	1.68%	1,000.00	1,021.70	8.56	1,016.74	8.54
ProFund VP Real Estate	1.68%	1,000.00	1,072.70	8.78	1,016.74	8.54
ProFund VP Rising Rates Opportunity	1.66%	1,000.00	1,047.80	8.57	1,016.84	8.44
ProFund VP Semiconductor	1.68%	1,000.00	1,166.80	9.18	1,016.74	8.54
ProFund VP Short Dow 30	1.68%	1,000.00	937.40	8.20	1,016.74	8.54
ProFund VP Short Emerging Markets	1.68%	1,000.00	944.00	8.23	1,016.74	8.54
ProFund VP Short International	1.68%	1,000.00	979.90	8.38	1,016.74	8.54
ProFund VP Short Mid-Cap	1.68%	1,000.00	964.70	8.32	1,016.74	8.54
ProFund VP Short Nasdaq-100	1.68%	1,000.00	925.30	8.15	1,016.74	8.54
ProFund VP Short Small-Cap	1.68%	1,000.00	947.00	8.24	1,016.74	8.54
ProFund VP Small-Cap	1.68%	1,000.00	1,072.20	8.77	1,016.74	8.54
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,084.40	8.83	1,016.74	8.54
ProFund VP Small-Cap Value	1.68%	1,000.00	1,084.20	8.83	1,016.74	8.54
ProFund VP Technology	1.64%	1,000.00	1,102.50	8.69	1,016.94	8.34
ProFund VP UltraBull	1.68%	1,000.00	1,113.90	8.95	1,016.74	8.54
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,086.50	8.84	1,016.74	8.54
ProFund VP UltraNasdaq-100	1.68%	1,000.00	1,175.50	9.21	1,016.74	8.54
ProFund VP UltraShort Dow 30	1.51%	1,000.00	860.10	7.08	1,017.59	7.68
ProFund VP UltraShort Nasdaq-100	1.68%	1,000.00	826.30	7.73	1,016.74	8.54
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,106.60	8.92	1,016.74	8.54
ProFund VP U.S. Government Plus	1.38%	1,000.00	964.60	6.83	1,018.25	7.02
ProFund VP Utilities	1.68%	1,000.00	976.90	8.37	1,016.74	8.54

*	Expenses are equal to the average account value over the period multiplied by the ProFund VP's annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
†	As described in Note 1 of the Notes to Financial Statements, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

This Page Intentionally Left Blank

Schedules of Portfolio Investments

64 :: ProFund Access VP High Yield :: Schedule of Portfolio Investments :: December 31, 2023

U.S. Treasury Obligation (47.5%)

	Principal Amount	Value
U.S. Treasury Notes, 4.38%, 11/30/28	$7,650,000	$7,836,768
TOTAL U.S. TREASURY OBLIGATION (Cost $7,714,597)		7,836,768

Repurchase Agreements(a) (46.0%)

Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $7,581,358	7,577,000	7,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,577,000)		7,577,000
TOTAL INVESTMENT SECURITIES (Cost $15,291,597)—93.5%		15,413,768
Net other assets (liabilities)—6.5%		1,066,767
NET ASSETS—100.0%		$16,480,535

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	22	4/1/24	$2,391,125	$48,526

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument*	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 41	Daily	5.00%	12/20/28	3.53%	$12,582,900	**	$739,298	$179,274	$560,024	$(8,856)

*	As of December 31, 2023, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.
**	Reflects the notional amount after the default of securities.
(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Asia 30 :: 65

Common Stocks (100.2%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	10,815	$838,271
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	44,770	421,286
Baidu, Inc.*ADR (Interactive Media & Services)	4,350	518,041
BHP Group, Ltd.ADR (Metals & Mining)	16,192	1,106,076
Bilibili, Inc.*ADR(a) (Entertainment)	29,726	361,765
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	12,809	340,719
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	5,619	390,970
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	52,383	367,205
Futu Holdings, Ltd.*ADR (Capital Markets)	6,706	366,349
HDFC Bank, Ltd.ADR (Banks)	16,253	1,090,738
ICICI Bank, Ltd.ADR (Banks)	29,303	698,584
Infosys, Ltd.ADR (IT Services)	28,699	527,488
iQIYI, Inc.*ADR (Entertainment)	72,865	355,581
JD.com, Inc.ADR (Broadline Retail)	18,609	537,614
JinkoSolar Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	9,123	337,004
Kanzhun, Ltd.ADR (Interactive Media & Services)	22,234	369,307
KE Holdings, Inc.ADR (Real Estate Management & Development)	25,859	419,174
Li Auto, Inc.*ADR (Automobiles)	13,655	511,107
Lufax Holding, Ltd.ADR (Consumer Finance)	113,044	347,046
NetEase, Inc.ADR (Entertainment)	6,586	613,551
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	5,377	394,027
NIO, Inc.*ADR(a) (Automobiles)	44,347	402,227
POSCO Holdings, Inc.ADR (Metals & Mining)	3,202	304,542
Sea, Ltd.*ADR (Entertainment)	10,694	433,107
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,875	1,131,000
Tencent Music Entertainment Group*ADR (Entertainment)	45,556	410,460
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	12,265	441,663
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	49,966	422,712
XPeng, Inc.*ADR(a) (Automobiles)	27,370	399,328
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	19,455	414,002
TOTAL COMMON STOCKS (Cost $10,292,773)		15,270,944

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $36,021	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000

Collateral for Securities Loaned(c) (10.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	1,553,457	$1,553,457
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,553,457)		1,553,457
TOTAL INVESTMENT SECURITIES (Cost $11,882,230)—110.6%		16,860,401
Net other assets (liabilities)—(10.6)%		(1,615,362)
NET ASSETS—100.0%		$15,245,039

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $1,350,881.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$414,002	2.7%
Automobiles	1,312,662	8.6%
Banks	1,789,322	11.7%
Broadline Retail	1,375,885	9.0%
Capital Markets	366,349	2.4%
Consumer Finance	347,046	2.3%
Diversified Consumer Services	394,027	2.6%
Entertainment	2,174,464	14.3%
Ground Transportation	367,205	2.4%
Hotels, Restaurants & Leisure	441,663	2.9%
Interactive Media & Services	887,348	5.8%
IT Services	527,488	3.5%
Metals & Mining	1,410,618	9.3%
Pharmaceuticals	390,970	2.6%
Real Estate Management & Development	419,174	2.7%
Semiconductors & Semiconductor Equipment	2,652,721	17.4%
Other**	(25,905)	(0.2)%
Total	$15,245,039	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2023:

	Value	% of Net Assets
Australia	$1,106,076	7.3%
China	8,744,441	57.3%
India	2,707,780	17.8%
Singapore	433,107	2.8%
South Korea	304,542	2.0%
Taiwan	1,974,998	13.0%
Other**	(25,905)	(0.2)%
Total	$15,245,039	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

66 :: ProFund VP Banks :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.2%)

	Shares	Value
Ameris Bancorp (Banks)	776	$41,167
Apollo Global Management, Inc. (Financial Services)	970	90,394
Associated Banc-Corp. (Banks)	3,622	77,475
Atlantic Union Bankshares Corp. (Banks)	750	27,405
Axos Financial, Inc.* (Banks)	1,338	73,055
Bank of America Corp. (Banks)	2,886	97,172
Bank of Hawaii Corp.(a) (Banks)	758	54,925
Bank OZK (Banks)	1,626	81,024
BankUnited, Inc. (Banks)	1,473	47,769
Banner Corp. (Banks)	371	19,871
BOK Financial Corp. (Banks)	435	37,258
Cadence Bank (Banks)	2,728	80,722
Cathay General Bancorp (Banks)	797	35,522
Citigroup, Inc. (Banks)	1,827	93,981
Citizens Financial Group, Inc. (Banks)	3,017	99,982
Columbia Banking System, Inc. (Banks)	2,847	75,958
Comerica, Inc. (Banks)	1,788	99,787
Commerce Bancshares, Inc. (Banks)	1,244	66,442
Community Bank System, Inc. (Banks)	640	33,350
Corebridge Financial, Inc. (Financial Services)	4,390	95,087
Cullen/Frost Bankers, Inc. (Banks)	871	94,495
CVB Financial Corp. (Banks)	1,766	35,656
East West Bancorp, Inc. (Banks)	1,302	93,679
Eastern Bankshares, Inc. (Banks)	1,708	24,254
Equitable Holdings, Inc. (Financial Services)	2,782	92,641
Essent Group, Ltd. (Financial Services)	1,066	56,221
F.N.B. Corp. (Banks)	4,402	60,616
Fifth Third Bancorp (Banks)	2,859	98,606
First Bancorp (Banks)	2,161	35,548
First Citizens BancShares, Inc.—Class A (Banks)	62	87,976
First Financial Bancorp (Banks)	602	14,298
First Financial Bankshares, Inc. (Banks)	1,202	36,421
First Hawaiian, Inc. (Banks)	1,978	45,217
First Horizon Corp. (Banks)	6,556	92,827
First Interstate BancSystem, Inc.—Class A (Banks)	1,202	36,962
First Merchants Corp. (Banks)	346	12,830
Fulton Financial Corp. (Banks)	2,223	36,591
Glacier Bancorp, Inc. (Banks)	1,375	56,815
Hancock Whitney Corp. (Banks)	1,244	60,446
Hilltop Holdings, Inc. (Banks)	579	20,387
Home BancShares, Inc. (Banks)	2,060	52,180
Huntington Bancshares, Inc. (Banks)	7,452	94,789
Independent Bank Corp. (Banks)	440	28,956
Independent Bank Group, Inc. (Banks)	480	24,422
International Bancshares Corp. (Banks)	402	21,837
Jackson Financial, Inc.—Class A (Financial Services)	1,717	87,910
JPMorgan Chase & Co. (Banks)	564	95,936
KeyCorp (Banks)	6,738	97,027
Lakeland Financial Corp. (Banks)	228	14,856
M&T Bank Corp. (Banks)	674	92,392
MGIC Investment Corp. (Financial Services)	3,979	76,755
Mr. Cooper Group, Inc.* (Financial Services)	1,164	75,800
New York Community Bancorp, Inc. (Banks)	9,173	93,840
NMI Holdings, Inc.*—Class A (Financial Services)	1,169	34,696
Northern Trust Corp. (Capital Markets)	1,111	93,746
Old National Bancorp (Banks)	3,733	63,050
Pacific Premier Bancorp, Inc. (Banks)	951	27,684
PennyMac Financial Services, Inc. (Financial Services)	495	43,743
Pinnacle Financial Partners, Inc. (Banks)	913	79,632
Popular, Inc. (Banks)	737	60,486
Prosperity Bancshares, Inc. (Banks)	1,292	87,507
Radian Group, Inc. (Financial Services)	2,897	82,709
Regions Financial Corp. (Banks)	5,123	99,283
Renasant Corp. (Banks)	423	14,247
Seacoast Banking Corp. of Florida (Banks)	860	24,476
ServisFirst Bancshares, Inc. (Banks)	398	26,519
Simmons First National Corp.—Class A (Banks)	1,106	21,943
SouthState Corp. (Banks)	855	72,205
Synovus Financial Corp. (Banks)	2,494	93,899
Texas Capital Bancshares, Inc.* (Banks)	1,012	65,406
The Bancorp, Inc.* (Banks)	607	23,406
The Bank of New York Mellon Corp. (Capital Markets)	1,821	94,783
The PNC Financial Services Group, Inc. (Banks)	635	98,330
Triumph Financial, Inc.* (Banks)	293	23,493
Truist Financial Corp. (Banks)	2,603	96,103
Trustmark Corp. (Banks)	561	15,641
U.S. Bancorp (Banks)	2,210	95,649
UMB Financial Corp. (Banks)	583	48,710
United Bankshares, Inc. (Banks)	1,262	47,388
United Community Banks, Inc. (Banks)	1,297	37,950
Valley National Bancorp (Banks)	6,668	72,414
Voya Financial, Inc. (Financial Services)	1,229	89,668
Walker & Dunlop, Inc. (Financial Services)	377	41,851
Washington Federal, Inc. (Banks)	723	23,830
Webster Financial Corp. (Banks)	1,865	94,667
Wells Fargo & Co. (Banks)	1,938	95,388
WesBanco, Inc. (Banks)	324	10,164
Western Alliance Bancorp (Banks)	1,579	103,881
Wintrust Financial Corp. (Banks)	718	66,595
WSFS Financial Corp. (Banks)	484	22,230
Zions Bancorp NA (Banks)	2,295	100,681
TOTAL COMMON STOCKS (Cost $3,830,582)		5,571,585

Repurchase Agreements(b) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $108,062	$108,000	$108,000
TOTAL REPURCHASE AGREEMENTS (Cost $108,000)		108,000

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Banks :: 67

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	21,291	$21,291
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,291)		21,291
TOTAL INVESTMENT SECURITIES (Cost $3,959,873)—101.5%		5,700,876
Net other assets (liabilities)—(1.5)%		(85,545)
NET ASSETS—100.0%		$5,615,331

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $20,434.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	1/23/24	5.93%	$49,875	$(1,982)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Banks	$4,515,581	80.4%
Capital Markets	188,529	3.4%
Financial Services	867,475	15.4%
Other**	43,746	0.8%
Total	$5,615,331	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

68 :: ProFund VP Bear :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (113.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $3,115,791	$3,114,000	$3,114,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,114,000)		3,114,000
TOTAL INVESTMENT SECURITIES (Cost $3,114,000)—113.1%		3,114,000
Net other assets (liabilities)—(13.1)%		(360,330)
NET ASSETS—100.0%		$2,753,670

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $460,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	3/18/24	$(482,000)	$(19,479)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/29/24	(5.68)%	$(104,936)	$1,204
S&P 500	UBS AG	1/29/24	(5.48)%	(2,165,980)	5,647
				$(2,270,916)	$6,851

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 69

Common Stocks (98.4%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	4,790	$97,045
89bio, Inc.* (Biotechnology)	25,428	284,031
AbbVie, Inc. (Biotechnology)	3,371	522,404
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	23,985	750,970
ADMA Biologics, Inc.* (Biotechnology)	30,509	137,901
Agios Pharmaceuticals, Inc.* (Biotechnology)	8,599	191,500
Akero Therapeutics, Inc.* (Biotechnology)	25,325	591,339
Alector, Inc.* (Biotechnology)	10,701	85,394
Alkermes PLC* (Biotechnology)	19,445	539,404
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,960	566,574
Alpine Immune Sciences, Inc.* (Biotechnology)	4,492	85,618
Amgen, Inc. (Biotechnology)	1,870	538,597
Amicus Therapeutics, Inc.* (Biotechnology)	44,579	632,576
Anavex Life Sciences Corp.*(a) (Biotechnology)	13,005	121,077
Apellis Pharmaceuticals, Inc.* (Biotechnology)	8,013	479,658
Arcellx, Inc.* (Biotechnology)	6,274	348,207
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	6,343	199,995
Arcus Biosciences, Inc.* (Biotechnology)	14,092	269,157
Ardelyx, Inc.* (Biotechnology)	77,097	478,001
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	20,464	626,198
Avid Bioservices, Inc.* (Biotechnology)	21,364	138,866
Avidity Biosciences, Inc.* (Biotechnology)	10,998	99,532
Beam Therapeutics, Inc.* (Biotechnology)	19,041	518,296
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	53,559	320,818
Biogen, Inc.* (Biotechnology)	2,103	544,193
Biohaven, Ltd.* (Biotechnology)	15,222	651,502
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,415	522,114
Biomea Fusion, Inc.*(a) (Biotechnology)	5,699	82,749
Bluebird Bio, Inc.* (Biotechnology)	73,116	100,900
Blueprint Medicines Corp.* (Biotechnology)	6,802	627,416
Bridgebio Pharma, Inc.* (Biotechnology)	15,474	624,685
Cabaletta Bio, Inc.* (Biotechnology)	11,729	266,248
CareDx, Inc.* (Biotechnology)	10,672	128,064
Caribou Biosciences, Inc.* (Biotechnology)	21,401	122,628
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	19,739	331,813
Celldex Therapeutics, Inc.* (Biotechnology)	8,297	329,059
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	7,930	336,232
Cogent Biosciences, Inc.* (Biotechnology)	16,179	95,133
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	13,692	487,161
CRISPR Therapeutics AG*(a) (Biotechnology)	7,797	488,092
Cytokinetics, Inc.* (Biotechnology)	14,757	1,232,063
Day One Biopharmaceuticals, Inc.* (Biotechnology)	13,248	193,421
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	7,824	126,201
Denali Therapeutics, Inc.* (Biotechnology)	18,046	387,267
Disc Medicine, Inc.* (Biotechnology)	2,234	129,036
Dynavax Technologies Corp.* (Biotechnology)	30,285	423,384
Dyne Therapeutics, Inc.* (Biotechnology)	9,193	122,267
Editas Medicine, Inc.* (Biotechnology)	19,952	202,114
Exact Sciences Corp.* (Biotechnology)	7,784	575,860
Exelixis, Inc.* (Biotechnology)	22,873	548,723
Geron Corp.* (Biotechnology)	93,550	197,391
Gilead Sciences, Inc. (Biotechnology)	6,368	515,872
Halozyme Therapeutics, Inc.* (Biotechnology)	12,596	465,548
Ideaya Biosciences, Inc.* (Biotechnology)	10,838	385,616
ImmunityBio, Inc.*(a) (Biotechnology)	41,465	208,154
ImmunoGen, Inc.* (Biotechnology)	17,228	510,810
Immunovant, Inc.* (Biotechnology)	12,840	540,949
Incyte Corp.* (Biotechnology)	9,200	577,668
Inhibrx, Inc.* (Biotechnology)	5,786	219,868
Insmed, Inc.* (Biotechnology)	17,998	557,758
Intellia Therapeutics, Inc.* (Biotechnology)	17,346	528,880
Ionis Pharmaceuticals, Inc.* (Biotechnology)	10,327	522,443
Iovance Biotherapeutics, Inc.* (Biotechnology)	69,924	568,482
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	39,334	449,981
Karuna Therapeutics, Inc.* (Biotechnology)	2,449	775,133
Keros Therapeutics, Inc.* (Biotechnology)	3,659	145,482
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	5,373	94,242
Krystal Biotech, Inc.* (Biotechnology)	4,709	584,199
Kura Oncology, Inc.* (Biotechnology)	8,480	121,942
Kymera Therapeutics, Inc.* (Biotechnology)	6,736	171,499
MacroGenics, Inc.* (Biotechnology)	5,309	51,073
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	2,416	559,014
MannKind Corp.* (Biotechnology)	45,798	166,705
MiMedx Group, Inc.* (Biotechnology)	10,183	89,305
Mirati Therapeutics, Inc.* (Biotechnology)	8,908	523,345
Mirum Pharmaceuticals, Inc.* (Biotechnology)	7,307	215,703
Moderna, Inc.* (Biotechnology)	6,299	626,436
Morphic Holding, Inc.* (Biotechnology)	11,363	328,163
Myriad Genetics, Inc.* (Biotechnology)	9,602	183,782
Natera, Inc.* (Biotechnology)	8,654	542,087
Neurocrine Biosciences, Inc.* (Biotechnology)	4,291	565,382
Novavax, Inc.*(a) (Biotechnology)	90,342	433,642
Nuvalent, Inc.*—Class A (Biotechnology)	7,122	524,108
Protagonist Therapeutics, Inc.* (Biotechnology)	9,414	215,863
Prothena Corp. PLC* (Biotechnology)	11,625	422,453
PTC Therapeutics, Inc.* (Biotechnology)	19,049	524,990
RAPT Therapeutics, Inc.* (Biotechnology)	5,132	127,530
Recursion Pharmaceuticals, Inc.*(a) — Class A (Biotechnology)	56,588	557,958
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	599	526,096
REGENXBIO, Inc.* (Biotechnology)	6,756	121,270
Relay Therapeutics, Inc.* (Biotechnology)	18,413	202,727
Replimune Group, Inc.* (Biotechnology)	25,942	218,691
REVOLUTION Medicines, Inc.* (Biotechnology)	20,464	586,908
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	6,835	314,205
Rocket Pharmaceuticals, Inc.* (Biotechnology)	11,703	350,739
Roivant Sciences, Ltd.* (Biotechnology)	51,192	574,886

See accompanying notes to financial statements.

70 :: ProFund VP Biotechnology :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Sage Therapeutics, Inc.* (Biotechnology)	17,202	$372,767
Sana Biotechnology, Inc.* (Biotechnology)	24,286	99,087
Sarepta Therapeutics, Inc.* (Biotechnology)	5,782	557,558
Scholar Rock Holding Corp.* (Biotechnology)	6,036	113,477
Soleno Therapeutics, Inc.* (Biotechnology)	2,908	117,047
SpringWorks Therapeutics, Inc.* (Biotechnology)	8,102	295,723
Syndax Pharmaceuticals, Inc.* (Biotechnology)	22,576	487,867
TG Therapeutics, Inc.* (Biotechnology)	32,011	546,748
Travere Therapeutics, Inc.* (Biotechnology)	24,054	216,245
Twist Bioscience Corp.* (Biotechnology)	12,869	474,351
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	12,438	594,785
uniQure N.V.* (Biotechnology)	20,669	139,929
United Therapeutics Corp.* (Biotechnology)	2,083	458,031
Vaxcyte, Inc.* (Biotechnology)	8,880	557,664
Vera Therapeutics, Inc.* (Biotechnology)	9,572	147,217
Veracyte, Inc.* (Biotechnology)	8,938	245,884
Vericel Corp.* (Biotechnology)	5,931	211,203
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,437	584,701
Verve Therapeutics, Inc.* (Biotechnology)	17,093	238,276
Viking Therapeutics, Inc.* (Biotechnology)	23,165	431,101
Vir Biotechnology, Inc.* (Biotechnology)	22,362	224,962
Viridian Therapeutics, Inc.* (Biotechnology)	11,350	247,203
Xencor, Inc.* (Biotechnology)	6,716	142,581
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	20,185	305,803
TOTAL COMMON STOCKS (Cost $33,076,574)		43,806,671

Repurchase Agreements(b) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24 , total to be received $1,418,816	$1,418,000	$1,418,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,418,000)		1,418,000

Collateral for Securities Loaned(c) (5.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	2,225,769	$2,225,769
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,225,769)		2,225,769
TOTAL INVESTMENT SECURITIES (Cost $36,720,343)—106.6%		47,450,440
Net other assets (liabilities)—(6.6)%		(2,916,346)
NET ASSETS—100.0%		$44,534,094

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $1,703,297.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	1/23/24	5.93%	$987,558	$(4,315)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Biotechnology	$43,806,671	98.4%
Other**	727,423	1.6%
Total	$44,534,094	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 71

Common Stocks (76.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	576	$62,968
A.O. Smith Corp. (Building Products)	128	10,552
Abbott Laboratories (Health Care Equipment & Supplies)	1,811	199,337
AbbVie, Inc. (Biotechnology)	1,841	285,301
Accenture PLC—Class A (IT Services)	655	229,846
Adobe, Inc.* (Software)	475	283,385
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,685	248,386
Aflac, Inc. (Insurance)	555	45,788
Agilent Technologies, Inc. (Life Sciences Tools & Services)	305	42,404
Air Products and Chemicals, Inc. (Chemicals)	232	63,522
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	453	61,671
Akamai Technologies, Inc.* (IT Services)	157	18,581
Albemarle Corp. (Chemicals)	122	17,627
Alexandria Real Estate Equities, Inc. (Office REITs)	163	20,663
Align Technology, Inc.* (Health Care Equipment & Supplies)	74	20,276
Allegion PLC (Building Products)	92	11,655
Alliant Energy Corp. (Electric Utilities)	266	13,646
Alphabet, Inc.*—Class A (Interactive Media & Services)	6,172	862,168
Alphabet, Inc.*—Class C (Interactive Media & Services)	5,195	732,131
Altria Group, Inc. (Tobacco)	1,845	74,427
Amazon.com, Inc.* (Broadline Retail)	9,485	1,441,151
Amcor PLC (Containers & Packaging)	1,507	14,527
Ameren Corp. (Multi-Utilities)	274	19,821
American Airlines Group, Inc.* (Passenger Airlines)	682	9,371
American Electric Power Co., Inc. (Electric Utilities)	548	44,509
American Express Co. (Consumer Finance)	600	112,404
American International Group, Inc. (Insurance)	732	49,593
American Tower Corp. (Specialized REITs)	486	104,917
American Water Works Co., Inc. (Water Utilities)	203	26,794
Ameriprise Financial, Inc. (Capital Markets)	106	40,262
AMETEK, Inc. (Electrical Equipment)	241	39,738
Amgen, Inc. (Biotechnology)	558	160,715
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	624	61,857
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	520	103,251
ANSYS, Inc.* (Software)	91	33,022
Aon PLC—Class A (Insurance)	209	60,823
APA Corp. (Oil, Gas & Consumable Fuels)	320	11,482
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,248	2,935,697
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	873	141,487
Aptiv PLC* (Automobile Components)	295	26,468
Arch Capital Group, Ltd.* (Insurance)	389	28,891
Archer-Daniels-Midland Co. (Food Products)	556	40,154
Arista Networks, Inc.* (Communications Equipment)	263	61,939
Arthur J. Gallagher & Co. (Insurance)	225	50,598
Assurant, Inc. (Insurance)	55	9,267
AT&T, Inc. (Diversified Telecommunication Services)	7,457	125,128
Atmos Energy Corp. (Gas Utilities)	155	17,965
Autodesk, Inc.* (Software)	223	54,296
Automatic Data Processing, Inc. (Professional Services)	429	99,944
AutoZone, Inc.* (Specialty Retail)	18	46,541
AvalonBay Communities, Inc. (Residential REITs)	148	27,708
Avery Dennison Corp. (Containers & Packaging)	84	16,981
Axon Enterprise, Inc.* (Aerospace & Defense)	73	18,858
Baker Hughes Co. (Energy Equipment & Services)	1,050	35,889
Ball Corp. (Containers & Packaging)	329	18,925
Bank of America Corp. (Banks)	7,181	241,784
Bath & Body Works, Inc. (Specialty Retail)	237	10,229
Baxter International, Inc. (Health Care Equipment & Supplies)	529	20,451
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	303	73,880
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,898	676,940
Best Buy Co., Inc. (Specialty Retail)	202	15,813
Biogen, Inc.* (Biotechnology)	151	39,074
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	22	7,104
Bio-Techne Corp. (Life Sciences Tools & Services)	165	12,731
BlackRock, Inc. (Capital Markets)	146	118,523
Blackstone, Inc. (Capital Markets)	741	97,012
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	36	127,699
BorgWarner, Inc. (Automobile Components)	245	8,783
Boston Properties, Inc. (Office REITs)	151	10,596
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,527	88,276
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,122	108,880
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	458	511,243
Broadridge Financial Solutions, Inc. (Professional Services)	123	25,307
Brown & Brown, Inc. (Insurance)	246	17,493
Brown-Forman Corp.—Class B (Beverages)	191	10,906
Builders FirstSource, Inc.* (Building Products)	129	21,535
Bunge Global SA (Food Products)	152	15,344
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	122	10,540
Cadence Design Systems, Inc.* (Software)	284	77,353
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	10,548
Camden Property Trust (Residential REITs)	111	11,021
Campbell Soup Co. (Food Products)	205	8,862
Capital One Financial Corp. (Consumer Finance)	397	52,055
Cardinal Health, Inc. (Health Care Providers & Services)	257	25,906
CarMax, Inc.* (Specialty Retail)	165	12,662
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,051	19,486
Carrier Global Corp. (Building Products)	875	50,270

See accompanying notes to financial statements.

72 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Catalent, Inc.* (Pharmaceuticals)	188	$8,447
Caterpillar, Inc. (Machinery)	532	157,297
Cboe Global Markets, Inc. (Capital Markets)	110	19,642
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	318	29,603
CDW Corp. (Electronic Equipment, Instruments & Components)	140	31,825
Celanese Corp. (Chemicals)	104	16,158
Cencora, Inc. (Health Care Providers & Services)	174	35,736
Centene Corp.* (Health Care Providers & Services)	557	41,335
CenterPoint Energy, Inc. (Multi-Utilities)	658	18,799
Ceridian HCM Holding, Inc.* (Professional Services)	163	10,941
CF Industries Holdings, Inc. (Chemicals)	199	15,821
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	54	12,766
Charter Communications, Inc.*—Class A (Media)	105	40,811
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,831	273,112
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	29	66,322
Chubb, Ltd. (Insurance)	426	96,276
Church & Dwight Co., Inc. (Household Products)	257	24,302
Cincinnati Financial Corp. (Insurance)	164	16,967
Cintas Corp. (Commercial Services & Supplies)	90	54,239
Cisco Systems, Inc. (Communications Equipment)	4,225	213,446
Citigroup, Inc. (Banks)	1,996	102,674
Citizens Financial Group, Inc. (Banks)	486	16,106
CME Group, Inc. (Capital Markets)	375	78,975
CMS Energy Corp. (Multi-Utilities)	304	17,653
Cognizant Technology Solutions Corp.— Class A (IT Services)	523	39,502
Colgate-Palmolive Co. (Household Products)	859	68,471
Comcast Corp.—Class A (Media)	4,188	183,645
Comerica, Inc. (Banks)	138	7,702
Conagra Brands, Inc. (Food Products)	499	14,301
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,238	143,695
Consolidated Edison, Inc. (Multi-Utilities)	360	32,749
Constellation Brands, Inc.—Class A (Beverages)	169	40,856
Constellation Energy Corp. (Electric Utilities)	333	38,924
Copart, Inc.* (Commercial Services & Supplies)	911	44,639
Corning, Inc. (Electronic Equipment, Instruments & Components)	801	24,390
Corteva, Inc. (Chemicals)	735	35,221
CoStar Group, Inc.* (Real Estate Management & Development)	426	37,228
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	462	304,957
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	785	20,033
Crown Castle, Inc. (Specialized REITs)	453	52,181
CSX Corp. (Ground Transportation)	2,061	71,455
Cummins, Inc. (Machinery)	148	35,456
CVS Health Corp. (Health Care Providers & Services)	1,340	105,806
D.R. Horton, Inc. (Household Durables)	314	47,722
Danaher Corp. (Life Sciences Tools & Services)	686	158,699
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	125	20,538
DaVita, Inc.* (Health Care Providers & Services)	56	5,867
Deere & Co. (Machinery)	279	111,564
Delta Air Lines, Inc. (Passenger Airlines)	671	26,994
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	221	7,865
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	668	30,260
Dexcom, Inc.* (Health Care Equipment & Supplies)	403	50,008
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	187	29,000
Digital Realty Trust, Inc. (Specialized REITs)	316	42,527
Discover Financial Services (Consumer Finance)	261	29,336
Dollar General Corp. (Consumer Staples Distribution & Retail)	229	31,133
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	218	30,967
Dominion Energy, Inc. (Multi-Utilities)	873	41,031
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	36	14,840
Dover Corp. (Machinery)	146	22,456
Dow, Inc. (Chemicals)	732	40,143
DTE Energy Co. (Multi-Utilities)	215	23,706
Duke Energy Corp. (Electric Utilities)	804	78,020
DuPont de Nemours, Inc. (Chemicals)	448	34,465
Eastman Chemical Co. (Chemicals)	124	11,138
Eaton Corp. PLC (Electrical Equipment)	416	100,182
eBay, Inc. (Broadline Retail)	541	23,598
Ecolab, Inc. (Chemicals)	265	52,563
Edison International (Electric Utilities)	400	28,596
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	633	48,266
Electronic Arts, Inc. (Entertainment)	255	34,887
Elevance Health, Inc. (Health Care Providers & Services)	245	115,532
Eli Lilly & Co. (Pharmaceuticals)	832	484,990
Emerson Electric Co. (Electrical Equipment)	595	57,911
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	142	18,764
Entergy Corp. (Electric Utilities)	221	22,363
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	608	73,538
EPAM Systems, Inc.* (IT Services)	60	17,840
EQT Corp. (Oil, Gas & Consumable Fuels)	429	16,585
Equifax, Inc. (Professional Services)	129	31,900
Equinix, Inc. (Specialized REITs)	98	78,928
Equity Residential (Residential REITs)	360	22,018
Essex Property Trust, Inc. (Residential REITs)	67	16,612
Etsy, Inc.* (Broadline Retail)	125	10,131
Everest Group, Ltd. (Insurance)	45	15,911
Evergy, Inc. (Electric Utilities)	240	12,528
Eversource Energy (Electric Utilities)	364	22,466
Exelon Corp. (Electric Utilities)	1,038	37,264
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	139	21,099

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 73

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	152	$19,334
Extra Space Storage, Inc. (Specialized REITs)	220	35,273
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,177	417,615
F5, Inc.* (Communications Equipment)	62	11,097
FactSet Research Systems, Inc. (Capital Markets)	40	19,082
Fair Isaac Corp.* (Software)	26	30,264
Fastenal Co. (Trading Companies & Distributors)	596	38,603
Federal Realty Investment Trust (Retail REITs)	77	7,935
FedEx Corp. (Air Freight & Logistics)	241	60,966
Fidelity National Information Services, Inc. (Financial Services)	618	37,123
Fifth Third Bancorp (Banks)	710	24,488
First Horizon Corp. (Banks)	1	8
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	111	19,123
FirstEnergy Corp. (Electric Utilities)	539	19,760
Fiserv, Inc.* (Financial Services)	626	83,158
FleetCor Technologies, Inc.* (Financial Services)	75	21,196
FMC Corp. (Chemicals)	130	8,197
Ford Motor Co. (Automobiles)	4,101	49,991
Fortinet, Inc.* (Software)	665	38,922
Fortive Corp. (Machinery)	367	27,022
Fox Corp.—Class A (Media)	258	7,655
Fox Corp.—Class B (Media)	138	3,816
Franklin Resources, Inc. (Capital Markets)	294	8,758
Freeport-McMoRan, Inc. (Metals & Mining)	1,496	63,685
Garmin, Ltd. (Household Durables)	160	20,566
Gartner, Inc.* (IT Services)	81	36,540
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	408	31,547
Gen Digital, Inc. (Software)	588	13,418
Generac Holdings, Inc.* (Electrical Equipment)	64	8,271
General Dynamics Corp. (Aerospace & Defense)	236	61,282
General Electric Co. (Industrial Conglomerates)	1,135	144,861
General Mills, Inc. (Food Products)	606	39,475
General Motors Co. (Automobiles)	1,428	51,294
Genuine Parts Co. (Distributors)	146	20,222
Gilead Sciences, Inc. (Biotechnology)	1,299	105,232
Global Payments, Inc. (Financial Services)	272	34,544
Globe Life, Inc. (Insurance)	89	10,833
Halliburton Co. (Energy Equipment & Services)	933	33,728
Hasbro, Inc. (Leisure Products)	136	6,944
HCA Healthcare, Inc. (Health Care Providers & Services)	207	56,031
Healthpeak Properties, Inc. (Health Care REITs)	571	11,306
Henry Schein, Inc.* (Health Care Providers & Services)	136	10,297
Hess Corp. (Oil, Gas & Consumable Fuels)	288	41,518
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,338	22,719
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	267	48,618
Hologic, Inc.* (Health Care Equipment & Supplies)	255	18,220
Honeywell International, Inc. (Industrial Conglomerates)	688	144,280
Hormel Foods Corp. (Food Products)	302	9,697
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	736	14,330
Howmet Aerospace, Inc. (Aerospace & Defense)	408	22,081
HP, Inc. (Technology Hardware, Storage & Peripherals)	907	27,292
Hubbell, Inc. (Electrical Equipment)	56	18,420
Humana, Inc. (Health Care Providers & Services)	128	58,600
Huntington Bancshares, Inc. (Banks)	1,510	19,207
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	41	10,645
IDEX Corp. (Machinery)	79	17,152
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	87	48,289
Illinois Tool Works, Inc. (Machinery)	286	74,915
Illumina, Inc.* (Life Sciences Tools & Services)	166	23,114
Incyte Corp.* (Biotechnology)	194	12,181
Ingersoll Rand, Inc. (Machinery)	422	32,637
Insulet Corp.* (Health Care Equipment & Supplies)	73	15,840
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,396	220,899
Intercontinental Exchange, Inc. (Capital Markets)	597	76,673
International Business Machines Corp. (IT Services)	952	155,700
International Flavors & Fragrances, Inc. (Chemicals)	266	21,538
International Paper Co. (Containers & Packaging)	361	13,050
Intuit, Inc. (Software)	292	182,509
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	367	123,811
Invesco, Ltd. (Capital Markets)	469	8,367
Invitation Homes, Inc. (Residential REITs)	600	20,466
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	191	44,194
Iron Mountain, Inc. (Specialized REITs)	305	21,344
J.B. Hunt Transport Services, Inc. (Ground Transportation)	85	16,978
Jabil, Inc. (Electronic Equipment, Instruments & Components)	133	16,944
Jack Henry & Associates, Inc. (Financial Services)	76	12,419
Jacobs Solutions, Inc. (Professional Services)	131	17,004
Johnson & Johnson (Pharmaceuticals)	2,511	393,574
Johnson Controls International PLC (Building Products)	710	40,924
JPMorgan Chase & Co. (Banks)	3,015	512,851
Juniper Networks, Inc. (Communications Equipment)	333	9,817
Kellanova (Food Products)	275	15,375
Kenvue, Inc. (Personal Care Products)	1,798	38,710
Keurig Dr Pepper, Inc. (Beverages)	1,050	34,986
KeyCorp (Banks)	977	14,069
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	185	29,432

See accompanying notes to financial statements.

74 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Kimberly-Clark Corp. (Household Products)	352	$42,772
Kimco Realty Corp. (Retail REITs)	686	14,619
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,017	35,580
KLA Corp. (Semiconductors & Semiconductor Equipment)	142	82,545
L3Harris Technologies, Inc. (Aerospace & Defense)	198	41,703
Laboratory Corp. of America Holdings (Health Care Providers & Services)	89	20,229
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	137	107,307
Lamb Weston Holding, Inc. (Food Products)	151	16,322
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	385	18,946
Leidos Holdings, Inc. (Professional Services)	143	15,478
Lennar Corp.—Class A (Household Durables)	261	38,899
Linde PLC (Chemicals)	506	207,818
Live Nation Entertainment, Inc.* (Entertainment)	148	13,853
LKQ Corp. (Distributors)	279	13,333
Lockheed Martin Corp. (Aerospace & Defense)	230	104,245
Loews Corp. (Insurance)	191	13,292
Lowe’s Cos., Inc. (Specialty Retail)	602	133,975
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	120	61,355
LyondellBasell Industries N.V.—Class A (Chemicals)	267	25,386
M&T Bank Corp. (Banks)	173	23,715
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	610	14,738
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	396	58,751
MarketAxess Holdings, Inc. (Capital Markets)	40	11,714
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	258	58,146
Marsh & McLennan Cos., Inc. (Insurance)	514	97,387
Martin Marietta Materials, Inc. (Construction Materials)	64	31,931
Masco Corp. (Building Products)	234	15,673
Mastercard, Inc.—Class A (Financial Services)	864	368,505
Match Group, Inc.* (Interactive Media & Services)	284	10,366
McCormick & Co., Inc. (Food Products)	262	17,926
McDonald’s Corp. (Hotels, Restaurants & Leisure)	757	224,457
McKesson Corp. (Health Care Providers & Services)	139	64,354
Medtronic PLC (Health Care Equipment & Supplies)	1,388	114,343
Merck & Co., Inc. (Pharmaceuticals)	2,643	288,140
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,315	819,417
MetLife, Inc. (Insurance)	648	42,852
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	23	27,898
MGM Resorts International* (Hotels, Restaurants & Leisure)	285	12,734
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	564	50,862
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,145	97,714
Microsoft Corp. (Software)	7,753	2,915,439
Mid-America Apartment Communities, Inc. (Residential REITs)	122	16,404
Moderna, Inc.* (Biotechnology)	346	34,410
Mohawk Industries, Inc.* (Household Durables)	55	5,693
Molina Healthcare, Inc.* (Health Care Providers & Services)	61	22,040
Molson Coors Beverage Co.—Class B (Beverages)	193	11,814
Mondelez International, Inc.—Class A (Food Products)	1,419	102,779
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	50	31,539
Monster Beverage Corp.* (Beverages)	770	44,360
Moody’s Corp. (Capital Markets)	164	64,052
Morgan Stanley (Capital Markets)	1,318	122,904
Motorola Solutions, Inc. (Communications Equipment)	173	54,165
MSCI, Inc. (Capital Markets)	82	46,383
Nasdaq, Inc. (Capital Markets)	355	20,640
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	218	19,219
Netflix, Inc.* (Entertainment)	457	222,503
Newmont Corp. (Metals & Mining)	1,202	49,751
News Corp.—Class A (Media)	397	9,746
News Corp.—Class B (Media)	120	3,086
NextEra Energy, Inc. (Electric Utilities)	2,140	129,983
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,276	138,535
NiSource, Inc. (Multi-Utilities)	431	11,443
Nordson Corp. (Machinery)	56	14,793
Norfolk Southern Corp. (Ground Transportation)	236	55,786
Northern Trust Corp. (Capital Markets)	216	18,226
Northrop Grumman Corp. (Aerospace & Defense)	148	69,285
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	444	8,898
NRG Energy, Inc. (Electric Utilities)	235	12,150
Nucor Corp. (Metals & Mining)	256	44,554
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,576	1,275,686
NVR, Inc.* (Household Durables)	3	21,001
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	269	61,784
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	689	41,140
Old Dominion Freight Line, Inc. (Ground Transportation)	93	37,696
Omnicom Group, Inc. (Media)	206	17,821
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	449	37,505
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	608	42,694
Oracle Corp. (Software)	1,657	174,698
O’Reilly Automotive, Inc.* (Specialty Retail)	62	58,905
Otis Worldwide Corp. (Machinery)	427	38,204
PACCAR, Inc. (Machinery)	546	53,317

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 75

Common Stocks, continued

	Shares	Value
Packaging Corp. of America (Containers & Packaging)	93	$15,151
Palo Alto Networks, Inc.* (Software)	324	95,541
Paramount Global(a) —Class B (Media)	503	7,439
Parker-Hannifin Corp. (Machinery)	134	61,734
Paychex, Inc. (Professional Services)	335	39,902
Paycom Software, Inc. (Professional Services)	51	10,543
PayPal Holdings, Inc.* (Financial Services)	1,125	69,086
Pentair PLC (Machinery)	172	12,506
PepsiCo, Inc. (Beverages)	1,434	243,550
Pfizer, Inc. (Pharmaceuticals)	5,889	169,544
PG&E Corp. (Electric Utilities)	2,225	40,117
Philip Morris International, Inc. (Tobacco)	1,619	152,316
Phillips 66 (Oil, Gas & Consumable Fuels)	459	61,111
Pinnacle West Capital Corp. (Electric Utilities)	118	8,477
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	243	54,646
Pool Corp. (Distributors)	40	15,948
PPG Industries, Inc. (Chemicals)	246	36,789
PPL Corp. (Electric Utilities)	769	20,840
Principal Financial Group, Inc. (Insurance)	229	18,015
Prologis, Inc. (Industrial REITs)	964	128,501
Prudential Financial, Inc. (Insurance)	377	39,099
PTC, Inc.* (Software)	124	21,695
Public Service Enterprise Group, Inc. (Multi-Utilities)	519	31,737
Public Storage (Specialized REITs)	165	50,325
PulteGroup, Inc. (Household Durables)	225	23,225
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	102	11,486
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,161	167,915
Quanta Services, Inc. (Construction & Engineering)	152	32,802
Quest Diagnostics, Inc. (Health Care Providers & Services)	117	16,132
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	41	5,912
Raymond James Financial, Inc. (Capital Markets)	196	21,854
Realty Income Corp. (Retail REITs)	755	43,352
Regency Centers Corp. (Retail REITs)	171	11,457
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	112	98,368
Regions Financial Corp. (Banks)	970	18,799
Republic Services, Inc. (Commercial Services & Supplies)	213	35,126
ResMed, Inc. (Health Care Equipment & Supplies)	153	26,319
Revvity, Inc. (Life Sciences Tools & Services)	129	14,101
Robert Half, Inc. (Professional Services)	110	9,671
Rockwell Automation, Inc. (Electrical Equipment)	120	37,258
Rollins, Inc. (Commercial Services & Supplies)	293	12,795
Roper Technologies, Inc. (Software)	111	60,514
Ross Stores, Inc. (Specialty Retail)	353	48,852
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	246	31,855
RTX Corp. (Aerospace & Defense)	1,500	126,210
S&P Global, Inc. (Capital Markets)	338	148,895
Salesforce, Inc.* (Software)	1,015	267,087
SBA Communications Corp. (Specialized REITs)	113	28,667
Schlumberger N.V. (Energy Equipment & Services)	1,490	77,540
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	203	17,330
Sempra (Multi-Utilities)	656	49,023
ServiceNow, Inc.* (Software)	214	151,189
Simon Property Group, Inc. (Retail REITs)	340	48,497
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	166	18,662
Snap-on, Inc. (Machinery)	55	15,886
Southwest Airlines Co. (Passenger Airlines)	622	17,963
Stanley Black & Decker, Inc. (Machinery)	160	15,696
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,192	114,444
State Street Corp. (Capital Markets)	322	24,942
Steel Dynamics, Inc. (Metals & Mining)	159	18,778
STERIS PLC (Health Care Equipment & Supplies)	103	22,645
Stryker Corp. (Health Care Equipment & Supplies)	353	105,709
Synchrony Financial (Consumer Finance)	432	16,498
Synopsys, Inc.* (Software)	159	81,871
Sysco Corp. (Consumer Staples Distribution & Retail)	526	38,466
T. Rowe Price Group, Inc. (Capital Markets)	233	25,092
Take-Two Interactive Software, Inc.* (Entertainment)	165	26,557
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	239	8,798
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	233	20,241
Target Corp. (Consumer Staples Distribution & Retail)	481	68,504
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	324	45,522
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	49	21,868
Teleflex, Inc. (Health Care Equipment & Supplies)	49	12,218
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	159	17,255
Tesla, Inc.* (Automobiles)	2,885	716,865
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	947	161,426
Textron, Inc. (Aerospace & Defense)	204	16,406
The AES Corp. (Independent Power and Renewable Electricity Producers)	698	13,437
The Allstate Corp. (Insurance)	273	38,215
The Bank of New York Mellon Corp. (Capital Markets)	802	41,744
The Boeing Co.* (Aerospace & Defense)	593	154,571
The Charles Schwab Corp. (Capital Markets)	1,552	106,778
The Cigna Group (Health Care Providers & Services)	305	91,332
The Clorox Co. (Household Products)	129	18,394
The Coca-Cola Co. (Beverages)	4,058	239,138
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	52	19,679

See accompanying notes to financial statements.

76 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
The Estee Lauder Cos., Inc. (Personal Care Products)	242	$35,393
The Goldman Sachs Group, Inc. (Capital Markets)	340	131,161
The Hartford Financial Services Group, Inc. (Insurance)	314	25,239
The Hershey Co. (Food Products)	156	29,085
The Home Depot, Inc. (Specialty Retail)	1,043	361,452
The Interpublic Group of Cos., Inc. (Media)	399	13,023
The JM Smucker Co. (Food Products)	111	14,028
The Kraft Heinz Co. (Food Products)	832	30,767
The Kroger Co. (Consumer Staples Distribution & Retail)	690	31,540
The Mosaic Co. (Chemicals)	341	12,184
The PNC Financial Services Group, Inc. (Banks)	415	64,263
The Procter & Gamble Co. (Household Products)	2,458	360,195
The Progressive Corp. (Insurance)	610	97,160
The Sherwin-Williams Co. (Chemicals)	246	76,726
The Southern Co. (Electric Utilities)	1,138	79,796
The TJX Cos., Inc. (Specialty Retail)	1,193	111,915
The Travelers Cos., Inc. (Insurance)	238	45,337
The Walt Disney Co. (Entertainment)	1,908	172,273
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,269	44,199
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	403	213,908
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	531	85,135
Tractor Supply Co. (Specialty Retail)	113	24,298
Trane Technologies PLC (Building Products)	238	58,049
TransDigm Group, Inc. (Aerospace & Defense)	58	58,673
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	259	13,779
Truist Financial Corp. (Banks)	1,391	51,356
Tyler Technologies, Inc.* (Software)	44	18,397
Tyson Foods, Inc.—Class A (Food Products)	297	15,964
U.S. Bancorp (Banks)	1,624	70,287
Uber Technologies, Inc.* (Ground Transportation)	2,146	132,129
UDR, Inc. (Residential REITs)	316	12,100
Ulta Beauty, Inc.* (Specialty Retail)	51	24,989
Union Pacific Corp. (Ground Transportation)	636	156,214
United Airlines Holdings, Inc.* (Passenger Airlines)	342	14,111
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	754	118,551
United Rentals, Inc. (Trading Companies & Distributors)	71	40,712
UnitedHealth Group, Inc. (Health Care Providers & Services)	965	508,043
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	64	9,756
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	355	46,150
Ventas, Inc. (Health Care REITs)	420	20,933
Veralto Corp. (Commercial Services & Supplies)	229	18,838
VeriSign, Inc.* (IT Services)	93	19,154
Verisk Analytics, Inc. (Professional Services)	151	36,068
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,385	165,315
Vertex Pharmaceuticals, Inc.* (Biotechnology)	269	109,453
VF Corp. (Textiles, Apparel & Luxury Goods)	345	6,486
Viatris, Inc. (Pharmaceuticals)	1,251	13,548
VICI Properties, Inc. (Specialized REITs)	1,079	34,399
Visa, Inc.—Class A (Financial Services)	1,663	432,962
Vulcan Materials Co. (Construction Materials)	139	31,554
W.R. Berkley Corp. (Insurance)	212	14,993
W.W. Grainger, Inc. (Trading Companies & Distributors)	46	38,120
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	748	19,530
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,488	234,583
Warner Bros. Discovery, Inc.* (Entertainment)	2,315	26,345
Waste Management, Inc. (Commercial Services & Supplies)	382	68,416
Waters Corp.* (Life Sciences Tools & Services)	62	20,412
WEC Energy Group, Inc. (Multi-Utilities)	329	27,692
Wells Fargo & Co. (Banks)	3,788	186,445
Welltower, Inc. (Health Care REITs)	577	52,028
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	77	27,113
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	338	17,701
Westinghouse Air Brake Technologies Corp. (Machinery)	187	23,730
Westrock Co. (Containers & Packaging)	267	11,086
Weyerhaeuser Co. (Specialized REITs)	761	26,460
Whirlpool Corp. (Household Durables)	57	6,941
Willis Towers Watson PLC (Insurance)	108	26,050
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	100	9,111
Xcel Energy, Inc. (Electric Utilities)	576	35,660
Xylem, Inc. (Machinery)	251	28,704
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	292	38,153
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	54	14,760
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	218	26,531
Zions Bancorp NA (Banks)	155	6,800
Zoetis, Inc. (Pharmaceuticals)	479	94,540
TOTAL COMMON STOCKS (Cost $12,399,684)		41,759,384

Repurchase Agreements(b)(c) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $12,590,238	$12,583,000	$12,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,583,000)		12,583,000

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 77

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	4,650	$4,650
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,650)		4,650
TOTAL INVESTMENT SECURITIES (Cost $24,987,334)—99.9%		54,347,034
Net other assets (liabilities)—0.1%		30,244
NET ASSETS—100.0%		$54,377,278

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $4,437.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $1,367,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	3/18/24	$2,892,000	$116,796

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/29/24	5.93%	$3,095,619	$(8,423)
S&P 500	UBS AG	1/29/24	5.83%	6,634,834	(17,427)
				$9,730,453	$(25,850)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

78 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2023

ProFund VP Bull invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$683,959	1.3%
Air Freight & Logistics	209,391	0.4%
Automobile Components	35,251	0.1%
Automobiles	818,150	1.5%
Banks	1,360,554	2.5%
Beverages	625,610	1.2%
Biotechnology	844,734	1.6%
Broadline Retail	1,474,880	2.6%
Building Products	208,658	0.4%
Capital Markets	1,251,679	2.3%
Chemicals	675,296	1.2%
Commercial Services & Supplies	234,053	0.4%
Communications Equipment	350,464	0.6%
Construction & Engineering	32,802	0.1%
Construction Materials	63,485	0.1%
Consumer Finance	210,293	0.4%
Consumer Staples Distribution & Retail	759,680	1.4%
Containers & Packaging	89,720	0.2%
Distributors	49,503	0.1%
Diversified Telecommunication Services	290,443	0.5%
Electric Utilities	645,099	1.3%
Electrical Equipment	261,780	0.5%
Electronic Equipment, Instruments & Components	260,377	0.5%
Energy Equipment & Services	147,157	0.3%
Entertainment	496,418	0.9%
Financial Services	1,735,933	3.2%
Food Products	370,079	0.7%
Gas Utilities	17,965	NM
Ground Transportation	470,258	0.9%
Health Care Equipment & Supplies	1,073,510	2.0%
Health Care Providers & Services	1,186,996	2.2%
Health Care REITs	84,267	0.2%
Hotel & Resort REITs	14,330	NM
Hotels, Restaurants & Leisure	907,565	1.7%
Household Durables	164,047	0.3%
Household Products	514,134	0.9%
Independent Power and Renewable Electricity Producers	13,437	NM
Industrial Conglomerates	352,109	0.6%
Industrial REITs	128,501	0.2%
Insurance	860,079	1.6%
Interactive Media & Services	2,424,082	4.5%
IT Services	517,163	1.0%
Leisure Products	6,944	NM
Life Sciences Tools & Services	604,444	1.1%
Machinery	743,069	1.4%
Media	287,042	0.5%
Metals & Mining	176,768	0.3%
Multi-Utilities	273,654	0.5%
Office REITs	31,259	0.1%
Oil, Gas & Consumable Fuels	1,476,088	2.7%
Passenger Airlines	68,439	0.1%
Personal Care Products	74,103	0.1%
Pharmaceuticals	1,561,663	2.8%
Professional Services	296,758	0.5%
Real Estate Management & Development	66,831	0.1%
Residential REITs	126,329	0.2%
Retail REITs	125,860	0.2%
Semiconductors & Semiconductor Equipment	3,384,839	6.2%
Software	4,499,600	8.3%
Specialized REITs	475,021	0.9%
Specialty Retail	849,631	1.6%
Technology Hardware, Storage & Peripherals	3,039,958	5.6%
Textiles, Apparel & Luxury Goods	221,086	0.4%
Tobacco	226,743	0.4%
Trading Companies & Distributors	117,435	0.2%
Water Utilities	26,794	NM
Wireless Telecommunication Services	85,135	0.2%
Other**	12,617,894	23.2%
Total	$54,377,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Communication Services† :: 79

Common Stocks (97.2%)

	Shares	Value
Alphabet, Inc.*—Class A (Interactive Media & Services)	7,314	$1,021,693
Alphabet, Inc.*—Class C (Interactive Media & Services)	6,157	867,706
AT&T, Inc. (Diversified Telecommunication Services)	21,143	354,780
Charter Communications, Inc.*—Class A (Media)	973	378,186
Comcast Corp.—Class A (Media)	8,495	372,506
Electronic Arts, Inc. (Entertainment)	2,608	356,800
Fox Corp.—Class A (Media)	2,736	81,177
Fox Corp.—Class B (Media)	1,459	40,341
Live Nation Entertainment, Inc.* (Entertainment)	1,572	147,139
Match Group, Inc.* (Interactive Media & Services)	3,009	109,829
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	5,498	1,946,071
Netflix, Inc.* (Entertainment)	789	384,149
News Corp.—Class A (Media)	4,213	103,429
News Corp.—Class B (Media)	1,270	32,664
Omnicom Group, Inc. (Media)	2,192	189,630
Paramount Global—Class B (Media)	5,340	78,979
Take-Two Interactive Software, Inc.* (Entertainment)	1,752	281,984
The Interpublic Group of Cos., Inc. (Media)	4,239	138,361
The Walt Disney Co. (Entertainment)	3,854	347,978
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,288	366,835
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,352	352,570
Warner Bros. Discovery, Inc.* (Entertainment)	24,573	279,641
TOTAL COMMON STOCKS (Cost $6,299,671)		8,232,448

Repurchase Agreements(a) (3.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $259,149	$259,000	$259,000
TOTAL REPURCHASE AGREEMENTS (Cost $259,000)		259,000
TOTAL INVESTMENT SECURITIES (Cost $6,558,671)—100.3%		8,491,448
Net other assets (liabilities)—(0.3)%		(23,344)
NET ASSETS—100.0%		$8,468,104

†	As described in Note 1, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$243,695	$(821)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Communication Services invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$707,350	8.4%
Entertainment	1,797,691	21.2%
Interactive Media & Services	3,945,299	46.6%
Media	1,415,273	16.7%
Wireless Telecommunication Services	366,835	4.3%
Other**	235,656	2.8%
Total	$8,468,104	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

80 :: ProFund VP Consumer Discretionary† :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (98.9%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,994	$407,603
Amazon.com, Inc.* (Broadline Retail)	35,505	5,394,629
Aptiv PLC* (Automobile Components)	1,948	174,775
AutoZone, Inc.* (Specialty Retail)	121	312,859
Bath & Body Works, Inc. (Specialty Retail)	1,566	67,589
Best Buy Co., Inc. (Specialty Retail)	1,334	104,426
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	240	851,333
BorgWarner, Inc. (Automobile Components)	1,619	58,041
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,486	69,664
CarMax, Inc.* (Specialty Retail)	1,093	83,877
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,939	128,649
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	189	432,235
D.R. Horton, Inc. (Household Durables)	2,076	315,510
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	829	136,205
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	240	98,935
eBay, Inc. (Broadline Retail)	3,575	155,942
Etsy, Inc.* (Broadline Retail)	825	66,866
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	918	139,343
Ford Motor Co. (Automobiles)	27,082	330,130
Garmin, Ltd. (Household Durables)	1,054	135,481
General Motors Co. (Automobiles)	9,432	338,797
Genuine Parts Co. (Distributors)	966	133,791
Hasbro, Inc. (Leisure Products)	898	45,852
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,766	321,571
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,543	125,141
Lennar Corp.—Class A (Household Durables)	1,723	256,796
LKQ Corp. (Distributors)	1,843	88,077
Lowe’s Cos., Inc. (Specialty Retail)	3,975	884,636
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	793	405,453
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,700	383,337
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,602	1,068,029
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,882	84,088
Mohawk Industries, Inc.* (Household Durables)	364	37,674
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	8,430	915,244
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,930	58,717
NVR, Inc.* (Household Durables)	22	154,010
O’Reilly Automotive, Inc.* (Specialty Retail)	407	386,683
Pool Corp. (Distributors)	266	106,057
PulteGroup, Inc. (Household Durables)	1,485	153,282
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	274	39,511
Ross Stores, Inc. (Specialty Retail)	2,332	322,725
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,624	210,292
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,870	755,599
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,579	58,123
Tesla, Inc.* (Automobiles)	16,935	4,208,009
The Home Depot, Inc. (Specialty Retail)	3,067	1,062,868
The TJX Cos., Inc. (Specialty Retail)	7,880	739,223
Tractor Supply Co. (Specialty Retail)	745	160,197
Ulta Beauty, Inc.* (Specialty Retail)	339	166,107
VF Corp. (Textiles, Apparel & Luxury Goods)	2,277	42,808
Whirlpool Corp. (Household Durables)	378	46,029
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	661	60,224
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,931	252,304
TOTAL COMMON STOCKS (Cost $14,944,258)		23,535,346

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $208,120	$208,000	$208,000
TOTAL REPURCHASE AGREEMENTS (Cost $208,000)		208,000
TOTAL INVESTMENT SECURITIES (Cost $15,152,258)—99.8%		23,743,346
Net other assets (liabilities)—0.2%		42,282
NET ASSETS—100.0%		$23,785,628

†	As described in Note 1, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Consumer Discretionary† :: 81

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$269,231	$(2,078)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Automobile Components	$232,816	1.0%
Automobiles	4,876,936	20.5%
Broadline Retail	5,617,437	23.6%
Distributors	327,925	1.4%
Hotels, Restaurants & Leisure	5,583,269	23.5%
Household Durables	1,098,782	4.6%
Leisure Products	45,852	0.2%
Specialty Retail	4,291,190	18.0%
Textiles, Apparel & Luxury Goods	1,461,139	6.1%
Other**	250,282	1.1%
Total	$23,785,628	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

82 :: ProFund VP Consumer Staples† :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (97.4%)

	Shares	Value
Altria Group, Inc. (Tobacco)	8,659	$349,304
Archer-Daniels-Midland Co. (Food Products)	2,611	188,566
Brown-Forman Corp.—Class B (Beverages)	896	51,162
Bunge Global SA (Food Products)	711	71,775
Campbell Soup Co. (Food Products)	962	41,587
Church & Dwight Co., Inc. (Household Products)	1,206	114,039
Colgate-Palmolive Co. (Household Products)	4,031	321,311
Conagra Brands, Inc. (Food Products)	2,340	67,064
Constellation Brands, Inc.—Class A (Beverages)	791	191,224
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,884	1,243,592
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,074	146,010
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,023	145,317
General Mills, Inc. (Food Products)	2,844	185,258
Hormel Foods Corp. (Food Products)	1,418	45,532
Kellanova (Food Products)	1,291	72,180
Kenvue, Inc. (Personal Care Products)	8,440	181,713
Keurig Dr Pepper, Inc. (Beverages)	4,929	164,234
Kimberly-Clark Corp. (Household Products)	1,655	201,099
Lamb Weston Holding, Inc. (Food Products)	709	76,636
McCormick & Co., Inc. (Food Products)	1,230	84,157
Molson Coors Beverage Co.—Class B (Beverages)	907	55,517
Mondelez International, Inc.—Class A (Food Products)	6,440	466,450
Monster Beverage Corp.* (Beverages)	3,616	208,318
PepsiCo, Inc. (Beverages)	5,851	993,734
Philip Morris International, Inc. (Tobacco)	5,015	471,811
Sysco Corp. (Consumer Staples Distribution & Retail)	2,469	180,558
Target Corp. (Consumer Staples Distribution & Retail)	2,260	321,869
The Clorox Co. (Household Products)	607	86,552
The Coca-Cola Co. (Beverages)	16,558	975,763
The Estee Lauder Cos., Inc. (Personal Care Products)	1,138	166,433
The Hershey Co. (Food Products)	734	136,847
The JM Smucker Co. (Food Products)	519	65,591
The Kraft Heinz Co. (Food Products)	3,903	144,333
The Kroger Co. (Consumer Staples Distribution & Retail)	3,240	148,100
The Procter & Gamble Co. (Household Products)	10,031	1,469,943
Tyson Foods, Inc.—Class A (Food Products)	1,397	75,089
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	3,512	91,698
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,035	478,468
TOTAL COMMON STOCKS (Cost $5,789,503)		10,478,834

Repurchase Agreements(a) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $221,127	$221,000	$221,000
TOTAL REPURCHASE AGREEMENTS (Cost $221,000)		221,000
TOTAL INVESTMENT SECURITIES (Cost $6,010,503)—99.5%		10,699,834
Net other assets (liabilities)—0.5%		48,949
NET ASSETS—100.0%		$10,748,783

†	As described in Note 1, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$238,548	$1,469

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Consumer Staples† :: 83

ProFund VP Consumer Staples invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Beverages	$2,639,952	24.6%
Consumer Staples Distribution & Retail	2,755,612	25.6%
Food Products	1,721,065	16.0%
Household Products	2,192,944	20.4%
Personal Care Products	348,146	3.2%
Tobacco	821,115	7.6%
Other**	269,949	2.6%
Total	$10,748,783	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

84 :: ProFund VP Dow 30 :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (100.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $327,188	$327,000	$327,000
TOTAL REPURCHASE AGREEMENTS (Cost $327,000)		327,000
TOTAL INVESTMENT SECURITIES (Cost $327,000)—100.1%		327,000
Net other assets (liabilities)—(0.1)%		(264)
NET ASSETS—100.0%		$326,736

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $16,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/29/24	5.93%	$264,966	$145
Dow Jones Industrial Average	UBS AG	1/29/24	5.48%	61,717	35
				$326,683	$180

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Emerging Markets :: 85

Common Stocks (88.6%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	23,804	$1,845,047
Ambev S.A.ADR (Beverages)	57,636	161,381
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	13,519	250,372
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	22,321	210,041
Baidu, Inc.*ADR (Interactive Media & Services)	3,706	441,348
Banco Bradesco S.A.ADR (Banks)	69,406	242,921
Banco de ChileADR (Banks)	2,838	65,501
Beigene, Ltd.*ADR (Biotechnology)	799	144,108
Cemex S.A.B. de C.V.*ADR (Construction Materials)	19,779	153,287
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	13,507	116,430
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,967	194,061
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	4,465	68,002
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	686	64,923
Cosan S.A.ADR (Oil, Gas & Consumable Fuels)	3,795	59,430
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,591	110,702
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,400	312,840
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	8,731	61,204
Gerdau S.A.ADR (Metals & Mining)	15,112	73,293
Gold Fields, Ltd.ADR (Metals & Mining)	11,675	168,821
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	512	89,713
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	1,833	61,296
HDFC Bank, Ltd.ADR (Banks)	23,999	1,610,573
ICICI Bank, Ltd.ADR (Banks)	33,487	798,330
Infosys, Ltd.ADR (IT Services)	45,432	835,040
Itau Unibanco Holding S.A.ADR (Banks)	63,317	440,053
JD.com, Inc.ADR (Broadline Retail)	16,059	463,944
KB Financial Group, Inc.ADR (Banks)	4,903	202,837
KE Holdings, Inc.ADR (Real Estate Management & Development)	8,796	142,583
NetEase, Inc.ADR (Entertainment)	4,549	423,785
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,954	143,189
NIO, Inc.*(a)ADR (Automobiles)	18,264	165,654
PDD Holdings, Inc.*ADR (Broadline Retail)	8,857	1,295,868
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	24,311	388,246
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	3,890	369,978
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,213	160,047
Sasol, Ltd.ADR (Chemicals)	7,542	74,967
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,399	196,961
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	1,866	112,371
Suzano S.A.ADR (Paper & Forest Products)	9,689	110,067
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	36,502	3,796,207
TAL Education Group*ADR (Diversified Consumer Services)	6,031	76,172
Tencent Music Entertainment Group*ADR (Entertainment)	8,428	75,936
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,261	261,468
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	30,386	257,066
Vale S.A.ADR (Metals & Mining)	47,446	752,494
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	3,677	65,304
Wipro, Ltd.ADR (IT Services)	18,423	102,616
Woori Financial Group, Inc.ADR (Banks)	2,915	88,091
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,570	118,530
TOTAL COMMON STOCKS (Cost $9,767,707)		18,423,098

Preferred Stock (2.2%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	30,011	458,568
TOTAL PREFERRED STOCK (Cost $77,896)		458,568

Repurchase Agreements(b)(c) (7.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $1,577,907	$1,577,000	$1,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,577,000)		1,577,000

Collateral for Securities Loaned(d) (4.4%)

	Shares	Value
Invesco Government & Agency Portfolio–Institutional Shares, 5.28%(e)	915,426	$915,426
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $915,426)		915,426
TOTAL INVESTMENT SECURITIES (Cost $12,338,029)—102.8%		21,374,092
Net other assets (liabilities)—(2.8)%		(580,965)
NET ASSETS—100.0%		$20,793,127

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $880,068.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $158,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

86 :: ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: December 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	1/29/24	5.93%	$914,081	$2,209
S&P Emerging 50 ADR Index (USD)	UBS AG	1/29/24	5.83%	895,928	2,188
				$1,810,009	$4,397

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$118,530	0.6%
Automobiles	165,654	0.8%
Banks	3,645,268	17.5%
Beverages	539,144	2.7%
Biotechnology	144,108	0.7%
Broadline Retail	3,670,163	17.5%
Chemicals	74,967	0.4%
Construction Materials	153,287	0.7%
Diversified Consumer Services	219,361	1.1%
Diversified Telecommunication Services	354,108	1.7%
Electric Utilities	116,430	0.6%
Electrical Equipment	112,371	0.6%
Entertainment	499,721	2.4%
Ground Transportation	61,204	0.3%
Hotels, Restaurants & Leisure	322,764	1.6%
Interactive Media & Services	441,348	2.1%
IT Services	937,656	4.5%
Metals & Mining	1,364,586	6.5%
Oil, Gas & Consumable Fuels	906,244	4.4%
Paper & Forest Products	110,067	0.5%
Pharmaceuticals	110,702	0.5%
Real Estate Management & Development	142,583	0.7%
Semiconductors & Semiconductor Equipment	4,263,314	20.5%
Transportation Infrastructure	89,713	0.4%
Water Utilities	68,002	0.3%
Wireless Telecommunication Services	250,372	1.2%
Other**	1,911,460	9.2%
Total	$20,793,127	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2023:

	Value	% of Net Assets
Brazil	$2,870,885	13.8%
Chile	177,872	0.9%
China	4,489,568	21.6%
India	3,457,261	16.6%
Indonesia	160,047	0.8%
Ireland	1,295,868	6.2%
Mexico	871,135	4.2%
South Africa	243,788	1.2%
South Korea	857,868	4.1%
Taiwan	4,457,375	21.4%
Other**	1,911,460	9.2%
Total	$20,793,127	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Energy† :: 87

Common Stocks (97.9%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	9,019	$323,602
Baker Hughes Co. (Energy Equipment & Services)	29,586	1,011,249
Chevron Corp. (Oil, Gas & Consumable Fuels)	51,236	7,642,362
ConocoPhillips (Oil, Gas & Consumable Fuels)	34,651	4,021,942
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	22,116	564,400
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	18,837	853,316
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,262	816,031
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	17,018	2,058,327
EQT Corp. (Oil, Gas & Consumable Fuels)	12,094	467,554
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	97,792	9,777,243
Halliburton Co. (Energy Equipment & Services)	26,316	951,323
Hess Corp. (Oil, Gas & Consumable Fuels)	8,128	1,171,732
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	56,859	1,002,993
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17,208	415,745
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,163	1,656,143
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	19,413	1,159,150
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	17,126	1,202,588
Phillips 66 (Oil, Gas & Consumable Fuels)	12,944	1,723,364
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6,859	1,542,452
Schlumberger N.V. (Energy Equipment & Services)	39,016	2,030,394
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,556	569,520
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	35,767	1,245,765
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,009	1,301,170
TOTAL COMMON STOCKS (Cost $15,297,815)		43,508,365

Repurchase Agreements(a) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $975,561	$975,000	$975,000
TOTAL REPURCHASE AGREEMENTS (Cost $975,000)		975,000
TOTAL INVESTMENT SECURITIES (Cost $16,272,815)—100.1%		44,483,365
Net other assets (liabilities)—(0.1)%		(52,067)
NET ASSETS—100.0%		$44,431,298

†	As described in Note 1, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$974,523	$(33,445)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$3,992,966	9.0%
Oil, Gas & Consumable Fuels	39,515,399	88.9%
Other**	922,933	2.1%
Total	$44,431,298	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

88 :: ProFund VP Europe 30 :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	10,224	$660,675
ArcelorMittal SANYS (Metals & Mining)	13,328	378,382
Argenx SE*ADR (Biotechnology)	913	347,333
Ascendis Pharma A/S*ADR (Biotechnology)	2,739	344,977
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,095	828,827
AstraZeneca PLCADR (Pharmaceuticals)	6,755	454,949
Barclays PLCADR (Banks)	50,209	395,647
BioNTech SE*ADR (Biotechnology)	3,652	385,432
BP PLCADR (Oil, Gas & Consumable Fuels)	16,615	588,171
British American Tobacco PLCADR (Tobacco)	16,803	492,160
Diageo PLCADR (Beverages)	3,652	531,950
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	18,075	571,893
GSK PLCADR (Pharmaceuticals)	14,059	521,027
Haleon PLCADR (Personal Care Products)	50,574	416,224
HSBC Holdings PLCADR(a) (Banks)	18,075	732,761
ING Groep N.V.ADR (Banks)	30,673	460,708
National Grid PLCADR(a) (Multi-Utilities)	6,573	446,898
Nokia OyjADR (Communications Equipment)	108,817	372,154
Novo Nordisk A/SADR (Pharmaceuticals)	1,095	113,278
RELX PLCADR (Professional Services)	13,146	521,370
Rio Tinto PLCADR (Metals & Mining)	8,764	652,567
Ryanair Holdings PLC*ADR (Passenger Airlines)	2,921	389,545
Sanofi S.A.ADR (Pharmaceuticals)	13,146	653,751
SAP SEADR(a) (Software)	5,295	818,554
Shell PLCADR (Oil, Gas & Consumable Fuels)	13,511	889,025
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	8,764	439,339
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	58,973	371,530
Tenaris S.A.ADR (Energy Equipment & Services)	10,590	368,108
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	11,137	750,411
Vodafone Group PLCADR (Wireless Telecommunication Services)	43,636	379,633
TOTAL COMMON STOCKS (Cost $10,166,253)		15,277,279

Repurchase Agreements(b) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.23%, dated 12/29/2023, due 1/2/24, total to be received $184,106	$184,000	$184,000
TOTAL REPURCHASE AGREEMENTS (Cost $184,000)		184,000

Collateral for Securities Loaned(c) (20.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	3,111,397	$3,111,397
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,111,397)		3,111,397
TOTAL INVESTMENT SECURITIES (Cost $13,461,650)—121.4%		18,572,676
Net other assets (liabilities)—(21.4)%		(3,268,644)
NET ASSETS—100.0%		$15,304,032

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $3,045,768.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Banks	$1,589,116	10.4%
Beverages	1,192,625	7.8%
Biotechnology	1,077,742	7.1%
Communications Equipment	743,684	4.8%
Energy Equipment & Services	368,108	2.4%
Metals & Mining	1,030,949	6.8%
Multi-Utilities	446,898	2.9%
Oil, Gas & Consumable Fuels	2,799,500	18.3%
Passenger Airlines	389,545	2.5%
Personal Care Products	416,224	2.7%
Pharmaceuticals	1,743,005	11.4%
Professional Services	521,370	3.4%
Semiconductors & Semiconductor Equipment	1,268,166	8.3%
Software	818,554	5.4%
Tobacco	492,160	3.2%
Wireless Telecommunication Services	379,633	2.5%
Other**	26,753	0.1%
Total	$15,304,032	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2023:

	Value	% of Net Assets
Belgium	$660,675	4.3%
Denmark	458,255	3.0%
Finland	372,154	2.4%
France	1,843,501	12.1%
Germany	1,203,986	7.9%
Ireland	389,545	2.5%
Luxembourg	746,490	4.9%
Netherlands	1,636,868	10.7%
Norway	571,893	3.7%
Sweden	371,530	2.4%
United Kingdom	7,022,382	46.0%
Other**	26,753	0.1%
Total	$15,304,032	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar :: 89

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $1,128,649	$1,128,000	$1,128,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,128,000)		1,128,000
TOTAL INVESTMENT SECURITIES (Cost $1,128,000)—98.0%		1,128,000
Net other assets (liabilities)—2.0%		22,517
NET ASSETS—100.0%		$1,150,517

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of December 31, 2023, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	65,445	U.S. dollar	$82,651	1/19/24	$83,411	$760
Canadian dollar	98,687	U.S. dollar	73,375	1/19/24	74,508	1,133
Euro	292,454	U.S. dollar	318,654	1/19/24	323,073	4,419
Japanese yen	18,213,471	U.S. dollar	127,399	1/19/24	129,593	2,194
Swedish krona	396,608	U.S. dollar	38,369	1/19/24	39,370	1,001
Swiss franc	21,150	U.S. dollar	24,328	1/19/24	25,208	880
Total Long Contracts			$664,776		$675,163	$10,387

As of December 31, 2023, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$30,086	British pound	23,789	1/19/24	$30,319	$(233)
U.S. dollar	23,219	Canadian dollar	31,093	1/19/24	23,475	(256)
U.S. dollar	149,574	Euro	136,864	1/19/24	151,194	(1,620)
U.S. dollar	33,907	Japanese yen	4,821,980	1/19/24	34,310	(403)
U.S. dollar	11,000	Swedish krona	112,387	1/19/24	11,156	(156)
U.S. dollar	9,410	Swiss franc	8,136	1/19/24	9,698	(288)
Total Short Contracts	$257,196				$260,152	$(2,956)
Long:
British pound	66,318	U.S. dollar	$83,018	1/19/24	$84,523	$1,505
Canadian dollar	72,160	U.S. dollar	53,196	1/19/24	54,481	1,285
Euro	448,855	U.S. dollar	485,139	1/19/24	495,849	10,710
Japanese yen	8,775,299	U.S. dollar	60,740	1/19/24	62,438	1,698
Swedish krona	207,692	U.S. dollar	19,921	1/19/24	20,617	696
Swiss franc	22,679	U.S. dollar	25,970	1/19/24	27,031	1,061
Total Long Contracts			$727,984		$744,939	$16,955
Total unrealized appreciation						$27,342
Total unrealized (depreciation)						(2,956)
Total net unrealized appreciation/(depreciation)						$24,386

See accompanying notes to financial statements.

90 :: ProFund VP Financials :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (98.6%)

	Shares		Value
Aflac, Inc. (Insurance)	2,715		$223,988
American Express Co. (Consumer Finance)	2,939		550,593
American International Group, Inc. (Insurance)	3,584		242,816
Ameriprise Financial, Inc. (Capital Markets)	517		196,372
Aon PLC—Class A (Insurance)	1,023		297,713
Arch Capital Group, Ltd.* (Insurance)	1,905		141,484
Arthur J. Gallagher & Co. (Insurance)	1,102		247,818
Assurant, Inc. (Insurance)	268		45,155
Bank of America Corp. (Banks)	35,147		1,183,399
Berkshire Hathaway, Inc.*—Class B (Financial Services)	9,289		3,313,015
BlackRock, Inc. (Capital Markets)	714		579,625
Blackstone, Inc. (Capital Markets)	3,628		474,978
Brown & Brown, Inc. (Insurance)	1,205		85,688
Capital One Financial Corp. (Consumer Finance)	1,944		254,897
Cboe Global Markets, Inc. (Capital Markets)	539		96,244
Chubb, Ltd. (Insurance)	2,082		470,532
Cincinnati Financial Corp. (Insurance)	801		82,871
Citigroup, Inc. (Banks)	9,770		502,569
Citizens Financial Group, Inc. (Banks)	2,379		78,840
CME Group, Inc. (Capital Markets)	1,838		387,083
Comerica, Inc. (Banks)	673		37,560
Discover Financial Services (Consumer Finance)	1,276		143,422
Everest Group, Ltd. (Insurance)	221		78,141
FactSet Research Systems, Inc. (Capital Markets)	194		92,548
Fidelity National Information Services, Inc. (Financial Services)	3,025		181,712
Fifth Third Bancorp (Banks)	3,475		119,853
First Horizon Corp. (Banks)	—	(a)	5
Fiserv, Inc.* (Financial Services)	3,064		407,022
FleetCor Technologies, Inc.* (Financial Services)	368		104,000
Franklin Resources, Inc. (Capital Markets)	1,438		42,838
Global Payments, Inc. (Financial Services)	1,329		168,783
Globe Life, Inc. (Insurance)	437		53,192
Huntington Bancshares, Inc. (Banks)	7,390		94,001
Intercontinental Exchange, Inc. (Capital Markets)	2,922		375,272
Invesco, Ltd. (Capital Markets)	2,294		40,925
Jack Henry & Associates, Inc. (Financial Services)	372		60,789
JPMorgan Chase & Co. (Banks)	14,758		2,510,336
KeyCorp (Banks)	4,779		68,818
Loews Corp. (Insurance)	934		64,997
M&T Bank Corp. (Banks)	848		116,244
MarketAxess Holdings, Inc. (Capital Markets)	193		56,520
Marsh & McLennan Cos., Inc. (Insurance)	2,517		476,897
Mastercard, Inc.—Class A (Financial Services)	4,228		1,803,284
MetLife, Inc. (Insurance)	3,174		209,897
Moody's Corp. (Capital Markets)	803		313,620
Morgan Stanley (Capital Markets)	6,452		601,649
MSCI, Inc. (Capital Markets)	404		228,523
Nasdaq, Inc. (Capital Markets)	1,737		100,989
Northern Trust Corp. (Capital Markets)	1,057		89,190
PayPal Holdings, Inc.* (Financial Services)	5,504		338,001
Principal Financial Group, Inc. (Insurance)	1,120		88,110
Prudential Financial, Inc. (Insurance)	1,842		191,034
Raymond James Financial, Inc. (Capital Markets)	959		106,929
Regions Financial Corp. (Banks)	4,748		92,016
S&P Global, Inc. (Capital Markets)	1,654		728,620
State Street Corp. (Capital Markets)	1,576		122,077
Synchrony Financial (Consumer Finance)	2,113		80,695
T. Rowe Price Group, Inc. (Capital Markets)	1,141		122,874
The Allstate Corp. (Insurance)	1,336		187,013
The Bank of New York Mellon Corp. (Capital Markets)	3,926		204,348
The Charles Schwab Corp. (Capital Markets)	7,598		522,742
The Goldman Sachs Group, Inc. (Capital Markets)	1,665		642,307
The Hartford Financial Services Group, Inc. (Insurance)	1,535		123,383
The PNC Financial Services Group, Inc. (Banks)	2,034		314,965
The Progressive Corp. (Insurance)	2,988		475,929
The Travelers Cos., Inc. (Insurance)	1,166		222,111
Truist Financial Corp. (Banks)	6,808		251,351
U.S. Bancorp (Banks)	7,948		343,989
Visa, Inc.—Class A (Financial Services)	8,138		2,118,728
W.R. Berkley Corp. (Insurance)	1,040		73,549
Wells Fargo & Co. (Banks)	18,540		912,539
Willis Towers Watson PLC (Insurance)	527		127,112
Zions Bancorp NA (Banks)	756		33,166
TOTAL COMMON STOCKS (Cost $7,565,712)			26,520,295

Repurchase Agreements(b) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $387,223	$387,000	$387,000
TOTAL REPURCHASE AGREEMENTS (Cost $387,000)		387,000
TOTAL INVESTMENT SECURITIES (Cost $7,952,712)—100.0%		26,907,295
Net other assets (liabilities)—NM		(2,552)
NET ASSETS—100.0%		$26,904,743

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Financials :: 91

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$545,053	$1,740

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Banks	$6,659,651	24.8%
Capital Markets	6,126,273	22.8%
Consumer Finance	1,029,607	3.8%
Financial Services	8,495,334	31.6%
Insurance	4,209,430	15.6%
Other**	384,448	1.4%
Total	$26,904,743	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

92 :: ProFund VP Government Money Market :: Schedule of Portfolio Investments :: December 31, 2023

U.S. Treasury Obligations (51.4%)

	Principal Amount	Value
U.S. Treasury Bills 2.65%+, 1/2/24	$2,000,000	$1,999,706
4.71%+, 1/9/24	2,000,000	1,997,650
5.14%+, 2/1/24	2,000,000	1,990,898
5.16%+, 2/8/24	2,000,000	1,988,890
5.16%+, 2/15/24	2,000,000	1,986,903
5.18%+, 2/22/24	2,000,000	1,984,855
5.20%+, 2/29/24	2,000,000	1,982,826
5.21%+, 3/7/24	2,000,000	1,980,798
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,912,526)		15,912,526

Repurchase Agreements(a) (48.2%)
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $14,911,572	14,903,000	14,903,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,903,000)		14,903,000
TOTAL INVESTMENT SECURITIES (Cost $30,815,526)—99.6%		30,815,526
Net other assets (liabilities)—0.4%		125,017
NET ASSETS—100.0%		$30,940,543

+	Reflects the effective yield or interest rate in effect at December 31, 2023.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Health Care :: 93

Common Stocks (97.3%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	12,439	$1,369,161
AbbVie, Inc. (Biotechnology)	12,656	1,961,300
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,097	291,546
Align Technology, Inc.* (Health Care Equipment & Supplies)	511	140,014
Amgen, Inc. (Biotechnology)	3,836	1,104,845
Baxter International, Inc. (Health Care Equipment & Supplies)	3,637	140,606
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,080	507,166
Biogen, Inc.* (Biotechnology)	1,039	268,862
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	150	48,434
Bio-Techne Corp. (Life Sciences Tools & Services)	1,134	87,499
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,496	606,774
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,586	748,408
Cardinal Health, Inc. (Health Care Providers & Services)	1,767	178,114
Catalent, Inc.* (Pharmaceuticals)	1,292	58,050
Cencora, Inc. (Health Care Providers & Services)	1,195	245,429
Centene Corp.* (Health Care Providers & Services)	3,829	284,150
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	368	86,995
CVS Health Corp. (Health Care Providers & Services)	9,207	726,985
Danaher Corp. (Life Sciences Tools & Services)	4,714	1,090,537
DaVita, Inc.* (Health Care Providers & Services)	386	40,437
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,519	54,061
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,770	343,729
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,348	331,535
Elevance Health, Inc. (Health Care Providers & Services)	1,684	794,107
Eli Lilly & Co. (Pharmaceuticals)	5,716	3,331,971
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,806	216,960
Gilead Sciences, Inc. (Biotechnology)	8,932	723,581
HCA Healthcare, Inc. (Health Care Providers & Services)	1,420	384,366
Henry Schein, Inc.* (Health Care Providers & Services)	936	70,865
Hologic, Inc.* (Health Care Equipment & Supplies)	1,756	125,466
Humana, Inc. (Health Care Providers & Services)	882	403,788
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	596	330,810
Illumina, Inc.* (Life Sciences Tools & Services)	1,138	158,455
Incyte Corp.* (Biotechnology)	1,333	83,699
Insulet Corp.* (Health Care Equipment & Supplies)	501	108,707
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,524	851,497
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,313	303,802
Johnson & Johnson (Pharmaceuticals)	17,256	2,704,705
Laboratory Corp. of America Holdings (Health Care Providers & Services)	609	138,420
McKesson Corp. (Health Care Providers & Services)	954	441,683
Medtronic PLC (Health Care Equipment & Supplies)	9,538	785,740
Merck & Co., Inc. (Pharmaceuticals)	18,159	1,979,694
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	155	188,009
Moderna, Inc.* (Biotechnology)	2,390	237,686
Molina Healthcare, Inc.* (Health Care Providers & Services)	418	151,028
Pfizer, Inc. (Pharmaceuticals)	40,475	1,165,275
Quest Diagnostics, Inc. (Health Care Providers & Services)	805	110,993
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	768	674,527
ResMed, Inc. (Health Care Equipment & Supplies)	1,054	181,309
Revvity, Inc. (Life Sciences Tools & Services)	884	96,630
STERIS PLC (Health Care Equipment & Supplies)	708	155,654
Stryker Corp. (Health Care Equipment & Supplies)	2,424	725,891
Teleflex, Inc. (Health Care Equipment & Supplies)	337	84,028
The Cigna Group (Health Care Providers & Services)	2,098	628,246
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	355	134,346
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,770	1,470,287
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,630	3,490,495
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	437	66,616
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,847	751,526
Viatris, Inc. (Pharmaceuticals)	8,599	93,127
Waters Corp.* (Life Sciences Tools & Services)	424	139,594
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	530	186,624
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,498	182,307
Zoetis, Inc. (Pharmaceuticals)	3,291	649,545
TOTAL COMMON STOCKS (Cost $6,405,558)		36,216,696

See accompanying notes to financial statements.

94 :: ProFund VP Health Care :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $865,498	$865,000	$865,000
TOTAL REPURCHASE AGREEMENTS (Cost $865,000)		865,000
TOTAL INVESTMENT SECURITIES (Cost $7,270,558)—99.6%		37,081,696
Net other assets (liabilities)—0.4%		158,986
NET ASSETS—100.0%		$37,240,682

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$1,050,783	$6,733

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Biotechnology	$5,806,026	15.6%
Health Care Equipment & Supplies	7,375,761	19.8%
Health Care Providers & Services	8,155,722	21.9%
Life Sciences Tools & Services	4,148,412	11.1%
Pharmaceuticals	10,730,775	28.9%
Other**	1,023,986	2.7%
Total	$37,240,682	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Industrials :: 95

Common Stocks (97.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,407	$263,133
A.O. Smith Corp. (Building Products)	535	44,105
Allegion PLC (Building Products)	383	48,522
American Airlines Group, Inc.* (Passenger Airlines)	2,847	39,118
AMETEK, Inc. (Electrical Equipment)	1,006	165,879
Automatic Data Processing, Inc. (Professional Services)	1,792	417,482
Axon Enterprise, Inc.* (Aerospace & Defense)	307	79,307
Broadridge Financial Solutions, Inc. (Professional Services)	512	105,344
Builders FirstSource, Inc.* (Building Products)	538	89,814
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	508	43,886
Carrier Global Corp. (Building Products)	3,656	210,037
Caterpillar, Inc. (Machinery)	2,223	657,275
Ceridian HCM Holding, Inc.* (Professional Services)	679	45,574
Cintas Corp. (Commercial Services & Supplies)	377	227,203
Copart, Inc.* (Commercial Services & Supplies)	3,807	186,543
CSX Corp. (Ground Transportation)	8,610	298,509
Cummins, Inc. (Machinery)	618	148,054
Deere & Co. (Machinery)	1,167	466,649
Delta Air Lines, Inc. (Passenger Airlines)	2,803	112,764
Dover Corp. (Machinery)	610	93,824
Eaton Corp. PLC (Electrical Equipment)	1,739	418,786
Emerson Electric Co. (Electrical Equipment)	2,484	241,768
Equifax, Inc. (Professional Services)	537	132,795
Expeditors International of Washington, Inc. (Air Freight & Logistics)	633	80,518
Fastenal Co. (Trading Companies & Distributors)	2,490	161,277
FedEx Corp. (Air Freight & Logistics)	1,008	254,994
Fortive Corp. (Machinery)	1,531	112,728
Generac Holdings, Inc.* (Electrical Equipment)	268	34,636
General Dynamics Corp. (Aerospace & Defense)	986	256,035
General Electric Co. (Industrial Conglomerates)	4,742	605,222
Honeywell International, Inc. (Industrial Conglomerates)	2,873	602,497
Howmet Aerospace, Inc. (Aerospace & Defense)	1,704	92,220
Hubbell, Inc. (Electrical Equipment)	234	76,970
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	173	44,918
IDEX Corp. (Machinery)	329	71,429
Illinois Tool Works, Inc. (Machinery)	1,193	312,494
Ingersoll Rand, Inc. (Machinery)	1,764	136,428
J.B. Hunt Transport Services, Inc. (Ground Transportation)	355	70,908
Jacobs Solutions, Inc. (Professional Services)	549	71,260
Johnson Controls International PLC (Building Products)	2,964	170,845
L3Harris Technologies, Inc. (Aerospace & Defense)	825	173,762
Leidos Holdings, Inc. (Professional Services)	599	64,836
Lockheed Martin Corp. (Aerospace & Defense)	962	436,017
Masco Corp. (Building Products)	978	65,506
Nordson Corp. (Machinery)	236	62,342
Norfolk Southern Corp. (Ground Transportation)	985	232,834
Northrop Grumman Corp. (Aerospace & Defense)	618	289,311
Old Dominion Freight Line, Inc. (Ground Transportation)	390	158,079
Otis Worldwide Corp. (Machinery)	1,784	159,614
PACCAR, Inc. (Machinery)	2,279	222,544
Parker-Hannifin Corp. (Machinery)	560	257,992
Paychex, Inc. (Professional Services)	1,401	166,873
Paycom Software, Inc. (Professional Services)	213	44,031
Pentair PLC (Machinery)	721	52,424
Quanta Services, Inc. (Construction & Engineering)	633	136,601
Republic Services, Inc. (Commercial Services & Supplies)	891	146,935
Robert Half, Inc. (Professional Services)	462	40,619
Rockwell Automation, Inc. (Electrical Equipment)	499	154,930
Rollins, Inc. (Commercial Services & Supplies)	1,223	53,408
RTX Corp. (Aerospace & Defense)	6,265	527,137
Snap-on, Inc. (Machinery)	230	66,433
Southwest Airlines Co. (Passenger Airlines)	2,595	74,944
Stanley Black & Decker, Inc. (Machinery)	668	65,531
Textron, Inc. (Aerospace & Defense)	854	68,679
The Boeing Co.* (Aerospace & Defense)	2,478	645,914
Trane Technologies PLC (Building Products)	996	242,925
TransDigm Group, Inc. (Aerospace & Defense)	241	243,796
Uber Technologies, Inc.* (Ground Transportation)	8,967	552,098
Union Pacific Corp. (Ground Transportation)	2,656	652,366
United Airlines Holdings, Inc.* (Passenger Airlines)	1,429	58,961
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,152	495,588
United Rentals, Inc. (Trading Companies & Distributors)	295	169,160
Veralto Corp. (Commercial Services & Supplies)	955	78,558
Verisk Analytics, Inc. (Professional Services)	632	150,960
W.W. Grainger, Inc. (Trading Companies & Distributors)	192	159,108
Waste Management, Inc. (Commercial Services & Supplies)	1,598	286,202
Westinghouse Air Brake Technologies Corp. (Machinery)	781	99,109
Xylem, Inc. (Machinery)	1,051	120,192
TOTAL COMMON STOCKS (Cost $7,260,621)		15,368,069

See accompanying notes to financial statements.

96 :: ProFund VP Industrials :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a) (3.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%,dated 12/29/2023, due 1/2/24, total to be received $545,313	$545,000	$545,000
TOTAL REPURCHASE AGREEMENTS (Cost $545,000)		545,000
TOTAL INVESTMENT SECURITIES (Cost $7,805,621)—101.2%		15,913,069
Net other assets (liabilities)—(1.2)%		(180,301)
NET ASSETS—100.0%		$15,732,768

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$374,783	$(149)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$2,857,096	18.2%
Air Freight & Logistics	874,986	5.6%
Building Products	871,754	5.5%
Commercial Services & Supplies	978,849	6.2%
Construction & Engineering	136,601	0.9%
Electrical Equipment	1,092,969	6.9%
Ground Transportation	1,964,794	12.5%
Industrial Conglomerates	1,470,852	9.3%
Machinery	3,105,062	19.8%
Passenger Airlines	285,787	1.8%
Professional Services	1,239,774	7.9%
Trading Companies & Distributors	489,545	3.1%
Other**	364,699	2.3%
Total	$15,732,768	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP International :: 97

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $10,717,161	$10,711,000	$10,711,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,711,000)		10,711,000
TOTAL INVESTMENT SECURITIES (Cost $10,711,000)—102.4%		10,711,000
Net other assets (liabilities)—(2.4)%		(251,893)
NET ASSETS—100.0%		$10,459,107

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $1,363,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/29/24	5.83%	$5,054,773	$(16,923)
MSCI EAFE Index	UBS AG	1/29/24	6.13%	5,400,724	(17,446)
				$10,455,497	$(34,369)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

98 :: ProFund VP Internet :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.9%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,623	$357,095
Akamai Technologies, Inc.* (IT Services)	1,799	212,912
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,773	666,740
Alphabet, Inc.*—Class C (Interactive Media & Services)	4,017	566,116
Amazon.com, Inc.* (Broadline Retail)	7,657	1,163,404
Arista Networks, Inc.* (Communications Equipment)	1,595	375,638
Atlassian Corp.*—Class A (Software)	1,391	330,863
Box, Inc.*—Class A (Software)	4,141	106,051
Carvana Co.* (Specialty Retail)	2,788	147,597
Ciena Corp.* (Communications Equipment)	2,944	132,509
Cisco Systems, Inc. (Communications Equipment)	11,311	571,433
Cloudflare, Inc.*—Class A (IT Services)	3,049	253,860
CommScope Holding Co., Inc.* (Communications Equipment)	27,168	76,614
Confluent, Inc.*—Class A (Software)	5,102	119,387
Datadog, Inc.*—Class A (Software)	2,475	300,416
DocuSign, Inc.* (Software)	3,335	198,266
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,718	268,783
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	5,644	198,951
Dropbox, Inc.*—Class A (Software)	4,983	146,899
eBay, Inc. (Broadline Retail)	5,500	239,910
Etsy, Inc.* (Broadline Retail)	1,976	160,155
Fastly, Inc.*—Class A (IT Services)	4,679	83,286
GoDaddy, Inc.*—Class A (IT Services)	1,847	196,078
Juniper Networks, Inc. (Communications Equipment)	5,363	158,101
Match Group, Inc.* (Interactive Media & Services)	4,641	169,397
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,725	964,540
Netflix, Inc.* (Entertainment)	1,215	591,559
Nutanix, Inc.*—Class A (Software)	3,734	178,074
Okta, Inc.* (IT Services)	2,325	210,482
PayPal Holdings, Inc.* (Financial Services)	6,208	381,233
Pinterest, Inc.*—Class A (Interactive Media & Services)	6,525	241,686
ROBLOX Corp.*—Class A (Entertainment)	5,451	249,220
Salesforce, Inc.* (Software)	2,397	630,748
Smartsheet, Inc.*—Class A (Software)	2,859	136,717
Snap, Inc.*—Class A (Interactive Media & Services)	13,190	223,307
Snowflake, Inc.*—Class A (IT Services)	1,952	388,447
Teladoc Health, Inc.* (Health Care Technology)	5,012	108,009
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,396	268,758
Workday, Inc.*—Class A (Software)	1,291	356,393
Zoom Video Communications, Inc.*—Class A (Software)	2,963	213,069
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	7,286	134,718
TOTAL COMMON STOCKS (Cost $5,798,622)		12,477,421

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $53,030	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,000)		53,000
TOTAL INVESTMENT SECURITIES (Cost $5,851,622)—100.3%		12,530,421
Net other assets (liabilities)—(0.3)%		(38,960)
NET ASSETS—100.0%		$12,491,461

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	1/23/24	5.93%	$27,248	$(1,365)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Internet :: 99

ProFund VP Internet invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Broadline Retail	$1,563,469	12.5%
Communications Equipment	1,314,295	10.5%
Entertainment	840,779	6.7%
Financial Services	381,233	3.1%
Health Care Technology	376,767	3.0%
Hotels, Restaurants & Leisure	824,829	6.6%
Interactive Media & Services	2,966,504	23.8%
IT Services	1,345,065	10.8%
Software	2,716,883	21.7%
Specialty Retail	147,597	1.2%
Other**	14,040	0.1%
Total	$12,491,461	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

100 :: ProFund VP Japan :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $10,370,962	$10,365,000	$10,365,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,365,000)		10,365,000
TOTAL INVESTMENT SECURITIES (Cost $10,365,000)—96.4%		10,365,000
Net other assets (liabilities)—3.6%		382,633
NET ASSETS—100.0%		$10,747,633

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	64	3/8/24	$10,659,200	$(62,509)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	1/29/24	5.78%	$94,902	$(794)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 101

Common Stocks (100.0%)

	Shares	Value
A.O. Smith Corp. (Building Products)	96	$7,914
AbbVie, Inc. (Biotechnology)	798	123,666
Accenture PLC—Class A (IT Services)	415	145,627
Adobe, Inc.* (Software)	556	331,710
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,974	290,987
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	266	36,213
Akamai Technologies, Inc.* (IT Services)	88	10,415
Align Technology, Inc.* (Health Care Equipment & Supplies)	48	13,152
Allegion PLC (Building Products)	41	5,194
Alphabet, Inc.*—Class A (Interactive Media & Services)	7,230	1,009,959
Alphabet, Inc.*—Class C (Interactive Media & Services)	6,083	857,277
Amazon.com, Inc.* (Broadline Retail)	11,109	1,687,902
American Express Co. (Consumer Finance)	492	92,172
American Tower Corp. (Specialized REITs)	234	50,516
Ameriprise Financial, Inc. (Capital Markets)	65	24,689
AMETEK, Inc. (Electrical Equipment)	135	22,260
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	410	40,643
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	359	71,283
ANSYS, Inc.* (Software)	61	22,136
Aon PLC—Class A (Insurance)	125	36,378
APA Corp. (Oil, Gas & Consumable Fuels)	375	13,455
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,862	3,438,971
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,022	165,636
Arch Capital Group, Ltd.* (Insurance)	457	33,941
Arista Networks, Inc.* (Communications Equipment)	308	72,537
Arthur J. Gallagher & Co. (Insurance)	135	30,359
Autodesk, Inc.* (Software)	136	33,113
Automatic Data Processing, Inc. (Professional Services)	196	45,662
AutoZone, Inc.* (Specialty Retail)	15	38,784
Axon Enterprise, Inc.* (Aerospace & Defense)	86	22,216
Blackstone, Inc. (Capital Markets)	625	81,826
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	42	148,982
Boston Scientific Corp.* (Health Care Equipment & Supplies)	985	56,943
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	537	599,426
Broadridge Financial Solutions, Inc. (Professional Services)	82	16,872
Brown & Brown, Inc. (Insurance)	226	16,071
Builders FirstSource, Inc.* (Building Products)	151	25,208
Cadence Design Systems, Inc.* (Software)	332	90,427
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	153	7,173
Carnival Corp.* (Hotels, Restaurants & Leisure)	875	16,223
Carrier Global Corp. (Building Products)	493	28,323
Caterpillar, Inc. (Machinery)	361	106,737
Cboe Global Markets, Inc. (Capital Markets)	83	14,820
CDW Corp. (Electronic Equipment, Instruments & Components)	69	15,685
Celanese Corp. (Chemicals)	122	18,955
Ceridian HCM Holding, Inc.* (Professional Services)	105	7,048
CF Industries Holdings, Inc. (Chemicals)	127	10,097
Charter Communications, Inc.*—Class A (Media)	57	22,155
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	34	77,757
Church & Dwight Co., Inc. (Household Products)	139	13,144
Cintas Corp. (Commercial Services & Supplies)	58	34,954
CME Group, Inc. (Capital Markets)	158	33,275
Colgate-Palmolive Co. (Household Products)	394	31,406
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,002	116,301
Constellation Energy Corp. (Electric Utilities)	176	20,573
Copart, Inc.* (Commercial Services & Supplies)	1,069	52,381
CoStar Group, Inc.* (Real Estate Management & Development)	215	18,789
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	227	149,838
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	607	15,491
CSX Corp. (Ground Transportation)	1,207	41,847
D.R. Horton, Inc. (Household Durables)	368	55,928
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	76	12,487
DaVita, Inc.* (Health Care Providers & Services)	37	3,876
Deere & Co. (Machinery)	186	74,376
Delta Air Lines, Inc. (Passenger Airlines)	442	17,782
Dexcom, Inc.* (Health Care Equipment & Supplies)	289	35,862
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	219	33,963
Digital Realty Trust, Inc. (Specialized REITs)	152	20,456
Discover Financial Services (Consumer Finance)	166	18,658
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	17	7,008
Eaton Corp. PLC (Electrical Equipment)	303	72,969
Ecolab, Inc. (Chemicals)	158	31,339
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	275	20,969
Electronic Arts, Inc. (Entertainment)	132	18,059
Eli Lilly & Co. (Pharmaceuticals)	974	567,764
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	62	8,193
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	471	56,967
EPAM Systems, Inc.* (IT Services)	28	8,326
Equifax, Inc. (Professional Services)	59	14,590
Equinix, Inc. (Specialized REITs)	54	43,491
Etsy, Inc.* (Broadline Retail)	65	5,268
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	164	24,894
Expeditors International of Washington, Inc. (Air Freight & Logistics)	66	8,395

See accompanying notes to financial statements.

102 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares		Value
FactSet Research Systems, Inc. (Capital Markets)	22		$10,495
Fair Isaac Corp.* (Software)	30		34,920
Fastenal Co. (Trading Companies & Distributors)	350		22,670
First Horizon Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Financial Services)	382		50,745
FleetCor Technologies, Inc.* (Financial Services)	88		24,870
Fortinet, Inc.* (Software)	780		45,653
Fortive Corp. (Machinery)	431		31,735
Freeport-McMoRan, Inc. (Metals & Mining)	877		37,333
Garmin, Ltd. (Household Durables)	102		13,111
Gartner, Inc.* (IT Services)	96		43,306
Generac Holdings, Inc.* (Electrical Equipment)	46		5,945
General Electric Co. (Industrial Conglomerates)	572		73,004
HCA Healthcare, Inc. (Health Care Providers & Services)	116		31,399
Hess Corp. (Oil, Gas & Consumable Fuels)	338		48,726
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	314		57,176
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	518		10,085
Howmet Aerospace, Inc. (Aerospace & Defense)	279		15,099
Hubbell, Inc. (Electrical Equipment)	30		9,868
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	57		31,638
Illinois Tool Works, Inc. (Machinery)	153		40,077
Ingersoll Rand, Inc. (Machinery)	382		29,544
Insulet Corp.* (Health Care Equipment & Supplies)	33		7,160
Intuit, Inc. (Software)	343		214,385
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	284		95,810
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	85		19,667
Iron Mountain, Inc. (Specialized REITs)	183		12,806
Jabil, Inc. (Electronic Equipment, Instruments & Components)	85		10,829
KLA Corp. (Semiconductors & Semiconductor Equipment)	167		97,077
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	161		126,105
Lamb Weston Holding, Inc. (Food Products)	117		12,647
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	276		13,582
Lennar Corp.—Class A (Household Durables)	171		25,486
Linde PLC (Chemicals)	308		126,498
Live Nation Entertainment, Inc.* (Entertainment)	174		16,286
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	140		71,581
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	380		9,181
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	255		37,832
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	302		68,177
Marsh & McLennan Cos., Inc. (Insurance)	314		59,493
Martin Marietta Materials, Inc. (Construction Materials)	50		24,946
Masco Corp. (Building Products)	149		9,980
Mastercard, Inc.—Class A (Financial Services)	728		310,499
McDonald’s Corp. (Hotels, Restaurants & Leisure)	390		115,638
Merck & Co., Inc. (Pharmaceuticals)	1,239		135,076
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,712		959,940
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10		12,130
MGM Resorts International* (Hotels, Restaurants & Leisure)	228		10,187
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	390		35,170
Microsoft Corp. (Software)	9,077		3,413,315
Molina Healthcare, Inc.* (Health Care Providers & Services)	42		15,175
Mondelez International, Inc.—Class A (Food Products)	700		50,700
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	59		37,216
Monster Beverage Corp.* (Beverages)	543		31,282
Moody’s Corp. (Capital Markets)	90		35,150
Motorola Solutions, Inc. (Communications Equipment)	118		36,945
MSCI, Inc. (Capital Markets)	56		31,676
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	95		8,375
Netflix, Inc.* (Entertainment)	534		259,994
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	644		69,919
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	521		10,441
Nucor Corp. (Metals & Mining)	190		33,068
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,018		1,494,575
NVR, Inc.* (Household Durables)	4		28,002
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	236		54,204
Old Dominion Freight Line, Inc. (Ground Transportation)	109		44,181
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	233		19,462
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	442		31,037
Oracle Corp. (Software)	1,941		204,640
O’Reilly Automotive, Inc.* (Specialty Retail)	52		49,404
Otis Worldwide Corp. (Machinery)	196		17,536
PACCAR, Inc. (Machinery)	468		45,700
Palo Alto Networks, Inc.* (Software)	380		112,054
Parker-Hannifin Corp. (Machinery)	123		56,666
Paychex, Inc. (Professional Services)	157		18,700
Paycom Software, Inc. (Professional Services)	26		5,375
Pentair PLC (Machinery)	142		10,325
PepsiCo, Inc. (Beverages)	605		102,753
Philip Morris International, Inc. (Tobacco)	703		66,138
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	143		32,158
Pool Corp. (Distributors)	27		10,765

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 103

Common Stocks, continued

	Shares	Value
PTC, Inc.* (Software)	87	$15,222
Public Storage (Specialized REITs)	82	25,010
PulteGroup, Inc. (Household Durables)	264	27,250
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	708	102,398
Quanta Services, Inc. (Construction & Engineering)	123	26,543
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	27	3,893
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	78	68,507
Republic Services, Inc. (Commercial Services & Supplies)	143	23,582
Rockwell Automation, Inc. (Electrical Equipment)	67	20,802
Rollins, Inc. (Commercial Services & Supplies)	149	6,507
Roper Technologies, Inc. (Software)	57	31,075
Ross Stores, Inc. (Specialty Retail)	414	57,293
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	289	37,423
S&P Global, Inc. (Capital Markets)	174	76,651
Salesforce, Inc.* (Software)	1,189	312,873
SBA Communications Corp. (Specialized REITs)	52	13,192
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	99	8,452
ServiceNow, Inc.* (Software)	250	176,623
Simon Property Group, Inc. (Retail REITs)	148	21,111
Snap-on, Inc. (Machinery)	29	8,376
Starbucks Corp. (Hotels, Restaurants & Leisure)	825	79,208
Steel Dynamics, Inc. (Metals & Mining)	118	13,936
STERIS PLC (Health Care Equipment & Supplies)	67	14,730
Stryker Corp. (Health Care Equipment & Supplies)	264	79,057
Synopsys, Inc.* (Software)	186	95,773
Take-Two Interactive Software, Inc.* (Entertainment)	97	15,612
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	273	23,716
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	148	20,794
Tesla, Inc.* (Automobiles)	3,379	839,614
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	410	69,889
The Boeing Co.* (Aerospace & Defense)	306	79,763
The Coca-Cola Co. (Beverages)	1,856	109,375
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	25	9,461
The Hershey Co. (Food Products)	70	13,051
The Home Depot, Inc. (Specialty Retail)	452	156,641
The Procter & Gamble Co. (Household Products)	1,123	164,564
The Progressive Corp. (Insurance)	357	56,863
The Sherwin-Williams Co. (Chemicals)	144	44,914
The TJX Cos., Inc. (Specialty Retail)	910	85,367
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	581	20,236
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	180	95,542
Tractor Supply Co. (Specialty Retail)	56	12,042
Trane Technologies PLC (Building Products)	193	47,073
TransDigm Group, Inc. (Aerospace & Defense)	67	67,777
Tyler Technologies, Inc.* (Software)	51	21,324
Uber Technologies, Inc.* (Ground Transportation)	2,515	154,848
Ulta Beauty, Inc.* (Specialty Retail)	39	19,110
Union Pacific Corp. (Ground Transportation)	335	82,283
United Rentals, Inc. (Trading Companies & Distributors)	83	47,593
UnitedHealth Group, Inc. (Health Care Providers & Services)	430	226,382
VeriSign, Inc.* (IT Services)	52	10,710
Verisk Analytics, Inc. (Professional Services)	98	23,408
Vertex Pharmaceuticals, Inc.* (Biotechnology)	201	81,785
Visa, Inc.—Class A (Financial Services)	1,285	334,549
Vulcan Materials Co. (Construction Materials)	104	23,609
W.W. Grainger, Inc. (Trading Companies & Distributors)	40	33,148
Waste Management, Inc. (Commercial Services & Supplies)	210	37,611
Waters Corp.* (Life Sciences Tools & Services)	27	8,889
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	90	31,691
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	118	10,751
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	158	20,644
Zoetis, Inc. (Pharmaceuticals)	308	60,790
TOTAL COMMON STOCKS (Cost $14,786,038)		26,074,518

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $54,031	$54,000	$54,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,000)		54,000
TOTAL INVESTMENT SECURITIES (Cost $14,840,038)—100.2%		26,128,518
Net other assets (liabilities)—(0.2)%		(42,985)
NET ASSETS—100.0%		$26,085,533

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

104 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2023:

	Value		% of Net Assets
Aerospace & Defense	$184,855		0.7%
Air Freight & Logistics	8,395		NM
Automobiles	839,614		3.2%
Banks	—	^	NM
Beverages	243,410		0.9%
Biotechnology	273,958		1.1%
Broadline Retail	1,693,170		6.5%
Building Products	123,692		0.5%
Capital Markets	308,582		1.2%
Chemicals	231,803		0.9%
Commercial Services & Supplies	155,035		0.6%
Communications Equipment	109,482		0.4%
Construction & Engineering	26,543		0.1%
Construction Materials	48,555		0.2%
Consumer Finance	110,830		0.4%
Consumer Staples Distribution & Retail	149,838		0.6%
Distributors	10,765		NM
Electric Utilities	20,573		0.1%
Electrical Equipment	131,844		0.5%
Electronic Equipment, Instruments & Components	87,951		0.3%
Entertainment	309,951		1.2%
Financial Services	720,663		2.8%
Food Products	76,398		0.3%
Ground Transportation	323,159		1.2%
Health Care Equipment & Supplies	364,782		1.4%
Health Care Providers & Services	276,832		1.1%
Hotel & Resort REITs	10,085		NM
Hotels, Restaurants & Leisure	753,964		2.9%
Household Durables	149,777		0.6%
Household Products	209,114		0.8%
Industrial Conglomerates	73,004		0.3%
Insurance	233,105		0.9%
Interactive Media & Services	2,827,176		10.8%
IT Services	218,384		0.8%
Life Sciences Tools & Services	167,919		0.6%
Machinery	421,072		1.6%
Media	22,155		0.1%
Metals & Mining	84,337		0.3%
Oil, Gas & Consumable Fuels	439,063		1.7%
Passenger Airlines	17,782		0.1%
Pharmaceuticals	763,630		2.9%
Professional Services	131,655		0.5%
Real Estate Management & Development	18,789		0.1%
Retail REITs	21,111		0.1%
Semiconductors & Semiconductor Equipment	3,171,621		12.2%
Software	5,155,243		19.8%
Specialized REITs	165,471		0.6%
Specialty Retail	418,641		1.6%
Technology Hardware, Storage & Peripherals	3,455,798		13.2%
Textiles, Apparel & Luxury Goods	145,393		0.6%
Tobacco	66,138		0.3%
Trading Companies & Distributors	103,411		0.4%
Other**	11,015		NM
Total	$26,085,533		100.0%

^	Amount is less than $0.50
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 105

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	598	$65,373
A.O. Smith Corp. (Building Products)	49	4,040
Abbott Laboratories (Health Care Equipment & Supplies)	1,881	207,041
AbbVie, Inc. (Biotechnology)	1,206	186,893
Accenture PLC—Class A (IT Services)	312	109,484
Aflac, Inc. (Insurance)	577	47,603
Agilent Technologies, Inc. (Life Sciences Tools & Services)	316	43,933
Air Products and Chemicals, Inc. (Chemicals)	241	65,986
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	236	32,129
Akamai Technologies, Inc.* (IT Services)	87	10,296
Albemarle Corp. (Chemicals)	127	18,349
Alexandria Real Estate Equities, Inc. (Office REITs)	170	21,551
Align Technology, Inc.* (Health Care Equipment & Supplies)	35	9,590
Allegion PLC (Building Products)	59	7,475
Alliant Energy Corp. (Electric Utilities)	277	14,210
Altria Group, Inc. (Tobacco)	1,919	77,412
Amcor PLC (Containers & Packaging)	1,570	15,135
Ameren Corp. (Multi-Utilities)	285	20,617
American Airlines Group, Inc.* (Passenger Airlines)	711	9,769
American Electric Power Co., Inc. (Electric Utilities)	570	46,295
American Express Co. (Consumer Finance)	187	35,033
American International Group, Inc. (Insurance)	760	51,491
American Tower Corp. (Specialized REITs)	298	64,333
American Water Works Co., Inc. (Water Utilities)	211	27,850
Ameriprise Financial, Inc. (Capital Markets)	52	19,751
AMETEK, Inc. (Electrical Equipment)	130	21,436
Amgen, Inc. (Biotechnology)	580	167,051
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	285	28,252
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	222	44,080
ANSYS, Inc.* (Software)	40	14,515
Aon PLC—Class A (Insurance)	106	30,848
Aptiv PLC* (Automobile Components)	307	27,544
Archer-Daniels-Midland Co. (Food Products)	578	41,743
Arthur J. Gallagher & Co. (Insurance)	115	25,861
Assurant, Inc. (Insurance)	57	9,604
AT&T, Inc. (Diversified Telecommunication Services)	7,753	130,095
Atmos Energy Corp. (Gas Utilities)	161	18,660
Autodesk, Inc.* (Software)	111	27,026
Automatic Data Processing, Inc. (Professional Services)	272	63,368
AutoZone, Inc.* (Specialty Retail)	6	15,514
AvalonBay Communities, Inc. (Residential REITs)	154	28,832
Avery Dennison Corp. (Containers & Packaging)	87	17,588
Baker Hughes Co. (Energy Equipment & Services)	1,091	37,290
Ball Corp. (Containers & Packaging)	342	19,672
Bank of America Corp. (Banks)	7,470	251,515
Bath & Body Works, Inc. (Specialty Retail)	247	10,661
Baxter International, Inc. (Health Care Equipment & Supplies)	550	21,263
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	314	76,563
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,972	703,335
Best Buy Co., Inc. (Specialty Retail)	210	16,439
Biogen, Inc.* (Biotechnology)	157	40,627
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	23	7,426
Bio-Techne Corp. (Life Sciences Tools & Services)	172	13,272
BlackRock, Inc. (Capital Markets)	152	123,394
Blackstone, Inc. (Capital Markets)	216	28,279
BorgWarner, Inc. (Automobile Components)	255	9,142
Boston Properties, Inc. (Office REITs)	157	11,017
Boston Scientific Corp.* (Health Care Equipment & Supplies)	715	41,334
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,206	113,190
Broadridge Financial Solutions, Inc. (Professional Services)	55	11,316
Brown & Brown, Inc. (Insurance)	56	3,982
Brown-Forman Corp.—Class B (Beverages)	198	11,306
Bunge Global SA (Food Products)	158	15,950
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	127	10,972
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	98	4,594
Camden Property Trust (Residential REITs)	116	11,518
Campbell Soup Co. (Food Products)	213	9,208
Capital One Financial Corp. (Consumer Finance)	412	54,021
Cardinal Health, Inc. (Health Care Providers & Services)	267	26,914
CarMax, Inc.* (Specialty Retail)	172	13,199
Carnival Corp.* (Hotels, Restaurants & Leisure)	318	5,896
Carrier Global Corp. (Building Products)	473	27,174
Catalent, Inc.* (Pharmaceuticals)	196	8,806
Caterpillar, Inc. (Machinery)	232	68,596
Cboe Global Markets, Inc. (Capital Markets)	41	7,321
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	331	30,813
CDW Corp. (Electronic Equipment, Instruments & Components)	84	19,095
Cencora, Inc. (Health Care Providers & Services)	181	37,174
Centene Corp.* (Health Care Providers & Services)	579	42,968
CenterPoint Energy, Inc. (Multi-Utilities)	685	19,570
Ceridian HCM Holding, Inc.* (Professional Services)	76	5,101
CF Industries Holdings, Inc. (Chemicals)	95	7,553
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	56	13,238
Charter Communications, Inc.*—Class A (Media)	59	22,932
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,904	284,000
Chubb, Ltd. (Insurance)	442	99,893
Church & Dwight Co., Inc. (Household Products)	144	13,617
Cincinnati Financial Corp. (Insurance)	170	17,588

See accompanying notes to financial statements.

106 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares		Value
Cintas Corp. (Commercial Services & Supplies)	42		$25,312
Cisco Systems, Inc. (Communications Equipment)	4,392		221,883
Citigroup, Inc. (Banks)	2,075		106,738
Citizens Financial Group, Inc. (Banks)	506		16,769
CME Group, Inc. (Capital Markets)	250		52,650
CMS Energy Corp. (Multi-Utilities)	315		18,292
Cognizant Technology Solutions Corp.—Class A (IT Services)	544		41,088
Colgate-Palmolive Co. (Household Products)	545		43,442
Comcast Corp.—Class A (Media)	4,353		190,878
Comerica, Inc. (Banks)	143		7,981
Conagra Brands, Inc. (Food Products)	518		14,846
ConocoPhillips (Oil, Gas & Consumable Fuels)	399		46,312
Consolidated Edison, Inc. (Multi-Utilities)	374		34,023
Constellation Brands, Inc.—Class A (Beverages)	175		42,306
Constellation Energy Corp. (Electric Utilities)	190		22,209
Corning, Inc. (Electronic Equipment, Instruments & Components)	833		25,365
Corteva, Inc. (Chemicals)	763		36,563
CoStar Group, Inc.* (Real Estate Management & Development)	252		22,022
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	278		183,502
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	278		7,095
Crown Castle, Inc. (Specialized REITs)	471		54,254
CSX Corp. (Ground Transportation)	1,071		37,132
Cummins, Inc. (Machinery)	154		36,894
CVS Health Corp. (Health Care Providers & Services)	1,392		109,912
Danaher Corp. (Life Sciences Tools & Services)	713		164,946
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	63		10,351
DaVita, Inc.* (Health Care Providers & Services)	26		2,724
Deere & Co. (Machinery)	125		49,984
Delta Air Lines, Inc. (Passenger Airlines)	307		12,351
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	230		8,186
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	695		31,484
Dexcom, Inc.* (Health Care Equipment & Supplies)	163		20,227
Digital Realty Trust, Inc. (Specialized REITs)	194		26,109
Discover Financial Services (Consumer Finance)	125		14,050
Dollar General Corp. (Consumer Staples Distribution & Retail)	238		32,356
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	226		32,103
Dominion Energy, Inc. (Multi-Utilities)	907		42,629
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	23		9,481
Dover Corp. (Machinery)	152		23,379
Dow, Inc. (Chemicals)	759		41,624
DTE Energy Co. (Multi-Utilities)	223		24,588
Duke Energy Corp. (Electric Utilities)	836		81,125
DuPont de Nemours, Inc. (Chemicals)	466		35,849
Eastman Chemical Co. (Chemicals)	129		11,587
Eaton Corp. PLC (Electrical Equipment)	165		39,735
eBay, Inc. (Broadline Retail)	563		24,558
Ecolab, Inc. (Chemicals)	134		26,579
Edison International (Electric Utilities)	415		29,668
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	413		31,491
Electronic Arts, Inc. (Entertainment)	149		20,385
Elevance Health, Inc. (Health Care Providers & Services)	255		120,248
Emerson Electric Co. (Electrical Equipment)	618		60,150
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	93		12,289
Entergy Corp. (Electric Utilities)	228		23,071
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	215		26,004
EPAM Systems, Inc.* (IT Services)	38		11,299
EQT Corp. (Oil, Gas & Consumable Fuels)	446		17,242
Equifax, Inc. (Professional Services)	81		20,030
Equinix, Inc. (Specialized REITs)	54		43,491
Equity Residential (Residential REITs)	375		22,935
Essex Property Trust, Inc. (Residential REITs)	70		17,356
Etsy, Inc.* (Broadline Retail)	73		5,917
Everest Group, Ltd. (Insurance)	47		16,618
Evergy, Inc. (Electric Utilities)	249		12,998
Eversource Energy (Electric Utilities)	379		23,392
Exelon Corp. (Electric Utilities)	1,080		38,772
Expeditors International of Washington, Inc. (Air Freight & Logistics)	99		12,593
Extra Space Storage, Inc. (Specialized REITs)	228		36,555
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,342		434,112
F5, Inc.* (Communications Equipment)	65		11,634
FactSet Research Systems, Inc. (Capital Markets)	22		10,495
Fastenal Co. (Trading Companies & Distributors)	310		20,079
Federal Realty Investment Trust (Retail REITs)	80		8,244
FedEx Corp. (Air Freight & Logistics)	251		63,495
Fidelity National Information Services, Inc. (Financial Services)	643		38,625
Fifth Third Bancorp (Banks)	739		25,488
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	116		19,984
FirstEnergy Corp. (Electric Utilities)	560		20,530
Fiserv, Inc.* (Financial Services)	312		41,446
FMC Corp. (Chemicals)	134		8,449
Ford Motor Co. (Automobiles)	4,264		51,978
Fox Corp.—Class A (Media)	268		7,952
Fox Corp.—Class B (Media)	143		3,954
Franklin Resources, Inc. (Capital Markets)	307		9,146
Freeport-McMoRan, Inc. (Metals & Mining)	778		33,119
Garmin, Ltd. (Household Durables)	76		9,769
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	425		32,861
Gen Digital, Inc. (Software)	611		13,943
Generac Holdings, Inc.* (Electrical Equipment)	26		3,360
General Dynamics Corp. (Aerospace & Defense)	246		63,879

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 107

Common Stocks, continued

	Shares		Value
General Electric Co. (Industrial Conglomerates)	672		$85,767
General Mills, Inc. (Food Products)	630		41,038
General Motors Co. (Automobiles)	1,484		53,305
Genuine Parts Co. (Distributors)	152		21,052
Gilead Sciences, Inc. (Biotechnology)	1,351		109,445
Global Payments, Inc. (Financial Services)	282		35,814
Globe Life, Inc. (Insurance)	93		11,320
Halliburton Co. (Energy Equipment & Services)	971		35,102
Hasbro, Inc. (Leisure Products)	141		7,199
HCA Healthcare, Inc. (Health Care Providers & Services)	112		30,316
Healthpeak Properties, Inc. (Health Care REITs)	594		11,761
Henry Schein, Inc.* (Health Care Providers & Services)	142		10,751
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,392		23,636
Hologic, Inc.* (Health Care Equipment & Supplies)	266		19,006
Honeywell International, Inc. (Industrial Conglomerates)	715		149,943
Hormel Foods Corp. (Food Products)	314		10,083
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	307		5,977
Howmet Aerospace, Inc. (Aerospace & Defense)	178		9,633
HP, Inc. (Technology Hardware, Storage & Peripherals)	943		28,375
Hubbell, Inc. (Electrical Equipment)	31		10,197
Humana, Inc. (Health Care Providers & Services)	134		61,347
Huntington Bancshares, Inc. (Banks)	1,571		19,983
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	43		11,165
IDEX Corp. (Machinery)	82		17,803
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	40		22,202
Illinois Tool Works, Inc. (Machinery)	160		41,910
Illumina, Inc.* (Life Sciences Tools & Services)	172		23,949
Incyte Corp.* (Biotechnology)	202		12,684
Ingersoll Rand, Inc. (Machinery)	101		7,811
Insulet Corp.* (Health Care Equipment & Supplies)	47		10,198
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,570		229,642
Intercontinental Exchange, Inc. (Capital Markets)	621		79,755
International Business Machines Corp. (IT Services)	990		161,915
International Flavors & Fragrances, Inc. (Chemicals)	277		22,429
International Paper Co. (Containers & Packaging)	375		13,556
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	130		43,857
Invesco, Ltd. (Capital Markets)	489		8,724
Invitation Homes, Inc. (Residential REITs)	624		21,285
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	123		28,460
Iron Mountain, Inc. (Specialized REITs)	155		10,847
J.B. Hunt Transport Services, Inc. (Ground Transportation)	88		17,577
Jabil, Inc. (Electronic Equipment, Instruments & Components)	64		8,154
Jack Henry & Associates, Inc. (Financial Services)	79		12,909
Jacobs Solutions, Inc. (Professional Services)	136		17,653
Johnson & Johnson (Pharmaceuticals)	2,610		409,092
Johnson Controls International PLC (Building Products)	738		42,538
JPMorgan Chase & Co. (Banks)	3,135		533,264
Juniper Networks, Inc. (Communications Equipment)	346		10,200
Kellanova (Food Products)	286		15,990
Kenvue, Inc. (Personal Care Products)	1,869		40,240
Keurig Dr Pepper, Inc. (Beverages)	1,092		36,385
KeyCorp (Banks)	1,016		14,630
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	192		30,545
Kimberly-Clark Corp. (Household Products)	366		44,473
Kimco Realty Corp. (Retail REITs)	720		15,343
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,098		37,009
L3Harris Technologies, Inc. (Aerospace & Defense)	205		43,177
Laboratory Corp. of America Holdings (Health Care Providers & Services)	92		20,911
Lamb Weston Holding, Inc. (Food Products)	53		5,729
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	156		7,677
Leidos Holdings, Inc. (Professional Services)	149		16,128
Lennar Corp.—Class A (Household Durables)	119		17,736
Linde PLC (Chemicals)	252		103,498
LKQ Corp. (Distributors)	290		13,859
Lockheed Martin Corp. (Aerospace & Defense)	239		108,324
Loews Corp. (Insurance)	199		13,848
Lowe’s Cos., Inc. (Specialty Retail)	626		139,316
LyondellBasell Industries N.V.—Class A (Chemicals)	278		26,432
M&T Bank Corp. (Banks)	180		24,674
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	299		7,224
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	185		27,447
MarketAxess Holdings, Inc. (Capital Markets)	41		12,007
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	70
Marsh & McLennan Cos., Inc. (Insurance)	257		48,694
Martin Marietta Materials, Inc. (Construction Materials)	23		11,475
Masco Corp. (Building Products)	112		7,502
Mastercard, Inc.—Class A (Financial Services)	251		107,054
Match Group, Inc.* (Interactive Media & Services)	295		10,768
McCormick & Co., Inc. (Food Products)	273		18,679
McDonald’s Corp. (Hotels, Restaurants & Leisure)	440		130,465
McKesson Corp. (Health Care Providers & Services)	144		66,669
Medtronic PLC (Health Care Equipment & Supplies)	1,444		118,956
Merck & Co., Inc. (Pharmaceuticals)	1,649		179,774

See accompanying notes to financial statements.

108 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
MetLife, Inc. (Insurance)	673	$44,505
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	15	18,194
MGM Resorts International* (Hotels, Restaurants & Leisure)	95	4,245
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	240	21,643
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,190	101,555
Mid-America Apartment Communities, Inc. (Residential REITs)	127	17,076
Moderna, Inc.* (Biotechnology)	360	35,802
Mohawk Industries, Inc.* (Household Durables)	57	5,900
Molina Healthcare, Inc.* (Health Care Providers & Services)	26	9,394
Molson Coors Beverage Co.—Class B (Beverages)	201	12,303
Mondelez International, Inc.—Class A (Food Products)	855	61,927
Monster Beverage Corp.* (Beverages)	319	18,378
Moody’s Corp. (Capital Markets)	90	35,150
Morgan Stanley (Capital Markets)	1,371	127,846
Motorola Solutions, Inc. (Communications Equipment)	76	23,795
MSCI, Inc. (Capital Markets)	37	20,929
Nasdaq, Inc. (Capital Markets)	369	21,454
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	143	12,607
Newmont Corp. (Metals & Mining)	1,250	51,738
News Corp.—Class A (Media)	413	10,139
News Corp.—Class B (Media)	125	3,215
NextEra Energy, Inc. (Electric Utilities)	2,224	135,087
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	757	82,187
NiSource, Inc. (Multi-Utilities)	448	11,894
Nordson Corp. (Machinery)	59	15,585
Norfolk Southern Corp. (Ground Transportation)	245	57,913
Northern Trust Corp. (Capital Markets)	224	18,901
Northrop Grumman Corp. (Aerospace & Defense)	154	72,094
NRG Energy, Inc. (Electric Utilities)	245	12,667
Nucor Corp. (Metals & Mining)	99	17,230
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	70	16,078
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	716	42,752
Omnicom Group, Inc. (Media)	215	18,600
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	262	21,885
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	240	16,853
O’Reilly Automotive, Inc.* (Specialty Retail)	17	16,151
Otis Worldwide Corp. (Machinery)	271	24,246
PACCAR, Inc. (Machinery)	153	14,940
Packaging Corp. of America (Containers & Packaging)	97	15,802
Paramount Global(b)—Class B (Media)	525	7,765
Parker-Hannifin Corp. (Machinery)	31	14,282
Paychex, Inc. (Professional Services)	209	24,894
Paycom Software, Inc. (Professional Services)	30	6,202
PayPal Holdings, Inc.* (Financial Services)	1,169	71,788
Pentair PLC (Machinery)	54	3,926
PepsiCo, Inc. (Beverages)	953	161,858
Pfizer, Inc. (Pharmaceuticals)	6,122	176,252
PG&E Corp. (Electric Utilities)	2,314	41,721
Philip Morris International, Inc. (Tobacco)	1,060	99,725
Phillips 66 (Oil, Gas & Consumable Fuels)	477	63,508
Pinnacle West Capital Corp. (Electric Utilities)	123	8,836
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	127	28,560
Pool Corp. (Distributors)	18	7,177
PPG Industries, Inc. (Chemicals)	256	38,285
PPL Corp. (Electric Utilities)	800	21,680
Principal Financial Group, Inc. (Insurance)	238	18,723
Prologis, Inc. (Industrial REITs)	1,002	133,567
Prudential Financial, Inc. (Insurance)	391	40,551
PTC, Inc.* (Software)	52	9,098
Public Service Enterprise Group, Inc. (Multi-Utilities)	541	33,082
Public Storage (Specialized REITs)	100	30,500
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	106	11,937
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	579	83,741
Quanta Services, Inc. (Construction & Engineering)	49	10,574
Quest Diagnostics, Inc. (Health Care Providers & Services)	122	16,821
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	19	2,740
Raymond James Financial, Inc. (Capital Markets)	204	22,746
Realty Income Corp. (Retail REITs)	784	45,017
Regency Centers Corp. (Retail REITs)	178	11,926
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	45	39,523
Regions Financial Corp. (Banks)	1,010	19,574
Republic Services, Inc. (Commercial Services & Supplies)	95	15,666
ResMed, Inc. (Health Care Equipment & Supplies)	160	27,523
Revvity, Inc. (Life Sciences Tools & Services)	134	14,648
Robert Half, Inc. (Professional Services)	115	10,111
Rockwell Automation, Inc. (Electrical Equipment)	65	20,181
Rollins, Inc. (Commercial Services & Supplies)	174	7,599
Roper Technologies, Inc. (Software)	66	35,982
RTX Corp. (Aerospace & Defense)	1,559	131,174
S&P Global, Inc. (Capital Markets)	197	86,782
SBA Communications Corp. (Specialized REITs)	70	17,758
Schlumberger N.V. (Energy Equipment & Services)	1,549	80,610
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	124	10,586
Sempra (Multi-Utilities)	681	50,892

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 109

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	223	$31,809
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	173	19,449
Snap-on, Inc. (Machinery)	31	8,954
Southwest Airlines Co. (Passenger Airlines)	646	18,657
Stanley Black & Decker, Inc. (Machinery)	166	16,285
Starbucks Corp. (Hotels, Restaurants & Leisure)	507	48,677
State Street Corp. (Capital Markets)	335	25,949
Steel Dynamics, Inc. (Metals & Mining)	61	7,204
STERIS PLC (Health Care Equipment & Supplies)	47	10,333
Stryker Corp. (Health Care Equipment & Supplies)	132	39,529
Synchrony Financial (Consumer Finance)	449	17,147
Sysco Corp. (Consumer Staples Distribution & Retail)	547	40,002
T. Rowe Price Group, Inc. (Capital Markets)	242	26,061
Take-Two Interactive Software, Inc.* (Entertainment)	86	13,842
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	249	9,166
Target Corp. (Consumer Staples Distribution & Retail)	500	71,210
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	206	28,943
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	51	22,761
Teleflex, Inc. (Health Care Equipment & Supplies)	51	12,716
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	166	18,014
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	620	105,685
Textron, Inc. (Aerospace & Defense)	213	17,129
The AES Corp. (Independent Power and Renewable Electricity Producers)	727	13,995
The Allstate Corp. (Insurance)	284	39,754
The Bank of New York Mellon Corp. (Capital Markets)	834	43,410
The Boeing Co.* (Aerospace & Defense)	345	89,928
The Charles Schwab Corp. (Capital Markets)	1,613	110,974
The Cigna Group (Health Care Providers & Services)	316	94,626
The Clorox Co. (Household Products)	134	19,107
The Coca-Cola Co. (Beverages)	2,574	151,686
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	31	11,732
The Estee Lauder Cos., Inc. (Personal Care Products)	252	36,855
The Goldman Sachs Group, Inc. (Capital Markets)	354	136,562
The Hartford Financial Services Group, Inc. (Insurance)	326	26,204
The Hershey Co. (Food Products)	101	18,830
The Home Depot, Inc. (Specialty Retail)	682	236,346
The Interpublic Group of Cos., Inc. (Media)	415	13,546
The JM Smucker Co. (Food Products)	115	14,534
The Kraft Heinz Co. (Food Products)	865	31,988
The Kroger Co. (Consumer Staples Distribution & Retail)	718	32,820
The Mosaic Co. (Chemicals)	354	12,648
The PNC Financial Services Group, Inc. (Banks)	432	66,895
The Procter & Gamble Co. (Household Products)	1,559	228,455
The Progressive Corp. (Insurance)	316	50,332
The Sherwin-Williams Co. (Chemicals)	128	39,923
The Southern Co. (Electric Utilities)	1,183	82,952
The TJX Cos., Inc. (Specialty Retail)	434	40,714
The Travelers Cos., Inc. (Insurance)	248	47,242
The Walt Disney Co. (Entertainment)	1,983	179,045
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	805	28,038
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	260	138,006
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	552	88,502
Tractor Supply Co. (Specialty Retail)	68	14,622
Trane Technologies PLC (Building Products)	77	18,780
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	270	14,364
Truist Financial Corp. (Banks)	1,446	53,386
Tyson Foods, Inc.—Class A (Food Products)	309	16,609
U.S. Bancorp (Banks)	1,688	73,057
UDR, Inc. (Residential REITs)	328	12,559
Ulta Beauty, Inc.* (Specialty Retail)	18	8,820
Union Pacific Corp. (Ground Transportation)	364	89,405
United Airlines Holdings, Inc.* (Passenger Airlines)	355	14,647
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	783	123,111
UnitedHealth Group, Inc. (Health Care Providers & Services)	622	327,464
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	66	10,061
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	369	47,970
Ventas, Inc. (Health Care REITs)	436	21,730
Veralto Corp. (Commercial Services & Supplies)	238	19,578
VeriSign, Inc.* (IT Services)	50	10,298
Verisk Analytics, Inc. (Professional Services)	71	16,959
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,557	171,798
Vertex Pharmaceuticals, Inc.* (Biotechnology)	101	41,096
VF Corp. (Textiles, Apparel & Luxury Goods)	359	6,749
Viatris, Inc. (Pharmaceuticals)	1,303	14,111
VICI Properties, Inc. (Specialized REITs)	1,121	35,737
Visa, Inc.—Class A (Financial Services)	587	152,825
Vulcan Materials Co. (Construction Materials)	52	11,804
W.R. Berkley Corp. (Insurance)	221	15,629
W.W. Grainger, Inc. (Trading Companies & Distributors)	12	9,944
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	778	20,314
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,547	243,884
Warner Bros. Discovery, Inc.* (Entertainment)	2,406	27,380
Waste Management, Inc. (Commercial Services & Supplies)	211	37,790

See accompanying notes to financial statements.

110 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	40	$13,169
WEC Energy Group, Inc. (Multi-Utilities)	342	28,786
Wells Fargo & Co. (Banks)	3,937	193,779
Welltower, Inc. (Health Care REITs)	599	54,012
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	352	18,434
Westinghouse Air Brake Technologies Corp. (Machinery)	194	24,619
Westrock Co. (Containers & Packaging)	278	11,543
Weyerhaeuser Co. (Specialized REITs)	792	27,538
Whirlpool Corp. (Household Durables)	59	7,184
Willis Towers Watson PLC (Insurance)	112	27,014
Xcel Energy, Inc. (Electric Utilities)	597	36,960
Xylem, Inc. (Machinery)	261	29,848
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	164	21,428
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	56	15,306
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	226	27,504
Zions Bancorp NA (Banks)	161	7,063
Zoetis, Inc. (Pharmaceuticals)	223	44,014
TOTAL COMMON STOCKS (Cost $15,500,444)		20,274,857

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $42,024	$42,000	$42,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,000)		42,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	4,650	$4,650
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,650)		4,650
TOTAL INVESTMENT SECURITIES (Cost $15,547,094)—100.1%		20,321,507
Net other assets (liabilities)—(0.1)%		(22,707)
NET ASSETS—100.0%		$20,298,800

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $4,437.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 111

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$546,503	2.7%
Air Freight & Logistics	210,171	1.0%
Automobile Components	36,686	0.2%
Automobiles	105,283	0.5%
Banks	1,414,803	6.9%
Beverages	434,222	2.1%
Biotechnology	633,121	3.1%
Broadline Retail	30,475	0.2%
Building Products	107,509	0.5%
Capital Markets	1,028,286	5.1%
Chemicals	495,754	2.5%
Commercial Services & Supplies	105,945	0.5%
Communications Equipment	267,512	1.3%
Construction & Engineering	10,574	0.1%
Construction Materials	23,279	0.1%
Consumer Finance	120,251	0.6%
Consumer Staples Distribution & Retail	656,191	3.2%
Containers & Packaging	93,296	0.5%
Distributors	42,088	0.2%
Diversified Telecommunication Services	301,893	1.4%
Electric Utilities	652,173	3.2%
Electrical Equipment	155,059	0.8%
Electronic Equipment, Instruments & Components	192,785	0.9%
Energy Equipment & Services	153,002	0.8%
Entertainment	240,652	1.2%
Financial Services	1,163,796	5.7%
Food Products	317,154	1.6%
Gas Utilities	18,660	0.1%
Ground Transportation	202,027	1.0%
Health Care Equipment & Supplies	792,112	3.9%
Health Care Providers & Services	988,300	4.8%
Health Care REITs	87,503	0.4%
Hotel & Resort REITs	5,977	NM
Hotels, Restaurants & Leisure	275,013	1.4%
Household Durables	40,589	0.2%
Household Products	349,094	1.7%
Independent Power and Renewable Electricity Producers	13,995	0.1%
Industrial Conglomerates	301,083	1.5%
Industrial REITs	133,567	0.7%
Insurance	687,304	3.4%
Interactive Media & Services	10,768	0.1%
IT Services	344,380	1.7%
Leisure Products	7,199	NM
Life Sciences Tools & Services	479,241	2.4%
Machinery	399,062	2.0%
Media	278,981	1.4%
Metals & Mining	109,291	0.5%
Multi-Utilities	284,373	1.4%
Office REITs	32,568	0.2%
Oil, Gas & Consumable Fuels	1,145,610	5.6%
Passenger Airlines	55,424	0.3%
Personal Care Products	77,095	0.4%
Pharmaceuticals	945,239	4.7%
Professional Services	191,762	0.9%
Real Estate Management & Development	52,835	0.3%
Residential REITs	131,561	0.6%
Retail REITs	112,339	0.6%
Semiconductors & Semiconductor Equipment	705,982	3.5%
Software	100,564	0.5%
Specialized REITs	347,122	1.7%
Specialty Retail	511,782	2.5%
Technology Hardware, Storage & Peripherals	93,638	0.5%
Textiles, Apparel & Luxury Goods	100,842	0.5%
Tobacco	177,137	0.9%
Trading Companies & Distributors	30,023	0.1%
Water Utilities	27,850	0.1%
Wireless Telecommunication Services	88,502	0.4%
Other**	23,943	0.1%
Total	$20,298,800	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

112 :: ProFund VP Materials† :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (98.8%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	3,327	$910,933
Albemarle Corp. (Chemicals)	1,771	255,874
Amcor PLC (Containers & Packaging)	21,829	210,432
Avery Dennison Corp. (Containers & Packaging)	1,216	245,827
Ball Corp. (Containers & Packaging)	4,762	273,910
Celanese Corp. (Chemicals)	1,513	235,075
CF Industries Holdings, Inc. (Chemicals)	2,886	229,437
Corteva, Inc. (Chemicals)	10,643	510,013
Dow, Inc. (Chemicals)	10,593	580,920
DuPont de Nemours, Inc. (Chemicals)	6,495	499,660
Eastman Chemical Co. (Chemicals)	1,791	160,868
Ecolab, Inc. (Chemicals)	3,801	753,928
FMC Corp. (Chemicals)	1,884	118,786
Freeport-McMoRan, Inc. (Metals & Mining)	21,478	914,318
International Flavors & Fragrances, Inc. (Chemicals)	3,855	312,139
International Paper Co. (Containers & Packaging)	5,226	188,920
Linde PLC (Chemicals)	7,263	2,982,986
LyondellBasell Industries N.V.—Class A (Chemicals)	3,870	367,960
Martin Marietta Materials, Inc. (Construction Materials)	933	465,483
Newmont Corp. (Metals & Mining)	15,831	655,245
Nucor Corp. (Metals & Mining)	3,718	647,081
Packaging Corp. of America (Containers & Packaging)	1,355	220,743
PPG Industries, Inc. (Chemicals)	3,561	532,548
Steel Dynamics, Inc. (Metals & Mining)	2,297	271,276
The Mosaic Co. (Chemicals)	4,936	176,363
The Sherwin-Williams Co. (Chemicals)	3,527	1,100,071
Vulcan Materials Co. (Construction Materials)	2,007	455,609
Westrock Co. (Containers & Packaging)	3,872	160,765
TOTAL COMMON STOCKS (Cost $5,869,728)		14,437,170

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $227,131	$227,000	$227,000
TOTAL REPURCHASE AGREEMENTS (Cost $227,000)		227,000
TOTAL INVESTMENT SECURITIES (Cost $6,096,728)—100.4%		14,664,170
Net other assets (liabilities)—(0.4)%		(54,614)
NET ASSETS—100.0%		$14,609,556

†	As described in Note 1, effective March 17, 2023, this ProFund VP’s name changed due to a change to its underlying benchmark index.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$181,792	$(1,636)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Chemicals	$9,727,561	66.6%
Construction Materials	921,092	6.3%
Containers & Packaging	1,300,597	8.9%
Metals & Mining	2,487,920	17.0%
Other**	172,386	1.2%
Total	$14,609,556	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap :: 113

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $10,379,967	$10,374,000	$10,374,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,374,000)		10,374,000
TOTAL INVESTMENT SECURITIES (Cost $10,374,000)—100.4%		10,374,000
Net other assets (liabilities)—(0.4)%		(39,101)
NET ASSETS—100.0%		$10,334,899

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $1,248,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	3/18/24	$1,404,750	$84,150

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/29/24	5.83%	$3,827,260	$(36,763)
S&P MidCap 400	UBS AG	1/29/24	5.68%	5,099,675	(48,960)
				$8,926,935	$(85,723)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

114 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,088	$84,602
Acuity Brands, Inc. (Electrical Equipment)	186	38,098
Advanced Drainage Systems, Inc. (Building Products)	808	113,637
AECOM (Construction & Engineering)	752	69,507
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	292	8,839
Amedisys, Inc.* (Health Care Providers & Services)	161	15,305
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,328	29,170
AptarGroup, Inc. (Containers & Packaging)	457	56,494
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,262	38,617
Aspen Technology, Inc.* (Software)	165	36,325
Autoliv, Inc. (Automobile Components)	530	58,401
Avis Budget Group, Inc. (Ground Transportation)	217	38,465
Axalta Coating Systems, Ltd.* (Chemicals)	2,596	88,186
Azenta, Inc.* (Life Sciences Tools & Services)	453	29,508
Bank OZK (Banks)	646	32,190
BellRing Brands, Inc.* (Personal Care Products)	822	45,563
Blackbaud, Inc.* (Software)	316	27,397
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	820	51,340
Brixmor Property Group, Inc. (Retail REITs)	1,559	36,277
Bruker Corp. (Life Sciences Tools & Services)	657	48,276
Brunswick Corp. (Leisure Products)	495	47,891
Burlington Stores, Inc.* (Specialty Retail)	458	89,072
BWX Technologies, Inc. (Aerospace & Defense)	1,078	82,715
Cabot Corp. (Chemicals)	437	36,490
CACI International, Inc.*—Class A (Professional Services)	97	31,414
Calix, Inc.* (Communications Equipment)	339	14,811
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	658	33,058
Carlisle Cos., Inc. (Building Products)	574	179,334
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	441	121,160
Celsius Holdings, Inc.* (Beverages)	1,749	95,356
ChampionX Corp. (Energy Equipment & Services)	1,538	44,925
Chart Industries, Inc.* (Machinery)	495	67,483
Chemed Corp. (Health Care Providers & Services)	107	62,568
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	145	16,429
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	486	80,788
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	801	108,078
Ciena Corp.* (Communications Equipment)	714	32,137
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	362	30,115
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	1,008	68,927
Clean Harbors, Inc.* (Commercial Services & Supplies)	594	103,659
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,872	37,440
Coca-Cola Consolidated, Inc. (Beverages)	56	51,990
Cognex Corp. (Electronic Equipment, Instruments & Components)	894	37,316
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	195	15,510
Comfort Systems USA, Inc. (Construction & Engineering)	422	86,793
Commerce Bancshares, Inc. (Banks)	574	30,657
CommVault Systems, Inc.* (Software)	310	24,754
COPT Defense Properties (Office REITs)	517	13,251
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	917	37,056
Coty, Inc.*—Class A (Personal Care Products)	4,416	54,847
Crane Co. (Machinery)	576	68,049
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	715	66,788
Crown Holdings, Inc. (Containers & Packaging)	670	61,701
CubeSmart (Specialized REITs)	1,458	67,577
Cullen/Frost Bankers, Inc. (Banks)	318	34,500
Curtiss-Wright Corp. (Aerospace & Defense)	293	65,277
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	303	202,535
Dick's Sporting Goods, Inc. (Specialty Retail)	385	56,576
Dolby Laboratories, Inc.—Class A (Software)	400	34,472
Donaldson Co., Inc. (Machinery)	811	52,999
Doximity, Inc.*—Class A (Health Care Technology)	696	19,516
Dropbox, Inc.*—Class A (Software)	3,020	89,030
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	719	39,401
Dynatrace, Inc.* (Software)	2,813	153,843
Eagle Materials, Inc. (Construction Materials)	412	83,570
East West Bancorp, Inc. (Banks)	898	64,611
EastGroup Properties, Inc. (Industrial REITs)	339	62,221
EMCOR Group, Inc. (Construction & Engineering)	555	119,564
Encompass Health Corp. (Health Care Providers & Services)	532	35,495
EnerSys (Electrical Equipment)	205	20,697
EPR Properties (Specialized REITs)	550	26,648
Equitable Holdings, Inc. (Financial Services)	1,988	66,200
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,096	21,337
Equity LifeStyle Properties, Inc. (Residential REITs)	1,407	99,250
Erie Indemnity Co.—Class A (Insurance)	171	57,271
Esab Corp. (Machinery)	669	57,949
Essential Utilities, Inc. (Water Utilities)	1,422	53,112
Euronet Worldwide, Inc.* (Financial Services)	279	28,316
Evercore, Inc. (Capital Markets)	283	48,407
Exelixis, Inc.* (Biotechnology)	3,668	87,995
ExlService Holdings, Inc.* (Professional Services)	1,108	34,182
Exponent, Inc. (Professional Services)	304	26,764
First Financial Bankshares, Inc. (Banks)	605	18,332

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 115

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Industrial REITs)	748	$39,397
FirstCash Holdings, Inc. (Consumer Finance)	437	47,366
Five Below, Inc.* (Specialty Retail)	657	140,046
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	1,257	140,231
Flowserve Corp. (Machinery)	695	28,648
Fortune Brands Innovations, Inc. (Building Products)	595	45,303
Fox Factory Holding Corp.* (Automobile Components)	189	12,754
FTI Consulting, Inc.* (Professional Services)	419	83,444
Gaming & Leisure Properties, Inc. (Specialized REITs)	1,354	66,819
GATX Corp. (Trading Companies & Distributors)	154	18,514
Gentex Corp. (Automobile Components)	1,761	57,514
GoDaddy, Inc.*—Class A (IT Services)	1,661	176,332
Graco, Inc. (Machinery)	1,993	172,912
Grand Canyon Education, Inc.* (Diversified Consumer Services)	349	46,082
GXO Logistics, Inc.* (Air Freight & Logistics)	884	54,065
H&R Block, Inc. (Diversified Consumer Services)	1,698	82,132
Haemonetics Corp.* (Health Care Equipment & Supplies)	359	30,698
Halozyme Therapeutics, Inc.* (Biotechnology)	1,557	57,547
Hancock Whitney Corp. (Banks)	529	25,704
HealthEquity, Inc.* (Health Care Providers & Services)	515	34,145
Hexcel Corp. (Aerospace & Defense)	486	35,843
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	521	20,934
Houlihan Lokey, Inc. (Capital Markets)	609	73,025
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	522	68,074
IDACORP, Inc. (Electric Utilities)	233	22,909
Inari Medical, Inc.* (Health Care Equipment & Supplies)	345	22,397
Ingredion, Inc. (Food Products)	276	29,955
Insperity, Inc. (Professional Services)	209	24,499
Interactive Brokers Group, Inc. (Capital Markets)	744	61,678
International Bancshares Corp. (Banks)	271	14,721
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	156	16,932
Iridium Communications, Inc. (Diversified Telecommunication Services)	729	30,006
ITT, Inc. (Machinery)	969	115,621
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	313	38,499
KB Home (Household Durables)	451	28,169
KBR, Inc. (Professional Services)	732	40,560
Kinsale Capital Group, Inc. (Insurance)	260	87,076
Kirby Corp.* (Marine Transportation)	293	22,995
Knife River Corp.* (Construction Materials)	473	31,303
Lamar Advertising Co.—Class A (Specialized REITs)	599	63,662
Lancaster Colony Corp. (Food Products)	116	19,301
Landstar System, Inc. (Ground Transportation)	289	55,965
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	808	50,096
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,628	112,316
Lennox International, Inc. (Building Products)	378	169,163
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,062	87,201
Lincoln Electric Holdings, Inc. (Machinery)	675	146,786
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	205	54,850
LivaNova PLC* (Health Care Equipment & Supplies)	235	12,159
Livent Corp.* (Chemicals)	1,299	23,356
Louisiana-Pacific Corp. (Paper & Forest Products)	492	34,848
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	403	37,459
Manhattan Associates, Inc.* (Software)	726	156,321
Masimo Corp.* (Health Care Equipment & Supplies)	325	38,093
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,308	74,373
Mattel, Inc.* (Leisure Products)	1,832	34,588
Maximus, Inc. (Professional Services)	524	43,943
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	275	84,296
MGIC Investment Corp. (Financial Services)	1,242	23,958
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	363	37,342
Morningstar, Inc. (Capital Markets)	307	87,875
MP Materials Corp.* (Metals & Mining)	678	13,458
MSA Safety, Inc. (Commercial Services & Supplies)	437	73,779
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	295	29,872
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	744	31,739
Murphy USA, Inc. (Specialty Retail)	229	81,652
National Storage Affiliates Trust (Specialized REITs)	446	18,496
Neurocrine Biosciences, Inc.* (Biotechnology)	1,159	152,709
NewMarket Corp. (Chemicals)	82	44,758
NNN REIT, Inc. (Retail REITs)	795	34,265
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	245	41,260
nVent Electric PLC (Electrical Equipment)	1,957	115,639
Olin Corp. (Chemicals)	593	31,992
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	729	55,324
Omega Healthcare Investors, Inc. (Health Care REITs)	1,183	36,271
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	580	88,682
Option Care Health, Inc.* (Health Care Providers & Services)	1,149	38,710
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,995	131,540
Owens Corning (Building Products)	1,048	155,345
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,475	37,868

See accompanying notes to financial statements.

116 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Paylocity Holding Corp.* (Professional Services)	509	$83,908
Penumbra, Inc.* (Health Care Equipment & Supplies)	455	114,452
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	4,900	66,640
Pinnacle Financial Partners, Inc. (Banks)	372	32,446
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,009	73,657
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	335	27,507
Primerica, Inc. (Insurance)	414	85,185
Progyny, Inc.*(a) (Health Care Providers & Services)	983	36,548
Qualys, Inc.* (Software)	435	85,382
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,269	86,609
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,846	86,632
Rayonier, Inc. (Specialized REITs)	610	20,380
RBC Bearings, Inc.* (Machinery)	344	98,002
Reliance Steel & Aluminum Co. (Metals & Mining)	678	189,623
RenaissanceRe Holdings, Ltd. (Insurance)	340	66,640
Repligen Corp.* (Life Sciences Tools & Services)	613	110,218
Rexford Industrial Realty, Inc. (Industrial REITs)	972	54,529
RH* (Specialty Retail)	83	24,193
RLI Corp. (Insurance)	308	41,001
Royal Gold, Inc. (Metals & Mining)	404	48,868
RPM International, Inc. (Chemicals)	821	91,648
Saia, Inc.* (Ground Transportation)	314	137,601
Science Applications International Corp. (Professional Services)	218	27,102
SEI Investments Co. (Capital Markets)	590	37,495
Selective Insurance Group, Inc. (Insurance)	393	39,096
Service Corp. International (Diversified Consumer Services)	889	60,852
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	436	83,084
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	376	49,734
Simpson Manufacturing Co., Inc. (Building Products)	503	99,584
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,576	98,248
SLM Corp. (Consumer Finance)	1,066	20,382
Sotera Health Co.* (Life Sciences Tools & Services)	1,165	19,630
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,995	85,117
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	490	23,574
STAG Industrial, Inc. (Industrial REITs)	1,071	42,047
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	547	155,490
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	189	21,561
Tempur Sealy International, Inc. (Household Durables)	2,031	103,520
Teradata Corp.* (Software)	1,155	50,254
Terex Corp. (Machinery)	444	25,512
Tetra Tech, Inc. (Commercial Services & Supplies)	628	104,832
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	788	96,316
The Boston Beer Co., Inc.*—Class A (Beverages)	52	17,971
The Brink's Co. (Commercial Services & Supplies)	532	46,789
The Carlyle Group, Inc. (Capital Markets)	1,226	49,886
The Middleby Corp.* (Machinery)	317	46,653
The New York Times Co.—Class A (Media)	1,929	94,502
The Scotts Miracle-Gro Co. (Chemicals)	186	11,858
The Timken Co. (Machinery)	299	23,965
The Toro Co. (Machinery)	588	56,442
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,062	20,688
TKO Group Holdings, Inc. (Entertainment)	304	24,800
Toll Brothers, Inc. (Household Durables)	1,269	130,441
TopBuild Corp.* (Household Durables)	376	140,722
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	598	23,376
Trex Co., Inc.* (Building Products)	1,281	106,054
UFP Industries, Inc. (Building Products)	730	91,652
United Therapeutics Corp.* (Biotechnology)	249	54,753
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	513	98,116
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	297	63,401
Valaris, Ltd.* (Energy Equipment & Services)	739	50,673
Valvoline, Inc.* (Specialty Retail)	1,636	61,481
Visteon Corp.* (Automobile Components)	148	18,485
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,964	152,693
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,820	62,881
Voya Financial, Inc. (Financial Services)	493	35,969
Watsco, Inc. (Trading Companies & Distributors)	399	170,959
Watts Water Technologies, Inc.—Class A (Machinery)	323	67,294
Weatherford International PLC* (Energy Equipment & Services)	851	83,254
Westlake Corp. (Chemicals)	378	52,905
WEX, Inc.* (Financial Services)	504	98,054
Williams-Sonoma, Inc. (Specialty Retail)	756	152,545
Wingstop, Inc. (Hotels, Restaurants & Leisure)	348	89,290
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	693	30,152
Woodward, Inc. (Aerospace & Defense)	713	97,061
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	646	51,945
XPO, Inc.* (Ground Transportation)	644	56,408
YETI Holdings, Inc.* (Leisure Products)	656	33,968
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,151	21,282
TOTAL COMMON STOCKS (Cost $11,303,377)		14,907,032

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 117

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $67,038	$67,000	$67,000
TOTAL REPURCHASE AGREEMENTS (Cost $67,000)		67,000

Collateral for Securities Loaned(c) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	124,867	$124,867
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $124,867)		124,867
TOTAL INVESTMENT SECURITIES (Cost $11,495,244)—101.1%		15,098,899
Net other assets (liabilities)—(1.1)%		(163,053)
NET ASSETS—100.0%		$14,935,846

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $120,458.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$280,896	1.9%
Air Freight & Logistics	54,065	0.4%
Automobile Components	147,154	1.0%
Banks	253,161	1.7%
Beverages	165,317	1.1%
Biotechnology	391,621	2.6%
Broadline Retail	55,324	0.4%
Building Products	960,072	6.4%
Capital Markets	358,366	2.4%
Chemicals	381,193	2.5%
Commercial Services & Supplies	329,059	2.2%
Communications Equipment	46,948	0.3%
Construction & Engineering	275,864	1.8%
Construction Materials	114,873	0.8%
Consumer Finance	67,748	0.5%
Consumer Staples Distribution & Retail	144,734	1.0%
Containers & Packaging	118,195	0.8%
Diversified Consumer Services	189,066	1.3%
Diversified Telecommunication Services	30,006	0.2%
Electric Utilities	22,909	0.2%
Electrical Equipment	174,434	1.2%
Electronic Equipment, Instruments & Components	213,239	1.4%
Energy Equipment & Services	178,852	1.2%
Entertainment	24,800	0.2%
Financial Services	252,497	1.7%
Food Products	49,256	0.3%
Ground Transportation	288,439	1.9%
Health Care Equipment & Supplies	350,979	2.3%
Health Care Providers & Services	307,373	2.1%
Health Care REITs	36,271	0.2%
Health Care Technology	19,516	0.1%
Hotel & Resort REITs	37,868	0.3%
Hotels, Restaurants & Leisure	770,729	5.1%
Household Durables	402,852	2.7%
Independent Power and Renewable Electricity Producers	152,693	0.9%
Industrial REITs	198,194	1.3%
Insurance	376,269	2.5%
Interactive Media & Services	21,282	0.1%
IT Services	176,332	1.2%
Leisure Products	116,447	0.8%
Life Sciences Tools & Services	291,928	2.0%
Machinery	1,028,315	6.9%
Marine Transportation	22,995	0.2%
Media	94,502	0.6%
Metals & Mining	251,949	1.7%
Office REITs	13,251	0.1%
Oil, Gas & Consumable Fuels	753,104	5.0%
Paper & Forest Products	34,848	0.2%
Personal Care Products	100,410	0.7%
Pharmaceuticals	38,499	0.3%
Professional Services	395,816	2.7%
Residential REITs	99,250	0.7%
Retail REITs	70,542	0.5%
Semiconductors & Semiconductor Equipment	628,432	4.2%
Software	657,778	4.5%
Specialized REITs	263,582	1.7%
Specialty Retail	745,796	5.0%
Technology Hardware, Storage & Peripherals	155,490	1.0%
Textiles, Apparel & Luxury Goods	416,139	2.8%
Trading Companies & Distributors	256,401	1.7%
Water Utilities	53,112	0.4%
Other**	28,814	0.1%
Total	$14,935,846	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

118 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.4%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	147	$30,110
Adient PLC* (Automobile Components)	914	33,233
AECOM (Construction & Engineering)	731	67,566
Affiliated Managers Group, Inc. (Capital Markets)	330	49,969
AGCO Corp. (Machinery)	606	73,574
Agree Realty Corp. (Retail REITs)	980	61,691
Alcoa Corp. (Metals & Mining)	1,740	59,160
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	452	13,682
ALLETE, Inc. (Electric Utilities)	561	34,311
Ally Financial, Inc. (Consumer Finance)	2,647	92,433
Amedisys, Inc.* (Health Care Providers & Services)	185	17,586
American Financial Group, Inc. (Insurance)	638	75,852
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,006	33,471
Annaly Capital Management, Inc. (Mortgage REITs)	4,877	94,468
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,396	17,492
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,755	62,483
Apartment Income REIT Corp. (Residential REITs)	1,433	49,768
AptarGroup, Inc. (Containers & Packaging)	263	32,512
Aramark (Hotels, Restaurants & Leisure)	2,545	71,514
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	529	64,669
ASGN, Inc.* (Professional Services)	460	44,238
Ashland, Inc. (Chemicals)	499	42,071
Aspen Technology, Inc.* (Software)	137	30,160
Associated Banc-Corp. (Banks)	1,450	31,016
Autoliv, Inc. (Automobile Components)	292	32,175
AutoNation, Inc.* (Specialty Retail)	253	37,996
Avient Corp. (Chemicals)	889	36,956
Avnet, Inc. (Electronic Equipment, Instruments & Components)	883	44,503
Azenta, Inc.* (Life Sciences Tools & Services)	211	13,745
Bank OZK (Banks)	492	24,516
Belden, Inc. (Electronic Equipment, Instruments & Components)	406	31,364
BellRing Brands, Inc.* (Personal Care Products)	602	33,369
Berry Global Group, Inc. (Containers & Packaging)	1,152	77,634
BJ's Wholesale Club Holdings, Inc.* (Household Products)	1,304	86,925
Black Hills Corp. (Multi-Utilities)	663	35,769
Blackbaud, Inc.* (Software)	160	13,872
Brighthouse Financial, Inc.* (Insurance)	626	33,128
Brixmor Property Group, Inc. (Retail REITs)	1,642	38,209
Bruker Corp. (Life Sciences Tools & Services)	362	26,599
Brunswick Corp. (Leisure Products)	262	25,349
Burlington Stores, Inc.* (Specialty Retail)	253	49,203
Cable One, Inc. (Media)	45	25,047
Cabot Corp. (Chemicals)	178	14,863
CACI International, Inc.*—Class A (Professional Services)	137	44,369
Cadence Bank (Banks)	1,781	52,700
Calix, Inc.* (Communications Equipment)	292	12,757
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	590	29,642
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	359	26,886
ChampionX Corp. (Energy Equipment & Services)	627	18,315
Chemed Corp. (Health Care Providers & Services)	59	34,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,086	83,557
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	124	14,049
Ciena Corp.* (Communications Equipment)	850	38,259
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	226	18,801
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,923	100,527
CNO Financial Group, Inc. (Insurance)	1,094	30,523
Cognex Corp. (Electronic Equipment, Instruments & Components)	940	39,236
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,285	55,936
Columbia Banking System, Inc. (Banks)	2,034	54,267
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	174	13,840
Commerce Bancshares, Inc. (Banks)	683	36,479
Commercial Metals Co. (Metals & Mining)	1,140	57,046
CommVault Systems, Inc.* (Software)	170	13,575
Concentrix Corp. (Professional Services)	461	45,275
COPT Defense Properties (Office REITs)	670	17,172
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	572	23,115
Cousins Properties, Inc. (Office REITs)	1,480	36,038
Crane NXT Co. (Electronic Equipment, Instruments & Components)	470	26,729
Crown Holdings, Inc. (Containers & Packaging)	623	57,372
CubeSmart (Specialized REITs)	987	45,747
Cullen/Frost Bankers, Inc. (Banks)	362	39,273
Curtiss-Wright Corp. (Aerospace & Defense)	131	29,185
Darling Ingredients, Inc.* (Food Products)	1,556	77,550
Dick's Sporting Goods, Inc. (Specialty Retail)	281	41,293
Dolby Laboratories, Inc.—Class A (Software)	249	21,459
Donaldson Co., Inc. (Machinery)	506	33,067
Doximity, Inc.*—Class A (Health Care Technology)	576	16,151
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	350	19,180
East West Bancorp, Inc. (Banks)	632	45,472
EastGroup Properties, Inc. (Industrial REITs)	171	31,385
Encompass Health Corp. (Health Care Providers & Services)	538	35,895
EnerSys (Electrical Equipment)	224	22,615
Enovis Corp.* (Health Care Equipment & Supplies)	485	27,170
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,672	40,228
EPR Properties (Specialized REITs)	279	13,518
Equitable Holdings, Inc. (Financial Services)	1,458	48,551
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,496	25,409
Equity LifeStyle Properties, Inc. (Residential REITs)	654	46,133
Erie Indemnity Co.—Class A (Insurance)	102	34,162

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 119

Common Stocks, continued

	Shares	Value
Essent Group, Ltd. (Financial Services)	1,042	$54,955
Essential Utilities, Inc. (Water Utilities)	1,274	47,584
Euronet Worldwide, Inc.* (Financial Services)	196	19,892
Evercore, Inc. (Capital Markets)	105	17,960
ExlService Holdings, Inc.* (Professional Services)	692	21,348
Exponent, Inc. (Professional Services)	242	21,306
F.N.B. Corp. (Banks)	3,501	48,209
Federated Hermes, Inc. (Capital Markets)	841	28,476
Fidelity National Financial, Inc. (Insurance)	2,521	128,620
First American Financial Corp. (Insurance)	1,006	64,827
First Financial Bankshares, Inc. (Banks)	752	22,786
First Horizon Corp. (Banks)	5,451	77,186
First Industrial Realty Trust, Inc. (Industrial REITs)	671	35,342
Flowers Foods, Inc. (Food Products)	1,874	42,184
Flowserve Corp. (Machinery)	704	29,019
Fluor Corp.* (Construction & Engineering)	1,661	65,061
Fortune Brands Innovations, Inc. (Building Products)	737	56,115
Fox Factory Holding Corp.* (Automobile Components)	256	17,275
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,157	54,658
GameStop Corp.*(a)—Class A (Specialty Retail)	2,619	45,911
Gaming & Leisure Properties, Inc. (Specialized REITs)	1,484	73,236
GATX Corp. (Trading Companies & Distributors)	218	26,208
Genpact, Ltd. (Professional Services)	1,628	56,507
Gentex Corp. (Automobile Components)	819	26,749
Glacier Bancorp, Inc. (Banks)	1,081	44,667
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,125	59,952
Graham Holdings Co.—Class B (Diversified Consumer Services)	35	24,378
Graphic Packaging Holding Co. (Containers & Packaging)	2,986	73,605
Greif, Inc.—Class A (Containers & Packaging)	248	16,266
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	968	26,097
GXO Logistics, Inc.* (Air Freight & Logistics)	429	26,238
Haemonetics Corp.* (Health Care Equipment & Supplies)	198	16,931
Hancock Whitney Corp. (Banks)	403	19,582
Harley-Davidson, Inc. (Automobiles)	1,236	45,534
Healthcare Realty Trust, Inc. (Health Care REITs)	3,715	64,009
HealthEquity, Inc.* (Health Care Providers & Services)	409	27,117
Helen of Troy, Ltd.* (Household Durables)	232	28,028
Hertz Global Holdings, Inc.* (Ground Transportation)	1,292	13,424
Hexcel Corp. (Aerospace & Defense)	418	30,828
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,528	84,911
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	264	10,608
Home BancShares, Inc. (Banks)	1,830	46,354
IDACORP, Inc. (Electric Utilities)	301	29,594
Inari Medical, Inc.* (Health Care Equipment & Supplies)	215	13,958
Independence Realty Trust, Inc. (Residential REITs)	2,192	33,538
Ingredion, Inc. (Food Products)	407	44,172
Insperity, Inc. (Professional Services)	172	20,162
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	664	28,917
Interactive Brokers Group, Inc. (Capital Markets)	428	35,481
International Bancshares Corp. (Banks)	297	16,133
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	159	17,258
Iridium Communications, Inc. (Diversified Telecommunication Services)	604	24,861
Janus Henderson Group PLC (Capital Markets)	1,292	38,954
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	356	43,788
Jefferies Financial Group, Inc. (Capital Markets)	1,642	66,353
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	464	87,636
KB Home (Household Durables)	373	23,298
KBR, Inc. (Professional Services)	711	39,397
Kemper Corp. (Insurance)	588	28,618
Kilroy Realty Corp. (Office REITs)	1,041	41,473
Kirby Corp.* (Marine Transportation)	334	26,212
Kite Realty Group Trust (Retail REITs)	2,140	48,920
Knife River Corp.* (Construction Materials)	160	10,589
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,573	90,683
Kyndryl Holdings, Inc.* (IT Services)	2,238	46,506
Lamar Advertising Co.—Class A (Specialized REITs)	359	38,155
Lancaster Colony Corp. (Food Products)	103	17,138
Landstar System, Inc. (Ground Transportation)	112	21,689
Lear Corp. (Automobile Components)	568	80,207
Leggett & Platt, Inc. (Household Durables)	1,301	34,047
Lithia Motors, Inc. (Specialty Retail)	268	88,247
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	73	19,532
LivaNova PLC* (Health Care Equipment & Supplies)	331	17,126
Livent Corp.* (Chemicals)	691	12,424
Louisiana-Pacific Corp. (Paper & Forest Products)	219	15,512
Lumentum Holdings, Inc.* (Communications Equipment)	653	34,230
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	195	18,125
Macy's, Inc. (Broadline Retail)	2,669	53,700
ManpowerGroup, Inc. (Professional Services)	476	37,828
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	323	27,419
Masimo Corp.* (Health Care Equipment & Supplies)	164	19,222
MasTec, Inc.* (Construction & Engineering)	590	44,675
Mattel, Inc.* (Leisure Products)	1,930	36,438
Maximus, Inc. (Professional Services)	160	13,418
MDU Resources Group, Inc. (Construction & Engineering)	1,986	39,323
Medical Properties Trust, Inc. (Health Care REITs)	5,847	28,709
MGIC Investment Corp. (Financial Services)	1,677	32,349
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	313	32,198
MP Materials Corp.* (Metals & Mining)	844	16,753

See accompanying notes to financial statements.

120 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	208	$21,062
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	815	34,768
National Fuel Gas Co. (Gas Utilities)	895	44,902
National Storage Affiliates Trust (Specialized REITs)	384	15,924
Neogen Corp.* (Health Care Equipment & Supplies)	1,919	38,591
New Jersey Resources Corp. (Gas Utilities)	952	42,440
New York Community Bancorp, Inc. (Banks)	7,046	72,081
Nexstar Media Group, Inc. (Media)	315	49,376
NNN REIT, Inc. (Retail REITs)	1,120	48,272
Nordstrom, Inc. (Broadline Retail)	946	17,454
Northwestern Energy Group, Inc. (Multi-Utilities)	597	30,381
NOV, Inc. (Energy Equipment & Services)	3,841	77,895
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	146	24,588
OGE Energy Corp. (Electric Utilities)	1,953	68,218
Old National Bancorp (Banks)	2,854	48,204
Old Republic International Corp. (Insurance)	2,542	74,735
Olin Corp. (Chemicals)	705	38,035
Omega Healthcare Investors, Inc. (Health Care REITs)	1,409	43,200
ONE Gas, Inc. (Gas Utilities)	541	34,473
Option Care Health, Inc.* (Health Care Providers & Services)	778	26,211
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	523	39,638
Oshkosh Corp. (Machinery)	638	69,166
Patterson Cos., Inc. (Health Care Providers & Services)	830	23,614
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,060	46,598
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,481	38,536
Penske Automotive Group, Inc. (Specialty Retail)	190	30,497
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,517	104,901
Perrigo Co. PLC (Pharmaceuticals)	1,321	42,510
Physicians Realty Trust (Health Care REITs)	2,326	30,959
Pilgrim's Pride Corp.* (Food Products)	393	10,870
Pinnacle Financial Partners, Inc. (Banks)	441	38,464
PNM Resources, Inc. (Electric Utilities)	837	34,819
Polaris, Inc. (Leisure Products)	518	49,091
Portland General Electric Co. (Electric Utilities)	987	42,777
Post Holdings, Inc.* (Food Products)	495	43,590
PotlatchDeltic Corp. (Specialized REITs)	774	38,003
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	277	22,744
Prosperity Bancshares, Inc. (Banks)	914	61,905
PVH Corp. (Textiles, Apparel & Luxury Goods)	589	71,928
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	482	35,523
R1 RCM, Inc.* (Health Care Providers & Services)	1,921	20,305
Rayonier, Inc. (Specialized REITs)	825	27,563
Regal Rexnord Corp. (Electrical Equipment)	647	95,770
Reinsurance Group of America, Inc. (Insurance)	643	104,025
RenaissanceRe Holdings, Ltd. (Insurance)	231	45,276
Rexford Industrial Realty, Inc. (Industrial REITs)	1,255	70,406
RH* (Specialty Retail)	83	24,193
RLI Corp. (Insurance)	137	18,237
Royal Gold, Inc. (Metals & Mining)	307	37,135
RPM International, Inc. (Chemicals)	577	64,411
Ryder System, Inc. (Ground Transportation)	432	49,706
Sabra Health Care REIT, Inc. (Health Care REITs)	2,255	32,179
Science Applications International Corp. (Professional Services)	335	41,647
SEI Investments Co. (Capital Markets)	488	31,012
Selective Insurance Group, Inc. (Insurance)	266	26,462
Sensata Technologies Holding PLC (Electrical Equipment)	1,476	55,453
Service Corp. International (Diversified Consumer Services)	706	48,326
Silgan Holdings, Inc. (Containers & Packaging)	789	35,702
SLM Corp. (Consumer Finance)	1,324	25,315
Sonoco Products Co. (Containers & Packaging)	955	53,356
SouthState Corp. (Banks)	741	62,577
Southwest Gas Holdings, Inc. (Gas Utilities)	586	37,123
Spire, Inc. (Gas Utilities)	513	31,980
Spirit Realty Capital, Inc. (Retail REITs)	1,378	60,205
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	585	28,144
STAG Industrial, Inc. (Industrial REITs)	886	34,784
Starwood Property Trust, Inc. (Mortgage REITs)	2,902	61,000
Stericycle, Inc.* (Commercial Services & Supplies)	902	44,703
Stifel Financial Corp. (Capital Markets)	995	68,805
Sunrun, Inc.* (Electrical Equipment)	2,118	41,576
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	225	25,668
Synovus Financial Corp. (Banks)	1,426	53,689
Taylor Morrison Home Corp.* (Household Durables)	1,048	55,910
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	499	53,697
TEGNA, Inc. (Media)	1,922	29,407
Tenet Healthcare Corp.* (Health Care Providers & Services)	991	74,890
Terex Corp. (Machinery)	289	16,606
Texas Capital Bancshares, Inc.* (Banks)	468	30,247
The Boston Beer Co., Inc.*—Class A (Beverages)	50	17,280
The Carlyle Group, Inc. (Capital Markets)	1,098	44,678
The Chemours Co. (Chemicals)	1,449	45,701
The Gap, Inc. (Specialty Retail)	2,092	43,744
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,766	39,609
The Hanover Insurance Group, Inc. (Insurance)	349	42,376
The Middleby Corp.* (Machinery)	262	38,559
The Scotts Miracle-Gro Co. (Chemicals)	251	16,001
The Timken Co. (Machinery)	386	30,938
The Toro Co. (Machinery)	526	50,491
The Wendy's Co. (Hotels, Restaurants & Leisure)	750	14,610
The Western Union Co. (Financial Services)	3,553	42,352
Thor Industries, Inc. (Automobiles)	519	61,372
TKO Group Holdings, Inc. (Entertainment)	333	27,166

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 121

Common Stocks, continued

	Shares	Value
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	212	$8,287
UGI Corp. (Gas Utilities)	2,044	50,283
UMB Financial Corp. (Banks)	426	35,592
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,842	16,191
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,887	15,756
United Bankshares, Inc. (Banks)	1,316	49,416
United States Steel Corp. (Metals & Mining)	2,174	105,764
United Therapeutics Corp.* (Biotechnology)	251	55,192
Unum Group (Insurance)	1,788	80,853
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,206	100,174
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	127	27,111
Valley National Bancorp (Banks)	4,161	45,188
Valmont Industries, Inc. (Construction & Engineering)	204	47,636
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,231	29,507
Visteon Corp.* (Automobile Components)	150	18,735
Vornado Realty Trust (Office REITs)	1,559	44,042
Voya Financial, Inc. (Financial Services)	612	44,652
Webster Financial Corp. (Banks)	1,678	85,174
Werner Enterprises, Inc. (Ground Transportation)	619	26,227
WESCO International, Inc. (Trading Companies & Distributors)	428	74,420
Wintrust Financial Corp. (Banks)	597	55,372
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	647	28,151
WP Carey, Inc. (Diversified REITs)	2,133	138,240
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	275	22,113
XPO, Inc.* (Ground Transportation)	599	52,466
YETI Holdings, Inc.* (Leisure Products)	305	15,793
Ziff Davis, Inc.* (Interactive Media & Services)	449	30,168
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,936	35,797
TOTAL COMMON STOCKS (Cost $9,813,528)		12,211,177

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $81,047	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	40,645	$40,645
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,645)		40,645
TOTAL INVESTMENT SECURITIES (Cost $9,935,173)—100.4%		12,332,822
Net other assets (liabilities)—(0.4)%		(46,449)
NET ASSETS—100.0%		$12,286,373

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $38,513.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

122 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$60,013	0.5%
Air Freight & Logistics	26,238	0.2%
Automobile Components	247,983	2.0%
Automobiles	106,906	0.9%
Banks	1,196,549	9.7%
Beverages	17,280	0.1%
Biotechnology	55,192	0.4%
Broadline Retail	71,154	0.6%
Building Products	56,115	0.5%
Capital Markets	381,688	3.1%
Chemicals	270,462	2.2%
Commercial Services & Supplies	44,703	0.4%
Communications Equipment	85,246	0.7%
Construction & Engineering	264,261	2.2%
Construction Materials	10,589	0.1%
Consumer Finance	117,748	1.0%
Consumer Staples Distribution & Retail	259,316	2.1%
Containers & Packaging	346,447	2.8%
Diversified Consumer Services	72,704	0.6%
Diversified REITs	138,240	1.1%
Diversified Telecommunication Services	79,519	0.7%
Electric Utilities	209,719	1.7%
Electrical Equipment	245,524	2.0%
Electronic Equipment, Instruments & Components	407,019	3.3%
Energy Equipment & Services	96,210	0.8%
Entertainment	27,166	0.2%
Financial Services	242,751	2.0%
Food Products	235,504	1.9%
Gas Utilities	241,201	2.0%
Ground Transportation	254,195	2.1%
Health Care Equipment & Supplies	297,618	2.5%
Health Care Providers & Services	260,118	2.2%
Health Care REITs	199,056	1.6%
Health Care Technology	16,151	0.1%
Hotels, Restaurants & Leisure	234,247	1.9%
Household Durables	141,283	1.1%
Household Products	86,925	0.7%
Independent Power and Renewable Electricity Producers	39,638	0.3%
Industrial REITs	171,917	1.4%
Insurance	787,694	6.4%
Interactive Media & Services	65,965	0.5%
IT Services	46,506	0.4%
Leisure Products	126,671	1.0%
Life Sciences Tools & Services	40,344	0.3%
Machinery	341,420	2.7%
Marine Transportation	26,212	0.2%
Media	103,830	0.9%
Metals & Mining	376,385	3.1%
Mortgage REITs	155,468	1.3%
Multi-Utilities	66,150	0.5%
Office REITs	138,725	1.1%
Oil, Gas & Consumable Fuels	374,398	3.0%
Paper & Forest Products	15,512	0.1%
Personal Care Products	33,369	0.3%
Pharmaceuticals	86,298	0.7%
Professional Services	385,495	3.0%
Real Estate Management & Development	87,636	0.7%
Residential REITs	129,439	1.1%
Retail REITs	257,297	2.1%
Semiconductors & Semiconductor Equipment	192,840	1.6%
Software	79,066	0.6%
Specialized REITs	252,146	2.1%
Specialty Retail	361,084	3.0%
Textiles, Apparel & Luxury Goods	174,243	1.4%
Trading Companies & Distributors	144,805	1.2%
Water Utilities	47,584	0.4%
Other**	75,196	0.6%
Total	$12,286,373	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 123

Common Stocks (66.4%)

	Shares	Value
Adobe, Inc.* (Software)	3,547	$2,116,140
Advanced Micro Devices, Inc.*(Semiconductors & Semiconductor Equipment)	12,585	1,855,155
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,387	461,106
Alphabet, Inc.*—Class A (Interactive Media & Services)	17,849	2,493,327
Alphabet, Inc.*—Class C (Interactive Media & Services)	17,267	2,433,438
Amazon.com, Inc.* (Broadline Retail)	31,169	4,735,817
American Electric Power Co., Inc. (Electric Utilities)	4,097	332,758
Amgen, Inc. (Biotechnology)	4,169	1,200,756
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,865	767,434
ANSYS, Inc.* (Software)	677	245,670
Apple, Inc. (Technology Hardware, Storage & Peripherals)	46,910	9,031,582
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,517	1,056,210
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	684	517,733
AstraZeneca PLCADR (Pharmaceuticals)	4,536	305,500
Atlassian Corp.*—Class A (Software)	1,208	287,335
Autodesk, Inc.* (Software)	1,665	405,394
Automatic Data Processing, Inc. (Professional Services)	3,205	746,669
Baker Hughes Co. (Energy Equipment & Services)	7,839	267,937
Biogen, Inc.* (Biotechnology)	1,129	292,151
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	272	964,844
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,639	4,062,033
Cadence Design Systems, Inc.* (Software)	2,119	577,152
CDW Corp. (Electronic Equipment, Instruments & Components)	1,044	237,322
Charter Communications, Inc.*—Class A (Media)	1,152	447,759
Cintas Corp. (Commercial Services & Supplies)	793	477,909
Cisco Systems, Inc. (Communications Equipment)	31,655	1,599,211
Coca-Cola Europacific Partners PLC (Beverages)	3,558	237,461
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,906	295,020
Comcast Corp.—Class A (Media)	31,283	1,371,760
Constellation Energy Corp. (Electric Utilities)	2,488	290,822
Copart, Inc.* (Commercial Services & Supplies)	7,480	366,520
CoStar Group, Inc.* (Real Estate Management & Development)	3,181	277,988
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,449	2,276,616
Crowdstrike Holdings, Inc.*—Class A (Software)	1,773	452,682
CSX Corp. (Ground Transportation)	15,394	533,709
Datadog, Inc.*—Class A (Software)	2,354	285,729
Dexcom, Inc.* (Health Care Equipment & Supplies)	3,010	373,511
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,394	216,182
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,697	241,059
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,888	285,594
Electronic Arts, Inc. (Entertainment)	2,097	286,891
Exelon Corp. (Electric Utilities)	7,755	278,405
Fastenal Co. (Trading Companies & Distributors)	4,451	288,291
Fortinet, Inc.* (Software)	5,983	350,185
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,546	274,177
Gilead Sciences, Inc. (Biotechnology)	9,707	786,364
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	4,267	258,580
Honeywell International, Inc. (Industrial Conglomerates)	5,136	1,077,071
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	647	359,117
Illumina, Inc.* (Life Sciences Tools & Services)	1,237	172,240
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,844	1,650,411
Intuit, Inc. (Software)	2,181	1,363,190
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,743	925,378
Keurig Dr Pepper, Inc. (Beverages)	10,893	362,955
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,059	615,597
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,027	804,408
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	946	483,680
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,288	515,967
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,721	405,344
MercadoLibre, Inc.* (Broadline Retail)	394	619,187
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	10,650	3,769,673
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,215	380,109
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,598	733,753
Microsoft Corp. (Software)	22,417	8,429,689
Moderna, Inc.* (Biotechnology)	2,970	295,367
Mondelez International, Inc.—Class A (Food Products)	10,602	767,903
MongoDB, Inc.* (IT Services)	556	227,321
Monster Beverage Corp.* (Beverages)	8,105	466,929
Netflix, Inc.* (Entertainment)	3,410	1,660,260
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,450	3,689,389
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,008	461,197
Old Dominion Freight Line, Inc. (Ground Transportation)	850	344,531

See accompanying notes to financial statements.

124 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,355	$280,243
O'Reilly Automotive, Inc.* (Specialty Retail)	461	437,987
PACCAR, Inc. (Machinery)	4,075	397,924
Palo Alto Networks, Inc.* (Software)	2,456	724,225
Paychex, Inc. (Professional Services)	2,814	335,176
PayPal Holdings, Inc.* (Financial Services)	8,399	515,783
PDD Holdings, Inc.*ADR (Broadline Retail)	5,203	761,251
PepsiCo, Inc. (Beverages)	10,710	1,818,986
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,671	1,254,087
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	835	733,372
Roper Technologies, Inc. (Software)	832	453,581
Ross Stores, Inc. (Specialty Retail)	2,638	365,073
Sirius XM Holdings, Inc.(a) (Media)	29,906	163,586
Splunk, Inc.* (Software)	1,313	200,036
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,855	850,169
Synopsys, Inc.* (Software)	1,185	610,168
Take-Two Interactive Software, Inc.* (Entertainment)	1,325	213,259
Tesla, Inc.* (Automobiles)	14,513	3,606,190
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,075	1,206,005
The Kraft Heinz Co. (Food Products)	9,555	353,344
The Trade Desk, Inc.*—Class A (Media)	3,476	250,133
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	9,009	1,444,413
Verisk Analytics, Inc. (Professional Services)	1,129	269,673
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,007	816,628
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	6,730	175,720
Warner Bros. Discovery, Inc.* (Entertainment)	18,997	216,186
Workday, Inc.*—Class A (Software)	1,628	449,426
Xcel Energy, Inc. (Electric Utilities)	4,299	266,151
Zscaler, Inc.* (Software)	1,155	255,902
TOTAL COMMON STOCKS (Cost $33,799,116)		97,951,231

Repurchase Agreements(b)(c) (32.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $47,208,136	$47,181,000	$47,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,181,000)		47,181,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	439,645	$439,645
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $439,645)		439,645
TOTAL INVESTMENT SECURITIES (Cost $81,419,761)—98.7%		145,571,876
Net other assets (liabilities)—1.3%		1,875,885
NET ASSETS—100.0%		$147,447,761

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $422,100.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $3,042,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	50	3/18/24	$17,023,500	$911,679

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/29/24	5.93%	$32,288,960	$(160,882)
Nasdaq-100 Index	UBS AG	1/29/24	6.13%	168,259	(857)
				$32,457,219	$(161,739)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 125

ProFund VP Nasdaq-100 invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Automobiles	$3,606,190	2.5%
Beverages	2,886,331	1.9%
Biotechnology	4,124,638	2.8%
Broadline Retail	6,116,255	4.2%
Commercial Services & Supplies	844,429	0.6%
Communications Equipment	1,599,211	1.1%
Consumer Staples Distribution & Retail	2,693,395	1.8%
Electric Utilities	1,168,136	0.8%
Electronic Equipment, Instruments & Components	237,322	0.2%
Energy Equipment & Services	267,937	0.2%
Entertainment	2,376,596	1.6%
Financial Services	515,783	0.3%
Food Products	1,121,247	0.8%
Ground Transportation	878,240	0.6%
Health Care Equipment & Supplies	1,932,183	1.3%
Hotels, Restaurants & Leisure	3,077,680	2.1%
Industrial Conglomerates	1,077,071	0.7%
Interactive Media & Services	8,696,438	5.9%
IT Services	522,341	0.4%
Life Sciences Tools & Services	172,240	0.1%
Machinery	397,924	0.3%
Media	2,233,238	1.5%
Oil, Gas & Consumable Fuels	216,182	0.1%
Pharmaceuticals	305,500	0.2%
Professional Services	1,351,518	0.9%
Real Estate Management & Development	277,988	0.2%
Semiconductors & Semiconductor Equipment	19,997,688	13.5%
Software	17,206,504	11.7%
Specialty Retail	803,060	0.5%
Technology Hardware, Storage & Peripherals	9,031,582	6.1%
Textiles, Apparel & Luxury Goods	483,680	0.3%
Trading Companies & Distributors	288,291	0.2%
Wireless Telecommunication Services	1,444,413	1.0%
Other**	49,496,530	33.6%
Total	$147,447,761	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

126 :: ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.5%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	11,892	$72,184
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	3,662	226,495
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	18,478	271,996
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,132	117,558
Arvinas, Inc.* (Pharmaceuticals)	3,057	125,826
Axsome Therapeutics, Inc.* (Pharmaceuticals)	5,889	468,706
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,214	421,460
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	8,525	191,898
Catalent, Inc.* (Pharmaceuticals)	11,113	499,307
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	2,840	87,415
Corcept Therapeutics, Inc.* (Pharmaceuticals)	8,482	275,495
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	18,588	439,049
Elanco Animal Health, Inc.* (Pharmaceuticals)	32,280	480,972
Eli Lilly & Co. (Pharmaceuticals)	691	402,798
Evolus, Inc.* (Pharmaceuticals)	4,937	51,987
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	7,439	240,280
Innoviva, Inc.* (Pharmaceuticals)	6,828	109,521
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	6,854	490,883
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,431	422,013
Johnson & Johnson (Pharmaceuticals)	2,676	419,436
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,127	80,490
Merck & Co., Inc. (Pharmaceuticals)	3,983	434,227
Organon & Co. (Pharmaceuticals)	37,494	540,664
Pacira BioSciences, Inc.* (Pharmaceuticals)	6,205	209,357
Perrigo Co. PLC (Pharmaceuticals)	13,935	448,428
Pfizer, Inc. (Pharmaceuticals)	14,357	413,338
Pliant Therapeutics, Inc.* (Pharmaceuticals)	6,700	121,337
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,772	169,702
Revance Therapeutics, Inc.* (Pharmaceuticals)	28,829	253,407
Royalty Pharma PLC—Class A (Pharmaceuticals)	14,463	406,266
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	5,023	145,366
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	5,105	103,376
Theravance Biopharma, Inc.* (Pharmaceuticals)	4,476	50,310
Viatris, Inc. (Pharmaceuticals)	42,035	455,239
Zoetis, Inc. (Pharmaceuticals)	2,239	441,911
TOTAL COMMON STOCKS (Cost $7,285,038)		10,088,697

Warrant(NM)

	Shares	Value
Cassava Sciences, Inc.*+ expiring at 11/15/24 (Pharmaceuticals)	3,483	$2,665
TOTAL WARRANT (Cost $—)		2,665

Repurchase Agreements(b) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $258,148	$258,000	$258,000
TOTAL REPURCHASE AGREEMENTS (Cost $258,000)		258,000

Collateral for Securities Loaned(c) (2.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	229,478	$229,478
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $229,478)		229,478
TOTAL INVESTMENT SECURITIES (Cost $7,772,516)—104.3%		10,578,840
Net other assets (liabilities)—(4.3)%		(439,529)
NET ASSETS—100.0%		$10,139,311

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2023, these securities represented 0.026% of the net assets of the Fund.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $191,898.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
NM	Not meaningful, amount is less than 0.05%

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	1/23/24	5.93%	$86,103	$1,471

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals :: 127

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Pharmaceuticals	$10,088,697	99.5%
Other**	50,614	0.5%
Total	$10,139,311	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

128 :: ProFund VP Precious Metals :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (91.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $22,681,039	$22,668,000	$22,668,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,668,000)		22,668,000
TOTAL INVESTMENT SECURITIES (Cost $22,668,000)—91.8%		22,668,000
Net other assets (liabilities)—8.2%		2,023,037
NET ASSETS—100.0%		$24,691,037

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $2,893,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	1/23/24	5.93%	$15,012,459	$(251,442)
Dow Jones Precious Metals Index	UBS AG	1/23/24	6.08%	9,575,842	(176,549)
				$24,588,301	$(427,991)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Real Estate :: 129

Common Stocks (96.9%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	974	$123,475
American Tower Corp. (Specialized REITs)	2,905	627,130
AvalonBay Communities, Inc. (Residential REITs)	885	165,691
Boston Properties, Inc. (Office REITs)	901	63,223
Camden Property Trust (Residential REITs)	665	66,028
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,899	176,778
CoStar Group, Inc.* (Real Estate Management & Development)	2,544	222,320
Crown Castle, Inc. (Specialized REITs)	2,704	311,474
Digital Realty Trust, Inc. (Specialized REITs)	1,887	253,952
Equinix, Inc. (Specialized REITs)	585	471,153
Equity Commonwealth (Office REITs)	1	14
Equity Residential (Residential REITs)	2,153	131,677
Essex Property Trust, Inc. (Residential REITs)	400	99,176
Extra Space Storage, Inc. (Specialized REITs)	1,317	211,155
Federal Realty Investment Trust (Retail REITs)	458	47,197
Healthpeak Properties, Inc. (Health Care REITs)	3,409	67,498
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	4,395	85,571
Invitation Homes, Inc. (Residential REITs)	3,583	122,216
Iron Mountain, Inc. (Specialized REITs)	1,819	127,294
Kimco Realty Corp. (Retail REITs)	4,139	88,202
Mid-America Apartment Communities, Inc. (Residential REITs)	727	97,752
Prologis, Inc. (Industrial REITs)	5,757	767,408
Public Storage (Specialized REITs)	986	300,730
Realty Income Corp. (Retail REITs)	4,509	258,907
Regency Centers Corp. (Retail REITs)	1,022	68,474
SBA Communications Corp. (Specialized REITs)	672	170,480
Simon Property Group, Inc. (Retail REITs)	2,032	289,844
UDR, Inc. (Residential REITs)	1,884	72,138
Ventas, Inc. (Health Care REITs)	2,507	124,949
VICI Properties, Inc. (Specialized REITs)	6,444	205,435
Welltower, Inc. (Health Care REITs)	3,448	310,906
Weyerhaeuser Co. (Specialized REITs)	4,547	158,099
TOTAL COMMON STOCKS (Cost $2,874,971)		6,286,346

Repurchase Agreements(a) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $209,120	$209,000	$209,000
TOTAL REPURCHASE AGREEMENTS (Cost $209,000)		209,000
TOTAL INVESTMENT SECURITIES (Cost $3,083,971)—100.1%		6,495,346
Net other assets (liabilities)—(0.1)%		(8,196)
NET ASSETS—100.0%		$6,487,150

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$234,460	$204

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Health Care REITs	$503,353	7.8%
Hotel & Resort REITs	85,571	1.3%
Industrial REITs	767,408	11.8%
Office REITs	186,712	2.9%
Real Estate Management & Development	399,098	6.2%
Residential REITs	754,678	11.6%
Retail REITs	752,624	11.6%
Specialized REITs	2,836,902	43.7%
Other**	200,804	3.1%
Total	$6,487,150	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

130 :: ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $8,323,785	$8,319,000	$8,319,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,319,000)		8,319,000
TOTAL INVESTMENT SECURITIES (Cost $8,319,000)—101.2%		8,319,000
Net other assets (liabilities)—(1.2)%		(99,112)
NET ASSETS—100.0%		$8,219,888

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $213,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75% due on 11/15/53	Citibank North America	1/16/24	(5.40)%	$(4,597,331)	$(29,851)
30-Year U.S. Treasury Bond, 4.75% due on 11/15/53	Societe' Generale	1/16/24	(5.30)%	(5,667,788)	(60,714)
				$(10,265,119)	$(90,565)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Semiconductor :: 131

Common Stocks (68.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	18,982	$2,798,137
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	837	25,336
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,213	40,357
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,854	1,162,370
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,828	1,592,824
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	385	49,931
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,157	5,756,501
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	633	52,659
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,604	211,953
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,764	211,362
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	975	59,085
Intel Corp. (Semiconductors & Semiconductor Equipment)	49,532	2,488,983
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,597	928,336
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,548	1,212,486
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,622	111,902
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,137	611,362
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,356	573,184
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,900	1,100,886
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	739	76,021
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	563	355,129
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	29,019	14,370,789
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,028	695,471
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	5,060	422,662
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	668	54,849
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,144	128,826
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	13,076	1,891,182
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,263	86,200
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	373	49,337
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,873	210,563
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	667	62,431
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,796	194,902
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,670	1,818,808
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	512	97,925
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,472	64,047
TOTAL COMMON STOCKS (Cost $18,382,310)		39,566,796

Repurchase Agreements(b) (3.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $1,797,033	$1,796,000	$1,796,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,796,000)		1,796,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	87,285	$87,285
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $87,285)		87,285
TOTAL INVESTMENT SECURITIES (Cost $20,265,595)—71.2%		41,450,081
Net other assets (liabilities)—28.8%		16,772,346
NET ASSETS—100.0%		$58,222,427

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $59,085.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.

See accompanying notes to financial statements.

132 :: ProFund VP Semiconductor :: Schedule of Portfolio Investments :: December 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/23/24	5.93%	$18,588,047	$(8,099)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$39,566,796	68.0%
Other**	18,655,631	32.0%
Total	$58,222,427	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Short Dow 30 :: 133

Repurchase Agreements(a)(b) (94.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $6,003	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $6,000)—94.9%		6,000
Net other assets (liabilities)—5.1%		323
NET ASSETS—100.0%		$6,323

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/29/24	(5.68)%	$(858)	$(1)
Dow Jones Industrial Average	UBS AG	1/29/24	(5.18)%	(5,422)	(3)
				$(6,280)	$(4)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

134 :: ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $515,296	$515,000	$515,000
TOTAL REPURCHASE AGREEMENTS (Cost $515,000)		515,000
TOTAL INVESTMENT SECURITIES (Cost $515,000)—100.4%		515,000
Net other assets (liabilities)—(0.4)%		(1,813)
NET ASSETS—100.0%		$513,187

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $1,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	1/29/24	(4.98)%	$(503,554)	$(1,244)
S&P Emerging 50 ADR Index (USD)	UBS AG	1/29/24	(4.83)%	(6,316)	(35)
				$(509,870)	$(1,279)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Short International :: 135

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $518,298	$518,000	$518,000
TOTAL REPURCHASE AGREEMENTS (Cost $518,000)		518,000
TOTAL INVESTMENT SECURITIES (Cost $518,000)—100.2%		518,000
Net other assets (liabilities)—(0.2)%		(773)
NET ASSETS—100.0%		$517,227

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $102,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/29/24	(5.13)%	$(494,028)	$1,582
MSCI EAFE Index	UBS AG	1/29/24	(5.03)%	(19,586)	36
				$(513,614)	$1,618

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136 :: ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $68,039	$68,000	$68,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,000)		68,000
TOTAL INVESTMENT SECURITIES (Cost $68,000)—98.0%		68,000
Net other assets (liabilities)—2.0%		1,356
NET ASSETS—100.0%		$69,356

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $10,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/29/24	(5.43)%	$(6,692)	$51
S&P MidCap 400	UBS AG	1/29/24	(5.33)%	(62,537)	601
				$(69,229)	$652

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Short Nasdaq-100 :: 137

Repurchase Agreements(a)(b) (110.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $4,830,777	$4,828,000	$4,828,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,828,000)		4,828,000
TOTAL INVESTMENT SECURITIES (Cost $4,828,000)—110.5%		4,828,000
Net other assets (liabilities)—(10.5)%		(458,614)
NET ASSETS—100.0%		$4,369,386

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $797,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	3/18/24	$(680,940)	$(36,469)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/29/24	(5.68)%	$(353,345)	$4,494
Nasdaq-100 Index	UBS AG	1/29/24	(5.48)%	(3,314,708)	16,759
				$(3,668,053)	$21,253

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

138 :: ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(a)(b) (103.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $2,267,303	$2,266,000	$2,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,266,000)		2,266,000
TOTAL INVESTMENT SECURITIES (Cost $2,266,000)—103.3%		2,266,000
Net other assets (liabilities)—(3.3)%		(72,170)
NET ASSETS—100.0%		$2,193,830

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $355,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/18/24	$(204,770)	$(16,819)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	1/29/24	(5.33)%	$(964,886)	$22,517
Russell 2000 Index	UBS AG	1/29/24	(4.83)%	(1,031,779)	19,614
				$(1,996,665)	$42,131

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 139

Common Stocks (63.4%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	98	$1,056
1st Source Corp. (Banks)	63	3,462
23andMe Holding Co.*—Class A (Health Care Providers & Services)	1,153	1,053
2seventy bio, Inc.* (Biotechnology)	190	811
2U, Inc.* (Diversified Consumer Services)	303	373
374Water, Inc.* (Machinery)	233	331
3D Systems Corp.* (Machinery)	494	3,137
4D Molecular Therapeutics, Inc.* (Biotechnology)	151	3,059
5E Advanced Materials, Inc.* (Metals & Mining)	148	209
89bio, Inc.* (Biotechnology)	242	2,703
8x8, Inc.* (Software)	454	1,716
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	83	931
A10 Networks, Inc. (Software)	267	3,516
Aadi Bioscience, Inc.* (Biotechnology)	61	123
AAON, Inc. (Building Products)	257	18,985
AAR Corp.* (Aerospace & Defense)	128	7,987
Aaron's Co., Inc. (The) (Specialty Retail)	114	1,240
Abercrombie & Fitch Co.* (Specialty Retail)	185	16,321
ABM Industries, Inc. (Commercial Services & Supplies)	251	11,252
Acacia Research Corp.* (Financial Services)	143	561
Academy Sports & Outdoors, Inc. (Specialty Retail)	274	18,084
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	459	14,371
Acadia Realty Trust (Retail REITs)	355	6,031
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	201	2,064
ACCO Brands Corp. (Commercial Services & Supplies)	349	2,122
Accolade, Inc.* (Health Care Providers & Services)	257	3,087
Accuray, Inc.* (Health Care Equipment & Supplies)	357	1,010
ACELYRIN, Inc.* (Biotechnology)	124	925
ACI Worldwide, Inc.* (Software)	411	12,577
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	262	275
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	183	3,576
ACNB Corp. (Banks)	32	1,432
Acrivon Therapeutics, Inc.* (Biotechnology)	32	157
Actinium Pharmaceuticals, Inc.* (Biotechnology)	102	518
Acushnet Holdings Corp. (Leisure Products)	117	7,391
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	482	7,302
AdaptHealth Corp.* (Health Care Providers & Services)	362	2,639
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	429	2,102
Addus HomeCare Corp.* (Health Care Providers & Services)	60	5,571
Adeia, Inc. (Software)	405	5,018
Adicet Bio, Inc.* (Biotechnology)	114	215
Adient PLC* (Automobile Components)	356	12,944
ADMA Biologics, Inc.* (Biotechnology)	807	3,648
Adtalem Global Education, Inc.* (Diversified Consumer Services)	151	8,901
ADTRAN Holdings, Inc. (Communications Equipment)	295	2,165
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	143	15,576
AdvanSix, Inc. (Chemicals)	98	2,936
Advantage Solutions, Inc.* (Media)	328	1,187
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	104	2,759
Aerovate Therapeutics, Inc.* (Biotechnology)	43	973
AeroVironment, Inc.* (Aerospace & Defense)	98	12,352
AerSale Corp.* (Aerospace & Defense)	97	1,231
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	304	230
AFC Gamma, Inc. (Mortgage REITs)	62	746
Agenus, Inc.* (Biotechnology)	1,443	1,195
Agiliti, Inc.* (Health Care Providers & Services)	112	887
Agilysys, Inc.* (Software)	76	6,446
Agios Pharmaceuticals, Inc.* (Biotechnology)	211	4,699
Air Transport Services Group, Inc.* (Air Freight & Logistics)	214	3,769
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	45	337
Akero Therapeutics, Inc.* (Biotechnology)	195	4,553
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	264	220
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	86	420
Alamo Group, Inc. (Machinery)	39	8,197
Alarm.com Holdings, Inc.* (Software)	182	11,761
Albany International Corp. (Machinery)	118	11,590
Aldeyra Therapeutics, Inc.* (Biotechnology)	176	618
Alector, Inc.* (Biotechnology)	240	1,915
Alerus Financial Corp. (Financial Services)	68	1,523
Alexander & Baldwin, Inc. (Diversified REITs)	275	5,231
Alexander's, Inc. (Retail REITs)	8	1,709
Alico, Inc. (Food Products)	27	785
Alight, Inc.*—Class A (Professional Services)	1,570	13,392
Alignment Healthcare, Inc.* (Health Care Providers & Services)	322	2,772
Alkami Technology, Inc.* (Software)	152	3,686
Alkermes PLC* (Biotechnology)	629	17,448
Allakos, Inc.* (Biotechnology)	251	685
Allbirds, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	366	448
Allegiant Travel Co. (Passenger Airlines)	60	4,957
ALLETE, Inc. (Electric Utilities)	220	13,455
Allient, Inc. (Electrical Equipment)	49	1,480
Allogene Therapeutics, Inc.* (Biotechnology)	357	1,146
Allovir, Inc.* (Biotechnology)	192	131
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	87	2,267
Alpha Metallurgical Resources, Inc. (Metals & Mining)	44	14,912
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	350	5,289
Alpine Immune Sciences, Inc.* (Biotechnology)	123	2,344

See accompanying notes to financial statements.

140 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Diversified REITs)	48	$812
Alta Equipment Group, Inc. (Trading Companies & Distributors)	87	1,076
Altair Engineering, Inc.*—Class A (Software)	206	17,335
AlTi Global, Inc.* (Capital Markets)	86	753
Altimmune, Inc.* (Biotechnology)	200	2,250
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	242	1,653
ALX Oncology Holdings, Inc.* (Biotechnology)	102	1,519
Amalgamated Financial Corp. (Banks)	67	1,805
A-Mark Precious Metals, Inc. (Financial Services)	73	2,208
Ambac Financial Group, Inc.* (Insurance)	168	2,769
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	144	8,826
AMC Networks, Inc.*—Class A (Media)	117	2,198
Amerant Bancorp, Inc. (Banks)	97	2,383
Ameresco, Inc.*—Class A (Construction & Engineering)	122	3,864
American Assets Trust, Inc. (Diversified REITs)	185	4,164
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	433	3,815
American Coastal Insurance Corp.* (Insurance)	74	700
American Eagle Outfitters, Inc. (Specialty Retail)	693	14,664
American Equity Investment Life Holding Co.* (Insurance)	298	16,628
American National Bankshares, Inc. (Banks)	39	1,901
American Realty Investors, Inc.* (Real Estate Management & Development)	6	104
American Software, Inc.—Class A (Software)	122	1,379
American States Water Co. (Water Utilities)	140	11,259
American Vanguard Corp. (Chemicals)	102	1,119
American Well Corp.*—Class A (Health Care Technology)	939	1,399
American Woodmark Corp.* (Building Products)	63	5,850
America's Car-Mart, Inc.* (Specialty Retail)	22	1,667
Ameris Bancorp (Banks)	251	13,316
AMERISAFE, Inc. (Insurance)	73	3,415
Ames National Corp. (Banks)	33	704
Amicus Therapeutics, Inc.* (Biotechnology)	1,077	15,283
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	427	14,206
AMMO, Inc.* (Leisure Products)	341	716
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	144	10,783
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	461	2,798
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	146	9,030
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	136	806
Amplitude, Inc.*—Class A (Software)	256	3,256
Amprius Technologies, Inc.* (Electrical Equipment)	20	106
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	193	2,841
AnaptysBio, Inc.* (Biotechnology)	71	1,521
Anavex Life Sciences Corp.*(a) (Biotechnology)	274	2,551
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	44	466
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	144	1,129
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	55	3,033
Anika Therapeutics, Inc.* (Biotechnology)	56	1,269
Annexon, Inc.* (Biotechnology)	172	781
Anterix, Inc.* (Diversified Telecommunication Services)	49	1,633
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	408	3,309
Apartment Investment and Management Co.* (Residential REITs)	554	4,338
API Group Corp.* (Construction & Engineering)	793	27,438
Apogee Enterprises, Inc. (Building Products)	83	4,433
Apogee Therapeutics, Inc.* (Biotechnology)	78	2,179
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	538	6,316
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	162	6,205
Appfolio, Inc.*—Class A (Software)	73	12,647
Appian Corp.*—Class A (Software)	156	5,875
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	818	13,587
Applied Digital Corp.*(a) (IT Services)	310	2,089
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	146	25,213
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	698	10,596
Arbutus Biopharma Corp.* (Biotechnology)	479	1,198
ArcBest Corp. (Ground Transportation)	90	10,818
Arcellx, Inc.* (Biotechnology)	145	8,048
Arch Resources, Inc. (Metals & Mining)	69	11,450
Archer Aviation, Inc.*(a)—Class A (Aerospace & Defense)	577	3,543
Archrock, Inc. (Energy Equipment & Services)	528	8,131
Arcosa, Inc. (Construction & Engineering)	184	15,206
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	88	2,775
Arcus Biosciences, Inc.* (Biotechnology)	204	3,896
Arcutis Biotherapeutics, Inc.* (Biotechnology)	299	966
Ardelyx, Inc.* (Biotechnology)	872	5,406
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	158	2,226
Ares Commercial Real Estate Corp. (Mortgage REITs)	196	2,031
Argan, Inc. (Construction & Engineering)	48	2,246
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	113	948
Arko Corp. (Specialty Retail)	307	2,533
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	338	3,218
Armada Hoffler Properties, Inc. (Diversified REITs)	255	3,154
ARMOUR Residential REIT, Inc. (Mortgage REITs)	187	3,613
Array Technologies, Inc.* (Electrical Equipment)	574	9,643
Arrow Financial Corp. (Banks)	56	1,565
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	384	11,750
ARS Pharmaceuticals, Inc.* (Biotechnology)	92	504

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 141

Common Stocks, continued

	Shares	Value
Artesian Resources Corp.—Class A (Water Utilities)	35	$1,451
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	233	10,294
Artivion, Inc.* (Health Care Equipment & Supplies)	149	2,664
Arvinas, Inc.* (Pharmaceuticals)	186	7,656
Asana, Inc.*—Class A (Software)	308	5,855
Asbury Automotive Group, Inc.* (Specialty Retail)	78	17,548
ASGN, Inc.* (Professional Services)	179	17,214
Aspen Aerogels, Inc.* (Chemicals)	194	3,061
Assertio Holdings, Inc.* (Pharmaceuticals)	335	358
AssetMark Financial Holdings, Inc.* (Capital Markets)	83	2,486
Associated Banc-Corp. (Banks)	574	12,278
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	304	1,833
Astec Industries, Inc. (Machinery)	86	3,199
Astria Therapeutics, Inc.* (Biotechnology)	124	952
Astronics Corp.* (Aerospace & Defense)	99	1,725
Asure Software, Inc.* (Professional Services)	86	819
Atara Biotherapeutics, Inc.* (Biotechnology)	366	188
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	289	881
ATI, Inc.* (Metals & Mining)	489	22,235
Atkore, Inc.* (Electrical Equipment)	144	23,040
Atlanta Braves Holdings, Inc.* (Entertainment)	173	6,848
Atlanta Braves Holdings, Inc.* (Entertainment)	38	1,626
Atlantic Union Bankshares Corp. (Banks)	285	10,414
Atlanticus Holdings Corp.* (Consumer Finance)	17	657
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	68	1,171
Atmus Filtration Technologies, Inc.* (Automobile Components)	63	1,480
ATN International, Inc. (Diversified Telecommunication Services)	41	1,598
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	84	589
AtriCure, Inc.* (Health Care Equipment & Supplies)	177	6,317
Atrion Corp. (Health Care Equipment & Supplies)	5	1,894
Aura Biosciences, Inc.* (Biotechnology)	105	930
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	512	4,603
Aurora Innovation, Inc.* (Software)	1,282	5,602
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	175	3,925
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	191	512
AvePoint, Inc.* (Software)	563	4,622
Aviat Networks, Inc.* (Communications Equipment)	43	1,404
Avid Bioservices, Inc.* (Biotechnology)	235	1,528
Avidity Biosciences, Inc.* (Biotechnology)	280	2,534
AvidXchange Holdings, Inc.* (Financial Services)	566	7,013
Avient Corp. (Chemicals)	343	14,259
Avista Corp. (Multi-Utilities)	291	10,400
Avita Medical, Inc.* (Biotechnology)	95	1,303
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	123	15,952
Axogen, Inc.* (Health Care Equipment & Supplies)	153	1,045
Axonics, Inc.* (Health Care Equipment & Supplies)	189	11,761
Axos Financial, Inc.* (Banks)	211	11,521
Axsome Therapeutics, Inc.* (Pharmaceuticals)	135	10,745
AZZ, Inc. (Building Products)	94	5,460
B Riley Financial, Inc.(a) (Capital Markets)	78	1,637
B&G Foods, Inc. (Food Products)	269	2,825
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	222	324
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	111	17,135
Bakkt Holdings, Inc.* (Capital Markets)	269	600
Balchem Corp. (Chemicals)	121	17,998
Bally's Corp.* (Hotels, Restaurants & Leisure)	112	1,561
Banc of California, Inc. (Banks)	498	6,688
BancFirst Corp. (Banks)	83	8,078
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	104	2,573
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	88	1,273
Bank First Corp. (Banks)	36	3,120
Bank of Hawaii Corp. (Banks)	149	10,797
Bank of Marin Bancorp (Banks)	60	1,321
Bank7 Corp. (Banks)	14	383
BankUnited, Inc. (Banks)	282	9,145
Bankwell Financial Group, Inc. (Banks)	22	664
Banner Corp. (Banks)	130	6,963
Bar Harbor Bankshares (Banks)	57	1,674
BARK, Inc.* (Specialty Retail)	505	407
Barnes Group, Inc. (Machinery)	186	6,069
Barrett Business Services, Inc. (Professional Services)	25	2,895
BayCom Corp. (Banks)	43	1,014
BCB Bancorp, Inc. (Banks)	57	732
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	220	19,144
Beam Therapeutics, Inc.* (Biotechnology)	274	7,458
Beazer Homes USA, Inc.* (Household Durables)	111	3,751
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	40	2,671
Belden, Inc. (Electronic Equipment, Instruments & Components)	161	12,437
BellRing Brands, Inc.* (Personal Care Products)	500	27,715
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	134	3,704
Benson Hill, Inc.* (Food Products)	656	114
Berkshire Hills Bancorp, Inc. (Banks)	165	4,097
Berry Corp. (Oil, Gas & Consumable Fuels)	285	2,004
Beyond Air, Inc.* (Health Care Equipment & Supplies)	101	198
Beyond Meat, Inc.*(a) (Food Products)	224	1,994
Beyond, Inc.* (Specialty Retail)	171	4,735
BGC Group, Inc.—Class A (Capital Markets)	1,356	9,790
Big 5 Sporting Goods Corp. (Specialty Retail)	80	507
Big Lots, Inc. (Broadline Retail)	108	841
BigBear.ai Holdings, Inc.* (IT Services)	110	235

See accompanying notes to financial statements.

142 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	254	$2,471
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	495
BioAtla, Inc.* (Biotechnology)	167	411
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	717	4,295
Biohaven, Ltd.* (Biotechnology)	259	11,085
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	132	2,145
Biomea Fusion, Inc.*(a) (Biotechnology)	75	1,089
Biote Corp.*—Class A (Pharmaceuticals)	52	257
BioVie, Inc.* (Biotechnology)	45	57
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	76	224
Bit Digital, Inc.* (Software)	333	1,409
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	86	3,097
Black Hills Corp. (Multi-Utilities)	256	13,812
Blackbaud, Inc.* (Software)	165	14,306
Blackline, Inc.* (Software)	216	13,487
BlackSky Technology, Inc.* (Professional Services)	452	633
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	654	13,910
Blade Air Mobility, Inc.* (Passenger Airlines)	228	805
Blink Charging Co.* (Electrical Equipment)	205	695
Bloom Energy Corp.*—Class A (Electrical Equipment)	730	10,804
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	332	9,346
Blue Bird Corp.* (Machinery)	96	2,588
Blue Foundry Bancorp* (Banks)	85	822
Blue Ridge Bankshares, Inc. (Banks)	67	203
Bluebird Bio, Inc.* (Biotechnology)	404	558
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	41	3,080
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	32	3,626
Blueprint Medicines Corp.* (Biotechnology)	231	21,307
Boise Cascade Co. (Trading Companies & Distributors)	150	19,404
Boot Barn Holdings, Inc.* (Specialty Retail)	113	8,674
Borr Drilling, Ltd.* (Energy Equipment & Services)	833	6,131
Boston Omaha Corp.*—Class A (Media)	89	1,400
Bowlero Corp.*(a)—Class A (Hotels, Restaurants & Leisure)	63	892
Bowman Consulting Group, Ltd.* (Construction & Engineering)	41	1,456
Box, Inc.*—Class A (Software)	535	13,701
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	247	618
Brandywine Realty Trust (Office REITs)	644	3,478
Braze, Inc.*—Class A (Software)	199	10,573
BRC, Inc.*—Class A (Food Products)	147	534
Bread Financial Holdings, Inc. (Consumer Finance)	189	6,226
Bridgebio Pharma, Inc.* (Biotechnology)	434	17,521
Bridgewater Bancshares, Inc.* (Banks)	77	1,041
Bright Green Corp.* (Pharmaceuticals)	234	77
Brightcove, Inc.* (IT Services)	164	425
Brightsphere Investment Group, Inc. (Capital Markets)	123	2,357
BrightSpire Capital, Inc. (Mortgage REITs)	488	3,631
BrightView Holdings, Inc.* (Commercial Services & Supplies)	156	1,314
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	166	7,168
Bristow Group, Inc.* (Energy Equipment & Services)	89	2,516
Broadstone Net Lease, Inc. (Diversified REITs)	712	12,261
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	705	4,103
Brookfield Business Corp.—Class A (Industrial Conglomerates)	98	2,281
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	454	16,017
Brookline Bancorp, Inc. (Banks)	331	3,611
BRP Group, Inc.*—Class A (Insurance)	229	5,501
BRT Apartments Corp. (Residential REITs)	45	837
Build-A-Bear Workshop, Inc. (Specialty Retail)	50	1,150
Bumble, Inc.*—Class A (Interactive Media & Services)	383	5,645
Burke & Herbert Financial Services Corp. (Banks)	25	1,573
Business First Bancshares, Inc. (Banks)	91	2,243
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	536	579
Byline Bancorp, Inc. (Banks)	93	2,191
C&F Financial Corp. (Banks)	12	818
C3.ai, Inc.*(a)—Class A (Software)	308	8,843
Cabaletta Bio, Inc.* (Biotechnology)	130	2,951
Cabot Corp. (Chemicals)	210	17,535
Cactus, Inc.—Class A (Energy Equipment & Services)	245	11,123
Cadence Bank (Banks)	692	20,476
Cadiz, Inc.* (Water Utilities)	153	428
Cadre Holdings, Inc. (Aerospace & Defense)	74	2,434
Calavo Growers, Inc. (Food Products)	66	1,941
Caledonia Mining Corp. PLC (Metals & Mining)	62	756
Caleres, Inc. (Specialty Retail)	129	3,964
California Resources Corp. (Oil, Gas & Consumable Fuels)	264	14,436
California Water Service Group (Water Utilities)	220	11,412
Calix, Inc.* (Communications Equipment)	224	9,787
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	233	7,549
Cal-Maine Foods, Inc. (Food Products)	156	8,953
Cambium Networks Corp.* (Communications Equipment)	45	270
Cambridge Bancorp (Banks)	29	2,013
Camden National Corp. (Banks)	54	2,032
Camping World Holdings, Inc.—Class A (Specialty Retail)	159	4,175
Cannae Holdings, Inc.* (Financial Services)	260	5,073
Cano Health, Inc.* (Health Care Providers & Services)	9	53
Cantaloupe, Inc.* (Financial Services)	217	1,608
Capital Bancorp, Inc. (Banks)	36	871
Capital City Bank Group, Inc. (Banks)	50	1,472
Capitol Federal Financial, Inc. (Banks)	483	3,115
Capstar Financial Holdings, Inc. (Banks)	73	1,368

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 143

Common Stocks, continued

	Shares	Value
Cara Therapeutics, Inc.* (Pharmaceuticals)	176	$131
Cardlytics, Inc.* (Media)	138	1,271
CareDx, Inc.* (Biotechnology)	197	2,364
CareMax, Inc.* (Health Care Providers & Services)	284	141
CareTrust REIT, Inc. (Health Care REITs)	380	8,504
Cargurus, Inc.* (Interactive Media & Services)	371	8,963
Caribou Biosciences, Inc.* (Biotechnology)	309	1,771
Carisma Therapeutics, Inc. (Biotechnology)	100	293
CarParts.com, Inc.* (Specialty Retail)	206	651
Carpenter Technology Corp. (Metals & Mining)	186	13,169
Carriage Services, Inc. (Diversified Consumer Services)	51	1,276
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	138	1,087
Cars.com, Inc.* (Interactive Media & Services)	252	4,780
Carter Bankshares, Inc.* (Banks)	86	1,287
Cartesian Therapeutics, Inc.* (Biotechnology)	444	306
Carvana Co.* (Specialty Retail)	364	19,271
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	214	18,289
Cass Information Systems, Inc. (Financial Services)	52	2,343
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	151	3,399
Castle Biosciences, Inc.* (Health Care Providers & Services)	94	2,029
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	381	6,405
Cathay General Bancorp (Banks)	263	11,722
Cavco Industries, Inc.* (Household Durables)	33	11,438
CBIZ, Inc.* (Professional Services)	182	11,391
CBL & Associates Properties, Inc. (Retail REITs)	102	2,491
CECO Environmental Corp.* (Commercial Services & Supplies)	112	2,271
Celcuity, Inc.* (Biotechnology)	66	962
Celldex Therapeutics, Inc.* (Biotechnology)	176	6,980
Centerspace (Residential REITs)	58	3,376
Central Garden & Pet Co.* (Household Products)	37	1,854
Central Garden & Pet Co.*—Class A (Household Products)	149	6,562
Central Pacific Financial Corp. (Banks)	100	1,968
Central Valley Community Bancorp (Banks)	38	849
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	47	2,557
Century Aluminum Co.* (Metals & Mining)	199	2,416
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	103	503
Century Communities, Inc. (Household Durables)	108	9,843
Century Therapeutics, Inc.* (Biotechnology)	87	289
Cerence, Inc.* (Software)	153	3,008
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	265	11,236
Cerus Corp.* (Health Care Equipment & Supplies)	672	1,452
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	88	1,998
ChampionX Corp. (Energy Equipment & Services)	742	21,674
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	515	59
Chart Industries, Inc.* (Machinery)	163	22,221
Chatham Lodging Trust (Hotel & Resort REITs)	182	1,951
Chegg, Inc.* (Diversified Consumer Services)	431	4,896
Chemung Financial Corp. (Banks)	13	647
Chesapeake Utilities Corp. (Gas Utilities)	80	8,450
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	62	1,003
Chico’s FAS, Inc.* (Specialty Retail)	455	3,449
Chimera Investment Corp. (Mortgage REITs)	861	4,296
ChoiceOne Financial Services, Inc. (Banks)	27	791
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	159	26,430
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	69	2,638
Cimpress PLC* (Commercial Services & Supplies)	69	5,523
Cinemark Holdings, Inc.* (Entertainment)	416	5,861
Cipher Mining, Inc.* (Software)	158	653
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	466	353
Citizens & Northern Corp. (Banks)	57	1,279
Citizens Financial Services, Inc. (Banks)	14	906
City Holding Co. (Banks)	57	6,285
City Office REIT, Inc. (Office REITs)	147	898
Civista Bancshares, Inc. (Banks)	59	1,088
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	307	20,993
Claros Mortgage Trust, Inc. (Mortgage REITs)	344	4,689
Clarus Corp. (Leisure Products)	110	758
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	642	2,459
Cleanspark, Inc.* (Software)	567	6,254
Clear Channel Outdoor Holdings, Inc.* (Media)	1,421	2,586
Clear Secure, Inc.—Class A (Software)	312	6,443
Clearfield, Inc.* (Communications Equipment)	50	1,454
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	86	584
Clearwater Paper Corp.* (Paper & Forest Products)	62	2,239
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	16	877
Clipper Realty, Inc. (Residential REITs)	43	232
CNB Financial Corp. (Banks)	78	1,762
CNO Financial Group, Inc. (Insurance)	424	11,830
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	594	11,880
Coastal Financial Corp.* (Banks)	41	1,821
Coca-Cola Consolidated, Inc. (Beverages)	18	16,711
Codexis, Inc.* (Life Sciences Tools & Services)	263	802
Codorus Valley Bancorp, Inc. (Banks)	36	925
Coeur Mining, Inc.* (Metals & Mining)	1,254	4,088
Cogent Biosciences, Inc.* (Biotechnology)	314	1,846
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	166	12,625
Cohen & Steers, Inc. (Capital Markets)	98	7,422
Coherus Biosciences, Inc.* (Biotechnology)	378	1,259
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	177	6,264
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	131	4,032

See accompanying notes to financial statements.

144 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Colony Bankcorp, Inc. (Banks)	62	$825
Columbia Financial, Inc.* (Banks)	112	2,159
Columbus McKinnon Corp. (Machinery)	107	4,175
Comfort Systems USA, Inc. (Construction & Engineering)	134	27,559
Commercial Metals Co. (Metals & Mining)	444	22,218
Commercial Vehicle Group, Inc.* (Machinery)	122	855
CommScope Holding Co., Inc.* (Communications Equipment)	793	2,236
Community Bank System, Inc. (Banks)	202	10,526
Community Health Systems, Inc.* (Health Care Providers & Services)	475	1,487
Community Healthcare Trust, Inc. (Health Care REITs)	101	2,691
Community Trust Bancorp, Inc. (Banks)	59	2,588
CommVault Systems, Inc.* (Software)	167	13,335
Compass Diversified Holdings (Financial Services)	239	5,366
Compass Minerals International, Inc. (Metals & Mining)	130	3,292
Compass Therapeutics, Inc.* (Biotechnology)	345	538
Compass, Inc.*—Class A (Real Estate Management & Development)	1,078	4,053
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	62	335
Computer Programs and Systems, Inc.* (Health Care Technology)	53	594
CompX International, Inc. (Commercial Services & Supplies)	6	152
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	348	3,080
Comtech Telecommunications Corp. (Communications Equipment)	103	868
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	97	795
Conduent, Inc.* (Professional Services)	651	2,376
CONMED Corp. (Health Care Equipment & Supplies)	116	12,703
ConnectOne Bancorp, Inc. (Banks)	139	3,184
Consensus Cloud Solutions, Inc.* (Software)	75	1,966
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	116	11,661
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	290	1,262
Consolidated Water Co., Ltd. (Water Utilities)	57	2,029
Constellium SE* (Metals & Mining)	489	9,760
Construction Partners, Inc.*—Class A (Construction & Engineering)	152	6,615
Consumer Portfolio Services, Inc.* (Consumer Finance)	32	300
Contango ORE, Inc.* (Metals & Mining)	30	543
ContextLogic, Inc.*—Class A (Broadline Retail)	84	500
Cooper-Standard Holdings, Inc.* (Automobile Components)	64	1,251
COPT Defense Properties (Office REITs)	427	10,944
Corcept Therapeutics, Inc.* (Pharmaceuticals)	304	9,874
Core Laboratories, Inc. (Energy Equipment & Services)	178	3,143
Core Molding Technologies, Inc.* (Chemicals)	28	519
CoreCard Corp.* (Software)	28	387
CoreCivic, Inc.* (Commercial Services & Supplies)	431	6,262
CorMedix, Inc.* (Pharmaceuticals)	208	782
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	140	1,974
CorVel Corp.* (Health Care Providers & Services)	33	8,158
Costamare, Inc. (Marine Transportation)	175	1,822
Couchbase, Inc.* (IT Services)	132	2,973
Coursera, Inc.* (Diversified Consumer Services)	494	9,569
Covenant Logistics Group, Inc. (Ground Transportation)	32	1,473
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	16	307
CRA International, Inc. (Professional Services)	26	2,570
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	83	6,398
Crawford & Co.—Class A (Insurance)	54	712
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	435	8,469
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	292	3,857
Cricut, Inc.—Class A (Household Durables)	180	1,186
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	247	8,788
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	130	2,943
CrossFirst Bankshares, Inc.* (Banks)	171	2,322
CryoPort, Inc.* (Life Sciences Tools & Services)	164	2,540
CS Disco, Inc.* (Software)	85	645
CSG Systems International, Inc. (Professional Services)	120	6,385
CSW Industrials, Inc. (Building Products)	59	12,237
CTO Realty Growth, Inc. (Diversified REITs)	83	1,438
CTS Corp. (Electronic Equipment, Instruments & Components)	117	5,118
Cue Biopharma, Inc.* (Biotechnology)	135	356
Cullinan Oncology, Inc.* (Biotechnology)	98	999
Cushman & Wakefield PLC* (Real Estate Management & Development)	630	6,804
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	214	1,323
Customers Bancorp, Inc.* (Banks)	108	6,223
Cutera, Inc.* (Health Care Equipment & Supplies)	69	243
CVB Financial Corp. (Banks)	505	10,196
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	112	3,394
CVRx, Inc.* (Health Care Equipment & Supplies)	42	1,320
CXApp, Inc.* (IT Services)	7	9
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	429	10,133
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	459	4,186
Cytokinetics, Inc.* (Biotechnology)	353	29,471
Daily Journal Corp.* (Media)	5	1,704
Dakota Gold Corp.* (Metals & Mining)	212	555
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	142	1,204

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 145

Common Stocks, continued

	Shares	Value
Dana, Inc. (Automobile Components)	495	$7,232
Danimer Scientific, Inc.* (Chemicals)	332	339
Daseke, Inc.* (Ground Transportation)	155	1,256
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	137	7,377
Day One Biopharmaceuticals, Inc.* (Biotechnology)	237	3,460
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	203	3,274
Definitive Healthcare Corp.* (Health Care Technology)	175	1,740
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	243	6,269
Deluxe Corp. (Commercial Services & Supplies)	165	3,539
Denali Therapeutics, Inc.* (Biotechnology)	448	9,614
Denny’s Corp.* (Hotels, Restaurants & Leisure)	194	2,111
Design Therapeutics, Inc.* (Biotechnology)	123	326
Designer Brands, Inc.—Class A (Specialty Retail)	163	1,443
Desktop Metal, Inc.*(a)—Class A (Machinery)	1,062	798
Destination XL Group, Inc.* (Specialty Retail)	212	933
DHI Group, Inc.* (Interactive Media & Services)	161	417
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	519	5,091
Diamond Hill Investment Group, Inc. (Capital Markets)	10	1,656
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	385	5,005
DiamondRock Hospitality Co. (Hotel & Resort REITs)	797	7,484
Digi International, Inc.* (Communications Equipment)	133	3,458
Digimarc Corp.* (Software)	54	1,950
Digital Turbine, Inc.* (Software)	362	2,483
DigitalBridge Group, Inc. (Real Estate Management & Development)	613	10,753
DigitalOcean Holdings, Inc.* (IT Services)	240	8,806
Dillard’s, Inc.(a)—Class A (Broadline Retail)	13	5,248
Dime Community Bancshares, Inc. (Banks)	132	3,555
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	59	2,929
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	171	13,769
Disc Medicine, Inc.* (Biotechnology)	34	1,964
Distribution Solutions Group, Inc.* (Building Products)	38	1,199
Diversified Healthcare Trust (Health Care REITs)	905	3,385
DMC Global, Inc.* (Energy Equipment & Services)	74	1,393
DocGo, Inc.* (Health Care Providers & Services)	294	1,643
Dole PLC (Food Products)	271	3,331
Domo, Inc.*—Class B (Software)	120	1,235
Donegal Group, Inc.—Class A (Insurance)	59	825
Donnelley Financial Solutions, Inc.* (Capital Markets)	93	5,800
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	131	5,747
Dorman Products, Inc.* (Automobile Components)	100	8,341
Douglas Dynamics, Inc. (Machinery)	85	2,523
Douglas Elliman, Inc. (Real Estate Management & Development)	306	903
Douglas Emmett, Inc. (Office REITs)	611	8,860
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	109	59
Dream Finders Homes, Inc.*—Class A (Household Durables)	91	3,233
Dril-Quip, Inc.* (Energy Equipment & Services)	129	3,002
Ducommun, Inc.* (Aerospace & Defense)	51	2,655
Duluth Holdings, Inc.*—Class B (Specialty Retail)	51	274
Duolingo, Inc.* (Diversified Consumer Services)	111	25,180
DXP Enterprises, Inc.* (Trading Companies & Distributors)	52	1,752
Dycom Industries, Inc.* (Construction & Engineering)	108	12,430
Dynavax Technologies Corp.* (Biotechnology)	491	6,864
Dyne Therapeutics, Inc.* (Biotechnology)	169	2,248
Dynex Capital, Inc. (Mortgage REITs)	213	2,667
DZS, Inc.* (Communications Equipment)	81	160
E2open Parent Holdings, Inc.* (Software)	643	2,823
Eagle Bancorp, Inc. (Banks)	111	3,346
Eagle Bulk Shipping, Inc. (Marine Transportation)	35	1,939
Eagle Pharmaceuticals, Inc.* (Biotechnology)	38	199
Easterly Government Properties, Inc. (Office REITs)	363	4,879
Eastern Bankshares, Inc. (Banks)	587	8,335
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	215	839
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	454	7,523
Ecovyst, Inc.* (Chemicals)	350	3,420
Edgewell Personal Care Co. (Personal Care Products)	191	6,996
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	162	1,772
Editas Medicine, Inc.* (Biotechnology)	312	3,161
eGain Corp.* (Software)	78	650
eHealth, Inc.* (Insurance)	106	924
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	105	926
elf Beauty, Inc.* (Personal Care Products)	205	29,589
Ellington Financial, Inc. (Mortgage REITs)	285	3,622
Elme Communities (Residential REITs)	333	4,861
Embecta Corp. (Health Care Equipment & Supplies)	219	4,146
Emerald Holding, Inc.* (Media)	59	353
Emergent BioSolutions, Inc.* (Biotechnology)	196	470
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	49	539
Empire State Realty Trust, Inc. (Diversified REITs)	500	4,845
Employers Holdings, Inc. (Insurance)	97	3,822
Enact Holdings, Inc. (Financial Services)	112	3,236
Enanta Pharmaceuticals, Inc.* (Biotechnology)	75	706

See accompanying notes to financial statements.

146 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	88	$4,466
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	555	2,181
Encore Wire Corp. (Electrical Equipment)	57	12,175
Energizer Holdings, Inc. (Household Products)	271	8,585
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	594	4,271
Energy Recovery, Inc.* (Machinery)	212	3,994
Energy Vault Holdings, Inc.* (Electrical Equipment)	375	874
Enerpac Tool Group Corp. (Machinery)	207	6,436
EnerSys (Electrical Equipment)	156	15,750
Enfusion, Inc.*—Class A (Software)	143	1,387
EngageSmart, Inc.* (Software)	184	4,214
Enhabit, Inc.* (Health Care Providers & Services)	190	1,967
Enliven Therapeutics, Inc.* (Pharmaceuticals)	88	1,218
Ennis, Inc. (Commercial Services & Supplies)	96	2,103
Enova International, Inc.* (Consumer Finance)	110	6,090
Enovix Corp.*(a) (Electrical Equipment)	525	6,573
Enpro, Inc. (Machinery)	79	12,382
Enstar Group, Ltd.* (Insurance)	46	13,540
Enterprise Bancorp, Inc. (Banks)	37	1,194
Enterprise Financial Services Corp. (Banks)	137	6,117
Entrada Therapeutics, Inc.* (Biotechnology)	81	1,222
Entravision Communications Corp.—Class A (Media)	228	951
Envela Corp.* (Specialty Retail)	28	136
Envestnet, Inc.* (Software)	190	9,409
Enviri Corp.* (Commercial Services & Supplies)	299	2,691
Enviva, Inc. (Oil, Gas & Consumable Fuels)	117	117
Eos Energy Enterprises, Inc.* (Electrical Equipment)	406	443
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	100	7,984
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,656	16,858
Equity Bancshares, Inc.—Class A (Banks)	56	1,898
Equity Commonwealth (Office REITs)	388	7,450
Erasca, Inc.* (Biotechnology)	305	650
Escalade, Inc. (Leisure Products)	38	763
ESCO Technologies, Inc. (Machinery)	97	11,352
Esquire Financial Holdings, Inc. (Banks)	26	1,299
ESS Tech, Inc.* (Electrical Equipment)	345	393
ESSA Bancorp, Inc. (Banks)	33	661
Essent Group, Ltd. (Financial Services)	397	20,938
Essential Properties Realty Trust, Inc. (Diversified REITs)	591	15,107
Ethan Allen Interiors, Inc. (Household Durables)	86	2,745
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	129	1,753
Evans Bancorp, Inc. (Banks)	20	631
Eve Holding, Inc.* (Aerospace & Defense)	68	498
Eventbrite, Inc.*—Class A (Interactive Media & Services)	293	2,449
Everbridge, Inc.* (Software)	154	3,744
EverCommerce, Inc.* (Software)	88	971
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	320	3,606
EverQuote, Inc.*—Class A (Interactive Media & Services)	81	991
EVERTEC, Inc. (Financial Services)	247	10,112
EVgo, Inc.* (Specialty Retail)	391	1,400
EVI Industries, Inc. (Trading Companies & Distributors)	18	427
Evolent Health, Inc.*—Class A (Health Care Technology)	417	13,773
Evolus, Inc.* (Pharmaceuticals)	157	1,653
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	116	674
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	431	2,034
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	68	1,051
ExlService Holdings, Inc.* (Professional Services)	613	18,911
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	270	4,190
Expensify, Inc.*—Class A (Software)	209	516
Exponent, Inc. (Professional Services)	192	16,904
Expro Group Holdings N.V.* (Energy Equipment & Services)	340	5,413
Extreme Networks, Inc.* (Communications Equipment)	479	8,450
Eyenovia, Inc.* (Pharmaceuticals)	113	235
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	101	2,334
F&G Annuities & Life, Inc. (Insurance)	71	3,266
Fabrinet* (Electronic Equipment, Instruments & Components)	139	26,455
Farmers & Merchants Bancorp, Inc. (Banks)	48	1,190
Farmers National Banc Corp. (Banks)	138	1,994
Farmland Partners, Inc. (Specialized REITs)	169	2,109
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	72	1,622
Fastly, Inc.*—Class A (IT Services)	458	8,152
Fate Therapeutics, Inc.* (Biotechnology)	320	1,197
FB Financial Corp. (Banks)	134	5,340
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	35	6,693
Federal Signal Corp. (Machinery)	228	17,497
Fennec Pharmaceuticals, Inc.* (Biotechnology)	68	763
FibroGen, Inc.* (Biotechnology)	349	309
Fidelis Insurance Holdings, Ltd.* (Insurance)	57	722
Fidelity D&D Bancorp, Inc. (Banks)	18	1,045
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	484	3,364
Finance Of America Cos., Inc.*—Class A (Financial Services)	202	222
Financial Institutions, Inc. (Banks)	58	1,235
First Advantage Corp. (Professional Services)	205	3,397
First Bancorp (Banks)	151	5,589
First Bancorp (Banks)	652	10,725
First Bank/Hamilton NJ (Banks)	77	1,132
First Busey Corp. (Banks)	197	4,890
First Business Financial Services, Inc. (Banks)	30	1,203
First Commonwealth Financial Corp. (Banks)	388	5,991
First Community Bankshares, Inc. (Banks)	66	2,449

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 147

Common Stocks, continued

	Shares	Value
First Community Corp. (Banks)	28	$603
First Financial Bancorp (Banks)	358	8,503
First Financial Bankshares, Inc. (Banks)	494	14,968
First Financial Corp. (Banks)	44	1,893
First Foundation, Inc. (Banks)	193	1,868
First Interstate BancSystem, Inc.—Class A (Banks)	313	9,625
First Merchants Corp. (Banks)	225	8,343
First Mid Bancshares, Inc. (Banks)	84	2,911
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	84	1,688
First Western Financial, Inc.* (Banks)	31	615
FirstCash Holdings, Inc. (Consumer Finance)	143	15,500
FiscalNote Holdings, Inc.*(a) (Professional Services)	226	258
Fisker, Inc.* (Automobiles)	792	1,386
Five Star Bancorp (Banks)	49	1,283
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	113	3,284
Fluence Energy, Inc.* (Electrical Equipment)	223	5,319
Fluor Corp.* (Construction & Engineering)	541	21,191
Flushing Financial Corp. (Banks)	105	1,730
Flywire Corp.* (Financial Services)	403	9,329
Foghorn Therapeutics, Inc.* (Biotechnology)	77	497
Foot Locker, Inc. (Specialty Retail)	311	9,688
Forafric Global PLC* (Food Products)	19	201
Forestar Group, Inc.* (Real Estate Management & Development)	70	2,315
Forge Global Holdings, Inc.* (Capital Markets)	415	1,423
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	292	12,179
Forrester Research, Inc.* (Professional Services)	45	1,206
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	37	820
Forward Air Corp. (Air Freight & Logistics)	97	6,098
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	182	266
Four Corners Property Trust, Inc. (Specialized REITs)	343	8,678
Fox Factory Holding Corp.* (Automobile Components)	162	10,932
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	315	4,256
Franklin Covey Co.* (Professional Services)	44	1,915
Franklin Electric Co., Inc. (Machinery)	175	16,914
Fresh Del Monte Produce, Inc. (Food Products)	129	3,386
Freshworks, Inc.*—Class A (Software)	614	14,423
Frontdoor, Inc.* (Diversified Consumer Services)	307	10,813
Frontier Group Holdings, Inc.* (Passenger Airlines)	145	792
FRP Holdings, Inc.* (Real Estate Management & Development)	25	1,572
FS Bancorp, Inc. (Banks)	25	924
FTAI Aviation, Ltd. (Trading Companies & Distributors)	378	17,539
FTAI Infrastructure, Inc. (Ground Transportation)	374	1,455
FTC Solar, Inc.* (Electrical Equipment)	255	177
fuboTV, Inc.* (Interactive Media & Services)	1,072	3,409
FuelCell Energy, Inc.* (Electrical Equipment)	1,723	2,757
Fulgent Genetics, Inc.* (Health Care Providers & Services)	78	2,255
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	123	661
Fulton Financial Corp. (Banks)	609	10,024
Funko, Inc.*—Class A (Leisure Products)	134	1,036
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	98	596
FVCBankcorp, Inc.* (Banks)	60	852
Gambling.com Group, Ltd.* (Media)	57	556
Gannett Co., Inc.* (Media)	545	1,254
GATX Corp. (Trading Companies & Distributors)	135	16,230
GCM Grosvenor, Inc.—Class A (Capital Markets)	156	1,398
Genco Shipping & Trading, Ltd. (Marine Transportation)	160	2,654
Gencor Industries, Inc.* (Machinery)	40	646
Genelux Corp.* (Biotechnology)	70	981
Generation Bio Co.* (Biotechnology)	171	282
Genesco, Inc.* (Specialty Retail)	42	1,479
Genie Energy, Ltd.—Class B (Electric Utilities)	75	2,110
Gentherm, Inc.* (Automobile Components)	124	6,493
Genworth Financial, Inc.* (Insurance)	1,752	11,703
German American Bancorp, Inc. (Banks)	106	3,435
Geron Corp.* (Biotechnology)	1,941	4,096
Getty Realty Corp. (Retail REITs)	181	5,289
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	885	1,027
Gibraltar Industries, Inc.* (Building Products)	116	9,162
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	157	5,335
Glacier Bancorp, Inc. (Banks)	423	17,478
Gladstone Commercial Corp. (Diversified REITs)	151	1,999
Gladstone Land Corp. (Specialized REITs)	127	1,835
Glatfelter Corp.* (Paper & Forest Products)	167	324
Glaukos Corp.* (Health Care Equipment & Supplies)	180	14,308
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	121	780
Global Industrial Co. (Trading Companies & Distributors)	50	1,942
Global Medical REIT, Inc. (Health Care REITs)	231	2,564
Global Net Lease, Inc. (Diversified REITs)	738	7,343
Global Water Resources, Inc. (Water Utilities)	43	562
Globalstar, Inc.* (Diversified Telecommunication Services)	2,655	5,151
GMS, Inc.* (Trading Companies & Distributors)	156	12,859
Gogo, Inc.* (Wireless Telecommunication Services)	251	2,543
GoHealth, Inc.*—Class A (Insurance)	16	213
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	380	8,736
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	77	3,075
Golden Ocean Group, Ltd. (Marine Transportation)	467	4,558
Goosehead Insurance, Inc.*—Class A (Insurance)	81	6,140
GoPro, Inc.*—Class A (Household Durables)	477	1,655
GrafTech International, Ltd. (Electrical Equipment)	734	1,607

See accompanying notes to financial statements.

148 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Graham Holdings Co.—Class B (Diversified Consumer Services)	14	$9,751
Granite Construction, Inc. (Construction & Engineering)	167	8,494
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	193	1,146
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	128	771
Graphite Bio, Inc.* (Biotechnology)	105	275
Gray Television, Inc. (Media)	319	2,858
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	248	1,905
Great Southern Bancorp, Inc. (Banks)	34	2,018
Green Brick Partners, Inc.* (Household Durables)	99	5,142
Green Dot Corp.*—Class A (Consumer Finance)	175	1,733
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	221	5,574
Greene County Bancorp, Inc. (Banks)	27	761
Greenlight Capital Re, Ltd.*—Class A (Insurance)	98	1,119
Greif, Inc.—Class A (Containers & Packaging)	92	6,034
Greif, Inc.—Class B (Containers & Packaging)	20	1,320
Grid Dynamics Holdings, Inc.* (IT Services)	213	2,839
Griffon Corp. (Building Products)	159	9,691
Grindr, Inc.* (Interactive Media & Services)	154	1,352
Gritstone bio, Inc.* (Biotechnology)	332	677
Group 1 Automotive, Inc. (Specialty Retail)	52	15,846
GrowGeneration Corp.* (Specialty Retail)	222	557
Guaranty Bancshares, Inc. (Banks)	31	1,042
Guardant Health, Inc.* (Health Care Providers & Services)	428	11,577
Guess?, Inc. (Specialty Retail)	106	2,444
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	43	5,728
H&E Equipment Services, Inc. (Trading Companies & Distributors)	122	6,383
H.B. Fuller Co. (Chemicals)	206	16,770
Haemonetics Corp.* (Health Care Equipment & Supplies)	190	16,247
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	86	760
Halozyme Therapeutics, Inc.* (Biotechnology)	492	18,184
Hamilton Lane, Inc.—Class A (Capital Markets)	138	15,656
Hancock Whitney Corp. (Banks)	329	15,986
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,333	5,945
Hanmi Financial Corp. (Banks)	115	2,231
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	401	11,059
HarborOne Bancorp, Inc. (Banks)	156	1,869
Harmonic, Inc.* (Communications Equipment)	417	5,438
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	122	3,941
Harrow, Inc.* (Pharmaceuticals)	115	1,288
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	153	819
Haverty Furniture Cos., Inc. (Specialty Retail)	56	1,988
Hawaiian Holdings, Inc.* (Passenger Airlines)	193	2,741
Hawkins, Inc. (Chemicals)	74	5,211
Haynes International, Inc. (Metals & Mining)	48	2,738
HBT Financial, Inc. (Banks)	51	1,077
HCI Group, Inc. (Insurance)	25	2,185
Health Catalyst, Inc.* (Health Care Technology)	214	1,982
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	282	2,924
HealthEquity, Inc.* (Health Care Providers & Services)	319	21,150
HealthStream, Inc. (Health Care Technology)	91	2,460
Heartland Express, Inc. (Ground Transportation)	178	2,538
Heartland Financial USA, Inc. (Banks)	160	6,018
Hecla Mining Co. (Metals & Mining)	2,316	11,140
Heidrick & Struggles International, Inc. (Professional Services)	76	2,244
Helen of Troy, Ltd.* (Household Durables)	90	10,873
Helios Technologies, Inc. (Machinery)	126	5,714
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	545	5,603
Helmerich & Payne, Inc. (Energy Equipment & Services)	370	13,401
Herbalife, Ltd.* (Personal Care Products)	374	5,707
Herc Holdings, Inc. (Trading Companies & Distributors)	107	15,931
Heritage Commerce Corp. (Banks)	224	2,222
Heritage Financial Corp. (Banks)	131	2,802
Heron Therapeutics, Inc.* (Biotechnology)	391	665
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	152	812
Hibbett, Inc. (Specialty Retail)	47	3,385
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	46	655
Hillenbrand, Inc. (Machinery)	265	12,680
HilleVax, Inc.* (Biotechnology)	99	1,589
Hillman Solutions Corp.* (Machinery)	740	6,815
Hilltop Holdings, Inc. (Banks)	177	6,232
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	305	12,254
Himalaya Shipping, Ltd.* (Marine Transportation)	106	717
Hims & Hers Health, Inc.* (Health Care Providers & Services)	462	4,112
Hingham Institution For Savings The (Banks)	6	1,166
Hippo Holdings, Inc.* (Insurance)	40	365
HireQuest, Inc. (Professional Services)	20	307
HireRight Holdings Corp.* (Professional Services)	51	686
HNI Corp. (Commercial Services & Supplies)	175	7,320
Holley, Inc.* (Automobile Components)	199	969
Home Bancorp, Inc. (Banks)	27	1,134
Home BancShares, Inc. (Banks)	723	18,314
HomeStreet, Inc. (Banks)	68	700
HomeTrust Bancshares, Inc. (Banks)	56	1,508
Hooker Furnishings Corp. (Household Durables)	41	1,069
Hope Bancorp, Inc. (Banks)	437	5,279
Horace Mann Educators Corp. (Insurance)	156	5,101
Horizon Bancorp, Inc. (Banks)	164	2,347
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	19	2,957

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 149

Common Stocks, continued

	Shares	Value
Hub Group, Inc.*—Class A (Air Freight & Logistics)	119	$10,940
Hudson Pacific Properties, Inc. (Office REITs)	523	4,869
Hudson Technologies, Inc.* (Trading Companies & Distributors)	166	2,239
Humacyte, Inc.* (Biotechnology)	232	659
Huron Consulting Group, Inc.* (Professional Services)	73	7,504
Hyliion Holdings Corp.* (Machinery)	558	454
Hyster-Yale Materials Handling, Inc. (Machinery)	42	2,612
I3 Verticals, Inc.*—Class A (Financial Services)	85	1,799
i-80 Gold Corp.* (Metals & Mining)	731	1,287
IBEX Holdings, Ltd.* (Professional Services)	36	684
ICF International, Inc. (Professional Services)	71	9,520
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	108	3,632
Icosavax, Inc.* (Biotechnology)	104	1,639
Ideaya Biosciences, Inc.* (Biotechnology)	229	8,148
IDT Corp.*—Class B (Diversified Telecommunication Services)	58	1,977
IES Holdings, Inc.* (Construction & Engineering)	31	2,456
IGM Biosciences, Inc.* (Biotechnology)	50	416
iHeartMedia, Inc.*—Class A (Media)	392	1,047
Ikena Oncology, Inc.* (Pharmaceuticals)	116	229
IMAX Corp.* (Entertainment)	170	2,553
Immersion Corp. (Technology Hardware, Storage & Peripherals)	117	826
Immuneering Corp.*—Class A (Biotechnology)	84	617
ImmunityBio, Inc.*(a) (Biotechnology)	502	2,520
ImmunoGen, Inc.* (Biotechnology)	908	26,921
Immunovant, Inc.* (Biotechnology)	205	8,637
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	88	7,923
Inari Medical, Inc.* (Health Care Equipment & Supplies)	203	13,179
Independence Realty Trust, Inc. (Residential REITs)	855	13,081
Independent Bank Corp. (Banks)	168	11,056
Independent Bank Corp. (Banks)	76	1,978
Independent Bank Group, Inc. (Banks)	137	6,971
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	571	4,631
Infinera Corp.* (Communications Equipment)	755	3,586
Information Services Group, Inc. (IT Services)	132	622
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	68	717
Ingevity Corp.* (Chemicals)	139	6,564
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	54	4,664
Inhibrx, Inc.* (Biotechnology)	130	4,940
Inmode, Ltd.* (Health Care Equipment & Supplies)	293	6,516
Innodata, Inc.* (Professional Services)	98	798
Innospec, Inc. (Chemicals)	94	11,585
Innovage Holding Corp.* (Health Care Providers & Services)	71	426
INNOVATE Corp.* (Construction & Engineering)	205	252
Innovative Industrial Properties, Inc. (Industrial REITs)	106	10,687
Innoviva, Inc.* (Pharmaceuticals)	225	3,609
Inogen, Inc.* (Health Care Equipment & Supplies)	87	478
Inozyme Pharma, Inc.* (Biotechnology)	180	767
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	109	19,314
Insmed, Inc.* (Biotechnology)	524	16,239
Insperity, Inc. (Professional Services)	135	15,825
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	82	810
Installed Building Products, Inc. (Household Durables)	89	16,271
Insteel Industries, Inc. (Building Products)	72	2,757
Instructure Holdings, Inc.* (Software)	74	1,999
Intapp, Inc.* (Software)	105	3,992
Integer Holdings Corp.* (Health Care Equipment & Supplies)	126	12,484
Integral Ad Science Holding Corp.* (Media)	184	2,648
Intellia Therapeutics, Inc.* (Biotechnology)	334	10,184
Inter Parfums, Inc. (Personal Care Products)	70	10,081
InterDigital, Inc. (Software)	100	10,854
Interface, Inc. (Commercial Services & Supplies)	217	2,739
International Bancshares Corp. (Banks)	204	11,081
International Game Technology PLC (Hotels, Restaurants & Leisure)	411	11,265
International Money Express, Inc.* (Financial Services)	121	2,673
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	154	7,004
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	45	612
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	97	419
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	355	25,424
Intrepid Potash, Inc.* (Chemicals)	41	979
InvenTrust Properties Corp. (Retail REITs)	257	6,512
Invesco Mortgage Capital, Inc. (Mortgage REITs)	170	1,506
Investors Title Co. (Insurance)	5	811
Invitae Corp.*(a) (Health Care Providers & Services)	995	624
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	610	7,558
Iovance Biotherapeutics, Inc.* (Biotechnology)	869	7,065
iRadimed Corp. (Health Care Equipment & Supplies)	28	1,329
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	116	12,417
iRobot Corp.* (Household Durables)	104	4,025
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	525	6,006
Ispire Technology, Inc.*(a) (Tobacco)	67	813
iTeos Therapeutics, Inc.* (Biotechnology)	94	1,029
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	161	837
Itron, Inc.* (Electronic Equipment, Instruments & Components)	173	13,063

See accompanying notes to financial statements.

150 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Ivanhoe Electric, Inc.* (Metals & Mining)	239	$2,409
J & J Snack Foods Corp. (Food Products)	57	9,527
J Jill, Inc.* (Specialty Retail)	17	438
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	77	6,286
Jackson Financial, Inc.—Class A (Financial Services)	314	16,077
JAKKS Pacific, Inc.* (Leisure Products)	28	995
James River Group Holdings, Ltd. (Insurance)	140	1,294
Jamf Holding Corp.* (Software)	268	4,840
Janus International Group, Inc.* (Building Products)	322	4,202
Janux Therapeutics, Inc.* (Biotechnology)	65	697
JBG SMITH Properties (Office REITs)	384	6,532
JELD-WEN Holding, Inc.* (Building Products)	323	6,098
JetBlue Airways Corp.* (Passenger Airlines)	1,274	7,071
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,055	7,016
John B Sanfilippo & Son, Inc. (Food Products)	34	3,503
John Bean Technologies Corp. (Machinery)	121	12,033
John Marshall Bancorp, Inc. (Banks)	48	1,083
John Wiley & Sons, Inc.—Class A (Media)	138	4,380
Johnson Outdoors, Inc.—Class A (Leisure Products)	21	1,122
Kadant, Inc. (Machinery)	45	12,614
Kaiser Aluminum Corp. (Metals & Mining)	61	4,343
Kaltura, Inc.* (Software)	318	620
KalVista Pharmaceuticals, Inc.* (Biotechnology)	117	1,433
Kaman Corp. (Aerospace & Defense)	106	2,539
Karat Packaging, Inc. (Trading Companies & Distributors)	26	646
Karyopharm Therapeutics, Inc.* (Biotechnology)	428	370
KB Home (Household Durables)	270	16,864
Kearny Financial Corp. (Banks)	212	1,902
Kelly Services, Inc.—Class A (Professional Services)	118	2,551
Kennametal, Inc. (Machinery)	306	7,892
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	454	5,621
Keros Therapeutics, Inc.* (Biotechnology)	85	3,380
Kezar Life Sciences, Inc.* (Biotechnology)	269	255
Kforce, Inc. (Professional Services)	73	4,932
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	90	2,426
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	69	2,305
Kingsway Financial Services, Inc.* (Insurance)	41	344
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	119	2,087
Kite Realty Group Trust (Retail REITs)	826	18,881
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	223	2,950
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	47	529
Knife River Corp.* (Construction Materials)	215	14,229
Knowles Corp.* (Electronic Equipment, Instruments & Components)	341	6,107
Kodiak Gas Services, Inc. (Energy Equipment & Services)	60	1,205
Kodiak Sciences, Inc.* (Biotechnology)	122	371
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	213	13,295
Koppers Holdings, Inc. (Chemicals)	77	3,944
Korn Ferry (Professional Services)	198	11,751
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	129	317
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,730	11,608
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	484	9,820
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	332	5,010
Kronos Worldwide, Inc. (Chemicals)	83	825
Krystal Biotech, Inc.* (Biotechnology)	81	10,049
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	211	11,546
Kura Oncology, Inc.* (Biotechnology)	267	3,839
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	22	1,672
KVH Industries, Inc.* (Communications Equipment)	71	373
Kymera Therapeutics, Inc.* (Biotechnology)	144	3,666
Ladder Capital Corp. (Mortgage REITs)	429	4,938
Lakeland Bancorp, Inc. (Banks)	236	3,490
Lakeland Financial Corp. (Banks)	94	6,125
Lancaster Colony Corp. (Food Products)	75	12,480
Lands’ End, Inc.* (Specialty Retail)	56	535
Landsea Homes Corp.* (Household Durables)	76	999
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	258	15,996
LanzaTech Global, Inc.* (Commercial Services & Supplies)	77	387
Larimar Therapeutics, Inc.* (Biotechnology)	96	437
Latham Group, Inc.* (Leisure Products)	146	384
Laureate Education, Inc. (Diversified Consumer Services)	497	6,814
La-Z-Boy, Inc. (Household Durables)	165	6,092
Lazydays Holdings, Inc.* (Specialty Retail)	28	197
LCI Industries (Automobile Components)	93	11,691
LCNB Corp. (Banks)	40	631
Legacy Housing Corp.* (Household Durables)	38	958
Legalzoom.com, Inc.* (Professional Services)	449	5,074
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	75	4,257
Lemonade, Inc.*(a) (Insurance)	192	3,097
LendingClub Corp.* (Consumer Finance)	411	3,592
LendingTree, Inc.* (Consumer Finance)	41	1,243
Leonardo DRS, Inc.* (Aerospace & Defense)	260	5,210
Leslie’s, Inc.* (Specialty Retail)	673	4,650
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	350	536
LGI Homes, Inc.* (Household Durables)	78	10,386
Liberty Energy, Inc. (Energy Equipment & Services)	623	11,301
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	132	965
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	521	3,824
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	528	309

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 151

Common Stocks, continued

	Shares	Value
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	169	$2,549
LifeStance Health Group, Inc.* (Health Care Providers & Services)	402	3,148
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	64	4,571
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	347	28,491
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	443	2,206
Limbach Holdings, Inc.* (Construction & Engineering)	35	1,591
Limoneira Co. (Food Products)	67	1,382
Lincoln Educational Services Corp.* (Diversified Consumer Services)	89	894
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	132	1,488
Lindsay Corp. (Machinery)	42	5,425
Lineage Cell Therapeutics, Inc.* (Biotechnology)	502	547
Lions Gate Entertainment Corp.*—Class A (Entertainment)	220	2,398
Lions Gate Entertainment Corp.*—Class B (Entertainment)	457	4,657
Liquidia Corp.* (Pharmaceuticals)	180	2,165
Liquidity Services, Inc.* (Commercial Services & Supplies)	87	1,497
LivaNova PLC* (Health Care Equipment & Supplies)	206	10,658
Live Oak Bancshares, Inc. (Banks)	127	5,779
Livent Corp.* (Chemicals)	685	12,316
LivePerson, Inc.* (Software)	296	1,122
LiveRamp Holdings, Inc.* (Software)	249	9,432
Livewire Group, Inc.* (Automobiles)	72	814
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	58	350
Loop Media, Inc.* (Entertainment)	144	144
LSB Industries, Inc.* (Chemicals)	203	1,890
LSI Industries, Inc. (Electrical Equipment)	106	1,492
LTC Properties, Inc. (Health Care REITs)	156	5,011
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,820	6,991
Luminar Technologies, Inc.*(a) (Automobile Components)	1,031	3,474
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	122	811
Luther Burbank Corp.* (Banks)	38	407
Luxfer Holdings PLC (Machinery)	101	903
LXP Industrial Trust (Industrial REITs)	1,099	10,902
Lyell Immunopharma, Inc.* (Biotechnology)	657	1,275
M.D.C Holdings, Inc. (Household Durables)	228	12,597
M/I Homes, Inc.* (Household Durables)	102	14,049
Macatawa Bank Corp. (Banks)	99	1,117
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	206	19,148
MacroGenics, Inc.* (Biotechnology)	230	2,213
Madison Square Garden Entertainment Corp.* (Entertainment)	151	4,800
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	56	12,957
Magnite, Inc.* (Media)	512	4,782
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	681	14,498
Maiden Holdings, Ltd.* (Insurance)	343	785
MainStreet Bancshares, Inc. (Banks)	27	670
Malibu Boats, Inc.*—Class A (Leisure Products)	78	4,276
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	87	388
MannKind Corp.* (Biotechnology)	988	3,596
Marathon Digital Holdings, Inc.* (Software)	807	18,956
Marcus & Millichap, Inc. (Real Estate Management & Development)	90	3,931
Marine Products Corp. (Leisure Products)	31	353
MarineMax, Inc.* (Specialty Retail)	81	3,151
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	191	2,076
MarketWise, Inc. (Capital Markets)	121	330
Marqeta, Inc.*—Class A (Financial Services)	1,819	12,697
Marten Transport, Ltd. (Ground Transportation)	221	4,637
Masonite International Corp.* (Building Products)	84	7,111
Masterbrand, Inc.* (Building Products)	492	7,306
MasterCraft Boat Holdings, Inc.* (Leisure Products)	65	1,472
Matador Resources Co. (Oil, Gas & Consumable Fuels)	429	24,392
Materion Corp. (Metals & Mining)	78	10,150
Mativ Holdings, Inc. (Chemicals)	207	3,169
Matson, Inc. (Marine Transportation)	131	14,357
Matterport, Inc.* (Software)	967	2,601
Matthews International Corp.—Class A (Commercial Services & Supplies)	112	4,105
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	29	461
MaxCyte, Inc.* (Life Sciences Tools & Services)	330	1,551
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	110	789
Maximus, Inc. (Professional Services)	231	19,373
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	288	6,846
Mayville Engineering Co., Inc.* (Machinery)	43	620
MBIA, Inc. (Insurance)	172	1,053
McGrath RentCorp (Trading Companies & Distributors)	93	11,125
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	85	948
Medifast, Inc. (Personal Care Products)	41	2,756
MeiraGTx Holdings PLC* (Biotechnology)	122	856
Mercantile Bank Corp. (Banks)	60	2,423
Merchants Bancorp (Financial Services)	61	2,597
Mercury General Corp. (Insurance)	101	3,768
MeridianLink, Inc.* (Software)	99	2,452
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	216	16,407
Meritage Homes Corp. (Household Durables)	138	24,041
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	40	536

See accompanying notes to financial statements.

152 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Mersana Therapeutics, Inc.* (Biotechnology)	419	$972
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	20	2,095
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	129	2,932
Metrocity Bankshares, Inc. (Banks)	70	1,681
Metropolitan Bank Holding Corp.* (Banks)	39	2,160
MFA Financial, Inc. (Mortgage REITs)	387	4,361
MGE Energy, Inc. (Electric Utilities)	138	9,979
MGP Ingredients, Inc. (Beverages)	61	6,010
MicroStrategy, Inc.*(a) (Software)	47	29,685
Microvast Holdings, Inc.* (Machinery)	814	1,140
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	714	1,899
Mid Penn Bancorp, Inc. (Banks)	54	1,311
Middlefield Banc Corp. (Banks)	30	971
Middlesex Water Co. (Water Utilities)	67	4,397
Midland States Bancorp, Inc. (Banks)	78	2,150
MidWestOne Financial Group, Inc. (Banks)	54	1,453
Miller Industries, Inc. (Machinery)	42	1,776
MillerKnoll, Inc. (Commercial Services & Supplies)	280	7,470
MiMedx Group, Inc.* (Biotechnology)	437	3,832
Minerals Technologies, Inc. (Chemicals)	123	8,771
Mineralys Therapeutics, Inc.* (Biotechnology)	73	628
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	759	7,780
Mirum Pharmaceuticals, Inc.* (Biotechnology)	93	2,745
Mission Produce, Inc.* (Food Products)	183	1,846
Mistras Group, Inc.* (Professional Services)	78	571
Mitek Systems, Inc.* (Software)	165	2,152
Model N, Inc.* (Software)	144	3,878
Modine Manufacturing Co.* (Automobile Components)	195	11,642
ModivCare, Inc.* (Health Care Providers & Services)	49	2,156
Moelis & Co.—Class A (Capital Markets)	253	14,201
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	51	3,527
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	171	472
Monro, Inc. (Specialty Retail)	118	3,462
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	252	2,245
Monte Rosa Therapeutics, Inc.* (Biotechnology)	114	644
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	105	3,374
Moog, Inc.—Class A (Aerospace & Defense)	107	15,491
Morphic Holding, Inc.* (Biotechnology)	139	4,014
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	58	1,749
Mr. Cooper Group, Inc.* (Financial Services)	244	15,889
MRC Global, Inc.* (Trading Companies & Distributors)	318	3,501
Mueller Industries, Inc. (Machinery)	425	20,039
Mueller Water Products, Inc.—Class A (Machinery)	588	8,467
Multiplan Corp.* (Health Care Technology)	1,458	2,100
Mural Oncology PLC* (Biotechnology)	62	367
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	563	24,018
MVB Financial Corp. (Banks)	43	970
Myers Industries, Inc. (Containers & Packaging)	138	2,698
MYR Group, Inc.* (Construction & Engineering)	63	9,112
Myriad Genetics, Inc.* (Biotechnology)	306	5,857
N-able, Inc.* (Software)	265	3,511
Nabors Industries, Ltd.* (Energy Equipment & Services)	35	2,857
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	16	584
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	178	133
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	180	1,147
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	126	4,316
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	11	858
National Bank Holdings Corp.—Class A (Banks)	140	5,207
National Bankshares, Inc. (Banks)	22	712
National Beverage Corp.* (Beverages)	89	4,425
National Health Investors, Inc. (Health Care REITs)	158	8,824
National HealthCare Corp. (Health Care Providers & Services)	48	4,436
National Presto Industries, Inc. (Aerospace & Defense)	20	1,606
National Research Corp. (Health Care Providers & Services)	55	2,176
National Vision Holdings, Inc.* (Specialty Retail)	294	6,153
National Western Life Group, Inc.—Class A (Insurance)	9	4,347
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	36	576
Nature’s Sunshine Products, Inc.* (Personal Care Products)	50	865
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	191	571
Navient Corp. (Consumer Finance)	326	6,070
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	414	3,341
NBT Bancorp, Inc. (Banks)	174	7,292
Nelnet, Inc.—Class A (Consumer Finance)	49	4,323
Neogen Corp.* (Health Care Equipment & Supplies)	826	16,611
NeoGenomics, Inc.* (Health Care Providers & Services)	483	7,815
NerdWallet, Inc.*—Class A (Consumer Finance)	128	1,884
Nerdy, Inc.* (Diversified Consumer Services)	236	809
NETGEAR, Inc.* (Communications Equipment)	109	1,589
NetScout Systems, Inc.* (Communications Equipment)	263	5,773
NETSTREIT Corp. (Retail REITs)	262	4,677

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 153

Common Stocks, continued

	Shares	Value
Neumora Therapeutics, Inc.* (Pharmaceuticals)	57	$972
Nevro Corp.* (Health Care Equipment & Supplies)	134	2,884
New Jersey Resources Corp. (Gas Utilities)	369	16,450
New York Mortgage Trust, Inc. (Mortgage REITs)	344	2,934
Newmark Group, Inc.—Class A (Real Estate Management & Development)	520	5,699
Newpark Resources, Inc.* (Energy Equipment & Services)	288	1,912
NewtekOne, Inc. (Financial Services)	88	1,214
NexPoint Diversified Real Estate Trust (Diversified REITs)	116	922
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	31	488
NexPoint Residential Trust, Inc. (Residential REITs)	85	2,927
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	295	1,407
Nextdoor Holdings, Inc.* (Interactive Media & Services)	550	1,040
NextNav, Inc.* (Software)	209	930
NEXTracker, Inc.*—Class A (Electrical Equipment)	188	8,808
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	164	141
NI Holdings, Inc.* (Insurance)	31	403
Nicolet Bankshares, Inc. (Banks)	49	3,944
Nikola Corp.* (Machinery)	2,356	2,061
NioCorp Developments, Ltd.* (Metals & Mining)	7	22
Nkarta, Inc.* (Biotechnology)	113	746
NL Industries, Inc. (Commercial Services & Supplies)	31	174
nLight, Inc.* (Electronic Equipment, Instruments & Components)	170	2,295
NMI Holdings, Inc.*—Class A (Financial Services)	307	9,112
Noble Corp. PLC (Energy Equipment & Services)	427	20,564
Noodles & Co.* (Hotels, Restaurants & Leisure)	151	476
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	777	3,263
Northeast Bank (Banks)	26	1,435
Northeast Community Bancorp, Inc. (Banks)	48	852
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	334	12,381
Northfield Bancorp, Inc. (Banks)	152	1,912
Northrim Bancorp, Inc. (Banks)	21	1,201
Northwest Bancshares, Inc. (Banks)	483	6,028
Northwest Natural Holding Co. (Gas Utilities)	136	5,296
Northwest Pipe Co.* (Construction & Engineering)	38	1,150
Northwestern Energy Group, Inc. (Multi-Utilities)	234	11,908
Norwood Financial Corp. (Banks)	28	921
Novagold Resources, Inc.* (Metals & Mining)	916	3,426
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	136	22,903
Novavax, Inc.*(a) (Biotechnology)	360	1,728
NOW, Inc.* (Trading Companies & Distributors)	403	4,562
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	189	3,670
Nurix Therapeutics, Inc.* (Biotechnology)	180	1,858
NuScale Power Corp.* (Electrical Equipment)	205	674
Nuvalent, Inc.*—Class A (Biotechnology)	100	7,359
Nuvation Bio, Inc.* (Pharmaceuticals)	551	832
Nuvectis Pharma, Inc.* (Biotechnology)	27	225
NV5 Global, Inc.* (Professional Services)	53	5,889
NVE Corp. (Semiconductors & Semiconductor Equipment)	18	1,412
Oak Valley Bancorp (Banks)	26	779
Ocean Biomedical, Inc.* (Biotechnology)	32	21
Oceaneering International, Inc.* (Energy Equipment & Services)	381	8,108
OceanFirst Financial Corp. (Banks)	221	3,837
Ocular Therapeutix, Inc.* (Pharmaceuticals)	302	1,347
Ocwen Financial Corp.* (Financial Services)	25	769
Office Properties Income Trust (Office REITs)	182	1,332
OFG Bancorp (Banks)	175	6,559
O-I Glass, Inc.* (Containers & Packaging)	589	9,648
Oil States International, Inc.* (Energy Equipment & Services)	239	1,623
Oil-Dri Corp. of America (Household Products)	19	1,275
Old National Bancorp (Banks)	1,111	18,765
Old Second Bancorp, Inc. (Banks)	165	2,548
Olema Pharmaceuticals, Inc.* (Biotechnology)	101	1,417
Olo, Inc.*—Class A (Software)	391	2,237
Olympic Steel, Inc. (Metals & Mining)	38	2,535
Omega Flex, Inc. (Machinery)	12	846
Omega Therapeutics, Inc.* (Biotechnology)	91	274
Omeros Corp.* (Pharmaceuticals)	230	752
OmniAb, Inc.* (Life Sciences Tools & Services)	353	2,178
Omnicell, Inc.* (Health Care Equipment & Supplies)	170	6,397
ON24, Inc. (Software)	117	922
ONE Gas, Inc. (Gas Utilities)	210	13,381
One Liberty Properties, Inc. (Diversified REITs)	62	1,358
OneSpan, Inc.* (Software)	152	1,629
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	316	4,456
OneWater Marine, Inc.* (Specialty Retail)	44	1,487
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	186	28,439
Ooma, Inc.* (Diversified Telecommunication Services)	91	976
Open Lending Corp.* (Capital Markets)	377	3,208
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,105	9,430
OPENLANE, Inc.* (Commercial Services & Supplies)	409	6,057
OPKO Health, Inc.* (Health Care Providers & Services)	1,527	2,306
OppFi, Inc.* (Consumer Finance)	40	205
OptimizeRx Corp.* (Health Care Technology)	61	873
Optinose, Inc.* (Pharmaceuticals)	275	355
Option Care Health, Inc.* (Health Care Providers & Services)	636	21,427
Orange County Bancorp, Inc. (Banks)	19	1,145

See accompanying notes to financial statements.

154 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	273	$2,239
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	55	502
Orchid Island Capital, Inc. (Mortgage REITs)	199	1,678
Organogenesis Holdings, Inc.* (Biotechnology)	265	1,084
ORIC Pharmaceuticals, Inc.* (Biotechnology)	148	1,362
Origin Bancorp, Inc. (Banks)	110	3,913
Origin Materials, Inc.* (Chemicals)	442	370
Orion Office REIT, Inc. (Office REITs)	216	1,236
Orion SA (Chemicals)	210	5,823
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	203	15,385
Orrstown Financial Services, Inc. (Banks)	39	1,151
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	133	1,793
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	61	1,983
Oscar Health, Inc.*—Class A (Insurance)	598	5,472
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	61	7,872
Otter Tail Corp. (Electric Utilities)	157	13,340
Outbrain, Inc.* (Interactive Media & Services)	155	679
Outfront Media, Inc. (Specialized REITs)	559	7,804
Outlook Therapeutics, Inc.*(a) (Biotechnology)	595	234
Outset Medical, Inc.* (Health Care Equipment & Supplies)	189	1,022
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	233	1,228
Ovid Therapeutics, Inc.* (Biotechnology)	225	725
Owens & Minor, Inc.* (Health Care Providers & Services)	281	5,415
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	57	5,700
P10, Inc.—Class A (Capital Markets)	166	1,697
P3 Health Partners, Inc.* (Health Care Providers & Services)	154	217
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	954	9,359
Pacific Premier Bancorp, Inc. (Banks)	360	10,480
Pacira BioSciences, Inc.* (Pharmaceuticals)	173	5,837
Pactiv Evergreen, Inc. (Containers & Packaging)	152	2,084
PagerDuty, Inc.* (Software)	344	7,964
Pagseguro Digital, Ltd.*—Class A (Financial Services)	753	9,390
Palomar Holdings, Inc.* (Insurance)	92	5,106
PAM Transportation Services, Inc.* (Ground Transportation)	24	499
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	137	1,129
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	124	9,453
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	210	7,638
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	101	4,398
Paragon 28, Inc.* (Health Care Equipment & Supplies)	166	2,063
Paramount Group, Inc. (Office REITs)	700	3,619
Park Aerospace Corp. (Aerospace & Defense)	70	1,029
Park National Corp. (Banks)	55	7,307
Parke Bancorp, Inc. (Banks)	40	810
Park-Ohio Holdings Corp. (Machinery)	33	890
Parsons Corp.* (Professional Services)	156	9,783
Pathward Financial, Inc. (Banks)	99	5,240
Patria Investments, Ltd.—Class A (Capital Markets)	206	3,195
Patrick Industries, Inc. (Automobile Components)	81	8,128
Patterson Cos., Inc. (Health Care Providers & Services)	326	9,275
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,340	14,472
Payoneer Global, Inc.* (Financial Services)	1,004	5,231
Paysafe, Ltd.* (Financial Services)	123	1,573
Paysign, Inc.* (Financial Services)	123	344
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	423	18,595
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	44	2,957
PCB Bancorp (Banks)	42	774
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	116	3,728
PDS Biotechnology Corp.* (Biotechnology)	105	522
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	433	10,531
Peakstone Realty Trust (Office REITs)	137	2,730
Peapack-Gladstone Financial Corp. (Banks)	64	1,908
Pebblebrook Hotel Trust (Hotel & Resort REITs)	451	7,207
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	318	2,957
Penns Woods Bancorp, Inc. (Banks)	26	585
PennyMac Financial Services, Inc. (Financial Services)	96	8,484
PennyMac Mortgage Investment Trust (Mortgage REITs)	330	4,934
Peoples Bancorp, Inc. (Banks)	132	4,456
Peoples Financial Services Corp. (Banks)	26	1,266
PepGen, Inc.* (Biotechnology)	37	252
Perdoceo Education Corp. (Diversified Consumer Services)	247	4,337
Perella Weinberg Partners (Capital Markets)	159	1,945
Perficient, Inc.* (IT Services)	130	8,557
Performant Financial Corp.* (Commercial Services & Supplies)	254	794
Perimeter Solutions SA* (Chemicals)	577	2,654
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,482	20,155
Perpetua Resources Corp.* (Metals & Mining)	142	450
PetIQ, Inc.* (Health Care Providers & Services)	103	2,034
PetMed Express, Inc. (Specialty Retail)	77	582
PGT Innovations, Inc.* (Building Products)	215	8,751
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	121	1,105

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 155

Common Stocks, continued

	Shares	Value
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	77	$892
Phillips Edison & Co., Inc. (Retail REITs)	447	16,306
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	232	7,278
Phreesia, Inc.* (Health Care Technology)	201	4,653
Physicians Realty Trust (Health Care REITs)	902	12,006
Piedmont Lithium, Inc.* (Metals & Mining)	68	1,920
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	467	3,320
Pioneer Bancorp, Inc.* (Banks)	43	430
Piper Sandler Cos. (Capital Markets)	66	11,541
Pitney Bowes, Inc. (Commercial Services & Supplies)	665	2,926
PJT Partners, Inc.—Class A (Capital Markets)	90	9,168
Planet Labs PBC* (Professional Services)	663	1,638
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	139	1,172
Playstudios, Inc.* (Entertainment)	323	875
Plexus Corp.* (Electronic Equipment, Instruments & Components)	104	11,246
Pliant Therapeutics, Inc.* (Pharmaceuticals)	217	3,930
Plumas Bancorp (Banks)	21	868
Plymouth Industrial REIT, Inc. (Industrial REITs)	168	4,044
PMV Pharmaceuticals, Inc.* (Biotechnology)	145	450
PNM Resources, Inc. (Electric Utilities)	325	13,520
Ponce Financial Group, Inc.* (Banks)	73	712
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	172	2,740
Portland General Electric Co. (Electric Utilities)	386	16,729
Poseida Therapeutics, Inc.* (Biotechnology)	256	860
Postal Realty Trust, Inc.—Class A (Office REITs)	77	1,121
Potbelly Corp.* (Hotels, Restaurants & Leisure)	99	1,032
PotlatchDeltic Corp. (Specialized REITs)	300	14,729
Powell Industries, Inc. (Electrical Equipment)	35	3,094
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	216	17,736
PowerSchool Holdings, Inc.* (Software)	213	5,018
PRA Group, Inc.* (Consumer Finance)	146	3,825
Precigen, Inc.* (Biotechnology)	511	685
Preferred Bank (Banks)	49	3,579
Preformed Line Products Co. (Electrical Equipment)	9	1,205
Prelude Therapeutics, Inc.* (Biotechnology)	56	239
Premier Financial Corp. (Banks)	134	3,229
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	189	11,571
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	13	7
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	95	7,199
Prime Medicine, Inc.* (Biotechnology)	149	1,320
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	319
Primis Financial Corp. (Banks)	76	962
Primo Water Corp. (Beverages)	593	8,925
Primoris Services Corp. (Construction & Engineering)	202	6,708
Princeton Bancorp, Inc. (Banks)	19	682
Priority Technology Holdings, Inc.* (Financial Services)	66	235
Privia Health Group, Inc.* (Health Care Providers & Services)	427	9,834
ProAssurance Corp. (Insurance)	198	2,730
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	153	6,412
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	98	831
PROG Holdings, Inc.* (Consumer Finance)	168	5,193
Progress Software Corp. (Software)	165	8,960
Progyny, Inc.*(a) (Health Care Providers & Services)	301	11,191
ProKidney Corp.* (Biotechnology)	170	303
ProPetro Holding Corp.* (Energy Equipment & Services)	365	3,059
PROS Holdings, Inc.* (Software)	170	6,594
Protagonist Therapeutics, Inc.* (Biotechnology)	217	4,976
Protalix BioTherapeutics, Inc.* (Biotechnology)	250	445
Prothena Corp. PLC* (Biotechnology)	160	5,814
Proto Labs, Inc.* (Machinery)	100	3,896
Provident Financial Services, Inc. (Banks)	278	5,012
PTC Therapeutics, Inc.* (Biotechnology)	273	7,524
PubMatic, Inc.*—Class A (Media)	162	2,642
Pulmonx Corp.* (Health Care Equipment & Supplies)	139	1,772
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	61	747
Pure Cycle Corp.* (Water Utilities)	74	775
PureCycle Technologies, Inc.*(a) (Chemicals)	439	1,778
Purple Innovation, Inc. (Household Durables)	207	213
Q2 Holdings, Inc.* (Software)	216	9,377
QCR Holdings, Inc. (Banks)	63	3,679
Quad/Graphics, Inc.* (Commercial Services & Supplies)	115	623
Quaker Chemical Corp. (Chemicals)	53	11,311
Qualys, Inc.* (Software)	141	27,674
Quanex Building Products Corp. (Building Products)	125	3,821
Quanterix Corp.* (Life Sciences Tools & Services)	133	3,636
Quantum-Si, Inc.* (Life Sciences Tools & Services)	385	774
QuinStreet, Inc.* (Interactive Media & Services)	200	2,564
Quipt Home Medical Corp.* (Health Care Providers & Services)	154	784
Qurate Retail, Inc.*—Class B (Broadline Retail)	4	26
Rackspace Technology, Inc.* (IT Services)	238	476
Radian Group, Inc. (Financial Services)	597	17,044

See accompanying notes to financial statements.

156 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Radiant Logistics, Inc.* (Air Freight & Logistics)	137	$910
RadNet, Inc.* (Health Care Providers & Services)	229	7,962
Rain Oncology, Inc.* (Pharmaceuticals)	66	79
Rallybio Corp.* (Biotechnology)	115	275
Ramaco Resources, Inc.—Class A (Metals & Mining)	84	1,443
Ramaco Resources, Inc.—Class B (Metals & Mining)	17	226
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	413	28,187
Ranger Energy Services, Inc. (Energy Equipment & Services)	55	563
Ranpak Holdings Corp.* (Containers & Packaging)	163	949
Rapid7, Inc.* (Software)	230	13,133
RAPT Therapeutics, Inc.* (Biotechnology)	112	2,783
Rayonier Advanced Materials, Inc.* (Chemicals)	240	972
Rayzebio, Inc.* (Biotechnology)	77	4,787
RBB Bancorp (Banks)	64	1,219
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	33	2,187
RE/MAX Holdings, Inc. (Real Estate Management & Development)	66	880
Ready Capital Corp. (Mortgage REITs)	607	6,222
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	516	5,088
Red River Bancshares, Inc. (Banks)	18	1,010
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	60	748
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	181	9,652
Red Violet, Inc.* (Software)	42	839
Redfin Corp.* (Real Estate Management & Development)	414	4,272
Redwire Corp.* (Aerospace & Defense)	29	83
Redwood Trust, Inc. (Mortgage REITs)	431	3,194
REGENXBIO, Inc.* (Biotechnology)	156	2,800
Regional Management Corp. (Consumer Finance)	31	777
Relay Therapeutics, Inc.* (Biotechnology)	341	3,754
Remitly Global, Inc.* (Financial Services)	505	9,807
Renasant Corp. (Banks)	210	7,073
Reneo Pharmaceuticals, Inc.* (Biotechnology)	48	77
Rent the Runway, Inc.*—Class A (Specialty Retail)	189	100
Repay Holdings Corp.* (Financial Services)	313	2,673
Replimune Group, Inc.* (Biotechnology)	187	1,576
Republic Bancorp, Inc.—Class A (Banks)	32	1,765
Reservoir Media, Inc.* (Entertainment)	75	535
Resideo Technologies, Inc.* (Building Products)	555	10,445
Resources Connection, Inc. (Professional Services)	123	1,743
Retail Opportunity Investments Corp. (Retail REITs)	467	6,552
REV Group, Inc. (Machinery)	120	2,180
Revance Therapeutics, Inc.* (Pharmaceuticals)	331	2,909
REVOLUTION Medicines, Inc.* (Biotechnology)	545	15,631
Revolve Group, Inc.* (Specialty Retail)	156	2,586
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	59	2,791
RGC Resources, Inc. (Gas Utilities)	31	631
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	195	8,964
Ribbon Communications, Inc.* (Communications Equipment)	336	974
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	46	614
Rigel Pharmaceuticals, Inc.* (Biotechnology)	648	940
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	34	926
Rimini Street, Inc.* (Software)	197	644
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	453	661
Riot Platforms, Inc.* (Software)	721	11,154
RLJ Lodging Trust (Hotel & Resort REITs)	587	6,880
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,056	5,840
Rocket Pharmaceuticals, Inc.* (Biotechnology)	237	7,103
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	27	815
Rogers Corp.* (Electronic Equipment, Instruments & Components)	66	8,717
Rover Group, Inc.* (Diversified Consumer Services)	346	3,764
RPC, Inc. (Energy Equipment & Services)	321	2,337
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	235	11,821
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	35	1,854
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	244	1,096
RXO, Inc.* (Ground Transportation)	440	10,233
RxSight, Inc.* (Health Care Equipment & Supplies)	107	4,314
Ryerson Holding Corp. (Metals & Mining)	106	3,676
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	222	24,432
S&T Bancorp, Inc. (Banks)	145	4,846
Sabra Health Care REIT, Inc. (Health Care REITs)	877	12,515
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,255	5,522
Safe Bulkers, Inc. (Marine Transportation)	250	983
Safehold, Inc. (Specialized REITs)	185	4,329
Safety Insurance Group, Inc. (Insurance)	55	4,179
Sage Therapeutics, Inc.* (Biotechnology)	201	4,356
Sagimet Biosciences, Inc.*—Class A (Biotechnology)	20	108
Sally Beauty Holdings, Inc.* (Specialty Retail)	407	5,405
Sana Biotechnology, Inc.* (Biotechnology)	363	1,481
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	15	617

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 157

Common Stocks, continued

	Shares	Value
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	121	$1,654
Sandy Spring Bancorp, Inc. (Banks)	166	4,522
Sangamo Therapeutics, Inc.* (Biotechnology)	563	306
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	215	11,045
Sapiens International Corp. N.V. (Software)	116	3,357
Saul Centers, Inc. (Retail REITs)	44	1,728
Savara, Inc.* (Biotechnology)	342	1,607
Savers Value Village, Inc.*(a) (Broadline Retail)	98	1,703
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	93	3,684
Schnitzer Steel Industries, Inc. (Metals & Mining)	98	2,956
Scholar Rock Holding Corp.* (Biotechnology)	211	3,967
Scholastic Corp. (Media)	101	3,808
Schrodinger, Inc.* (Health Care Technology)	207	7,410
Scilex Holding Co.* (Pharmaceuticals)	198	404
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	181	11,005
scPharmaceuticals, Inc.* (Pharmaceuticals)	108	677
Seacoast Banking Corp. of Florida (Banks)	319	9,079
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	91	1,146
Seadrill, Ltd.* (Energy Equipment & Services)	192	9,078
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	138	7,291
Security National Financial Corp.*—Class A (Financial Services)	47	423
Seer, Inc.* (Life Sciences Tools & Services)	222	431
Select Medical Holdings Corp. (Health Care Providers & Services)	394	9,259
Select Water Solutions, Inc. (Energy Equipment & Services)	302	2,292
Selective Insurance Group, Inc. (Insurance)	229	22,782
Selectquote, Inc.* (Insurance)	516	707
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	18	797
SEMrush Holdings, Inc.*—Class A (Software)	119	1,626
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	242	5,302
Seneca Foods Corp.*—Class A (Food Products)	20	1,049
Sensient Technologies Corp. (Chemicals)	160	10,560
Seres Therapeutics, Inc.* (Biotechnology)	368	515
Service Properties Trust (Hotel & Resort REITs)	624	5,329
ServisFirst Bancshares, Inc. (Banks)	193	12,860
SES AI Corp.* (Electrical Equipment)	472	864
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	436	4,918
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	143	10,598
Sharecare, Inc.* (Health Care Technology)	1,167	1,260
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	184	3,978
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	650	10,101
Shoe Carnival, Inc. (Specialty Retail)	69	2,084
Shore Bancshares, Inc. (Banks)	113	1,610
Shutterstock, Inc. (Interactive Media & Services)	93	4,490
SI-BONE, Inc.* (Health Care Equipment & Supplies)	151	3,169
Sierra Bancorp (Banks)	51	1,150
SIGA Technologies, Inc. (Pharmaceuticals)	174	974
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	80	413
Signet Jewelers, Ltd. (Specialty Retail)	169	18,127
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	120	15,872
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	146	1,791
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	79	2,297
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	36	612
Simmons First National Corp.—Class A (Banks)	471	9,345
Simpson Manufacturing Co., Inc. (Building Products)	163	32,272
Simulations Plus, Inc. (Health Care Technology)	60	2,685
Sinclair, Inc. (Media)	124	1,616
SiriusPoint, Ltd.* (Insurance)	265	3,074
SITE Centers Corp. (Retail REITs)	722	9,841
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	66	8,057
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	312	7,335
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	274	6,872
SJW Group (Water Utilities)	121	7,907
Skillsoft Corp.* (Professional Services)	17	299
Skyline Champion Corp.* (Household Durables)	203	15,075
Skyward Specialty Insurance Group, Inc.* (Insurance)	90	3,049
SkyWater Technology, Inc.*(a) (Semiconductors & Semiconductor Equipment)	69	664
SkyWest, Inc.* (Passenger Airlines)	154	8,038
SKYX Platforms Corp.* (Electrical Equipment)	236	378
SL Green Realty Corp.(a) (Office REITs)	245	11,066
Sleep Number Corp.* (Specialty Retail)	81	1,201
SM Energy Co. (Oil, Gas & Consumable Fuels)	448	17,347
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	183	3,464
SmartFinancial, Inc. (Banks)	60	1,469
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	698	2,227
Smith & Wesson Brands, Inc. (Leisure Products)	173	2,346
Snap One Holdings Corp.* (Household Durables)	69	615
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	111	884
SolarWinds Corp.* (Software)	193	2,411
Solid Power, Inc.* (Automobile Components)	586	850
Solo Brands, Inc.*—Class A (Leisure Products)	75	462

See accompanying notes to financial statements.

158 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
SomaLogic, Inc.* (Life Sciences Tools & Services)	571	$1,445
Sonic Automotive, Inc.—Class A (Specialty Retail)	56	3,148
Sonos, Inc.* (Household Durables)	482	8,261
SoundHound AI, Inc.*—Class A (Software)	522	1,107
SoundThinking, Inc.* (Software)	36	919
South Plains Financial, Inc. (Banks)	45	1,303
Southern First Bancshares, Inc.* (Banks)	29	1,076
Southern Missouri Bancorp, Inc. (Banks)	36	1,922
Southern States Bancshares, Inc. (Banks)	29	849
Southland Holdings, Inc.* (Construction & Engineering)	14	72
Southside Bancshares, Inc. (Banks)	109	3,414
SouthState Corp. (Banks)	289	24,406
Southwest Gas Holdings, Inc. (Gas Utilities)	234	14,824
Sovos Brands, Inc.* (Food Products)	210	4,626
SP Plus Corp.* (Commercial Services & Supplies)	75	3,844
SpartanNash Co. (Consumer Staples Distribution & Retail)	131	3,006
Sphere Entertainment Co.* (Entertainment)	101	3,430
Spire, Inc. (Gas Utilities)	196	12,219
Spirit Airlines, Inc. (Passenger Airlines)	416	6,818
Spok Holdings, Inc. (Wireless Telecommunication Services)	67	1,037
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	141	601
SpringWorks Therapeutics, Inc.* (Biotechnology)	254	9,271
Sprinklr, Inc.*—Class A (Software)	400	4,816
Sprout Social, Inc.*—Class A (Software)	181	11,121
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	387	18,619
SPS Commerce, Inc.* (Software)	139	26,944
SPX Technologies, Inc.* (Machinery)	167	16,869
Squarespace, Inc.*—Class A (IT Services)	192	6,338
STAAR Surgical Co.* (Health Care Equipment & Supplies)	184	5,743
Stagwell, Inc.* (Media)	303	2,009
Standard Motor Products, Inc. (Automobile Components)	78	3,105
Standex International Corp. (Machinery)	45	7,127
Star Holdings* (Diversified REITs)	49	734
Steelcase, Inc.—Class A (Commercial Services & Supplies)	352	4,759
Stellar Bancorp, Inc. (Banks)	185	5,150
Stem, Inc.*(a) (Electrical Equipment)	539	2,091
Stepan Co. (Chemicals)	80	7,564
StepStone Group, Inc.—Class A (Capital Markets)	205	6,525
Sterling Bancorp, Inc.* (Banks)	81	467
Sterling Check Corp.* (Professional Services)	119	1,656
Sterling Infrastructure, Inc.* (Construction & Engineering)	113	9,936
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	285	11,970
Stewart Information Services Corp. (Insurance)	101	5,934
Stitch Fix, Inc.*—Class A (Specialty Retail)	323	1,153
Stock Yards Bancorp, Inc. (Banks)	103	5,303
Stoke Therapeutics, Inc.* (Biotechnology)	103	542
StoneCo, Ltd.*—Class A (Financial Services)	1,104	19,905
Stoneridge, Inc.* (Automobile Components)	100	1,957
StoneX Group, Inc.* (Capital Markets)	101	7,457
Strategic Education, Inc. (Diversified Consumer Services)	85	7,851
Stratus Properties, Inc.* (Real Estate Management & Development)	21	606
Stride, Inc.* (Diversified Consumer Services)	161	9,559
Sturm Ruger & Co., Inc. (Leisure Products)	67	3,045
Summit Financial Group, Inc. (Banks)	43	1,320
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	397	2,668
Summit Materials, Inc.*—Class A (Construction Materials)	453	17,422
Summit Therapeutics, Inc.* (Biotechnology)	438	1,143
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	143	2,249
SunCoke Energy, Inc. (Metals & Mining)	317	3,405
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	403	6,146
SunOpta, Inc.* (Food Products)	355	1,942
SunPower Corp.*(a) (Electrical Equipment)	330	1,594
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	790	8,477
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	516	1,636
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	176	50,029
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	186	5,383
Surgery Partners, Inc.* (Health Care Providers & Services)	288	9,213
Surmodics, Inc.* (Health Care Equipment & Supplies)	53	1,927
Sutro Biopharma, Inc.* (Biotechnology)	227	974
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	366	4,136
SWK Holdings Corp.* (Financial Services)	14	245
Sylvamo Corp. (Paper & Forest Products)	136	6,679
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	150	17,112
Syndax Pharmaceuticals, Inc.* (Biotechnology)	253	5,467
System1, Inc.* (Interactive Media & Services)	123	273
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	88	1,258
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	412	5,863
Tanger, Inc. (Retail REITs)	388	10,755
Tango Therapeutics, Inc.* (Biotechnology)	168	1,663
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	118	1,148
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	31	1,295

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 159

Common Stocks, continued

	Shares	Value
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	108	$2,187
Taylor Morrison Home Corp.* (Household Durables)	392	20,913
TechTarget, Inc.* (Media)	96	3,347
Teekay Corp.* (Oil, Gas & Consumable Fuels)	234	1,673
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	90	4,497
TEGNA, Inc. (Media)	766	11,719
Tejon Ranch Co.* (Real Estate Management & Development)	79	1,359
Tela Bio, Inc.* (Health Care Equipment & Supplies)	61	404
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	376	6,899
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,095	1,583
Tenable Holdings, Inc.* (Software)	433	19,944
Tenaya Therapeutics, Inc.* (Biotechnology)	175	567
Tennant Co. (Machinery)	71	6,581
Terawulf, Inc.* (Software)	560	1,344
Terex Corp. (Machinery)	252	14,480
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	161	1,045
Terran Orbital Corp.* (Aerospace & Defense)	374	426
Terreno Realty Corp. (Industrial REITs)	314	19,678
TETRA Technologies, Inc.* (Energy Equipment & Services)	474	2,142
Texas Capital Bancshares, Inc.* (Banks)	182	11,763
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	153	7,528
TG Therapeutics, Inc.* (Biotechnology)	526	8,984
The Andersons, Inc. (Consumer Staples Distribution & Retail)	122	7,020
The Bancorp, Inc.* (Banks)	198	7,635
The Bank of NT Butterfield & Son, Ltd. (Banks)	184	5,890
The Beauty Health Co.* (Personal Care Products)	309	961
The Brink's Co. (Commercial Services & Supplies)	175	15,392
The Buckle, Inc. (Specialty Retail)	116	5,512
The Cato Corp.—Class A (Specialty Retail)	65	464
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	184	6,442
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	133	3,914
The Children's Place, Inc.* (Specialty Retail)	45	1,045
The Duckhorn Portfolio, Inc.* (Beverages)	165	1,625
The E.W. Scripps Co.*—Class A (Media)	225	1,798
The Ensign Group, Inc. (Health Care Providers & Services)	207	23,226
The First Bancorp, Inc. (Banks)	37	1,044
The First Bancshares, Inc. (Banks)	116	3,402
The First of Long Island Corp. (Banks)	80	1,059
The GEO Group, Inc.* (Commercial Services & Supplies)	457	4,949
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,068	15,293
The Gorman-Rupp Co. (Machinery)	86	3,056
The Greenbrier Cos., Inc. (Machinery)	115	5,081
The Hackett Group, Inc. (IT Services)	94	2,140
The Hain Celestial Group, Inc.* (Food Products)	338	3,701
The Joint Corp.* (Health Care Providers & Services)	53	509
The Lovesac Co.* (Household Durables)	54	1,380
The Macerich Co. (Retail REITs)	820	12,653
The Manitowoc Co., Inc.* (Machinery)	132	2,203
The Marcus Corp. (Entertainment)	91	1,327
The ODP Corp.* (Specialty Retail)	123	6,925
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	82	502
The Pennant Group, Inc.* (Health Care Providers & Services)	108	1,503
The RMR Group, Inc.—Class A (Real Estate Management & Development)	59	1,666
The Shyft Group, Inc. (Machinery)	128	1,564
The Simply Good Foods Co.* (Food Products)	344	13,623
The St Joe Co. (Real Estate Management & Development)	130	7,823
The Vita Coco Co., Inc.* (Beverages)	108	2,770
The York Water Co. (Water Utilities)	54	2,085
Theravance Biopharma, Inc.* (Pharmaceuticals)	194	2,181
Thermon Group Holdings, Inc.* (Electrical Equipment)	127	4,136
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	76	308
Third Coast Bancshares, Inc.* (Banks)	49	974
Third Harmonic Bio, Inc.* (Pharmaceuticals)	73	801
Thoughtworks Holding, Inc.* (IT Services)	350	1,684
ThredUp, Inc.*—Class A (Specialty Retail)	271	610
Thryv Holdings, Inc.* (Media)	117	2,381
Tidewater, Inc.* (Energy Equipment & Services)	176	12,691
Tile Shop Holdings, Inc.* (Specialty Retail)	109	802
Tilly's, Inc.*—Class A (Specialty Retail)	84	633
Timberland Bancorp, Inc. (Banks)	28	881
TimkenSteel Corp.* (Metals & Mining)	165	3,869
Tingo Group, Inc.*+ (Wireless Telecommunication Services)	468	323
Tiptree, Inc. (Insurance)	91	1,725
Titan International, Inc.* (Machinery)	199	2,961
Titan Machinery, Inc.* (Trading Companies & Distributors)	78	2,253
Tompkins Financial Corp. (Banks)	53	3,192
Topgolf Callaway Brands Corp.* (Leisure Products)	545	7,816
Torrid Holdings, Inc.* (Specialty Retail)	45	260
Towne Bank (Banks)	266	7,916
Townsquare Media, Inc.—Class A (Media)	44	465
TPG RE Finance Trust, Inc. (Mortgage REITs)	261	1,697
TPI Composites, Inc.* (Electrical Equipment)	156	646
Traeger, Inc.* (Household Durables)	133	363
Transcat, Inc.* (Trading Companies & Distributors)	31	3,389
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	173

See accompanying notes to financial statements.

160 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	120	$9,472
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	110	402
Travere Therapeutics, Inc.* (Biotechnology)	276	2,481
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	171	2,180
Tredegar Corp. (Metals & Mining)	100	541
TreeHouse Foods, Inc.* (Food Products)	196	8,124
Trevi Therapeutics, Inc.* (Pharmaceuticals)	159	213
Tri Pointe Homes, Inc.* (Household Durables)	365	12,921
TriCo Bancshares (Banks)	118	5,070
TriMas Corp. (Containers & Packaging)	157	3,977
TriNet Group, Inc.* (Professional Services)	121	14,391
Trinity Industries, Inc. (Machinery)	308	8,190
Trinseo PLC (Chemicals)	133	1,113
Triumph Financial, Inc.* (Banks)	84	6,735
Triumph Group, Inc.* (Aerospace & Defense)	244	4,046
Tronox Holdings PLC (Chemicals)	444	6,287
TrueBlue, Inc.* (Professional Services)	115	1,764
TrueCar, Inc.* (Interactive Media & Services)	339	1,173
Trupanion, Inc.*(a) (Insurance)	150	4,577
TrustCo Bank Corp. (Banks)	71	2,205
Trustmark Corp. (Banks)	231	6,440
TTEC Holdings, Inc. (Professional Services)	74	1,604
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	392	6,198
Tucows, Inc.*—Class A (IT Services)	38	1,026
Turning Point Brands, Inc. (Tobacco)	65	1,711
Turnstone Biologics Corp.* (Biotechnology)	24	61
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	61	668
TuSimple Holdings, Inc.*—Class A (Ground Transportation)	633	556
Tutor Perini Corp.* (Construction & Engineering)	160	1,456
Twist Bioscience Corp.* (Biotechnology)	216	7,962
Two Harbors Investment Corp. (Mortgage REITs)	368	5,126
Tyra Biosciences, Inc.* (Biotechnology)	53	734
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	57	5,309
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	286	3,235
Udemy, Inc.* (Diversified Consumer Services)	333	4,905
UFP Industries, Inc. (Building Products)	228	28,625
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	27	4,645
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	169	5,770
UMB Financial Corp. (Banks)	168	14,036
UMH Properties, Inc. (Residential REITs)	226	3,462
UniFirst Corp. (Commercial Services & Supplies)	57	10,426
Unisys Corp.* (IT Services)	251	1,411
United Bankshares, Inc. (Banks)	496	18,625
United Community Banks, Inc. (Banks)	438	12,816
United Fire Group, Inc. (Insurance)	79	1,589
United Homes Group, Inc.* (Household Durables)	20	169
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	222	3,603
United States Lime & Minerals, Inc. (Construction Materials)	8	1,843
Uniti Group, Inc. (Specialized REITs)	902	5,214
Unitil Corp. (Multi-Utilities)	61	3,207
Unity Bancorp, Inc. (Banks)	27	799
Universal Corp. (Tobacco)	91	6,126
Universal Health Realty Income Trust (Health Care REITs)	49	2,119
Universal Insurance Holdings, Inc. (Insurance)	92	1,470
Universal Logistics Holdings, Inc. (Ground Transportation)	26	729
Universal Technical Institute, Inc.* (Diversified Consumer Services)	124	1,552
Univest Financial Corp. (Banks)	110	2,423
Upbound Group, Inc. (Specialty Retail)	209	7,100
Upstart Holdings, Inc.*(a) (Consumer Finance)	277	11,318
Upwork, Inc.* (Professional Services)	474	7,048
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,429	9,146
Urban Edge Properties (Retail REITs)	435	7,961
Urban One, Inc.* (Media)	42	148
Urban One, Inc.* (Media)	34	137
Urban Outfitters, Inc.* (Specialty Retail)	242	8,637
UroGen Pharma, Ltd.* (Biotechnology)	103	1,545
USANA Health Sciences, Inc.* (Personal Care Products)	43	2,305
USCB Financial Holdings, Inc.* (Banks)	39	478
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	13	1,095
Utz Brands, Inc. (Food Products)	273	4,434
V2X, Inc.* (Aerospace & Defense)	44	2,043
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	407	1,827
Valaris, Ltd.* (Energy Equipment & Services)	230	15,771
Valhi, Inc. (Chemicals)	9	137
Valley National Bancorp (Banks)	1,637	17,778
Value Line, Inc. (Capital Markets)	3	146
Vanda Pharmaceuticals, Inc.* (Biotechnology)	213	899
Varex Imaging Corp.* (Health Care Equipment & Supplies)	147	3,014
Varonis Systems, Inc.* (Software)	412	18,655
Vaxcyte, Inc.* (Biotechnology)	356	22,356
Vaxxinity, Inc.*—Class A (Biotechnology)	161	137
Vector Group, Ltd. (Tobacco)	551	6,215
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	193	5,989
Velo3D, Inc.* (Machinery)	344	137
Velocity Financial, Inc.* (Financial Services)	33	568
Ventyx Biosciences, Inc.* (Pharmaceuticals)	176	435
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	99	762
Vera Therapeutics, Inc.* (Biotechnology)	128	1,969

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 161

Common Stocks, continued

	Shares	Value
Veracyte, Inc.* (Biotechnology)	276	$7,593
Veradigm, Inc.* (Health Care Technology)	409	4,290
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1	2
Vericel Corp.* (Biotechnology)	181	6,445
Verint Systems, Inc.* (Software)	236	6,379
Veris Residential, Inc. (Residential REITs)	300	4,719
Veritex Holdings, Inc. (Banks)	199	4,631
Veritone, Inc.* (Software)	99	179
Verra Mobility Corp.* (Professional Services)	530	12,206
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	79	578
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	246	834
Verve Therapeutics, Inc.* (Biotechnology)	198	2,760
Viad Corp.* (Commercial Services & Supplies)	78	2,824
Viant Technology, Inc.*—Class A (Software)	55	379
Viavi Solutions, Inc.* (Communications Equipment)	838	8,439
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	379	139
Vicor Corp.* (Electrical Equipment)	84	3,775
Victory Capital Holdings, Inc.—Class A (Capital Markets)	101	3,478
Viemed Healthcare, Inc.* (Health Care Providers & Services)	128	1,005
Vigil Neuroscience, Inc.* (Biotechnology)	60	203
Viking Therapeutics, Inc.* (Biotechnology)	365	6,793
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	34	892
Vimeo, Inc.* (Interactive Media & Services)	576	2,258
Vir Biotechnology, Inc.* (Biotechnology)	317	3,189
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	1,243	3,045
Virginia National Bankshares Corp. (Banks)	18	619
Viridian Therapeutics, Inc.* (Biotechnology)	162	3,528
Virtus Investment Partners, Inc. (Capital Markets)	26	6,286
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	489	11,721
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	47	1,601
Vista Outdoor, Inc.* (Leisure Products)	219	6,476
Visteon Corp.* (Automobile Components)	104	12,990
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	88	4,003
Vital Farms, Inc.* (Food Products)	115	1,804
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	95	2,080
Vivid Seats, Inc.*—Class A (Entertainment)	91	575
Vizio Holding Corp.*—Class A (Household Durables)	290	2,233
Vor BioPharma, Inc.* (Biotechnology)	142	320
VOXX International Corp.* (Household Durables)	44	470
Voyager Therapeutics, Inc.* (Biotechnology)	120	1,013
VSE Corp. (Commercial Services & Supplies)	50	3,231
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	223	465
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	372	1,213
Wabash National Corp. (Machinery)	175	4,484
Waldencast PLC*—Class A (Personal Care Products)	137	1,499
Walker & Dunlop, Inc. (Financial Services)	120	13,321
Warby Parker, Inc.*—Class A (Specialty Retail)	321	4,526
Warrior Met Coal, Inc. (Metals & Mining)	196	11,950
Washington Federal, Inc. (Banks)	244	8,042
Washington Trust Bancorp, Inc. (Banks)	65	2,105
Waterstone Financial, Inc. (Financial Services)	66	937
Watts Water Technologies, Inc.—Class A (Machinery)	103	21,459
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	223	1,126
WD-40 Co. (Household Products)	52	12,431
Weatherford International PLC* (Energy Equipment & Services)	270	26,414
Weave Communications, Inc.* (Software)	126	1,445
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	63	4,029
Werner Enterprises, Inc. (Ground Transportation)	240	10,169
WesBanco, Inc. (Banks)	219	6,870
West Bancorp, Inc. (Banks)	62	1,314
Westamerica Bancorp (Banks)	98	5,528
Westrock Coffee Co.* (Food Products)	107	1,092
Weyco Group, Inc. (Distributors)	23	721
Whitestone REIT (Retail REITs)	185	2,274
WideOpenWest, Inc.* (Media)	189	765
Willdan Group, Inc.* (Professional Services)	46	989
Willis Lease Finance Corp.* (Trading Companies & Distributors)	11	538
Winmark Corp. (Specialty Retail)	11	4,593
Winnebago Industries, Inc. (Automobiles)	110	8,017
WisdomTree, Inc. (Capital Markets)	523	3,624
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	294	2,614
Workhorse Group, Inc.* (Automobiles)	782	282
Workiva, Inc.* (Software)	189	19,189
World Acceptance Corp.* (Consumer Finance)	16	2,088
World Kinect Corp. (Oil, Gas & Consumable Fuels)	227	5,171
Worthington Industries, Inc. (Household Durables)	117	6,733
Worthington Steel, Inc.* (Metals & Mining)	117	3,288
WSFS Financial Corp. (Banks)	233	10,702
WW International, Inc.* (Diversified Consumer Services)	206	1,803
X4 Pharmaceuticals, Inc.* (Biotechnology)	467	392
Xencor, Inc.* (Biotechnology)	220	4,671
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	407	5,543
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	503	1,182
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	443	8,120

See accompanying notes to financial statements.

162 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
XOMA Corp.* (Biotechnology)	28	$518
Xometry, Inc.*—Class A (Trading Companies & Distributors)	129	4,632
XPEL, Inc.* (Automobile Components)	85	4,577
Xperi, Inc.* (Software)	165	1,818
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	95	1,225
Yelp, Inc.* (Interactive Media & Services)	252	11,931
Yext, Inc.* (Software)	404	2,380
Y-mAbs Therapeutics, Inc.* (Biotechnology)	138	941
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	220	3,333
Zeta Global Holdings Corp.*—Class A (Software)	526	4,639
Zevia PBC*—Class A (Beverages)	95	191
Zevra Therapeutics, Inc.* (Pharmaceuticals)	137	897
Ziff Davis, Inc.* (Interactive Media & Services)	176	11,826
Zimvie, Inc.* (Health Care Equipment & Supplies)	98	1,740
ZipRecruiter, Inc.* (Interactive Media & Services)	256	3,558
Zumiez, Inc.* (Specialty Retail)	61	1,241
Zuora, Inc.*—Class A (Software)	504	4,738
Zura Bio, Ltd.* (Biotechnology)	64	299
Zurn Elkay Water Solutions Corp. (Building Products)	561	16,499
Zymeworks, Inc.* (Biotechnology)	205	2,130
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	69	751
TOTAL COMMON STOCKS (Cost $7,836,664)		9,611,254

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	445	80
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	222	—
TOTAL RIGHTS (Cost $—)		80

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Warrant(NM)

	Shares	Value
Cassava Sciences, Inc.*+ expiring 11/15/24 (Pharmaceuticals)	60	$46
TOTAL WARRANT (Cost $—)		46

Repurchase Agreements(b)(c) (37.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $5,618,230	$5,615,000	$5,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,615,000)		5,615,000

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	193,047	$193,047
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $193,047)		193,047
TOTAL INVESTMENT SECURITIES (Cost $13,644,711)—101.7%		15,419,427
Net other assets (liabilities)—(1.7)%		(261,683)
NET ASSETS—100.0%		$15,157,744

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $179,746.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $687,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
NM	Not meaningful, amount is less than 0.05%
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 163

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	3/18/24	$409,540	$33,603

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	1/29/24	5.73%	$2,754,788	$(53,669)
Russell 2000 Index	UBS AG	1/29/24	5.33%	2,318,968	(44,148)
				$5,073,756	$(97,817)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

164 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2023

ProFund VP Small-Cap invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$83,603	0.6%
Air Freight & Logistics	21,717	0.1%
Automobile Components	127,164	0.8%
Automobiles	10,499	0.1%
Banks	913,958	5.9%
Beverages	40,657	0.3%
Biotechnology	722,033	4.8%
Broadline Retail	8,318	0.1%
Building Products	194,904	1.3%
Capital Markets	134,685	0.9%
Chemicals	181,779	1.1%
Commercial Services & Supplies	149,892	1.0%
Communications Equipment	56,424	0.4%
Construction & Engineering	161,932	1.1%
Construction Materials	33,494	0.2%
Consumer Finance	75,490	0.5%
Consumer Staples Distribution & Retail	54,334	0.4%
Containers & Packaging	26,710	0.2%
Distributors	721	NM
Diversified Consumer Services	119,256	0.8%
Diversified REITs	59,368	0.4%
Diversified Telecommunication Services	51,668	0.3%
Electric Utilities	69,133	0.4%
Electrical Equipment	131,077	0.9%
Electronic Equipment, Instruments & Components	261,057	1.7%
Energy Equipment & Services	231,928	1.5%
Entertainment	35,629	0.2%
Financial Services	231,805	1.5%
Food Products	93,197	0.6%
Gas Utilities	87,268	0.5%
Ground Transportation	44,363	0.3%
Health Care Equipment & Supplies	269,893	1.8%
Health Care Providers & Services	240,388	1.6%
Health Care REITs	57,619	0.4%
Health Care Technology	45,219	0.3%
Hotel & Resort REITs	84,176	0.6%
Hotels, Restaurants & Leisure	210,092	1.4%
Household Durables	229,520	1.5%
Household Products	30,707	0.2%
Independent Power and Renewable Electricity Producers	25,429	0.2%
Industrial Conglomerates	2,281	NM
Industrial REITs	45,311	0.3%
Insurance	169,776	1.1%
Interactive Media & Services	68,746	0.5%
IT Services	50,253	0.3%
Leisure Products	39,411	0.3%
Life Sciences Tools & Services	35,187	0.2%
Machinery	338,153	2.1%
Marine Transportation	28,159	0.2%
Media	60,010	0.4%
Metals & Mining	177,377	1.2%
Mortgage REITs	114,075	0.8%
Multi-Utilities	39,327	0.3%
Office REITs	72,334	0.5%
Oil, Gas & Consumable Fuels	430,013	2.9%
Paper & Forest Products	9,242	0.1%
Passenger Airlines	40,487	0.3%
Personal Care Products	92,144	0.6%
Pharmaceuticals	168,054	1.1%
Professional Services	241,096	1.6%
Real Estate Management & Development	75,924	0.5%
Residential REITs	37,833	0.2%
Retail REITs	113,660	0.7%
Semiconductors & Semiconductor Equipment	298,734	2.0%
Software	566,665	3.7%
Specialized REITs	44,698	0.3%
Specialty Retail	257,077	1.7%
Technology Hardware, Storage & Peripherals	71,075	0.5%
Textiles, Apparel & Luxury Goods	52,263	0.3%
Tobacco	14,865	0.1%
Trading Companies & Distributors	196,937	1.3%
Water Utilities	42,305	0.3%
Wireless Telecommunication Services	10,802	0.1%
Other**	5,546,364	36.6%
Total	$15,157,744	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 165

Common Stocks (99.9%)

	Shares	Value
A10 Networks, Inc. (Software)	914	$12,037
AAON, Inc. (Building Products)	1,880	138,875
AAR Corp.* (Aerospace & Defense)	673	41,995
Abercrombie & Fitch Co.* (Specialty Retail)	1,404	123,861
ACI Worldwide, Inc.* (Software)	1,909	58,415
Addus HomeCare Corp.* (Health Care Providers & Services)	190	17,642
Adeia, Inc. (Software)	1,195	14,806
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,110	65,435
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	645	70,253
AeroVironment, Inc.* (Aerospace & Defense)	733	92,387
Agilysys, Inc.* (Software)	566	48,008
Alamo Group, Inc. (Machinery)	288	60,535
Alarm.com Holdings, Inc.* (Software)	1,394	90,080
Albany International Corp. (Machinery)	418	41,056
Alkermes PLC* (Biotechnology)	2,978	82,610
Alpha Metallurgical Resources, Inc. (Metals & Mining)	329	111,505
Ambac Financial Group, Inc.* (Insurance)	1,261	20,781
American Eagle Outfitters, Inc. (Specialty Retail)	5,176	109,524
American Equity Investment Life Holding Co.* (Insurance)	1,149	64,114
American States Water Co. (Water Utilities)	546	43,910
American Woodmark Corp.* (Building Products)	256	23,770
AMERISAFE, Inc. (Insurance)	230	10,759
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	569	42,607
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,042	64,449
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	420	23,159
Apogee Enterprises, Inc. (Building Products)	277	14,795
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	2,249	26,403
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,159	44,390
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	5,933	98,547
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,081	186,678
ArcBest Corp. (Ground Transportation)	660	79,339
Archrock, Inc. (Energy Equipment & Services)	3,829	58,967
Arcosa, Inc. (Construction & Engineering)	802	66,277
Arcus Biosciences, Inc.* (Biotechnology)	616	11,766
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,639	25,123
Armada Hoffler Properties, Inc. (Diversified REITs)	809	10,007
ARMOUR Residential REIT, Inc. (Mortgage REITs)	942	18,207
Armstrong World Industries, Inc. (Building Products)	1,232	121,130
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	1,069	47,228
Artivion, Inc.* (Health Care Equipment & Supplies)	587	10,496
Asbury Automotive Group, Inc.* (Specialty Retail)	282	63,442
Assured Guaranty, Ltd. (Insurance)	909	68,020
ATI, Inc.* (Metals & Mining)	3,558	161,781
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	913	118,407
Axos Financial, Inc.* (Banks)	901	49,195
AZZ, Inc. (Building Products)	699	40,605
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	818	126,275
Balchem Corp. (Chemicals)	504	74,970
BancFirst Corp. (Banks)	251	24,430
Bank of Hawaii Corp.(a) (Banks)	444	32,172
Berkshire Hills Bancorp, Inc. (Banks)	585	14,526
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	582	9,458
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,186	33,386
Boise Cascade Co. (Trading Companies & Distributors)	1,105	142,943
Boot Barn Holdings, Inc.* (Specialty Retail)	844	64,785
Brady Corp.—Class A (Commercial Services & Supplies)	812	47,656
Brightsphere Investment Group, Inc. (Capital Markets)	542	10,385
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	518	22,367
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,798	98,315
California Water Service Group (Water Utilities)	644	33,404
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,549	50,188
Cal-Maine Foods, Inc. (Food Products)	1,134	65,080
CareTrust REIT, Inc. (Health Care REITs)	2,092	46,818
Cargurus, Inc.* (Interactive Media & Services)	2,389	57,718
Carpenter Technology Corp. (Metals & Mining)	1,375	97,350
Cars.com, Inc.* (Interactive Media & Services)	1,718	32,590
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,795	46,984
Cathay General Bancorp (Banks)	952	42,431
Cavco Industries, Inc.* (Household Durables)	216	74,870
Century Communities, Inc. (Household Durables)	402	36,638
Certara, Inc.* (Health Care Technology)	1,734	30,501
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	283	6,427
Chesapeake Utilities Corp. (Gas Utilities)	271	28,626
Chico's FAS, Inc.* (Specialty Retail)	1,928	14,614
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	276	10,551
Cinemark Holdings, Inc.* (Entertainment)	2,958	41,678
City Holding Co. (Banks)	248	27,344

See accompanying notes to financial statements.

166 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,207	$91,805
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	543	19,217
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	909	27,979
Community Healthcare Trust, Inc. (Health Care REITs)	283	7,539
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,307	11,567
CONMED Corp. (Health Care Equipment & Supplies)	858	93,960
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	778	78,212
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,636	53,137
Core Laboratories, Inc. (Energy Equipment & Services)	573	10,119
CorVel Corp.* (Health Care Providers & Services)	252	62,297
CSG Systems International, Inc. (Professional Services)	388	20,645
CTS Corp. (Electronic Equipment, Instruments & Components)	486	21,258
Customers Bancorp, Inc.* (Banks)	788	45,405
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	447	13,544
Cytokinetics, Inc.* (Biotechnology)	1,225	102,274
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	958	51,588
DiamondRock Hospitality Co. (Hotel & Resort REITs)	5,845	54,885
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	187	9,285
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	781	62,886
Donnelley Financial Solutions, Inc.* (Capital Markets)	689	42,973
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	951	41,720
Dorman Products, Inc.* (Automobile Components)	545	45,458
DoubleVerify Holdings, Inc.* (Software)	3,887	142,964
Dynavax Technologies Corp.* (Biotechnology)	3,604	50,384
elf Beauty, Inc.* (Personal Care Products)	1,540	222,283
Ellington Financial, Inc. (Mortgage REITs)	2,189	27,822
Encore Wire Corp. (Electrical Equipment)	440	93,984
Energizer Holdings, Inc. (Household Products)	853	27,023
Enerpac Tool Group Corp. (Machinery)	1,015	31,556
Enpro, Inc. (Machinery)	262	41,066
Envestnet, Inc.* (Software)	582	28,821
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	458	36,567
ESCO Technologies, Inc. (Machinery)	719	84,145
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,262	57,817
Ethan Allen Interiors, Inc. (Household Durables)	261	8,331
EVERTEC, Inc. (Financial Services)	1,836	75,166
eXp World Holdings, Inc. (Real Estate Management & Development)	2,146	33,306
Extreme Networks, Inc.* (Communications Equipment)	2,169	38,261
Fabrinet* (Electronic Equipment, Instruments & Components)	1,013	192,804
Federal Signal Corp. (Machinery)	1,699	130,381
First Bancorp (Banks)	4,811	79,140
First Commonwealth Financial Corp. (Banks)	1,310	20,226
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,171	90,552
Four Corners Property Trust, Inc. (Specialized REITs)	1,111	28,109
Franklin Electric Co., Inc. (Machinery)	1,106	106,895
Frontdoor, Inc.* (Diversified Consumer Services)	2,220	78,187
Gentherm, Inc.* (Automobile Components)	421	22,044
Getty Realty Corp. (Retail REITs)	575	16,802
Gibraltar Industries, Inc.* (Building Products)	849	67,054
Glaukos Corp.* (Health Care Equipment & Supplies)	1,358	107,946
GMS, Inc.* (Trading Companies & Distributors)	1,131	93,228
Gogo, Inc.* (Wireless Telecommunication Services)	811	8,215
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	365	14,574
Goosehead Insurance, Inc.*—Class A (Insurance)	681	51,620
Granite Construction, Inc. (Construction & Engineering)	625	31,788
Green Brick Partners, Inc.* (Household Durables)	708	36,774
Griffon Corp. (Building Products)	776	47,297
Group 1 Automotive, Inc. (Specialty Retail)	386	117,630
Guess?, Inc. (Specialty Retail)	762	17,572
H.B. Fuller Co. (Chemicals)	739	60,162
Harmonic, Inc.* (Communications Equipment)	1,690	22,038
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	394	12,726
Hawkins, Inc. (Chemicals)	528	37,182
Haynes International, Inc. (Metals & Mining)	199	11,353
HCI Group, Inc. (Insurance)	168	14,683
HealthStream, Inc. (Health Care Technology)	353	9,542
Heartland Express, Inc. (Ground Transportation)	703	10,025
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,951	40,616
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,497	54,221
HNI Corp. (Commercial Services & Supplies)	779	32,586
Innospec, Inc. (Chemicals)	437	53,856
Innovative Industrial Properties, Inc. (Industrial REITs)	430	43,353
Innoviva, Inc.* (Pharmaceuticals)	786	12,607
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	502	88,949
Installed Building Products, Inc. (Household Durables)	657	120,113

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 167

Common Stocks, continued

	Shares	Value
Insteel Industries, Inc. (Building Products)	342	$13,095
Integer Holdings Corp.* (Health Care Equipment & Supplies)	930	92,144
Inter Parfums, Inc. (Personal Care Products)	500	72,005
InterDigital, Inc. (Software)	717	77,823
iRobot Corp.* (Household Durables)	264	10,217
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,184	24,985
Itron, Inc.* (Electronic Equipment, Instruments & Components)	622	46,967
J & J Snack Foods Corp. (Food Products)	430	71,870
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	561	45,794
John B Sanfilippo & Son, Inc. (Food Products)	132	13,601
John Bean Technologies Corp. (Machinery)	533	53,007
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,031	18,465
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,394	87,013
Koppers Holdings, Inc. (Chemicals)	308	15,776
Korn Ferry (Professional Services)	853	50,626
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	991	54,228
Lakeland Financial Corp. (Banks)	333	21,698
La-Z-Boy, Inc. (Household Durables)	648	23,924
LCI Industries (Automobile Components)	445	55,941
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	552	31,332
LGI Homes, Inc.* (Household Durables)	343	45,674
Liberty Energy, Inc. (Energy Equipment & Services)	4,280	77,639
Lindsay Corp. (Machinery)	150	19,374
Liquidity Services, Inc.* (Commercial Services & Supplies)	625	10,756
LiveRamp Holdings, Inc.* (Software)	1,827	69,207
LTC Properties, Inc. (Health Care REITs)	497	15,964
M/I Homes, Inc.* (Household Durables)	776	106,886
Madison Square Garden Sports Corp.* (Entertainment)	465	84,551
Marcus & Millichap, Inc. (Real Estate Management & Development)	272	11,881
Marten Transport, Ltd. (Ground Transportation)	757	15,882
Materion Corp. (Metals & Mining)	575	74,825
Matson, Inc. (Marine Transportation)	974	106,750
Matthews International Corp.—Class A (Commercial Services & Supplies)	544	19,938
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,283	30,497
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	950	72,162
Meritage Homes Corp. (Household Durables)	1,025	178,555
MGP Ingredients, Inc. (Beverages)	252	24,827
Middlesex Water Co. (Water Utilities)	228	14,961
Minerals Technologies, Inc. (Chemicals)	454	32,375
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,168	10,092
Moelis & Co.—Class A (Capital Markets)	1,004	56,356
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	372	25,724
Moog, Inc.—Class A (Aerospace & Defense)	801	115,970
Mueller Industries, Inc. (Machinery)	3,165	149,231
Myers Industries, Inc. (Containers & Packaging)	503	9,834
MYR Group, Inc.* (Construction & Engineering)	466	67,397
Myriad Genetics, Inc.* (Biotechnology)	1,211	23,179
N-able, Inc.* (Software)	1,241	16,443
National Beverage Corp.* (Beverages)	358	17,800
National HealthCare Corp. (Health Care Providers & Services)	177	16,358
National Presto Industries, Inc. (Aerospace & Defense)	65	5,218
NeoGenomics, Inc.* (Health Care Providers & Services)	3,555	57,520
New York Mortgage Trust, Inc. (Mortgage REITs)	2,529	21,572
NMI Holdings, Inc.*—Class A (Financial Services)	1,469	43,600
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,549	94,491
Oceaneering International, Inc.* (Energy Equipment & Services)	2,811	59,818
OFG Bancorp (Banks)	1,312	49,174
Oil States International, Inc.* (Energy Equipment & Services)	874	5,934
Olympic Steel, Inc. (Metals & Mining)	134	8,938
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,049	16,802
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	436	56,266
Otter Tail Corp. (Electric Utilities)	1,163	98,820
Outfront Media, Inc. (Specialized REITs)	1,701	23,746
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	410	41,000
Palomar Holdings, Inc.* (Insurance)	689	38,240
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	429	32,703
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,552	56,446
Park National Corp. (Banks)	163	21,656
Pathward Financial, Inc. (Banks)	730	38,639
Patrick Industries, Inc. (Automobile Components)	580	58,203
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,927	53,212
Payoneer Global, Inc.* (Financial Services)	3,319	17,292
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	854	27,448
Perdoceo Education Corp. (Diversified Consumer Services)	1,025	17,999
Perficient, Inc.* (IT Services)	591	38,900
PGT Innovations, Inc.* (Building Products)	1,591	64,754
Phillips Edison & Co., Inc. (Retail REITs)	1,700	62,016
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,220	38,271
Piper Sandler Cos. (Capital Markets)	206	36,023
PJT Partners, Inc.—Class A (Capital Markets)	354	36,062

See accompanying notes to financial statements.

168 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Plexus Corp.* (Electronic Equipment, Instruments & Components)	337	$36,440
Powell Industries, Inc. (Electrical Equipment)	254	22,454
Preferred Bank (Banks)	348	25,421
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	664	40,650
Privia Health Group, Inc.* (Health Care Providers & Services)	2,863	65,934
PROG Holdings, Inc.* (Consumer Finance)	1,247	38,545
Progress Software Corp. (Software)	1,215	65,975
Proto Labs, Inc.* (Machinery)	467	18,194
Quaker Chemical Corp. (Chemicals)	201	42,897
Quanex Building Products Corp. (Building Products)	635	19,412
Radian Group, Inc. (Financial Services)	2,348	67,035
RadNet, Inc.* (Health Care Providers & Services)	1,684	58,553
Redwood Trust, Inc. (Mortgage REITs)	3,309	24,520
REGENXBIO, Inc.* (Biotechnology)	485	8,706
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	424	20,055
Rogers Corp.* (Electronic Equipment, Instruments & Components)	313	41,338
RPC, Inc. (Energy Equipment & Services)	2,377	17,305
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	763	38,379
RXO, Inc.* (Ground Transportation)	1,501	34,913
S&T Bancorp, Inc. (Banks)	565	18,882
Sabre Corp.* (Hotels, Restaurants & Leisure)	5,609	24,680
Saul Centers, Inc. (Retail REITs)	177	6,951
Schrodinger, Inc.* (Health Care Technology)	854	30,572
Sealed Air Corp. (Containers & Packaging)	1,611	58,833
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	805	17,638
Sensient Technologies Corp. (Chemicals)	507	33,462
ServisFirst Bancshares, Inc. (Banks)	629	41,910
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,047	77,604
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,402	30,311
Shutterstock, Inc. (Interactive Media & Services)	340	16,415
Signet Jewelers, Ltd. (Specialty Retail)	1,251	134,183
Simulations Plus, Inc. (Health Care Technology)	262	11,725
SiriusPoint, Ltd.* (Insurance)	2,523	29,267
SITE Centers Corp. (Retail REITs)	2,359	32,153
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	280	34,182
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,003	50,235
SJW Group (Water Utilities)	348	22,742
SkyWest, Inc.* (Passenger Airlines)	617	32,207
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,243	125,570
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	593	11,225
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	618	57,845
Southside Bancshares, Inc. (Banks)	312	9,772
SPS Commerce, Inc.* (Software)	1,023	198,299
SPX Technologies, Inc.* (Machinery)	1,273	128,586
STAAR Surgical Co.* (Health Care Equipment & Supplies)	832	25,967
Standex International Corp. (Machinery)	332	52,582
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,956	82,152
Strategic Education, Inc. (Diversified Consumer Services)	251	23,185
Stride, Inc.* (Diversified Consumer Services)	1,108	65,782
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,531	10,288
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	490	7,708
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	5,729	61,472
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	610	17,653
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	835	24,699
Tanger, Inc. (Retail REITs)	2,938	81,440
TechTarget, Inc.* (Media)	418	14,571
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,375	25,232
Tennant Co. (Machinery)	521	48,291
The Andersons, Inc. (Consumer Staples Distribution & Retail)	469	26,986
The Bancorp, Inc.* (Banks)	1,496	57,686
The Buckle, Inc. (Specialty Retail)	515	24,473
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	599	20,971
The Ensign Group, Inc. (Health Care Providers & Services)	1,575	176,730
The Marcus Corp. (Entertainment)	363	5,293
The Simply Good Foods Co.* (Food Products)	1,593	63,083
The St Joe Co. (Real Estate Management & Development)	993	59,759
TimkenSteel Corp.* (Metals & Mining)	611	14,328
Tootsie Roll Industries, Inc. (Food Products)	294	9,773
Tri Pointe Homes, Inc.* (Household Durables)	1,651	58,445
Trinity Industries, Inc. (Machinery)	1,141	30,339
TripAdvisor, Inc.* (Interactive Media & Services)	3,015	64,913
Triumph Financial, Inc.* (Banks)	604	48,429
Trupanion, Inc.*(a) (Insurance)	478	14,584
Two Harbors Investment Corp. (Mortgage REITs)	2,682	37,361
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	230	21,422
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	196	33,720
UniFirst Corp. (Commercial Services & Supplies)	173	31,643
Uniti Group, Inc. (Specialized REITs)	3,462	20,010
Unitil Corp. (Multi-Utilities)	202	10,619
Universal Health Realty Income Trust (Health Care REITs)	171	7,396
Upbound Group, Inc. (Specialty Retail)	695	23,609

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 169

Common Stocks, continued

	Shares	Value
Urban Edge Properties (Retail REITs)	1,936	$35,429
Urban Outfitters, Inc.* (Specialty Retail)	1,577	56,283
Vector Group, Ltd. (Tobacco)	1,664	18,770
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,571	48,748
Vericel Corp.* (Biotechnology)	1,331	47,397
Veris Residential, Inc. (Residential REITs)	895	14,078
Verra Mobility Corp.* (Professional Services)	4,637	106,790
Vestis Corp. (Commercial Services & Supplies)	1,932	40,842
Viad Corp.* (Commercial Services & Supplies)	583	21,105
Vicor Corp.* (Electrical Equipment)	333	14,965
Virtus Investment Partners, Inc. (Capital Markets)	119	28,769
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	332	15,103
Walker & Dunlop, Inc. (Financial Services)	401	44,515
Warrior Met Coal, Inc. (Metals & Mining)	1,452	88,528
WD-40 Co. (Household Products)	378	90,369
Westamerica Bancorp (Banks)	453	25,554
Whitestone REIT (Retail REITs)	644	7,915
Winnebago Industries, Inc. (Automobiles)	467	34,035
WisdomTree, Inc. (Capital Markets)	3,080	21,344
World Acceptance Corp.* (Consumer Finance)	95	12,400
Worthington Industries, Inc. (Household Durables)	586	33,724
Worthington Steel, Inc.* (Metals & Mining)	586	16,467
WSFS Financial Corp. (Banks)	762	34,999
Xencor, Inc.* (Biotechnology)	883	18,746
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,745	23,767
XPEL, Inc.* (Automobile Components)	593	31,933
Xperi, Inc.* (Software)	606	6,678
Yelp, Inc.* (Interactive Media & Services)	1,908	90,325
TOTAL COMMON STOCKS (Cost $11,613,450)		16,165,464

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $40,023	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	19,774	$19,774
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,774)		19,774
TOTAL INVESTMENT SECURITIES (Cost $11,673,224)—100.2%		16,225,238
Net other assets (liabilities)—(0.2)%		(27,285)
NET ASSETS—100.0%		$16,197,953

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $19,141.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

170 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2023

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$255,570	1.6%
Automobile Components	213,579	1.3%
Automobiles	34,035	0.2%
Banks	728,689	4.6%
Beverages	42,627	0.3%
Biotechnology	417,031	2.6%
Building Products	550,787	3.4%
Capital Markets	279,140	1.7%
Chemicals	350,680	2.2%
Commercial Services & Supplies	204,526	1.3%
Communications Equipment	60,299	0.4%
Construction & Engineering	165,462	1.0%
Consumer Finance	50,945	0.3%
Consumer Staples Distribution & Retail	26,986	0.2%
Containers & Packaging	68,667	0.4%
Diversified Consumer Services	260,680	1.6%
Diversified REITs	67,824	0.4%
Diversified Telecommunication Services	122,116	0.8%
Electric Utilities	98,820	0.6%
Electrical Equipment	131,403	0.8%
Electronic Equipment, Instruments & Components	760,705	4.7%
Energy Equipment & Services	377,831	2.3%
Entertainment	131,522	0.8%
Financial Services	247,608	1.5%
Food Products	223,407	1.4%
Gas Utilities	28,626	0.2%
Ground Transportation	140,159	0.9%
Health Care Equipment & Supplies	509,228	3.1%
Health Care Providers & Services	563,453	3.4%
Health Care REITs	77,717	0.5%
Health Care Technology	82,340	0.5%
Hotel & Resort REITs	248,959	1.6%
Hotels, Restaurants & Leisure	419,462	2.6%
Household Durables	734,151	4.5%
Household Products	117,392	0.7%
Industrial REITs	43,353	0.3%
Insurance	312,068	1.9%
Interactive Media & Services	261,961	1.6%
IT Services	38,900	0.2%
Life Sciences Tools & Services	9,458	0.1%
Machinery	995,238	6.1%
Marine Transportation	106,750	0.7%
Media	14,571	0.1%
Metals & Mining	585,075	3.6%
Mortgage REITs	155,885	1.0%
Multi-Utilities	10,619	0.1%
Oil, Gas & Consumable Fuels	605,211	3.8%
Passenger Airlines	39,915	0.2%
Personal Care Products	294,288	1.8%
Pharmaceuticals	252,360	1.6%
Professional Services	178,061	1.1%
Real Estate Management & Development	104,946	0.6%
Residential REITs	14,078	0.1%
Retail REITs	242,706	1.5%
Semiconductors & Semiconductor Equipment	617,571	3.8%
Software	829,556	5.1%
Specialized REITs	71,865	0.4%
Specialty Retail	749,976	4.7%
Textiles, Apparel & Luxury Goods	210,165	1.3%
Tobacco	18,770	0.1%
Trading Companies & Distributors	461,228	2.8%
Water Utilities	115,017	0.7%
Wireless Telecommunication Services	33,447	0.2%
Other**	32,489	0.1%
Total	$16,197,953	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 171

Common Stocks (100.1%)

	Shares	Value
3D Systems Corp.* (Machinery)	4,548	$28,880
A10 Networks, Inc. (Software)	1,257	16,555
AAR Corp.* (Aerospace & Defense)	322	20,093
ABM Industries, Inc. (Commercial Services & Supplies)	2,235	100,196
Academy Sports & Outdoors, Inc. (Specialty Retail)	2,542	167,773
Acadia Realty Trust (Retail REITs)	3,250	55,218
ACI Worldwide, Inc.* (Software)	1,373	42,014
AdaptHealth Corp.* (Health Care Providers & Services)	2,788	20,325
Addus HomeCare Corp.* (Health Care Providers & Services)	322	29,898
Adeia, Inc. (Software)	2,190	27,134
ADTRAN Holdings, Inc. (Communications Equipment)	2,416	17,733
Advance Auto Parts, Inc. (Specialty Retail)	2,029	123,831
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	484	52,717
AdvanSix, Inc. (Chemicals)	919	27,533
Agiliti, Inc.* (Health Care Providers & Services)	1,194	9,456
Alaska Air Group, Inc.* (Passenger Airlines)	4,370	170,736
Albany International Corp. (Machinery)	553	54,316
Alexander & Baldwin, Inc. (Diversified REITs)	2,474	47,055
Alkermes PLC* (Biotechnology)	2,050	56,867
Allegiant Travel Co. (Passenger Airlines)	514	42,462
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	766	19,962
AMC Networks, Inc.*—Class A (Media)	1,039	19,523
American Assets Trust, Inc. (Diversified REITs)	1,657	37,299
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	3,990	35,152
American Equity Investment Life Holding Co.* (Insurance)	722	40,288
American States Water Co. (Water Utilities)	594	47,769
American Woodmark Corp.* (Building Products)	247	22,934
America's Car-Mart, Inc.* (Specialty Retail)	199	15,078
Ameris Bancorp (Banks)	2,218	117,665
AMERISAFE, Inc. (Insurance)	374	17,496
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	594	44,479
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	3,765	30,534
Apogee Enterprises, Inc. (Building Products)	414	22,112
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,684	19,770
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	6,428	97,577
Arcosa, Inc. (Construction & Engineering)	681	56,278
Arcus Biosciences, Inc.* (Biotechnology)	1,086	20,743
Armada Hoffler Properties, Inc. (Diversified REITs)	1,308	16,180
ARMOUR Residential REIT, Inc. (Mortgage REITs)	517	9,988
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	1,029	45,461
Artivion, Inc.* (Health Care Equipment & Supplies)	611	10,925
Asbury Automotive Group, Inc.* (Specialty Retail)	360	80,989
Assured Guaranty, Ltd. (Insurance)	741	55,449
Astec Industries, Inc. (Machinery)	776	28,867
Atlantic Union Bankshares Corp. (Banks)	2,559	93,506
ATN International, Inc. (Diversified Telecommunication Services)	360	14,029
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,597	35,821
Avista Corp. (Multi-Utilities)	2,638	94,282
Axos Financial, Inc.* (Banks)	646	35,272
B Riley Financial, Inc.(a) (Capital Markets)	563	11,817
B&G Foods, Inc. (Food Products)	2,680	28,140
Balchem Corp. (Chemicals)	485	72,143
Banc of California, Inc. (Banks)	4,461	59,911
BancFirst Corp. (Banks)	189	18,395
Bank of Hawaii Corp.(a) (Banks)	814	58,982
BankUnited, Inc. (Banks)	2,539	82,340
Banner Corp. (Banks)	1,172	62,772
Barnes Group, Inc. (Machinery)	1,728	56,385
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,217	33,638
Berkshire Hills Bancorp, Inc. (Banks)	745	18,498
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	472	7,670
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	792	28,520
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	5,877	125,005
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,511	42,535
Brady Corp.—Class A (Commercial Services & Supplies)	535	31,399
Brandywine Realty Trust (Office REITs)	5,862	31,655
Bread Financial Holdings, Inc. (Consumer Finance)	1,682	55,405
Brightsphere Investment Group, Inc. (Capital Markets)	439	8,411
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	873	37,696
Bristow Group, Inc.* (Energy Equipment & Services)	822	23,238
Brookline Bancorp, Inc. (Banks)	3,029	33,046
Calavo Growers, Inc. (Food Products)	606	17,822
Caleres, Inc. (Specialty Retail)	1,142	35,094
California Water Service Group (Water Utilities)	1,181	61,259
Capitol Federal Financial, Inc. (Banks)	4,309	27,793
CareTrust REIT, Inc. (Health Care REITs)	1,502	33,615
Cathay General Bancorp (Banks)	1,314	58,565
Centerspace (Residential REITs)	513	29,857
Central Garden & Pet Co.* (Household Products)	326	16,336
Central Garden & Pet Co.*—Class A (Household Products)	1,399	61,612

See accompanying notes to financial statements.

172 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Central Pacific Financial Corp. (Banks)	921	$18,125
Century Aluminum Co.* (Metals & Mining)	1,771	21,500
Century Communities, Inc. (Household Durables)	473	43,109
Cerence, Inc.* (Software)	1,376	27,052
Certara, Inc.* (Health Care Technology)	1,535	27,001
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	457	10,378
Chatham Lodging Trust (Hotel & Resort REITs)	1,665	17,849
Chesapeake Utilities Corp. (Gas Utilities)	406	42,886
Chico's FAS, Inc.* (Specialty Retail)	1,849	14,015
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	255	9,749
City Holding Co. (Banks)	204	22,493
Clearwater Paper Corp.* (Paper & Forest Products)	565	20,408
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	1,181	30,210
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	2,813	77,161
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	955	33,797
Community Bank System, Inc. (Banks)	1,823	94,997
Community Healthcare Trust, Inc. (Health Care REITs)	518	13,800
Compass Minerals International, Inc. (Metals & Mining)	1,152	29,169
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,531	13,549
Consensus Cloud Solutions, Inc.* (Software)	607	15,909
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,541	11,053
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,079	35,046
Core Laboratories, Inc. (Energy Equipment & Services)	892	15,753
CoreCivic, Inc.* (Commercial Services & Supplies)	3,874	56,289
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,473	20,769
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	755	58,194
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,128	25,538
CSG Systems International, Inc. (Professional Services)	493	26,233
CTS Corp. (Electronic Equipment, Instruments & Components)	468	20,470
Cushman & Wakefield PLC* (Real Estate Management & Development)	5,732	61,906
CVB Financial Corp. (Banks)	4,514	91,138
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	449	13,605
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	3,374	30,771
Cytokinetics, Inc.* (Biotechnology)	1,841	153,704
Dana, Inc. (Automobile Components)	4,380	63,993
Deluxe Corp. (Commercial Services & Supplies)	1,489	31,939
Designer Brands, Inc.—Class A (Specialty Retail)	1,494	13,222
Digi International, Inc.* (Communications Equipment)	1,227	31,902
Digital Turbine, Inc.* (Software)	3,109	21,328
Dime Community Bancshares, Inc. (Banks)	1,191	32,074
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	304	15,094
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	612	49,278
Dorman Products, Inc.* (Automobile Components)	301	25,106
Douglas Emmett, Inc. (Office REITs)	5,688	82,476
Dril-Quip, Inc.* (Energy Equipment & Services)	1,167	27,156
DXC Technology Co.* (IT Services)	6,609	151,148
DXP Enterprises, Inc.* (Trading Companies & Distributors)	453	15,266
Dycom Industries, Inc.* (Construction & Engineering)	1,001	115,205
Eagle Bancorp, Inc. (Banks)	1,021	30,773
Easterly Government Properties, Inc. (Office REITs)	3,246	43,626
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	3,997	66,231
Edgewell Personal Care Co. (Personal Care Products)	1,732	63,443
Elme Communities (Residential REITs)	2,997	43,755
Embecta Corp. (Health Care Equipment & Supplies)	1,954	36,989
Employers Holdings, Inc. (Insurance)	876	34,514
Encore Capital Group, Inc.* (Consumer Finance)	802	40,702
Energizer Holdings, Inc. (Household Products)	1,225	38,808
Enerpac Tool Group Corp. (Machinery)	612	19,027
Enhabit, Inc.* (Health Care Providers & Services)	1,707	17,667
Enova International, Inc.* (Consumer Finance)	1,020	56,467
Enpro, Inc. (Machinery)	392	61,442
Envestnet, Inc.* (Software)	985	48,777
Enviri Corp.* (Commercial Services & Supplies)	2,719	24,471
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	360	28,742
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,555	65,306
Ethan Allen Interiors, Inc. (Household Durables)	460	14,683
Extreme Networks, Inc.* (Communications Equipment)	1,767	31,170
EZCORP, Inc.*—Class A (Consumer Finance)	1,774	15,505
FB Financial Corp. (Banks)	1,198	47,740
First Bancorp (Banks)	1,402	51,888
First Commonwealth Financial Corp. (Banks)	1,879	29,012
First Financial Bancorp (Banks)	3,249	77,164
First Hawaiian, Inc. (Banks)	4,353	99,510
Foot Locker, Inc. (Specialty Retail)	2,794	87,033
Forrester Research, Inc.* (Professional Services)	393	10,536

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 173

Common Stocks, continued

	Shares	Value
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	3,031	$105,781
Forward Air Corp. (Air Freight & Logistics)	874	54,948
Four Corners Property Trust, Inc. (Specialized REITs)	1,729	43,744
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,798	37,801
Fresh Del Monte Produce, Inc. (Food Products)	1,150	30,188
Fulgent Genetics, Inc.* (Health Care Providers & Services)	687	19,861
Fulton Financial Corp. (Banks)	5,602	92,209
Gentherm, Inc.* (Automobile Components)	604	31,625
Genworth Financial, Inc.* (Insurance)	15,382	102,752
Getty Realty Corp. (Retail REITs)	932	27,233
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,389	47,198
Global Net Lease, Inc. (Diversified REITs)	6,677	66,436
Gogo, Inc.* (Wireless Telecommunication Services)	1,115	11,295
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	287	11,460
Granite Construction, Inc. (Construction & Engineering)	733	37,280
Green Dot Corp.*—Class A (Consumer Finance)	1,536	15,206
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,034	51,298
Griffon Corp. (Building Products)	448	27,306
H.B. Fuller Co. (Chemicals)	940	76,524
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	11,939	53,248
Hanmi Financial Corp. (Banks)	1,037	20,118
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	3,792	104,583
Harmonic, Inc.* (Communications Equipment)	1,759	22,937
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	636	20,543
Haverty Furniture Cos., Inc. (Specialty Retail)	456	16,188
Haynes International, Inc. (Metals & Mining)	192	10,954
Hayward Holdings, Inc.* (Building Products)	4,297	58,439
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	2,517	26,101
HealthStream, Inc. (Health Care Technology)	385	10,407
Heartland Express, Inc. (Ground Transportation)	703	10,025
Heidrick & Struggles International, Inc. (Professional Services)	686	20,258
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,560	56,503
Heritage Financial Corp. (Banks)	1,190	25,454
Hibbett, Inc. (Specialty Retail)	423	30,464
Highwoods Properties, Inc. (Office REITs)	3,604	82,748
Hillenbrand, Inc. (Machinery)	2,386	114,169
Hilltop Holdings, Inc. (Banks)	1,579	55,597
HNI Corp. (Commercial Services & Supplies)	634	26,520
Hope Bancorp, Inc. (Banks)	4,094	49,456
Horace Mann Educators Corp. (Insurance)	1,393	45,551
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,065	97,916
Hudson Pacific Properties, Inc. (Office REITs)	4,325	40,266
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,003	33,731
ICU Medical, Inc.* (Health Care Equipment & Supplies)	691	68,920
Independent Bank Corp. (Banks)	1,495	98,386
Independent Bank Group, Inc. (Banks)	1,225	62,328
Ingevity Corp.* (Chemicals)	1,150	54,303
Innospec, Inc. (Chemicals)	315	38,821
Innovative Industrial Properties, Inc. (Industrial REITs)	432	43,554
Innoviva, Inc.* (Pharmaceuticals)	962	15,430
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	331	58,650
Insteel Industries, Inc. (Building Products)	246	9,419
Interface, Inc. (Commercial Services & Supplies)	1,980	24,988
iRobot Corp.* (Household Durables)	626	24,226
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,013	23,029
Itron, Inc.* (Electronic Equipment, Instruments & Components)	790	59,654
Jackson Financial, Inc.—Class A (Financial Services)	2,414	123,597
JBG SMITH Properties (Office REITs)	2,970	50,520
JetBlue Airways Corp.* (Passenger Airlines)	11,367	63,087
John B Sanfilippo & Son, Inc. (Food Products)	145	14,941
John Bean Technologies Corp. (Machinery)	435	43,261
John Wiley & Sons, Inc.—Class A (Media)	1,451	46,054
Kaiser Aluminum Corp. (Metals & Mining)	546	38,869
Kaman Corp. (Aerospace & Defense)	963	23,064
Kelly Services, Inc.—Class A (Professional Services)	1,090	23,566
Kennametal, Inc. (Machinery)	2,715	70,019
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	4,039	50,003
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,984	26,248
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,816	32,525
Kohl’s Corp. (Broadline Retail)	3,776	108,296
Koppers Holdings, Inc. (Chemicals)	335	17,159
Korn Ferry (Professional Services)	754	44,750
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	711	38,906
Lakeland Financial Corp. (Banks)	460	29,974
La-Z-Boy, Inc. (Household Durables)	675	24,921
LCI Industries (Automobile Components)	321	40,353
Leslie’s, Inc.* (Specialty Retail)	6,275	43,360
LGI Homes, Inc.* (Household Durables)	281	37,418
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	559	39,924
Lincoln National Corp. (Insurance)	5,789	156,128
Lindsay Corp. (Machinery)	192	24,799
LTC Properties, Inc. (Health Care REITs)	804	25,824
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	34,418	62,985
LXP Industrial Trust (Industrial REITs)	9,980	99,002

See accompanying notes to financial statements.

174 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
M.D.C Holdings, Inc. (Household Durables)	2,038	$112,600
Marcus & Millichap, Inc. (Real Estate Management & Development)	480	20,966
MarineMax, Inc.* (Specialty Retail)	679	26,413
Marten Transport, Ltd. (Ground Transportation)	1,045	21,924
Masterbrand, Inc.* (Building Products)	4,317	64,107
Mativ Holdings, Inc. (Chemicals)	1,848	28,293
Matthews International Corp.—Class A (Commercial Services & Supplies)	375	13,744
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	962	22,867
Medifast, Inc. (Personal Care Products)	373	25,073
Mercer International, Inc. (Paper & Forest Products)	1,497	14,192
Mercury General Corp. (Insurance)	906	33,803
Mercury Systems, Inc.* (Aerospace & Defense)	1,780	65,095
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	807	61,300
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	176	18,440
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,228	27,912
MGP Ingredients, Inc. (Beverages)	226	22,266
Middlesex Water Co. (Water Utilities)	329	21,589
MillerKnoll, Inc. (Commercial Services & Supplies)	2,505	66,833
Minerals Technologies, Inc. (Chemicals)	554	39,506
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,674	14,463
ModivCare, Inc.* (Health Care Providers & Services)	421	18,520
Moelis & Co.—Class A (Capital Markets)	1,048	58,825
Monro, Inc. (Specialty Retail)	1,073	31,482
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	534	16,100
Mr. Cooper Group, Inc.* (Financial Services)	2,247	146,325
Myers Industries, Inc. (Containers & Packaging)	639	12,492
Myriad Genetics, Inc.* (Biotechnology)	1,543	29,533
N-able, Inc.* (Software)	853	11,302
Nabors Industries, Ltd.* (Energy Equipment & Services)	305	24,897
National Bank Holdings Corp.—Class A (Banks)	1,289	47,938
National Beverage Corp.* (Beverages)	360	17,899
National HealthCare Corp. (Health Care Providers & Services)	244	22,550
National Presto Industries, Inc. (Aerospace & Defense)	101	8,108
National Vision Holdings, Inc.* (Specialty Retail)	2,669	55,862
Navient Corp. (Consumer Finance)	2,886	53,737
NBT Bancorp, Inc. (Banks)	1,607	67,349
NCR Atleos Corp.* (Financial Services)	2,283	55,454
NCR Voyix Corp.* (Software)	4,591	77,634
NetScout Systems, Inc.* (Communications Equipment)	2,421	53,141
Newell Brands, Inc. (Household Durables)	12,998	112,823
NexPoint Residential Trust, Inc. (Residential REITs)	778	26,787
NMI Holdings, Inc.*—Class A (Financial Services)	969	28,760
Northfield Bancorp, Inc. (Banks)	1,347	16,945
Northwest Bancshares, Inc. (Banks)	4,333	54,076
Northwest Natural Holding Co. (Gas Utilities)	1,255	48,869
NOW, Inc.* (Trading Companies & Distributors)	3,625	41,035
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	1,683	32,684
NV5 Global, Inc.* (Professional Services)	435	48,337
O-I Glass, Inc.* (Containers & Packaging)	5,288	86,617
Oil States International, Inc.* (Energy Equipment & Services)	1,110	7,537
Olympic Steel, Inc. (Metals & Mining)	171	11,406
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,551	58,364
OPENLANE, Inc.* (Commercial Services & Supplies)	3,686	54,590
Organon & Co. (Pharmaceuticals)	8,719	125,728
Outfront Media, Inc. (Specialized REITs)	2,872	40,093
Owens & Minor, Inc.* (Health Care Providers & Services)	2,609	50,275
Pacific Premier Bancorp, Inc. (Banks)	3,271	95,219
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,585	53,478
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	593	45,204
Park National Corp. (Banks)	290	38,529
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,929	53,233
Payoneer Global, Inc.* (Financial Services)	4,746	24,727
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	386	25,943
Pebblebrook Hotel Trust (Hotel & Resort REITs)	4,108	65,646
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,822	26,245
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,959	44,237
Perdoceo Education Corp. (Diversified Consumer Services)	986	17,314
Perficient, Inc.* (IT Services)	464	30,540
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	693	8,025
Phillips Edison & Co., Inc. (Retail REITs)	1,998	72,887
Phinia, Inc. (Automobile Components)	1,593	48,252
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	639	20,045
Piper Sandler Cos. (Capital Markets)	262	45,816
Pitney Bowes, Inc. (Commercial Services & Supplies)	5,231	23,016
PJT Partners, Inc.—Class A (Capital Markets)	328	33,413
Plexus Corp.* (Electronic Equipment, Instruments & Components)	525	56,768
PRA Group, Inc.* (Consumer Finance)	1,338	35,056
Premier, Inc.—Class A (Health Care Providers & Services)	4,083	91,296
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	878	53,751

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 175

Common Stocks, continued

	Shares	Value
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	854	$64,716
ProAssurance Corp. (Insurance)	1,738	23,967
ProPetro Holding Corp.* (Energy Equipment & Services)	2,894	24,252
Proto Labs, Inc.* (Machinery)	309	12,039
Provident Financial Services, Inc. (Banks)	2,578	46,481
Quaker Chemical Corp. (Chemicals)	228	48,660
Quanex Building Products Corp. (Building Products)	351	10,730
QuinStreet, Inc.* (Interactive Media & Services)	1,765	22,627
Radian Group, Inc. (Financial Services)	2,353	67,178
Ready Capital Corp. (Mortgage REITs)	5,401	55,360
REGENXBIO, Inc.* (Biotechnology)	786	14,109
Renasant Corp. (Banks)	1,916	64,531
Resideo Technologies, Inc.* (Building Products)	4,981	93,743
Resources Connection, Inc. (Professional Services)	1,089	15,431
Retail Opportunity Investments Corp. (Retail REITs)	4,296	60,273
Rogers Corp.* (Electronic Equipment, Instruments & Components)	189	24,961
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	939	47,232
RXO, Inc.* (Ground Transportation)	2,154	50,102
S&T Bancorp, Inc. (Banks)	614	20,520
Sabre Corp.* (Hotels, Restaurants & Leisure)	6,083	26,765
Safehold, Inc. (Specialized REITs)	1,528	35,755
Safety Insurance Group, Inc. (Insurance)	504	38,299
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,675	48,804
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,952	100,275
Saul Centers, Inc. (Retail REITs)	226	8,875
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	852	33,748
Scholastic Corp. (Media)	931	35,099
Schrodinger, Inc.* (Health Care Technology)	821	29,392
Seacoast Banking Corp. of Florida (Banks)	2,905	82,676
Sealed Air Corp. (Containers & Packaging)	2,956	107,954
Select Medical Holdings Corp. (Health Care Providers & Services)	3,584	84,224
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,204	26,380
Sensient Technologies Corp. (Chemicals)	821	54,186
Service Properties Trust (Hotel & Resort REITs)	5,649	48,242
ServisFirst Bancshares, Inc. (Banks)	902	60,100
Shoe Carnival, Inc. (Specialty Retail)	615	18,579
Shutterstock, Inc. (Interactive Media & Services)	400	19,312
Simmons First National Corp.—Class A (Banks)	4,269	84,697
Simulations Plus, Inc. (Health Care Technology)	225	10,069
SITE Centers Corp. (Retail REITs)	3,254	44,352
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	248	30,276
SJW Group (Water Utilities)	565	36,923
SkyWest, Inc.* (Passenger Airlines)	641	33,460
SL Green Realty Corp.(a) (Office REITs)	2,196	99,192
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,047	19,820
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,182	110,636
Sonic Automotive, Inc.—Class A (Specialty Retail)	506	28,442
Sonos, Inc.* (Household Durables)	4,374	74,970
Southside Bancshares, Inc. (Banks)	597	18,698
SpartanNash Co. (Consumer Staples Distribution & Retail)	1,181	27,104
STAAR Surgical Co.* (Health Care Equipment & Supplies)	648	20,224
Standard Motor Products, Inc. (Automobile Components)	635	25,279
Stellar Bancorp, Inc. (Banks)	1,599	44,516
Stepan Co. (Chemicals)	723	68,360
Stewart Information Services Corp. (Insurance)	933	54,814
StoneX Group, Inc.* (Capital Markets)	915	67,555
Strategic Education, Inc. (Diversified Consumer Services)	443	40,920
Sturm Ruger & Co., Inc. (Leisure Products)	604	27,452
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,796	12,069
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	729	11,467
SunCoke Energy, Inc. (Metals & Mining)	2,855	30,663
SunPower Corp.*(a) (Electrical Equipment)	2,926	14,133
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,118	32,355
Sylvamo Corp. (Paper & Forest Products)	1,205	59,177
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,428	48,780
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,199	35,466
TechTarget, Inc.* (Media)	371	12,933
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,680	30,828
The Andersons, Inc. (Consumer Staples Distribution & Retail)	509	29,288
The Buckle, Inc. (Specialty Retail)	387	18,390
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	860	30,109
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	1,204	35,434
The E.W. Scripps Co.*—Class A (Media)	2,005	16,020
The GEO Group, Inc.* (Commercial Services & Supplies)	4,160	45,053
The Greenbrier Cos., Inc. (Machinery)	1,062	46,919
The Hain Celestial Group, Inc.* (Food Products)	3,059	33,496
The Macerich Co. (Retail REITs)	7,347	113,364
The Marcus Corp. (Entertainment)	391	5,701
The ODP Corp.* (Specialty Retail)	1,136	63,957
The Simply Good Foods Co.* (Food Products)	1,145	45,342
Thryv Holdings, Inc.* (Media)	1,056	21,490
TimkenSteel Corp.* (Metals & Mining)	562	13,179
Titan International, Inc.* (Machinery)	1,725	25,668

See accompanying notes to financial statements.

176 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Tompkins Financial Corp. (Banks)	426	$25,658
Tootsie Roll Industries, Inc. (Food Products)	231	7,678
Topgolf Callaway Brands Corp.* (Leisure Products)	4,847	69,506
TreeHouse Foods, Inc.* (Food Products)	1,716	71,127
Tri Pointe Homes, Inc.* (Household Durables)	1,292	45,737
Trinity Industries, Inc. (Machinery)	1,396	37,120
Triumph Group, Inc.* (Aerospace & Defense)	2,621	43,456
TrueBlue, Inc.* (Professional Services)	1,062	16,291
Trupanion, Inc.*(a) (Insurance)	632	19,282
TrustCo Bank Corp. (Banks)	647	20,089
Trustmark Corp. (Banks)	2,084	58,102
TTEC Holdings, Inc. (Professional Services)	645	13,977
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,487	55,129
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	231	21,515
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	2,630	29,745
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,532	52,302
UniFirst Corp. (Commercial Services & Supplies)	305	55,788
United Community Banks, Inc. (Banks)	4,060	118,797
United Fire Group, Inc. (Insurance)	722	14,527
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	2,026	32,882
Uniti Group, Inc. (Specialized REITs)	3,906	22,577
Unitil Corp. (Multi-Utilities)	304	15,981
Universal Corp. (Tobacco)	838	56,414
Universal Health Realty Income Trust (Health Care REITs)	227	9,818
Upbound Group, Inc. (Specialty Retail)	666	22,624
Urban Edge Properties (Retail REITs)	1,644	30,085
USANA Health Sciences, Inc.* (Personal Care Products)	379	20,314
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,381	28,311
Vector Group, Ltd. (Tobacco)	2,484	28,020
Veradigm, Inc.* (Health Care Technology)	3,724	39,064
Veris Residential, Inc. (Residential REITs)	1,641	25,813
Veritex Holdings, Inc. (Banks)	1,852	43,096
Vestis Corp. (Commercial Services & Supplies)	2,096	44,309
Viasat, Inc.* (Communications Equipment)	2,547	71,189
Viavi Solutions, Inc.* (Communications Equipment)	7,583	76,361
Vicor Corp.* (Electrical Equipment)	363	16,313
Victoria’s Secret & Co.* (Specialty Retail)	2,637	69,986
Vir Biotechnology, Inc.* (Biotechnology)	2,934	29,516
Virtus Investment Partners, Inc. (Capital Markets)	86	20,791
Vista Outdoor, Inc.* (Leisure Products)	1,981	58,578
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	440	20,016
Wabash National Corp. (Machinery)	1,570	40,223
Walker & Dunlop, Inc. (Financial Services)	648	71,934
Washington Federal, Inc. (Banks)	2,209	72,809
Westamerica Bancorp (Banks)	357	20,138
Whitestone REIT (Retail REITs)	820	10,078
Winnebago Industries, Inc. (Automobiles)	450	32,796
WK Kellogg Co. (Food Products)	2,247	29,526
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,708	24,074
World Kinect Corp. (Oil, Gas & Consumable Fuels)	2,054	46,790
Worthington Industries, Inc. (Household Durables)	324	18,646
Worthington Steel, Inc.* (Metals & Mining)	323	9,076
WSFS Financial Corp. (Banks)	1,141	52,406
Xencor, Inc.* (Biotechnology)	997	21,166
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,482	20,185
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,857	70,699
Xperi, Inc.* (Software)	742	8,177
TOTAL COMMON STOCKS (Cost $17,077,186)		19,448,474

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $81,047	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000

Collateral for Securities Loaned(c) (2.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(d)	434,846	$434,846
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $434,846)		434,846
TOTAL INVESTMENT SECURITIES (Cost $17,593,032)—102.7%		19,964,320
Net other assets (liabilities)—(2.7)%		(517,427)
NET ASSETS—100.0%		$19,446,893

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $410,470.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 177

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$159,816	0.8%
Air Freight & Logistics	152,864	0.8%
Automobile Components	269,760	1.4%
Automobiles	32,796	0.2%
Banks	2,848,551	14.7%
Beverages	40,165	0.2%
Biotechnology	348,667	1.8%
Broadline Retail	108,296	0.6%
Building Products	308,790	1.6%
Capital Markets	292,089	1.5%
Chemicals	525,488	2.7%
Commercial Services & Supplies	625,236	3.2%
Communications Equipment	304,433	1.6%
Construction & Engineering	208,763	1.1%
Consumer Finance	272,078	1.4%
Consumer Staples Distribution & Retail	189,424	1.0%
Containers & Packaging	207,063	1.1%
Diversified Consumer Services	72,697	0.4%
Diversified REITs	232,276	1.2%
Diversified Telecommunication Services	154,298	0.8%
Electrical Equipment	30,446	0.2%
Electronic Equipment, Instruments & Components	611,132	3.1%
Energy Equipment & Services	262,314	1.3%
Entertainment	5,701	NM
Financial Services	517,975	2.7%
Food Products	278,260	1.5%
Gas Utilities	91,755	0.5%
Ground Transportation	82,051	0.4%
Health Care Equipment & Supplies	356,320	1.8%
Health Care Providers & Services	481,849	2.5%
Health Care REITs	83,057	0.4%
Health Care Technology	115,933	0.6%
Hotel & Resort REITs	163,991	0.8%
Hotels, Restaurants & Leisure	305,326	1.6%
Household Durables	509,133	2.6%
Household Products	116,756	0.6%
Independent Power and Renewable Electricity Producers	107,371	0.6%
Industrial REITs	142,556	0.7%
Insurance	636,870	3.3%
Interactive Media & Services	41,939	0.2%
IT Services	181,688	0.9%
Leisure Products	155,536	0.8%
Life Sciences Tools & Services	162,662	0.8%
Machinery	663,134	3.4%
Media	151,119	0.8%
Metals & Mining	164,816	0.8%
Mortgage REITs	520,569	2.7%
Multi-Utilities	110,263	0.6%
Office REITs	430,483	2.3%
Oil, Gas & Consumable Fuels	194,038	1.0%
Paper & Forest Products	93,777	0.5%
Passenger Airlines	321,212	1.7%
Personal Care Products	141,514	0.7%
Pharmaceuticals	384,280	2.0%
Professional Services	219,379	1.1%
Real Estate Management & Development	163,409	0.8%
Residential REITs	126,212	0.6%
Retail REITs	422,365	2.3%
Semiconductors & Semiconductor Equipment	468,378	2.4%
Software	295,882	1.5%
Specialized REITs	142,169	0.7%
Specialty Retail	1,011,586	5.1%
Technology Hardware, Storage & Peripherals	91,468	0.5%
Textiles, Apparel & Luxury Goods	140,620	0.7%
Tobacco	84,434	0.4%
Trading Companies & Distributors	103,533	0.5%
Water Utilities	167,540	0.8%
Wireless Telecommunication Services	42,123	0.2%
Other**	(1,581)	(0.1)%
Total	$19,446,893	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

178 :: ProFund VP Technology :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (99.4%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,876	$1,360,127
Adobe, Inc.* (Software)	2,812	1,677,639
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,977	1,470,709
Akamai Technologies, Inc.* (IT Services)	931	110,184
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	3,695	366,284
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,077	610,969
ANSYS, Inc.* (Software)	536	194,504
Apple, Inc. (Technology Hardware, Storage & Peripherals)	64,558	12,429,352
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,166	837,254
Arista Networks, Inc.* (Communications Equipment)	1,556	366,454
Autodesk, Inc.* (Software)	1,320	321,394
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,618	2,922,342
Cadence Design Systems, Inc.* (Software)	1,680	457,582
CDW Corp. (Electronic Equipment, Instruments & Components)	827	187,994
Cisco Systems, Inc. (Communications Equipment)	25,013	1,263,656
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,096	233,841
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,742	144,394
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	843	111,394
EPAM Systems, Inc.* (IT Services)	356	105,853
F5, Inc.* (Communications Equipment)	369	66,044
Fair Isaac Corp.* (Software)	153	178,094
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	660	113,705
Fortinet, Inc.* (Software)	3,936	230,374
Gartner, Inc.* (IT Services)	481	216,984
Gen Digital, Inc. (Software)	3,479	79,391
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	7,922	134,516
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,370	161,583
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,035	1,308,259
International Business Machines Corp. (IT Services)	5,639	922,258
Intuit, Inc. (Software)	1,731	1,081,927
Jabil, Inc. (Electronic Equipment, Instruments & Components)	790	100,646
Juniper Networks, Inc. (Communications Equipment)	1,969	58,046
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,097	174,522
KLA Corp. (Semiconductors & Semiconductor Equipment)	840	488,292
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	814	637,574
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,341	301,291
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,781	578,691
Microsoft Corp. (Software)	33,762	12,695,861
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	296	186,711
Motorola Solutions, Inc. (Communications Equipment)	1,025	320,917
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,289	113,638
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,204	2,577,124
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,592	365,651
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,659	222,106
Oracle Corp. (Software)	9,811	1,034,374
Palo Alto Networks, Inc.* (Software)	1,920	566,170
PTC, Inc.* (Software)	734	128,421
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	601	67,679
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,873	994,042
Roper Technologies, Inc. (Software)	660	359,812
Salesforce, Inc.* (Software)	6,008	1,580,945
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,201	102,529
ServiceNow, Inc.* (Software)	1,265	893,710
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	984	110,621
Synopsys, Inc.* (Software)	938	482,986
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,919	269,620
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	291	129,870
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	944	102,443
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,608	955,940
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,536	81,715
Tyler Technologies, Inc.* (Software)	260	108,711
VeriSign, Inc.* (IT Services)	549	113,072
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,002	104,845
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	317	86,646
TOTAL COMMON STOCKS (Cost $23,272,444)		56,760,282

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $396,228	$396,000	$396,000
TOTAL REPURCHASE AGREEMENTS (Cost $396,000)		396,000
TOTAL INVESTMENT SECURITIES (Cost $23,668,444)—100.1%		57,156,282
Net other assets (liabilities)—(0.1)%		(47,267)
NET ASSETS—100.0%		$57,109,015

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Technology :: 179

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$543,066	$(1,552)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Communications Equipment	$2,075,117	3.6%
Electronic Equipment, Instruments & Components	1,541,691	2.7%
IT Services	3,062,319	5.4%
Semiconductors & Semiconductor Equipment	14,962,797	26.2%
Software	22,071,895	38.7%
Technology Hardware, Storage & Peripherals	13,046,463	22.8%
Other**	348,733	0.6%
Total	$57,109,015	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

180 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (62.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	162	$17,710
A.O. Smith Corp. (Building Products)	36	2,968
Abbott Laboratories (Health Care Equipment & Supplies)	509	56,025
AbbVie, Inc. (Biotechnology)	518	80,275
Accenture PLC—Class A (IT Services)	184	64,568
Adobe, Inc.* (Software)	133	79,348
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	474	69,872
Aflac, Inc. (Insurance)	156	12,870
Agilent Technologies, Inc. (Life Sciences Tools & Services)	85	11,818
Air Products and Chemicals, Inc. (Chemicals)	65	17,797
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	127	17,290
Akamai Technologies, Inc.* (IT Services)	44	5,207
Albemarle Corp. (Chemicals)	35	5,057
Alexandria Real Estate Equities, Inc. (Office REITs)	46	5,832
Align Technology, Inc.* (Health Care Equipment & Supplies)	21	5,754
Allegion PLC (Building Products)	25	3,167
Alliant Energy Corp. (Electric Utilities)	76	3,899
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,735	242,362
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,461	205,899
Altria Group, Inc. (Tobacco)	519	20,936
Amazon.com, Inc.* (Broadline Retail)	2,666	405,072
Amcor PLC (Containers & Packaging)	424	4,087
Ameren Corp. (Multi-Utilities)	77	5,570
American Airlines Group, Inc.* (Passenger Airlines)	192	2,638
American Electric Power Co., Inc. (Electric Utilities)	155	12,589
American Express Co. (Consumer Finance)	169	31,661
American International Group, Inc. (Insurance)	206	13,957
American Tower Corp. (Specialized REITs)	136	29,360
American Water Works Co., Inc. (Water Utilities)	57	7,523
Ameriprise Financial, Inc. (Capital Markets)	30	11,395
AMETEK, Inc. (Electrical Equipment)	68	11,213
Amgen, Inc. (Biotechnology)	157	45,219
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	175	17,347
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	146	28,990
ANSYS, Inc.* (Software)	25	9,072
Aon PLC—Class A (Insurance)	59	17,170
APA Corp. (Oil, Gas & Consumable Fuels)	90	3,229
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,287	825,377
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	245	39,707
Aptiv PLC* (Automobile Components)	83	7,446
Arch Capital Group, Ltd.* (Insurance)	110	8,170
Archer-Daniels-Midland Co. (Food Products)	157	11,339
Arista Networks, Inc.* (Communications Equipment)	74	17,428
Arthur J. Gallagher & Co. (Insurance)	63	14,167
Assurant, Inc. (Insurance)	15	2,527
AT&T, Inc. (Diversified Telecommunication Services)	2,098	35,204
Atmos Energy Corp. (Gas Utilities)	44	5,100
Autodesk, Inc.* (Software)	63	15,339
Automatic Data Processing, Inc. (Professional Services)	121	28,189
AutoZone, Inc.* (Specialty Retail)	5	12,928
AvalonBay Communities, Inc. (Residential REITs)	42	7,863
Avery Dennison Corp. (Containers & Packaging)	23	4,650
Axon Enterprise, Inc.* (Aerospace & Defense)	20	5,167
Baker Hughes Co. (Energy Equipment & Services)	296	10,117
Ball Corp. (Containers & Packaging)	93	5,349
Bank of America Corp. (Banks)	2,020	68,014
Bath & Body Works, Inc. (Specialty Retail)	68	2,935
Baxter International, Inc. (Health Care Equipment & Supplies)	149	5,760
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	85	20,726
Berkshire Hathaway, Inc.*—Class B (Financial Services)	533	190,099
Best Buy Co., Inc. (Specialty Retail)	57	4,462
Biogen, Inc.* (Biotechnology)	43	11,127
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	6	1,937
Bio-Techne Corp. (Life Sciences Tools & Services)	47	3,627
BlackRock, Inc. (Capital Markets)	41	33,284
Blackstone, Inc. (Capital Markets)	209	27,362
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	10	35,472
BorgWarner, Inc. (Automobile Components)	70	2,510
Boston Properties, Inc. (Office REITs)	43	3,017
Boston Scientific Corp.* (Health Care Equipment & Supplies)	430	24,858
Bristol-Myers Squibb Co. (Pharmaceuticals)	597	30,632
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	129	143,996
Broadridge Financial Solutions, Inc. (Professional Services)	35	7,201
Brown & Brown, Inc. (Insurance)	69	4,907
Brown-Forman Corp.—Class B (Beverages)	54	3,083
Builders FirstSource, Inc.* (Building Products)	37	6,177
Bunge Global SA (Food Products)	43	4,341
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	35	3,024
Cadence Design Systems, Inc.* (Software)	79	21,517
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	2,953
Camden Property Trust (Residential REITs)	32	3,177
Campbell Soup Co. (Food Products)	58	2,507

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 181

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	112	$14,685
Cardinal Health, Inc. (Health Care Providers & Services)	72	7,258
CarMax, Inc.* (Specialty Retail)	47	3,607
Carnival Corp.* (Hotels, Restaurants & Leisure)	296	5,488
Carrier Global Corp. (Building Products)	246	14,133
Catalent, Inc.* (Pharmaceuticals)	53	2,381
Caterpillar, Inc. (Machinery)	150	44,350
Cboe Global Markets, Inc. (Capital Markets)	31	5,535
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	90	8,378
CDW Corp. (Electronic Equipment, Instruments & Components)	40	9,093
Celanese Corp. (Chemicals)	30	4,661
Cencora, Inc. (Health Care Providers & Services)	49	10,064
Centene Corp.* (Health Care Providers & Services)	157	11,651
CenterPoint Energy, Inc. (Multi-Utilities)	186	5,314
Ceridian HCM Holding, Inc.* (Professional Services)	46	3,088
CF Industries Holdings, Inc. (Chemicals)	56	4,452
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	15	3,546
Charter Communications, Inc.*—Class A (Media)	30	11,660
Chevron Corp. (Oil, Gas & Consumable Fuels)	515	76,817
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	8	18,296
Chubb, Ltd. (Insurance)	120	27,120
Church & Dwight Co., Inc. (Household Products)	72	6,808
Cincinnati Financial Corp. (Insurance)	46	4,759
Cintas Corp. (Commercial Services & Supplies)	25	15,066
Cisco Systems, Inc. (Communications Equipment)	1,188	60,018
Citigroup, Inc. (Banks)	562	28,909
Citizens Financial Group, Inc. (Banks)	137	4,540
CME Group, Inc. (Capital Markets)	106	22,324
CMS Energy Corp. (Multi-Utilities)	86	4,994
Cognizant Technology Solutions Corp.—Class A (IT Services)	148	11,178
Colgate-Palmolive Co. (Household Products)	241	19,210
Comcast Corp.—Class A (Media)	1,177	51,612
Comerica, Inc. (Banks)	39	2,177
Conagra Brands, Inc. (Food Products)	141	4,041
ConocoPhillips (Oil, Gas & Consumable Fuels)	348	40,392
Consolidated Edison, Inc. (Multi-Utilities)	102	9,279
Constellation Brands, Inc.—Class A (Beverages)	48	11,604
Constellation Energy Corp. (Electric Utilities)	94	10,988
Copart, Inc.* (Commercial Services & Supplies)	257	12,593
Corning, Inc. (Electronic Equipment, Instruments & Components)	226	6,882
Corteva, Inc. (Chemicals)	207	9,919
CoStar Group, Inc.* (Real Estate Management & Development)	120	10,487
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	130	85,811
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	222	5,665
Crown Castle, Inc. (Specialized REITs)	127	14,629
CSX Corp. (Ground Transportation)	580	20,109
Cummins, Inc. (Machinery)	42	10,062
CVS Health Corp. (Health Care Providers & Services)	376	29,689
D.R. Horton, Inc. (Household Durables)	89	13,527
Danaher Corp. (Life Sciences Tools & Services)	193	44,649
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	36	5,915
DaVita, Inc.* (Health Care Providers & Services)	16	1,676
Deere & Co. (Machinery)	78	31,189
Delta Air Lines, Inc. (Passenger Airlines)	189	7,604
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	63	2,242
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	189	8,562
Dexcom, Inc.* (Health Care Equipment & Supplies)	113	14,022
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	53	8,219
Digital Realty Trust, Inc. (Specialized REITs)	89	11,978
Discover Financial Services (Consumer Finance)	73	8,205
Dollar General Corp. (Consumer Staples Distribution & Retail)	64	8,701
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	61	8,665
Dominion Energy, Inc. (Multi-Utilities)	246	11,562
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	10	4,122
Dover Corp. (Machinery)	41	6,306
Dow, Inc. (Chemicals)	206	11,297
DTE Energy Co. (Multi-Utilities)	60	6,616
Duke Energy Corp. (Electric Utilities)	226	21,931
DuPont de Nemours, Inc. (Chemicals)	126	9,693
Eastman Chemical Co. (Chemicals)	35	3,144
Eaton Corp. PLC (Electrical Equipment)	117	28,176
eBay, Inc. (Broadline Retail)	153	6,674
Ecolab, Inc. (Chemicals)	74	14,678
Edison International (Electric Utilities)	112	8,007
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	178	13,573
Electronic Arts, Inc. (Entertainment)	72	9,850
Elevance Health, Inc. (Health Care Providers & Services)	69	32,538
Eli Lilly & Co. (Pharmaceuticals)	234	136,403
Emerson Electric Co. (Electrical Equipment)	167	16,254
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	40	5,286

See accompanying notes to financial statements.

182 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares		Value
Entergy Corp. (Electric Utilities)	62		$6,274
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	171		20,682
EPAM Systems, Inc.* (IT Services)	17		5,055
EQT Corp. (Oil, Gas & Consumable Fuels)	122		4,717
Equifax, Inc. (Professional Services)	37		9,150
Equinix, Inc. (Specialized REITs)	27		21,746
Equity Residential (Residential REITs)	102		6,238
Essex Property Trust, Inc. (Residential REITs)	19		4,711
Etsy, Inc.* (Broadline Retail)	36		2,918
Everest Group, Ltd. (Insurance)	13		4,597
Evergy, Inc. (Electric Utilities)	67		3,497
Eversource Energy (Electric Utilities)	103		6,357
Exelon Corp. (Electric Utilities)	293		10,519
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	39		5,920
Expeditors International of Washington, Inc. (Air Freight & Logistics)	43		5,470
Extra Space Storage, Inc. (Specialized REITs)	62		9,940
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,174		117,377
F5, Inc.* (Communications Equipment)	17		3,043
FactSet Research Systems, Inc. (Capital Markets)	11		5,248
Fair Isaac Corp.* (Software)	7		8,148
Fastenal Co. (Trading Companies & Distributors)	168		10,881
Federal Realty Investment Trust (Retail REITs)	21		2,164
FedEx Corp. (Air Freight & Logistics)	68		17,202
Fidelity National Information Services, Inc. (Financial Services)	174		10,452
Fifth Third Bancorp (Banks)	200		6,898
First Horizon Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	32		5,513
FirstEnergy Corp. (Electric Utilities)	152		5,572
Fiserv, Inc.* (Financial Services)	176		23,380
FleetCor Technologies, Inc.* (Financial Services)	21		5,935
FMC Corp. (Chemicals)	37		2,333
Ford Motor Co. (Automobiles)	1,154		14,067
Fortinet, Inc.* (Software)	187		10,945
Fortive Corp. (Machinery)	103		7,584
Fox Corp.—Class A (Media)	73		2,166
Fox Corp.—Class B (Media)	40		1,106
Franklin Resources, Inc. (Capital Markets)	83		2,473
Freeport-McMoRan, Inc. (Metals & Mining)	421		17,921
Garmin, Ltd. (Household Durables)	45		5,784
Gartner, Inc.* (IT Services)	22		9,924
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	115		8,892
Gen Digital, Inc. (Software)	167		3,811
Generac Holdings, Inc.* (Electrical Equipment)	18		2,326
General Dynamics Corp. (Aerospace & Defense)	66		17,138
General Electric Co. (Industrial Conglomerates)	319		40,714
General Mills, Inc. (Food Products)	171		11,139
General Motors Co. (Automobiles)	402		14,440
Genuine Parts Co. (Distributors)	41		5,679
Gilead Sciences, Inc. (Biotechnology)	365		29,569
Global Payments, Inc. (Financial Services)	76		9,652
Globe Life, Inc. (Insurance)	25		3,043
Halliburton Co. (Energy Equipment & Services)	263		9,507
Hasbro, Inc. (Leisure Products)	39		1,991
HCA Healthcare, Inc. (Health Care Providers & Services)	58		15,699
Healthpeak Properties, Inc. (Health Care REITs)	162		3,208
Henry Schein, Inc.* (Health Care Providers & Services)	39		2,953
Hess Corp. (Oil, Gas & Consumable Fuels)	81		11,677
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	377		6,401
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	75		13,657
Hologic, Inc.* (Health Care Equipment & Supplies)	72		5,144
Honeywell International, Inc. (Industrial Conglomerates)	193		40,474
Hormel Foods Corp. (Food Products)	85		2,729
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	208		4,050
Howmet Aerospace, Inc. (Aerospace & Defense)	115		6,224
HP, Inc. (Technology Hardware, Storage & Peripherals)	256		7,703
Hubbell, Inc. (Electrical Equipment)	15		4,934
Humana, Inc. (Health Care Providers & Services)	36		16,481
Huntington Bancshares, Inc. (Banks)	425		5,406
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	11		2,856
IDEX Corp. (Machinery)	22		4,776
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	24		13,321
Illinois Tool Works, Inc. (Machinery)	80		20,955
Illumina, Inc.* (Life Sciences Tools & Services)	47		6,544
Incyte Corp.* (Biotechnology)	55		3,453
Ingersoll Rand, Inc. (Machinery)	119		9,203
Insulet Corp.* (Health Care Equipment & Supplies)	20		4,340
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,236		62,109
Intercontinental Exchange, Inc. (Capital Markets)	168		21,576
International Business Machines Corp. (IT Services)	268		43,832
International Flavors & Fragrances, Inc. (Chemicals)	75		6,073
International Paper Co. (Containers & Packaging)	102		3,687
Intuit, Inc. (Software)	82		51,252
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	103		34,747
Invesco, Ltd. (Capital Markets)	133		2,373
Invitation Homes, Inc. (Residential REITs)	170		5,799
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	54		12,495
Iron Mountain, Inc. (Specialized REITs)	86		6,018
J.B. Hunt Transport Services, Inc. (Ground Transportation)	23		4,594
Jabil, Inc. (Electronic Equipment, Instruments & Components)	38		4,841

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 183

Common Stocks, continued

	Shares	Value
Jack Henry & Associates, Inc. (Financial Services)	21	$3,432
Jacobs Solutions, Inc. (Professional Services)	37	4,803
Johnson & Johnson (Pharmaceuticals)	706	110,658
Johnson Controls International PLC (Building Products)	200	11,528
JPMorgan Chase & Co. (Banks)	847	144,076
Juniper Networks, Inc. (Communications Equipment)	94	2,771
Kellanova (Food Products)	78	4,361
Kenvue, Inc. (Personal Care Products)	507	10,916
Keurig Dr Pepper, Inc. (Beverages)	296	9,863
KeyCorp (Banks)	276	3,974
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	52	8,273
Kimberly-Clark Corp. (Household Products)	99	12,029
Kimco Realty Corp. (Retail REITs)	194	4,134
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	568	10,020
KLA Corp. (Semiconductors & Semiconductor Equipment)	40	23,252
L3Harris Technologies, Inc. (Aerospace & Defense)	56	11,795
Laboratory Corp. of America Holdings (Health Care Providers & Services)	24	5,455
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	39	30,547
Lamb Weston Holding, Inc. (Food Products)	43	4,648
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	108	5,315
Leidos Holdings, Inc. (Professional Services)	41	4,438
Lennar Corp.—Class A (Household Durables)	73	10,880
Linde PLC (Chemicals)	142	58,321
Live Nation Entertainment, Inc.* (Entertainment)	42	3,931
LKQ Corp. (Distributors)	79	3,775
Lockheed Martin Corp. (Aerospace & Defense)	65	29,461
Loews Corp. (Insurance)	54	3,758
Lowe's Cos., Inc. (Specialty Retail)	169	37,611
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	34	17,384
LyondellBasell Industries N.V.—Class A (Chemicals)	75	7,131
M&T Bank Corp. (Banks)	49	6,717
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	173	4,180
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	111	16,468
MarketAxess Holdings, Inc. (Capital Markets)	11	3,221
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	72	16,294
Marsh & McLennan Cos., Inc. (Insurance)	144	27,284
Martin Marietta Materials, Inc. (Construction Materials)	18	8,981
Masco Corp. (Building Products)	66	4,421
Mastercard, Inc.—Class A (Financial Services)	243	103,642
Match Group, Inc.* (Interactive Media & Services)	80	2,920
McCormick & Co., Inc. (Food Products)	73	4,995
McDonald's Corp. (Hotels, Restaurants & Leisure)	213	63,157
McKesson Corp. (Health Care Providers & Services)	39	18,056
Medtronic PLC (Health Care Equipment & Supplies)	391	32,211
Merck & Co., Inc. (Pharmaceuticals)	743	81,002
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	651	230,428
MetLife, Inc. (Insurance)	182	12,036
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	7,278
MGM Resorts International* (Hotels, Restaurants & Leisure)	81	3,619
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	159	14,339
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	321	27,394
Microsoft Corp. (Software)	2,180	819,768
Mid-America Apartment Communities, Inc. (Residential REITs)	35	4,706
Moderna, Inc.* (Biotechnology)	98	9,746
Mohawk Industries, Inc.* (Household Durables)	15	1,553
Molina Healthcare, Inc.* (Health Care Providers & Services)	17	6,142
Molson Coors Beverage Co.—Class B (Beverages)	54	3,305
Mondelez International, Inc.—Class A (Food Products)	399	28,900
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	8,831
Monster Beverage Corp.* (Beverages)	217	12,501
Moody's Corp. (Capital Markets)	46	17,966
Morgan Stanley (Capital Markets)	370	34,503
Motorola Solutions, Inc. (Communications Equipment)	49	15,341
MSCI, Inc. (Capital Markets)	23	13,010
Nasdaq, Inc. (Capital Markets)	100	5,814
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	61	5,378
Netflix, Inc.* (Entertainment)	128	62,321
Newmont Corp. (Metals & Mining)	338	13,990
News Corp.—Class A (Media)	113	2,774
News Corp.—Class B (Media)	35	900
NextEra Energy, Inc. (Electric Utilities)	601	36,505
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	359	38,977
NiSource, Inc. (Multi-Utilities)	122	3,239
Nordson Corp. (Machinery)	16	4,227
Norfolk Southern Corp. (Ground Transportation)	66	15,601
Northern Trust Corp. (Capital Markets)	61	5,147
Northrop Grumman Corp. (Aerospace & Defense)	42	19,662
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	126	2,525
NRG Energy, Inc. (Electric Utilities)	66	3,412
Nucor Corp. (Metals & Mining)	72	12,531
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	724	358,538

See accompanying notes to financial statements.

184 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	1	$7,000
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	75	17,226
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	193	11,524
Old Dominion Freight Line, Inc. (Ground Transportation)	26	10,539
Omnicom Group, Inc. (Media)	58	5,018
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	126	10,525
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	171	12,008
Oracle Corp. (Software)	466	49,130
O'Reilly Automotive, Inc.* (Specialty Retail)	17	16,151
Otis Worldwide Corp. (Machinery)	120	10,736
PACCAR, Inc. (Machinery)	154	15,038
Packaging Corp. of America (Containers & Packaging)	26	4,236
Palo Alto Networks, Inc.* (Software)	92	27,129
Paramount Global—Class B (Media)	142	2,100
Parker-Hannifin Corp. (Machinery)	38	17,507
Paychex, Inc. (Professional Services)	95	11,315
Paycom Software, Inc. (Professional Services)	14	2,894
PayPal Holdings, Inc.* (Financial Services)	317	19,467
Pentair PLC (Machinery)	49	3,563
PepsiCo, Inc. (Beverages)	403	68,446
Pfizer, Inc. (Pharmaceuticals)	1,657	47,705
PG&E Corp. (Electric Utilities)	627	11,305
Philip Morris International, Inc. (Tobacco)	455	42,807
Phillips 66 (Oil, Gas & Consumable Fuels)	129	17,175
Pinnacle West Capital Corp. (Electric Utilities)	34	2,443
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	68	15,292
Pool Corp. (Distributors)	11	4,386
PPG Industries, Inc. (Chemicals)	69	10,319
PPL Corp. (Electric Utilities)	217	5,881
Principal Financial Group, Inc. (Insurance)	64	5,035
Prologis, Inc. (Industrial REITs)	271	36,124
Prudential Financial, Inc. (Insurance)	106	10,993
PTC, Inc.* (Software)	35	6,124
Public Service Enterprise Group, Inc. (Multi-Utilities)	147	8,989
Public Storage (Specialized REITs)	47	14,335
PulteGroup, Inc. (Household Durables)	63	6,503
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	28	3,153
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	327	47,294
Quanta Services, Inc. (Construction & Engineering)	43	9,279
Quest Diagnostics, Inc. (Health Care Providers & Services)	33	4,550
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	11	1,586
Raymond James Financial, Inc. (Capital Markets)	55	6,133
Realty Income Corp. (Retail REITs)	213	12,230
Regency Centers Corp. (Retail REITs)	48	3,216
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	32	28,105
Regions Financial Corp. (Banks)	274	5,310
Republic Services, Inc. (Commercial Services & Supplies)	60	9,895
ResMed, Inc. (Health Care Equipment & Supplies)	43	7,397
Revvity, Inc. (Life Sciences Tools & Services)	37	4,044
Robert Half, Inc. (Professional Services)	32	2,813
Rockwell Automation, Inc. (Electrical Equipment)	34	10,556
Rollins, Inc. (Commercial Services & Supplies)	83	3,625
Roper Technologies, Inc. (Software)	32	17,445
Ross Stores, Inc. (Specialty Retail)	100	13,839
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	69	8,935
RTX Corp. (Aerospace & Defense)	421	35,423
S&P Global, Inc. (Capital Markets)	95	41,848
Salesforce, Inc.* (Software)	285	74,995
SBA Communications Corp. (Specialized REITs)	32	8,118
Schlumberger N.V. (Energy Equipment & Services)	419	21,805
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	57	4,866
Sempra (Multi-Utilities)	184	13,750
ServiceNow, Inc.* (Software)	60	42,389
Simon Property Group, Inc. (Retail REITs)	96	13,694
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	47	5,284
Snap-on, Inc. (Machinery)	15	4,333
Southwest Airlines Co. (Passenger Airlines)	176	5,083
Stanley Black & Decker, Inc. (Machinery)	45	4,415
Starbucks Corp. (Hotels, Restaurants & Leisure)	335	32,163
State Street Corp. (Capital Markets)	91	7,049
Steel Dynamics, Inc. (Metals & Mining)	45	5,315
STERIS PLC (Health Care Equipment & Supplies)	28	6,156
Stryker Corp. (Health Care Equipment & Supplies)	99	29,647
Synchrony Financial (Consumer Finance)	122	4,659
Synopsys, Inc.* (Software)	45	23,171
Sysco Corp. (Consumer Staples Distribution & Retail)	148	10,823
T. Rowe Price Group, Inc. (Capital Markets)	65	7,000
Take-Two Interactive Software, Inc.* (Entertainment)	47	7,565
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	68	2,503
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	65	5,647
Target Corp. (Consumer Staples Distribution & Retail)	135	19,227
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	92	12,926
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	6,248
Teleflex, Inc. (Health Care Equipment & Supplies)	14	3,491
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	45	4,883
Tesla, Inc.* (Automobiles)	811	201,517
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	267	45,513

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 185

Common Stocks, continued

	Shares	Value
Textron, Inc. (Aerospace & Defense)	57	$4,584
The AES Corp. (Independent Power and Renewable Electricity Producers)	197	3,792
The Allstate Corp. (Insurance)	76	10,638
The Bank of New York Mellon Corp. (Capital Markets)	226	11,763
The Boeing Co.* (Aerospace & Defense)	167	43,529
The Charles Schwab Corp. (Capital Markets)	436	29,997
The Cigna Group (Health Care Providers & Services)	85	25,453
The Clorox Co. (Household Products)	37	5,276
The Coca-Cola Co. (Beverages)	1,142	67,298
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	14	5,298
The Estee Lauder Cos., Inc. (Personal Care Products)	68	9,945
The Goldman Sachs Group, Inc. (Capital Markets)	96	37,033
The Hartford Financial Services Group, Inc. (Insurance)	89	7,154
The Hershey Co. (Food Products)	44	8,203
The Home Depot, Inc. (Specialty Retail)	293	101,539
The Interpublic Group of Cos., Inc. (Media)	113	3,688
The JM Smucker Co. (Food Products)	32	4,044
The Kraft Heinz Co. (Food Products)	235	8,690
The Kroger Co. (Consumer Staples Distribution & Retail)	195	8,913
The Mosaic Co. (Chemicals)	96	3,430
The PNC Financial Services Group, Inc. (Banks)	117	18,117
The Procter & Gamble Co. (Household Products)	691	101,260
The Progressive Corp. (Insurance)	172	27,395
The Sherwin-Williams Co. (Chemicals)	69	21,521
The Southern Co. (Electric Utilities)	320	22,438
The TJX Cos., Inc. (Specialty Retail)	336	31,520
The Travelers Cos., Inc. (Insurance)	67	12,763
The Walt Disney Co. (Entertainment)	536	48,395
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	358	12,469
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	113	59,978
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	150	24,050
Tractor Supply Co. (Specialty Retail)	32	6,881
Trane Technologies PLC (Building Products)	67	16,341
TransDigm Group, Inc. (Aerospace & Defense)	16	16,186
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	73	3,884
Truist Financial Corp. (Banks)	391	14,436
Tyler Technologies, Inc.* (Software)	12	5,017
Tyson Foods, Inc.—Class A (Food Products)	84	4,515
U.S. Bancorp (Banks)	457	19,779
Uber Technologies, Inc.* (Ground Transportation)	603	37,127
UDR, Inc. (Residential REITs)	89	3,408
Ulta Beauty, Inc.* (Specialty Retail)	14	6,860
Union Pacific Corp. (Ground Transportation)	179	43,965
United Airlines Holdings, Inc.* (Passenger Airlines)	97	4,002
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	212	33,332
United Rentals, Inc. (Trading Companies & Distributors)	20	11,469
UnitedHealth Group, Inc. (Health Care Providers & Services)	272	143,200
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	18	2,744
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	100	13,000
Ventas, Inc. (Health Care REITs)	118	5,881
Veralto Corp. (Commercial Services & Supplies)	64	5,265
VeriSign, Inc.* (IT Services)	26	5,355
Verisk Analytics, Inc. (Professional Services)	43	10,271
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,234	46,522
Vertex Pharmaceuticals, Inc.* (Biotechnology)	75	30,517
VF Corp. (Textiles, Apparel & Luxury Goods)	98	1,842
Viatris, Inc. (Pharmaceuticals)	353	3,823
VICI Properties, Inc. (Specialized REITs)	304	9,692
Visa, Inc.—Class A (Financial Services)	467	121,583
Vulcan Materials Co. (Construction Materials)	39	8,853
W.R. Berkley Corp. (Insurance)	60	4,243
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	10,773
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	212	5,535
Walmart, Inc. (Consumer Staples Distribution & Retail)	418	65,898
Warner Bros. Discovery, Inc.* (Entertainment)	652	7,420
Waste Management, Inc. (Commercial Services & Supplies)	108	19,342
Waters Corp.* (Life Sciences Tools & Services)	17	5,597
WEC Energy Group, Inc. (Multi-Utilities)	93	7,828
Wells Fargo & Co. (Banks)	1,065	52,419
Welltower, Inc. (Health Care REITs)	163	14,697
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	21	7,395
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	95	4,975
Westinghouse Air Brake Technologies Corp. (Machinery)	53	6,726
Westrock Co. (Containers & Packaging)	76	3,156
Weyerhaeuser Co. (Specialized REITs)	214	7,441
Whirlpool Corp. (Household Durables)	16	1,948
Willis Towers Watson PLC (Insurance)	31	7,477
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	28	2,551
Xcel Energy, Inc. (Electric Utilities)	162	10,029
Xylem, Inc. (Machinery)	70	8,005
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	82	10,714
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	15	4,100
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	61	7,424
Zions Bancorp NA (Banks)	44	1,930
Zoetis, Inc. (Pharmaceuticals)	134	26,448
TOTAL COMMON STOCKS (Cost $3,940,842)		11,742,369

See accompanying notes to financial statements.

186 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreements(b)(c) (37.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $6,975,010	$6,971,000	$6,971,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,971,000)		6,971,000
TOTAL INVESTMENT SECURITIES (Cost $10,911,842)—100.3%		18,713,369
Net other assets (liabilities)—(0.3)%		(53,527)
NET ASSETS—100.0%		$18,659,842

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $3,113,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	6	3/18/24	$1,446,000	$58,398

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/29/24	5.93%	$7,968,001	$(21,571)
SPDR S&P 500 ETF	Goldman Sachs International	1/29/24	5.84%	6,230,267	(17,763)
				$14,198,268	$(39,334)
S&P 500	UBS AG	1/29/24	5.83%	$8,146,870	$(21,399)
SPDR S&P 500 ETF	UBS AG	1/29/24	5.43%	1,786,471	(5,053)
				$9,933,341	$(26,452)
				$24,131,609	$(65,786)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 187

ProFund VP UltraBull invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$192,025	1.0%
Air Freight & Logistics	59,028	0.3%
Automobile Components	9,956	0.1%
Automobiles	230,024	1.2%
Banks	382,706	2.1%
Beverages	176,100	0.9%
Biotechnology	238,011	1.3%
Broadline Retail	414,664	2.1%
Building Products	58,735	0.3%
Capital Markets	352,054	1.9%
Chemicals	189,826	1.0%
Commercial Services & Supplies	65,786	0.4%
Communications Equipment	98,601	0.5%
Construction & Engineering	9,279	NM
Construction Materials	17,834	0.1%
Consumer Finance	59,210	0.3%
Consumer Staples Distribution & Retail	213,573	1.2%
Containers & Packaging	25,165	0.1%
Distributors	13,840	0.1%
Diversified Telecommunication Services	81,726	0.4%
Electric Utilities	181,646	1.1%
Electrical Equipment	73,459	0.4%
Electronic Equipment, Instruments & Components	73,594	0.4%
Energy Equipment & Services	41,429	0.2%
Entertainment	139,482	0.7%
Financial Services	487,642	2.6%
Food Products	104,452	0.6%
Gas Utilities	5,100	NM
Ground Transportation	131,935	0.7%
Health Care Equipment & Supplies	301,028	1.6%
Health Care Providers & Services	333,609	1.8%
Health Care REITs	23,786	0.1%
Hotel & Resort REITs	4,050	NM
Hotels, Restaurants & Leisure	254,386	1.4%
Household Durables	47,195	0.3%
Household Products	144,583	0.8%
Independent Power and Renewable Electricity Producers	3,792	NM
Industrial Conglomerates	98,898	0.5%
Industrial REITs	36,124	0.2%
Insurance	242,063	1.3%
Interactive Media & Services	681,609	3.8%
IT Services	145,119	0.8%
Leisure Products	1,991	NM
Life Sciences Tools & Services	168,908	0.9%
Machinery	208,975	1.1%
Media	81,024	0.4%
Metals & Mining	49,757	0.3%
Multi-Utilities	77,141	0.4%
Office REITs	8,849	NM
Oil, Gas & Consumable Fuels	415,120	2.2%
Passenger Airlines	19,327	0.1%
Personal Care Products	20,861	0.1%
Pharmaceuticals	439,052	2.3%
Professional Services	84,162	0.5%
Real Estate Management & Development	18,865	0.1%
Residential REITs	35,902	0.2%
Retail REITs	35,438	0.2%
Semiconductors & Semiconductor Equipment	952,252	5.1%
Software	1,264,600	6.8%
Specialized REITs	133,257	0.8%
Specialty Retail	238,333	1.3%
Technology Hardware, Storage & Peripherals	854,700	4.6%
Textiles, Apparel & Luxury Goods	62,292	0.3%
Tobacco	63,743	0.3%
Trading Companies & Distributors	33,123	0.2%
Water Utilities	7,523	NM
Wireless Telecommunication Services	24,050	0.1%
Other**	6,917,473	37.1%
Total	$18,659,842	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

188 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (61.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	244	$18,973
Acuity Brands, Inc. (Electrical Equipment)	82	16,796
Adient PLC* (Automobile Components)	248	9,017
Advanced Drainage Systems, Inc. (Building Products)	182	25,596
AECOM (Construction & Engineering)	368	34,014
Affiliated Managers Group, Inc. (Capital Markets)	89	13,476
AGCO Corp. (Machinery)	164	19,911
Agree Realty Corp. (Retail REITs)	266	16,745
Alcoa Corp. (Metals & Mining)	472	16,048
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	189	5,721
ALLETE, Inc. (Electric Utilities)	152	9,296
Ally Financial, Inc. (Consumer Finance)	719	25,108
Amedisys, Inc.* (Health Care Providers & Services)	86	8,175
American Financial Group, Inc. (Insurance)	172	20,449
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	273	9,083
Annaly Capital Management, Inc. (Mortgage REITs)	1,324	25,646
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	902	11,302
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	748	16,965
Apartment Income REIT Corp. (Residential REITs)	389	13,510
AptarGroup, Inc. (Containers & Packaging)	175	21,633
Aramark (Hotels, Restaurants & Leisure)	691	19,417
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	144	17,604
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	284	8,690
ASGN, Inc.* (Professional Services)	125	12,021
Ashland, Inc. (Chemicals)	136	11,466
Aspen Technology, Inc.* (Software)	74	16,291
Associated Banc-Corp. (Banks)	394	8,428
Autoliv, Inc. (Automobile Components)	198	21,817
AutoNation, Inc.* (Specialty Retail)	69	10,362
Avient Corp. (Chemicals)	241	10,018
Avis Budget Group, Inc. (Ground Transportation)	49	8,686
Avnet, Inc. (Electronic Equipment, Instruments & Components)	239	12,046
Axalta Coating Systems, Ltd.* (Chemicals)	582	19,771
Azenta, Inc.* (Life Sciences Tools & Services)	159	10,357
Bank OZK (Banks)	278	13,853
Belden, Inc. (Electronic Equipment, Instruments & Components)	110	8,498
BellRing Brands, Inc.* (Personal Care Products)	348	19,289
Berry Global Group, Inc. (Containers & Packaging)	312	21,026
BJ's Wholesale Club Holdings, Inc.* (Household Products)	354	23,598
Black Hills Corp. (Multi-Utilities)	180	9,711
Blackbaud, Inc.* (Software)	114	9,884
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	184	11,520
Brighthouse Financial, Inc.* (Insurance)	170	8,996
Brixmor Property Group, Inc. (Retail REITs)	796	18,523
Bruker Corp. (Life Sciences Tools & Services)	245	18,003
Brunswick Corp. (Leisure Products)	182	17,609
Burlington Stores, Inc.* (Specialty Retail)	171	33,256
BWX Technologies, Inc. (Aerospace & Defense)	242	18,569
Cable One, Inc. (Media)	12	6,679
Cabot Corp. (Chemicals)	146	12,191
CACI International, Inc.*—Class A (Professional Services)	59	19,108
Cadence Bank (Banks)	484	14,322
Calix, Inc.* (Communications Equipment)	155	6,772
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	308	15,474
Carlisle Cos., Inc. (Building Products)	129	40,304
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	98	7,339
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	99	27,199
Celsius Holdings, Inc.* (Beverages)	392	21,371
ChampionX Corp. (Energy Equipment & Services)	516	15,072
Chart Industries, Inc.* (Machinery)	111	15,133
Chemed Corp. (Health Care Providers & Services)	40	23,391
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	295	22,697
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	66	7,478
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	109	18,119
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	180	24,288
Ciena Corp.* (Communications Equipment)	391	17,599
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	143	11,896
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	226	15,454
Clean Harbors, Inc.* (Commercial Services & Supplies)	133	23,210
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,336	27,281
CNO Financial Group, Inc. (Insurance)	297	8,286
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	422	8,440
Coca-Cola Consolidated, Inc. (Beverages)	12	11,141
Cognex Corp. (Electronic Equipment, Instruments & Components)	456	19,033
Coherent Corp.* (Electronic Equipment, Instruments & Components)	349	15,192
Columbia Banking System, Inc. (Banks)	553	14,754
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	91	7,238
Comfort Systems USA, Inc. (Construction & Engineering)	94	19,333
Commerce Bancshares, Inc. (Banks)	314	16,771
Commercial Metals Co. (Metals & Mining)	309	15,462
CommVault Systems, Inc.* (Software)	116	9,263
Concentrix Corp. (Professional Services)	125	12,276
COPT Defense Properties (Office REITs)	298	7,638
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	363	14,669
Coty, Inc.*—Class A (Personal Care Products)	992	12,321

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 189

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Office REITs)	402	$9,789
Crane Co. (Machinery)	129	15,240
Crane NXT Co. (Electronic Equipment, Instruments & Components)	127	7,222
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	160	14,946
Crown Holdings, Inc. (Containers & Packaging)	319	29,376
CubeSmart (Specialized REITs)	595	27,578
Cullen/Frost Bankers, Inc. (Banks)	169	18,335
Curtiss-Wright Corp. (Aerospace & Defense)	102	22,724
Darling Ingredients, Inc.* (Food Products)	422	21,032
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	68	45,453
Dick's Sporting Goods, Inc. (Specialty Retail)	162	23,806
Dolby Laboratories, Inc.—Class A (Software)	158	13,616
Donaldson Co., Inc. (Machinery)	319	20,847
Doximity, Inc.*—Class A (Health Care Technology)	313	8,777
Dropbox, Inc.*—Class A (Software)	678	19,987
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	257	14,084
Dynatrace, Inc.* (Software)	631	34,509
Eagle Materials, Inc. (Construction Materials)	92	18,661
East West Bancorp, Inc. (Banks)	373	26,836
EastGroup Properties, Inc. (Industrial REITs)	122	22,392
EMCOR Group, Inc. (Construction & Engineering)	124	26,713
Encompass Health Corp. (Health Care Providers & Services)	265	17,681
EnerSys (Electrical Equipment)	107	10,803
Enovis Corp.* (Health Care Equipment & Supplies)	131	7,339
Envista Holdings Corp.* (Health Care Equipment & Supplies)	454	10,923
EPR Properties (Specialized REITs)	199	9,642
Equitable Holdings, Inc. (Financial Services)	842	28,038
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,148	11,687
Equity LifeStyle Properties, Inc. (Residential REITs)	494	34,846
Erie Indemnity Co.—Class A (Insurance)	66	22,105
Esab Corp. (Machinery)	150	12,993
Essent Group, Ltd. (Financial Services)	282	14,873
Essential Utilities, Inc. (Water Utilities)	665	24,838
Euronet Worldwide, Inc.* (Financial Services)	116	11,773
Evercore, Inc. (Capital Markets)	91	15,566
Exelixis, Inc.* (Biotechnology)	824	19,768
ExlService Holdings, Inc.* (Professional Services)	437	13,481
Exponent, Inc. (Professional Services)	133	11,709
F.N.B. Corp. (Banks)	951	13,095
Federated Hermes, Inc. (Capital Markets)	228	7,720
Fidelity National Financial, Inc. (Insurance)	685	34,948
First American Financial Corp. (Insurance)	273	17,592
First Financial Bankshares, Inc. (Banks)	340	10,302
First Horizon Corp. (Banks)	1,479	20,942
First Industrial Realty Trust, Inc. (Industrial REITs)	350	18,435
FirstCash Holdings, Inc. (Consumer Finance)	98	10,622
Five Below, Inc.* (Specialty Retail)	148	31,548
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	282	31,460
Flowers Foods, Inc. (Food Products)	509	11,458
Flowserve Corp. (Machinery)	347	14,303
Fluor Corp.* (Construction & Engineering)	451	17,666
Fortune Brands Innovations, Inc. (Building Products)	334	25,431
Fox Factory Holding Corp.* (Automobile Components)	112	7,558
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	586	14,850
FTI Consulting, Inc.* (Professional Services)	94	18,720
GameStop Corp.*(a)—Class A (Specialty Retail)	711	12,464
Gaming & Leisure Properties, Inc. (Specialized REITs)	706	34,841
GATX Corp. (Trading Companies & Distributors)	94	11,301
Genpact, Ltd. (Professional Services)	442	15,342
Gentex Corp. (Automobile Components)	617	20,151
Glacier Bancorp, Inc. (Banks)	294	12,148
Globus Medical, Inc.* (Health Care Equipment & Supplies)	305	16,253
GoDaddy, Inc.*—Class A (IT Services)	373	39,598
Graco, Inc. (Machinery)	447	38,782
Graham Holdings Co.—Class B (Diversified Consumer Services)	9	6,269
Grand Canyon Education, Inc.* (Diversified Consumer Services)	78	10,299
Graphic Packaging Holding Co. (Containers & Packaging)	810	19,967
Greif, Inc.—Class A (Containers & Packaging)	68	4,460
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	263	7,090
GXO Logistics, Inc.* (Air Freight & Logistics)	315	19,265
H&R Block, Inc. (Diversified Consumer Services)	381	18,429
Haemonetics Corp.* (Health Care Equipment & Supplies)	134	11,458
Halozyme Therapeutics, Inc.* (Biotechnology)	350	12,936
Hancock Whitney Corp. (Banks)	228	11,079
Harley-Davidson, Inc. (Automobiles)	336	12,378
Healthcare Realty Trust, Inc. (Health Care REITs)	1,009	17,385
HealthEquity, Inc.* (Health Care Providers & Services)	227	15,050
Helen of Troy, Ltd.* (Household Durables)	63	7,611
Hertz Global Holdings, Inc.* (Ground Transportation)	351	3,647
Hexcel Corp. (Aerospace & Defense)	223	16,446
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	415	23,061
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	189	7,594
Home BancShares, Inc. (Banks)	497	12,589
Houlihan Lokey, Inc. (Capital Markets)	137	16,428
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	117	15,258
IDACORP, Inc. (Electric Utilities)	133	13,077
Inari Medical, Inc.* (Health Care Equipment & Supplies)	136	8,829
Independence Realty Trust, Inc. (Residential REITs)	595	9,104
Ingredion, Inc. (Food Products)	172	18,667
Insperity, Inc. (Professional Services)	93	10,901
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	180	7,839

See accompanying notes to financial statements.

190 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Interactive Brokers Group, Inc. (Capital Markets)	283	$23,460
International Bancshares Corp. (Banks)	142	7,713
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	78	8,466
Iridium Communications, Inc. (Diversified Telecommunication Services)	328	13,500
ITT, Inc. (Machinery)	218	26,012
Janus Henderson Group PLC (Capital Markets)	351	10,583
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	166	20,418
Jefferies Financial Group, Inc. (Capital Markets)	446	18,023
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	126	23,798
KB Home (Household Durables)	202	12,617
KBR, Inc. (Professional Services)	357	19,782
Kemper Corp. (Insurance)	159	7,739
Kilroy Realty Corp. (Office REITs)	282	11,235
Kinsale Capital Group, Inc. (Insurance)	59	19,760
Kirby Corp.* (Marine Transportation)	156	12,243
Kite Realty Group Trust (Retail REITs)	582	13,305
Knife River Corp.* (Construction Materials)	150	9,927
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	427	24,617
Kyndryl Holdings, Inc.* (IT Services)	608	12,634
Lamar Advertising Co.—Class A (Specialized REITs)	232	24,657
Lancaster Colony Corp. (Food Products)	53	8,819
Landstar System, Inc. (Ground Transportation)	95	18,397
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	182	11,284
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	365	25,181
Lear Corp. (Automobile Components)	154	21,746
Leggett & Platt, Inc. (Household Durables)	354	9,264
Lennox International, Inc. (Building Products)	84	37,592
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	238	19,542
Lincoln Electric Holdings, Inc. (Machinery)	151	32,836
Lithia Motors, Inc. (Specialty Retail)	73	24,037
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	66	17,659
LivaNova PLC* (Health Care Equipment & Supplies)	143	7,399
Livent Corp.* (Chemicals)	477	8,576
Louisiana-Pacific Corp. (Paper & Forest Products)	169	11,970
Lumentum Holdings, Inc.* (Communications Equipment)	178	9,331
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	144	13,385
Macy's, Inc. (Broadline Retail)	724	14,567
Manhattan Associates, Inc.* (Software)	163	35,098
ManpowerGroup, Inc. (Professional Services)	129	10,252
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	87	7,385
Masimo Corp.* (Health Care Equipment & Supplies)	117	13,714
MasTec, Inc.* (Construction & Engineering)	160	12,115
Matador Resources Co. (Oil, Gas & Consumable Fuels)	294	16,717
Mattel, Inc.* (Leisure Products)	936	17,671
Maximus, Inc. (Professional Services)	161	13,501
MDU Resources Group, Inc. (Construction & Engineering)	540	10,692
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,588	7,797
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	62	19,005
MGIC Investment Corp. (Financial Services)	735	14,178
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	166	17,076
Morningstar, Inc. (Capital Markets)	69	19,751
MP Materials Corp.* (Metals & Mining)	382	7,583
MSA Safety, Inc. (Commercial Services & Supplies)	98	16,545
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	123	12,455
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	388	16,552
Murphy USA, Inc. (Specialty Retail)	51	18,185
National Fuel Gas Co. (Gas Utilities)	243	12,191
National Storage Affiliates Trust (Specialized REITs)	204	8,460
Neogen Corp.* (Health Care Equipment & Supplies)	521	10,477
Neurocrine Biosciences, Inc.* (Biotechnology)	260	34,258
New Jersey Resources Corp. (Gas Utilities)	259	11,546
New York Community Bancorp, Inc. (Banks)	1,914	19,580
NewMarket Corp. (Chemicals)	18	9,825
Nexstar Media Group, Inc. (Media)	85	13,324
NNN REIT, Inc. (Retail REITs)	483	20,817
Nordstrom, Inc. (Broadline Retail)	257	4,742
Northwestern Energy Group, Inc. (Multi-Utilities)	162	8,244
NOV, Inc. (Energy Equipment & Services)	1,044	21,172
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	94	15,831
nVent Electric PLC (Electrical Equipment)	439	25,940
OGE Energy Corp. (Electric Utilities)	530	18,513
Old National Bancorp (Banks)	775	13,090
Old Republic International Corp. (Insurance)	690	20,286
Olin Corp. (Chemicals)	324	17,480
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	163	12,370
Omega Healthcare Investors, Inc. (Health Care REITs)	649	19,898
ONE Gas, Inc. (Gas Utilities)	147	9,367
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	130	19,877
Option Care Health, Inc.* (Health Care Providers & Services)	469	15,801
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	142	10,762
Oshkosh Corp. (Machinery)	174	18,863
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	671	29,469
Owens Corning (Building Products)	235	34,834
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	556	8,507
Patterson Cos., Inc. (Health Care Providers & Services)	225	6,401
Paylocity Holding Corp.* (Professional Services)	115	18,958

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 191

Common Stocks, continued

	Shares	Value
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	287	$12,617
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	402	10,460
Penske Automotive Group, Inc. (Specialty Retail)	51	8,186
Penumbra, Inc.* (Health Care Equipment & Supplies)	102	25,656
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	412	28,490
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,102	14,987
Perrigo Co. PLC (Pharmaceuticals)	359	11,553
Physicians Realty Trust (Health Care REITs)	632	8,412
Pilgrim's Pride Corp.* (Food Products)	107	2,960
Pinnacle Financial Partners, Inc. (Banks)	203	17,706
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	226	16,498
PNM Resources, Inc. (Electric Utilities)	227	9,443
Polaris, Inc. (Leisure Products)	141	13,363
Portland General Electric Co. (Electric Utilities)	268	11,615
Post Holdings, Inc.* (Food Products)	134	11,800
PotlatchDeltic Corp. (Specialized REITs)	210	10,311
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	151	12,399
Primerica, Inc. (Insurance)	92	18,930
Progyny, Inc.*(a) (Health Care Providers & Services)	221	8,217
Prosperity Bancshares, Inc. (Banks)	248	16,797
PVH Corp. (Textiles, Apparel & Luxury Goods)	160	19,539
Qualys, Inc.* (Software)	98	19,235
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	130	9,581
R1 RCM, Inc.* (Health Care Providers & Services)	523	5,528
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	284	19,383
Range Resources Corp. (Oil, Gas & Consumable Fuels)	639	19,451
Rayonier, Inc. (Specialized REITs)	362	12,094
RBC Bearings, Inc.* (Machinery)	77	21,937
Regal Rexnord Corp. (Electrical Equipment)	176	26,051
Reinsurance Group of America, Inc. (Insurance)	175	28,312
Reliance Steel & Aluminum Co. (Metals & Mining)	152	42,512
RenaissanceRe Holdings, Ltd. (Insurance)	139	27,244
Repligen Corp.* (Life Sciences Tools & Services)	138	24,812
Rexford Industrial Realty, Inc. (Industrial REITs)	559	31,359
RH* (Specialty Retail)	41	11,951
RLI Corp. (Insurance)	107	14,244
Royal Gold, Inc. (Metals & Mining)	174	21,047
RPM International, Inc. (Chemicals)	341	38,066
Ryder System, Inc. (Ground Transportation)	117	13,462
Sabra Health Care REIT, Inc. (Health Care REITs)	613	8,748
Saia, Inc.* (Ground Transportation)	70	30,674
Science Applications International Corp. (Professional Services)	140	17,405
SEI Investments Co. (Capital Markets)	265	16,841
Selective Insurance Group, Inc. (Insurance)	160	15,917
Sensata Technologies Holding PLC (Electrical Equipment)	401	15,066
Service Corp. International (Diversified Consumer Services)	391	26,764
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	98	18,675
Silgan Holdings, Inc. (Containers & Packaging)	215	9,729
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	84	11,111
Simpson Manufacturing Co., Inc. (Building Products)	113	22,372
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	353	22,006
SLM Corp. (Consumer Finance)	599	11,453
Sonoco Products Co. (Containers & Packaging)	260	14,526
Sotera Health Co.* (Life Sciences Tools & Services)	263	4,432
SouthState Corp. (Banks)	201	16,974
Southwest Gas Holdings, Inc. (Gas Utilities)	159	10,073
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,916	19,100
Spire, Inc. (Gas Utilities)	140	8,728
Spirit Realty Capital, Inc. (Retail REITs)	374	16,340
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	269	12,942
STAG Industrial, Inc. (Industrial REITs)	481	18,884
Starwood Property Trust, Inc.(a) (Mortgage REITs)	788	16,564
Stericycle, Inc.* (Commercial Services & Supplies)	244	12,093
Stifel Financial Corp. (Capital Markets)	270	18,671
Sunrun, Inc.* (Electrical Equipment)	576	11,307
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	123	34,964
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	104	11,864
Synovus Financial Corp. (Banks)	387	14,571
Taylor Morrison Home Corp.* (Household Durables)	284	15,151
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	136	14,635
TEGNA, Inc. (Media)	523	8,002
Tempur Sealy International, Inc. (Household Durables)	456	23,242
Tenet Healthcare Corp.* (Health Care Providers & Services)	269	20,328
Teradata Corp.* (Software)	259	11,269
Terex Corp. (Machinery)	178	10,228
Tetra Tech, Inc. (Commercial Services & Supplies)	141	23,537
Texas Capital Bancshares, Inc.* (Banks)	127	8,208
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	177	21,636
The Boston Beer Co., Inc.*—Class A (Beverages)	25	8,640
The Brink's Co. (Commercial Services & Supplies)	119	10,466
The Carlyle Group, Inc. (Capital Markets)	573	23,314
The Chemours Co. (Chemicals)	393	12,395

See accompanying notes to financial statements.

192 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Specialty Retail)	568	$11,877
The Goodyear Tire & Rubber Co.* (Automobile Components)	752	10,769
The Hanover Insurance Group, Inc. (Insurance)	94	11,413
The Middleby Corp.* (Machinery)	142	20,898
The New York Times Co.—Class A (Media)	433	21,212
The Scotts Miracle-Gro Co. (Chemicals)	110	7,013
The Timken Co. (Machinery)	171	13,706
The Toro Co. (Machinery)	275	26,397
The Wendy's Co. (Hotels, Restaurants & Leisure)	443	8,630
The Western Union Co. (Financial Services)	965	11,503
Thor Industries, Inc. (Automobiles)	141	16,673
TKO Group Holdings, Inc. (Entertainment)	159	12,971
Toll Brothers, Inc. (Household Durables)	284	29,192
TopBuild Corp.* (Household Durables)	84	31,439
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	192	7,505
Trex Co., Inc.* (Building Products)	287	23,761
UFP Industries, Inc. (Building Products)	163	20,465
UGI Corp. (Gas Utilities)	555	13,653
UMB Financial Corp. (Banks)	116	9,692
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	501	4,404
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	513	4,284
United Bankshares, Inc. (Banks)	357	13,405
United States Steel Corp. (Metals & Mining)	590	28,704
United Therapeutics Corp.* (Biotechnology)	124	27,266
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	115	21,995
Unum Group (Insurance)	486	21,977
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	599	27,201
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	101	21,560
Valaris, Ltd.* (Energy Equipment & Services)	166	11,383
Valley National Bancorp (Banks)	1,129	12,261
Valmont Industries, Inc. (Construction & Engineering)	55	12,843
Valvoline, Inc.* (Specialty Retail)	367	13,792
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	334	8,006
Visteon Corp.* (Automobile Components)	74	9,243
Vistra Corp. (Independent Power and Renewable Electricity Producers)	889	34,244
Vontier Corp. (Electronic Equipment, Instruments & Components)	409	14,131
Vornado Realty Trust (Office REITs)	423	11,949
Voya Financial, Inc. (Financial Services)	276	20,137
Watsco, Inc. (Trading Companies & Distributors)	89	38,133
Watts Water Technologies, Inc.—Class A (Machinery)	73	15,209
Weatherford International PLC* (Energy Equipment & Services)	191	18,686
Webster Financial Corp. (Banks)	455	23,095
Werner Enterprises, Inc. (Ground Transportation)	167	7,076
WESCO International, Inc. (Trading Companies & Distributors)	116	20,170
Westlake Corp. (Chemicals)	85	11,897
WEX, Inc.* (Financial Services)	113	21,984
Williams-Sonoma, Inc. (Specialty Retail)	169	34,100
Wingstop, Inc. (Hotels, Restaurants & Leisure)	78	20,013
Wintrust Financial Corp. (Banks)	162	15,026
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	332	14,445
Woodward, Inc. (Aerospace & Defense)	160	21,781
WP Carey, Inc. (Diversified REITs)	579	37,525
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	220	17,690
XPO, Inc.* (Ground Transportation)	307	26,890
YETI Holdings, Inc.* (Leisure Products)	230	11,909
Ziff Davis, Inc.* (Interactive Media & Services)	122	8,197
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	785	14,515
TOTAL COMMON STOCKS (Cost $3,919,641)		6,656,778

Repurchase Agreements(b)(c) (39.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $4,230,432	$4,228,000	$4,228,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,228,000)		4,228,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	69,697	$69,697
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $69,697)		69,697
TOTAL INVESTMENT SECURITIES (Cost $8,217,338)—101.5%		10,954,475
Net other assets (liabilities)—(1.5)%		(163,211)
NET ASSETS—100.0%		$10,791,264

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $66,880.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $1,742,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 193

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	3/18/24	$1,123,800	$67,320

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/29/24	5.83%	$4,317,367	$(43,053)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/29/24	5.60%	3,468,231	(36,769)
				$7,785,598	$(79,822)
S&P MidCap 400	UBS AG	1/29/24	5.68%	$4,543,646	$(43,621)
SPDR S&P MidCap 400 ETF	UBS AG	1/29/24	5.63%	1,475,643	(15,647)
				$6,019,289	$(59,268)
				$13,804,887	$(139,090)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

194 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: December 31, 2023

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$79,520	0.7%
Air Freight & Logistics	19,265	0.2%
Automobile Components	100,301	0.9%
Automobiles	29,051	0.3%
Banks	381,572	3.5%
Beverages	41,152	0.4%
Biotechnology	102,918	1.0%
Broadline Retail	31,679	0.3%
Building Products	230,355	2.1%
Capital Markets	183,833	1.7%
Chemicals	158,698	1.5%
Commercial Services & Supplies	85,851	0.8%
Communications Equipment	33,702	0.3%
Construction & Engineering	133,376	1.2%
Construction Materials	28,588	0.3%
Consumer Finance	47,183	0.4%
Consumer Staples Distribution & Retail	102,922	1.0%
Containers & Packaging	120,717	1.1%
Diversified Consumer Services	61,761	0.6%
Diversified REITs	37,525	0.3%
Diversified Telecommunication Services	28,350	0.3%
Electric Utilities	61,944	0.6%
Electrical Equipment	105,963	1.0%
Electronic Equipment, Instruments & Components	158,323	1.5%
Energy Equipment & Services	66,313	0.6%
Entertainment	12,971	0.1%
Financial Services	122,486	1.1%
Food Products	74,736	0.7%
Gas Utilities	65,558	0.6%
Ground Transportation	133,449	1.2%
Health Care Equipment & Supplies	159,427	1.5%
Health Care Providers & Services	139,545	1.3%
Health Care REITs	62,240	0.6%
Health Care Technology	8,777	0.1%
Hotel & Resort REITs	8,507	0.1%
Hotels, Restaurants & Leisure	236,474	2.2%
Household Durables	128,516	1.2%
Household Products	23,598	0.2%
Independent Power and Renewable Electricity Producers	45,006	0.4%
Industrial REITs	91,070	0.8%
Insurance	298,198	2.8%
Interactive Media & Services	22,712	0.2%
IT Services	52,232	0.5%
Leisure Products	60,552	0.6%
Life Sciences Tools & Services	76,609	0.7%
Machinery	323,295	3.0%
Marine Transportation	12,243	0.1%
Media	49,217	0.5%
Metals & Mining	158,637	1.5%
Mortgage REITs	42,210	0.4%
Multi-Utilities	17,955	0.2%
Office REITs	40,611	0.4%
Oil, Gas & Consumable Fuels	270,702	2.5%
Paper & Forest Products	11,970	0.1%
Personal Care Products	31,610	0.3%
Pharmaceuticals	31,971	0.3%
Professional Services	193,456	1.8%
Real Estate Management & Development	23,798	0.2%
Residential REITs	57,460	0.5%
Retail REITs	85,730	0.8%
Semiconductors & Semiconductor Equipment	193,416	1.7%
Software	169,152	1.6%
Specialized REITs	127,583	1.2%
Specialty Retail	265,024	2.4%
Technology Hardware, Storage & Peripherals	34,964	0.3%
Textiles, Apparel & Luxury Goods	140,683	1.3%
Trading Companies & Distributors	96,728	0.9%
Water Utilities	24,838	0.2%
Other**	4,134,486	38.3%
Total	$10,791,264	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 195

Common Stocks (67.3%)

	Shares	Value
Adobe, Inc.* (Software)	4,554	$2,716,916
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	16,160	2,382,146
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,349	592,073
Alphabet, Inc.*—Class A (Interactive Media & Services)	22,919	3,201,555
Alphabet, Inc.*—Class C (Interactive Media & Services)	22,172	3,124,700
Amazon.com, Inc.* (Broadline Retail)	40,021	6,080,791
American Electric Power Co., Inc. (Electric Utilities)	5,260	427,217
Amgen, Inc. (Biotechnology)	5,353	1,541,771
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,963	985,453
ANSYS, Inc.* (Software)	869	315,343
Apple, Inc. (Technology Hardware, Storage & Peripherals)	60,234	11,596,852
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,368	1,356,202
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	878	664,576
AstraZeneca PLCADR (Pharmaceuticals)	5,825	392,314
Atlassian Corp.*—Class A (Software)	1,551	368,921
Autodesk, Inc.* (Software)	2,138	520,560
Automatic Data Processing, Inc. (Professional Services)	4,115	958,671
Baker Hughes Co. (Energy Equipment & Services)	10,065	344,022
Biogen, Inc.* (Biotechnology)	1,449	374,958
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	349	1,237,980
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,672	5,215,120
Cadence Design Systems, Inc.* (Software)	2,721	741,119
CDW Corp. (Electronic Equipment, Instruments & Components)	1,340	304,609
Charter Communications, Inc.*—Class A (Media)	1,480	575,246
Cintas Corp. (Commercial Services & Supplies)	1,019	614,111
Cisco Systems, Inc. (Communications Equipment)	40,646	2,053,436
Coca-Cola Europacific Partners PLC (Beverages)	4,569	304,935
Cognizant Technology Solutions Corp.—Class A (IT Services)	5,016	378,858
Comcast Corp.—Class A (Media)	40,168	1,761,368
Constellation Energy Corp. (Electric Utilities)	3,195	373,464
Copart, Inc.* (Commercial Services & Supplies)	9,605	470,645
CoStar Group, Inc.* (Real Estate Management & Development)	4,085	356,988
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	4,429	2,923,494
Crowdstrike Holdings, Inc.*—Class A (Software)	2,277	581,364
CSX Corp. (Ground Transportation)	19,767	685,322
Datadog, Inc.*—Class A (Software)	3,022	366,810
Dexcom, Inc.* (Health Care Equipment & Supplies)	3,865	479,608
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,790	277,593
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	2,179	309,527
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,708	366,684
Electronic Arts, Inc. (Entertainment)	2,692	368,293
Exelon Corp. (Electric Utilities)	9,957	357,456
Fastenal Co. (Trading Companies & Distributors)	5,716	370,225
Fortinet, Inc.* (Software)	7,683	449,686
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	4,554	352,115
Gilead Sciences, Inc. (Biotechnology)	12,464	1,009,709
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	5,479	332,027
Honeywell International, Inc. (Industrial Conglomerates)	6,594	1,382,828
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	831	461,247
Illumina, Inc.* (Life Sciences Tools & Services)	1,588	221,113
Intel Corp. (Semiconductors & Semiconductor Equipment)	42,172	2,119,143
Intuit, Inc. (Software)	2,800	1,750,084
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,522	1,188,182
Keurig Dr Pepper, Inc. (Beverages)	13,987	466,047
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,360	790,568
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,318	1,032,337
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,215	621,217
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,938	662,548
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,630	520,475
MercadoLibre, Inc.* (Broadline Retail)	506	795,199
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	13,675	4,840,403
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,412	488,054
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,040	942,154
Microsoft Corp. (Software)	28,783	10,823,559
Moderna, Inc.* (Biotechnology)	3,814	379,302
Mondelez International, Inc.—Class A (Food Products)	13,613	985,989
MongoDB, Inc.* (IT Services)	714	291,919
Monster Beverage Corp.* (Beverages)	10,407	599,547
Netflix, Inc.* (Entertainment)	4,378	2,131,560
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	9,566	4,737,275

See accompanying notes to financial statements.

196 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,578	$592,115
Old Dominion Freight Line, Inc. (Ground Transportation)	1,091	442,215
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,308	359,847
O’Reilly Automotive, Inc.* (Specialty Retail)	592	562,447
PACCAR, Inc. (Machinery)	5,232	510,905
Palo Alto Networks, Inc.* (Software)	3,154	930,052
Paychex, Inc. (Professional Services)	3,613	430,344
PayPal Holdings, Inc.* (Financial Services)	10,784	662,245
PDD Holdings, Inc.*ADR (Broadline Retail)	6,681	977,497
PepsiCo, Inc. (Beverages)	13,752	2,335,640
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	11,133	1,610,166
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,072	941,527
Roper Technologies, Inc. (Software)	1,069	582,787
Ross Stores, Inc. (Specialty Retail)	3,387	468,727
Sirius XM Holdings, Inc.(a) (Media)	38,400	210,048
Splunk, Inc.* (Software)	1,685	256,710
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,370	1,091,634
Synopsys, Inc.* (Software)	1,521	783,178
Take-Two Interactive Software, Inc.* (Entertainment)	1,701	273,776
Tesla, Inc.* (Automobiles)	18,635	4,630,425
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,085	1,548,629
The Kraft Heinz Co. (Food Products)	12,269	453,708
The Trade Desk, Inc.*—Class A (Media)	4,464	321,229
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	11,568	1,854,697
Verisk Analytics, Inc. (Professional Services)	1,450	346,347
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,578	1,048,962
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	8,642	225,643
Warner Bros. Discovery, Inc.* (Entertainment)	24,392	277,581
Workday, Inc.*—Class A (Software)	2,091	577,241
Xcel Energy, Inc. (Electric Utilities)	5,520	341,743
Zscaler, Inc.* (Software)	1,484	328,795
TOTAL COMMON STOCKS (Cost $52,970,929)		125,770,443

Repurchase Agreements(b)(c) (33.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $62,079,684	$62,044,000	$62,044,000
TOTAL REPURCHASE AGREEMENTS (Cost $62,044,000)		62,044,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	564,539	$564,539
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $564,539)		564,539
TOTAL INVESTMENT SECURITIES (Cost $115,579,468)—100.8%		188,378,982
Net other assets (liabilities)—(0.8)%		(1,446,084)
NET ASSETS—100.0%		$186,932,898

*	Non-income producing security.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $542,009.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $29,209,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	50	3/18/24	$17,023,500	$911,679

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 197

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	1/29/24	5.73%	$48,078,273	$(247,821)
Nasdaq-100 Index	Goldman Sachs International	1/29/24	5.93%	99,803,004	(538,564)
				$147,881,277	$(786,385)
Invesco QQQ Trust, Series 1 ETF	UBS AG	1/29/24	5.73%	$19,247,179	$(99,215)
Nasdaq-100 Index	UBS AG	1/29/24	6.13%	62,567,221	(318,615)
				$81,814,400	$(417,830)
				$229,695,677	$(1,204,215)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Automobiles	$4,630,425	2.5%
Beverages	3,706,169	2.0%
Biotechnology	5,296,229	2.8%
Broadline Retail	7,853,487	4.2%
Commercial Services & Supplies	1,084,756	0.6%
Communications Equipment	2,053,436	1.1%
Consumer Staples Distribution & Retail	3,458,664	1.9%
Electric Utilities	1,499,880	0.8%
Electronic Equipment, Instruments & Components	304,609	0.2%
Energy Equipment & Services	344,022	0.2%
Entertainment	3,051,210	1.6%
Financial Services	662,245	0.4%
Food Products	1,439,697	0.8%
Ground Transportation	1,127,537	0.6%
Health Care Equipment & Supplies	2,481,152	1.3%
Hotels, Restaurants & Leisure	3,950,919	2.1%
Industrial Conglomerates	1,382,828	0.7%
Interactive Media & Services	11,166,658	6.0%
IT Services	670,777	0.4%
Life Sciences Tools & Services	221,113	0.1%
Machinery	510,905	0.3%
Media	2,867,891	1.5%
Oil, Gas & Consumable Fuels	277,593	0.1%
Pharmaceuticals	392,314	0.2%
Professional Services	1,735,362	0.9%
Real Estate Management & Development	356,988	0.2%
Semiconductors & Semiconductor Equipment	25,676,287	13.7%
Software	22,093,125	11.8%
Specialty Retail	1,031,174	0.6%
Technology Hardware, Storage & Peripherals	11,596,852	6.2%
Textiles, Apparel & Luxury Goods	621,217	0.3%
Trading Companies & Distributors	370,225	0.2%
Wireless Telecommunication Services	1,854,697	1.0%
Other**	61,162,455	32.7%
Total	$186,932,898	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

198 :: ProFund VP UltraShort Dow 30 :: Schedule of Portfolio Investments :: December 31, 2023

Repurchase Agreement (60.0%)(a)

	Principal Amount	Value
Repurchase Agreements with UMB Financial Corp., 5.07%, dated 12/29/2023, due 1/2/24, total to be received $2,001	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $2,000)—60.0%		2,000
Net other assets (liabilities)—40.0%		1,336
NET ASSETS—100.0%		$3,336

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/29/24	(5.68)%	$(3,982)	$(2)
Dow Jones Industrial Average	UBS AG	1/29/24	(5.18)%	(2,687)	(2)
				$(6,669)	$(4)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraShort Nasdaq-100 :: 199

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $595,342	$595,000	$595,000
TOTAL REPURCHASE AGREEMENTS (Cost $595,000)		595,000
TOTAL INVESTMENT SECURITIES (Cost $595,000)—96.9%		595,000
Net other assets (liabilities)—3.1%		19,322
NET ASSETS—100.0%		$614,322

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $304,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/29/24	(5.68)%	$(251,906)	$1,017
Nasdaq-100 Index	UBS AG	1/29/24	(5.48)%	(980,057)	4,955
				$(1,231,963)	$5,972

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

200 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks (69.1%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	121	$1,304
1st Source Corp. (Banks)	76	4,176
23andMe Holding Co.*—Class A (Health Care Providers & Services)	1,411	1,289
2seventy bio, Inc.* (Biotechnology)	233	995
2U, Inc.* (Diversified Consumer Services)	372	458
374Water, Inc.* (Machinery)	286	406
3D Systems Corp.* (Machinery)	606	3,848
4D Molecular Therapeutics, Inc.* (Biotechnology)	185	3,748
5E Advanced Materials, Inc.* (Metals & Mining)	182	257
89bio, Inc.* (Biotechnology)	297	3,317
8x8, Inc.* (Software)	557	2,105
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	102	1,144
A10 Networks, Inc. (Software)	328	4,320
Aadi Bioscience, Inc.* (Biotechnology)	75	152
AAON, Inc. (Building Products)	314	23,195
AAR Corp.* (Aerospace & Defense)	157	9,797
Aaron’s Co., Inc. (The) (Specialty Retail)	140	1,523
Abercrombie & Fitch Co.* (Specialty Retail)	226	19,938
ABM Industries, Inc. (Commercial Services & Supplies)	307	13,762
Acacia Research Corp.* (Financial Services)	176	690
Academy Sports & Outdoors, Inc. (Specialty Retail)	335	22,111
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	562	17,596
Acadia Realty Trust (Retail REITs)	433	7,357
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	247	2,537
ACCO Brands Corp. (Commercial Services & Supplies)	428	2,602
Accolade, Inc.* (Health Care Providers & Services)	314	3,771
Accuray, Inc.* (Health Care Equipment & Supplies)	437	1,237
ACELYRIN, Inc.* (Biotechnology)	154	1,149
ACI Worldwide, Inc.* (Software)	503	15,392
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	322	338
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	223	4,357
ACNB Corp. (Banks)	39	1,746
Acrivon Therapeutics, Inc.* (Biotechnology)	40	197
Actinium Pharmaceuticals, Inc.* (Biotechnology)	126	640
Acushnet Holdings Corp. (Leisure Products)	143	9,033
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	589	8,923
AdaptHealth Corp.* (Health Care Providers & Services)	444	3,237
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	526	2,577
Addus HomeCare Corp.* (Health Care Providers & Services)	73	6,778
Adeia, Inc. (Software)	496	6,145
Adicet Bio, Inc.* (Biotechnology)	141	266
Adient PLC* (Automobile Components)	435	15,817
ADMA Biologics, Inc.* (Biotechnology)	988	4,466
Adtalem Global Education, Inc.* (Diversified Consumer Services)	184	10,847
ADTRAN Holdings, Inc. (Communications Equipment)	362	2,657
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	174	18,952
AdvanSix, Inc. (Chemicals)	121	3,625
Advantage Solutions, Inc.* (Media)	403	1,459
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	128	3,396
Aerovate Therapeutics, Inc.* (Biotechnology)	52	1,177
AeroVironment, Inc.* (Aerospace & Defense)	121	15,251
AerSale Corp.* (Aerospace & Defense)	119	1,511
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	373	283
AFC Gamma, Inc. (Mortgage REITs)	76	914
Agenus, Inc.* (Biotechnology)	1,766	1,462
Agiliti, Inc.* (Health Care Providers & Services)	137	1,085
Agilysys, Inc.* (Software)	93	7,888
Agios Pharmaceuticals, Inc.* (Biotechnology)	257	5,723
Air Transport Services Group, Inc.* (Air Freight & Logistics)	261	4,596
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	56	419
Akero Therapeutics, Inc.* (Biotechnology)	238	5,557
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	324	270
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	107	522
Alamo Group, Inc. (Machinery)	47	9,879
Alarm.com Holdings, Inc.* (Software)	222	14,346
Albany International Corp. (Machinery)	145	14,242
Aldeyra Therapeutics, Inc.* (Biotechnology)	216	758
Alector, Inc.* (Biotechnology)	294	2,346
Alerus Financial Corp. (Financial Services)	83	1,858
Alexander & Baldwin, Inc. (Diversified REITs)	336	6,391
Alexander’s, Inc. (Retail REITs)	10	2,136
Alico, Inc. (Food Products)	33	960
Alight, Inc.*—Class A (Professional Services)	1,922	16,395
Alignment Healthcare, Inc.* (Health Care Providers & Services)	394	3,392
Alkami Technology, Inc.* (Software)	186	4,511
Alkermes PLC* (Biotechnology)	769	21,332
Allakos, Inc.* (Biotechnology)	308	841
Allbirds, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	449	550
Allegiant Travel Co. (Passenger Airlines)	73	6,031
ALLETE, Inc. (Electric Utilities)	268	16,391
Allient, Inc. (Electrical Equipment)	60	1,813
Allogene Therapeutics, Inc.* (Biotechnology)	438	1,406
Allovir, Inc.* (Biotechnology)	236	160
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	108	2,814
Alpha Metallurgical Resources, Inc. (Metals & Mining)	54	18,302
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	427	6,452

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 201

Common Stocks, continued

	Shares	Value
Alpine Immune Sciences, Inc.* (Biotechnology)	151	$2,878
Alpine Income Property Trust, Inc. (Diversified REITs)	59	998
Alta Equipment Group, Inc. (Trading Companies & Distributors)	107	1,324
Altair Engineering, Inc.*—Class A (Software)	252	21,206
AlTi Global, Inc.* (Capital Markets)	106	929
Altimmune, Inc.* (Biotechnology)	245	2,756
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	296	2,022
ALX Oncology Holdings, Inc.* (Biotechnology)	125	1,861
Amalgamated Financial Corp. (Banks)	82	2,209
A-Mark Precious Metals, Inc. (Financial Services)	88	2,662
Ambac Financial Group, Inc.* (Insurance)	205	3,378
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	176	10,787
AMC Networks, Inc.*—Class A (Media)	143	2,687
Amerant Bancorp, Inc. (Banks)	120	2,948
Ameresco, Inc.*—Class A (Construction & Engineering)	149	4,719
American Assets Trust, Inc. (Diversified REITs)	226	5,087
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	529	4,660
American Coastal Insurance Corp.* (Insurance)	91	861
American Eagle Outfitters, Inc. (Specialty Retail)	847	17,923
American Equity Investment Life Holding Co.* (Insurance)	365	20,367
American National Bankshares, Inc. (Banks)	48	2,340
American Realty Investors, Inc.* (Real Estate Management & Development)	7	122
American Software, Inc.—Class A (Software)	150	1,695
American States Water Co. (Water Utilities)	172	13,832
American Vanguard Corp. (Chemicals)	125	1,371
American Well Corp.*—Class A (Health Care Technology)	1,150	1,714
American Woodmark Corp.* (Building Products)	76	7,057
America’s Car-Mart, Inc.* (Specialty Retail)	27	2,046
Ameris Bancorp (Banks)	307	16,286
AMERISAFE, Inc. (Insurance)	88	4,117
Ames National Corp. (Banks)	40	854
Amicus Therapeutics, Inc.* (Biotechnology)	1,317	18,688
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	522	17,367
AMMO, Inc.* (Leisure Products)	418	878
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	177	13,254
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	565	3,430
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	179	11,071
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	168	996
Amplitude, Inc.*—Class A (Software)	314	3,994
Amprius Technologies, Inc.* (Electrical Equipment)	25	132
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	235	3,459
AnaptysBio, Inc.* (Biotechnology)	87	1,864
Anavex Life Sciences Corp.*(a) (Biotechnology)	335	3,119
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	55	583
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	178	1,396
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	67	3,694
Anika Therapeutics, Inc.* (Biotechnology)	68	1,541
Annexon, Inc.* (Biotechnology)	212	962
Anterix, Inc.* (Diversified Telecommunication Services)	60	1,999
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	500	4,055
Apartment Investment and Management Co.* (Residential REITs)	678	5,309
API Group Corp.* (Construction & Engineering)	970	33,561
Apogee Enterprises, Inc. (Building Products)	102	5,448
Apogee Therapeutics, Inc.* (Biotechnology)	95	2,654
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	658	7,725
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	199	7,622
Appfolio, Inc.*—Class A (Software)	89	15,418
Appian Corp.*—Class A (Software)	190	7,155
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	1,000	16,610
Applied Digital Corp.*(a) (IT Services)	380	2,561
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	179	30,912
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	854	12,964
Arbutus Biopharma Corp.* (Biotechnology)	587	1,468
ArcBest Corp. (Ground Transportation)	110	13,222
Arcellx, Inc.* (Biotechnology)	178	9,879
Arch Resources, Inc. (Metals & Mining)	83	13,773
Archer Aviation, Inc.*(a)—Class A (Aerospace & Defense)	707	4,341
Archrock, Inc. (Energy Equipment & Services)	645	9,933
Arcosa, Inc. (Construction & Engineering)	225	18,594
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	108	3,405
Arcus Biosciences, Inc.* (Biotechnology)	249	4,756
Arcutis Biotherapeutics, Inc.* (Biotechnology)	367	1,185
Ardelyx, Inc.* (Biotechnology)	1,069	6,628
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	194	2,733
Ares Commercial Real Estate Corp. (Mortgage REITs)	241	2,497
Argan, Inc. (Construction & Engineering)	59	2,761
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	139	1,166
Arko Corp. (Specialty Retail)	377	3,110
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	415	3,951
Armada Hoffler Properties, Inc. (Diversified REITs)	312	3,859
ARMOUR Residential REIT, Inc. (Mortgage REITs)	228	4,405

See accompanying notes to financial statements.

202 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Array Technologies, Inc.* (Electrical Equipment)	702	$11,794
Arrow Financial Corp. (Banks)	68	1,900
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	469	14,351
ARS Pharmaceuticals, Inc.* (Biotechnology)	114	625
Artesian Resources Corp.—Class A (Water Utilities)	42	1,741
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	285	12,591
Artivion, Inc.* (Health Care Equipment & Supplies)	183	3,272
Arvinas, Inc.* (Pharmaceuticals)	228	9,384
Asana, Inc.*—Class A (Software)	377	7,167
Asbury Automotive Group, Inc.* (Specialty Retail)	96	21,598
ASGN, Inc.* (Professional Services)	219	21,060
Aspen Aerogels, Inc.* (Chemicals)	237	3,740
Assertio Holdings, Inc.* (Pharmaceuticals)	411	440
AssetMark Financial Holdings, Inc.* (Capital Markets)	102	3,055
Associated Banc-Corp. (Banks)	702	15,016
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	373	2,249
Astec Industries, Inc. (Machinery)	105	3,906
Astria Therapeutics, Inc.* (Biotechnology)	153	1,175
Astronics Corp.* (Aerospace & Defense)	122	2,125
Asure Software, Inc.* (Professional Services)	106	1,009
Atara Biotherapeutics, Inc.* (Biotechnology)	449	230
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	355	1,083
ATI, Inc.* (Metals & Mining)	598	27,190
Atkore, Inc.* (Electrical Equipment)	176	28,161
Atlanta Braves Holdings, Inc.* (Entertainment)	211	8,352
Atlanta Braves Holdings, Inc.* (Entertainment)	47	2,011
Atlantic Union Bankshares Corp. (Banks)	348	12,716
Atlanticus Holdings Corp.* (Consumer Finance)	21	812
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	83	1,429
Atmus Filtration Technologies, Inc.* (Automobile Components)	76	1,785
ATN International, Inc. (Diversified Telecommunication Services)	50	1,949
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	104	729
AtriCure, Inc.* (Health Care Equipment & Supplies)	216	7,709
Atrion Corp. (Health Care Equipment & Supplies)	6	2,273
Aura Biosciences, Inc.* (Biotechnology)	129	1,143
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	628	5,646
Aurora Innovation, Inc.* (Software)	1,569	6,857
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	214	4,800
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	235	630
AvePoint, Inc.* (Software)	689	5,657
Aviat Networks, Inc.* (Communications Equipment)	53	1,731
Avid Bioservices, Inc.* (Biotechnology)	288	1,872
Avidity Biosciences, Inc.* (Biotechnology)	343	3,104
AvidXchange Holdings, Inc.* (Financial Services)	693	8,586
Avient Corp. (Chemicals)	419	17,418
Avista Corp. (Multi-Utilities)	356	12,723
Avita Medical, Inc.* (Biotechnology)	117	1,605
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	151	19,583
Axogen, Inc.* (Health Care Equipment & Supplies)	188	1,284
Axonics, Inc.* (Health Care Equipment & Supplies)	231	14,375
Axos Financial, Inc.* (Banks)	258	14,087
Axsome Therapeutics, Inc.* (Pharmaceuticals)	165	13,132
AZZ, Inc. (Building Products)	115	6,680
B Riley Financial, Inc.(a) (Capital Markets)	95	1,994
B&G Foods, Inc. (Food Products)	330	3,465
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	273	399
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	136	20,994
Bakkt Holdings, Inc.* (Capital Markets)	330	736
Balchem Corp. (Chemicals)	148	22,014
Bally’s Corp.* (Hotels, Restaurants & Leisure)	137	1,910
Banc of California, Inc. (Banks)	609	8,179
BancFirst Corp. (Banks)	102	9,928
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	128	3,167
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	109	1,577
Bank First Corp. (Banks)	43	3,726
Bank of Hawaii Corp. (Banks)	182	13,188
Bank of Marin Bancorp (Banks)	73	1,607
Bank7 Corp. (Banks)	17	465
BankUnited, Inc. (Banks)	345	11,188
Bankwell Financial Group, Inc. (Banks)	27	815
Banner Corp. (Banks)	159	8,516
Bar Harbor Bankshares (Banks)	69	2,026
BARK, Inc.* (Specialty Retail)	619	499
Barnes Group, Inc. (Machinery)	227	7,407
Barrett Business Services, Inc. (Professional Services)	31	3,590
BayCom Corp. (Banks)	52	1,227
BCB Bancorp, Inc. (Banks)	70	900
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	269	23,408
Beam Therapeutics, Inc.* (Biotechnology)	336	9,146
Beazer Homes USA, Inc.* (Household Durables)	137	4,629
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	49	3,272
Belden, Inc. (Electronic Equipment, Instruments & Components)	197	15,218
BellRing Brands, Inc.* (Personal Care Products)	612	33,923
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	164	4,533
Benson Hill, Inc.* (Food Products)	803	140
Berkshire Hills Bancorp, Inc. (Banks)	202	5,016
Berry Corp. (Oil, Gas & Consumable Fuels)	349	2,453
Beyond Air, Inc.* (Health Care Equipment & Supplies)	125	245

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 203

Common Stocks, continued

	Shares	Value
Beyond Meat, Inc.*(a) (Food Products)	275	$2,448
Beyond, Inc.* (Specialty Retail)	209	5,787
BGC Group, Inc.—Class A (Capital Markets)	1,661	11,992
Big 5 Sporting Goods Corp. (Specialty Retail)	100	634
Big Lots, Inc. (Broadline Retail)	132	1,028
BigBear.ai Holdings, Inc.* (IT Services)	136	291
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	312	3,036
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	495
BioAtla, Inc.* (Biotechnology)	205	504
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	878	5,259
Biohaven, Ltd.* (Biotechnology)	317	13,568
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	161	2,616
Biomea Fusion, Inc.*(a) (Biotechnology)	92	1,336
Biote Corp.*—Class A (Pharmaceuticals)	65	321
BioVie, Inc.* (Biotechnology)	56	71
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	94	277
Bit Digital, Inc.* (Software)	408	1,726
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	106	3,817
Black Hills Corp. (Multi-Utilities)	313	16,887
Blackbaud, Inc.* (Software)	202	17,513
Blackline, Inc.* (Software)	264	16,484
BlackSky Technology, Inc.* (Professional Services)	554	776
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	799	16,994
Blade Air Mobility, Inc.* (Passenger Airlines)	279	985
Blink Charging Co.* (Electrical Equipment)	252	854
Bloom Energy Corp.*—Class A (Electrical Equipment)	893	13,216
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	406	11,429
Blue Bird Corp.* (Machinery)	117	3,154
Blue Foundry Bancorp* (Banks)	105	1,015
Blue Ridge Bankshares, Inc. (Banks)	83	251
Bluebird Bio, Inc.* (Biotechnology)	496	684
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	50	3,756
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	39	4,419
Blueprint Medicines Corp.* (Biotechnology)	282	26,012
Bluerock Homes Trust, Inc. (Residential REITs)	1	10
Boise Cascade Co. (Trading Companies & Distributors)	184	23,802
Boot Barn Holdings, Inc.* (Specialty Retail)	138	10,593
Borr Drilling, Ltd.* (Energy Equipment & Services)	1,019	7,500
Boston Omaha Corp.*—Class A (Media)	109	1,715
Bowlero Corp.*(a)—Class A (Hotels, Restaurants & Leisure)	78	1,104
Bowman Consulting Group, Ltd.* (Construction & Engineering)	50	1,776
Box, Inc.*—Class A (Software)	654	16,749
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	304	760
Brandywine Realty Trust (Office REITs)	789	4,261
Braze, Inc.*—Class A (Software)	243	12,911
BRC, Inc.*—Class A (Food Products)	181	657
Bread Financial Holdings, Inc. (Consumer Finance)	230	7,576
Bridgebio Pharma, Inc.* (Biotechnology)	531	21,436
Bridgewater Bancshares, Inc.* (Banks)	95	1,284
Bright Green Corp.* (Pharmaceuticals)	288	95
Brightcove, Inc.* (IT Services)	202	523
Brightsphere Investment Group, Inc. (Capital Markets)	151	2,893
BrightSpire Capital, Inc. (Mortgage REITs)	597	4,442
BrightView Holdings, Inc.* (Commercial Services & Supplies)	192	1,617
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	203	8,766
Bristow Group, Inc.* (Energy Equipment & Services)	110	3,110
Broadstone Net Lease, Inc. (Diversified REITs)	872	15,016
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	864	5,028
Brookfield Business Corp.—Class A (Industrial Conglomerates)	121	2,817
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	556	19,616
Brookline Bancorp, Inc. (Banks)	405	4,419
BRP Group, Inc.*—Class A (Insurance)	279	6,702
BRT Apartments Corp. (Residential REITs)	54	1,004
Build-A-Bear Workshop, Inc. (Specialty Retail)	61	1,402
Bumble, Inc.*—Class A (Interactive Media & Services)	469	6,913
Burke & Herbert Financial Services Corp. (Banks)	30	1,887
Business First Bancshares, Inc. (Banks)	111	2,736
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	657	710
Byline Bancorp, Inc. (Banks)	115	2,709
C&F Financial Corp. (Banks)	15	1,023
C3.ai, Inc.*(a)—Class A (Software)	377	10,824
Cabaletta Bio, Inc.* (Biotechnology)	160	3,632
Cabot Corp. (Chemicals)	257	21,460
Cactus, Inc.—Class A (Energy Equipment & Services)	300	13,620
Cadence Bank (Banks)	845	25,003
Cadiz, Inc.* (Water Utilities)	188	526
Cadre Holdings, Inc. (Aerospace & Defense)	90	2,960
Calavo Growers, Inc. (Food Products)	80	2,353
Caledonia Mining Corp. PLC (Metals & Mining)	76	927
Caleres, Inc. (Specialty Retail)	158	4,855
California Resources Corp. (Oil, Gas & Consumable Fuels)	323	17,662
California Water Service Group (Water Utilities)	268	13,902
Calix, Inc.* (Communications Equipment)	273	11,927
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	284	9,202
Cal-Maine Foods, Inc. (Food Products)	190	10,903
Cambium Networks Corp.* (Communications Equipment)	56	336
Cambridge Bancorp (Banks)	35	2,429
Camden National Corp. (Banks)	66	2,484
Camping World Holdings, Inc.—Class A (Specialty Retail)	194	5,094

See accompanying notes to financial statements.

204 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Cannae Holdings, Inc.* (Financial Services)	318	$6,204
Cano Health, Inc.* (Health Care Providers & Services)	12	70
Cantaloupe, Inc.* (Financial Services)	266	1,971
Capital Bancorp, Inc. (Banks)	44	1,065
Capital City Bank Group, Inc. (Banks)	61	1,795
Capitol Federal Financial, Inc. (Banks)	592	3,818
Capstar Financial Holdings, Inc. (Banks)	89	1,668
Cara Therapeutics, Inc.* (Pharmaceuticals)	217	161
Cardlytics, Inc.* (Media)	169	1,556
CareDx, Inc.* (Biotechnology)	241	2,892
CareMax, Inc.* (Health Care Providers & Services)	348	173
CareTrust REIT, Inc. (Health Care REITs)	465	10,407
Cargurus, Inc.* (Interactive Media & Services)	454	10,969
Caribou Biosciences, Inc.* (Biotechnology)	379	2,172
Carisma Therapeutics, Inc. (Biotechnology)	124	363
CarParts.com, Inc.* (Specialty Retail)	252	796
Carpenter Technology Corp. (Metals & Mining)	227	16,072
Carriage Services, Inc. (Diversified Consumer Services)	62	1,551
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	170	1,340
Cars.com, Inc.* (Interactive Media & Services)	309	5,862
Carter Bankshares, Inc.* (Banks)	105	1,572
Cartesian Therapeutics, Inc.* (Biotechnology)	545	376
Carvana Co.* (Specialty Retail)	445	23,559
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	262	22,390
Cass Information Systems, Inc. (Financial Services)	63	2,838
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	184	4,142
Castle Biosciences, Inc.* (Health Care Providers & Services)	115	2,482
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	465	7,817
Cathay General Bancorp (Banks)	322	14,352
Cavco Industries, Inc.* (Household Durables)	41	14,211
CBIZ, Inc.* (Professional Services)	222	13,895
CBL & Associates Properties, Inc. (Retail REITs)	125	3,053
CECO Environmental Corp.* (Commercial Services & Supplies)	138	2,799
Celcuity, Inc.* (Biotechnology)	81	1,180
Celldex Therapeutics, Inc.* (Biotechnology)	215	8,527
Centerspace (Residential REITs)	70	4,074
Central Garden & Pet Co.* (Household Products)	45	2,255
Central Garden & Pet Co.*—Class A (Household Products)	183	8,059
Central Pacific Financial Corp. (Banks)	123	2,421
Central Valley Community Bancorp (Banks)	46	1,028
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	57	3,101
Century Aluminum Co.* (Metals & Mining)	244	2,962
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	127	620
Century Communities, Inc. (Household Durables)	132	12,030
Century Therapeutics, Inc.* (Biotechnology)	109	362
Cerence, Inc.* (Software)	187	3,676
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	324	13,738
Cerus Corp.* (Health Care Equipment & Supplies)	822	1,776
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	108	2,453
ChampionX Corp. (Energy Equipment & Services)	908	26,522
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	631	72
Chart Industries, Inc.* (Machinery)	199	27,129
Chatham Lodging Trust (Hotel & Resort REITs)	224	2,401
Chegg, Inc.* (Diversified Consumer Services)	528	5,998
Chemung Financial Corp. (Banks)	16	797
Chesapeake Utilities Corp. (Gas Utilities)	99	10,457
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	76	1,230
Chico's FAS, Inc.* (Specialty Retail)	558	4,230
Chimera Investment Corp. (Mortgage REITs)	1,055	5,264
ChoiceOne Financial Services, Inc. (Banks)	32	938
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	194	32,250
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	84	3,211
Cimpress PLC* (Commercial Services & Supplies)	84	6,724
Cinemark Holdings, Inc.* (Entertainment)	510	7,186
Cipher Mining, Inc.* (Software)	195	805
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	570	431
Citizens & Northern Corp. (Banks)	69	1,548
Citizens Financial Services, Inc. (Banks)	18	1,165
City Holding Co. (Banks)	69	7,608
City Office REIT, Inc. (Office REITs)	181	1,106
Civista Bancshares, Inc. (Banks)	72	1,328
Civitas Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	375	25,643
Claros Mortgage Trust, Inc. (Mortgage REITs)	421	5,738
Clarus Corp. (Leisure Products)	136	938
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	786	3,010
Cleanspark, Inc.* (Software)	694	7,655
Clear Channel Outdoor Holdings, Inc.* (Media)	1,739	3,165
Clear Secure, Inc.—Class A (Software)	381	7,868
Clearfield, Inc.* (Communications Equipment)	61	1,774
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	106	720
Clearwater Paper Corp.* (Paper & Forest Products)	76	2,745
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	19	1,042
Clipper Realty, Inc. (Residential REITs)	53	286
CNB Financial Corp. (Banks)	95	2,146
CNO Financial Group, Inc. (Insurance)	519	14,480
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	727	14,540
Coastal Financial Corp.* (Banks)	50	2,221
Coca-Cola Consolidated, Inc. (Beverages)	22	20,426
Codexis, Inc.* (Life Sciences Tools & Services)	323	985
Codorus Valley Bancorp, Inc. (Banks)	43	1,105
Coeur Mining, Inc.* (Metals & Mining)	1,535	5,004

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 205

Common Stocks, continued

	Shares	Value
Cogent Biosciences, Inc.* (Biotechnology)	385	$2,264
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	203	15,439
Cohen & Steers, Inc. (Capital Markets)	121	9,163
Coherus Biosciences, Inc.* (Biotechnology)	463	1,542
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	217	7,680
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	161	4,956
Colony Bankcorp, Inc. (Banks)	77	1,024
Columbia Financial, Inc.* (Banks)	138	2,661
Columbus McKinnon Corp. (Machinery)	131	5,112
Comfort Systems USA, Inc. (Construction & Engineering)	164	33,729
Commercial Metals Co. (Metals & Mining)	543	27,171
Commercial Vehicle Group, Inc.* (Machinery)	151	1,059
CommScope Holding Co., Inc.* (Communications Equipment)	971	2,738
Community Bank System, Inc. (Banks)	247	12,871
Community Health Systems, Inc.* (Health Care Providers & Services)	583	1,825
Community Healthcare Trust, Inc. (Health Care REITs)	124	3,303
Community Trust Bancorp, Inc. (Banks)	72	3,158
CommVault Systems, Inc.* (Software)	204	16,289
Compass Diversified Holdings (Financial Services)	293	6,578
Compass Minerals International, Inc. (Metals & Mining)	159	4,026
Compass Therapeutics, Inc.* (Biotechnology)	423	660
Compass, Inc.*—Class A (Real Estate Management & Development)	1,320	4,963
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	76	410
Computer Programs and Systems, Inc.* (Health Care Technology)	66	739
CompX International, Inc. (Commercial Services & Supplies)	7	177
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	426	3,770
Comtech Telecommunications Corp. (Communications Equipment)	126	1,062
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	119	976
Conduent, Inc.* (Professional Services)	798	2,913
CONMED Corp. (Health Care Equipment & Supplies)	142	15,550
ConnectOne Bancorp, Inc. (Banks)	170	3,895
Consensus Cloud Solutions, Inc.* (Software)	91	2,385
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	142	14,275
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	356	1,549
Consolidated Water Co., Ltd. (Water Utilities)	70	2,492
Constellium SE* (Metals & Mining)	598	11,936
Construction Partners, Inc.*—Class A (Construction & Engineering)	186	8,095
Consumer Portfolio Services, Inc.* (Consumer Finance)	40	375
Contango ORE, Inc.* (Metals & Mining)	36	652
ContextLogic, Inc.*—Class A (Broadline Retail)	104	619
Cooper-Standard Holdings, Inc.* (Automobile Components)	78	1,524
COPT Defense Properties (Office REITs)	523	13,404
Corcept Therapeutics, Inc.* (Pharmaceuticals)	372	12,083
Core Laboratories, Inc. (Energy Equipment & Services)	217	3,832
Core Molding Technologies, Inc.* (Chemicals)	34	630
CoreCard Corp.* (Software)	34	470
CoreCivic, Inc.* (Commercial Services & Supplies)	527	7,657
CorMedix, Inc.* (Pharmaceuticals)	255	959
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	171	2,411
CorVel Corp.* (Health Care Providers & Services)	40	9,888
Costamare, Inc. (Marine Transportation)	215	2,238
Couchbase, Inc.* (IT Services)	161	3,626
Coursera, Inc.* (Diversified Consumer Services)	604	11,699
Covenant Logistics Group, Inc. (Ground Transportation)	39	1,796
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	20	384
CRA International, Inc. (Professional Services)	32	3,163
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	102	7,862
Crawford & Co.—Class A (Insurance)	67	883
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	532	10,358
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	357	4,716
Cricut, Inc.—Class A (Household Durables)	222	1,463
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	303	10,781
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	159	3,600
CrossFirst Bankshares, Inc.* (Banks)	210	2,852
CryoPort, Inc.* (Life Sciences Tools & Services)	201	3,113
CS Disco, Inc.* (Software)	105	797
CSG Systems International, Inc. (Professional Services)	147	7,822
CSW Industrials, Inc. (Building Products)	71	14,726
CTO Realty Growth, Inc. (Diversified REITs)	102	1,768
CTS Corp. (Electronic Equipment, Instruments & Components)	144	6,299
Cue Biopharma, Inc.* (Biotechnology)	167	441
Cullinan Oncology, Inc.* (Biotechnology)	120	1,223
Cushman & Wakefield PLC* (Real Estate Management & Development)	770	8,316
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	263	1,625
Customers Bancorp, Inc.* (Banks)	133	7,663
Cutera, Inc.* (Health Care Equipment & Supplies)	85	300
CVB Financial Corp. (Banks)	617	12,457
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	137	4,151
CVRx, Inc.* (Health Care Equipment & Supplies)	52	1,635
CXApp, Inc.* (IT Services)	10	13

See accompanying notes to financial statements.

206 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	525	$12,401
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	562	5,126
Cytokinetics, Inc.* (Biotechnology)	432	36,069
Daily Journal Corp.* (Media)	6	2,045
Dakota Gold Corp.* (Metals & Mining)	261	684
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	175	1,484
Dana, Inc. (Automobile Components)	605	8,839
Danimer Scientific, Inc.* (Chemicals)	407	415
Daseke, Inc.* (Ground Transportation)	190	1,539
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	168	9,047
Day One Biopharmaceuticals, Inc.* (Biotechnology)	290	4,234
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	248	4,000
Definitive Healthcare Corp.* (Health Care Technology)	215	2,137
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	298	7,688
Deluxe Corp. (Commercial Services & Supplies)	202	4,333
Denali Therapeutics, Inc.* (Biotechnology)	548	11,760
Denny's Corp.* (Hotels, Restaurants & Leisure)	238	2,589
Design Therapeutics, Inc.* (Biotechnology)	152	403
Designer Brands, Inc.—Class A (Specialty Retail)	200	1,770
Desktop Metal, Inc.*(a)—Class A (Machinery)	1,300	976
Destination XL Group, Inc.* (Specialty Retail)	261	1,148
DHI Group, Inc.* (Interactive Media & Services)	198	513
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	636	6,239
Diamond Hill Investment Group, Inc. (Capital Markets)	13	2,153
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	472	6,136
DiamondRock Hospitality Co. (Hotel & Resort REITs)	975	9,155
Digi International, Inc.* (Communications Equipment)	163	4,238
Digimarc Corp.* (Software)	66	2,384
Digital Turbine, Inc.* (Software)	444	3,046
DigitalBridge Group, Inc. (Real Estate Management & Development)	750	13,156
DigitalOcean Holdings, Inc.* (IT Services)	294	10,788
Dillard's, Inc.(a)—Class A (Broadline Retail)	16	6,458
Dime Community Bancshares, Inc. (Banks)	162	4,363
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	72	3,575
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	209	16,829
Disc Medicine, Inc.* (Biotechnology)	41	2,368
Distribution Solutions Group, Inc.* (Building Products)	46	1,452
Diversified Healthcare Trust (Health Care REITs)	1,108	4,144
DMC Global, Inc.* (Energy Equipment & Services)	91	1,713
DocGo, Inc.* (Health Care Providers & Services)	361	2,018
Dole PLC (Food Products)	332	4,080
Domo, Inc.*—Class B (Software)	148	1,523
Donegal Group, Inc.—Class A (Insurance)	72	1,007
Donnelley Financial Solutions, Inc.* (Capital Markets)	115	7,173
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	160	7,019
Dorman Products, Inc.* (Automobile Components)	122	10,176
Douglas Dynamics, Inc. (Machinery)	105	3,116
Douglas Elliman, Inc. (Real Estate Management & Development)	376	1,109
Douglas Emmett, Inc. (Office REITs)	748	10,846
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	135	73
Dream Finders Homes, Inc.*—Class A (Household Durables)	112	3,979
Dril-Quip, Inc.* (Energy Equipment & Services)	158	3,677
Ducommun, Inc.* (Aerospace & Defense)	62	3,228
Duluth Holdings, Inc.*—Class B (Specialty Retail)	63	339
Duolingo, Inc.* (Diversified Consumer Services)	136	30,851
DXP Enterprises, Inc.* (Trading Companies & Distributors)	63	2,123
Dycom Industries, Inc.* (Construction & Engineering)	133	15,307
Dynavax Technologies Corp.* (Biotechnology)	601	8,402
Dyne Therapeutics, Inc.* (Biotechnology)	206	2,740
Dynex Capital, Inc. (Mortgage REITs)	262	3,280
DZS, Inc.* (Communications Equipment)	101	199
E2open Parent Holdings, Inc.* (Software)	788	3,459
Eagle Bancorp, Inc. (Banks)	137	4,129
Eagle Bulk Shipping, Inc. (Marine Transportation)	43	2,382
Eagle Pharmaceuticals, Inc.* (Biotechnology)	48	251
Easterly Government Properties, Inc. (Office REITs)	445	5,981
Eastern Bankshares, Inc. (Banks)	719	10,210
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	264	1,030
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	552	9,147
Ecovyst, Inc.* (Chemicals)	429	4,191
Edgewell Personal Care Co. (Personal Care Products)	234	8,571
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	198	2,166
Editas Medicine, Inc.* (Biotechnology)	381	3,860
eGain Corp.* (Software)	97	808
eHealth, Inc.* (Insurance)	130	1,134
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	129	1,138
elf Beauty, Inc.* (Personal Care Products)	250	36,085
Ellington Financial, Inc. (Mortgage REITs)	349	4,436
Elme Communities (Residential REITs)	408	5,957

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 207

Common Stocks, continued

	Shares	Value
Embecta Corp. (Health Care Equipment & Supplies)	268	$5,073
Emerald Holding, Inc.* (Media)	72	431
Emergent BioSolutions, Inc.* (Biotechnology)	241	578
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	60	659
Empire State Realty Trust, Inc. (Diversified REITs)	613	5,940
Employers Holdings, Inc. (Insurance)	119	4,689
Enact Holdings, Inc. (Financial Services)	137	3,958
Enanta Pharmaceuticals, Inc.* (Biotechnology)	93	875
Encore Capital Group, Inc.* (Consumer Finance)	108	5,481
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	680	2,672
Encore Wire Corp. (Electrical Equipment)	70	14,952
Energizer Holdings, Inc. (Household Products)	332	10,518
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	728	5,234
Energy Recovery, Inc.* (Machinery)	258	4,861
Energy Vault Holdings, Inc.* (Electrical Equipment)	459	1,069
Enerpac Tool Group Corp. (Machinery)	253	7,866
EnerSys (Electrical Equipment)	191	19,283
Enfusion, Inc.*—Class A (Software)	175	1,698
EngageSmart, Inc.* (Software)	225	5,153
Enhabit, Inc.* (Health Care Providers & Services)	233	2,412
Enliven Therapeutics, Inc.* (Pharmaceuticals)	108	1,495
Ennis, Inc. (Commercial Services & Supplies)	118	2,585
Enova International, Inc.* (Consumer Finance)	135	7,474
Enovix Corp.*(a) (Electrical Equipment)	643	8,050
Enpro, Inc. (Machinery)	97	15,204
Enstar Group, Ltd.* (Insurance)	55	16,189
Enterprise Bancorp, Inc. (Banks)	44	1,419
Enterprise Financial Services Corp. (Banks)	168	7,501
Entrada Therapeutics, Inc.* (Biotechnology)	99	1,494
Entravision Communications Corp.—Class A (Media)	279	1,163
Envela Corp.* (Specialty Retail)	35	170
Envestnet, Inc.* (Software)	232	11,489
Enviri Corp.* (Commercial Services & Supplies)	366	3,294
Enviva, Inc. (Oil, Gas & Consumable Fuels)	145	144
Eos Energy Enterprises, Inc.* (Electrical Equipment)	499	544
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	123	9,820
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,026	20,625
Equity Bancshares, Inc.—Class A (Banks)	68	2,305
Equity Commonwealth (Office REITs)	473	9,082
Erasca, Inc.* (Biotechnology)	374	797
Escalade, Inc. (Leisure Products)	46	924
ESCO Technologies, Inc. (Machinery)	119	13,927
Esquire Financial Holdings, Inc. (Banks)	32	1,599
ESS Tech, Inc.* (Electrical Equipment)	423	482
ESSA Bancorp, Inc. (Banks)	40	801
Essent Group, Ltd. (Financial Services)	486	25,631
Essential Properties Realty Trust, Inc. (Diversified REITs)	723	18,479
Ethan Allen Interiors, Inc. (Household Durables)	106	3,384
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	158	2,147
Evans Bancorp, Inc. (Banks)	24	757
Eve Holding, Inc.* (Aerospace & Defense)	84	615
Eventbrite, Inc.*—Class A (Interactive Media & Services)	359	3,001
Everbridge, Inc.* (Software)	189	4,595
EverCommerce, Inc.* (Software)	108	1,191
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	391	4,407
EverQuote, Inc.*—Class A (Interactive Media & Services)	100	1,224
EVERTEC, Inc. (Financial Services)	303	12,405
EVgo, Inc.* (Specialty Retail)	480	1,718
EVI Industries, Inc. (Trading Companies & Distributors)	22	522
Evolent Health, Inc.*—Class A (Health Care Technology)	511	16,879
Evolus, Inc.* (Pharmaceuticals)	192	2,022
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	144	837
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	529	2,497
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	84	1,299
ExlService Holdings, Inc.* (Professional Services)	750	23,137
eXp World Holdings, Inc. (Real Estate Management & Development)	331	5,137
Expensify, Inc.*—Class A (Software)	256	632
Exponent, Inc. (Professional Services)	235	20,688
Expro Group Holdings N.V.* (Energy Equipment & Services)	415	6,607
Extreme Networks, Inc.* (Communications Equipment)	585	10,319
Eyenovia, Inc.* (Pharmaceuticals)	139	289
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	124	2,866
F&G Annuities & Life, Inc. (Insurance)	87	4,002
Fabrinet* (Electronic Equipment, Instruments & Components)	171	32,545
Farmers & Merchants Bancorp, Inc. (Banks)	59	1,463
Farmers National Banc Corp. (Banks)	169	2,442
Farmland Partners, Inc. (Specialized REITs)	207	2,583
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	88	1,983
Fastly, Inc.*—Class A (IT Services)	560	9,968
Fate Therapeutics, Inc.* (Biotechnology)	393	1,470
FB Financial Corp. (Banks)	165	6,575
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	42	8,031
Federal Signal Corp. (Machinery)	278	21,334
Fennec Pharmaceuticals, Inc.* (Biotechnology)	84	942
FibroGen, Inc.* (Biotechnology)	428	379
Fidelis Insurance Holdings, Ltd.* (Insurance)	70	887
Fidelity D&D Bancorp, Inc. (Banks)	22	1,277
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	593	4,121

See accompanying notes to financial statements.

208 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Finance Of America Cos., Inc.*—Class A (Financial Services)	248	$273
Financial Institutions, Inc. (Banks)	70	1,491
First Advantage Corp. (Professional Services)	251	4,159
First Bancorp (Banks)	798	13,127
First Bancorp (Banks)	185	6,847
First Bank/Hamilton NJ (Banks)	95	1,397
First Busey Corp. (Banks)	241	5,982
First Business Financial Services, Inc. (Banks)	36	1,444
First Commonwealth Financial Corp. (Banks)	475	7,334
First Community Bankshares, Inc. (Banks)	80	2,968
First Community Corp. (Banks)	34	732
First Financial Bancorp (Banks)	437	10,379
First Financial Bankshares, Inc. (Banks)	605	18,331
First Financial Corp. (Banks)	53	2,281
First Foundation, Inc. (Banks)	237	2,294
First Interstate BancSystem, Inc.—Class A (Banks)	383	11,777
First Merchants Corp. (Banks)	274	10,160
First Mid Bancshares, Inc. (Banks)	103	3,570
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	103	2,070
First Western Financial, Inc.* (Banks)	37	734
FirstCash Holdings, Inc. (Consumer Finance)	175	18,967
FiscalNote Holdings, Inc.*(a) (Professional Services)	277	316
Fisker, Inc.* (Automobiles)	969	1,696
Five Star Bancorp (Banks)	59	1,545
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	138	4,010
Fluence Energy, Inc.* (Electrical Equipment)	272	6,487
Fluor Corp.* (Construction & Engineering)	662	25,931
Flushing Financial Corp. (Banks)	128	2,109
Flywire Corp.* (Financial Services)	493	11,413
Foghorn Therapeutics, Inc.* (Biotechnology)	94	606
Foot Locker, Inc. (Specialty Retail)	381	11,868
Forafric Global PLC* (Food Products)	25	265
Forestar Group, Inc.* (Real Estate Management & Development)	85	2,811
Forge Global Holdings, Inc.* (Capital Markets)	509	1,746
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	358	14,932
Forrester Research, Inc.* (Professional Services)	54	1,448
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	45	998
Forward Air Corp. (Air Freight & Logistics)	119	7,482
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	223	326
Four Corners Property Trust, Inc. (Specialized REITs)	420	10,626
Fox Factory Holding Corp.* (Automobile Components)	198	13,361
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	386	5,215
Franklin Covey Co.* (Professional Services)	54	2,351
Franklin Electric Co., Inc. (Machinery)	214	20,683
Fresh Del Monte Produce, Inc. (Food Products)	158	4,148
Freshworks, Inc.*—Class A (Software)	751	17,641
Frontdoor, Inc.* (Diversified Consumer Services)	376	13,242
Frontier Group Holdings, Inc.* (Passenger Airlines)	179	977
FRP Holdings, Inc.* (Real Estate Management & Development)	31	1,949
FS Bancorp, Inc. (Banks)	31	1,146
FTAI Aviation, Ltd. (Trading Companies & Distributors)	462	21,437
FTAI Infrastructure, Inc. (Ground Transportation)	459	1,786
FTC Solar, Inc.* (Electrical Equipment)	314	218
fuboTV, Inc.* (Interactive Media & Services)	1,313	4,175
FuelCell Energy, Inc.* (Electrical Equipment)	2,109	3,374
Fulgent Genetics, Inc.* (Health Care Providers & Services)	95	2,746
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	152	816
Fulton Financial Corp. (Banks)	745	12,263
Funko, Inc.*—Class A (Leisure Products)	165	1,275
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	121	736
FVCBankcorp, Inc.* (Banks)	74	1,051
Gambling.com Group, Ltd.* (Media)	71	692
Gannett Co., Inc.* (Media)	669	1,539
GATX Corp. (Trading Companies & Distributors)	165	19,836
GCM Grosvenor, Inc.—Class A (Capital Markets)	192	1,720
Genco Shipping & Trading, Ltd. (Marine Transportation)	195	3,235
Gencor Industries, Inc.* (Machinery)	49	791
Genelux Corp.* (Biotechnology)	86	1,205
Generation Bio Co.* (Biotechnology)	210	347
Genesco, Inc.* (Specialty Retail)	51	1,796
Genie Energy, Ltd.—Class B (Electric Utilities)	92	2,588
Gentherm, Inc.* (Automobile Components)	152	7,959
Genworth Financial, Inc.* (Insurance)	2,143	14,315
German American Bancorp, Inc. (Banks)	130	4,213
Geron Corp.* (Biotechnology)	2,375	5,011
Getty Realty Corp. (Retail REITs)	221	6,458
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	1,084	1,257
Gibraltar Industries, Inc.* (Building Products)	142	11,215
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	192	6,524
Glacier Bancorp, Inc. (Banks)	517	21,361
Gladstone Commercial Corp. (Diversified REITs)	184	2,436
Gladstone Land Corp. (Specialized REITs)	155	2,240
Glatfelter Corp.* (Paper & Forest Products)	205	398
Glaukos Corp.* (Health Care Equipment & Supplies)	220	17,488
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	150	968
Global Industrial Co. (Trading Companies & Distributors)	61	2,369
Global Medical REIT, Inc. (Health Care REITs)	283	3,141
Global Net Lease, Inc. (Diversified REITs)	903	8,985
Global Water Resources, Inc. (Water Utilities)	53	693
Globalstar, Inc.* (Diversified Telecommunication Services)	3,248	6,301
GMS, Inc.* (Trading Companies & Distributors)	190	15,662

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 209

Common Stocks, continued

	Shares	Value
Gogo, Inc.* (Wireless Telecommunication Services)	307	$3,110
GoHealth, Inc.*—Class A (Insurance)	19	253
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	465	10,690
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	94	3,753
Golden Ocean Group, Ltd. (Marine Transportation)	571	5,573
Goosehead Insurance, Inc.*—Class A (Insurance)	100	7,580
GoPro, Inc.*—Class A (Household Durables)	585	2,030
GrafTech International, Ltd. (Electrical Equipment)	899	1,969
Graham Holdings Co.—Class B (Diversified Consumer Services)	17	11,841
Granite Construction, Inc. (Construction & Engineering)	205	10,426
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	237	1,408
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	158	951
Graphite Bio, Inc.* (Biotechnology)	130	341
Gray Television, Inc. (Media)	392	3,512
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	304	2,335
Great Southern Bancorp, Inc. (Banks)	41	2,433
Green Brick Partners, Inc.* (Household Durables)	121	6,285
Green Dot Corp.*—Class A (Consumer Finance)	215	2,129
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	270	6,809
Greene County Bancorp, Inc. (Banks)	32	902
Greenlight Capital Re, Ltd.*—Class A (Insurance)	120	1,370
Greif, Inc.—Class A (Containers & Packaging)	113	7,412
Greif, Inc.—Class B (Containers & Packaging)	24	1,584
Grid Dynamics Holdings, Inc.* (IT Services)	261	3,479
Griffon Corp. (Building Products)	194	11,824
Grindr, Inc.* (Interactive Media & Services)	190	1,668
Gritstone bio, Inc.* (Biotechnology)	407	830
Group 1 Automotive, Inc. (Specialty Retail)	63	19,199
GrowGeneration Corp.* (Specialty Retail)	273	685
Guaranty Bancshares, Inc. (Banks)	38	1,278
Guardant Health, Inc.* (Health Care Providers & Services)	524	14,175
Guess?, Inc. (Specialty Retail)	130	2,998
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	52	6,926
H&E Equipment Services, Inc. (Trading Companies & Distributors)	149	7,796
H.B. Fuller Co. (Chemicals)	251	20,434
Haemonetics Corp.* (Health Care Equipment & Supplies)	233	19,924
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	106	937
Halozyme Therapeutics, Inc.* (Biotechnology)	602	22,250
Hamilton Lane, Inc.—Class A (Capital Markets)	169	19,170
Hancock Whitney Corp. (Banks)	403	19,581
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,632	7,279
Hanmi Financial Corp. (Banks)	141	2,735
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	491	13,541
HarborOne Bancorp, Inc. (Banks)	190	2,276
Harmonic, Inc.* (Communications Equipment)	511	6,663
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	149	4,813
Harrow, Inc.* (Pharmaceuticals)	140	1,568
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	188	1,006
Haverty Furniture Cos., Inc. (Specialty Retail)	68	2,414
Hawaiian Holdings, Inc.* (Passenger Airlines)	236	3,351
Hawkins, Inc. (Chemicals)	90	6,338
Haynes International, Inc. (Metals & Mining)	58	3,309
HBT Financial, Inc. (Banks)	62	1,309
HCI Group, Inc. (Insurance)	30	2,622
Health Catalyst, Inc.* (Health Care Technology)	262	2,426
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	345	3,578
HealthEquity, Inc.* (Health Care Providers & Services)	390	25,858
HealthStream, Inc. (Health Care Technology)	112	3,027
Heartland Express, Inc. (Ground Transportation)	217	3,094
Heartland Financial USA, Inc. (Banks)	196	7,372
Hecla Mining Co. (Metals & Mining)	2,834	13,632
Heidrick & Struggles International, Inc. (Professional Services)	92	2,717
Helen of Troy, Ltd.* (Household Durables)	110	13,289
Helios Technologies, Inc. (Machinery)	154	6,984
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	667	6,857
Helmerich & Payne, Inc. (Energy Equipment & Services)	452	16,371
Herbalife, Ltd.* (Personal Care Products)	458	6,989
Herc Holdings, Inc. (Trading Companies & Distributors)	131	19,505
Heritage Commerce Corp. (Banks)	275	2,728
Heritage Financial Corp. (Banks)	161	3,444
Heron Therapeutics, Inc.* (Biotechnology)	480	816
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	187	999
Hibbett, Inc. (Specialty Retail)	57	4,105
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	56	797
Hillenbrand, Inc. (Machinery)	325	15,551
HilleVax, Inc.* (Biotechnology)	122	1,958
Hillman Solutions Corp.* (Machinery)	906	8,344
Hilltop Holdings, Inc. (Banks)	217	7,641
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	373	14,986
Himalaya Shipping, Ltd.* (Marine Transportation)	131	886
Hims & Hers Health, Inc.* (Health Care Providers & Services)	567	5,046
Hingham Institution For Savings The (Banks)	7	1,361
Hippo Holdings, Inc.* (Insurance)	49	447
HireQuest, Inc. (Professional Services)	25	384
HireRight Holdings Corp.* (Professional Services)	64	861

See accompanying notes to financial statements.

210 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
HNI Corp. (Commercial Services & Supplies)	214	$8,952
Holley, Inc.* (Automobile Components)	245	1,193
Home Bancorp, Inc. (Banks)	33	1,386
Home BancShares, Inc. (Banks)	885	22,416
HomeStreet, Inc. (Banks)	84	865
HomeTrust Bancshares, Inc. (Banks)	68	1,831
Hooker Furnishings Corp. (Household Durables)	50	1,304
Hope Bancorp, Inc. (Banks)	535	6,463
Horace Mann Educators Corp. (Insurance)	191	6,246
Horizon Bancorp, Inc. (Banks)	200	2,862
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	23	3,579
Hub Group, Inc.*—Class A (Air Freight & Logistics)	146	13,423
Hudson Pacific Properties, Inc. (Office REITs)	641	5,968
Hudson Technologies, Inc.* (Trading Companies & Distributors)	203	2,738
Humacyte, Inc.* (Biotechnology)	284	807
Huron Consulting Group, Inc.* (Professional Services)	88	9,046
Hyliion Holdings Corp.* (Machinery)	684	557
Hyster-Yale Materials Handling, Inc. (Machinery)	52	3,234
I3 Verticals, Inc.*—Class A (Financial Services)	104	2,202
i-80 Gold Corp.* (Metals & Mining)	895	1,575
IBEX Holdings, Ltd.* (Professional Services)	43	817
ICF International, Inc. (Professional Services)	87	11,666
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	132	4,439
Icosavax, Inc.* (Biotechnology)	128	2,017
Ideaya Biosciences, Inc.* (Biotechnology)	279	9,927
IDT Corp.*—Class B (Diversified Telecommunication Services)	71	2,420
IES Holdings, Inc.* (Construction & Engineering)	38	3,010
IGM Biosciences, Inc.* (Biotechnology)	62	515
iHeartMedia, Inc.*—Class A (Media)	481	1,284
Ikena Oncology, Inc.* (Pharmaceuticals)	143	282
IMAX Corp.* (Entertainment)	208	3,124
Immersion Corp. (Technology Hardware, Storage & Peripherals)	145	1,024
Immuneering Corp.*—Class A (Biotechnology)	104	764
ImmunityBio, Inc.*(a) (Biotechnology)	614	3,082
ImmunoGen, Inc.* (Biotechnology)	1,111	32,942
Immunovant, Inc.* (Biotechnology)	250	10,533
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	108	9,723
Inari Medical, Inc.* (Health Care Equipment & Supplies)	248	16,100
Independence Realty Trust, Inc. (Residential REITs)	1,047	16,019
Independent Bank Corp. (Banks)	92	2,394
Independent Bank Corp. (Banks)	205	13,491
Independent Bank Group, Inc. (Banks)	168	8,548
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	698	5,661
Infinera Corp.* (Communications Equipment)	925	4,394
Information Services Group, Inc. (IT Services)	163	768
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	84	885
Ingevity Corp.* (Chemicals)	170	8,027
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	65	5,614
Inhibrx, Inc.* (Biotechnology)	159	6,042
Inmode, Ltd.* (Health Care Equipment & Supplies)	359	7,984
Innodata, Inc.* (Professional Services)	120	977
Innospec, Inc. (Chemicals)	116	14,296
Innovage Holding Corp.* (Health Care Providers & Services)	88	528
INNOVATE Corp.* (Construction & Engineering)	252	310
Innovative Industrial Properties, Inc. (Industrial REITs)	130	13,107
Innoviva, Inc.* (Pharmaceuticals)	276	4,427
Inogen, Inc.* (Health Care Equipment & Supplies)	108	593
Inozyme Pharma, Inc.* (Biotechnology)	221	941
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	133	23,566
Insmed, Inc.* (Biotechnology)	641	19,865
Insperity, Inc. (Professional Services)	165	19,340
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	101	998
Installed Building Products, Inc. (Household Durables)	110	20,110
Insteel Industries, Inc. (Building Products)	87	3,331
Instructure Holdings, Inc.* (Software)	90	2,431
Intapp, Inc.* (Software)	128	4,867
Integer Holdings Corp.* (Health Care Equipment & Supplies)	154	15,258
Integral Ad Science Holding Corp.* (Media)	225	3,238
Intellia Therapeutics, Inc.* (Biotechnology)	409	12,470
Inter Parfums, Inc. (Personal Care Products)	85	12,241
InterDigital, Inc. (Software)	123	13,350
Interface, Inc. (Commercial Services & Supplies)	266	3,357
International Bancshares Corp. (Banks)	249	13,526
International Game Technology PLC (Hotels, Restaurants & Leisure)	504	13,815
International Money Express, Inc.* (Financial Services)	148	3,269
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	188	8,550
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	54	734
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	120	518
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	434	31,084
Intrepid Potash, Inc.* (Chemicals)	49	1,171
InvenTrust Properties Corp. (Retail REITs)	315	7,982
Invesco Mortgage Capital, Inc. (Mortgage REITs)	208	1,843
Investors Title Co. (Insurance)	6	973
Invitae Corp.*(a) (Health Care Providers & Services)	1,218	763
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	746	9,243

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 211

Common Stocks, continued

	Shares	Value
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,063	$8,642
iRadimed Corp. (Health Care Equipment & Supplies)	34	1,614
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	142	15,200
iRobot Corp.* (Household Durables)	127	4,915
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	642	7,344
Ispire Technology, Inc.*(a) (Tobacco)	82	995
iTeos Therapeutics, Inc.* (Biotechnology)	115	1,259
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	198	1,030
Itron, Inc.* (Electronic Equipment, Instruments & Components)	211	15,933
Ivanhoe Electric, Inc.* (Metals & Mining)	293	2,953
J & J Snack Foods Corp. (Food Products)	70	11,699
J Jill, Inc.* (Specialty Retail)	21	541
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	94	7,673
Jackson Financial, Inc.—Class A (Financial Services)	384	19,661
JAKKS Pacific, Inc.* (Leisure Products)	34	1,209
James River Group Holdings, Ltd. (Insurance)	172	1,589
Jamf Holding Corp.* (Software)	328	5,924
Janus International Group, Inc.* (Building Products)	394	5,142
Janux Therapeutics, Inc.* (Biotechnology)	80	858
JBG SMITH Properties (Office REITs)	470	7,995
JELD-WEN Holding, Inc.* (Building Products)	395	7,458
JetBlue Airways Corp.* (Passenger Airlines)	1,559	8,652
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,292	8,592
John B Sanfilippo & Son, Inc. (Food Products)	42	4,328
John Bean Technologies Corp. (Machinery)	148	14,719
John Marshall Bancorp, Inc. (Banks)	58	1,308
John Wiley & Sons, Inc.—Class A (Media)	169	5,364
Johnson Outdoors, Inc.—Class A (Leisure Products)	25	1,336
Kadant, Inc. (Machinery)	54	15,137
Kaiser Aluminum Corp. (Metals & Mining)	74	5,268
Kaltura, Inc.* (Software)	391	762
KalVista Pharmaceuticals, Inc.* (Biotechnology)	143	1,752
Kaman Corp. (Aerospace & Defense)	131	3,137
Karat Packaging, Inc. (Trading Companies & Distributors)	31	770
Karyopharm Therapeutics, Inc.* (Biotechnology)	525	454
KB Home (Household Durables)	331	20,674
Kearny Financial Corp. (Banks)	260	2,332
Kelly Services, Inc.—Class A (Professional Services)	145	3,135
Kennametal, Inc. (Machinery)	374	9,645
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	555	6,871
Keros Therapeutics, Inc.* (Biotechnology)	104	4,135
Kezar Life Sciences, Inc.* (Biotechnology)	331	314
Kforce, Inc. (Professional Services)	89	6,013
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	111	2,991
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	84	2,806
Kingsway Financial Services, Inc.* (Insurance)	51	428
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	145	2,543
Kite Realty Group Trust (Retail REITs)	1,010	23,088
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	273	3,612
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	59	664
Knife River Corp.* (Construction Materials)	262	17,339
Knowles Corp.* (Electronic Equipment, Instruments & Components)	417	7,468
Kodiak Gas Services, Inc. (Energy Equipment & Services)	74	1,486
Kodiak Sciences, Inc.* (Biotechnology)	150	456
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	261	16,292
Koppers Holdings, Inc. (Chemicals)	94	4,815
Korn Ferry (Professional Services)	242	14,363
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	159	390
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	2,117	14,205
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	591	11,991
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	406	6,127
Kronos Worldwide, Inc. (Chemicals)	102	1,014
Krystal Biotech, Inc.* (Biotechnology)	100	12,406
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	257	14,063
Kura Oncology, Inc.* (Biotechnology)	327	4,702
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	27	2,052
KVH Industries, Inc.* (Communications Equipment)	87	458
Kymera Therapeutics, Inc.* (Biotechnology)	176	4,481
Ladder Capital Corp. (Mortgage REITs)	525	6,043
Lakeland Bancorp, Inc. (Banks)	289	4,274
Lakeland Financial Corp. (Banks)	115	7,493
Lancaster Colony Corp. (Food Products)	91	15,140
Lands' End, Inc.* (Specialty Retail)	69	660
Landsea Homes Corp.* (Household Durables)	94	1,235
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	315	19,530
LanzaTech Global, Inc.* (Commercial Services & Supplies)	96	483
Larimar Therapeutics, Inc.* (Biotechnology)	119	541
Latham Group, Inc.* (Leisure Products)	180	473
Laureate Education, Inc. (Diversified Consumer Services)	608	8,336
La-Z-Boy, Inc. (Household Durables)	201	7,421
Lazydays Holdings, Inc.* (Specialty Retail)	35	247
LCI Industries (Automobile Components)	115	14,457
LCNB Corp. (Banks)	49	773
Legacy Housing Corp.* (Household Durables)	46	1,160
Legalzoom.com, Inc.* (Professional Services)	549	6,204
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	92	5,222
Lemonade, Inc.*(a) (Insurance)	235	3,791
LendingClub Corp.* (Consumer Finance)	503	4,396

See accompanying notes to financial statements.

212 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
LendingTree, Inc.* (Consumer Finance)	49	$1,486
Leonardo DRS, Inc.* (Aerospace & Defense)	318	6,373
Leslie's, Inc.* (Specialty Retail)	824	5,694
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	429	656
LGI Homes, Inc.* (Household Durables)	97	12,917
Liberty Energy, Inc. (Energy Equipment & Services)	762	13,823
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	163	1,192
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	638	4,683
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	646	378
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	207	3,122
LifeStance Health Group, Inc.* (Health Care Providers & Services)	492	3,852
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	78	5,571
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	424	34,814
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	543	2,704
Limbach Holdings, Inc.* (Construction & Engineering)	43	1,955
Limoneira Co. (Food Products)	81	1,671
Lincoln Educational Services Corp.* (Diversified Consumer Services)	110	1,104
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	162	1,826
Lindsay Corp. (Machinery)	51	6,587
Lineage Cell Therapeutics, Inc.* (Biotechnology)	615	670
Lions Gate Entertainment Corp.*—Class A (Entertainment)	270	2,943
Lions Gate Entertainment Corp.*—Class B (Entertainment)	559	5,696
Liquidia Corp.* (Pharmaceuticals)	220	2,647
Liquidity Services, Inc.* (Commercial Services & Supplies)	107	1,841
LivaNova PLC* (Health Care Equipment & Supplies)	252	13,038
Live Oak Bancshares, Inc. (Banks)	156	7,098
Livent Corp.* (Chemicals)	837	15,049
LivePerson, Inc.* (Software)	364	1,380
LiveRamp Holdings, Inc.* (Software)	305	11,553
Livewire Group, Inc.* (Automobiles)	89	1,007
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	72	434
Loop Media, Inc.* (Entertainment)	178	178
LSB Industries, Inc.* (Chemicals)	249	2,318
LSI Industries, Inc. (Electrical Equipment)	130	1,830
LTC Properties, Inc. (Health Care REITs)	190	6,103
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,674	8,553
Luminar Technologies, Inc.* (Automobile Components)	1,263	4,256
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	151	1,004
Luther Burbank Corp.* (Banks)	48	514
Luxfer Holdings PLC (Machinery)	124	1,109
LXP Industrial Trust (Industrial REITs)	1,344	13,332
Lyell Immunopharma, Inc.* (Biotechnology)	804	1,560
M.D.C Holdings, Inc. (Household Durables)	278	15,360
M/I Homes, Inc.* (Household Durables)	125	17,218
Macatawa Bank Corp. (Banks)	122	1,376
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	252	23,423
MacroGenics, Inc.* (Biotechnology)	282	2,713
Madison Square Garden Entertainment Corp.* (Entertainment)	184	5,849
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	69	15,965
Magnite, Inc.* (Media)	627	5,857
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	832	17,713
Maiden Holdings, Ltd.* (Insurance)	421	964
MainStreet Bancshares, Inc. (Banks)	32	794
Malibu Boats, Inc.*—Class A (Leisure Products)	94	5,153
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	108	482
MannKind Corp.* (Biotechnology)	1,209	4,401
Marathon Digital Holdings, Inc.* (Software)	987	23,185
Marcus & Millichap, Inc. (Real Estate Management & Development)	110	4,805
Marine Products Corp. (Leisure Products)	39	445
MarineMax, Inc.* (Specialty Retail)	99	3,851
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	235	2,554
MarketWise, Inc. (Capital Markets)	149	407
Marqeta, Inc.*—Class A (Financial Services)	2,227	15,544
Marten Transport, Ltd. (Ground Transportation)	269	5,644
Masonite International Corp.* (Building Products)	103	8,720
Masterbrand, Inc.* (Building Products)	601	8,925
MasterCraft Boat Holdings, Inc.* (Leisure Products)	79	1,789
Matador Resources Co. (Oil, Gas & Consumable Fuels)	526	29,908
Materion Corp. (Metals & Mining)	95	12,362
Mativ Holdings, Inc. (Chemicals)	253	3,873
Matson, Inc. (Marine Transportation)	160	17,535
Matterport, Inc.* (Software)	1,184	3,185
Matthews International Corp.—Class A (Commercial Services & Supplies)	138	5,058
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	35	556
MaxCyte, Inc.* (Life Sciences Tools & Services)	405	1,904
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	136	975
Maximus, Inc. (Professional Services)	282	23,648
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	353	8,391
Mayville Engineering Co., Inc.* (Machinery)	52	750
MBIA, Inc. (Insurance)	212	1,297

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 213

Common Stocks, continued

	Shares	Value
McGrath RentCorp (Trading Companies & Distributors)	115	$13,756
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	105	1,171
Medifast, Inc. (Personal Care Products)	50	3,361
MeiraGTx Holdings PLC* (Biotechnology)	151	1,060
Mercantile Bank Corp. (Banks)	73	2,948
Merchants Bancorp (Financial Services)	74	3,151
Mercury General Corp. (Insurance)	124	4,626
MeridianLink, Inc.* (Software)	122	3,022
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	264	20,052
Meritage Homes Corp. (Household Durables)	169	29,441
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	49	657
Mersana Therapeutics, Inc.* (Biotechnology)	514	1,192
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	24	2,514
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	158	3,591
Metrocity Bankshares, Inc. (Banks)	85	2,042
Metropolitan Bank Holding Corp.* (Banks)	48	2,658
MFA Financial, Inc. (Mortgage REITs)	474	5,342
MGE Energy, Inc. (Electric Utilities)	169	12,220
MGP Ingredients, Inc. (Beverages)	74	7,290
MicroStrategy, Inc.*(a) (Software)	57	36,001
Microvast Holdings, Inc.* (Machinery)	996	1,394
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	875	2,328
Mid Penn Bancorp, Inc. (Banks)	66	1,602
Middlefield Banc Corp. (Banks)	36	1,165
Middlesex Water Co. (Water Utilities)	81	5,315
Midland States Bancorp, Inc. (Banks)	96	2,646
MidWestOne Financial Group, Inc. (Banks)	66	1,776
Miller Industries, Inc. (Machinery)	52	2,199
MillerKnoll, Inc. (Commercial Services & Supplies)	342	9,125
MiMedx Group, Inc.* (Biotechnology)	535	4,692
Minerals Technologies, Inc. (Chemicals)	151	10,768
Mineralys Therapeutics, Inc.* (Biotechnology)	90	774
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	929	9,522
Mirum Pharmaceuticals, Inc.* (Biotechnology)	115	3,395
Mission Produce, Inc.* (Food Products)	225	2,270
Mistras Group, Inc.* (Professional Services)	97	710
Mitek Systems, Inc.* (Software)	202	2,634
Model N, Inc.* (Software)	176	4,740
Modine Manufacturing Co.* (Automobile Components)	239	14,268
ModivCare, Inc.* (Health Care Providers & Services)	59	2,595
Moelis & Co.—Class A (Capital Markets)	310	17,399
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	62	4,287
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	210	580
Monro, Inc. (Specialty Retail)	144	4,225
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	309	2,753
Monte Rosa Therapeutics, Inc.* (Biotechnology)	141	797
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	129	4,145
Moog, Inc.—Class A (Aerospace & Defense)	132	19,112
Morphic Holding, Inc.* (Biotechnology)	170	4,910
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	71	2,141
Mr. Cooper Group, Inc.* (Financial Services)	299	19,471
MRC Global, Inc.* (Trading Companies & Distributors)	389	4,283
Mueller Industries, Inc. (Machinery)	520	24,518
Mueller Water Products, Inc.—Class A (Machinery)	720	10,368
Multiplan Corp.* (Health Care Technology)	1,784	2,569
Mural Oncology PLC* (Biotechnology)	77	456
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	689	29,393
MVB Financial Corp. (Banks)	53	1,196
Myers Industries, Inc. (Containers & Packaging)	170	3,324
MYR Group, Inc.* (Construction & Engineering)	76	10,992
Myriad Genetics, Inc.* (Biotechnology)	374	7,158
N-able, Inc.* (Software)	324	4,293
Nabors Industries, Ltd.* (Energy Equipment & Services)	42	3,428
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	19	694
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	219	164
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	221	1,408
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	154	5,275
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	13	1,014
National Bank Holdings Corp.—Class A (Banks)	171	6,359
National Bankshares, Inc. (Banks)	27	873
National Beverage Corp.* (Beverages)	110	5,469
National Health Investors, Inc. (Health Care REITs)	194	10,835
National HealthCare Corp. (Health Care Providers & Services)	58	5,360
National Presto Industries, Inc. (Aerospace & Defense)	24	1,927
National Research Corp. (Health Care Providers & Services)	67	2,651
National Vision Holdings, Inc.* (Specialty Retail)	360	7,535
National Western Life Group, Inc.—Class A (Insurance)	11	5,313
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	43	688
Nature's Sunshine Products, Inc.* (Personal Care Products)	61	1,055
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	234	700
Navient Corp. (Consumer Finance)	399	7,429
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	507	4,091

See accompanying notes to financial statements.

214 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
NBT Bancorp, Inc. (Banks)	212	$8,885
Nelnet, Inc.—Class A (Consumer Finance)	60	5,293
Neogen Corp.* (Health Care Equipment & Supplies)	1,010	20,310
NeoGenomics, Inc.* (Health Care Providers & Services)	591	9,562
NerdWallet, Inc.*—Class A (Consumer Finance)	157	2,311
Nerdy, Inc.* (Diversified Consumer Services)	290	995
NETGEAR, Inc.* (Communications Equipment)	134	1,954
NetScout Systems, Inc.* (Communications Equipment)	322	7,068
NETSTREIT Corp. (Retail REITs)	321	5,730
Neumora Therapeutics, Inc.* (Pharmaceuticals)	69	1,176
Nevro Corp.* (Health Care Equipment & Supplies)	165	3,551
New Jersey Resources Corp. (Gas Utilities)	451	20,105
New York Mortgage Trust, Inc. (Mortgage REITs)	422	3,602
Newmark Group, Inc.—Class A (Real Estate Management & Development)	637	6,982
Newpark Resources, Inc.* (Energy Equipment & Services)	354	2,351
NewtekOne, Inc. (Financial Services)	108	1,490
NexPoint Diversified Real Estate Trust (Diversified REITs)	142	1,129
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	37	583
NexPoint Residential Trust, Inc. (Residential REITs)	105	3,615
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	362	1,727
Nextdoor Holdings, Inc.* (Interactive Media & Services)	675	1,276
NextNav, Inc.* (Software)	257	1,144
NEXTracker, Inc.*—Class A (Electrical Equipment)	230	10,776
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	202	174
NI Holdings, Inc.* (Insurance)	38	494
Nicolet Bankshares, Inc. (Banks)	60	4,829
Nikola Corp.* (Machinery)	2,882	2,521
NioCorp Developments, Ltd.* (Metals & Mining)	10	32
Nkarta, Inc.* (Biotechnology)	140	924
NL Industries, Inc. (Commercial Services & Supplies)	39	219
nLight, Inc.* (Electronic Equipment, Instruments & Components)	208	2,808
NMI Holdings, Inc.*—Class A (Financial Services)	375	11,130
Noble Corp. PLC (Energy Equipment & Services)	522	25,139
Noodles & Co.* (Hotels, Restaurants & Leisure)	186	586
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	952	3,998
Northeast Bank (Banks)	31	1,711
Northeast Community Bancorp, Inc. (Banks)	59	1,047
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	408	15,125
Northfield Bancorp, Inc. (Banks)	186	2,340
Northrim Bancorp, Inc. (Banks)	25	1,430
Northwest Bancshares, Inc. (Banks)	591	7,376
Northwest Natural Holding Co. (Gas Utilities)	167	6,503
Northwest Pipe Co.* (Construction & Engineering)	46	1,392
Northwestern Energy Group, Inc. (Multi-Utilities)	286	14,555
Norwood Financial Corp. (Banks)	34	1,119
Novagold Resources, Inc.* (Metals & Mining)	1,121	4,193
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	166	27,956
Novavax, Inc.*(a) (Biotechnology)	441	2,117
NOW, Inc.* (Trading Companies & Distributors)	494	5,592
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	231	4,486
Nurix Therapeutics, Inc.* (Biotechnology)	221	2,281
NuScale Power Corp.* (Electrical Equipment)	252	829
Nuvalent, Inc.*—Class A (Biotechnology)	123	9,052
Nuvation Bio, Inc.* (Pharmaceuticals)	675	1,019
Nuvectis Pharma, Inc.* (Biotechnology)	34	284
NV5 Global, Inc.* (Professional Services)	64	7,112
NVE Corp. (Semiconductors & Semiconductor Equipment)	22	1,725
Oak Valley Bancorp (Banks)	31	928
Ocean Biomedical, Inc.* (Biotechnology)	40	26
Oceaneering International, Inc.* (Energy Equipment & Services)	466	9,916
OceanFirst Financial Corp. (Banks)	270	4,687
Ocular Therapeutix, Inc.* (Pharmaceuticals)	370	1,650
Ocwen Financial Corp.* (Financial Services)	30	923
Office Properties Income Trust (Office REITs)	223	1,632
OFG Bancorp (Banks)	214	8,021
O-I Glass, Inc.* (Containers & Packaging)	721	11,810
Oil States International, Inc.* (Energy Equipment & Services)	292	1,983
Oil-Dri Corp. of America (Household Products)	23	1,543
Old National Bancorp (Banks)	1,359	22,953
Old Second Bancorp, Inc. (Banks)	201	3,103
Olema Pharmaceuticals, Inc.* (Biotechnology)	124	1,740
Olo, Inc.*—Class A (Software)	480	2,746
Olympic Steel, Inc. (Metals & Mining)	46	3,068
Omega Flex, Inc. (Machinery)	15	1,058
Omega Therapeutics, Inc.* (Biotechnology)	113	340
Omeros Corp.* (Pharmaceuticals)	282	922
OmniAb, Inc.* (Life Sciences Tools & Services)	432	2,665
Omnicell, Inc.* (Health Care Equipment & Supplies)	208	7,827
ON24, Inc. (Software)	144	1,135
ONE Gas, Inc. (Gas Utilities)	256	16,312
One Liberty Properties, Inc. (Diversified REITs)	75	1,643
OneSpan, Inc.* (Software)	186	1,994
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	387	5,457
OneWater Marine, Inc.* (Specialty Retail)	54	1,825
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	227	34,709
Ooma, Inc.* (Diversified Telecommunication Services)	112	1,202

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 215

Common Stocks, continued

	Shares	Value
Open Lending Corp.* (Capital Markets)	461	$3,923
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,577	11,545
OPENLANE, Inc.* (Commercial Services & Supplies)	501	7,420
OPKO Health, Inc.* (Health Care Providers & Services)	1,869	2,822
OppFi, Inc.* (Consumer Finance)	50	256
OptimizeRx Corp.* (Health Care Technology)	75	1,073
Optinose, Inc.* (Pharmaceuticals)	338	436
Option Care Health, Inc.* (Health Care Providers & Services)	777	26,178
Orange County Bancorp, Inc. (Banks)	24	1,446
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	334	2,739
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	68	621
Orchid Island Capital, Inc. (Mortgage REITs)	244	2,057
Organogenesis Holdings, Inc.* (Biotechnology)	326	1,333
ORIC Pharmaceuticals, Inc.* (Biotechnology)	181	1,665
Origin Bancorp, Inc. (Banks)	135	4,802
Origin Materials, Inc.* (Chemicals)	542	453
Orion Office REIT, Inc. (Office REITs)	265	1,516
Orion SA (Chemicals)	257	7,127
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	248	18,796
Orrstown Financial Services, Inc. (Banks)	47	1,387
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	163	2,197
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	74	2,406
Oscar Health, Inc.*—Class A (Insurance)	731	6,689
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	75	9,679
Otter Tail Corp. (Electric Utilities)	191	16,229
Outbrain, Inc.* (Interactive Media & Services)	190	832
Outfront Media, Inc. (Specialized REITs)	684	9,549
Outlook Therapeutics, Inc.* (Biotechnology)	729	287
Outset Medical, Inc.* (Health Care Equipment & Supplies)	232	1,255
Overseas Shipholding Group, Inc.—Class A (Oil, Gas & Consumable Fuels)	286	1,507
Ovid Therapeutics, Inc.* (Biotechnology)	276	889
Owens & Minor, Inc.* (Health Care Providers & Services)	344	6,629
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	69	6,900
P10, Inc.—Class A (Capital Markets)	203	2,075
P3 Health Partners, Inc.* (Health Care Providers & Services)	189	266
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,168	11,459
Pacific Premier Bancorp, Inc. (Banks)	440	12,808
Pacira BioSciences, Inc.* (Pharmaceuticals)	211	7,119
Pactiv Evergreen, Inc. (Containers & Packaging)	186	2,550
PagerDuty, Inc.* (Software)	420	9,723
Pagseguro Digital, Ltd.*—Class A (Financial Services)	921	11,485
Palomar Holdings, Inc.* (Insurance)	113	6,272
PAM Transportation Services, Inc.* (Ground Transportation)	29	603
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	169	1,393
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	152	11,587
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	256	9,311
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	124	5,399
Paragon 28, Inc.* (Health Care Equipment & Supplies)	204	2,536
Paramount Group, Inc. (Office REITs)	858	4,436
Park Aerospace Corp. (Aerospace & Defense)	86	1,264
Park National Corp. (Banks)	66	8,769
Parke Bancorp, Inc. (Banks)	48	972
Park-Ohio Holdings Corp. (Machinery)	40	1,078
Parsons Corp.* (Professional Services)	191	11,978
Pathward Financial, Inc. (Banks)	121	6,405
Patria Investments, Ltd.—Class A (Capital Markets)	252	3,909
Patrick Industries, Inc. (Automobile Components)	99	9,935
Patterson Cos., Inc. (Health Care Providers & Services)	398	11,323
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,640	17,712
Payoneer Global, Inc.* (Financial Services)	1,229	6,403
Paysafe, Ltd.* (Financial Services)	150	1,919
Paysign, Inc.* (Financial Services)	151	423
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	518	22,771
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	53	3,562
PCB Bancorp (Banks)	51	940
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	142	4,564
PDS Biotechnology Corp.* (Biotechnology)	130	646
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	530	12,890
Peakstone Realty Trust (Office REITs)	168	3,348
Peapack-Gladstone Financial Corp. (Banks)	78	2,326
Pebblebrook Hotel Trust (Hotel & Resort REITs)	551	8,805
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	390	3,627
Penns Woods Bancorp, Inc. (Banks)	32	720
PennyMac Financial Services, Inc. (Financial Services)	118	10,428
PennyMac Mortgage Investment Trust (Mortgage REITs)	403	6,025
Peoples Bancorp, Inc. (Banks)	162	5,469
Peoples Financial Services Corp. (Banks)	32	1,558
PepGen, Inc.* (Biotechnology)	47	320
Perdoceo Education Corp. (Diversified Consumer Services)	303	5,321
Perella Weinberg Partners (Capital Markets)	195	2,385
Perficient, Inc.* (IT Services)	159	10,465
Performant Financial Corp.* (Commercial Services & Supplies)	312	975
Perimeter Solutions SA* (Chemicals)	708	3,257

See accompanying notes to financial statements.

216 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,814	$24,670
Perpetua Resources Corp.* (Metals & Mining)	175	555
PetIQ, Inc.* (Health Care Providers & Services)	127	2,508
PetMed Express, Inc. (Specialty Retail)	95	718
PGT Innovations, Inc.* (Building Products)	263	10,704
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	149	1,360
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	95	1,100
Phillips Edison & Co., Inc. (Retail REITs)	547	19,954
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	283	8,878
Phreesia, Inc.* (Health Care Technology)	246	5,695
Physicians Realty Trust (Health Care REITs)	1,104	14,694
Piedmont Lithium, Inc.* (Metals & Mining)	83	2,343
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	573	4,074
Pioneer Bancorp, Inc.* (Banks)	54	541
Piper Sandler Cos. (Capital Markets)	80	13,990
Pitney Bowes, Inc. (Commercial Services & Supplies)	814	3,582
PJT Partners, Inc.—Class A (Capital Markets)	110	11,206
Planet Labs PBC* (Professional Services)	812	2,006
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	171	1,442
Playstudios, Inc.* (Entertainment)	397	1,076
Plexus Corp.* (Electronic Equipment, Instruments & Components)	127	13,733
Pliant Therapeutics, Inc.* (Pharmaceuticals)	265	4,799
Plumas Bancorp (Banks)	25	1,034
Plymouth Industrial REIT, Inc. (Industrial REITs)	205	4,934
PMV Pharmaceuticals, Inc.* (Biotechnology)	179	555
PNM Resources, Inc. (Electric Utilities)	398	16,557
Ponce Financial Group, Inc.* (Banks)	90	878
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	210	3,345
Portland General Electric Co. (Electric Utilities)	472	20,457
Poseida Therapeutics, Inc.* (Biotechnology)	315	1,058
Postal Realty Trust, Inc.—Class A (Office REITs)	95	1,383
Potbelly Corp.* (Hotels, Restaurants & Leisure)	121	1,261
PotlatchDeltic Corp. (Specialized REITs)	367	18,020
Powell Industries, Inc. (Electrical Equipment)	43	3,801
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	263	21,595
PowerSchool Holdings, Inc.* (Software)	260	6,126
PRA Group, Inc.* (Consumer Finance)	179	4,690
Precigen, Inc.* (Biotechnology)	626	839
Preferred Bank (Banks)	60	4,383
Preformed Line Products Co. (Electrical Equipment)	12	1,606
Prelude Therapeutics, Inc.* (Biotechnology)	69	295
Premier Financial Corp. (Banks)	164	3,952
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	231	14,142
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	17	9
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	117	8,866
Prime Medicine, Inc.* (Biotechnology)	183	1,621
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	319
Primis Financial Corp. (Banks)	94	1,190
Primo Water Corp. (Beverages)	726	10,927
Primoris Services Corp. (Construction & Engineering)	246	8,170
Princeton Bancorp, Inc. (Banks)	24	862
Priority Technology Holdings, Inc.* (Financial Services)	82	292
Privia Health Group, Inc.* (Health Care Providers & Services)	522	12,022
ProAssurance Corp. (Insurance)	242	3,337
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	187	7,837
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	120	1,018
PROG Holdings, Inc.* (Consumer Finance)	205	6,337
Progress Software Corp. (Software)	202	10,969
Progyny, Inc.*(a) (Health Care Providers & Services)	368	13,683
ProKidney Corp.* (Biotechnology)	209	372
ProPetro Holding Corp.* (Energy Equipment & Services)	448	3,754
PROS Holdings, Inc.* (Software)	207	8,030
Protagonist Therapeutics, Inc.* (Biotechnology)	265	6,076
Protalix BioTherapeutics, Inc.* (Biotechnology)	307	546
Prothena Corp. PLC* (Biotechnology)	196	7,123
Proto Labs, Inc.* (Machinery)	122	4,753
Provident Financial Services, Inc. (Banks)	341	6,148
PTC Therapeutics, Inc.* (Biotechnology)	334	9,205
PubMatic, Inc.*—Class A (Media)	198	3,229
Pulmonx Corp.* (Health Care Equipment & Supplies)	170	2,168
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	75	918
Pure Cycle Corp.* (Water Utilities)	91	953
PureCycle Technologies, Inc.*(a) (Chemicals)	539	2,183
Purple Innovation, Inc. (Household Durables)	254	262
Q2 Holdings, Inc.* (Software)	264	11,460
QCR Holdings, Inc. (Banks)	76	4,438
Quad/Graphics, Inc.* (Commercial Services & Supplies)	142	770
Quaker Chemical Corp. (Chemicals)	64	13,659
Qualys, Inc.* (Software)	173	33,955
Quanex Building Products Corp. (Building Products)	153	4,677
Quanterix Corp.* (Life Sciences Tools & Services)	163	4,456
Quantum-Si, Inc.* (Life Sciences Tools & Services)	472	949
QuinStreet, Inc.* (Interactive Media & Services)	245	3,141
Quipt Home Medical Corp.* (Health Care Providers & Services)	190	967
Qurate Retail, Inc.*—Class B (Broadline Retail)	6	39
Rackspace Technology, Inc.* (IT Services)	293	586
Radian Group, Inc. (Financial Services)	730	20,842
Radiant Logistics, Inc.* (Air Freight & Logistics)	169	1,122
RadNet, Inc.* (Health Care Providers & Services)	279	9,701
Rain Oncology, Inc.* (Pharmaceuticals)	82	98

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 217

Common Stocks, continued

	Shares	Value
Rallybio Corp.* (Biotechnology)	142	$339
Ramaco Resources, Inc.(a)—Class A (Metals & Mining)	103	1,770
Ramaco Resources, Inc.—Class B (Metals & Mining)	21	280
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	506	34,536
Ranger Energy Services, Inc. (Energy Equipment & Services)	68	696
Ranpak Holdings Corp.* (Containers & Packaging)	201	1,170
Rapid7, Inc.* (Software)	281	16,045
RAPT Therapeutics, Inc.* (Biotechnology)	137	3,404
Rayonier Advanced Materials, Inc.* (Chemicals)	296	1,199
Rayzebio, Inc.* (Biotechnology)	93	5,782
RBB Bancorp (Banks)	78	1,485
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	41	2,717
RE/MAX Holdings, Inc. (Real Estate Management & Development)	81	1,080
Ready Capital Corp. (Mortgage REITs)	743	7,616
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	633	6,241
Red River Bancshares, Inc. (Banks)	22	1,234
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	74	923
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	221	11,786
Red Violet, Inc.* (Software)	52	1,038
Redfin Corp.* (Real Estate Management & Development)	507	5,232
Redwire Corp.* (Aerospace & Defense)	36	103
Redwood Trust, Inc. (Mortgage REITs)	528	3,912
REGENXBIO, Inc.* (Biotechnology)	190	3,411
Regional Management Corp. (Consumer Finance)	37	928
Relay Therapeutics, Inc.* (Biotechnology)	418	4,602
Remitly Global, Inc.* (Financial Services)	617	11,982
Renasant Corp. (Banks)	256	8,622
Reneo Pharmaceuticals, Inc.* (Biotechnology)	60	96
Rent the Runway, Inc.*—Class A (Specialty Retail)	232	122
Repay Holdings Corp.* (Financial Services)	385	3,288
Replimune Group, Inc.* (Biotechnology)	229	1,930
Republic Bancorp, Inc.—Class A (Banks)	39	2,151
Reservoir Media, Inc.* (Entertainment)	92	656
Resideo Technologies, Inc.* (Building Products)	679	12,779
Resources Connection, Inc. (Professional Services)	150	2,126
Retail Opportunity Investments Corp. (Retail REITs)	571	8,011
REV Group, Inc. (Machinery)	147	2,671
Revance Therapeutics, Inc.* (Pharmaceuticals)	405	3,560
REVOLUTION Medicines, Inc.* (Biotechnology)	667	19,130
Revolve Group, Inc.* (Specialty Retail)	190	3,150
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	72	3,406
RGC Resources, Inc. (Gas Utilities)	37	753
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	238	10,941
Ribbon Communications, Inc.* (Communications Equipment)	412	1,195
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	56	748
Rigel Pharmaceuticals, Inc.* (Biotechnology)	793	1,150
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	41	1,117
Rimini Street, Inc.* (Software)	242	791
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	556	812
Riot Platforms, Inc.* (Software)	882	13,645
RLJ Lodging Trust (Hotel & Resort REITs)	719	8,427
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,293	7,150
Rocket Pharmaceuticals, Inc.* (Biotechnology)	291	8,721
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	32	966
Rogers Corp.* (Electronic Equipment, Instruments & Components)	80	10,566
Rover Group, Inc.* (Diversified Consumer Services)	424	4,613
RPC, Inc. (Energy Equipment & Services)	394	2,868
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	286	14,386
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	42	2,225
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	300	1,347
RXO, Inc.* (Ground Transportation)	539	12,537
RxSight, Inc.* (Health Care Equipment & Supplies)	132	5,322
Ryerson Holding Corp. (Metals & Mining)	130	4,508
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	271	29,826
S&T Bancorp, Inc. (Banks)	177	5,915
Sabra Health Care REIT, Inc. (Health Care REITs)	1,074	15,326
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,536	6,758
Safe Bulkers, Inc. (Marine Transportation)	307	1,207
Safehold, Inc. (Specialized REITs)	226	5,288
Safety Insurance Group, Inc. (Insurance)	67	5,091
Sage Therapeutics, Inc.* (Biotechnology)	245	5,309
Sagimet Biosciences, Inc.*—Class A (Biotechnology)	26	141
Sally Beauty Holdings, Inc.* (Specialty Retail)	498	6,613
Sana Biotechnology, Inc.* (Biotechnology)	445	1,816
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	18	740
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	148	2,023
Sandy Spring Bancorp, Inc. (Banks)	203	5,530
Sangamo Therapeutics, Inc.* (Biotechnology)	690	375
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	262	13,459
Sapiens International Corp. N.V. (Software)	142	4,109
Saul Centers, Inc. (Retail REITs)	54	2,121
Savara, Inc.* (Biotechnology)	419	1,969
Savers Value Village, Inc.*(a) (Broadline Retail)	120	2,086
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	115	4,555

See accompanying notes to financial statements.

218 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Schnitzer Steel Industries, Inc. (Metals & Mining)	120	$3,619
Scholar Rock Holding Corp.* (Biotechnology)	257	4,832
Scholastic Corp. (Media)	124	4,675
Schrodinger, Inc.* (Health Care Technology)	253	9,057
Scilex Holding Co.* (Pharmaceuticals)	279	569
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	221	13,437
scPharmaceuticals, Inc.* (Pharmaceuticals)	134	840
Seacoast Banking Corp. of Florida (Banks)	391	11,128
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	112	1,410
Seadrill, Ltd.* (Energy Equipment & Services)	234	11,064
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	169	8,928
Security National Financial Corp.*—Class A (Financial Services)	58	522
Seer, Inc.* (Life Sciences Tools & Services)	272	528
Select Medical Holdings Corp. (Health Care Providers & Services)	482	11,327
Select Water Solutions, Inc. (Energy Equipment & Services)	370	2,808
Selective Insurance Group, Inc. (Insurance)	279	27,754
Selectquote, Inc.* (Insurance)	632	866
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	21	930
SEMrush Holdings, Inc.*—Class A (Software)	145	1,981
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	297	6,507
Seneca Foods Corp.*—Class A (Food Products)	24	1,259
Sensient Technologies Corp. (Chemicals)	195	12,870
Seres Therapeutics, Inc.* (Biotechnology)	451	631
Service Properties Trust (Hotel & Resort REITs)	765	6,533
ServisFirst Bancshares, Inc. (Banks)	236	15,725
SES AI Corp.* (Electrical Equipment)	579	1,060
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	534	6,024
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	175	12,971
Sharecare, Inc.* (Health Care Technology)	1,429	1,543
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	225	4,865
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	795	12,354
Shoe Carnival, Inc. (Specialty Retail)	84	2,538
Shore Bancshares, Inc. (Banks)	138	1,967
Shutterstock, Inc. (Interactive Media & Services)	114	5,504
SI-BONE, Inc.* (Health Care Equipment & Supplies)	184	3,862
Sierra Bancorp (Banks)	62	1,398
SIGA Technologies, Inc. (Pharmaceuticals)	214	1,198
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	100	516
Signet Jewelers, Ltd. (Specialty Retail)	207	22,204
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	147	19,444
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	178	2,184
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	98	2,850
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	44	748
Simmons First National Corp.—Class A (Banks)	576	11,428
Simpson Manufacturing Co., Inc. (Building Products)	199	39,398
Simulations Plus, Inc. (Health Care Technology)	74	3,312
Sinclair, Inc. (Media)	152	1,981
SiriusPoint, Ltd.* (Insurance)	324	3,758
SITE Centers Corp. (Retail REITs)	884	12,049
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	81	9,888
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	381	8,957
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	335	8,402
SJW Group (Water Utilities)	148	9,672
Skillsoft Corp.* (Professional Services)	20	352
Skyline Champion Corp.* (Household Durables)	249	18,491
Skyward Specialty Insurance Group, Inc.* (Insurance)	111	3,761
SkyWater Technology, Inc.*(a) (Semiconductors & Semiconductor Equipment)	85	818
SkyWest, Inc.* (Passenger Airlines)	188	9,813
SKYX Platforms Corp.* (Electrical Equipment)	291	466
SL Green Realty Corp.(a) (Office REITs)	301	13,595
Sleep Number Corp.* (Specialty Retail)	99	1,468
SM Energy Co. (Oil, Gas & Consumable Fuels)	548	21,219
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	224	4,240
SmartFinancial, Inc. (Banks)	73	1,788
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	854	2,724
Smith & Wesson Brands, Inc. (Leisure Products)	212	2,875
Snap One Holdings Corp.* (Household Durables)	85	757
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	136	1,083
SolarWinds Corp.* (Software)	236	2,948
Solid Power, Inc.* (Automobile Components)	718	1,041
Solo Brands, Inc.*—Class A (Leisure Products)	92	567
SomaLogic, Inc.* (Life Sciences Tools & Services)	700	1,771
Sonic Automotive, Inc.—Class A (Specialty Retail)	68	3,822
Sonos, Inc.* (Household Durables)	589	10,095
SoundHound AI, Inc.*—Class A (Software)	640	1,357
SoundThinking, Inc.* (Software)	44	1,124
South Plains Financial, Inc. (Banks)	54	1,564
Southern First Bancshares, Inc.* (Banks)	36	1,336
Southern Missouri Bancorp, Inc. (Banks)	44	2,349
Southern States Bancshares, Inc. (Banks)	35	1,025
Southland Holdings, Inc.* (Construction & Engineering)	19	98
Southside Bancshares, Inc. (Banks)	133	4,166
SouthState Corp. (Banks)	353	29,810

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 219

Common Stocks, continued

	Shares	Value
Southwest Gas Holdings, Inc. (Gas Utilities)	287	$18,181
Sovos Brands, Inc.* (Food Products)	256	5,640
SP Plus Corp.* (Commercial Services & Supplies)	91	4,664
SpartanNash Co. (Consumer Staples Distribution & Retail)	160	3,672
Sphere Entertainment Co.* (Entertainment)	123	4,177
Spire, Inc. (Gas Utilities)	239	14,899
Spirit Airlines, Inc. (Passenger Airlines)	509	8,343
Spok Holdings, Inc. (Wireless Telecommunication Services)	82	1,269
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	174	741
SpringWorks Therapeutics, Inc.* (Biotechnology)	311	11,352
Sprinklr, Inc.*—Class A (Software)	490	5,900
Sprout Social, Inc.*—Class A (Software)	222	13,640
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	473	22,757
SPS Commerce, Inc.* (Software)	170	32,952
SPX Technologies, Inc.* (Machinery)	205	20,707
Squarespace, Inc.*—Class A (IT Services)	234	7,724
STAAR Surgical Co.* (Health Care Equipment & Supplies)	225	7,022
Stagwell, Inc.* (Media)	372	2,466
Standard Motor Products, Inc. (Automobile Components)	95	3,782
Standex International Corp. (Machinery)	55	8,711
Star Holdings* (Diversified REITs)	60	899
Steelcase, Inc.—Class A (Commercial Services & Supplies)	430	5,814
Stellar Bancorp, Inc. (Banks)	226	6,292
Stem, Inc.*(a) (Electrical Equipment)	660	2,561
Stepan Co. (Chemicals)	99	9,360
StepStone Group, Inc.—Class A (Capital Markets)	250	7,958
Sterling Bancorp, Inc.* (Banks)	101	583
Sterling Check Corp.* (Professional Services)	145	2,018
Sterling Infrastructure, Inc.* (Construction & Engineering)	139	12,222
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	349	14,658
Stewart Information Services Corp. (Insurance)	124	7,285
Stitch Fix, Inc.*—Class A (Specialty Retail)	397	1,417
Stock Yards Bancorp, Inc. (Banks)	126	6,488
Stoke Therapeutics, Inc.* (Biotechnology)	128	673
StoneCo, Ltd.*—Class A (Financial Services)	1,350	24,341
Stoneridge, Inc.* (Automobile Components)	123	2,407
StoneX Group, Inc.* (Capital Markets)	124	9,155
Strategic Education, Inc. (Diversified Consumer Services)	105	9,699
Stratus Properties, Inc.* (Real Estate Management & Development)	26	750
Stride, Inc.* (Diversified Consumer Services)	197	11,696
Sturm Ruger & Co., Inc. (Leisure Products)	81	3,681
Summit Financial Group, Inc. (Banks)	52	1,596
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	486	3,266
Summit Materials, Inc.*—Class A (Construction Materials)	554	21,307
Summit Therapeutics, Inc.* (Biotechnology)	537	1,402
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	175	2,753
SunCoke Energy, Inc. (Metals & Mining)	388	4,167
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	493	7,518
SunOpta, Inc.* (Food Products)	434	2,374
SunPower Corp.*(a) (Electrical Equipment)	405	1,956
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	966	10,365
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	632	2,003
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	215	61,117
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	228	6,598
Surgery Partners, Inc.* (Health Care Providers & Services)	352	11,260
Surmodics, Inc.* (Health Care Equipment & Supplies)	64	2,326
Sutro Biopharma, Inc.* (Biotechnology)	279	1,197
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	448	5,062
SWK Holdings Corp.* (Financial Services)	17	298
Sylvamo Corp. (Paper & Forest Products)	166	8,152
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	183	20,877
Syndax Pharmaceuticals, Inc.* (Biotechnology)	310	6,699
System1, Inc.* (Interactive Media & Services)	152	337
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	108	1,544
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	505	7,186
Tanger, Inc. (Retail REITs)	474	13,139
Tango Therapeutics, Inc.* (Biotechnology)	207	2,049
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	145	1,411
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	38	1,588
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	133	2,693
Taylor Morrison Home Corp.* (Household Durables)	481	25,661
TechTarget, Inc.* (Media)	118	4,113
Teekay Corp.* (Oil, Gas & Consumable Fuels)	287	2,052
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	111	5,547
TEGNA, Inc. (Media)	936	14,322
Tejon Ranch Co.* (Real Estate Management & Development)	97	1,668
Tela Bio, Inc.* (Health Care Equipment & Supplies)	75	497
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	459	8,423
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,563	1,937
Tenable Holdings, Inc.* (Software)	530	24,411
Tenaya Therapeutics, Inc.* (Biotechnology)	215	697
Tennant Co. (Machinery)	86	7,971
Terawulf, Inc.* (Software)	686	1,646
Terex Corp. (Machinery)	308	17,698
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	199	1,292

See accompanying notes to financial statements.

220 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Terran Orbital Corp.* (Aerospace & Defense)	459	$523
Terreno Realty Corp. (Industrial REITs)	384	24,066
TETRA Technologies, Inc.* (Energy Equipment & Services)	581	2,626
Texas Capital Bancshares, Inc.* (Banks)	222	14,348
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	187	9,200
TG Therapeutics, Inc.* (Biotechnology)	643	10,982
The Andersons, Inc. (Consumer Staples Distribution & Retail)	149	8,573
The Bancorp, Inc.* (Banks)	241	9,293
The Bank of NT Butterfield & Son, Ltd. (Banks)	225	7,202
The Beauty Health Co.* (Personal Care Products)	379	1,179
The Brink's Co. (Commercial Services & Supplies)	214	18,820
The Buckle, Inc. (Specialty Retail)	142	6,748
The Cato Corp.—Class A (Specialty Retail)	81	578
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	225	7,877
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	163	4,797
The Children's Place, Inc.* (Specialty Retail)	55	1,277
The Duckhorn Portfolio, Inc.* (Beverages)	204	2,009
The E.W. Scripps Co.*—Class A (Media)	276	2,205
The Ensign Group, Inc. (Health Care Providers & Services)	253	28,390
The First Bancorp, Inc. (Banks)	45	1,270
The First Bancshares, Inc. (Banks)	142	4,165
The First of Long Island Corp. (Banks)	99	1,311
The GEO Group, Inc.* (Commercial Services & Supplies)	559	6,054
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,306	18,703
The Gorman-Rupp Co. (Machinery)	106	3,766
The Greenbrier Cos., Inc. (Machinery)	142	6,274
The Hackett Group, Inc. (IT Services)	116	2,641
The Hain Celestial Group, Inc.* (Food Products)	415	4,544
The Joint Corp.* (Health Care Providers & Services)	66	634
The Lovesac Co.* (Household Durables)	65	1,661
The Macerich Co. (Retail REITs)	1,002	15,461
The Manitowoc Co., Inc.* (Machinery)	162	2,704
The Marcus Corp. (Entertainment)	112	1,633
The ODP Corp.* (Specialty Retail)	151	8,501
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	102	624
The Pennant Group, Inc.* (Health Care Providers & Services)	132	1,837
The RMR Group, Inc.—Class A (Real Estate Management & Development)	71	2,004
The Shyft Group, Inc. (Machinery)	157	1,919
The Simply Good Foods Co.* (Food Products)	421	16,671
The St Joe Co. (Real Estate Management & Development)	160	9,629
The Vita Coco Co., Inc.* (Beverages)	133	3,411
The York Water Co. (Water Utilities)	66	2,549
Theravance Biopharma, Inc.* (Pharmaceuticals)	239	2,686
Thermon Group Holdings, Inc.* (Electrical Equipment)	155	5,048
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	94	381
Third Coast Bancshares, Inc.* (Banks)	60	1,192
Third Harmonic Bio, Inc.* (Pharmaceuticals)	90	987
Thoughtworks Holding, Inc.* (IT Services)	429	2,063
ThredUp, Inc.*—Class A (Specialty Retail)	333	749
Thryv Holdings, Inc.* (Media)	144	2,930
Tidewater, Inc.* (Energy Equipment & Services)	215	15,504
Tile Shop Holdings, Inc.* (Specialty Retail)	134	986
Tilly's, Inc.*—Class A (Specialty Retail)	104	784
Timberland Bancorp, Inc. (Banks)	34	1,070
TimkenSteel Corp.* (Metals & Mining)	202	4,737
Tingo Group, Inc.*+ (Wireless Telecommunication Services)	423	292
Tiptree, Inc. (Insurance)	111	2,105
Titan International, Inc.* (Machinery)	243	3,616
Titan Machinery, Inc.* (Trading Companies & Distributors)	95	2,744
Tompkins Financial Corp. (Banks)	64	3,855
Topgolf Callaway Brands Corp.* (Leisure Products)	667	9,564
Torrid Holdings, Inc.* (Specialty Retail)	56	323
Towne Bank (Banks)	325	9,672
Townsquare Media, Inc.—Class A (Media)	54	570
TPG RE Finance Trust, Inc. (Mortgage REITs)	320	2,080
TPI Composites, Inc.* (Electrical Equipment)	192	795
Traeger, Inc.* (Household Durables)	165	450
Transcat, Inc.* (Trading Companies & Distributors)	38	4,155
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	6	207
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	147	11,603
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	136	496
Travere Therapeutics, Inc.* (Biotechnology)	338	3,039
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	210	2,678
Tredegar Corp. (Metals & Mining)	124	671
TreeHouse Foods, Inc.* (Food Products)	239	9,907
Trevi Therapeutics, Inc.* (Pharmaceuticals)	195	261
Tri Pointe Homes, Inc.* (Household Durables)	446	15,788
TriCo Bancshares (Banks)	144	6,188
TriMas Corp. (Containers & Packaging)	192	4,863
TriNet Group, Inc.* (Professional Services)	148	17,602
Trinity Industries, Inc. (Machinery)	377	10,024
Trinseo PLC (Chemicals)	162	1,356
Triumph Financial, Inc.* (Banks)	103	8,259
Triumph Group, Inc.* (Aerospace & Defense)	299	4,957
Tronox Holdings PLC (Chemicals)	543	7,689
TrueBlue, Inc.* (Professional Services)	141	2,163
TrueCar, Inc.* (Interactive Media & Services)	415	1,436
Trupanion, Inc.*(a) (Insurance)	184	5,614
TrustCo Bank Corp. (Banks)	86	2,670
Trustmark Corp. (Banks)	282	7,862
TTEC Holdings, Inc. (Professional Services)	90	1,950
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	480	7,589

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 221

Common Stocks, continued

	Shares	Value
Tucows, Inc.*—Class A (IT Services)	46	$1,242
Turning Point Brands, Inc. (Tobacco)	79	2,079
Turnstone Biologics Corp.* (Biotechnology)	31	79
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	76	832
TuSimple Holdings, Inc.*—Class A (Ground Transportation)	776	681
Tutor Perini Corp.* (Construction & Engineering)	197	1,793
Twist Bioscience Corp.* (Biotechnology)	264	9,731
Two Harbors Investment Corp. (Mortgage REITs)	451	6,282
Tyra Biosciences, Inc.* (Biotechnology)	65	900
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	69	6,427
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	350	3,959
Udemy, Inc.* (Diversified Consumer Services)	408	6,010
UFP Industries, Inc. (Building Products)	279	35,028
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	33	5,677
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	206	7,033
UMB Financial Corp. (Banks)	205	17,128
UMH Properties, Inc. (Residential REITs)	278	4,259
UniFirst Corp. (Commercial Services & Supplies)	70	12,804
Unisys Corp.* (IT Services)	308	1,731
United Bankshares, Inc. (Banks)	607	22,792
United Community Banks, Inc. (Banks)	536	15,683
United Fire Group, Inc. (Insurance)	98	1,972
United Homes Group, Inc.* (Household Durables)	25	211
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	271	4,398
United States Lime & Minerals, Inc. (Construction Materials)	10	2,304
Uniti Group, Inc. (Specialized REITs)	1,105	6,387
Unitil Corp. (Multi-Utilities)	74	3,890
Unity Bancorp, Inc. (Banks)	33	976
Universal Corp. (Tobacco)	112	7,540
Universal Health Realty Income Trust (Health Care REITs)	60	2,595
Universal Insurance Holdings, Inc. (Insurance)	113	1,806
Universal Logistics Holdings, Inc. (Ground Transportation)	31	869
Universal Technical Institute, Inc.* (Diversified Consumer Services)	152	1,903
Univest Financial Corp. (Banks)	134	2,952
Upbound Group, Inc. (Specialty Retail)	256	8,696
Upstart Holdings, Inc.*(a) (Consumer Finance)	339	13,852
Upwork, Inc.* (Professional Services)	580	8,625
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,749	11,194
Urban Edge Properties (Retail REITs)	533	9,754
Urban One, Inc.* (Media)	42	169
Urban One, Inc.* (Media)	53	187
Urban Outfitters, Inc.* (Specialty Retail)	296	10,564
UroGen Pharma, Ltd.* (Biotechnology)	126	1,890
USANA Health Sciences, Inc.* (Personal Care Products)	53	2,841
USCB Financial Holdings, Inc.* (Banks)	49	600
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	16	1,348
Utz Brands, Inc. (Food Products)	334	5,424
V2X, Inc.* (Aerospace & Defense)	53	2,461
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	500	2,245
Valaris, Ltd.* (Energy Equipment & Services)	280	19,199
Valhi, Inc. (Chemicals)	11	167
Valley National Bancorp (Banks)	2,002	21,741
Value Line, Inc. (Capital Markets)	4	195
Vanda Pharmaceuticals, Inc.* (Biotechnology)	262	1,106
Varex Imaging Corp.* (Health Care Equipment & Supplies)	180	3,690
Varonis Systems, Inc.* (Software)	504	22,821
Vaxcyte, Inc.* (Biotechnology)	435	27,318
Vaxxinity, Inc.*—Class A (Biotechnology)	198	168
Vector Group, Ltd. (Tobacco)	674	7,603
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	236	7,323
Velo3D, Inc.* (Machinery)	422	168
Velocity Financial, Inc.* (Financial Services)	41	706
Ventyx Biosciences, Inc.* (Pharmaceuticals)	217	536
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	122	939
Vera Therapeutics, Inc.* (Biotechnology)	157	2,415
Veracyte, Inc.* (Biotechnology)	337	9,271
Veradigm, Inc.* (Health Care Technology)	500	5,245
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3	7
Vericel Corp.* (Biotechnology)	221	7,870
Verint Systems, Inc.* (Software)	290	7,839
Veris Residential, Inc. (Residential REITs)	367	5,773
Veritex Holdings, Inc. (Banks)	243	5,655
Veritone, Inc.* (Software)	123	223
Verra Mobility Corp.* (Professional Services)	647	14,900
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	97	710
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	303	1,027
Verve Therapeutics, Inc.* (Biotechnology)	242	3,373
Viad Corp.* (Commercial Services & Supplies)	94	3,403
Viant Technology, Inc.*—Class A (Software)	68	469
Viavi Solutions, Inc.* (Communications Equipment)	1,026	10,332
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	464	170
Vicor Corp.* (Electrical Equipment)	103	4,629
Victory Capital Holdings, Inc.—Class A (Capital Markets)	124	4,271
Viemed Healthcare, Inc.* (Health Care Providers & Services)	158	1,240
Vigil Neuroscience, Inc.* (Biotechnology)	74	250
Viking Therapeutics, Inc.* (Biotechnology)	446	8,300
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	41	1,075
Vimeo, Inc.* (Interactive Media & Services)	706	2,768
Vir Biotechnology, Inc.* (Biotechnology)	388	3,903

See accompanying notes to financial statements.

222 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Common Stocks, continued

	Shares	Value
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	1,522	$3,729
Virginia National Bankshares Corp. (Banks)	22	756
Viridian Therapeutics, Inc.* (Biotechnology)	198	4,312
Virtus Investment Partners, Inc. (Capital Markets)	32	7,736
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	598	14,334
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	57	1,942
Vista Outdoor, Inc.* (Leisure Products)	268	7,925
Visteon Corp.* (Automobile Components)	128	15,987
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	108	4,913
Vital Farms, Inc.* (Food Products)	142	2,228
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	116	2,539
Vivid Seats, Inc.*—Class A (Entertainment)	113	714
Vizio Holding Corp.*—Class A (Household Durables)	356	2,741
Vor BioPharma, Inc.* (Biotechnology)	175	394
VOXX International Corp.* (Household Durables)	55	587
Voyager Therapeutics, Inc.* (Biotechnology)	147	1,241
VSE Corp. (Commercial Services & Supplies)	61	3,941
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	274	571
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	456	1,487
Wabash National Corp. (Machinery)	214	5,483
Waldencast PLC*—Class A (Personal Care Products)	167	1,827
Walker & Dunlop, Inc. (Financial Services)	148	16,429
Warby Parker, Inc.*—Class A (Specialty Retail)	393	5,541
Warrior Met Coal, Inc. (Metals & Mining)	240	14,633
Washington Federal, Inc. (Banks)	299	9,855
Washington Trust Bancorp, Inc. (Banks)	78	2,526
Waterstone Financial, Inc. (Financial Services)	82	1,164
Watts Water Technologies, Inc.—Class A (Machinery)	127	26,458
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	274	1,384
WD-40 Co. (Household Products)	63	15,061
Weatherford International PLC* (Energy Equipment & Services)	330	32,283
Weave Communications, Inc.* (Software)	155	1,778
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	76	4,861
Werner Enterprises, Inc. (Ground Transportation)	294	12,457
WesBanco, Inc. (Banks)	268	8,407
West Bancorp, Inc. (Banks)	75	1,590
Westamerica Bancorp (Banks)	120	6,769
Westrock Coffee Co.* (Food Products)	132	1,348
Weyco Group, Inc. (Distributors)	28	878
Whitestone REIT (Retail REITs)	226	2,778
WideOpenWest, Inc.* (Media)	232	940
Willdan Group, Inc.* (Professional Services)	56	1,204
Willis Lease Finance Corp.* (Trading Companies & Distributors)	14	684
Winmark Corp. (Specialty Retail)	13	5,428
Winnebago Industries, Inc. (Automobiles)	135	9,838
WisdomTree, Inc. (Capital Markets)	640	4,435
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	360	3,200
Workhorse Group, Inc.* (Automobiles)	957	345
Workiva, Inc.* (Software)	231	23,453
World Acceptance Corp.* (Consumer Finance)	19	2,480
World Kinect Corp. (Oil, Gas & Consumable Fuels)	277	6,310
Worthington Industries, Inc. (Household Durables)	143	8,230
Worthington Steel, Inc.* (Metals & Mining)	143	4,018
WSFS Financial Corp. (Banks)	284	13,044
WW International, Inc.* (Diversified Consumer Services)	253	2,214
X4 Pharmaceuticals, Inc.* (Biotechnology)	571	479
Xencor, Inc.* (Biotechnology)	269	5,711
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	498	6,783
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	617	1,450
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	543	9,953
XOMA Corp.* (Biotechnology)	34	629
Xometry, Inc.*—Class A (Trading Companies & Distributors)	157	5,638
XPEL, Inc.* (Automobile Components)	105	5,654
Xperi, Inc.* (Software)	201	2,215
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	117	1,508
Yelp, Inc.* (Interactive Media & Services)	309	14,627
Yext, Inc.* (Software)	496	2,921
Y-mAbs Therapeutics, Inc.* (Biotechnology)	171	1,166
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	270	4,091
Zeta Global Holdings Corp.*—Class A (Software)	644	5,680
Zevia PBC*—Class A (Beverages)	117	235
Zevra Therapeutics, Inc.* (Pharmaceuticals)	169	1,107
Ziff Davis, Inc.* (Interactive Media & Services)	215	14,445
Zimvie, Inc.* (Health Care Equipment & Supplies)	120	2,130
ZipRecruiter, Inc.* (Interactive Media & Services)	314	4,365
Zumiez, Inc.* (Specialty Retail)	74	1,505
Zuora, Inc.*—Class A (Software)	617	5,800
Zura Bio, Ltd.* (Biotechnology)	79	369
Zurn Elkay Water Solutions Corp. (Building Products)	686	20,175
Zymeworks, Inc.* (Biotechnology)	251	2,608
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	84	915
TOTAL COMMON STOCKS (Cost $8,580,631)		11,756,328

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	403	73
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	243	—
TOTAL RIGHTS (Cost $—)		73

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 223

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Warrant(NM)

	Shares	Value
Cassava Sciences, Inc.*+ expiring 11/15/24 (Pharmaceuticals)	73	$56
TOTAL WARRANT (Cost $—)		56

Repurchase Agreements(b)(c) (32.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $5,554,193	$5,551,000	$5,551,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,551,000)		5,551,000

Collateral for Securities Loaned(d) (1.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.28%(e)	197,786	$197,786
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $197,786)		197,786
TOTAL INVESTMENT SECURITIES (Cost $14,329,417)—103.0%		17,505,243
Net other assets (liabilities)—(3.0)%		(505,467)
NET ASSETS—100.0%		$16,999,776

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $185,432.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $3,112,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at December 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on December 31, 2023.
NM	Not meaningful, amount is less than 0.05%
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	3/18/24	$307,155	$25,202

See accompanying notes to financial statements.

224 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	1/29/24	5.38%	$4,984,038	$(103,580)
Russell 2000 Index	Goldman Sachs International	1/29/24	5.73%	4,956,185	(105,033)
				$9,940,223	$(208,613)
iShares Russell 2000 ETF	UBS AG	1/29/24	5.13%	$925,046	$(19,207)
Russell 2000 Index	UBS AG	1/29/24	5.33%	10,990,774	(209,240)
				$11,915,820	$(228,447)
				$21,856,043	$(437,060)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 225

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$102,555	0.6%
Air Freight & Logistics	26,623	0.2%
Automobile Components	155,804	0.9%
Automobiles	12,886	0.1%
Banks	1,116,769	6.5%
Beverages	49,767	0.3%
Biotechnology	883,858	5.3%
Broadline Retail	10,230	0.1%
Building Products	237,934	1.4%
Capital Markets	165,107	1.0%
Chemicals	222,287	1.3%
Commercial Services & Supplies	183,412	1.1%
Communications Equipment	69,045	0.4%
Construction & Engineering	198,152	1.2%
Construction Materials	40,950	0.2%
Consumer Finance	92,272	0.5%
Consumer Staples Distribution & Retail	66,300	0.4%
Containers & Packaging	32,713	0.2%
Distributors	878	NM
Diversified Consumer Services	145,982	0.9%
Diversified REITs	72,630	0.4%
Diversified Telecommunication Services	63,197	0.4%
Electric Utilities	84,442	0.5%
Electrical Equipment	160,581	0.9%
Electronic Equipment, Instruments & Components	319,333	1.9%
Energy Equipment & Services	283,561	1.7%
Entertainment	43,595	0.3%
Financial Services	283,628	1.7%
Food Products	113,922	0.6%
Gas Utilities	106,826	0.6%
Ground Transportation	54,228	0.3%
Health Care Equipment & Supplies	330,127	1.9%
Health Care Providers & Services	293,835	1.7%
Health Care REITs	70,548	0.4%
Health Care Technology	55,416	0.3%
Hotel & Resort REITs	102,931	0.7%
Hotels, Restaurants & Leisure	257,042	1.5%
Household Durables	281,568	1.7%
Household Products	37,436	0.2%
Independent Power and Renewable Electricity Producers	31,089	0.2%
Industrial Conglomerates	2,817	NM
Industrial REITs	55,439	0.3%
Insurance	207,314	1.2%
Interactive Media & Services	84,227	0.4%
IT Services	61,505	0.4%
Leisure Products	48,065	0.3%
Life Sciences Tools & Services	43,055	0.3%
Machinery	413,576	2.4%
Marine Transportation	34,449	0.2%
Media	73,494	0.4%
Metals & Mining	216,649	1.3%
Mortgage REITs	139,633	0.8%
Multi-Utilities	48,055	0.3%
Office REITs	88,627	0.5%
Oil, Gas & Consumable Fuels	525,907	3.1%
Paper & Forest Products	11,295	0.1%
Passenger Airlines	49,497	0.3%
Personal Care Products	112,558	0.7%
Pharmaceuticals	205,762	1.2%
Professional Services	294,639	1.7%
Real Estate Management & Development	92,947	0.5%
Residential REITs	46,306	0.3%
Retail REITs	139,071	0.9%
Semiconductors & Semiconductor Equipment	365,418	2.1%
Software	693,022	4.1%
Specialized REITs	54,693	0.3%
Specialty Retail	314,263	1.7%
Technology Hardware, Storage & Peripherals	86,922	0.5%
Textiles, Apparel & Luxury Goods	63,896	0.4%
Tobacco	18,217	0.1%
Trading Companies & Distributors	240,911	1.4%
Water Utilities	51,675	0.3%
Wireless Telecommunication Services	13,094	0.1%
Other**	5,243,319	30.9%
Total	$16,999,776	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

226 :: ProFund VP U.S. Government Plus :: Schedule of Portfolio Investments :: December 31, 2023

U.S. Treasury Obligation (37.1%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.75%, 11/15/53	$3,240,000	$3,650,822
TOTAL U.S. TREASURY OBLIGATION (Cost $3,276,884)		3,650,822

Repurchase Agreements(a)(b) (69.0%)

Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $6,790,904	6,787,000	6,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,787,000)		6,787,000
TOTAL INVESTMENT SECURITIES (Cost $10,063,884)—106.1%		10,437,822
Net other assets (liabilities)—(6.1)%		(597,189)
NET ASSETS—100.0%		$9,840,633

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2023, the aggregate amount held in a segregated account was $100,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75% due on 11/15/53	Citibank North America	1/16/24	5.70%	$4,112,809	$25,891
30-Year U.S. Treasury Bond, 4.75% due on 11/15/53	Societe' Generale	1/16/24	5.74%	4,428,312	10,316
				$8,541,121	$36,207

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2023 :: Schedule of Portfolio Investments :: ProFund VP Utilities :: 227

Common Stocks (97.8%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	6,964	$357,253
Ameren Corp. (Multi-Utilities)	7,176	519,112
American Electric Power Co., Inc. (Electric Utilities)	14,352	1,165,669
American Water Works Co., Inc. (Water Utilities)	5,314	701,395
Atmos Energy Corp. (Gas Utilities)	4,053	469,743
CenterPoint Energy, Inc. (Multi-Utilities)	17,227	492,175
CMS Energy Corp. (Multi-Utilities)	7,963	462,411
Consolidated Edison, Inc. (Multi-Utilities)	9,419	856,846
Constellation Energy Corp. (Electric Utilities)	8,716	1,018,813
Dominion Energy, Inc. (Multi-Utilities)	22,837	1,073,339
DTE Energy Co. (Multi-Utilities)	5,625	620,213
Duke Energy Corp. (Electric Utilities)	21,034	2,041,139
Edison International (Electric Utilities)	10,460	747,785
Entergy Corp. (Electric Utilities)	5,771	583,967
Evergy, Inc. (Electric Utilities)	6,269	327,242
Eversource Energy (Electric Utilities)	9,534	588,438
Exelon Corp. (Electric Utilities)	27,167	975,295
FirstEnergy Corp. (Electric Utilities)	14,094	516,686
NextEra Energy, Inc. (Electric Utilities)	55,994	3,401,076
NiSource, Inc. (Multi-Utilities)	11,278	299,431
NRG Energy, Inc. (Electric Utilities)	6,163	318,627
PG&E Corp. (Electric Utilities)	58,226	1,049,815
Pinnacle West Capital Corp. (Electric Utilities)	3,095	222,345
PPL Corp. (Electric Utilities)	20,117	545,171
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,597	831,457
Sempra (Multi-Utilities)	17,180	1,283,862
The AES Corp. (Independent Power and Renewable Electricity Producers)	18,275	351,794
The Southern Co. (Electric Utilities)	29,765	2,087,122
WEC Energy Group, Inc. (Multi-Utilities)	8,608	724,535
Xcel Energy, Inc. (Electric Utilities)	15,060	932,365
TOTAL COMMON STOCKS (Cost $11,075,715)		25,565,121

Repurchase Agreements(a) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.23%, dated 12/29/2023, due 1/2/24, total to be received $380,219	$380,000	$380,000
TOTAL REPURCHASE AGREEMENTS (Cost $380,000)		380,000
TOTAL INVESTMENT SECURITIES (Cost $11,455,715)—99.3%		25,945,121
Net other assets (liabilities)—0.7%		173,870
NET ASSETS—100.0%		$26,118,991

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	1/23/24	5.93%	$566,745	$3,060

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of December 31, 2023:

	Value	% of Net Assets
Electric Utilities	$16,878,808	64.6%
Gas Utilities	469,743	1.8%
Independent Power and Renewable Electricity Producers	351,794	1.3%
Multi-Utilities	7,163,381	27.4%
Water Utilities	701,395	2.7%
Other**	553,870	2.2%
Total	$26,118,991	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Statements of Assets and Liabilities

230 :: Statements of Assets and Liabilities :: December 31, 2023

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
ASSETS:
Total Investment Securities, at cost	$15,291,597	$11,882,230	$3,959,873	$3,114,000
Securities, at value(a)	7,836,768	16,824,401	5,592,876	—
Repurchase agreements, at value	7,577,000	36,000	108,000	3,114,000
Total Investment Securities, at value	15,413,768	16,860,401	5,700,876	3,114,000
Cash	—	—	245	147
Segregated cash balances for futures contracts with brokers	33,880	—	—	25,960
Segregated cash balances for credit default swap agreements with brokers	1,049,717	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	60,000	886
Dividends and interest receivable	32,531	22,198	14,302	1,343
Receivable for investments sold	—	2,658,811	—	—
Receivable for capital shares issued	67	57	—	8,911
Unrealized appreciation on swap agreements	—	—	—	6,851
Variation margin on futures contracts	1,891	—	—	1,225
Prepaid expenses	24	43	11	423
Receivable for tax reclaims	—	703	—	—
TOTAL ASSETS	16,531,878	19,542,213	5,775,434	3,159,746
LIABILITIES:
Cash overdraft	1,865	2,221	—	—
Payable for investments purchased	—	2,668,837	—	—
Payable for collateral for securities loaned	—	1,553,457	21,291	—
Payable for capital shares redeemed	959	31,321	124,230	396,617
Unrealized depreciation on swap agreements	—	—	1,982	—
Variation margin on futures contracts	—	—	—	—
Variation margin on credit default swap agreements	8,856	—	—	—
Advisory fees payable	9,509	8,298	3,198	2,144
Management services fees payable	1,268	1,106	426	286
Administration fees payable	1,160	1,116	400	243
Administrative services fees payable	6,935	5,243	1,870	1,466
Distribution fees payable	7,295	7,981	1,823	1,683
Transfer agency fees payable	2,001	2,036	643	452
Fund accounting fees payable	643	623	249	134
Compliance services fees payable	78	56	17	12
Other accrued expenses	10,774	14,879	3,974	3,039
TOTAL LIABILITIES	51,343	4,297,174	160,103	406,076
Commitments and contingencies (Note 4)
NET ASSETS	$16,480,535	$15,245,039	$5,615,331	$2,753,670
NET ASSETS CONSIST OF:
Capital	$20,758,507	$15,824,785	$10,242,465	$26,250,509
Total distributable earnings (loss)	(4,277,972)	(579,746)	(4,627,134)	(23,496,839)
NET ASSETS	$16,480,535	$15,245,039	$5,615,331	$2,753,670
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	665,547	429,737	205,227	191,285
NET ASSET VALUE (offering and redemption price per share):	$24.76	$35.48	$27.36	$14.40
(a) Includes securities on loan valued at:	$—	$1,350,881	$20,434	$—

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

December 31, 2023 :: Statements of Assets and Liabilities :: 231

ProFund VP Biotechnology	ProFund VP Bull	ProFund VP Communication Services†	ProFund VP Consumer Discretionary†	ProFund VP Consumer Staples†	ProFund VP Dow 30

$36,720,343	$24,987,334	$6,558,671	$15,152,258	$6,010,503	$327,000
46,032,440	41,764,034	8,232,448	23,535,346	10,478,834	—
1,418,000	12,583,000	259,000	208,000	221,000	327,000
47,450,440	54,347,034	8,491,448	23,743,346	10,699,834	327,000
8,708	867	464	494	791	236
—	155,760	—	—	—	—
—	—	—	—	—	—
3,000	530	—	110,000	—	—
7,469	44,333	3,176	5,806	59,642	141
—	—	—	1,064,727	—	—
—	2,493	5,438	3,379	17,396	—
—	—	—	—	1,469	180
—	—	—	—	—	—
112	4,879	11	40	34	1
—	—	—	—	—	—
47,469,729	54,555,896	8,500,537	24,927,792	10,779,166	327,558

—	—	—	—	—	—
8,187	831	—	1,057,149	—	—
2,225,769	4,650	—	—	—	—
578,728	1,889	11,325	22,218	723	11
4,315	25,850	821	2,078	—	—
—	7,350	—	—	—	—
—	—	—	—	—	—
27,076	26,755	4,301	12,699	5,768	205
3,610	3,567	573	1,693	769	27
3,095	4,035	603	1,723	778	22
14,891	25,902	3,548	11,076	4,289	115
22,332	28,882	3,633	10,966	4,375	127
5,287	7,394	1,064	3,026	1,406	42
1,744	2,370	339	965	439	13
154	195	28	83	39	1
40,447	38,948	6,198	18,488	11,797	259
2,935,635	178,618	32,433	1,142,164	30,383	822

$44,534,094	$54,377,278	$8,468,104	$23,785,628	$10,748,783	$326,736

$18,983,001	$24,912,043	$7,609,296	$13,317,490	$3,070,890	$1,962,694
25,551,093	29,465,235	858,808	10,468,138	7,677,893	(1,635,958)
$44,534,094	$54,377,278	$8,468,104	$23,785,628	$10,748,783	$326,736
667,151	1,076,229	222,017	360,428	243,608	15,861
$66.75	$50.53	$38.14	$65.99	$44.12	$20.60
$1,703,297	$4,437	$—	$—	$—	$—

See accompanying notes to the financial statements.

232 :: Statements of Assets and Liabilities :: December 31, 2023

	ProFund VP Emerging Markets	ProFund VP Energy†	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
ASSETS:
Total Investment Securities, at cost	$12,338,029	$16,272,815	$13,461,650	$1,128,000
Securities, at value(a)	19,797,092	43,508,365	18,388,676	—
Repurchase agreements, at value	1,577,000	975,000	184,000	1,128,000
Total Investment Securities, at value	21,374,092	44,483,365	18,572,676	1,128,000
Cash	106	74	917	800
Segregated cash balances for swap agreements with custodian	910	120,000	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	345
Dividends and interest receivable	105,974	13,341	54,033	487
Receivable for investments sold	—	—	3,115,061	—
Receivable for capital shares issued	286,834	2,570	2,738	—
Due from Advisor under an expense limitation agreement	—	—	—	1,162
Unrealized appreciation on forward currency contracts	—	—	—	27,342
Unrealized appreciation on swap agreements	4,397	—	—	—
Prepaid expenses	1,057	144	41	2
Receivable for tax reclaims	1,027	—	26,924	—
TOTAL ASSETS	21,774,397	44,619,494	21,772,390	1,158,138
LIABILITIES:
Payable for investments purchased	—	—	3,087,545	—
Payable for collateral for securities loaned	915,426	—	3,111,397	—
Payable for capital shares redeemed	10,759	19,584	227,097	743
Unrealized depreciation on forward currency contracts	—	—	—	2,956
Unrealized depreciation on swap agreements	—	33,445	—	—
Advisory fees payable	11,057	24,997	11,353	—
Management services fees payable	1,474	3,333	1,514	—
Administration fees payable	1,486	3,280	1,170	72
Administrative services fees payable	11,052	24,023	5,601	399
Distribution fees payable	11,593	24,022	7,596	445
Transfer agency fees payable	2,534	6,149	2,067	110
Fund accounting fees payable	834	1,803	654	40
Compliance services fees payable	71	176	55	3
Other accrued expenses	14,984	47,384	12,309	2,853
TOTAL LIABILITIES	981,270	188,196	6,468,358	7,621
Commitments and contingencies (Note 4)
NET ASSETS	$20,793,127	$44,431,298	$15,304,032	$1,150,517
NET ASSETS CONSIST OF:
Capital	$22,891,601	$18,362,062	$13,422,701	$1,517,064
Total distributable earnings (loss)	(2,098,474)	26,069,236	1,881,331	(366,547)
NET ASSETS	$20,793,127	$44,431,298	$15,304,032	$1,150,517
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	734,966	1,053,173	590,910	73,807
NET ASSET VALUE (offering and redemption price per share):	$28.29	$42.19	$25.90	$15.59
(a) Includes securities on loan valued at:	$880,068	$—	$3,045,768	$—

†	As described in Note 1, effective March 17, 2023, this ProFund VP’s name changed due to a change to its underlying benchmark index.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

December 31, 2023 :: Statements of Assets and Liabilities :: 233

ProFund VP Financials	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet

$7,952,712	$30,815,526	$7,270,558	$7,805,621	$10,711,000	$5,851,622
26,520,295	15,912,526	36,216,696	15,368,069	—	12,477,421
387,000	14,903,000	865,000	545,000	10,711,000	53,000
26,907,295	30,815,526	37,081,696	15,913,069	10,711,000	12,530,421
814	290	825	77	462	73
330,000	—	240,000	—	16,071	110,000
—	—	—	—	—	—
24,466	6,429	29,350	19,272	4,620	23
—	—	—	—	—	—
—	170,691	4,566	—	9	264,276
—	—	—	—	—	—
—	—	—	—	—	—
1,740	—	6,733	—	—	—
68	98	95	35	29	23
—	—	—	—	—	—
27,264,383	30,993,034	37,363,265	15,932,453	10,732,191	12,904,816

—	—	—	—	—	—
—	—	—	—	—	—
289,481	15,207	26,518	159,891	208,066	381,620
—	—	—	—	—	—
—	—	—	149	34,369	1,365
14,620	5,373	21,946	8,279	6,656	7,686
1,949	716	2,926	1,104	888	1,025
1,923	1,110	2,661	1,121	699	896
10,926	—	12,467	6,397	6,228	4,688
12,431	—	15,205	6,616	6,277	4,913
3,373	4,289	4,750	1,933	1,363	1,542
1,081	1,337	1,482	641	418	506
92	120	134	55	38	43
23,764	24,339	34,494	13,499	8,082	9,071
359,640	52,491	122,583	199,685	273,084	413,355

$26,904,743	$30,940,543	$37,240,682	$15,732,768	$10,459,107	$12,491,461

$10,459,718	$30,979,909	$7,135,113	$6,126,165	$12,039,749	$7,670,807
16,445,025	(39,366)	30,105,569	9,606,603	(1,580,642)	4,820,654
$26,904,743	$30,940,543	$37,240,682	$15,732,768	$10,459,107	$12,491,461
585,853	30,979,909	558,324	177,474	508,203	593,491
$45.92	$1.00	$66.70	$88.65	$20.58	$21.05
$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

234 :: Statements of Assets and Liabilities :: December 31, 2023

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials†
ASSETS:
Total Investment Securities, at cost	$10,365,000	$14,840,038	$15,547,094	$6,096,728
Securities, at value(a)	—	26,074,518	20,279,507	14,437,170
Repurchase agreements, at value	10,365,000	54,000	42,000	227,000
Total Investment Securities, at value	10,365,000	26,128,518	20,321,507	14,664,170
Cash	940	346	100	200
Segregated cash balances for futures contracts with brokers	506,880	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	84,000
Dividends and interest receivable	4,471	14,696	26,821	19,069
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses	17	2,004	1,592	39
TOTAL ASSETS	10,877,308	26,145,564	20,350,020	14,767,478
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	1,002	—
Payable for collateral for securities loaned	—	—	4,650	—
Payable for capital shares redeemed	45,277	3,765	763	115,617
Unrealized depreciation on swap agreements	794	—	—	1,636
Variation margin on futures contracts	54,400	—	—	—
Advisory fees payable	7,097	14,118	11,854	7,542
Management services fees payable	946	1,882	1,580	1,006
Administration fees payable	847	1,819	1,429	1,057
Administrative services fees payable	5,291	8,887	7,250	7,255
Distribution fees payable	5,262	8,724	7,008	7,288
Transfer agency fees payable	1,577	3,289	2,427	1,907
Fund accounting fees payable	467	1,074	910	590
Compliance services fees payable	42	86	68	53
Other accrued expenses	7,675	16,387	12,279	13,971
TOTAL LIABILITIES	129,675	60,031	51,220	157,922
Commitments and contingencies (Note 4)
NET ASSETS	$10,747,633	$26,085,533	$20,298,800	$14,609,556
NET ASSETS CONSIST OF:
Capital	$8,717,199	$14,832,956	$15,857,469	$7,425,163
Total distributable earnings (loss)	2,030,434	11,252,577	4,441,331	7,184,393
NET ASSETS	$10,747,633	$26,085,533	$20,298,800	$14,609,556
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	164,774	505,517	402,965	170,918
NET ASSET VALUE (offering and redemption price per share):	$65.23	$51.60	$50.37	$85.48
(a) Includes securities on loan valued at:	$—	$—	$4,437	$—

†	As described in Note 1, effective March 17, 2023, this ProFund VP’s name changed due to a change to its underlying benchmark index.

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

December 31, 2023 :: Statements of Assets and Liabilities :: 235

ProFund VP Mid-Cap	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals

$10,374,000	$11,495,244	$9,935,173	$81,419,761	$7,772,516	$22,668,000
—	15,031,899	12,251,822	98,390,876	10,320,840	—
10,374,000	67,000	81,000	47,181,000	258,000	22,668,000
10,374,000	15,098,899	12,332,822	145,571,876	10,578,840	22,668,000
736	223	502	468	—	145
83,050	—	—	1,947,000	—	—
407	—	—	111	30,000	569
4,475	13,656	20,704	118,190	9,805	9,778
—	—	22,132	—	44,031	—
248	202	—	868,840	2,150	2,514,028
—	—	—	—	1,471	—
941	1,247	1,127	234	30	62
10,463,857	15,114,227	12,377,287	148,506,719	10,666,327	25,192,582

—	—	—	—	43,949	—
—	23,359	12,426	—	—	—
—	124,867	40,645	439,645	229,478	—
2,590	343	11,043	24,166	224,331	10,515
85,723	—	—	161,739	—	427,991
13,100	—	—	67,000	—	—
5,755	6,950	6,656	84,174	4,976	13,025
767	927	888	11,223	663	1,737
722	1,044	845	10,379	718	1,536
5,774	4,939	4,165	68,795	5,454	10,801
5,810	3,809	3,529	72,346	5,479	10,826
1,246	1,763	1,469	18,093	1,271	2,943
398	653	555	5,748	406	917
36	50	41	496	39	82
7,037	9,677	8,652	95,154	10,252	21,172
128,958	178,381	90,914	1,058,958	527,016	501,545

$10,334,899	$14,935,846	$12,286,373	$147,447,761	$10,139,311	$24,691,037

$11,851,679	$11,288,610	$10,770,625	$64,711,828	$7,749,333	$89,564,021
(1,516,780)	3,647,236	1,515,748	82,735,933	2,389,978	(64,872,984)
$10,334,899	$14,935,846	$12,286,373	$147,447,761	$10,139,311	$24,691,037
618,316	409,229	292,081	2,547,845	294,836	971,947
$16.71	$36.50	$42.06	$57.87	$34.39	$25.40
$—	$120,458	$38,513	$422,100	$191,898	$—

See accompanying notes to the financial statements.

236 :: Statements of Assets and Liabilities :: December 31, 2023

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30
ASSETS:
Total Investment Securities, at cost	$3,083,971	$8,319,000	$20,265,595	$6,000
Securities, at value(a)	6,286,346	—	39,654,081	—
Repurchase agreements, at value	209,000	8,319,000	1,796,000	6,000
Total Investment Securities, at value	6,495,346	8,319,000	41,450,081	6,000
Cash	737	265	746	340
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	94	50,000	—
Dividends and interest receivable	23,829	3,588	12,587	3
Receivable for investments sold	—	—	16,943,402	—
Receivable for capital shares issued	27,043	43,017	6,039	—
Unrealized appreciation on swap agreements	204	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	14	30	53	—
TOTAL ASSETS	6,547,173	8,365,994	58,462,908	6,343
LIABILITIES:
Payable for investments purchased	5,904	—	—	—
Payable for collateral for securities loaned	—	—	87,285	—
Payable for capital shares redeemed	38,859	27,741	748	—
Unrealized depreciation on swap agreements	—	90,565	8,099	4
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	3,334	6,424	37,438	4
Management services fees payable	445	856	4,992	1
Administration fees payable	463	688	4,036	—
Administrative services fees payable	2,248	4,220	24,213	1
Distribution fees payable	2,043	5,893	29,062	2
Transfer agency fees payable	809	1,410	7,126	1
Fund accounting fees payable	265	374	2,234	—
Compliance services fees payable	22	38	189	—
Other accrued expenses	5,631	7,897	35,059	7
TOTAL LIABILITIES	60,023	146,106	240,481	20
Commitments and contingencies (Note 4)
NET ASSETS	$6,487,150	$8,219,888	$58,222,427	$6,323
NET ASSETS CONSIST OF:
Capital	$3,213,258	$33,975,618	$33,319,623	$125,890
Total distributable earnings (loss)	3,273,892	(25,755,730)	24,902,804	(119,567)
NET ASSETS	$6,487,150	$8,219,888	$58,222,427	$6,323
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	136,845	183,907	460,603	293
NET ASSET VALUE (offering and redemption price per share):	$47.41	$44.70	$126.40	$21.58
(a) Includes securities on loan valued at:	$—	$—	$59,085	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

December 31, 2023 :: Statements of Assets and Liabilities :: 237

ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap

$515,000	$518,000	$68,000	$4,828,000	$2,266,000	$13,644,711
—	—	—	—	—	9,804,427
515,000	518,000	68,000	4,828,000	2,266,000	5,615,000
515,000	518,000	68,000	4,828,000	2,266,000	15,419,427
901	79	411	1,708	1,006	583
—	—	—	77,880	28,600	57,200
784	315	527	25,404	284	2,013
222	223	29	2,083	977	13,363
—	—	—	—	—	65,753
21	—	—	889	87,089	502
—	1,618	652	21,253	42,131	—
—	—	—	2,680	3,160	—
45	3	32	23	9	26
516,973	520,238	69,651	4,959,920	2,429,256	15,558,867

—	—	—	—	—	5,369
—	—	—	—	—	193,047
315	815	11	575,044	226,951	62,755
1,279	—	—	—	—	97,817
—	—	—	—	—	6,320
356	451	47	2,892	1,365	6,741
48	60	6	385	182	899
44	38	6	369	183	1,011
486	424	31	2,913	1,569	6,346
495	458	28	3,198	1,710	7,120
110	95	11	697	349	1,606
26	23	3	202	100	1,161
3	2	—	19	10	47
624	645	152	4,815	3,007	10,884
3,786	3,011	295	590,534	235,426	401,123

$513,187	$517,227	$69,356	$4,369,386	$2,193,830	$15,157,744

$3,273,391	$3,144,912	$2,670,966	$22,420,682	$8,445,811	$13,532,820
(2,760,204)	(2,627,685)	(2,601,610)	(18,051,296)	(6,251,981)	1,624,924
$513,187	$517,227	$69,356	$4,369,386	$2,193,830	$15,157,744
21,848	20,788	9,307	355,311	99,277	441,916
$23.49	$24.88	$7.45	$12.30	$22.10	$34.30
$—	$—	$—	$—	$—	$179,746

See accompanying notes to the financial statements.

238 :: Statements of Assets and Liabilities :: December 31, 2023

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull
ASSETS:
Total Investment Securities, at cost	$11,673,224	$17,593,032	$23,668,444	$10,911,842
Securities, at value(a)	16,185,238	19,883,320	56,760,282	11,742,369
Repurchase agreements, at value	40,000	81,000	396,000	6,971,000
Total Investment Securities, at value	16,225,238	19,964,320	57,156,282	18,713,369
Cash	534	6,620	373	768
Segregated cash balances for futures contracts with brokers	—	—	—	77,880
Segregated cash balances for swap agreements with custodian	—	—	120,000	752
Dividends and interest receivable	13,228	34,037	9,552	13,846
Receivable for investments sold	54,958	151,195	—	—
Receivable for capital shares issued	—	642	216,776	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses	1,388	1,642	77	1,595
TOTAL ASSETS	16,295,346	20,158,456	57,503,060	18,808,210
LIABILITIES:
Payable for investments purchased	38,547	197,512	—	234
Payable for collateral for securities loaned	19,774	434,846	—	—
Payable for capital shares redeemed	3,360	36,082	244,394	35,203
Unrealized depreciation on swap agreements	—	—	1,552	65,786
Variation margin on futures contracts	—	—	—	3,675
Advisory fees payable	9,102	10,188	36,148	11,314
Management services fees payable	1,213	1,358	4,820	1,509
Administration fees payable	1,136	1,301	4,113	1,303
Administrative services fees payable	5,191	7,421	19,467	6,819
Distribution fees payable	5,534	7,080	30,236	7,688
Transfer agency fees payable	1,997	2,212	7,362	2,234
Fund accounting fees payable	731	857	2,283	871
Compliance services fees payable	55	62	200	63
Other accrued expenses	10,753	12,644	43,470	11,669
TOTAL LIABILITIES	97,393	711,563	394,045	148,368
Commitments and contingencies (Note 4)
NET ASSETS	$16,197,953	$19,446,893	$57,109,015	$18,659,842
NET ASSETS CONSIST OF:
Capital	$11,494,090	$18,880,587	$20,458,770	$25,763,840
Total distributable earnings (loss)	4,703,863	566,306	36,650,245	(7,103,998)
NET ASSETS	$16,197,953	$19,446,893	$57,109,015	$18,659,842
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	539,665	452,691	825,548	621,611
NET ASSET VALUE (offering and redemption price per share):	$30.01	$42.96	$69.18	$30.02
(a) Includes securities on loan valued at:	$19,141	$410,470	$—	$—

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

December 31, 2023 :: Statements of Assets and Liabilities :: 239

ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus

$8,217,338	$115,579,468	$2,000	$595,000	$14,329,417	$10,063,884
6,726,475	126,334,982	—	—	11,954,243	3,650,822
4,228,000	62,044,000	2,000	595,000	5,551,000	6,787,000
10,954,475	188,378,982	2,000	595,000	17,505,243	10,437,822
621	930	876	488	1,258	931
66,440	1,947,000	—	—	42,900	—
284	26,513	471	444	36,455	82
10,484	152,383	1	257	14,683	22,799
6,019	—	—	—	5,054	—
809	646,016	—	16,742	82,792	—
—	—	—	512	—	—
—	—	—	5,972	—	36,207
834	272	—	10	32	22
11,039,966	191,152,096	3,348	619,425	17,688,417	10,497,863

8,577	—	—	—	7,164	—
69,697	564,539	—	—	197,786	—
53	1,938,207	—	247	2,414	638,162
139,090	1,204,215	4	—	437,060	—
10,480	67,000	—	—	4,740	—
5,335	104,083	2	—	7,881	3,313
711	13,878	—	—	1,051	663
689	13,299	—	60	1,145	647
3,620	83,815	—	710	7,079	3,145
2,291	81,332	1	887	6,886	3,549
1,139	23,437	—	184	1,860	1,038
503	7,363	—	32	1,235	357
33	634	—	3	53	30
6,484	117,396	5	2,980	12,287	6,326
248,702	4,219,198	12	5,103	688,641	657,230

$10,791,264	$186,932,898	$3,336	$614,322	$16,999,776	$9,840,633

$9,648,048	$139,183,702	$972,739	$9,385,031	$22,080,963	$18,253,891
1,143,216	47,749,196	(969,403)	(8,770,709)	(5,081,187)	(8,413,258)
$10,791,264	$186,932,898	$3,336	$614,322	$16,999,776	$9,840,633
307,878	6,041,921	1,035	17,357	1,231,143	773,413
$35.05	$30.94	$3.22	$35.39	$13.81	$12.72
$66,880	$542,009	$—	$—	$185,432	$—

See accompanying notes to the financial statements.

240 :: Statements of Assets and Liabilities :: December 31, 2023

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$11,455,715
Securities, at value	25,565,121
Repurchase agreements, at value	380,000
Total Investment Securities, at value	25,945,121
Cash	755
Segregated cash balances for swap agreements with custodian	200,000
Dividends and interest receivable	38,044
Receivable for capital shares issued	7,618
Unrealized appreciation on swap agreements	3,060
Prepaid expenses	87
TOTAL ASSETS	26,194,685
LIABILITIES:
Payable for capital shares redeemed	3,353
Advisory fees payable	12,086
Management services fees payable	1,612
Administration fees payable	1,913
Administrative services fees payable	12,133
Distribution fees payable	12,280
Transfer agency fees payable	3,507
Fund accounting fees payable	1,060
Compliance services fees payable	98
Other accrued expenses	27,652
TOTAL LIABILITIES	75,694
Commitments and contingencies (Note 4)
NET ASSETS	$26,118,991
NET ASSETS CONSIST OF:
Capital	$13,466,342
Total distributable earnings (loss)	12,652,649
NET ASSETS	$26,118,991
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	697,795
NET ASSET VALUE (offering and redemption price per share):	$37.43

Amounts designated as “ – ” are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

242 :: Statements of Operations :: For the Periods Indicated

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023
INVESTMENT INCOME:
Dividends	$—	$256,209	$156,973	$—
Interest	591,498	5,608	1,672	198,645
Foreign tax withholding	—	(29,656)	—	—
Net income from securities lending	—	33,217	695	—
TOTAL INVESTMENT INCOME	591,498	265,378	159,340	198,645
EXPENSES:
Advisory fees	99,635	125,495	32,641	29,866
Management services fees	13,285	16,733	4,352	3,982
Administration fees	13,159	16,927	4,403	4,003
Distribution fees	33,212	41,832	10,880	9,955
Transfer agency fees	11,495	14,647	3,740	3,490
Administrative services fees	31,974	32,043	11,869	9,286
Custody fees	3,398	26,462	670	758
Fund accounting fees	7,361	9,507	2,687	2,257
Trustee fees	182	237	59	52
Compliance services fees	63	97	23	20
Audit fees	11,156	15,202	3,428	3,067
Other fees	4,222	6,408	3,101	1,750
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	229,142	305,590	77,853	68,486
Expenses reduced and reimbursed by the Advisor	(5,285)	(24,437)	(4,083)	(1,511)
Fees paid indirectly	(675)	(43)	(654)	(75)
TOTAL NET EXPENSES	223,182	281,110	73,116	66,900
NET INVESTMENT INCOME (LOSS)	368,316	(15,732)	86,224	131,745
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(305,954)	760,861	1,352,724	—
Net realized gains (losses) on futures contracts	(98,873)	—	—	(47,772)
Net realized gains (losses) on swap agreements	920,083	—	43,139	(961,383)
Change in net unrealized appreciation/depreciation on investment securities	213,536	28,769	(963,156)	—
Change in net unrealized appreciation/depreciation on futures contracts	53,425	—	—	(30,175)
Change in net unrealized appreciation/depreciation on swap agreements	48,722	—	(4,198)	19,034
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	830,939	789,630	428,509	(1,020,296)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,199,255	$773,898	$514,733	$(888,551)

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.
Amounts	designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 243

ProFund VP Biotechnology	ProFund VP Bull	ProFund VP Communication Services†	ProFund VP Consumer Discretionary†	ProFund VP Consumer Staples†	ProFund VP Dow 30
Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023

$203,103	$613,875	$79,297	$174,749	$358,531	$—
38,310	675,780	7,895	15,052	12,863	15,273
—	(160)	—	—	—	—
59,462	17	16	2,398	991	—
300,875	1,289,512	87,208	192,199	372,385	15,273

330,868	380,941	46,068	146,805	96,626	2,342
44,115	50,792	6,142	19,574	12,883	312
44,131	51,552	6,001	19,325	12,976	284
110,289	126,980	15,356	48,935	32,209	781
37,915	44,195	5,265	16,774	11,193	269
78,872	123,094	16,491	52,098	34,180	464
6,336	14,868	1,068	2,968	2,060	47
24,786	30,178	3,472	11,008	7,376	173
615	702	80	257	188	4
275	361	44	132	73	2
38,002	42,994	5,044	16,611	10,459	243
26,305	21,524	3,896	12,756	8,111	192
133	—	—	—	—	—
742,642	888,181	108,927	347,243	228,334	5,113
(133)	(33,962)	(5,700)	(17,005)	(11,864)	—
(5,614)	(911)	(36)	(1,394)	(27)	(24)
736,895	853,308	103,191	328,844	216,443	5,089
(436,020)	436,204	(15,983)	(136,645)	155,942	10,184

18,656,110	460,159	529,478	2,970,225	3,978,736	—
—	364,761	—	—	—	—
(203,386)	1,844,366	34,021	149,001	(4,883)	27,755
(14,273,491)	7,401,020	1,095,002	2,211,406	(3,478,576)	—
—	137,841	—	—	—	—
(2,782)	(54,648)	(1,048)	2,438	2,550	1,061
4,176,451	10,153,499	1,657,453	5,333,070	497,827	28,816
$3,740,431	$10,589,703	$1,641,470	$5,196,425	$653,769	$39,000

See accompanying notes to the financial statements.

244 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Emerging Markets	ProFund VP Energy†	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023
INVESTMENT INCOME:
Dividends	$585,181	$1,766,806	$557,231	$—
Interest	54,229	38,074	2,933	44,102
Foreign tax withholding	(61,668)	—	(41,450)	—
Net income from securities lending	11,681	—	11,001	—
TOTAL INVESTMENT INCOME	589,423	1,804,880	529,715	44,102
EXPENSES:
Advisory fees	150,323	395,331	113,198	6,672
Management services fees	20,043	52,710	15,093	890
Administration fees	20,170	53,130	14,630	887
Distribution fees	50,108	131,777	37,733	2,224
Transfer agency fees	17,356	45,682	12,863	776
Administrative services fees	46,969	131,486	31,978	2,080
Custody fees	18,251	8,194	15,842	7,728
Fund accounting fees	11,315	29,431	8,367	500
Trustee fees	283	722	205	13
Compliance services fees	132	276	94	8
Audit fees	17,204	46,207	12,015	746
Legal fees	2,197	4,489	1,642	84
Licensing fees	3,934	13,688	—	3,640
Other fees	4,827	10,797	3,479	168
Total Gross Expenses before reductions	363,112	923,920	267,139	26,416
Expenses reduced and reimbursed by the Advisor	(26,147)	(32,139)	(13,535)	(11,432)
Fees paid indirectly	(160)	(6,241)	(41)	(40)
TOTAL NET EXPENSES	336,805	885,540	253,563	14,944
NET INVESTMENT INCOME (LOSS)	252,618	919,340	276,152	29,158
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,100,353)	4,880,144	1,625,865	—
Net realized gains (losses) on swap agreements	161,207	33,459	—	—
Net realized gains (losses) on forward currency contracts	—	—	—	(29,550)
Change in net unrealized appreciation/depreciation on investment securities	2,904,310	(7,993,316)	439,201	—
Change in net unrealized appreciation/depreciation on swap agreements	32,338	(31,787)	—	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	18,107
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,997,502	(3,111,500)	2,065,066	(11,443)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,250,120	$(2,192,160)	$2,341,218	$17,715

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.
(a)	Amount includes $42,708 of contractual expense reductions and an additional $90,405 of voluntary expense reductions.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 245

ProFund VP Financials	ProFund VP Government Money Market		ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
Year Ended December 31, 2023	Year Ended December 31, 2023		Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023

$487,371	$—		$635,089	$253,989	$—	$24,474
20,712	1,742,932		27,637	17,761	567,046	10,783
—	—		—	(7)	—	—
318	—		41	147	—	37
508,401	1,742,932		662,767	271,890	567,046	35,294

191,220	263,452		284,138	107,720	87,352	78,325
25,496	35,127		37,885	14,363	11,647	10,443
25,670	15,501		37,762	14,295	10,676	10,354
63,740	—		94,713	35,907	29,118	26,108
22,135	30,387		32,716	12,351	10,100	9,003
60,733	—		91,784	37,168	28,606	27,444
4,637	14,795		5,861	2,291	1,835	1,662
14,581	20,420		21,295	8,288	6,490	5,928
353	475		524	196	166	140
142	208		217	101	81	72
22,616	26,224		29,971	11,631	9,716	8,342
2,978	35,829		4,165	1,620	1,181	1,417
6,798	—		10,122	3,901	—	2,228
6,330	7,802		9,435	3,499	2,698	2,747
447,429	450,220		660,588	253,331	199,666	184,213
(18,635)	(133,113	)(a)	(21,931)	(11,989)	(3,260)	(8,311)
(461)	(965)		(2,188)	(43)	(742)	(454)
428,333	316,142		636,469	241,299	195,664	175,448
80,068	1,426,790		26,298	30,591	371,382	(140,154)

3,778,799	(3,129)		2,536,726	2,460,993	—	(614,649)
78,930	—		(25,825)	90,982	1,289,268	79,702
—	—		—	—	—	—
(805,337)	—		(2,454,479)	(481,594)	—	4,732,087
228	—		7,249	(125)	49,724	(2,386)
—	—		—	—	—	—
3,052,620	(3,129)		63,671	2,070,256	1,338,992	4,194,754
$3,132,688	$1,423,661		$89,969	$2,100,847	$1,710,374	$4,054,600

See accompanying notes to the financial statements.

246 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials†
	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023
INVESTMENT INCOME:
Dividends	$—	$272,955	$330,416	$309,186
Interest	504,219	3,684	1,978	11,380
Foreign tax withholding	—	(94)	(56)	—
Net income from securities lending	—	—	14	114
TOTAL INVESTMENT INCOME	504,219	276,545	332,352	320,680
EXPENSES:
Advisory fees	76,552	157,529	123,169	115,369
Management services fees	10,207	21,004	16,423	15,382
Administration fees	10,022	20,554	16,211	15,345
Distribution fees	25,517	52,510	41,056	38,456
Transfer agency fees	8,852	18,191	14,165	13,267
Administrative services fees	26,548	59,800	46,209	39,918
Custody fees	1,670	4,643	3,534	2,384
Fund accounting fees	5,691	12,516	10,533	8,630
Trustee fees	139	279	222	216
Compliance services fees	84	140	115	95
Audit fees	8,143	16,474	12,951	13,225
Other fees	3,057	9,502	7,090	9,385
Total Gross Expenses before reductions	176,482	373,142	291,678	271,672
Expenses reduced and reimbursed by the Advisor	(4,399)	(20,250)	(15,754)	(10,939)
Fees paid indirectly	(606)	(27)	(25)	(2,309)
TOTAL NET EXPENSES	171,477	352,865	275,899	258,424
NET INVESTMENT INCOME (LOSS)	332,742	(76,320)	56,453	62,256
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	502,885	1,750,291	1,284,267
Net realized gains (losses) on futures contracts	2,142,128	—	—	—
Net realized gains (losses) on swap agreements	9,185	—	—	(10,275)
Change in net unrealized appreciation/depreciation on investment securities	—	4,578,455	1,221,262	105,978
Change in net unrealized appreciation/depreciation on futures contracts	396,411	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	2,423	—	—	1,377
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,550,147	5,081,340	2,971,553	1,381,347
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,882,889	$5,005,020	$3,028,006	$1,443,603

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 247

ProFund VP Mid-Cap	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023

$—	$163,268	$216,625	$725,098	$168,786	$—
482,511	2,614	1,780	1,815,727	8,098	1,228,260
—	—	—	(894)	—	—
—	34	2,786	25,076	25,074	—
482,511	165,916	221,191	2,565,007	201,958	1,228,260

74,295	97,015	88,886	853,745	85,761	186,883
9,906	12,935	11,851	113,832	11,435	24,918
10,092	12,849	11,999	111,226	11,402	22,699
24,765	32,338	29,629	284,581	28,587	62,294
8,605	11,198	10,298	97,351	9,852	21,642
24,404	40,833	36,077	283,830	29,070	65,614
1,555	3,590	2,921	18,077	1,933	3,734
5,532	8,060	7,676	62,818	6,473	13,913
139	182	168	1,506	160	344
56	79	69	841	61	151
8,489	10,274	9,368	94,698	10,140	21,510
4,901	6,134	5,857	84,660	6,979	13,920
172,739	235,487	214,799	2,007,165	201,853	437,622
(6,049)	(18,145)	(15,677)	(92,706)	(8,293)	(18,243)
(269)	(28)	(27)	(2,067)	(1,456)	(760)
166,421	217,314	199,095	1,912,392	192,104	418,619
316,090	(51,398)	22,096	652,615	9,854	809,641

—	776,856	952,080	7,851,405	881,770	—
22,023	—	—	2,963,806	—	—
799,667	—	—	7,477,324	(15,087)	(524,896)
—	1,066,370	483,647	23,883,856	(1,685,711)	—
110,659	—	—	1,056,265	—	—
(68,565)	—	—	(237,716)	2,112	(142,864)
863,784	1,843,226	1,435,727	42,994,940	(816,916)	(667,760)
$1,179,874	$1,791,828	$1,457,823	$43,647,555	$(807,062)	$141,881

See accompanying notes to the financial statements.

248 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30
	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023
INVESTMENT INCOME:
Dividends	$166,327	$—	$379,999	$—
Interest	6,387	565,499	46,993	315
Foreign tax withholding	—	—	(1,694)	—
Net income from securities lending	3	—	574	—
TOTAL INVESTMENT INCOME	172,717	565,499	425,872	315
EXPENSES:
Advisory fees	42,349	86,931	283,606	51
Management services fees	5,647	11,591	37,814	7
Administration fees	5,687	11,919	35,818	6
Distribution fees	14,116	28,977	94,535	18
Transfer agency fees	4,928	10,013	32,122	6
Administrative services fees	16,743	23,615	84,604	4
Custody fees	878	2,036	5,676	1
Fund accounting fees	3,309	6,431	20,724	4
Trustee fees	79	159	467	—
Compliance services fees	26	42	372	—
Audit fees	4,506	9,283	28,970	6
Licensing fees	1,541	—	8,110	2
Other fees	2,029	2,787	11,458	3
Recoupment of prior expenses reduced by the Advisor	—	520	—	8
Total Gross Expenses before reductions	101,838	194,304	644,276	116
Expenses reduced and reimbursed by the Advisor	(6,954)	(520)	(4,579)	—
Fees paid indirectly	(23)	(394)	(4,420)	(1)
TOTAL NET EXPENSES	94,861	193,390	635,277	115
NET INVESTMENT INCOME (LOSS)	77,856	372,109	(209,405)	200
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	462,471	—	4,349,830	—
Net realized gains (losses) on futures contracts	—	31,011	—	—
Net realized gains (losses) on swap agreements	22,288	1,457,750	630,814	(725)
Change in net unrealized appreciation/depreciation on investment securities	22,464	—	16,037,196	—
Change in net unrealized appreciation/depreciation on futures contracts	—	198	—	—
Change in net unrealized appreciation/depreciation on swap agreements	642	(1,838,773)	(7,321)	(25)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	507,865	(349,814)	21,010,519	(750)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$585,721	$22,295	$20,801,114	$(550)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 249

ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023

$—	$—	$—	$—	$—	$115,852
45,090	45,274	10,850	311,500	164,758	157,470
—	—	—	—	—	(101)
—	—	—	—	—	6,116
45,090	45,274	10,850	311,500	164,758	279,337

6,771	6,863	1,645	47,544	24,725	83,285
903	915	219	6,339	3,296	11,105
862	827	200	6,789	3,237	11,165
2,257	2,288	548	15,848	8,241	27,762
786	802	192	5,546	2,886	9,519
2,184	2,103	678	15,313	7,651	24,841
209	175	23	1,125	493	2,021
503	516	124	3,571	1,865	13,095
14	12	3	88	42	148
2	—	—	18	25	70
790	865	179	5,748	2,887	9,449
205	—	45	2,412	3,363	11,314
297	225	83	2,320	1,014	4,097
—	105	—	—	—	—
15,783	15,696	3,939	112,661	59,725	207,871
(575)	(287)	(235)	(5,419)	(4,242)	(21,157)
(41)	(35)	(19)	(746)	(98)	(155)
15,167	15,374	3,685	106,496	55,385	186,559
29,923	29,900	7,165	205,004	109,373	92,778

—	—	—	—	—	86,952
—	—	—	(198,405)	5,429	(11,227)
(171,679)	(266,232)	(15,901)	(2,881,315)	(518,815)	666,745
—	—	—	—	—	1,001,951
—	—	—	(72,475)	(16,819)	33,603
(10,176)	(15,871)	539	82,591	68,345	(113,397)
(181,855)	(282,103)	(15,362)	(3,069,604)	(461,860)	1,664,627
$(151,932)	$(252,203)	$(8,197)	$(2,864,600)	$(352,487)	$1,757,405

See accompanying notes to the financial statements.

250 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull
	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023
INVESTMENT INCOME:
Dividends	$204,343	$338,176	$412,381	$181,690
Interest	2,005	2,280	36,134	205,156
Foreign tax withholding	(1)	(1)	(704)	(46)
Net income from securities lending	875	3,881	280	5
TOTAL INVESTMENT INCOME	207,222	344,336	448,091	386,805
EXPENSES:
Advisory fees	108,440	131,910	333,556	116,113
Management services fees	14,459	17,588	44,474	15,481
Administration fees	14,469	17,797	43,305	15,360
Distribution fees	36,147	43,970	111,185	38,704
Transfer agency fees	12,524	15,188	37,899	13,395
Administrative services fees	38,395	46,266	77,492	38,514
Custody fees	3,250	3,980	6,650	2,760
Fund accounting fees	9,266	11,374	24,612	10,428
Trustee fees	200	248	577	217
Compliance services fees	89	95	353	116
Audit fees	11,858	15,489	34,754	12,095
Licensing fees	1,649	2,198	13,219	1,379
Other fees	5,542	6,181	14,962	4,880
Recoupment of prior expenses reduced by the Advisor	—	—	224	—
Total Gross Expenses before reductions	256,288	312,284	743,262	269,442
Expenses reduced and reimbursed by the Advisor	(13,352)	(16,734)	(224)	(5,476)
Fees paid indirectly	(30)	(71)	(5,650)	(577)
TOTAL NET EXPENSES	242,906	295,479	737,388	263,389
NET INVESTMENT INCOME (LOSS)	(35,684)	48,857	(289,297)	123,416
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,029,511	1,656,001	5,584,447	(105,415)
Net realized gains (losses) on futures contracts	—	—	—	63,448
Net realized gains (losses) on swap agreements	—	—	192,850	3,000,364
Change in net unrealized appreciation/depreciation on investment securities	1,107,875	316,339	12,775,820	2,248,037
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	69,107
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(1,755)	(91,520)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,137,386	1,972,340	18,551,362	5,184,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,101,702	$2,021,197	$18,262,065	$5,307,437

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 251

ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023	Year Ended December 31, 2023

$98,395	$923,923	$—	$—	$138,119	$—
115,693	2,098,454	168	107,498	175,885	404,001
—	(1,074)	—	—	(125)	—
810	30,928	—	—	8,117	—
214,898	3,052,231	168	107,498	321,996	404,001

66,292	1,066,825	30	15,877	100,713	44,073
8,839	142,242	4	2,117	13,428	8,815
8,908	138,236	4	2,185	13,351	8,294
22,097	355,608	10	5,292	33,571	22,036
7,651	121,404	3	1,897	11,470	7,632
26,277	386,868	1	4,234	35,997	22,108
1,622	23,633	1	2,249	2,601	1,185
6,361	78,222	2	1,222	14,311	4,912
124	1,881	—	24	184	126
55	1,104	—	—	85	54
7,138	117,715	3	1,885	11,442	7,545
960	56,755	1	709	13,165	—
3,230	50,294	2	837	5,130	3,402
—	—	—	—	—	—
159,554	2,540,787	61	38,528	255,448	130,182
(10,789)	(144,730)	—	(2,885)	(28,413)	(8,189)
(271)	(6,399)	(1)	(78)	(1,440)	(352)
148,494	2,389,658	60	35,565	225,595	121,641
66,404	662,573	108	71,933	96,401	282,360

235,456	2,621,980	—	—	(36,849)	(433,280)
2,703	2,210,481	—	—	(100,060)	(15,063)
788,875	58,936,084	(852)	(3,436,585)	2,149,332	(982,761)
573,948	32,946,042	—	—	1,139,579	370,911
79,879	1,531,408	—	—	66,153	595
(109,837)	(2,202,077)	(28)	115,117	(523,117)	583,144
1,571,024	96,043,918	(880)	(3,321,468)	2,695,038	(476,454)
$1,637,428	$96,706,491	$(772)	$(3,249,535)	$2,791,439	$(194,094)

See accompanying notes to the financial statements.

252 :: Statements of Operations :: For the Periods Indicated

ProFund VP Utilities
Year Ended December 31, 2023
INVESTMENT INCOME:
Dividends	$960,791
Interest	15,704
TOTAL INVESTMENT INCOME	976,495
EXPENSES:
Advisory fees	230,758
Management services fees	30,768
Administration fees	30,962
Distribution fees	76,919
Transfer agency fees	26,750
Administrative services fees	82,266
Custody fees	5,692
Fund accounting fees	17,303
Trustee fees	431
Compliance services fees	140
Other fees	45,768
Total Gross Expenses before reductions	547,757
Expenses reduced and reimbursed by the Advisor	(26,520)
Fees paid indirectly	(4,339)
TOTAL NET EXPENSES	516,898
NET INVESTMENT INCOME (LOSS)	459,597
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	847,725
Net realized gains (losses) on swap agreements	(150,240)
Change in net unrealized appreciation/depreciation on investment securities	(4,319,837)
Change in net unrealized appreciation/depreciation on swap agreements	3,788
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,618,564)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,158,967)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund Access VP High Yield		ProFund VP Asia 30
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$368,316	$62,091	$(15,732)	$(75,929)
Net realized gains (losses) on investments	515,256	(2,553,224)	760,861	(3,806,589)
Change in net unrealized appreciation/depreciation on investments	315,683	483,675	28,769	(1,619,551)
Change in net assets resulting from operations	1,199,255	(2,007,458)	773,898	(5,502,069)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(811,910)	(595,085)	(687,226)	(2,327,623)
Change in net assets resulting from distributions	(811,910)	(595,085)	(687,226)	(2,327,623)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,420,442	44,436,374	26,284,747	32,922,526
Distributions reinvested	811,910	595,085	687,226	2,327,623
Value of shares redeemed	(24,154,285)	(40,738,828)	(29,554,525)	(31,586,574)
Change in net assets resulting from capital transactions	(921,933)	4,292,631	(2,582,552)	3,663,575
Change in net assets	(534,588)	1,690,088	(2,495,880)	(4,166,117)
NET ASSETS:
Beginning of period	17,015,123	15,325,035	17,740,919	21,907,036
End of period	$16,480,535	$17,015,123	$15,245,039	$17,740,919
SHARE TRANSACTIONS:
Issued	927,714	1,817,830	710,106	859,190
Reinvested	33,694	25,215	18,664	60,083
Redeemed	(1,017,129)	(1,699,852)	(799,368)	(830,232)
Change in shares	(55,721)	143,193	(70,598)	89,041

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

ProFund VP Banks		ProFund VP Bear		ProFund VP Biotechnology
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$86,224	$65,310	$131,745	$7,959	$(436,020)	$(95,403)
1,395,863	(3,099,727)	(1,009,155)	149,545	18,452,724	5,656,285
(967,354)	(1,480,779)	(11,141)	(9,355)	(14,276,273)	(10,675,556)
514,733	(4,515,196)	(888,551)	148,149	3,740,431	(5,114,674)

(65,310)	(49,018)	(7,959)	—	(6,518,064)	(8,817,118)
(65,310)	(49,018)	(7,959)	—	(6,518,064)	(8,817,118)

17,768,471	52,079,786	27,476,028	33,511,378	14,614,174	15,974,231
65,310	49,018	7,959	—	6,518,064	8,817,118
(17,163,970)	(50,568,806)	(28,791,566)	(30,258,589)	(23,215,452)	(23,263,017)
669,811	1,559,998	(1,307,579)	3,252,789	(2,083,214)	1,528,332
1,119,234	(3,004,216)	(2,204,089)	3,400,938	(4,860,847)	(12,403,460)

4,496,097	7,500,313	4,957,759	1,556,821	49,394,941	61,798,401
$5,615,331	$4,496,097	$2,753,670	$4,957,759	$44,534,094	$49,394,941

760,184	1,642,940	1,735,673	2,004,731	224,669	226,037
2,738	1,896	543	—	104,607	138,329
(736,795)	(1,702,830)	(1,835,810)	(1,820,764)	(360,853)	(319,842)
26,127	(57,994)	(99,594)	183,967	(31,577)	44,524

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Bull		ProFund VP Communication Services†
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$436,204	$(47,190)	$(15,983)	$58,848
Net realized gains (losses) on investments	2,669,286	9,339,497	563,499	(29,548)
Change in net unrealized appreciation/depreciation on investments	7,484,213	(21,705,167)	1,093,954	(1,449,723)
Change in net assets resulting from operations	10,589,703	(12,412,860)	1,641,470	(1,420,423)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(8,734,170)	(5,485,715)	(58,848)	(103,492)
Change in net assets resulting from distributions	(8,734,170)	(5,485,715)	(58,848)	(103,492)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	253,581,624	400,592,292	14,277,364	5,874,156
Distributions reinvested	8,734,170	5,485,715	58,848	103,492
Value of shares redeemed	(253,403,377)	(410,109,918)	(11,314,338)	(8,027,690)
Change in net assets resulting from capital transactions	8,912,417	(4,031,911)	3,021,874	(2,050,042)
Change in net assets	10,767,950	(21,930,486)	4,604,496	(3,573,957)
NET ASSETS:
Beginning of period	43,609,328	65,539,814	3,863,608	7,437,565
End of period	$54,377,278	$43,609,328	$8,468,104	$3,863,608
SHARE TRANSACTIONS:
Issued	5,150,134	7,707,265	420,816	181,610
Reinvested	180,160	107,563	1,699	3,343
Redeemed	(5,150,006)	(7,851,294)	(332,842)	(249,531)
Change in shares	180,288	(36,466)	89,673	(64,578)

†  As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

ProFund VP Consumer Discretionary†		ProFund VP Consumer Staples†		ProFund VP Dow 30
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$(136,645)	$(144,273)	$155,942	$23,329	$10,184	$129
3,119,226	1,127,914	3,973,853	1,966,818	27,755	(28,325)
2,213,844	(9,632,703)	(3,476,026)	(6,711,467)	1,061	(1,081)
5,196,425	(8,649,062)	653,769	(4,721,320)	39,000	(29,277)

(1,013,997)	(200,611)	(1,806,155)	(536,211)	(129)	(44,674)
(1,013,997)	(200,611)	(1,806,155)	(536,211)	(129)	(44,674)

20,804,904	11,309,582	21,587,164	26,061,013	66,036	535,735
1,013,997	200,611	1,806,155	536,211	129	44,674
(17,670,071)	(18,090,599)	(22,952,398)	(36,255,836)	(47,363)	(455,885)
4,148,830	(6,580,406)	440,921	(9,658,612)	18,802	124,524
8,331,258	(15,430,079)	(711,465)	(14,916,143)	57,673	50,573

15,454,370	30,884,449	11,460,248	26,376,391	269,063	218,490
$23,785,628	$15,454,370	$10,748,783	$11,460,248	$326,736	$269,063

341,729	187,135	430,243	447,064	3,576	22,700
15,948	3,559	39,137	9,728	7	2,524
(292,307)	(294,841)	(453,961)	(608,397)	(2,546)	(19,542)
65,370	(104,147)	15,419	(151,605)	1,037	5,682

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Emerging Markets		ProFund VP Energy†
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$252,618	$422,178	$919,340	$1,185,447
Net realized gains (losses) on investments	(939,146)	(2,082,097)	4,913,603	(1,327,415)
Change in net unrealized appreciation/depreciation on investments	2,936,648	(1,964,235)	(8,025,103)	19,554,355
Change in net assets resulting from operations	2,250,120	(3,624,154)	(2,192,160)	19,412,387
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(422,942)	(110,840)	(1,187,917)	(658,231)
Change in net assets resulting from distributions	(422,942)	(110,840)	(1,187,917)	(658,231)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	42,111,695	20,185,052	63,553,956	88,718,351
Distributions reinvested	422,942	110,840	1,187,917	658,231
Value of shares redeemed	(42,322,174)	(17,509,617)	(80,016,805)	(75,784,826)
Change in net assets resulting from capital transactions	212,463	2,786,275	(15,274,932)	13,591,756
Change in net assets	2,039,641	(948,719)	(18,655,009)	32,345,912
NET ASSETS:
Beginning of period	18,753,486	19,702,205	63,086,307	30,740,395
End of period	$20,793,127	$18,753,486	$44,431,298	$63,086,307
SHARE TRANSACTIONS:
Issued	1,558,819	755,267	1,488,405	2,292,207
Reinvested	15,035	4,104	27,665	14,818
Redeemed	(1,588,522)	(665,593)	(1,887,214)	(1,978,836)
Change in shares	(14,668)	93,778	(371,144)	328,189

†  As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

ProFund VP Europe 30		ProFund VP Falling U.S. Dollar		ProFund VP Financials
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$276,152	$281,759	$29,158	$(239)	$80,068	$106,491
1,625,865	(677,134)	(29,550)	(46,979)	3,857,729	1,716,453
439,201	(1,436,160)	18,107	5,679	(805,109)	(7,781,330)
2,341,218	(1,831,535)	17,715	(41,539)	3,132,688	(5,958,386)

(314,873)	(955,024)	—	—	(1,185,841)	(382,049)
(314,873)	(955,024)	—	—	(1,185,841)	(382,049)

18,506,199	21,449,924	4,147,988	2,067,946	14,981,050	21,383,976
314,873	955,024	—	—	1,185,841	382,049
(19,922,531)	(22,728,116)	(3,520,351)	(2,002,026)	(18,603,936)	(29,831,243)
(1,101,459)	(323,168)	627,637	65,920	(2,437,045)	(8,065,218)
924,886	(3,109,727)	645,352	24,381	(490,198)	(14,405,653)

14,379,146	17,488,873	505,165	480,784	27,394,941	41,800,594
$15,304,032	$14,379,146	$1,150,517	$505,165	$26,904,743	$27,394,941

770,224	894,362	272,172	139,678	351,510	475,165
12,926	40,605	—	—	27,533	8,928
(830,659)	(979,117)	(231,825)	(135,261)	(441,916)	(664,414)
(47,509)	(44,150)	40,347	4,417	(62,873)	(180,321)

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Government Money Market		ProFund VP Health Care
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,426,790	$375,075	$26,298	$(90,104)
Net realized gains (losses) on investments	(3,129)	—	2,510,901	4,712,794
Change in net unrealized appreciation/depreciation on investments	—	—	(2,447,230)	(9,084,587)
Change in net assets resulting from operations	1,423,661	375,075	89,969	(4,461,897)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,426,790)	(375,075)	(4,450,779)	(2,591,704)
Change in net assets resulting from distributions	(1,426,790)	(375,075)	(4,450,779)	(2,591,704)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	61,053,891	92,995,771	14,323,232	36,697,592
Distributions reinvested	1,426,790	375,075	4,450,779	2,591,704
Value of shares redeemed	(68,159,276)	(103,098,329)	(20,807,961)	(44,277,294)
Change in net assets resulting from capital transactions	(5,678,595)	(9,727,483)	(2,033,950)	(4,987,998)
Change in net assets	(5,681,724)	(9,727,483)	(6,394,760)	(12,041,599)
NET ASSETS:
Beginning of period	36,622,267	46,349,750	43,635,442	55,677,041
End of period	$30,940,543	$36,622,267	$37,240,682	$43,635,442
SHARE TRANSACTIONS:
Issued	61,053,891	92,995,771	208,135	489,490
Reinvested	1,426,790	375,075	67,040	36,982
Redeemed	(68,159,276)	(103,098,329)	(303,072)	(602,531)
Change in shares	(5,678,595)	(9,727,483)	(27,897)	(76,059)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

ProFund VP Industrials		ProFund VP International		ProFund VP Internet
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$30,591	$(28,146)	$371,382	$(16,376)	$(140,154)	$(155,478)
2,551,975	1,578,871	1,289,268	(2,137,123)	(534,947)	1,349,996
(481,719)	(4,572,988)	49,724	(29,429)	4,729,701	(9,204,485)
2,100,847	(3,022,263)	1,710,374	(2,182,928)	4,054,600	(8,009,967)

(1,349,793)	(189,895)	—	(461,505)	(1,717,154)	(3,971,476)
(1,349,793)	(189,895)	—	(461,505)	(1,717,154)	(3,971,476)

14,836,576	21,624,152	25,815,900	23,720,266	16,807,660	7,038,560
1,349,793	189,895	—	461,505	1,717,154	3,971,476
(15,398,360)	(26,212,020)	(29,839,567)	(20,916,178)	(16,503,992)	(10,427,465)
788,009	(4,397,973)	(4,023,667)	3,265,593	2,020,822	582,571
1,539,063	(7,610,131)	(2,313,293)	621,160	4,358,268	(11,398,872)

14,193,705	21,803,836	12,772,400	12,151,240	8,133,193	19,532,065
$15,732,768	$14,193,705	$10,459,107	$12,772,400	$12,491,461	$8,133,193

173,517	257,965	1,336,784	1,257,801	864,806	282,005
15,858	2,314	—	25,469	89,669	212,720
(182,874)	(307,455)	(1,545,832)	(1,110,120)	(856,985)	(379,441)
6,501	(47,176)	(209,048)	173,150	97,490	115,284

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Japan		ProFund VP Large-Cap Growth
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$332,742	$(14,899)	$(76,320)	$(162,770)
Net realized gains (losses) on investments	2,151,313	(141,613)	502,885	3,969,445
Change in net unrealized appreciation/depreciation on investments	398,834	(710,798)	4,578,455	(13,632,308)
Change in net assets resulting from operations	2,882,889	(867,310)	5,005,020	(9,825,633)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(356,845)	(3,728,772)	(3,738,973)
Change in net assets resulting from distributions	—	(356,845)	(3,728,772)	(3,738,973)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,283,643	14,334,969	41,392,771	27,795,127
Distributions reinvested	—	356,845	3,728,772	3,738,973
Value of shares redeemed	(26,867,059)	(13,280,422)	(36,111,609)	(39,350,296)
Change in net assets resulting from capital transactions	416,584	1,411,392	9,009,934	(7,816,196)
Change in net assets	3,299,473	187,237	10,286,182	(21,380,802)
NET ASSETS:
Beginning of period	7,448,160	7,260,923	15,799,351	37,180,153
End of period	$10,747,633	$7,448,160	$26,085,533	$15,799,351
SHARE TRANSACTIONS:
Issued	464,023	275,627	818,298	423,483
Reinvested	—	6,861	75,131	71,505
Redeemed	(452,888)	(256,750)	(719,484)	(596,016)
Change in shares	11,135	25,738	173,945	(101,028)

†  As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

ProFund VP Large-Cap Value		ProFund VP Materials†		ProFund VP Mid-Cap
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$56,453	$82,914	$62,256	$72,950	$316,090	$(26,669)
1,750,291	1,109,713	1,273,992	(660,092)	821,690	(2,340,273)
1,221,262	(2,760,448)	107,355	(2,138,111)	42,094	(189,000)
3,028,006	(1,567,821)	1,443,603	(2,725,253)	1,179,874	(2,555,942)

(1,320,536)	(273,776)	(72,950)	(191,880)	—	(2,431,456)
(1,320,536)	(273,776)	(72,950)	(191,880)	—	(2,431,456)

23,347,451	34,906,014	16,838,021	20,908,816	6,141,545	13,095,082
1,320,536	273,776	72,950	191,880	—	2,431,456
(22,062,238)	(35,229,655)	(17,240,316)	(21,898,854)	(6,979,186)	(16,396,855)
2,605,749	(49,865)	(329,345)	(798,158)	(837,641)	(870,317)
4,313,219	(1,891,462)	1,041,308	(3,715,291)	342,233	(5,857,715)

15,985,581	17,877,043	13,568,248	17,283,539	9,992,666	15,850,381
$20,298,800	$15,985,581	$14,609,556	$13,568,248	$10,334,899	$9,992,666

489,591	742,108	207,340	253,374	393,098	841,147
27,511	6,064	858	2,370	—	162,857
(468,527)	(756,249)	(214,872)	(281,628)	(455,664)	(1,061,480)
48,575	(8,077)	(6,674)	(25,884)	(62,566)	(57,476)

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Mid-Cap Growth		ProFund VP Mid-Cap Value
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,398)	$(78,939)	$22,096	$35,048
Net realized gains (losses) on investments	776,856	286,094	952,080	690,426
Change in net unrealized appreciation/depreciation on investments	1,066,370	(4,167,629)	483,647	(2,711,169)
Change in net assets resulting from operations	1,791,828	(3,960,474)	1,457,823	(1,985,695)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(81,372)	(2,989,337)	(729,248)	(2,127,084)
Change in net assets resulting from distributions	(81,372)	(2,989,337)	(729,248)	(2,127,084)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,462,109	9,312,671	12,290,011	22,888,416
Distributions reinvested	81,372	2,989,337	729,248	2,127,084
Value of shares redeemed	(14,272,417)	(14,100,005)	(14,653,488)	(26,392,119)
Change in net assets resulting from capital transactions	1,271,064	(1,797,997)	(1,634,229)	(1,376,619)
Change in net assets	2,981,520	(8,747,808)	(905,654)	(5,489,398)
NET ASSETS:
Beginning of period	11,954,326	20,702,134	13,192,027	18,681,425
End of period	$14,935,846	$11,954,326	$12,286,373	$13,192,027
SHARE TRANSACTIONS:
Issued	454,821	261,067	299,831	514,499
Reinvested	2,272	92,065	17,896	53,417
Redeemed	(424,420)	(384,421)	(359,525)	(604,225)
Change in shares	32,673	(31,289)	(41,798)	(36,309)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 265

ProFund VP Nasdaq-100		ProFund VP Pharmaceuticals		ProFund VP Precious Metals
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$652,615	$(661,700)	$9,854	$58,210	$809,641	$(93,062)
18,292,535	1,190,985	866,683	551,096	(524,896)	(2,654,144)
24,702,405	(50,204,131)	(1,683,599)	(1,719,754)	(142,864)	(887,579)
43,647,555	(49,674,846)	(807,062)	(1,110,448)	141,881	(3,634,785)

(620,919)	(19,959,331)	(289,591)	(851,403)	—	—
(620,919)	(19,959,331)	(289,591)	(851,403)	—	—

360,891,421	882,649,055	13,170,954	13,523,441	80,804,420	63,424,036
620,919	19,959,331	289,591	851,403	—	—
(333,625,941)	(934,020,910)	(15,751,659)	(15,676,413)	(83,483,270)	(62,765,713)
27,886,399	(31,412,524)	(2,291,114)	(1,301,569)	(2,678,850)	658,323
70,913,035	(101,046,701)	(3,387,767)	(3,263,420)	(2,536,969)	(2,976,462)

76,534,726	177,581,427	13,527,078	16,790,498	27,228,006	30,204,468
$147,447,761	$76,534,726	$10,139,311	$13,527,078	$24,691,037	$27,228,006

7,535,148	17,100,055	380,619	349,435	3,251,531	2,291,136
11,550	462,450	8,324	22,459	—	—
(7,001,820)	(17,963,588)	(456,701)	(407,558)	(3,367,491)	(2,276,907)
544,878	(401,083)	(67,758)	(35,664)	(115,960)	14,229

See accompanying notes to the financial statements.

266 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Real Estate		ProFund VP Rising Rates Opportunity
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$77,856	$40,129	$372,109	$16,031
Net realized gains (losses) on investments	484,759	1,540,894	1,488,761	3,987,739
Change in net unrealized appreciation/depreciation on investments	23,106	(4,854,096)	(1,838,575)	1,733,692
Change in net assets resulting from operations	585,721	(3,273,073)	22,295	5,737,462
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,257,502)	(603,190)	(16,031)	—
Change in net assets resulting from distributions	(1,257,502)	(603,190)	(16,031)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,733,360	11,092,028	18,407,181	46,824,952
Distributions reinvested	1,257,502	603,190	16,031	—
Value of shares redeemed	(6,427,445)	(16,150,682)	(27,199,202)	(41,462,432)
Change in net assets resulting from capital transactions	1,563,417	(4,455,464)	(8,775,990)	5,362,520
Change in net assets	891,636	(8,331,727)	(8,769,726)	11,099,982
NET ASSETS:
Beginning of period	5,595,514	13,927,241	16,989,614	5,889,632
End of period	$6,487,150	$5,595,514	$8,219,888	$16,989,614
SHARE TRANSACTIONS:
Issued	140,697	162,738	408,381	1,308,759
Reinvested	27,533	10,026	367	—
Redeemed	(134,577)	(244,346)	(611,063)	(1,134,716)
Change in shares	33,653	(71,582)	(202,315)	174,043

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 267

ProFund VP Semiconductor		ProFund VP Short Dow 30		ProFund VP Short Emerging Markets
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$(209,405)	$(43,864)	$200	$(12)	$29,923	$2,065
4,980,644	120,891	(725)	322	(171,679)	12,346
16,029,875	(7,347,846)	(25)	28	(10,176)	20,479
20,801,114	(7,270,819)	(550)	338	(151,932)	34,890

(397,743)	(697,508)	—	—	(4,519)	(13,998)
(397,743)	(697,508)	—	—	(4,519)	(13,998)

56,390,693	29,075,888	—	—	7,523,971	23,147,149
397,743	697,508	—	—	4,519	13,998
(26,873,463)	(35,210,883)	(163)	(52)	(7,721,018)	(23,031,353)
29,914,973	(5,437,487)	(163)	(52)	(192,528)	129,794
50,318,344	(13,405,814)	(713)	286	(348,979)	150,686

7,904,083	21,309,897	7,036	6,750	862,166	711,480
$58,222,427	$7,904,083	$6,323	$7,036	$513,187	$862,166

607,421	352,474	—	—	302,966	858,688
3,516	9,089	—	—	193	544
(270,402)	(432,551)	(7)	(2)	(313,569)	(854,857)
340,535	(70,988)	(7)	(2)	(10,410)	4,375

See accompanying notes to the financial statements.

268 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Short International		ProFund VP Short Mid-Cap
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$29,900	$13,615	$7,165	$1,059
Net realized gains (losses) on investments	(266,232)	(39,696)	(15,901)	(49,433)
Change in net unrealized appreciation/depreciation on investments	(15,871)	15,181	539	280
Change in net assets resulting from operations	(252,203)	(10,900)	(8,197)	(48,094)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(13,615)	—	(1,059)	—
Change in net assets resulting from distributions	(13,615)	—	(1,059)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,523,124	15,425,196	2,041,899	3,236,746
Distributions reinvested	13,615	—	1,059	—
Value of shares redeemed	(5,770,068)	(12,934,685)	(2,060,041)	(3,137,493)
Change in net assets resulting from capital transactions	(2,233,329)	2,490,511	(17,083)	99,253
Change in net assets	(2,499,147)	2,479,611	(26,339)	51,159
NET ASSETS:
Beginning of period	3,016,374	536,763	95,695	44,536
End of period	$517,227	$3,016,374	$69,356	$95,695
SHARE TRANSACTIONS:
Issued	132,021	526,966	251,733	376,196
Reinvested	545	—	141	—
Redeemed	(218,479)	(441,614)	(254,105)	(370,518)
Change in shares	(85,913)	85,352	(2,231)	5,678

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 269

ProFund VP Short Nasdaq-100		ProFund VP Short Small-Cap		ProFund VP Small-Cap
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$205,004	$(4,024)	$109,373	$6,812	$92,778	$(24,367)
(3,079,720)	(1,161,444)	(513,386)	190,588	742,470	(914,778)
10,116	(52,891)	51,526	(29,606)	922,157	(1,956,684)
(2,864,600)	(1,218,359)	(352,487)	167,794	1,757,405	(2,895,829)

(8,999)	—	(143,290)	—	—	(1,534,469)
(8,999)	—	(143,290)	—	—	(1,534,469)

121,194,164	625,172,638	23,299,052	21,351,405	15,723,555	15,631,518
8,999	—	143,290	—	—	1,534,469
(121,444,444)	(618,292,641)	(23,798,158)	(19,469,428)	(12,543,958)	(17,102,206)
(241,281)	6,879,997	(355,816)	1,881,977	3,179,597	63,781
(3,114,880)	5,661,638	(851,593)	2,049,771	4,937,002	(4,366,517)

7,484,266	1,822,628	3,045,423	995,652	10,220,742	14,587,259
$4,369,386	$7,484,266	$2,193,830	$3,045,423	$15,157,744	$10,220,742

8,043,954	38,586,245	915,751	840,150	502,315	469,566
691	—	6,371	—	—	48,853
(8,100,140)	(38,310,557)	(938,483)	(769,069)	(402,761)	(513,701)
(55,495)	275,688	(16,361)	71,081	99,554	4,718

See accompanying notes to the financial statements.

270 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Small-Cap Growth		ProFund VP Small-Cap Value
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(35,684)	$(89,048)	$48,857	$9,424
Net realized gains (losses) on investments	1,029,511	620,718	1,656,001	605,728
Change in net unrealized appreciation/depreciation on investments	1,107,875	(5,814,159)	316,339	(4,158,224)
Change in net assets resulting from operations	2,101,702	(5,282,489)	2,021,197	(3,543,072)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(435,031)	(2,541,552)	(792,188)	(3,824,325)
Change in net assets resulting from distributions	(435,031)	(2,541,552)	(792,188)	(3,824,325)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,248,051	7,397,785	9,826,288	21,185,484
Distributions reinvested	435,031	2,541,552	792,188	3,824,325
Value of shares redeemed	(6,996,217)	(13,485,472)	(10,804,155)	(26,358,964)
Change in net assets resulting from capital transactions	686,865	(3,546,135)	(185,679)	(1,349,155)
Change in net assets	2,353,536	(11,370,176)	1,043,330	(8,716,552)
NET ASSETS:
Beginning of period	13,844,417	25,214,593	18,403,563	27,120,115
End of period	$16,197,953	$13,844,417	$19,446,893	$18,403,563
SHARE TRANSACTIONS:
Issued	263,927	247,276	239,197	447,625
Reinvested	15,184	90,447	19,191	90,817
Redeemed	(255,714)	(436,566)	(267,807)	(574,024)
Change in shares	23,397	(98,843)	(9,419)	(35,582)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 271

ProFund VP Technology		ProFund VP UltraBull		ProFund VP UltraMid-Cap
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$(289,297)	$(319,765)	$123,416	$(26,425)	$66,404	$(25,299)
5,777,297	5,115,858	2,958,397	(4,269,046)	1,027,034	(2,122,220)
12,774,065	(22,372,274)	2,225,624	(2,998,341)	543,990	(2,845,408)
18,262,065	(17,576,181)	5,307,437	(7,293,812)	1,637,428	(4,992,927)

(5,510,738)	(6,489,800)	—	(3,026,939)	—	(4,057,524)
(5,510,738)	(6,489,800)	—	(3,026,939)	—	(4,057,524)

41,449,117	60,021,359	41,663,119	44,969,990	5,744,267	5,212,703
5,510,738	6,489,800	—	3,026,939	—	4,057,524
(29,634,467)	(70,000,284)	(38,563,254)	(47,204,113)	(4,992,273)	(9,687,753)
17,325,388	(3,489,125)	3,099,865	792,816	751,994	(417,526)
30,076,715	(27,555,106)	8,407,302	(9,527,935)	2,389,422	(9,467,977)

27,032,300	54,587,406	10,252,540	19,780,475	8,401,842	17,869,819
$57,109,015	$27,032,300	$18,659,842	$10,252,540	$10,791,264	$8,401,842

670,435	875,393	1,681,961	1,611,165	176,949	121,821
85,704	115,580	—	128,260	—	130,930
(486,710)	(1,022,445)	(1,556,396)	(1,669,379)	(162,074)	(201,407)
269,429	(31,472)	125,565	70,046	14,875	51,344

See accompanying notes to the financial statements.

272 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP UltraNasdaq-100		ProFund VP UltraShort Dow 30
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$662,573	$(870,317)	$108	$6
Net realized gains (losses) on investments	63,768,545	(87,601,448)	(852)	252
Change in net unrealized appreciation/depreciation on investments	32,275,373	(55,347,561)	(28)	32
Change in net assets resulting from operations	96,706,491	(143,819,326)	(772)	290
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(73,707,166)	(6)	—
Return of capital	—	—	—	—
Change in net assets resulting from distributions	—	(73,707,166)	(6)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	323,415,012	783,033,939	—	—
Distributions reinvested	—	73,707,166	6	—
Value of shares redeemed	(317,716,556)	(822,920,752)	(68)	(218)
Change in net assets resulting from capital transactions	5,698,456	33,820,353	(62)	(218)
Change in net assets	102,404,947	(183,706,139)	(840)	72
NET ASSETS:
Beginning of period	84,527,951	268,234,090	4,176	4,104
End of period	$186,932,898	$84,527,951	$3,336	$4,176
SHARE TRANSACTIONS:
Issued	14,964,711	27,310,466	—	—
Reinvested	—	3,774,048	2	—
Redeemed	(14,807,922)	(27,899,976)	(18)	(52)
Change in shares	156,789	3,184,538	(16)	(52)

(a)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 273

ProFund VP UltraShort Nasdaq-100				ProFund VP UltraSmall-Cap		ProFund VP U.S. Government Plus
Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$71,933		$(5,529)		$96,401	$(56,836)	$282,360	$79,921
(3,436,585)		(33,049)		2,012,423	(9,847,102)	(1,431,104)	(5,404,278)
115,117		(120,025)		682,615	(1,330,985)	954,650	(693,163)
(3,249,535)		(158,603)		2,791,439	(11,234,923)	(194,094)	(6,017,520)

—		—		—	(3,563,574)	(362,281)	—
—		—		—	—	(249)	—
—		—		—	(3,563,574)	(362,530)	—

141,542,552		525,224,249		31,994,847	30,429,337	22,927,382	20,691,258
—		—		—	3,563,574	362,530	—
(142,342,839)		(520,850,076)		(30,374,685)	(34,856,101)	(20,506,373)	(22,274,802)
(800,287)		4,374,173		1,620,162	(863,190)	2,783,539	(1,583,544)
(4,049,822)		4,215,570		4,411,601	(15,661,687)	2,226,915	(7,601,064)

4,664,144		448,574		12,588,175	28,249,862	7,613,718	15,214,782
$614,322		$4,664,144		$16,999,776	$12,588,175	$9,840,633	$7,613,718

2,503,641	(a)	7,220,831	(a)	2,700,348	1,967,289	1,738,086	1,233,313
—		—		—	271,614	28,514	—
(2,542,259	)(a)	(7,173,266	)(a)	(2,585,689)	(2,198,557)	(1,567,010)	(1,328,040)
(38,618)		47,565		114,659	40,346	199,590	(94,727)

See accompanying notes to the financial statements.

274 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Utilities
	Year Ended December 31, 2023	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$459,597	$381,487
Net realized gains (losses) on investments	697,485	(965,494)
Change in net unrealized appreciation/depreciation on investments	(4,316,049)	(267,769)
Change in net assets resulting from operations	(3,158,967)	(851,776)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(406,380)	(817,438)
Change in net assets resulting from distributions	(406,380)	(817,438)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,259,030	39,032,890
Distributions reinvested	406,380	817,438
Value of shares redeemed	(28,999,049)	(33,938,589)
Change in net assets resulting from capital transactions	(9,333,639)	5,911,739
Change in net assets	(12,898,986)	4,242,525
NET ASSETS:
Beginning of period	39,017,977	34,775,452
End of period	$26,118,991	$39,017,977
SHARE TRANSACTIONS:
Issued	519,449	924,990
Reinvested	10,160	19,547
Redeemed	(771,974)	(823,184)
Change in shares	(242,365)	121,353

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund Access VP High Yield
Year Ended December 31, 2023	$23.59	0.67	1.75	2.42	(0.67)	(0.58)	—	(1.25)
Year Ended December 31, 2022	$26.51	0.11	(2.22)	(2.11)	(0.11)	(0.70)	—	(0.81)
Year Ended December 31, 2021	$27.10	(0.34)	0.41	0.07	—	(0.66)	—	(0.66)
Year Ended December 31, 2020	$28.71	(0.31)	0.16	(0.15)	—	(1.46)	—	(1.46)
Year Ended December 31, 2019	$26.74	0.06	3.21	3.27	(0.06)	(1.24)	—	(1.30)
ProFund VP Asia 30
Year Ended December 31, 2023	$35.46	(0.03)	1.62	1.59	(0.04)	—	(1.53)	(1.57)
Year Ended December 31, 2022	$53.26	(0.17)	(12.40)	(12.57)	(0.21)	—	(5.02)	(5.23)
Year Ended December 31, 2021	$75.87	0.24	(12.05)	(11.81)	—	—	(10.80)	(10.80)
Year Ended December 31, 2020	$62.15	(0.11)	21.13	21.02	(0.72)	—	(6.58)	(7.30)
Year Ended December 31, 2019	$49.34	0.39	12.56	12.95	(0.14)	—	—	(0.14)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$24.76	10.43%		1.72%	1.68%		2.77%	$16,481	1,254%
$23.59	(7.97)%		1.69%	1.68%		0.46%	$17,015	1,532%
$26.51	0.27%		1.72%	1.68%		(1.28)%	$15,325	1,351%
$27.10	0.06%		1.87%	1.68%		(1.16)%	$19,923	1,447%
$28.71	12.43%		1.73%	1.70	%(d)	0.23%	$32,038	1,459%

$35.48	4.32%		1.83%	1.68%		(0.09)%	$15,245	151%
$35.46	(24.42)%		1.74%	1.68%		(0.44)%	$17,741	202%
$53.26	(18.52	)%(e)	1.68%	1.68%		0.33%	$21,907	125%
$75.87	35.55%		1.71%	1.68%		(0.18)%	$29,494	130%
$62.15	26.31%		1.72%	1.68%		0.68%	$29,057	111%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Banks
Year Ended December 31, 2023	$25.10	0.46	2.11	2.57	(0.31)	—	(0.31)
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)
Year Ended December 31, 2020	$28.74	0.36	(4.85)	(4.49)	(0.48)	—	(0.48)
Year Ended December 31, 2019	$21.31	0.31	7.39	7.70	(0.27)	—	(0.27)
ProFund VP Bear
Year Ended December 31, 2023	$17.04	0.52	(3.11)	(2.59)	(0.05)	—	(0.05)
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)
Year Ended December 31, 2020	$26.47	(0.35)	(6.41)	(6.76)	(0.12)	—	(0.12)
Year Ended December 31, 2019	$34.40	0.13	(8.03)	(7.90)	(0.03)	—	(0.03)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$27.36	10.39%	1.79%	1.68%		1.98%	$5,615	430%
$25.10	(19.88)%	1.74%	1.68%		0.69%	$4,496	599%
$31.63	34.09%	1.68%	1.68%		0.57%	$7,500	551%
$23.77	(15.21)%	1.74%	1.68%		1.74%	$4,823	478%
$28.74	36.43%	1.70%	1.68%		1.24%	$9,333	293%

$14.40	(15.27)%	1.72%	1.68%		3.31%	$2,754	—
$17.04	17.03%	1.70%	1.68%		0.20%	$4,958	—
$14.56	(24.57)%	1.69%	1.68%		(1.68)%	$1,557	—
$19.59	(25.61)%	1.79%	1.68%		(1.40)%	$2,352	—
$26.47	(22.95)%	1.74%	1.71	%(d)	0.43%	$3,207	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Biotechnology
Year Ended December 31, 2023	$70.69	(0.64)	7.07	6.43	—	(10.37)	(10.37)
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)
Year Ended December 31, 2020	$76.13	(0.05)	11.57	11.52	(0.01)	(5.51)	(5.52)
Year Ended December 31, 2019	$65.65	0.01	10.75	10.76	—	(0.28)	(0.28)
ProFund VP Bull
Year Ended December 31, 2023	$48.67	0.43	10.74	11.17	—	(9.31)	(9.31)
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)
Year Ended December 31, 2020	$53.62	(0.23)	8.70	8.47	(0.05)	(2.66)	(2.71)
Year Ended December 31, 2019	$42.46	0.16	11.98	12.14	(0.13)	(0.85)	(0.98)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$66.75	10.14%	1.68%	1.67%		(0.99)%	$44,534	130%
$70.69	(7.71)%	1.63%	1.63%		(0.19)%	$49,395	29%
$94.46	15.73%	1.58%	1.58%		(0.15)%	$61,798	43%
$82.13	15.38%	1.67%	1.67%		(0.06)%	$60,969	70%
$76.13	16.46%	1.63%	1.63%		0.02%	$57,767	81%

$50.53	23.74%	1.75%	1.68%		0.86%	$54,377	125%
$48.67	(19.74)%	1.71%	1.68%		(0.10)%	$43,609	199%
$70.29	26.33%	1.65%	1.65%		(0.66)%	$65,540	49%
$59.38	16.03%	1.72%	1.69	%(d)	(0.44)%	$66,044	4%
$53.62	28.88%	1.70%	1.70	%(d)	0.32%	$65,972	56%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Communication Services†
Year Ended December 31, 2023	$29.19	(0.09)	9.36	9.27	(0.32)	—	(0.32)
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	(0.59)
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	(0.39)
Year Ended December 31, 2020	$31.53	0.41	0.57	0.98	(0.26)	—	(0.26)
Year Ended December 31, 2019	$28.42	0.28	3.87	4.15	(1.04)	—	(1.04)
ProFund VP Consumer Discretionary†
Year Ended December 31, 2023	$52.38	(0.42)	17.08	16.66	—	(3.05)	(3.05)
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)
Year Ended December 31, 2020	$82.97	(0.56)	22.85	22.29	—	(29.11)	(29.11)
Year Ended December 31, 2019	$69.55	(0.40)	17.30	16.90	—	(3.48)	(3.48)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$38.14	31.82%	1.77%	1.68%		(0.26)%	$8,468	186%
$29.19	(21.22)%	1.73%	1.68%		1.14%	$3,864	56%
$37.77	18.41%	1.69%	1.68%		1.50%	$7,438	105%
$32.25	3.15%	1.77%	1.68%		1.36%	$6,626	107%
$31.53	14.77%	1.76%	1.68%		0.89%	$6,167	165%

$65.99	32.05%	1.77%	1.68%		(0.70)%	$23,786	91%
$52.38	(31.53)%	1.72%	1.68%		(0.71)%	$15,454	19%
$77.36	10.23%	1.68%	1.68%		(0.99)%	$30,884	39%
$76.15	28.34%	1.75%	1.68%		(0.72)%	$31,935	116%
$82.97	24.64%	1.72%	1.71	%(d)	(0.50)%	$26,846	182%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Consumer Staples†
Year Ended December 31, 2023	$50.22	0.59	1.74	2.33	(0.11)	(8.32)	(8.43)
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)
Year Ended December 31, 2020	$48.21	0.25	14.61	14.86	(0.38)	(0.50)	(0.88)
Year Ended December 31, 2019	$46.16	0.49	10.83	11.32	(0.80)	(8.47)	(9.27)
ProFund VP Dow 30
Year Ended December 31, 2023	$18.15	0.61	1.85	2.46	(0.01)	—	(0.01)
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)
Year Ended December 31, 2020	$28.16	(0.31)	2.05	1.74	(0.13)	(6.51)	(6.64)
Year Ended December 31, 2019	$23.07	0.15	4.97	5.12	(0.03)	—	(0.03)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$44.12	3.92%	1.77%	1.68%	1.21%	$10,749	167%
$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
$62.19	31.05%	1.75%	1.68%	0.50%	$18,373	141%
$48.21	26.56%	1.73%	1.68%	1.01%	$12,137	71%

$20.60	13.54%	1.64%	1.63%	3.26%	$327	—
$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—
$23.26	7.41%	1.58%	1.58%	(1.31)%	$385	—
$28.16	22.18%	1.47%	1.47%	0.56%	$316	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Emerging Markets
Year Ended December 31, 2023	$25.02	0.34	3.49	3.83	(0.56)	—	(0.56)
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—
Year Ended December 31, 2020	$29.08	(0.08)	7.82	7.74	(0.18)	—	(0.18)
Year Ended December 31, 2019	$23.54	0.15	5.53	5.68	(0.14)	—	(0.14)
ProFund VP Energy†
Year Ended December 31, 2023	$44.29	0.75	(1.84)	(1.09)	(1.01)	—	(1.01)
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)
Year Ended December 31, 2020	$29.86	0.57	(10.93)	(10.36)	(0.50)	(0.22)	(0.72)
Year Ended December 31, 2019	$28.99	0.45	1.90	2.35	(0.44)	(1.04)	(1.48)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$28.29	15.31	%(d)	1.81%	1.68%		1.26%	$20,793	141%
$25.02	(16.19)%		1.78%	1.68%		2.38%	$18,753	53%
$30.04	(18.01)%		1.69%	1.68%		0.43%	$19,702	60%
$36.64	26.72	%(e)	1.74%	1.68%		(0.29)%	$26,509	108%
$29.08	24.23	%(f)	1.74%	1.68%		0.58%	$25,952	83%

$42.19	(2.49)%		1.75%	1.68%		1.74%	$44,431	72%
$44.29	59.43%		1.71%	1.68%		2.09%	$63,086	48%
$28.04	51.93%		1.69%	1.68%		2.30%	$30,740	80%
$18.78	(34.46)%		1.76%	1.68%		3.00%	$18,535	130%
$29.86	8.52%		1.72%	1.72	%(g)	1.46%	$26,442	38%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.
(e)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.
(f)	During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Europe 30
Year Ended December 31, 2023	$22.52	0.44	3.46	3.90	(0.52)	—	(0.52)
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)
Year Ended December 31, 2020	$23.50	0.22	(2.43)	(2.21)	(0.53)	—	(0.53)
Year Ended December 31, 2019	$20.55	0.45	3.15	3.60	(0.65)	—	(0.65)
ProFund VP Falling U.S. Dollar
Year Ended December 31, 2023	$15.10	0.50	(0.01)	0.49	—	—	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)
Year Ended December 31, 2020	$17.60	(0.25)	1.09	0.84	(0.07)	—	(0.07)
Year Ended December 31, 2019	$18.03	0.08	(0.50)	(0.42)	(0.01)	—	(0.01)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$25.90	17.47%	1.77%	1.68%	1.83%	$15,304	120%
$22.52	(7.76)%	1.75%	1.68%	1.82%	$14,379	131%
$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
$20.76	(9.23)%	1.77%	1.68%	1.10%	$14,729	63%
$23.50	17.79%	1.79%	1.68%	1.97%	$19,526	85%

$15.59	3.25%	2.97%	1.68%	3.28%	$1,151	—
$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—
$18.37	4.80%	3.18%	1.68%	(1.44)%	$1,336	—
$17.60	(2.34)%	5.49%	1.68%	0.44%	$615	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Financials
Year Ended December 31, 2023	$42.23	0.13		5.59		5.72	(0.20)	(1.83)	(2.03)
Year Ended December 31, 2022	$50.42	0.15		(7.78)		(7.63)	(0.04)	(0.52)	(0.56)
Year Ended December 31, 2021	$41.61	0.03		12.16		12.19	(0.17)	(3.21)	(3.38)
Year Ended December 31, 2020	$46.06	0.23		(1.41)		(1.18)	(0.28)	(2.99)	(3.27)
Year Ended December 31, 2019	$37.39	0.21		10.83		11.04	(0.23)	(2.14)	(2.37)
ProFund VP Government Money Market
Year Ended December 31, 2023	$1.000	0.041		—	(e)	0.041	(0.041)	—	(0.041)
Year Ended December 31, 2022	$1.000	0.010		—		0.010	(0.010)	—	(0.010)
Year Ended December 31, 2021	$1.000	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended December 31, 2020	$1.000	0.001		—	(e)	0.001	(0.001)	—	(0.001)
Year Ended December 31, 2019	$1.000	0.008		—	(e)	0.008	(0.008)	—	(0.008)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$45.92	13.88%	1.75%	1.68%		0.31%	$26,905	48%
$42.23	(15.14)%	1.71%	1.68%		0.33%	$27,395	14%
$50.42	30.10%	1.68%	1.68%		0.07%	$41,801	31%
$41.61	(1.77)%	1.74%	1.68%		0.58%	$27,234	145%
$46.06	30.27%	1.71%	1.71	%(d)	0.50%	$36,747	52%

$1.000	4.15%	1.28%	0.90	%(f)	4.06%	$30,941	—
$1.000	1.02%	1.16%	0.49	%(g)(h)	1.01%	$36,622	—
$1.000	0.01%	1.07%	—	%(g)(i)	0.01%	$46,350	—
$1.000	0.04%	1.16%	0.52	%(g)	0.05%	$48,075	—
$1.000	0.77%	1.35%	1.35%		0.78%	$145,715	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	Amount is less than $0.0005.
(f)	The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% through September 30, 2023. Effective October 1, 2023, the contractual expense limit was reduced from 1.35% to 0.90%.
(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(h)	The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived to support a minimum net yield).
(i)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Health Care
Year Ended December 31, 2023	$74.44	0.05	0.51	0.56	—	(8.30)	(8.30)
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)
Year Ended December 31, 2020	$74.91	0.03	10.27	10.30	—	(9.75)	(9.75)
Year Ended December 31, 2019	$71.82	(0.01)	12.63	12.62	—	(9.53)	(9.53)
ProFund VP Industrials
Year Ended December 31, 2023	$83.02	0.18	13.02	13.20	—	(7.57)	(7.57)
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)
Year Ended December 31, 2020	$79.25	(0.15)	13.24	13.09	(0.14)	(1.52)	(1.66)
Year Ended December 31, 2019	$72.70	0.10	20.77	20.87	—	(14.32)	(14.32)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$66.70	0.82%	1.74%	1.68%	0.07%	$37,241	13%
$74.44	(6.03)%	1.69%	1.68%	(0.20)%	$43,635	30%
$84.07	21.54%	1.68%	1.68%	(0.30)%	$55,677	10%
$75.46	14.44%	1.73%	1.68%	0.04%	$52,001	58%
$74.91	19.37%	1.72%	1.68%	(0.01)%	$49,409	33%

$88.65	16.30%	1.76%	1.68%	0.21%	$15,733	82%
$83.02	(15.60)%	1.72%	1.68%	(0.21)%	$14,194	73%
$99.95	16.40%	1.69%	1.68%	(0.45)%	$21,804	72%
$90.68	16.76%	1.75%	1.68%	(0.20)%	$17,080	123%
$79.25	30.49%	1.71%	1.68%	0.12%	$17,879	71%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP International
Year Ended December 31, 2023	$17.81	0.62	2.15	2.77	—	—	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—
Year Ended December 31, 2020	$19.66	(0.24)	1.19	0.95	(0.09)	—	(0.09)
Year Ended December 31, 2019	$16.53	0.08	3.10	3.18	(0.05)	—	(0.05)
ProFund VP Internet
Year Ended December 31, 2023	$16.40	(0.26)	8.12	7.86	—	(3.21)	(3.21)
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)
Year Ended December 31, 2020	$43.10	(0.69)	22.44	21.75	—	(6.30)	(6.30)
Year Ended December 31, 2019(e)	$37.40	(0.54)	7.27	6.73	—	(1.03)	(1.03)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$20.58	15.55%	1.71%	1.68%		3.19%	$10,459	—
$17.81	(16.45)%	1.68%	1.65%		(0.16)%	$12,772	—
$22.33	8.82%	1.60%	1.60%		(1.60)%	$12,151	—
$20.52	4.90%	1.68%	1.68%		(1.36)%	$5,532	—
$19.66	19.27%	1.65%	1.65%		0.43%	$5,679	—

$21.05	49.85%	1.76%	1.68%		(1.34)%	$12,491	83%
$16.40	(46.13)%	1.70%	1.69	%(d)	(1.40)%	$8,133	28%
$51.30	5.30%	1.68%	1.68%		(1.47)%	$19,532	57%
$58.55	50.82%	1.71%	1.68%		(1.36)%	$26,399	116%
$43.10	18.03%	1.69%	1.69	%(d)	(1.24)%	$16,593	163%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Japan
Year Ended December 31, 2023	$48.48	1.93	14.82	16.75	—	—	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)
Year Ended December 31, 2020	$55.06	(0.73)	9.48	8.75	(0.16)	—	(0.16)
Year Ended December 31, 2019	$45.95	0.12	9.06	9.18	(0.07)	—	(0.07)
ProFund VP Large-Cap Growth
Year Ended December 31, 2023	$47.65	(0.18)	13.09	12.91	—	(8.96)	(8.96)
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)
Year Ended December 31, 2020	$64.35	(0.35)	20.11	19.76	—	(6.88)	(6.88)
Year Ended December 31, 2019	$65.02	(0.10)	17.13	17.03	—	(17.70)	(17.70)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$65.23	34.51%	1.73%	1.68%		3.26%	$10,748	—
$48.48	(9.92)%	1.69%	1.68%		(0.22)%	$7,448	—
$56.77	3.89%	1.69%	1.68%		(1.68)%	$7,261	—
$63.65	15.93%	1.75%	1.68%		(1.38)%	$11,668	—
$55.06	20.00%	1.74%	1.74	%(d)	0.23%	$9,319	—

$51.60	27.86%	1.78%	1.68%		(0.36)%	$26,086	178%
$47.65	(30.64)%	1.73%	1.68%		(0.76)%	$15,799	132%
$85.95	29.86%	1.69%	1.68%		(0.94)%	$37,180	122%
$77.23	30.93%	1.75%	1.68%		(0.52)%	$29,963	150%
$64.35	28.89%	1.73%	1.68%		(0.14)%	$28,941	136%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Large-Cap Value
Year Ended December 31, 2023	$45.11	0.16	8.71	8.87	(0.24)	(3.37)	(3.61)
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)
Year Ended December 31, 2020	$47.60	0.43	(1.06)	(0.63)	(0.50)	(5.97)	(6.47)
Year Ended December 31, 2019	$41.32	0.37	11.15	11.52	(0.46)	(4.78)	(5.24)
ProFund VP Materials†
Year Ended December 31, 2023	$76.40	0.33	9.12	9.45	(0.37)	—	(0.37)
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)
Year Ended December 31, 2020	$64.71	0.32	9.87	10.19	(0.42)	(5.12)	(5.54)
Year Ended December 31, 2019	$56.94	0.37	9.53	9.90	(0.22)	(1.91)	(2.13)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$50.37	20.09%	1.78%	1.68%	0.34%	$20,299	151%
$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
$40.50	(0.06)%	1.77%	1.68%	1.05%	$14,607	97%
$47.60	29.77%	1.74%	1.68%	0.81%	$22,202	110%

$85.48	12.38%	1.77%	1.68%	0.40%	$14,610	69%
$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%
$69.36	16.49%	1.73%	1.68%	0.53%	$16,416	135%
$64.71	17.72%	1.71%	1.68%	0.60%	$11,884	58%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Mid-Cap
Year Ended December 31, 2023	$14.68	0.49	1.54	2.03	—	—	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)
Year Ended December 31, 2020	$23.89	(0.26)	1.63	1.37	(0.22)	(6.89)	(7.11)
Year Ended December 31, 2019	$19.37	0.11	4.44	4.55	(0.03)	—	(0.03)
ProFund VP Mid-Cap Growth
Year Ended December 31, 2023	$31.75	(0.13)	5.07	4.94	—	(0.19)	(0.19)
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)
Year Ended December 31, 2020	$43.13	(0.28)	8.71	8.43	—	(3.88)	(3.88)
Year Ended December 31, 2019	$38.51	(0.16)	9.17	9.01	—	(4.39)	(4.39)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$16.71	13.83%	1.74%	1.68%		3.19%	$10,335	—
$14.68	(14.92)%	1.70%	1.67%		(0.22)%	$9,993	—
$21.47	22.21%	1.61%	1.61%		(1.61)%	$15,850	—
$18.15	10.76%	1.70%	1.70	%(d)	(1.34)%	$10,731	—
$23.89	23.53%	1.64%	1.64%		0.50%	$11,332	—

$36.50	15.56%	1.82%	1.68%		(0.40)%	$14,936	150%
$31.75	(20.34)%	1.76%	1.68%		(0.57)%	$11,954	94%
$50.76	16.97%	1.73%	1.68%		(1.02)%	$20,702	113%
$47.68	20.90%	1.78%	1.68%		(0.68)%	$21,028	184%
$43.13	24.24%	1.75%	1.68%		(0.38)%	$20,792	191%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Mid-Cap Value
Year Ended December 31, 2023	$39.51	0.07	5.15	5.22	(0.12)	(2.55)	(2.67)
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)
Year Ended December 31, 2020	$42.15	0.21	0.13	0.34	(0.15)	(2.98)	(3.13)
Year Ended December 31, 2019	$35.25	0.10	8.22	8.32	(0.08)	(1.34)	(1.42)
ProFund VP Nasdaq-100
Year Ended December 31, 2023	$38.21	0.28	19.64	19.92	—	(0.26)	(0.26)
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)
Year Ended December 31, 2020	$51.68	(0.59)	24.00	23.41	—	(4.36)	(4.36)
Year Ended December 31, 2019	$38.09	(0.13)	14.06	13.93	—	(0.34)	(0.34)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$42.06	13.45%	1.81%	1.68%		0.19%	$12,286	130%
$39.51	(8.45)%	1.74%	1.68%		0.25%	$13,192	175%
$50.46	28.53%	1.70%	1.68%		0.08%	$18,681	172%
$39.36	2.30%	1.80%	1.68%		0.60%	$12,472	163%
$42.15	24.08%	1.75%	1.68%		0.26%	$17,712	232%

$57.87	52.17%	1.76%	1.68%		0.57%	$147,448	22%
$38.21	(33.91)%	1.74%	1.68%		(0.67)%	$76,535	9%
$73.87	24.80%	1.68%	1.68%		(1.15)%	$177,581	13%
$70.73	45.57%	1.73%	1.68%		(0.99)%	$155,209	10%
$51.68	36.70%	1.72%	1.69	%(d)	(0.29)%	$103,193	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Pharmaceuticals
Year Ended December 31, 2023	$37.31	0.03	(2.07)	(2.04)	(0.19)	(0.69)	(0.88)
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)
Year Ended December 31, 2020	$34.29	— (d)	4.29	4.29	(0.04)	—	(0.04)
Year Ended December 31, 2019	$34.85	0.04	4.22	4.26	(0.31)	(4.51)	(4.82)
ProFund VP Precious Metals
Year Ended December 31, 2023	$25.03	0.82	(0.45)	0.37	—	—	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—
Year Ended December 31, 2020	$24.94	(0.42)	6.44	6.02	(0.07)	—	(0.07)
Year Ended December 31, 2019	$17.10	0.07	7.78	7.85	(0.01)	—	(0.01)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$34.39	(5.49)%	1.77%	1.68%	0.09%	$10,139	128%
$37.31	(6.13)%	1.70%	1.68%	0.41%	$13,527	64%
$42.16	11.20%	1.68%	1.68%	0.18%	$16,790	60%
$38.54	12.51%	1.73%	1.68%	0.01%	$16,271	91%
$34.29	14.04%	1.74%	1.68%	0.12%	$13,604	126%

$25.40	1.48%	1.76%	1.68%	3.25%	$24,691	—
$25.03	(11.02)%	1.71%	1.68%	(0.33)%	$27,228	—
$28.13	(8.94)%	1.68%	1.68%	(1.68)%	$30,204	—
$30.89	24.10%	1.74%	1.68%	(1.43)%	$38,371	—
$24.94	45.98%	1.72%	1.68%	0.37%	$32,395	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions

ProFund VP Real Estate
Year Ended December 31, 2023	$54.22	0.68	4.03	4.71	(0.57)	(10.95)	—	(11.52)
Year Ended December 31, 2022	$79.69	0.32	(21.06)	(20.74)	(0.48)	(4.25)	—	(4.73)
Year Ended December 31, 2021	$58.15	0.19	21.37	21.56	(0.02)	—	—	(0.02)
Year Ended December 31, 2020	$65.05	0.42	(4.66)	(4.24)	(0.78)	(1.71)	(0.17)	(2.66)
Year Ended December 31, 2019	$54.51	0.75	13.65	14.40	(1.06)	(2.80)	—	(3.86)
ProFund VP Rising Rates Opportunity
Year Ended December 31, 2023	$43.99	1.44	(0.67)	0.77	(0.06)	—	—	(0.06)
Year Ended December 31, 2022	$27.76	0.04	16.19	16.23	—	—	—	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48	(0.02)	—	—	—	—
Year Ended December 31, 2020	$38.21	(0.37)	(9.84)	(10.21)	(0.22)	—	—	(0.22)
Year Ended December 31, 2019	$48.56	0.21	(8.70)	(8.49)	(0.08)	(1.78)	—	(1.86)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$47.41	9.73%		1.80%	1.68%	1.38%	$6,487	114%
$54.22	(26.56)%		1.74%	1.68%	0.49%	$5,596	85%
$79.69	37.07%		1.69%	1.68%	0.27%	$13,927	147%
$58.15	(6.29	)%(d)	1.76%	1.68%	0.72%	$9,729	150%
$65.05	26.76%		1.71%	1.68%	1.18%	$15,945	126%

$44.70	1.75%		1.68%	1.67%	3.21%	$8,220	—
$43.99	58.47%		1.66%	1.66%	0.10%	$16,990	—
$27.76	(0.07)%		1.64%	1.64%	(1.64)%	$5,890	—
$27.78	(26.70)%		1.73%	1.68%	(1.30)%	$4,441	—
$38.21	(17.41)%		1.70%	1.67%	0.50%	$5,962	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.29%.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Semiconductor
Year Ended December 31, 2023	$65.83	(0.57)	62.10	61.53	—	(0.96)	(0.96)
Year Ended December 31, 2022	$111.54	(0.29)	(40.90)	(41.19)	—	(4.52)	(4.52)
Year Ended December 31, 2021	$82.52	(0.51)	36.96	36.45	—	(7.43)	(7.43)
Year Ended December 31, 2020	$60.61	(0.06)	26.68	26.62	(0.23)	(4.48)	(4.71)
Year Ended December 31, 2019	$44.36	0.22	20.66	20.88	(0.15)	(4.48)	(4.63)
ProFund VP Short Dow 30
Year Ended December 31, 2023	$23.45	0.68	(2.55)	(1.87)	—	—	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—
Year Ended December 31, 2020	$35.04	(0.56)	(6.78)	(7.34)	(0.07)	—	(0.07)
Year Ended December 31, 2019(f)	$43.37	0.13	(8.44)	(8.31)	(0.02)	—	(0.02)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$126.40	93.66%		1.70%	1.68%		(0.55)%	$58,222	176%
$65.83	(37.50)%		1.70%	1.69	%(d)	(0.36)%	$7,904	276%
$111.54	48.49%		1.64%	1.64%		(0.55)%	$21,310	230%
$82.52	44.85%		1.72%	1.70	%(d)	(0.09)%	$13,106	348%
$60.61	49.77%		1.67%	1.66%		0.41%	$9,517	561%

$21.58	(8.01)%		1.69%	1.68%		2.91%	$6	—
$23.45	4.92%		1.74%	1.68%		(0.17)%	$7	—
$22.35	(19.12	)%(e)	1.68%	1.68%		(1.68)%	$7	—
$27.63	(20.89)%		1.75%	1.68%		(1.63)%	$16	—
$35.04	(19.25)%		1.76%	1.68%		0.34%	$12	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.
(f)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Short Emerging Markets
Year Ended December 31, 2023	$26.73	0.83	(3.97)	(3.14)	(0.05)	(0.05)	(0.10)
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—
Year Ended December 31, 2020	$34.35	(0.51)	(10.35)	(10.86)	(0.29)	—	(0.29)
Year Ended December 31, 2019	$47.77	0.20	(9.52)	(9.32)	(0.23)	(3.87)	(4.10)
ProFund VP Short International
Year Ended December 31, 2023	$28.27	0.86	(3.77)	(2.91)	(0.48)	—	(0.48)
Year Ended December 31, 2022	$25.14	0.21	2.92 (e)	3.13	—	—	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—
Year Ended December 31, 2020	$35.17	(0.53)	(5.40)	(5.93)	(0.21)	—	(0.21)
Year Ended December 31, 2019(f)	$43.87	0.19	(7.70)	(7.51)	(0.20)	(0.99)	(1.19)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$23.49	(11.78)%	1.75%	1.68%		3.32%	$513	—
$26.73	6.69%	1.70%	1.67%		0.14%	$862	—
$25.52	9.96%	1.68%	1.68%		(1.68)%	$711	—
$23.20	(31.76)%	1.72%	1.69	%(d)	(1.43)%	$366	—
$34.35	(20.99)%	1.67%	1.67%		0.48%	$845	—

$24.88	(10.29)%	1.72%	1.68%		3.27%	$517	—
$28.27	12.45%	1.68%	1.67%		0.71%	$3,016	—
$25.14	(13.40)%	1.63%	1.63%		(1.63)%	$537	—
$29.03	(16.94)%	1.70%	1.68%		(1.43)%	$685	—
$35.17	(17.42)%	1.69%	1.68%		0.48%	$596	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Short Mid-Cap
Year Ended December 31, 2023	$8.29	0.26	(1.03)	(0.77)	(0.07)	—	(0.07)
Year Ended December 31, 2022	$7.60	0.03	0.66 (d)	0.69	—	—	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)
Year Ended December 31, 2020	$27.75	(0.44)	(6.91)	(7.35)	(0.27)	—	(0.27)
Year Ended December 31, 2019	$35.30	0.18	(7.64)	(7.46)	(0.09)	—	(0.09)
ProFund VP Short Nasdaq-100
Year Ended December 31, 2023	$18.22	0.47	(6.36)	(5.89)	—	(0.03)	(0.03)
Year Ended December 31, 2022	$13.49	(0.01)	4.74 (d)	4.73	—	—	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)
Year Ended December 31, 2020	$31.90	(0.32)	(13.32)	(13.64)	(0.04)	—	(0.04)
Year Ended December 31, 2019(g)	$44.38	0.12	(12.55)	(12.43)	(0.05)	—	(0.05)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$7.45	(9.35)%		1.80%	1.68%		3.27%	$69	—
$8.29	9.08%		1.71%	1.68%		0.41%	$96	—
$7.60	(23.87	)%(e)	1.69%	1.68%		(1.68)%	$45	—
$20.13	(26.65)%		1.76%	1.69	%(f)	(1.49)%	$68	—
$27.75	(21.17)%		1.66%	1.66%		0.59%	$142	—

$12.30	(32.40)%		1.78%	1.68%		3.24%	$4,369	—
$18.22	35.06%		1.73%	1.68%		(0.04)%	$7,484	—
$13.49	(25.13)%		1.68%	1.68%		(1.68)%	$1,823	—
$18.22	(42.77)%		1.75%	1.68%		(1.33)%	$5,120	—
$31.90	(28.05)%		1.73%	1.69	%(f)	0.32%	$7,353	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions

ProFund VP Short Small-Cap
Year Ended December 31, 2023	$26.34	0.83	(3.67)	(2.84)	(0.07)	(1.33)	(1.40)
Year Ended December 31, 2022	$22.35	0.08	3.91	3.99	—	—	—
Year Ended December 31, 2021	$27.61	(0.39)	(4.87)	(5.26)	—	—	—
Year Ended December 31, 2020(d)	$40.78	(0.56)	(12.42)	(12.98)	(0.19)	—	(0.19)
Year Ended December 31, 2019(d)	$57.35	0.20	(11.57)	(11.37)	(0.04)	(5.16)	(5.20)
ProFund VP Small-Cap
Year Ended December 31, 2023	$29.85	0.26	4.19	4.45	—	—	—
Year Ended December 31, 2022	$43.20	(0.07)	(9.16)	(9.23)	—	(4.12)	(4.12)
Year Ended December 31, 2021	$39.82	(0.50)	5.55	5.05	—	(1.67)	(1.67)
Year Ended December 31, 2020	$35.40	(0.28)	6.01	5.73	(0.02)	(1.29)	(1.31)
Year Ended December 31, 2019	$28.64	0.01	6.75	6.76	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$22.10	(10.88)%	1.81%	1.68%	3.32%	$2,194	—
$26.34	17.81%	1.79%	1.68%	0.32%	$3,045	—
$22.35	(19.05)%	1.69%	1.68%	(1.68)%	$996	—
$27.61	(31.96)%	1.83%	1.68%	(1.36)%	$1,084	—
$40.78	(20.78)%	1.77%	1.68%	0.42%	$1,855	—

$34.30	14.91%	1.87%	1.68%	0.84%	$15,158	15%
$29.85	(21.85)%	1.80%	1.68%	(0.19)%	$10,221	12%
$43.20	12.88%	1.70%	1.68%	(1.13)%	$14,587	24%
$39.82	17.06%	1.82%	1.68%	(0.85)%	$18,385	26%
$35.40	23.60%	1.74%	1.68%	0.03%	$16,075	22%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(d)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Small-Cap Growth
Year Ended December 31, 2023	$26.82	(0.07)	4.10	4.03	—	(0.84)	(0.84)
Year Ended December 31, 2022	$40.99	(0.16)	(8.79)	(8.95)	—	(5.22)	(5.22)
Year Ended December 31, 2021	$36.56	(0.33)	7.53	7.20	—	(2.77)	(2.77)
Year Ended December 31, 2020	$35.85	(0.22)	5.52	5.30	—	(4.59)	(4.59)
Year Ended December 31, 2019	$34.55	(0.19)	6.37	6.18	—	(4.88)	(4.88)
ProFund VP Small-Cap Value
Year Ended December 31, 2023	$39.83	0.11	4.96	5.07	(0.01)	(1.93)	(1.94)
Year Ended December 31, 2022	$54.49	0.02	(6.33)	(6.31)	—	(8.35)	(8.35)
Year Ended December 31, 2021	$42.42	(0.01)	12.12	12.11	(0.04)	—	(0.04)
Year Ended December 31, 2020	$48.67	0.09	(0.82)	(0.73)	(0.01)	(5.51)	(5.52)
Year Ended December 31, 2019	$39.71	0.03	8.93	8.96	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$30.01	15.19	%(d)	1.77%	1.68%	(0.25)%	$16,198	95%
$26.82	(22.41)%		1.71%	1.68%	(0.52)%	$13,844	73%
$40.99	20.64%		1.68%	1.68%	(0.82)%	$25,215	112%
$36.56	17.39%		1.74%	1.68%	(0.69)%	$22,530	148%
$35.85	19.12%		1.73%	1.68%	(0.51)%	$18,070	108%

$42.96	12.94%		1.78%	1.68%	0.28%	$19,447	98%
$39.83	(12.41)%		1.71%	1.68%	0.04%	$18,404	102%
$54.49	28.56%		1.69%	1.68%	(0.01)%	$27,120	147%
$42.42	1.06%		1.78%	1.68%	0.23%	$21,789	192%
$48.67	22.56%		1.75%	1.68%	0.07%	$21,288	147%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)	During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%.

See accompanying notes to the financial statements.

Financial Highlights :: 297

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Technology
Year Ended December 31, 2023	$48.61	(0.40)	28.03	27.63	—	(7.06)	(7.06)
Year Ended December 31, 2022	$92.90	(0.57)	(30.90)	(31.47)	—	(12.82)	(12.82)
Year Ended December 31, 2021	$75.35	(0.76)	24.96	24.20	—	(6.65)	(6.65)
Year Ended December 31, 2020	$56.87	(0.43)	25.75	25.32	—	(6.84)	(6.84)
Year Ended December 31, 2019	$40.10	(0.20)	18.09	17.89	—	(1.12)	(1.12)
ProFund VP UltraBull
Year Ended December 31, 2023	$20.67	0.20	9.15	9.35	—	—	—
Year Ended December 31, 2022	$46.43	(0.06)	(17.03)	(17.09)	—	(8.67)	(8.67)
Year Ended December 31, 2021	$29.36	(0.28)	17.35	17.07	—	—	—
Year Ended December 31, 2020(e)	$64.84	(0.07)	8.84	8.77	(0.49)	(43.76)	(44.25)
Year Ended December 31, 2019(e)	$40.60	0.20	24.20	24.40	(0.16)	—	(0.16)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$69.18	57.95%	1.67%	1.66%		(0.65)%	$57,109	33%
$48.61	(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
$92.90	34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
$75.35	44.80%	1.65%	1.65%		(0.66)%	$45,261	187%
$56.87	45.11%	1.62%	1.62%		(0.41)%	$33,951	75%

$30.02	45.23%	1.74%	1.70	%(d)	0.80%	$18,660	44%
$20.67	(39.12)%	1.72%	1.72	%(d)	(0.21)%	$10,253	31%
$46.43	58.14%	1.67%	1.67%		(0.76)%	$19,780	443%
$29.36	19.83%	1.69%	1.69	%(d)	(0.16)%	$17,072	1,415%
$64.84	60.17%	1.62%	1.62%		0.41%	$30,287	2,393%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

298 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraMid-Cap
Year Ended December 31, 2023	$28.67	0.23	6.15	6.38	—	—	—
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—
Year Ended December 31, 2020	$61.51	(0.21)	(0.36)	(0.57)	(0.12)	(10.40)	(10.52)
Year Ended December 31, 2019	$41.62	0.06	19.83	19.89	—	—	—
ProFund VP UltraNasdaq-100
Year Ended December 31, 2023	$14.36	0.11	16.47	16.58	—	—	—
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)
Year Ended December 31, 2020(d)	$61.10	(0.76)	52.59	51.83	—	(20.06)	(20.06)
Year Ended December 31, 2019(d)	$34.00	(0.12)	27.22	27.10	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$35.05	22.21%	1.80%	1.68%	0.75%	$10,791	31%
$28.67	(32.17)%	1.73%	1.68%	(0.24)%	$8,402	42%
$73.95	46.67%	1.69%	1.68%	(0.83)%	$17,870	66%
$50.42	5.22%	1.79%	1.68%	(0.48)%	$12,722	488%
$61.51	47.79%	1.71%	1.68%	0.11%	$14,875	603%

$30.94	115.46%	1.78%	1.68%	0.46%	$186,933	39%
$14.36	(60.93)%	1.77%	1.68%	(0.69)%	$84,528	25%
$99.32	52.51%	1.69%	1.68%	(1.20)%	$268,234	20%
$92.87	86.30%	1.74%	1.68%	(1.05)%	$206,580	55%
$61.10	79.66%	1.76%	1.68%	(0.25)%	$119,521	44%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)	As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 299

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraShort Dow 30
Year Ended December 31, 2023	$3.97	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)
Year Ended December 31, 2020(e)	$147.61	(1.40)	(64.52)	(65.92)	(8.24)	—	(8.24)
Year Ended December 31, 2019(e)(f)	$256.37	1.60	(95.56)	(93.96)	(6.30)	(8.50)	(14.80)
ProFund VP UltraShort Nasdaq-100
Year Ended December 31, 2023(g)	$83.33	1.90	(49.84)	(47.94)	—	—	—
Year Ended December 31, 2022(g)	$53.33	(0.10)	30.10 (h)	30.00	—	—	—
Year Ended December 31, 2021(g)	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)
Year Ended December 31, 2020(g)(i)	$380.35	(2.95)	(268.61)	(271.56)	(1.65)	—	(1.65)
Year Ended December 31, 2019(g)(i)	$775.07	2.60	(392.92)	(390.32)	(4.40)	—	(4.40)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$3.22	(18.76)%		1.54%	1.51%	2.72%	$3	—
$3.97	6.72%		1.37%	1.35%	0.13%	$4	—
$3.72	(35.11	)%(d)	1.41%	1.41%	(1.41)%	$4	—
$73.45	(45.44)%		1.46%	1.46%	(1.28)%	$6	—
$147.61	(37.95)%		1.48%	1.45%	0.83%	$3	—

$35.39	(57.49)%		1.82%	1.68%	3.40%	$614	—
$83.33	56.04%		1.75%	1.68%	(0.10)%	$4,664	—
$53.33	(42.71)%		1.74%	1.68%	(1.68)%	$449	—
$107.14	(71.46)%		1.78%	1.68%	(1.49)%	$237	—
$380.35	(50.50)%		1.68%	1.67%	0.50%	$1,026	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

(e)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020

(f)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.

(g)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

300 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital		Total Distributions
ProFund VP UltraSmall-Cap
Year Ended December 31, 2023	$11.27	0.09	2.45	2.54	—	—	—		—
Year Ended December 31, 2022	$26.25	(0.05)	(10.86)	(10.91)	—	(4.07)	—		(4.07)
Year Ended December 31, 2021	$23.21	(0.33)	5.56	5.23	—	(2.19)	—		(2.19)
Year Ended December 31, 2020	$23.72	(0.15)	2.55	2.40	(0.03)	(2.88)	—		(2.91)
Year Ended December 31, 2019	$16.10	0.01	7.61	7.62	—	—	—		—
ProFund VP U.S. Government Plus
Year Ended December 31, 2023	$13.27	0.42	(0.43)	(0.01)	(0.54)	—	—	(d)	(0.54)
Year Ended December 31, 2022	$22.76	0.13	(9.62)	(9.49)	—	—	—		—
Year Ended December 31, 2021	$30.55	(0.12)	(2.80)	(2.92)	—	(4.87)	—		(4.87)
Year Ended December 31, 2020	$27.15	(0.25)	6.06	5.81	(0.02)	(2.39)	—		(2.41)
Year Ended December 31, 2019	$23.16	0.22	3.99	4.21	(0.22)	—	—		(0.22)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$13.81	22.54%	1.90%	1.68%	0.72%	$17,000	33%
$11.27	(43.68)%	1.84%	1.68%	(0.35)%	$12,588	51%
$26.25	23.30%	1.72%	1.68%	(1.20)%	$28,250	24%
$23.21	16.39%	1.86%	1.68%	(0.91)%	$21,108	34%
$23.72	47.33%	1.76%	1.68%	0.07%	$20,109	66%

$12.72	0.04%	1.48%	1.38%	3.20%	$9,841	394%
$13.27	(41.70)%	1.43%	1.38%	0.76%	$7,614	395%
$22.76	(7.08)%	1.39%	1.38%	(0.49)%	$15,215	393%
$30.55	20.69%	1.48%	1.38%	(0.75)%	$22,395	398%
$27.15	18.22%	1.44%	1.38%	0.84%	$19,396	402%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 301

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Utilities
Year Ended December 31, 2023	$41.50	0.58	(4.11)	(3.53)	(0.54)	—	(0.54)
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)
Year Ended December 31, 2020	$50.44	0.57	(2.39)	(1.82)	(0.75)	(10.50)	(11.25)
Year Ended December 31, 2019	$44.33	0.67	9.18	9.85	(0.79)	(2.95)	(3.74)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$37.43	(8.59)%	1.78%	1.68%	1.49%	$26,119	29%
$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%
$37.37	(2.40)%	1.75%	1.68%	1.31%	$32,543	50%
$50.44	22.88%	1.74%	1.68%	1.38%	$44,276	209%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Notes to Financial Statements

304 :: Notes to Financial Statements :: December 31, 2023

1. Organization

ProFunds (the “Trust”) consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”):

Classic ProFunds VP:

ProFund VP Asia 30

ProFund VP Bull

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP International

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

Sector ProFunds VP:

ProFund VP Banks

ProFund VP Biotechnology

ProFund VP Communication Services†

ProFund VP Consumer Discretionary†

ProFund VP Consumer Staples†

ProFund VP Energy†

ProFund VP Financials

ProFund VP Health Care

ProFund VP Industrials

ProFund VP Internet

ProFund VP Materials†

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Semiconductor

ProFund VP Technology

ProFund VP Utilities

Non-Equity ProFunds VP:

ProFund Access VP High Yield

ProFund VP Falling U.S. Dollar

ProFund VP Rising Rates Opportunity

ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

†	On March 17, 2023 following the close of the market, changes were made to the underlying benchmark indices of certain Sector ProFunds VP. These changes to the benchmark indices resulted in corresponding name changes for certain Sector ProFunds VP. The current names of the respective ProFunds VP have been presented throughout the Schedules of Portfolio Investments, Financial Statements, these Notes to Financial Statements, and the accompanying supplemental data in this report, and have been annotated throughout with a “ † ” symbol. The following table presents both the ProFund VP’s current name as well as the name by which each respective ProFund VP was formerly known:

Current Name:

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Energy

ProFund VP Materials

Formerly Known as:

ProFund VP Telecommunications

ProFund VP Consumer Services

ProFund VP Consumer Goods

ProFund VP Oil & Gas

ProFund VP Basic Materials

December 31, 2023 :: Notes to Financial Statements :: 305

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary†, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP’s total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of December 31, 2023, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

306 :: Notes to Financial Statements :: December 31, 2023

	Credit Agricole CIB, 5.22% dated 12/29/23, due 1/2/24(1)	HSBC Securities (USA), Inc., 5.10% dated 12/29/23, due 1/2/24(2)	Natwest Markets, PLC 5.23% dated 12/29/23, due 1/2/24(3)	RBC Capital Markets, LLC, 5.22% dated 12/29/23, due 1/2/24(4)	Societe’ Generale, 5.23% dated 12/29/23, due 1/2/24(5)	UMB Bank N.A., 5.07% dated 12/29/23, due 1/2/24(6)
ProFund Access VP High Yield	$850,000	$2,643,000	$850,000	$850,000	$2,125,000	$259,000
ProFund VP Asia 30	4,000	12,000	4,000	4,000	10,000	2,000
ProFund VP Banks	12,000	37,000	12,000	12,000	30,000	5,000
ProFund VP Bear	348,000	1,085,000	348,000	348,000	872,000	113,000
ProFund VP Biotechnology	159,000	494,000	159,000	159,000	397,000	50,000
ProFund VP Bull	1,411,000	4,389,000	1,411,000	1,411,000	3,528,000	433,000
ProFund VP Communication Services†	29,000	90,000	29,000	29,000	72,000	10,000
ProFund VP Consumer Discretionary†	23,000	72,000	23,000	23,000	58,000	9,000
ProFund VP Consumer Staples†	24,000	77,000	24,000	24,000	61,000	11,000
ProFund VP Dow 30	35,000	113,000	35,000	35,000	91,000	18,000
ProFund VP Emerging Markets	176,000	549,000	176,000	176,000	441,000	59,000
ProFund VP Energy†	109,000	340,000	109,000	109,000	273,000	35,000
ProFund VP Europe 30	20,000	64,000	20,000	20,000	51,000	9,000
ProFund VP Financials	43,000	135,000	43,000	43,000	108,000	15,000
ProFund VP Falling U.S. Dollar	126,000	393,000	126,000	126,000	316,000	41,000
ProFund VP Government Money Market	1,672,000	5,200,000	1,672,000	1,672,000	4,180,000	507,000
ProFund VP Health Care	97,000	301,000	97,000	97,000	242,000	31,000
ProFund VP Industrials	61,000	190,000	61,000	61,000	152,000	20,000
ProFund VP International	1,200,000	3,736,000	1,200,000	1,200,000	3,004,000	371,000
ProFund VP Internet	5,000	18,000	5,000	5,000	14,000	6,000
ProFund VP Japan	1,162,000	3,616,000	1,162,000	1,162,000	2,907,000	356,000
ProFund VP Large-Cap Growth	6,000	18,000	6,000	6,000	15,000	3,000
ProFund VP Large-Cap Value	4,000	14,000	4,000	4,000	11,000	5,000
ProFund VP Materials†	25,000	79,000	25,000	25,000	63,000	10,000
ProFund VP Mid-Cap	1,162,000	3,619,000	1,162,000	1,162,000	2,908,000	361,000
ProFund VP Mid-Cap Growth	7,000	23,000	7,000	7,000	18,000	5,000
ProFund VP Mid-Cap Value	9,000	28,000	9,000	9,000	22,000	4,000
ProFund VP Nasdaq-100	5,292,000	16,462,000	5,292,000	5,292,000	13,233,000	1,610,000
ProFund VP Pharmaceuticals	28,000	90,000	28,000	28,000	72,000	12,000
ProFund VP Precious Metals	2,542,000	7,909,000	2,542,000	2,542,000	6,357,000	776,000
ProFund VP Real Estate	23,000	72,000	23,000	23,000	58,000	10,000
ProFund VP Rising Rates Opportunity	932,000	2,901,000	932,000	932,000	2,332,000	290,000
ProFund VP Semiconductor	201,000	626,000	201,000	201,000	503,000	64,000
ProFund VP Short Dow 30	—	1,000	—	—	1,000	4,000
ProFund VP Short Emerging Markets	57,000	179,000	57,000	57,000	144,000	21,000
ProFund VP Short International	57,000	180,000	57,000	57,000	144,000	23,000
ProFund VP Short Mid-Cap	7,000	23,000	7,000	7,000	18,000	6,000
ProFund VP Short Nasdaq-100	541,000	1,683,000	541,000	541,000	1,353,000	169,000
ProFund VP Short Small-Cap	253,000	789,000	253,000	253,000	635,000	83,000
ProFund VP Small-Cap	628,000	1,958,000	628,000	628,000	1,574,000	199,000
ProFund VP Small-Cap Growth	4,000	13,000	4,000	4,000	11,000	4,000
ProFund VP Small-Cap Value	9,000	28,000	9,000	9,000	22,000	4,000
ProFund VP Technology	44,000	138,000	44,000	44,000	111,000	15,000
ProFund VP UltraBull	780,000	2,431,000	780,000	780,000	1,954,000	246,000
ProFund VP UltraMid-Cap	472,000	1,474,000	472,000	472,000	1,185,000	153,000
ProFund VP UltraNasdaq-100	6,960,000	21,648,000	6,960,000	6,960,000	17,402,000	2,114,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	66,000	206,000	66,000	66,000	166,000	25,000
ProFund VP UltraSmall-Cap	622,000	1,936,000	622,000	622,000	1,556,000	193,000
ProFund VP U.S. Government Plus	761,000	2,367,000	761,000	761,000	1,902,000	235,000
ProFund VP Utilities	42,000	132,000	42,000	42,000	106,000	16,000
	$29,100,000	$90,581,000	$29,100,000	$29,100,000	$72,808,000	$9,022,000

Each repurchase agreement was fully collateralized by U.S. government securities as of December 31, 2023 as follows:

(1)	U.S. Treasury Inflation-Protected Securities (TIPS), 1.125%, due 1/15/2033, total value $29,727,567.
(2)	U.S. Treasury Bonds, 2.875% to 4.00%, due 5/15/2052 to 11/15/2052, which had an aggregate value of $92,396,924.
(3)	U.S. Treasury Bonds, 1.125%, due 5/15/2040, total value of $29,684,871.
(4)	U.S. Treasury Floating Rate Notes, coupon rate in effect at December 31, 2023, 5.368%, due 7/31/2024, total value $29,686,679.
(5)	U.S. Treasury Notes, 2.75% to 4.125%, due 7/31/2027 to 7/31/2028, which had an aggregate value of $74,268,551.
(6)	U.S. Treasury Bills, effective yield or interest rate in effect at December 31, 2023, 5.618%, due 2/20/2024, total value $9,206,867.

December 31, 2023 :: Notes to Financial Statements :: 307

Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP’s shareholders will indirectly bear the ProFund VP’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP’s own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP’s own operations. Because most ETFs are investment companies, the ProFund VP’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to “funds of funds” arrangements.

Depositary Receipts

Each non-money market ProFund VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments, such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2023, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

The ProFund Access VP High Yield maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means ProFund Access VP High Yield does not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The ProFund Access VP High Yield invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the year ended December 31, 2023, the ProFund Access VP High Yield held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFund Access VP High Yield’s investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2023. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with swap agreements in the ProFund VP Semiconductor and ProFund VP UltraMid-Cap was 12%, and 117%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2023.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a

308 :: Notes to Financial Statements :: December 31, 2023

result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their

December 31, 2023 :: Notes to Financial Statements :: 309

portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2023, there was no collateral posted by counterparties.

Credit Default Swap (“CDS”) Agreements

As of December 31, 2023, the ProFund Access VP High Yield invested in centrally cleared CDS as a substitute for investing directly in bonds in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the ProFund Access VP High Yield.

If the ProFund Access VP High Yield is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund Access VP High Yield would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund Access VP High Yield would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund Access VP High Yield would keep the stream of payments and would have no payment obligations. As the seller, the ProFund Access VP High Yield would be subject to investment exposure on the notional amount of the swap.

If the ProFund Access VP High Yield is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund Access VP High Yield would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund Access VP High Yield would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund Access VP High Yield.

The ProFund Access VP High Yield enters into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, the ProFund Access VP High Yield may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the CDS and is returned to the ProFund Access VP High Yield upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS

310 :: Notes to Financial Statements :: December 31, 2023

fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the

December 31, 2023 :: Notes to Financial Statements :: 311

respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$560,024	$—	$—	$—	$—
Equity Risk Exposure:
ProFund VP Banks	—	—	—	—	1,982	—
ProFund VP Bear	—	6,851	—	19,479	—	—
ProFund VP Biotechnology	—	—	—	—	4,315	—
ProFund VP Bull	116,796	—	—	—	25,850	—
ProFund VP Communication Services†	—	—	—	—	821	—
ProFund VP Consumer Discretionary†	—	—	—	—	2,078	—
ProFund VP Consumer Staples†	—	1,469	—	—	—	—
ProFund VP Dow 30	—	180	—	—	—	—
ProFund VP Emerging Markets	—	4,397	—	—	—	—
ProFund VP Energy†	—	—	—	—	33,445	—
ProFund VP Financials	—	1,740	—	—	—	—
ProFund VP Health Care	—	6,733	—	—	—	—
ProFund VP Industrials	—	—	—	—	149	—
ProFund VP International	—	—	—	—	34,369	—
ProFund VP Internet	—	—	—	—	1,365	—
ProFund VP Japan	—	—	—	62,509	794	—
ProFund VP Materials†	—	—	—	—	1,636	—
ProFund VP Mid-Cap	84,150	—	—	—	85,723	—
ProFund VP Nasdaq-100	911,679	—	—	—	161,739	—
ProFund VP Pharmaceuticals	—	1,471	—	—	—	—
ProFund VP Precious Metals	—	—	—	—	427,991	—
ProFund VP Real Estate	—	204	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	8,099	—
ProFund VP Short Dow 30	—	—	—	—	4	—
ProFund VP Short Emerging Markets	—	—	—	—	1,279	—
ProFund VP Short International	—	1,618	—	—	—	—
ProFund VP Short Mid-Cap	—	652	—	—	—	—
ProFund VP Short Nasdaq-100	—	21,253	—	36,469	—	—
ProFund VP Short Small-Cap	—	42,131	—	16,819	—	—

312 :: Notes to Financial Statements :: December 31, 2023

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Small-Cap	$33,603	$—	$—	$—	$97,817	$—
ProFund VP Technology	—	—	—	—	1,552	—
ProFund VP UltraBull	58,398	—	—	—	65,786	—
ProFund VP UltraMid-Cap	67,320	—	—	—	139,090	—
ProFund VP UltraNasdaq-100	911,679	—	—	—	1,204,215	—
ProFund VP UltraShort Dow 30	—	—	—	—	4	—
ProFund VP UltraShort Nasdaq-100	—	5,972	—	—	—	—
ProFund VP UltraSmall-Cap	25,202	—	—	—	437,060	—
ProFund VP Utilities	—	3,060	—	—	—	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	27,342	—	—	2,956
Interest Rate Risk Exposure:
ProFund Access VP High Yield	48,526	—	—	—	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	90,565	—
ProFund VP U.S. Government Plus	—	36,207	—	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$920,083	$—	$—	$48,722	$—
Equity Risk Exposure:
ProFund VP Banks	—	43,139	—	—	(4,198)	—
ProFund VP Bear	(47,772)	(961,383)	—	(30,175)	19,034	—
ProFund VP Biotechnology	—	(203,386)	—	—	(2,782)	—
ProFund VP Bull	364,761	1,844,366	—	137,841	(54,648)	—
ProFund VP Communication Services†	—	34,021	—	—	(1,048)	—
ProFund VP Consumer Discretionary†	—	149,001	—	—	2,438	—
ProFund VP Consumer Staples†	—	(4,883)	—	—	2,550	—
ProFund VP Dow 30	—	27,755	—	—	1,061	—
ProFund VP Emerging Markets	—	161,207	—	—	32,338	—
ProFund VP Energy†	—	33,459	—	—	(31,787)	—
ProFund VP Financials	—	78,930	—	—	228	—
ProFund VP Health Care	—	(25,825)	—	—	7,249	—
ProFund VP Industrials	—	90,982	—	—	(125)	—
ProFund VP International	—	1,289,268	—	—	49,724	—
ProFund VP Internet	—	79,702	—	—	(2,386)	—
ProFund VP Japan	2,142,128	9,185	—	396,411	2,423	—
ProFund VP Materials†	—	(10,275)	—	—	1,377	—
ProFund VP Mid-Cap	22,023	799,667	—	110,659	(68,565)	—
ProFund VP Nasdaq-100	2,963,806	7,477,324	—	1,056,265	(237,716)	—
ProFund VP Pharmaceuticals	—	(15,087)	—	—	2,112	—
ProFund VP Precious Metals	—	(524,896)	—	—	(142,864)	—
ProFund VP Real Estate	—	22,288	—	—	642	—
ProFund VP Semiconductor	—	630,814	—	—	(7,321)	—
ProFund VP Short Dow 30	—	(725)	—	—	(25)	—

December 31, 2023 :: Notes to Financial Statements :: 313

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Short Emerging Markets	$—	$(171,679)	$—	$—	$(10,176)	$—
ProFund VP Short International	—	(266,232)	—	—	(15,871)	—
ProFund VP Short Mid-Cap	—	(15,901)	—	—	539	—
ProFund VP Short Nasdaq-100	(198,405)	(2,881,315)	—	(72,475)	82,591	—
ProFund VP Short Small-Cap	5,429	(518,815)	—	(16,819)	68,345	—
ProFund VP Small-Cap	(11,227)	666,745	—	33,603	(113,397)	—
ProFund VP Technology	—	192,850	—	—	(1,755)	—
ProFund VP UltraBull	63,448	3,000,364	—	69,107	(91,520)	—
ProFund VP UltraMid-Cap	2,703	788,875	—	79,879	(109,837)	—
ProFund VP UltraNasdaq-100	2,210,481	58,936,084	—	1,531,408	(2,202,077)	—
ProFund VP UltraShort Dow 30	—	(852)	—	—	(28)	—
ProFund VP UltraShort Nasdaq-100	—	(3,436,585)	—	—	115,117	—
ProFund VP UltraSmall-Cap	(100,060)	2,149,332	—	66,153	(523,117)	—
ProFund VP Utilities	—	(150,240)	—	—	3,788	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(29,550)	—	—	18,107
Interest Rate Risk Exposure:
ProFund Access VP High Yield	(98,873)	—	—	53,425	—	—
ProFund VP Rising Rates Opportunity	31,011	1,457,750	—	198	(1,838,773)	—
ProFund VP U.S. Government Plus	(15,063)	(982,761)	—	595	583,144	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements (other than centrally cleared CDS) and forward currency contracts as of December 31, 2023. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$(1,982)	$—	$1,982	$—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	1,204	—	—	1,204
Swap Agreements — UBS AG	5,647	—	—	5,647
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(4,315)	—	3,000	(1,315)
ProFund VP Bull
Swap Agreements — Goldman Sachs International	(8,423)	8,423	—	—
Swap Agreements — UBS AG	(17,427)	17,427	—	—
ProFund VP Communication Services†
Swap Agreements — Goldman Sachs International	(821)	—	—	(821)
ProFund VP Consumer Discretionary†
Swap Agreements — Goldman Sachs International	(2,078)	—	2,078	—
ProFund VP Consumer Staples†
Swap Agreements — Goldman Sachs International	1,469	—	—	1,469
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	145	—	—	145
Swap Agreements — UBS AG	35	—	—	35

314 :: Notes to Financial Statements :: December 31, 2023

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	$2,209	$—	$—	$2,209
Swap Agreements — UBS AG	2,188	—	—	2,188
ProFund VP Energy†
Swap Agreements — Goldman Sachs International	(33,445)	—	33,445	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International	10,387	—	—	10,387
Forward Currency Contracts — UBS AG
Appreciation	16,955
Depreciation	(2,956)
Net Appreciation	13,999	—	—	13,999
ProFund VP Financials
Swap Agreements — Goldman Sachs International	1,740	—	—	1,740
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	6,733	—	—	6,733
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	(149)	—	—	(149)
ProFund VP International
Swap Agreements — Goldman Sachs International	(16,923)	16,923	—	—
Swap Agreements — UBS AG	(17,446)	17,446	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(1,365)	—	1,365	—
ProFund VP Japan
Swap Agreements — Goldman Sachs International	(794)	—	—	(794)
ProFund VP Materials†
Swap Agreements — Goldman Sachs International	(1,636)	—	1,636	—
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(36,763)	36,763	—	—
Swap Agreements — UBS AG	(48,960)	48,960	—	—
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	(160,882)	160,882	—	—
Swap Agreements — UBS AG	(857)	857	—	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	1,471	—	—	1,471
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(251,442)	251,442	—	—
Swap Agreements — UBS AG	(176,549)	176,549	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	204	—	—	204
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(29,851)	29,851	—	—
Swap Agreements — Societe' Generale	(60,714)	60,714	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(8,099)	—	8,099	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(1)	—	—	(1)
Swap Agreements — UBS AG	(3)	3	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(1,244)	—	—	(1,244)
Swap Agreements — UBS AG	(35)	35	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	1,582	—	—	1,582
Swap Agreements — UBS AG	36	—	—	36
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	51	—	—	51
Swap Agreements — UBS AG	601	—	—	601
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	4,494	—	—	4,494
Swap Agreements — UBS AG	16,759	—	—	16,759

December 31, 2023 :: Notes to Financial Statements :: 315

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	$22,517	$—	$—	$22,517
Swap Agreements — UBS AG	19,614	—	—	19,614
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(53,669)	53,669	—	—
Swap Agreements — UBS AG	(44,148)	44,148	—	—
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(1,552)	—	1,552	—
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(39,334)	39,334	—	—
Swap Agreements — UBS AG	(26,452)	26,452	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(79,822)	79,822	—	—
Swap Agreements — UBS AG	(59,268)	59,268	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	(786,385)	786,385	—	—
Swap Agreements — UBS AG	(417,830)	417,830	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(2)	—	—	(2)
Swap Agreements — UBS AG	(2)	—	2	—
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	1,017	—	—	1,017
Swap Agreements — UBS AG	4,955	—	—	4,955
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(208,613)	208,613	—	—
Swap Agreements — UBS AG	(228,447)	228,447	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	25,891	—	—	25,891
Swap Agreements — Societe' Generale	10,316	—	—	10,316
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	3,060	—	—	3,060

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Securities Lending:

Certain ProFunds VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the

316 :: Notes to Financial Statements :: December 31, 2023

ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of December 31, 2023:

	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$1,350,881	$1,553,457
ProFund VP Banks	20,434	21,291
ProFund VP Biotechnology	1,703,297	2,225,769
ProFund VP Bull	4,437	4,650
ProFund VP Emerging Markets	880,068	915,426
ProFund VP Europe 30	3,045,768	3,111,397
ProFund VP Large-Cap Value	4,437	4,650
ProFund VP Mid-Cap Growth	120,458	124,867
ProFund VP Mid-Cap Value	38,513	40,645
ProFund VP Nasdaq-100	422,100	439,645
ProFund VP Pharmaceuticals	191,898	229,478
ProFund VP Semiconductor	59,085	87,285
ProFund VP Small-Cap	179,746	193,047
ProFund VP Small-Cap Growth	19,141	19,774
ProFund VP Small-Cap Value	410,470	434,846
ProFund VP UltraMid-Cap	66,880	69,697
ProFund VP UltraNasdaq-100	542,009	564,539
ProFund VP UltraSmall-Cap	185,432	197,786

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net

December 31, 2023 :: Notes to Financial Statements :: 317

investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

●	Level 1–quoted prices in active markets for identical assets
●	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with

318 :: Notes to Financial Statements :: December 31, 2023

Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as previously described may be applied.

For the year ended December 31, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
U.S. Treasury Obligation	$—	$—	$7,836,768	$—	$7,836,768	$—
Repurchase Agreements	—	—	7,577,000	—	7,577,000	—
Futures Contracts	—	48,526	—	—	—	48,526
Credit Default Swap Agreements	—	—	—	560,024	—	560,024
Total	$—	$48,526	$15,413,768	$560,024	$15,413,768	$608,550
ProFund VP Asia 30
Common Stocks	$15,270,944	$—	$—	$—	$15,270,944	$—
Repurchase Agreements	—	—	36,000	—	36,000	—
Collateral for Securities Loaned	1,553,457	—	—	—	1,553,457	—
Total	$16,824,401	$—	$36,000	$—	$16,860,401	$—
ProFund VP Banks
Common Stocks	$5,571,585	$—	$—	$—	$5,571,585	$—
Repurchase Agreements	—	—	108,000	—	108,000	—
Collateral for Securities Loaned	21,291	—	—	—	21,291	—
Swap Agreements	—	—	—	(1,982)	—	(1,982)
Total	$5,592,876	$—	$108,000	$(1,982)	$5,700,876	$(1,982)
ProFund VP Bear
Repurchase Agreements	$—	$—	$3,114,000	$—	$3,114,000	$—
Futures Contracts	—	(19,479)	—	—	—	(19,479)
Swap Agreements	—	—	—	6,851	—	6,851
Total	$—	$(19,479)	$3,114,000	$6,851	$3,114,000	$(12,628)
ProFund VP Biotechnology
Common Stocks	$43,806,671	$—	$—	$—	$43,806,671	$—
Repurchase Agreements	—	—	1,418,000	—	1,418,000	—
Collateral for Securities Loaned	2,225,769	—	—	—	2,225,769	—
Swap Agreements	—	—	—	(4,315)	—	(4,315)
Total	$46,032,440	$—	$1,418,000	$(4,315)	$47,450,440	$(4,315)
ProFund VP Bull
Common Stocks	$41,759,384	$—	$—	$—	$41,759,384	$—
Repurchase Agreements	—	—	12,583,000	—	12,583,000	—
Collateral for Securities Loaned	4,650	—	—	—	4,650	—
Futures Contracts	—	116,796	—	—	—	116,796
Swap Agreements	—	—	—	(25,850)	—	(25,850)
Total	$41,764,034	$116,796	$12,583,000	$(25,850)	$54,347,034	$90,946
ProFund VP Communication Services†
Common Stocks	$8,232,448	$—	$—	$—	$8,232,448	$—
Repurchase Agreements	—	—	259,000	—	259,000	—
Swap Agreements	—	—	—	(821)	—	(821)
Total	$8,232,448	$—	$259,000	$(821)	$8,491,448	$(821)

December 31, 2023 :: Notes to Financial Statements :: 319

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Consumer Discretionary†
Common Stocks	$23,535,346	$—	$—	$—	$23,535,346	$—
Repurchase Agreements	—	—	208,000	—	208,000	—
Swap Agreements	—	—	—	(2,078)	—	(2,078)
Total	$23,535,346	$—	$208,000	$(2,078)	$23,743,346	$(2,078)
ProFund VP Consumer Staples†
Common Stocks	$10,478,834	$—	$—	$—	$10,478,834	$—
Repurchase Agreements	—	—	221,000	—	221,000	—
Swap Agreements	—	—	—	1,469	—	1,469
Total	$10,478,834	$—	$221,000	$1,469	$10,699,834	$1,469
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$327,000	$—	$327,000	$—
Swap Agreements	—	—	—	180	—	180
Total	$—	$—	$327,000	$180	$327,000	$180
ProFund VP Emerging Markets
Common Stocks	$18,423,098	$—	$—	$—	$18,423,098	$—
Preferred Stocks	458,568	—	—	—	458,568	—
Repurchase Agreements	—	—	1,577,000	—	1,577,000	—
Collateral for Securities Loaned	915,426	—	—	—	915,426	—
Swap Agreements	—	—	—	4,397	—	4,397
Total	$19,797,092	$—	$1,577,000	$4,397	$21,374,092	$4,397
ProFund VP Energy†
Common Stocks	$43,508,365	$—	$—	$—	$43,508,365	$—
Repurchase Agreements	—	—	975,000	—	975,000	—
Swap Agreements	—	—	—	(33,445)	—	(33,445)
Total	$43,508,365	$—	$975,000	$(33,445)	$44,483,365	$(33,445)
ProFund VP Europe 30
Common Stocks	$15,277,279	$—	$—	$—	$15,277,279	$—
Repurchase Agreements	—	—	184,000	—	184,000	—
Collateral for Securities Loaned	3,111,397	—	—	—	3,111,397	—
Total	$18,388,676	$—	$184,000	$—	$18,572,676	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,128,000	$—	$1,128,000	$—
Forward Currency Contracts	—	—	—	24,386	—	24,386
Total	$—	$—	$1,128,000	$24,386	$1,128,000	$24,386
ProFund VP Financials
Common Stocks	$26,520,295	$—	$—	$—	$26,520,295	$—
Repurchase Agreements	—	—	387,000	—	387,000	—
Swap Agreements	—	—	—	1,740	—	1,740
Total	$26,520,295	$—	$387,000	$1,740	$26,907,295	$1,740
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$15,912,526	$—	$15,912,526	$—
Repurchase Agreements	—	—	14,903,000	—	14,903,000	—
Total	$—	$—	$30,815,526	$—	$30,815,526	$—
ProFund VP Health Care
Common Stocks	$36,216,696	$—	$—	$—	$36,216,696	$—
Repurchase Agreements	—	—	865,000	—	865,000	—
Swap Agreements	—	—	—	6,733	—	6,733
Total	$36,216,696	$—	$865,000	$6,733	$37,081,696	$6,733

320 :: Notes to Financial Statements :: December 31, 2023

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Industrials
Common Stocks	$15,368,069	$—	$—	$—	$15,368,069	$—
Repurchase Agreements	—	—	545,000	—	545,000	—
Swap Agreements	—	—	—	(149)	—	(149)
Total	$15,368,069	$—	$545,000	$(149)	$15,913,069	$(149)
ProFund VP International
Repurchase Agreements	$—	$—	$10,711,000	$—	$10,711,000	$—
Swap Agreements	—	—	—	(34,369)	—	(34,369)
Total	$—	$—	$10,711,000	$(34,369)	$10,711,000	$(34,369)
ProFund VP Internet
Common Stocks	$12,477,421	$—	$—	$—	$12,477,421	$—
Repurchase Agreements	—	—	53,000	—	53,000	—
Swap Agreements	—	—	—	(1,365)	—	(1,365)
Total	$12,477,421	$—	$53,000	$(1,365)	$12,530,421	$(1,365)
ProFund VP Japan
Repurchase Agreements	$—	$—	$10,365,000	$—	$10,365,000	$—
Futures Contracts	—	(62,509)	—	—	—	(62,509)
Swap Agreements	—	—	—	(794)	—	(794)
Total	$—	$(62,509)	$10,365,000	$(794)	$10,365,000	$(63,303)
ProFund VP Large-Cap Growth
Common Stocks	$26,074,518	$—	$—	$—	$26,074,518	$—
Repurchase Agreements	—	—	54,000	—	54,000	—
Total	$26,074,518	$—	$54,000	$—	$26,128,518	$—
ProFund VP Large-Cap Value
Common Stocks	$20,274,857	$—	$—	$—	$20,274,857	$—
Repurchase Agreements	—	—	42,000	—	42,000	—
Collateral for Securities Loaned	4,650	—	—	—	4,650	—
Total	$20,279,507	$—	$42,000	$—	$20,321,507	$—
ProFund VP Materials†
Common Stocks	$14,437,170	$—	$—	$—	$14,437,170	$—
Repurchase Agreements	—	—	227,000	—	227,000	—
Swap Agreements	—	—	—	(1,636)	—	(1,636)
Total	$14,437,170	$—	$227,000	$(1,636)	$14,664,170	$(1,636)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$10,374,000	$—	$10,374,000	$—
Futures Contracts	—	84,150	—	—	—	84,150
Swap Agreements	—	—	—	(85,723)	—	(85,723)
Total	$—	$84,150	$10,374,000	$(85,723)	$10,374,000	$(1,573)
ProFund VP Mid-Cap Growth
Common Stocks	$14,907,032	$—	$—	$—	$14,907,032	$—
Repurchase Agreements	—	—	67,000	—	67,000	—
Collateral for Securities Loaned	124,867	—	—	—	124,867	—
Total	$15,031,899	$—	$67,000	$—	$15,098,899	$—
ProFund VP Mid-Cap Value
Common Stocks	$12,211,177	$—	$—	$—	$12,211,177	$—
Repurchase Agreements	—	—	81,000	—	81,000	—
Collateral for Securities Loaned	40,645	—	—	—	40,645	—
Total	$12,251,822	$—	$81,000	$—	$12,332,822	$—

December 31, 2023 :: Notes to Financial Statements :: 321

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Nasdaq-100
Common Stocks	$97,951,231	$—	$—	$—	$97,951,231	$—
Repurchase Agreements	—	—	47,181,000	—	47,181,000	—
Collateral for Securities Loaned	439,645	—	—	—	439,645	—
Futures Contracts	—	911,679	—	—	—	911,679
Swap Agreements	—	—	—	(161,739)	—	(161,739)
Total	$98,390,876	$911,679	$47,181,000	$(161,739)	$145,571,876	$749,940
ProFund VP Pharmaceuticals
Common Stocks	$10,088,697	$—	$—	$—	$10,088,697	$—
Warrant	—	—	2,665	—	2,665	—
Repurchase Agreements	—	—	258,000	—	258,000	—
Collateral for Securities Loaned	229,478	—	—	—	229,478	—
Swap Agreements	—	—	—	1,471	—	1,471
Total	$10,318,175	$—	$260,665	$1,471	$10,578,840	$1,471
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$22,668,000	$—	$22,668,000	$—
Swap Agreements	—	—	—	(427,991)	—	(427,991)
Total	$—	$—	$22,668,000	$(427,991)	$22,668,000	$(427,991)
ProFund VP Real Estate
Common Stocks	$6,286,346	$—	$—	$—	$6,286,346	$—
Repurchase Agreements	—	—	209,000	—	209,000	—
Swap Agreements	—	—	—	204	—	204
Total	$6,286,346	$—	$209,000	$204	$6,495,346	$204
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$8,319,000	$—	$8,319,000	$—
Swap Agreements	—	—	—	(90,565)	—	(90,565)
Total	$—	$—	$8,319,000	$(90,565)	$8,319,000	$(90,565)
ProFund VP Semiconductor
Common Stocks	$39,566,796	$—	$—	$—	$39,566,796	$—
Repurchase Agreements	—	—	1,796,000	—	1,796,000	—
Collateral for Securities Loaned	87,285	—	—	—	87,285	—
Swap Agreements	—	—	—	(8,099)	—	(8,099)
Total	$39,654,081	$—	$1,796,000	$(8,099)	$41,450,081	$(8,099)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$6,000	$—	$6,000	$—
Swap Agreements	—	—	—	(4)	—	(4)
Total	$—	$—	$6,000	$(4)	$6,000	$(4)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$515,000	$—	$515,000	$—
Swap Agreements	—	—	—	(1,279)	—	(1,279)
Total	$—	$—	$515,000	$(1,279)	$515,000	$(1,279)
ProFund VP Short International
Repurchase Agreements	$—	$—	$518,000	$—	$518,000	$—
Swap Agreements	—	—	—	1,618	—	1,618
Total	$—	$—	$518,000	$1,618	$518,000	$1,618
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$68,000	$—	$68,000	$—
Swap Agreements	—	—	—	652	—	652
Total	$—	$—	$68,000	$652	$68,000	$652

322 :: Notes to Financial Statements :: December 31, 2023

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$4,828,000	$—	$4,828,000	$—
Futures Contracts	—	(36,469)	—	—	—	(36,469)
Swap Agreements	—	—	—	21,253	—	21,253
Total	$—	$(36,469)	$4,828,000	$21,253	$4,828,000	$(15,216)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,266,000	$—	$2,266,000	$—
Futures Contracts	—	(16,819)	—	—	—	(16,819)
Swap Agreements	—	—	—	42,131	—	42,131
Total	$—	$(16,819)	$2,266,000	$42,131	$2,266,000	$25,312
ProFund VP Small-Cap
Common Stocks	$9,610,931	$—	$323	$—	$9,611,254	$—
Rights	—	—	80	—	80	—
Trust*	—	—	—	—	—	—
Warrant	—	—	46	—	46	—
Repurchase Agreements	—	—	5,615,000	—	5,615,000	—
Collateral for Securities Loaned	193,047	—	—	—	193,047	—
Futures Contracts	—	33,603	—	—	—	33,603
Swap Agreements	—	—	—	(97,817)	—	(97,817)
Total	$9,803,978	$33,603	$5,615,449	$(97,817)	$15,419,427	$(64,214)
ProFund VP Small-Cap Growth
Common Stocks	$16,165,464	$—	$—	$—	$16,165,464	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Collateral for Securities Loaned	19,774	—	—	—	19,774	—
Total	$16,185,238	$—	$40,000	$—	$16,225,238	$—
ProFund VP Small-Cap Value
Common Stocks	$19,448,474	$—	$—	$—	$19,448,474	$—
Repurchase Agreements	—	—	81,000	—	81,000	—
Collateral for Securities Loaned	434,846	—	—	—	434,846	—
Total	$19,883,320	$—	$81,000	$—	$19,964,320	$—
ProFund VP Technology
Common Stocks	$56,760,282	$—	$—	$—	$56,760,282	$—
Repurchase Agreements	—	—	396,000	—	396,000	—
Swap Agreements	—	—	—	(1,552)	—	(1,552)
Total	$56,760,282	$—	$396,000	$(1,552)	$57,156,282	$(1,552)
ProFund VP UltraBull
Common Stocks	$11,742,369	$—	$—	$—	$11,742,369	$—
Repurchase Agreements	—	—	6,971,000	—	6,971,000	—
Futures Contracts	—	58,398	—	—	—	58,398
Swap Agreements	—	—	—	(65,786)	—	(65,786)
Total	$11,742,369	$58,398	$6,971,000	$(65,786)	$18,713,369	$(7,388)
ProFund VP UltraMid-Cap
Common Stocks	$6,656,778	$—	$—	$—	$6,656,778	$—
Repurchase Agreements	—	—	4,228,000	—	4,228,000	—
Collateral for Securities Loaned	69,697	—	—	—	69,697	—
Futures Contracts	—	67,320	—	—	—	67,320
Swap Agreements	—	—	—	(139,090)	—	(139,090)
Total	$6,726,475	$67,320	$4,228,000	$(139,090)	$10,954,475	$(71,770)

December 31, 2023 :: Notes to Financial Statements :: 323

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraNasdaq-100
Common Stocks	$125,770,443	$—	$—	$—	$125,770,443	$—
Repurchase Agreements	—	—	62,044,000	—	62,044,000	—
Collateral for Securities Loaned	564,539	—	—	—	564,539	—
Futures Contracts	—	911,679	—	—	—	911,679
Swap Agreements	—	—	—	(1,204,215)	—	(1,204,215)
Total	$126,334,982	$911,679	$62,044,000	$(1,204,215)	$188,378,982	$(292,536)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$2,000	$—	$2,000	$—
Swap Agreements	—	—	—	(4)	—	(4)
Total	$—	$—	$2,000	$(4)	$2,000	$(4)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$595,000	$—	$595,000	$—
Swap Agreements	—	—	—	5,972	—	5,972
Total	$—	$—	$595,000	$5,972	$595,000	$5,972
ProFund VP UltraSmall-Cap
Common Stocks	$11,756,036	$—	$292	$—	$11,756,328	$—
Rights	—	—	73	—	73	—
Trust*	—	—	—	—	—	—
Warrant	—	—	56	—	56	—
Repurchase Agreements	—	—	5,551,000	—	5,551,000	—
Collateral for Securities Loaned	197,786	—	—	—	197,786	—
Futures Contracts	—	25,202	—	—	—	25,202
Swap Agreements	—	—	—	(437,060)	—	(437,060)
Total	$11,953,822	$25,202	$5,551,421	$(437,060)	$17,505,243	$(411,858)
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$3,650,822	$—	$3,650,822	$—
Repurchase Agreements	—	—	6,787,000	—	6,787,000	—
Swap Agreements	—	—	—	36,207	—	36,207
Total	$—	$—	$10,437,822	$36,207	$10,437,822	$36,207
ProFund VP Utilities
Common Stocks	$25,565,121	$—	$—	$—	$25,565,121	$—
Repurchase Agreements	—	—	380,000	—	380,000	—
Swap Agreements	—	—	—	3,060	—	3,060
Total	$25,565,121	$—	$380,000	$3,060	$25,945,121	$3,060

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the year ended December 31, 2023, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375%

324 :: Notes to Financial Statements :: December 31, 2023

to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2023 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $87,817 for the year ended December 31, 2023. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the year ended December 31, 2023, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $85,062 for the year ended December 31, 2023. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the year ended December 31, 2023, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. For the non-money market ProFunds VP, these expense limitations remain in effect until at least April 30, 2024.

For ProFund VP Government Money Market, effective October 1, 2023, the Advisor amended its contractual expense limitation agreement, reducing the expense limit from 1.35% to 0.90% of the average daily net assets of the ProFund VP. For ProFund VP Government Money Market, this amended expense limitation remains in effect until at least April 30, 2025. All other terms of the amended contractual expense limitation for the ProFund VP Government Money Market are identical to the preceding contractual expense limitation.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of December 31, 2023, the recoupments that may potentially be made by the ProFunds VP are as shown in the tables below. As of December 31, 2023, no commitment or contingent liability is expected.

	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Total
ProFund Access VP High Yield	$26,937	$—	$3,223	$3,899	$34,059
ProFund VP Asia 30	—	—	15,415	18,933	34,348
ProFund VP Banks	2,494	—	6,886	2,578	11,958
ProFund VP Bear	3,281	—	565	946	4,792
ProFund VP Bull	—	—	21,942	24,590	46,532

December 31, 2023 :: Notes to Financial Statements :: 325

	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Total
ProFund VP Communication Services†	$4,957	$329	$3,195	$4,386	$12,867
ProFund VP Consumer Discretionary†	15,776	369	6,182	13,388	35,715
ProFund VP Consumer Staples†	10,988	536	7,736	8,219	27,479
ProFund VP Emerging Markets	1,418	—	25,649	17,314	44,381
ProFund VP Energy†	13,096	—	23,266	19,469	55,831
ProFund VP Europe 30	10,334	—	15,452	9,163	34,949
ProFund VP Falling U.S. Dollar	5,761	4,215	4,514	9,260	23,750
ProFund VP Financials	3,055	—	15,820	12,353	31,228
ProFund VP Government Money Market	—	—	—	42,708	42,708
ProFund VP Health Care	24,319	—	9,366	15,067	48,752
ProFund VP Industrials	8,851	390	4,461	9,311	23,013
ProFund VP International	—	—	5,551	1,305	6,856
ProFund VP Internet	—	—	3,370	6,401	9,771
ProFund VP Japan	4,408	—	1,092	3,307	8,807
ProFund VP Large-Cap Growth	17,250	1,329	12,667	14,732	45,978
ProFund VP Large-Cap Value	13,431	2,302	10,632	11,235	37,600
ProFund VP Materials†	3,206	—	6,866	7,613	17,685
ProFund VP Mid-Cap	—	—	5,489	4,038	9,527
ProFund VP Mid-Cap Growth	17,143	7,817	12,813	13,292	51,065
ProFund VP Mid-Cap Value	11,427	3,158	10,985	11,100	36,670
ProFund VP Nasdaq-100	56,024	—	65,747	59,909	181,680
ProFund VP Pharmaceuticals	3,392	—	6,166	5,429	14,987
ProFund VP Precious Metals	18,138	—	12,968	13,726	44,832
ProFund VP Real Estate	7,742	268	2,821	5,515	16,346
ProFund VP Semiconductor	—	—	3,835	2,022	5,857
ProFund VP Short Dow 30	25	—	—	—	25
ProFund VP Short Emerging Markets	—	—	560	360	920
ProFund VP Short International	—	—	400	—	400
ProFund VP Short Mid-Cap	193	—	178	121	492
ProFund VP Short Nasdaq-100	—	—	6,338	3,431	9,769
ProFund VP Short Small-Cap	2,179	82	3,055	3,131	8,447
ProFund VP Small-Cap	14,995	1,008	18,514	15,861	50,378
ProFund VP Small-Cap Growth	8,803	140	2,546	10,806	22,295
ProFund VP Small-Cap Value	14,210	—	5,595	12,199	32,004
ProFund VP UltraBull	—	—	1,022	4,454	5,476
ProFund VP UltraMid-Cap	10,517	773	3,796	8,439	23,525
ProFund VP UltraNasdaq-100	95,642	6,645	136,878	95,655	334,820
ProFund VP UltraShort Nasdaq-100	—	534	4,774	1,971	7,279
ProFund VP UltraSmall-Cap	31,072	6,878	31,072	17,883	86,905
ProFund VP U.S. Government Plus	26,056	—	5,622	5,789	37,467
ProFund VP Utilities	21,102	511	18,146	18,410	58,169

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2024 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of December 31, 2023, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Total
ProFund VP Government Money Market	$520,249	$437,473	$28,512	$986,234

In addition, from January 1, 2023 through September 30, 2023, the Advisor voluntarily agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market to the extent necessary to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market (exclusive of the amounts contractually waived to support a minimum net yield). This voluntary waiver was discontinued upon the effective date of the amended contractual expense limitation, described above. During the year ended December 31, 2023, the advisor voluntarily waived $90,405. Amounts waived voluntarily are not subject to recoupment.

326 :: Notes to Financial Statements :: December 31, 2023

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2023 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$25,033,012	$28,162,357
ProFund VP Banks	19,890,927	18,178,688
ProFund VP Biotechnology	55,983,034	60,397,685
ProFund VP Bull	48,501,876	46,476,055
ProFund VP Communication Services†	13,654,234	10,895,776
ProFund VP Consumer Discretionary†	20,604,760	17,446,454
ProFund VP Consumer Staples†	20,907,801	22,183,503
ProFund VP Emerging Markets	27,568,759	26,519,724
ProFund VP Energy†	37,550,566	52,552,397
ProFund VP Europe 30	18,005,347	19,222,825
ProFund VP Financials	11,997,632	15,475,453
ProFund VP Health Care	4,972,944	11,434,731
ProFund VP Industrials	11,473,184	12,041,864
ProFund VP Internet	9,057,891	8,494,994
ProFund VP Large-Cap Growth	43,859,335	38,685,317
ProFund VP Large-Cap Value	26,818,534	25,547,259
ProFund VP Materials†	10,462,114	10,863,926
ProFund VP Mid-Cap Growth	20,658,977	19,526,722
ProFund VP Mid-Cap Value	15,633,011	18,016,760
ProFund VP Nasdaq-100	26,110,928	16,750,300
ProFund VP Pharmaceuticals	14,305,365	16,735,272
ProFund VP Real Estate	6,801,800	6,366,741
ProFund VP Semiconductor	70,099,603	57,271,572
ProFund VP Small-Cap	2,797,455	1,205,653
ProFund VP Small-Cap Growth	13,973,378	13,795,425
ProFund VP Small-Cap Value	17,323,084	18,188,675
ProFund VP Technology	27,978,917	14,368,271
ProFund VP UltraBull	6,802,076	4,889,620
ProFund VP UltraMid-Cap	1,947,689	1,956,996
ProFund VP UltraNasdaq-100	72,348,118	37,443,876
ProFund VP UltraSmall-Cap	4,060,466	3,182,389
ProFund VP Utilities	8,783,304	17,758,652

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2023 were as follows:

	Purchases	Sales
ProFund Access VP High Yield	$82,367,068	$83,083,074
ProFund VP U.S. Government Plus	14,605,081	14,648,213

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

December 31, 2023 :: Notes to Financial Statements :: 327

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Compounding Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund VP calculates its net asset value ("NAV") to the time of the ProFund VP's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor's judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio

328 :: Notes to Financial Statements :: December 31, 2023

exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Credit Default Swaps (CDS) Risk

While the Profund Access VP High Yield will normally be a net "seller" of CDS, at times the ProFund Access VP High Yield may be a net "buyer" of CDS. When the ProFund VP is a seller of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When the ProFund VP is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, the ProFund VP intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which the ProFund VP invests or in the reference entities subject to the CDS. As a result, the ProFund VP's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because the ProFund VP may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service

December 31, 2023 :: Notes to Financial Statements :: 329

providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty's ability to meets it obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund VP and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund VP's investments, even beyond any direct exposure a ProFund VP may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a ProFund VP's performance and the value of an investment in a ProFund VP.

330 :: Notes to Financial Statements :: December 31, 2023

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate appreciated from 4.50% to 5.50% during the fiscal year. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund VP's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund VP's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund VP's investments may not keep pace with inflation, which may result in loses to the ProFund VP investors or adversely affect the real value of shareholders' investments in a ProFund VP. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited

December 31, 2023 :: Notes to Financial Statements :: 331

to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

ProFund VP Bear and ProFund VP Rising Rates Opportunity have unpaid capital gain distributions of $73,482 and $2,835,809, respectively, relating to the tax year ended December 31, 2022. Each fund is in the process of determining resolution of the additional distribution requirements, which could incur additional fees and expenses up to $10,000 and $250,000, respectively. These fees and expenses are expected to be reimbursed by a third party or parties.

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2023				Year Ended December 31, 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$811,910	$—	$—	$811,910	$595,085	$—	$—	$595,085
ProFund VP Asia 30	17,533	669,693	—	687,226	95,017	2,232,606	—	2,327,623
ProFund VP Banks	65,310	—	—	65,310	49,018	—	—	49,018
ProFund VP Bear	7,959	—	—	7,959	—	—	—	—
ProFund VP Biotechnology	—	6,518,064	—	6,518,064	197,061	8,620,057	—	8,817,118
ProFund VP Bull	—	8,734,170	—	8,734,170	4,194,088	1,291,627	—	5,485,715
ProFund VP Communication Services†	58,848	—	—	58,848	103,492	—	—	103,492
ProFund VP Consumer Discretionary†	—	1,013,997	—	1,013,997	60,825	139,786	—	200,611
ProFund VP Consumer Staples†	343,272	1,462,883	—	1,806,155	488,033	48,178	—	536,211
ProFund VP Dow 30	129	—	—	129	44,674	—	—	44,674
ProFund VP Emerging Markets	422,942	—	—	422,942	110,840	—	—	110,840
ProFund VP Energy†	1,187,917	—	—	1,187,917	658,231	—	—	658,231
ProFund VP Europe 30	314,873	—	—	314,873	816,976	138,048	—	955,024
ProFund VP Financials	118,059	1,067,782	—	1,185,841	265,645	116,404	—	382,049
ProFund VP Government Money Market	1,426,790	—	—	1,426,790	375,075	—	—	375,075
ProFund VP Health Care	—	4,450,779	—	4,450,779	364,507	2,227,197	—	2,591,704
ProFund VP Industrials	—	1,349,793	—	1,349,793	74,737	115,158	—	189,895
ProFund VP International	—	—	—	—	461,505	—	—	461,505
ProFund VP Internet	—	1,717,154	—	1,717,154	—	3,971,476	—	3,971,476
ProFund VP Japan	—	—	—	—	60,553	296,292	—	356,845
ProFund VP Large-Cap Growth	—	3,728,772	—	3,728,772	120,408	3,618,565	—	3,738,973
ProFund VP Large-Cap Value	87,129	1,233,407	—	1,320,536	72,492	201,284	—	273,776
ProFund VP Materials†	72,950	—	—	72,950	138,448	53,432	—	191,880
ProFund VP Mid-Cap	—	—	—	—	2,138,942	292,514	—	2,431,456
ProFund VP Mid-Cap Growth	—	81,372	—	81,372	455,295	2,534,042	—	2,989,337
ProFund VP Mid-Cap Value	33,606	695,642	—	729,248	700,703	1,426,381	—	2,127,084
ProFund VP Nasdaq-100	—	620,919	—	620,919	9,788,260	10,171,071	—	19,959,331
ProFund VP Pharmaceuticals	61,386	228,205	—	289,591	181,043	670,360	—	851,403
ProFund VP Real Estate	65,712	1,191,790	—	1,257,502	440,861	162,329	—	603,190
ProFund VP Rising Rates Opportunity	16,031	—	—	16,031	—	—	—	—
ProFund VP Semiconductor	—	397,743	—	397,743	671,419	26,089	—	697,508
ProFund VP Short Emerging Markets	4,519	—	—	4,519	13,998	—	—	13,998
ProFund VP Short International	13,615	—	—	13,615	—	—	—	—
ProFund VP Short Mid-Cap	1,059	—	—	1,059	—	—	—	—
ProFund VP Short Nasdaq-100	3,135	5,864	—	8,999	—	—	—	—
ProFund VP Short Small-Cap	131,293	11,997	—	143,290	—	—	—	—
ProFund VP Small-Cap	—	—	—	—	1,044,374	490,095	—	1,534,469
ProFund VP Small-Cap Growth	—	435,031	—	435,031	552,099	1,989,453	—	2,541,552
ProFund VP Small-Cap Value	3,178	789,010	—	792,188	1,850,348	1,973,977	—	3,824,325
ProFund VP Technology	—	5,510,738	—	5,510,738	1,317,218	5,172,582	—	6,489,800
ProFund VP UltraBull	—	—	—	—	2,078,580	948,359	—	3,026,939
ProFund VP UltraMid-Cap	—	—	—	—	3,468,388	589,136	—	4,057,524
ProFund VP UltraNasdaq-100	—	—	—	—	72,449,015	1,258,151	—	73,707,166

332 :: Notes to Financial Statements :: December 31, 2023

	Year Ended December 31, 2023				Year Ended December 31, 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP UltraShort Dow 30	$6	$—	$—	$6	$—	$—	$—	$—
ProFund VP UltraSmall-Cap	—	—	—	—	2,923,886	639,688	—	3,563,574
ProFund VP U.S. Government Plus	362,281	—	249	362,530	—	—	—	—
ProFund VP Utilities	406,380	—	—	406,380	391,040	426,398	—	817,438

As of the latest tax year ended December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$612,963	$—	$—	$(5,018,349)	$127,414	$(4,277,972)
ProFund VP Asia 30	117,552	—	—	(592,481)	(104,817)	(579,746)
ProFund VP Banks	86,224	—	—	(5,580,049)	866,691	(4,627,134)
ProFund VP Bear	131,745	—	—	(23,635,435)	6,851	(23,496,839)
ProFund VP Biotechnology	—	16,706,392	—	—	8,844,701	25,551,093
ProFund VP Bull	3,046,029	304,498	—	—	26,118,021	29,468,548
ProFund VP Communication Services†	—	—	—	(870,404)	1,729,212	858,808
ProFund VP Consumer Discretionary†	48,875	2,448,847	—	—	7,970,416	10,468,138
ProFund VP Consumer Staples†	214,461	3,296,352	—	—	4,167,080	7,677,893
ProFund VP Dow 30	10,184	—	—	(1,646,322)	180	(1,635,958)
ProFund VP Emerging Markets	334,637	—	—	(8,537,805)	6,104,694	(2,098,474)
ProFund VP Energy†	919,340	2,002,124	—	—	23,147,772	26,069,236
ProFund VP Europe 30	276,152	495,778	—	—	1,109,401	1,881,331
ProFund VP Falling U.S. Dollar	29,158	—	—	(395,705)	—	(366,547)
ProFund VP Financials	319,014	2,603,640	—	—	13,522,371	16,445,025
ProFund VP Government Money Market	—	—	—	(39,366)	—	(39,366)
ProFund VP Health Care	23,646	1,709,557	—	—	28,372,366	30,105,569
ProFund VP Industrials	117,573	2,108,331	—	—	7,380,699	9,606,603
ProFund VP International	371,382	—	—	(1,917,655)	(34,369)	(1,580,642)
ProFund VP Internet	257,577	—	—	—	4,563,077	4,820,654
ProFund VP Japan	1,012,848	1,018,380	—	—	(794)	2,030,434
ProFund VP Large-Cap Growth	294,317	236,429	—	—	10,721,831	11,252,577
ProFund VP Large-Cap Value	1,512,254	404,250	—	—	2,524,827	4,441,331
ProFund VP Materials†	62,256	11,137	—	—	7,111,000	7,184,393
ProFund VP Mid-Cap	316,090	—	—	(1,747,147)	(85,723)	(1,516,780)
ProFund VP Mid-Cap Growth	21,136	575,482	—	—	3,050,618	3,647,236
ProFund VP Mid-Cap Value	410,021	92,955	—	—	1,012,772	1,515,748
ProFund VP Nasdaq-100	11,487,728	8,419,597	—	—	62,828,608	82,735,933
ProFund VP Pharmaceuticals	—	1,036,922	—	—	1,353,056	2,389,978
ProFund VP Precious Metals	809,641	—	—	(65,254,634)	(427,991)	(64,872,984)
ProFund VP Real Estate	89,738	144,890	—	—	3,039,264	3,273,892
ProFund VP Rising Rates Opportunity	1,635,069	16,086	—	(27,316,320)	(90,565)	(25,755,730)
ProFund VP Semiconductor	5,756,750	1,524	—	—	19,144,530	24,902,804
ProFund VP Short Dow 30	200	—	—	(119,763)	(4)	(119,567)
ProFund VP Short Emerging Markets	29,923	—	—	(2,788,848)	(1,279)	(2,760,204)
ProFund VP Short International	29,900	—	—	(2,659,203)	1,618	(2,627,685)
ProFund VP Short Mid-Cap	7,165	—	—	(2,609,427)	652	(2,601,610)
ProFund VP Short Nasdaq-100	205,004	—	—	(18,277,553)	21,253	(18,051,296)
ProFund VP Short Small-Cap	109,373	—	—	(6,403,485)	42,131	(6,251,981)
ProFund VP Small-Cap	106,123	—	—	(128,360)	1,647,161	1,624,924
ProFund VP Small-Cap Growth	47,305	708,603	—	—	3,947,955	4,703,863
ProFund VP Small-Cap Value	159,421	—	—	—	406,885	566,306
ProFund VP Technology	224,890	4,080,560	—	—	32,344,795	36,650,245
ProFund VP UltraBull	123,404	—	—	(14,479,872)	7,252,470	(7,103,998)
ProFund VP UltraMid-Cap	70,221	—	—	(1,239,405)	2,312,400	1,143,216
ProFund VP UltraNasdaq-100	662,573	—	—	(22,172,081)	69,258,704	47,749,196
ProFund VP UltraShort Dow 30	108	—	—	(969,507)	(4)	(969,403)

December 31, 2023 :: Notes to Financial Statements :: 333

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund VP UltraShort Nasdaq-100	$71,933	$—	$—	$(8,848,614)	$5,972	$(8,770,709)
ProFund VP UltraSmall-Cap	112,671	—	—	(7,269,435)	2,075,577	(5,081,187)
ProFund VP U.S. Government Plus	—	—	—	(8,823,403)	410,145	(8,413,258)
ProFund VP Utilities	470,058	—	—	(93,795)	12,276,386	12,652,649

As of the latest tax year ended December 31, 2023, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund	No Expiration Date
ProFund Access VP High Yield	$5,018,349	*
ProFund VP Asia 30	592,481
ProFund VP Banks	5,580,049	*
ProFund VP Bear	23,635,435	*
ProFund VP Communication Services†	870,404	*
ProFund VP Dow 30	1,646,322	*
ProFund VP Emerging Markets	8,537,805	*
ProFund VP Falling U.S. Dollar	395,705	*
ProFund VP Government Money Market	39,366
ProFund VP International	1,917,655	*
ProFund VP Mid-Cap	1,747,147	*
ProFund VP Precious Metals	65,254,634	*
ProFund VP Rising Rates Opportunity	27,316,320	*
ProFund VP Short Dow 30	119,763	*
ProFund VP Short Emerging Markets	2,788,848	*
ProFund VP Short International	2,659,203	*
ProFund VP Short Mid-Cap	2,609,427	*
ProFund VP Short Nasdaq-100	18,277,553	*
ProFund VP Short Small-Cap	6,403,485	*
ProFund VP Small-Cap	128,360
ProFund VP UltraBull	14,479,872	*
ProFund VP UltraMid-Cap	1,239,405
ProFund VP UltraNasdaq-100	22,172,081	*
ProFund VP UltraShort Dow 30	969,507	*
ProFund VP UltraShort Nasdaq-100	8,848,614	*
ProFund VP UltraSmall-Cap	7,269,435
ProFund VP U.S. Government Plus	8,823,403	*
ProFund VP Utilities	93,795

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of December 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield	$15,894,904	$127,414	$—	$127,414
ProFund VP Asia 30	16,965,218	5,183,459	(5,288,276)	(104,817)
ProFund VP Banks	4,832,203	1,742,190	(875,499)	866,691
ProFund VP Bear	3,094,521	6,851	—	6,851
ProFund VP Biotechnology	38,601,424	13,337,969	(4,493,268)	8,844,701
ProFund VP Bull	28,319,959	29,375,703	(3,257,682)	26,118,021
ProFund VP Communication Services†	6,761,415	1,964,599	(235,387)	1,729,212
ProFund VP Consumer Discretionary†	15,770,852	8,728,723	(758,307)	7,970,416
ProFund VP Consumer Staples†	6,534,223	4,775,830	(608,750)	4,167,080
ProFund VP Dow 30	327,000	180	—	180
ProFund VP Emerging Markets	15,273,795	9,050,696	(2,946,002)	6,104,694
ProFund VP Energy†	21,302,148	28,210,550	(5,062,778)	23,147,772
ProFund VP Europe 30	17,463,275	5,206,622	(4,097,221)	1,109,401
ProFund VP Falling U.S. Dollar	1,152,386	—	—	—

334 :: Notes to Financial Statements :: December 31, 2023

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Financials	$13,386,664	$19,014,907	$(5,492,536)	$13,522,371
ProFund VP Government Money Market	30,815,526	—	—	—
ProFund VP Health Care	8,716,063	29,829,552	(1,457,186)	28,372,366
ProFund VP Industrials	8,532,221	8,130,787	(750,088)	7,380,699
ProFund VP International	10,711,000	—	(34,369)	(34,369)
ProFund VP Internet	7,965,979	6,782,139	(2,219,062)	4,563,077
ProFund VP Japan	10,302,491	—	(794)	(794)
ProFund VP Large-Cap Growth	15,406,687	11,301,685	(579,854)	10,721,831
ProFund VP Large-Cap Value	17,796,680	4,816,118	(2,291,291)	2,524,827
ProFund VP Materials†	7,551,534	8,590,123	(1,479,123)	7,111,000
ProFund VP Mid-Cap	10,458,150	—	(85,723)	(85,723)
ProFund VP Mid-Cap Growth	12,048,281	3,645,289	(594,671)	3,050,618
ProFund VP Mid-Cap Value	11,320,050	2,564,798	(1,552,026)	1,012,772
ProFund VP Nasdaq-100	83,493,208	64,697,640	(1,869,032)	62,828,608
ProFund VP Pharmaceuticals	9,227,255	3,311,143	(1,958,087)	1,353,056
ProFund VP Precious Metals	22,668,000	—	(427,991)	(427,991)
ProFund VP Real Estate	3,456,286	3,411,579	(372,315)	3,039,264
ProFund VP Rising Rates Opportunity	8,319,000	—	(90,565)	(90,565)
ProFund VP Semiconductor	22,297,452	21,229,847	(2,085,317)	19,144,530
ProFund VP Short Dow 30	6,000	—	(4)	(4)
ProFund VP Short Emerging Markets	515,000	—	(1,279)	(1,279)
ProFund VP Short International	518,000	1,618	—	1,618
ProFund VP Short Mid-Cap	68,000	652	—	652
ProFund VP Short Nasdaq-100	4,791,531	21,253	—	21,253
ProFund VP Short Small-Cap	2,249,181	42,131	—	42,131
ProFund VP Small-Cap	13,708,052	2,990,082	(1,342,921)	1,647,161
ProFund VP Small-Cap Growth	12,277,283	4,720,176	(772,221)	3,947,955
ProFund VP Small-Cap Value	19,557,435	2,981,871	(2,574,986)	406,885
ProFund VP Technology	24,809,935	33,517,099	(1,172,304)	32,344,795
ProFund VP UltraBull	11,453,511	7,816,946	(564,476)	7,252,470
ProFund VP UltraMid-Cap	8,570,305	2,897,170	(584,770)	2,312,400
ProFund VP UltraNasdaq-100	118,827,742	73,100,622	(3,841,918)	69,258,704
ProFund VP UltraShort Dow 30	2,000	—	(4)	(4)
ProFund VP UltraShort Nasdaq-100	595,000	5,972	—	5,972
ProFund VP UltraSmall-Cap	15,017,808	3,789,328	(1,713,751)	2,075,577
ProFund VP U.S. Government Plus	10,063,884	410,145	—	410,145
ProFund VP Utilities	13,671,795	14,492,466	(2,216,080)	12,276,386

8. Stock Splits and Reverse Share Splits

Effective March 13, 2023, the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-5 reverse share split.

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-1 share split, the ProFund VP Short Small-Cap, the ProFund VP UltraBull, and the ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30 , and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 41%, 66%, and 93% respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

Report of Independent Registered Public Accounting Firm :: 335

To the Board of Trustees of ProFunds and Shareholders of each of the fifty-one funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (fifty-one of the funds constituting ProFunds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023, and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2024

We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

336 :: Additional Tax Information

Other Federal Income Tax Information:

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2023, qualify for the corporate dividends received deduction for the following ProFunds VP:

Percentage
ProFund VP Banks	100.00%
ProFund VP Communication Services†	100.00%
ProFund VP Consumer Staples†	78.14%
ProFund VP Energy†	100.00%
ProFund VP Europe 30	86.80%
ProFund VP Financials	100.00%
ProFund VP Large-Cap Value	100.00%
ProFund VP Materials†	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Small-Cap Value	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2023, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Amount
ProFund VP Asia 30	$669,693
ProFund VP Biotechnology	6,518,064
ProFund VP Bull	8,734,170
ProFund VP Consumer Discretionary†	1,013,997
ProFund VP Consumer Staples†	1,462,883
ProFund VP Financials	1,067,782
ProFund VP Health Care	4,450,779
ProFund VP Industrials	1,349,793
ProFund VP Internet	1,717,154
ProFund VP Large-Cap Growth	3,728,772
ProFund VP Large-Cap Value	1,233,407
ProFund VP Mid-Cap Growth	81,372
ProFund VP Mid-Cap Value	695,642
ProFund VP Nasdaq-100	620,919
ProFund VP Pharmaceuticals	228,205
ProFund VP Real Estate	1,191,790
ProFund VP Semiconductor	397,743
ProFund VP Short Nasdaq-100	5,864
ProFund VP Short Small-Cap	11,997
ProFund VP Small-Cap Growth	435,031
ProFund VP Small-Cap Value	789,010
ProFund VP Technology	5,510,738

For the fiscal year ended December 31, 2023, the amount of short-term capital gain designated by the ProFunds VP were as follows:

Amount
ProFund VP Consumer Staples†	$319,943
ProFund VP Short Emerging Markets	2,454
ProFund VP Short Nasdaq-100	3,135
ProFund VP Short Small-Cap	124,481

December 31, 2023 :: Board Approval of Investment Advisory Agreement :: 337

At a meeting held on September 12-13, 2023, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits realized by the Advisor;
(iii)	the investment performance of the Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

●	information about the advisory services that were being provided by the Advisor with respect to the Funds;
●	the Advisor's Form ADV;
●	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
●	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
●	information regarding advisory fees earned versus advisory fees waived for previous periods;
●	performance information for prior periods;
●	comparative industry fee data;
●	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
●	information regarding the Advisor's trade allocation and best execution policies and procedures;
●	information about the financial condition of the Advisor;
●	information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and
●	the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund- by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

●	the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;
●	the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
●	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
●	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
●	the structure of the portfolio Advisor's staff compensation program and the incentives it is intended to provide;
●	the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;

338 :: Board Approval of Investment Advisory Agreement :: December 31, 2023

●	the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;
●	the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
●	a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
●	for certain Bitcoin-linked Funds, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and
●	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2023, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance

December 31, 2023 :: Board Approval of Investment Advisory Agreement :: 339

of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

With regard to the Active Funds, the Board considered that the Access Flex High Yield ProFund outperformed its Peer Group and index for the one-year and five-year periods ended June 30, 2023, and underperformed its Peer Group and index for the three-year and ten-year periods ended June 30, 2023. In regard to the Access Flex Bear High Yield ProFund, the Board considered that for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2023, the Fund underperformed its Peer Group and benchmark index.

With regard to the Access VP High Yield Fund, the Board noted that for three-year and five-year periods ended June 30, 2023, the Fund outperformed its Peer Group and underperformed its Peer Group for the one-year and ten-year periods ended June 30, 2023. The Fund underperformed its benchmark index for the one-year, three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the one-year period ended June 30, 2023, the Fund closely tracked its benchmark index and outperformed its Peer Group average and universe average.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90% where previously it had been contractually capped at 1.35%. The Advisor had voluntarily reduced the prior contractual cap to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund which each pay 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

340 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

William D. Fertig c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (116); ProShares (126)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (116); ProShares (126)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (116); ProShares (126)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors (November 2005 to present); and ProShare Capital Management LLC (June 2008 to present).	ProFunds (116); ProShares (126)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.
**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in Profund Advisors.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Executive Officers

Todd B. Johnson 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Denise Lewis 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 10/63	Treasurer	Indefinite; June 2022 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (August 2020 to present); Senior Director, Bank of New York Mellon (September 2015 – October 2019).

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/23

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 14(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are William D. Fertig and Michael C. Wachs, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2023 $755,610

2022 $708,000

The fees relate to the audit of the registrant’s annual financial statements paid to PricewaterhouseCoopers LLP.

(b)	Audit-Related Fees:

2023 $0

2022 $0

(c)	Tax Fees:

2023 $203,400

2022 $198,700

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PricewaterhouseCoopers LLP.

(d)	All Other Fees:

2023 $0

2022 $0

(e)(1)       The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2023 $203,400

2022 $198,700

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h) Not applicable.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not Applicable

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	March 1, 2024

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	February 27, 2024

* Print the name and title of each signing officer under his or her signature.